As filed with the Securities and Exchange Commission on April 27, 2022
File No. 333-151805; 811-10559
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 36
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 132
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
(Exact Name of Registrant)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)
1 Griffin Road North
Windsor, CT 06095
(Address of Depositor’s Principal Offices)
(860) 791-0286
(Depositor’s Telephone Number, Including Area Code)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy To:
Stephen Roth, ESQ.
Eversheds Sutherland (USA) LLP
700 Sixth Street, NW., Suite 700
Washington, D.C. 20007-3980
Approximate date of proposed public offering:
As soon as practicable after the effective date of the registration statement.
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 2, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Premier Innovations SM
Sub-Administered by Great-West Life & Annuity Insurance Company
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
For additional information on the underlying Funds see Appendix A : “Underlying Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Great-West at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 2, 2022

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Glossary Of Special Terms
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Great-West: Great-West Life & Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Great-West at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
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Great-West Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
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Important Information You Should Consider About the Contract
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
				Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
				Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.33%
	Investment options (Fund fees and expenses)[2]	0.27%	3.36%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,410	Highest Annual Cost: $3,709
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Other Plan or Participant Charges
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value..	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
N/A
Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.

Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2 .
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2021 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.27%	3.36%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$9,266	$17,022	$24,804	$48,077
1.05%...................................	$9,071	$16,452	$23,878	$46,429
0.85%...................................	$8,876	$15,879	$22,944	$44,747
0.75%...................................	$8,779	$15,592	$22,473	$43,894
0.65%...................................	$8,682	$15,304	$22,001	$43,031
0.50%...................................	$8,536	$14,871	$21,289	$41,721
0.35%...................................	$8,390	$14,437	$20,572	$40,390
0.15%...................................	$8,195	$13,856	$19,610	$38,584
0.00%...................................	$8,049	$13,419	$18,882	$37,206

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$4,725	$14,270	$23,862	$48,047
1.05%...................................	$4,520	$13,682	$22,926	$46,399
0.85%...................................	$4,315	$13,091	$21,981	$44,717
0.75%...................................	$4,213	$12,794	$21,505	$43,864
0.65%...................................	$4,110	$12,497	$21,028	$43,001
0.50%...................................	$3,957	$12,050	$20,308	$41,691
0.35%...................................	$3,803	$11,602	$19,583	$40,360
0.15%...................................	$3,598	$11,002	$18,609	$38,554
0.00%...................................	$3,444	$10,550	$17,874	$37,176

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$4,755	$14,300	$23,892	$48,077
1.05%...................................	$4,550	$13,712	$22,956	$46,429
0.85%...................................	$4,345	$13,121	$22,011	$44,747
0.75%...................................	$4,243	$12,824	$21,535	$43,894
0.65%...................................	$4,140	$12,527	$21,058	$43,031
0.50%...................................	$3,987	$12,080	$20,338	$41,721
0.35%...................................	$3,833	$11,632	$19,613	$40,390
0.15%...................................	$3,628	$11,032	$18,639	$38,584
0.00%...................................	$3,474	$10,580	$17,904	$37,206

Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the

Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
Great-West has primary responsibility for administration of the Contract and the Separate Account. Great-West or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Great-West at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.

The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Great-West now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Great-West, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Great West pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Great West to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Great-West has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;

•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, , Great-West may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Great West Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.

Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.

Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;
•
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify Great-West if you change your address. If your mail is returned to Great-West, we are likely to suspend future mailings until an updated address is obtained. In addition, Great-West may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Great-West a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Great-West Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation

Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Great West Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2 ) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 75th birthday, or an earlier date if prescribed by applicable law.

The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.

Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity unit s (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39

The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment with
the Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect the
Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s

Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Great-West at the Great-West Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.

Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.

b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or
(iii)for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains age 72, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.

Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.

More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Fund currently available under the Contract. In the event more than one Underlying Fund were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to Participant_services@empower-retirement.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Fund, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.08%	35.44%	9.83%	12.65%
US Fund World Bond-USD Hedged	AB Global Bond Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	0.8%	-0.91%	2.78%	3.12%
US Fund Tactical Allocation	AB Global Risk Allocation Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.29%	12.04%	7.94%	6.53%
US Fund Large Growth	AB Growth Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.13%	21.07%	24.53%	18.89%
US Fund High Yield Bond	AB High Income Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	0.84%	4.92%	4.53%	6.06%
US Fund Foreign Large Value	AB International Value Fund - Class A*; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.25%	10.76%	4.77%	5.26%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.11%	8.06%	14.57%	8.75%
US Fund Large Value	AB Value Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	0.95%	27.02%	8.15%	10.18%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.12%	17.9%	23.57%	18.69%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.27%	4.42%	21.58%	16.5%
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.24%	-4.93%	21.18%	15.08%
US Fund Allocation--50% to 70% Equity	Allspring Asset Allocation Fund - Class A* (Formerly Wells Fargo Asset Allocation Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.13%	13.46%	9.88%	6.99%
US Fund Intermediate Core Bond	Allspring Core Bond Fund - Class A* (Formerly Wells Fargo Core Bond Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	0.78%	-2.02%	3.31%	2.85%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* (Formerly Wells Fargo Emerging Markets Equity Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.45%	-12.13%	8.85%	4.38%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* (Formerly Wells Fargo International Equity Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.15%	5.8%	5.5%	6.1%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* (Formerly Wells Fargo Utility and Telecommunications Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.06%	13.95%	12.19%	10.66%
US Fund Large Blend	American Century Equity Growth Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.91%	26.17%	15.96%	14.35%
US Fund Large Value	American Century Equity Income Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.17%	16.49%	9.41%	10.8%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	American Century Focused Large Cap Value Fund - Class A (Formerly American Century Large Company Value Fund); Adviser: American Century Investment Management Inc; Subadviser: N/A	1.08%	17.78%	9.29%	11.44%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.8%	-1.9%	1.68%	1.38%
US Fund Large Growth	American Century Growth Fund - Class A*; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.2%	27.18%	24.16%	17.93%
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.25%	10.81%	19.6%	15.38%
US Fund Small Blend	American Century Small Company Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.11%	20.66%	9.53%	11.63%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.7%	0.01%	0.66%	0.55%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.99%	23.25%	17.43%	15.67%
US Fund Allocation--50% to 70% Equity	American Funds American Balanced Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.89%	15.36%	11.05%	10.75%
US Fund Large Value	American Funds American Mutual Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	24.54%	12.53%	12.27%
US Fund World Allocation	American Funds Capital Income Builder® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	14.64%	7.8%	7.35%
US Fund World Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	14.42%	12.82%	11.23%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.11%	2.19%	12.14%	9.3%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.93%	22.08%	15.27%	14.6%
US Fund World Large-Stock Growth	American Funds New Perspective Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	17.34%	19.5%	15.06%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R-3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.22%	4.45%	13.83%	8.85%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.85%	-1.25%	3.77%	2.94%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.94%	18.93%	20.48%	17.54%
US Fund Allocation--70% to 85% Equity	American Funds The Income Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.9%	16.96%	9.14%	9.04%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	24.56%	14.41%	14.07%
US Fund World Large-Stock Growth	American Funds The New Economy Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	11.57%	19.05%	16.59%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.93%	28.06%	14.78%	13.84%
US Fund Mid-Cap Growth	AMG GW&K Small/Mid Cap Fund - Class N* (Formerly AMG Managers Cadence Mid Cap Fund); Adviser: AMG Funds LLC; Subadviser: GW&K Investment Management, LLC	1.09%	25.63%	16.4%	15.2%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Ave Maria Growth Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.92%	17.55%	18.99%	15.48%
US Fund Large Blend	Ave Maria Rising Dividend Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.93%	25.35%	13.62%	13.1%
US Fund Mid-Cap Blend	Ave Maria Value Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.97%	25.15%	11.46%	9.27%
US Fund Large Blend	BlackRock Advantage Large Cap Core Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.73%	28.29%	17.82%	15.58%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.87%	26.41%	22%	15.33%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.75%	3.32%	14.79%	13.46%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.97%	20.69%	24.63%	18.12%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.96%	20.08%	11.28%	11.59%
US Fund World Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: BlackRock (Singapore) Limited	1.08%	6.45%	9.55%	7.58%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	8.56%	9.81%	8.1%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	11.13%	11.06%	9.02%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	13.46%	12.09%	9.81%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	15.84%	13.04%	10.53%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	17.33%	13.51%	10.99%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	17.88%	13.79%	11.33%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	18.13%	13.9%	11.53%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	6.61%	8.4%	6.44%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* (Formerly BlackRock Mid Cap Dividend Fund); Adviser: BlackRock Advisors LLC; Subadviser: N/A	1%	26.08%	11.27%	12.04%
US Fund Mid-Cap Growth	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	1.05%	14.19%	25.49%	19.36%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.4%	28.23%	17.96%	15.95%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Class INV*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.4%	-1.94%	3.17%	2.44%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc.* (Closed to Contracts issued on or about 6/1/2014); Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	24.16%	12.54%	13.66%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	28.08%	17.89%	15.98%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund – Class INV*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	26.26%	11.89%	14.02%
US Fund World Large-Stock Growth	Calamos Global Equity Fund - Class A*; Adviser: Calamos Advisors LLC; Subadviser: N/A	1.4%	16.45%	19.71%	13.17%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*; Adviser: Calamos Advisors LLC; Subadviser: N/A	1.1%	6.78%	17.01%	9.85%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A*; Adviser: Calvert Research and Management; Subadviser: N/A	0.73%	0.1%	3.93%	3.41%
US Fund Large Growth	Calvert Equity Fund - Class A; Adviser: Calvert Research and Management; Subadviser: Atlanta Capital Management Company,LLC	0.91%	28.93%	23.64%	17.76%
US Fund Corporate Bond	Calvert Income Fund - Class A; Adviser: Calvert Research and Management; Subadviser: N/A	0.92%	1.7%	5.4%	4.38%
US Fund Large Blend	ClearBridge Aggressive Growth Fund - Class FI; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.15%	7.78%	10.96%	12.8%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	0.93%	23.58%	16.52%	14.66%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A*; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.44%	13.98%	7.26%	8.76%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.13%	28.55%	14.24%	14.19%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.21%	11.81%	21.19%	16.71%
US Fund Large Value	ClearBridge Value Trust - Class FI*; Adviser: ClearBridge Investments, LLC; Subadviser: N/A	1.13%	27.93%	12.45%	13.48%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A; Adviser: Columbia Wanger Asset Management LLC; Subadviser: N/A	1.11%	8.79%	16%	13.35%
US Fund Foreign Large Growth	Columbia Acorn® International Select Fund - Class A*; Adviser: Columbia Wanger Asset Management LLC; Subadviser: N/A	1.24%	10.49%	15.59%	10.31%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1%	24.02%	17.21%	16.09%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.99%	28.73%	23.45%	18.81%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A*; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.05%	19.07%	22.64%	17.36%
US Fund Large Value	Columbia Large Cap Value Fund - Class ADV (Closed to Contracts issued on or about 12/31/2010); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.75%	23.96%	12.16%	12.9%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* (Formerly BMO Mid-Cap Value Fund); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.13%	31.96%	12.59%	13.17%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class ADV* (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.88%	32.19%	12.86%	13.47%
US Fund Small Value	Columbia Select Small Cap Value Fund - Class ADV*; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.03%	31.51%	10.96%	12.74%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.29%	38.86%	30.95%	23.66%
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A (Formerly Columbia Seligman Communications and Information Fund); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.19%	38.93%	30.71%	23.15%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.27%	28.76%	9.34%	11.45%
US Fund Financial	Davis Financial Fund - Class A; Adviser: Davis Selected Advisers LP; Subadviser: Davis Selected Advisers (New York) Inc	0.96%	31.46%	10.46%	12.94%
US Fund Large Blend	Davis New York Venture Fund - Class A; Adviser: Davis Selected Advisers LP; Subadviser: Davis Selected Advisers (New York) Inc	0.89%	12.51%	11.76%	12.53%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A*; Adviser: Delaware Management Company; Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.7%	-1.19%	4.47%	3.51%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A*; Adviser: Delaware Management Company; Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-0.79%	7.48%	6.61%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund World Allocation	Delaware Ivy Asset Strategy Fund - Class Y* (Formerly Ivy Asset Strategy Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	13.8%	11.97%	7.95%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y (Formerly Ivy Large Cap Growth Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.04%	30.19%	25.09%	18.67%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y (Formerly Ivy Natural Resources Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.42%	26.56%	-0.76%	-1.3%
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Formerly Ivy Science & Technology Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.2%	15.44%	24.35%	19.4%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y (Formerly Ivy Small Cap Growth Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.27%	3.96%	16.17%	14.74%
US Fund Large Blend	Domini Impact Equity Fund® - Investor Class; Adviser: Domini Impact Investments LLC; Subadviser: SSGA Funds Management Inc	1.09%	21.3%	16.97%	14.3%
US Fund Large Growth	DWS Capital Growth Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	0.9%	22.21%	23.25%	18.66%
US Fund Large Value	DWS CROCI® Equity Dividend Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	1.01%	19.35%	10.04%	10.79%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A*; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	1.13%	-1.62%	3.65%	2.94%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	1.19%	7.89%	12.38%	9.85%
US Fund Mid-Cap Growth	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A; Adviser: Eaton Vance Management; Subadviser: Atlanta Capital Management Company,LLC	1.14%	21.92%	16.34%	15.43%
US Fund Allocation--50% to 70% Equity	Eaton Vance Balanced Fund - Class A; Adviser: Eaton Vance Management; Subadviser: N/A	0.96%	14.01%	12.03%	10.85%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A*; Adviser: Eaton Vance Management; Subadviser: Eaton Vance Advisers International Ltd.	1%	5.54%	5.24%	5.92%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A; Adviser: Boston Management and Research; Subadviser: N/A	1.04%	24.29%	12.03%	12.26%
US Fund Health	Eaton Vance-Atlanta Capital SMID-Cap Fund - Class A*; Adviser: Eaton Vance Management; Subadviser: Eaton Vance Advisers International Ltd.	1.16%	22.06%	16.45%	15.43%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*; Adviser: Federated Equity Mgmt Co. Of Penn; Subadviser: N/A	1.14%	30.2%	9.25%	10.99%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A; Adviser: Federated Equity Mgmt Co. Of Penn; Subadviser: N/A	1.11%	20.91%	9.84%	10.1%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R*; Adviser: Federated Equity Management Company Of Pennsylvania; Subadviser: Federated Global Investment Management Corp	1.96%	2.4%	18.3%	16.36%
US Fund Mid-Cap Growth	Federated Hermes MDT Mid Cap Growth Fund - Class A*; Adviser: Federated MDTA LLC; Subadviser: N/A	1.15%	22.53%	20.64%	16.32%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M; Adviser: Fidelity Management & Research Company LLC; Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.3%	24.81%	15.23%	14.39%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M; Adviser: Fidelity Management & Research Company LLC; Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31%	38.19%	8.64%	9.7%
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M; Adviser: Fidelity Management & Research Company LLC; Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21%	22.48%	17.76%	15.52%
US Fund Allocation--30% to 50% Equity	Franklin Conservative Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.87%	8.18%	7.41%	6.04%
US Fund Allocation--70% to 85% Equity	Franklin Growth Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.93%	16.41%	12.68%	10.2%
US Fund Large Growth	Franklin Growth Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.79%	21.8%	20.84%	17.01%
US Fund Allocation--30% to 50% Equity	Franklin Income Fund - Class A1; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.62%	17.18%	7.6%	7.65%
US Fund Allocation--50% to 70% Equity	Franklin Moderate Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.88%	12.38%	10.16%	8.07%
US Fund World Large-Stock Value	Franklin Mutual Beacon Fund - Class A; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.07%	16.46%	9.48%	10.73%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund World Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A*; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.26%	19.4%	6.68%	8.37%
US Fund Allocation--85%+ Equity	Franklin Mutual Shares Fund - Class A; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.05%	19.07%	6.52%	9.11%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021); Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1%	25.47%	9.99%	11.86%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.87%	2.13%	3.23%	3.63%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.88%	-0.77%	3.35%	3.09%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.09%	6.09%	4.68%	3.79%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	0.85%	-2.47%	2.28%	1.67%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.01%	3.65%	4.98%	5.65%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.04%	23.62%	9.97%	11.72%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.2%	30.45%	12.9%	12.74%
US Fund World Allocation	Goldman Sachs Satellite Strategies - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.38%	8.2%	6.29%	5.18%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.28%	26.29%	8.58%	11.72%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.22%	7.74%	22.17%	17.13%
US Fund Allocation--85%+ Equity	Great-West Aggressive Profile Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	1.15%	19.49%	12.77%	12.62%
US Fund Mid-Cap Value	Great-West Ariel Mid Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Ariel Investments, LLC	1.05%	26.13%	10.98%	13.08%
US Fund Intermediate Core Bond	Great-West Bond Index Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.5%	-2.39%	3.02%	2.42%
US Fund Allocation--15% to 30% Equity	Great-West Conservative Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.78%	6.35%	5.95%	5.66%
US Fund Intermediate Core Bond	Great-West Core Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.7%	-1.55%	3.57%	3.02%
US Fund Intermediate Core-Plus Bond	Great-West Core Strategies Flexible Bond Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP	0.79%	-1.72%	5.16%	5.16%
US Fund Foreign Large Blend	Great-West Core Strategies: International Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1%	9.78%	13.4%	13.4%
US Fund Large Blend	Great-West Core Strategies: U.S. Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.9%	25.4%	24.75%	24.75%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Diversified Emerging Mkts	Great-West Emerging Markets Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-4.43%	11.61%	11.61%
US Fund High Yield Bond	Great-West High Yield Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Putnam Investment Management, LLC	1.1%	3.65%	6.12%	6.48%
US Fund Inflation-Protected Bond	Great-West Inflation-Protected Securities Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.	0.7%	4.76%	6.22%	6.22%
US Fund Foreign Large Growth	Great-West International Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.2%	6.04%	13.94%	10.13%
US Fund Foreign Large Blend	Great-West International Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.65%	10.75%	9.16%	7.54%
US Fund Foreign Large Blend	Great-West International Value Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	10.83%	9.65%	10.26%
US Fund Large Growth	Great-West Large Cap Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1%	20.84%	24.82%	18.92%
US Fund Large Value	Great-West Large Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	25.98%	11.69%	12.14%
US Fund Target-Date 2015	Great-West Lifetime 2015 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.8%	8.48%	8.05%	7.69%
US Fund Target-Date 2020	Great-West Lifetime 2020 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.82%	9.17%	8.62%	8.62%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2025	Great-West Lifetime 2025 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.84%	10.16%	9.44%	9.32%
US Fund Target-Date 2030	Great-West Lifetime 2030 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.87%	11.6%	10.32%	10.32%
US Fund Target-Date 2035	Great-West Lifetime 2035 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.89%	13.46%	11.36%	10.89%
US Fund Target-Date 2040	Great-West Lifetime 2040 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.91%	15.11%	12.04%	12.04%
US Fund Target-Date 2045	Great-West Lifetime 2045 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	16.02%	12.43%	11.4%
US Fund Target-Date 2050	Great-West Lifetime 2050 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	16.15%	12.5%	12.5%
US Fund Target-Date 2055	Great-West Lifetime 2055 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.93%	16.1%	12.46%	11.31%
US Fund Target-Date 2060	Great-West Lifetime 2060 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.93%	15.89%	14.91%	14.91%
US Fund Mid-Cap Value	Great-West Mid Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	30.17%	9.91%	12.74%
US Fund Allocation--50% to 70% Equity	Great-West Moderate Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	11.98%	9.15%	8.79%
US Fund Allocation--70% to 85% Equity	Great-West Moderately Aggressive Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	1.01%	14.25%	10.38%	10.09%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	Great-West Moderately Conservative Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.83%	9.13%	7.49%	7.22%
US Fund Multisector Bond	Great-West Multi-Sector Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;Newfleet Asset Management, LLC;	0.9%	0.89%	4.84%	5.51%
US Fund Large Blend	Great-West S&P 500 ® Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.52%	28.2%	17.88%	15.92%
US Fund Mid-Cap Blend	Great-West S&P Mid Cap 400® Index Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.55%	24.01%	12.48%	13.55%
US Fund Small Blend	Great-West S&P SmallCap 600® Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.56%	25.95%	11.88%	13.92%
US Fund Short-Term Bond	Great-West Short Duration Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.6%	-0.03%	2.49%	2.17%
US Fund Small Growth	Great-West Small Cap Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management;	1.19%	13.76%	18.5%	16.45%
US Fund Small Value	Great-West Small Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	30.67%	9.1%	11.9%
US Fund Mid-Cap Growth	Great-West T. Rowe Price Mid Cap Growth Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: T. Rowe Price Associates, Inc.	1.02%	14.83%	17.86%	16.22%
US Fund Intermediate Government	Great-West U.S. Government Securities Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.6%	-2.15%	2.45%	2.08%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.88%	7.69%	6.65%	5.09%
US Fund Allocation--50% to 70% Equity	Hartford Balanced HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.92%	19.37%	12.14%	10.74%
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IB (Closed to Contracts issued on or about 6/13/2008); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.89%	25.21%	18.59%	17.12%
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.91%	31.68%	15.15%	14.41%
US Fund World Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.11%	10.61%	13.56%	13.56%
US Fund Health	Hartford Healthcare HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.16%	9.76%	16.35%	17.68%
US Fund Allocation--50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.09%	9.58%	9.16%	6.87%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--50% to 70% Equity	Hartford Moderate Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	0.78%	9.89%	9.49%	7.2%
US Fund Small Growth	Hartford Small Cap Growth HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.92%	3.76%	14.53%	14.62%
US Fund Small Growth	Hartford Small Company HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.06%	1.3%	20.92%	15.64%
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.76%	-1.18%	4.24%	3.56%
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IB (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.71%	-0.46%	1.08%	0.57%
US Fund Large Growth	Invesco American Franchise Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.97%	11.85%	21.57%	17.15%
US Fund Mid-Cap Value	Invesco American Value Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.18%	27.49%	8.95%	10.75%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.4%	18.87%	4.14%	-1.64%
US Fund Large Value	Invesco Comstock Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.82%	33.32%	11.37%	12.79%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.03%	18.87%	22.62%	17.29%
US Fund Large Value	Invesco Dividend Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.98%	18.97%	7.42%	9.53%
US Fund Allocation--50% to 70% Equity	Invesco Equity and Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.78%	18.02%	9.32%	10.42%
US Fund Europe Stock	Invesco EQV European Equity Fund - Class A (Formerly Invesco European Growth Fund); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.35%	14.15%	7.9%	7.63%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.32%	5.53%	9.71%	7.68%
US Fund World Large-Stock Growth	Invesco Global Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.03%	15.36%	17.93%	14%
US Fund World Small/Mid Stock	Invesco Global Opportunities Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.04%	0.12%	17.41%	15.47%
US Fund Multisector Bond	Invesco Global Strategic Income Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.01%	-3.24%	2.31%	3.06%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.05%	-2.87%	14.52%	-1.01%
US Fund Large Value	Invesco Growth and Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.8%	28.63%	10.26%	12.32%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.52%	-1.26%	3.75%	4.21%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund World Bond	Invesco International Bond Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.02%	-10.23%	2.09%	1.9%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.25%	3.89%	12.03%	9.67%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.07%	26.54%	15.94%	13.83%
US Fund Large Blend	Invesco Main Street Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.82%	27.6%	15.67%	14.95%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.11%	23.02%	12.29%	12.63%
US Fund Allocation--30% to 50% Equity	Invesco Multi-Asset Income Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: Invesco Capital Management LLC	0.84%	6.03%	4.25%	5.22%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.1%	10.57%	12.04%	9.65%
US Fund Real Estate	Invesco Real Estate Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: Invesco Asset Management Ltd	1.28%	40.99%	10.46%	10.4%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1%	26.64%	15.21%	12.87%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.31%	20.02%	13.18%	11.99%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.15%	7.33%	18.94%	16.58%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Value	Invesco Small Cap Value Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.12%	36.51%	12.04%	13.68%
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.22%	35.59%	11.8%	11.87%
US Fund Allocation--50% to 70% Equity	Janus Henderson Balanced Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.07%	16.75%	13.96%	11.3%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.16%	16.92%	18.62%	16.51%
US Fund Large Growth	Janus Henderson Forty Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.2%	22.48%	24.72%	19.78%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.02%	19.14%	8.35%	9.81%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S; Adviser: Janus Henderson Investors US LLC; Subadviser: N/A	1.31%	12.73%	12.91%	5.3%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.75%	-1.36%	3.53%	2.8%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.94%	18.2%	28.59%	19.75%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.27%	15.69%	12.87%	14.12%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.24%	-6.06%	22.46%	17.01%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.26%	32.31%	7.97%	11.57%
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.8%	5.73%	7.61%	7.63%
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.84%	8.26%	9.04%	8.87%
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.85%	10.43%	10.29%	9.84%
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.87%	13.58%	11.57%	10.79%
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	15.4%	12.44%	11.34%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	17.17%	12.98%	11.63%
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	17.13%	12.97%	11.6%
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.87%	17.13%	12.97%	10.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.86%	17.22%	12.97%	12.97%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.73%	5.79%	6.92%	6.05%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund*; Adviser: Luther King Capital Management Corporation; Subadviser: N/A	1%	25.34%	17.83%	13.97%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM; Adviser: Loomis, Sayles & Company LP; Subadviser: N/A	1.17%	2.74%	3.67%	4.19%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.71%	26.75%	10.99%	12.51%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Multisector Bond	Lord Abbett Bond-Debenture Fund, Inc. - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.78%	3.26%	5.77%	6.42%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.93%	-2.66%	24.78%	16.99%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.91%	25.67%	15.82%	14.23%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.96%	29.02%	10.95%	11.79%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.17%	11.65%	10.14%	6.99%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.15%	27.21%	11.81%	12.4%
US Fund Large Blend	Massachusetts Investors Trust - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.71%	26.86%	17.41%	15.55%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	17.14%	22.26%	18.77%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Wellington Management Company LLP	1.02%	27.5%	22.13%	18.05%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	28.15%	11.6%	12.71%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	22.83%	15.44%	15.12%
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.1%	27.98%	10.24%	11.64%
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.29%	14.88%	17.54%	13.65%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.2%	5.72%	23.56%	17.62%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	7.5%	9.48%	8.25%
US Fund Large Blend	MassMutual Main Street Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.2%	27.2%	15.34%	14.69%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.15%	14.48%	17.78%	16.01%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	12.58%	10.25%	8.44%
US Fund Target-Date 2020	MassMutual RetireSMARTSM by JPMorgan 2020 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.93%	7.05%	8.18%	7.78%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2025	MassMutual RetireSMARTSM by JPMorgan 2025 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.93%	9.61%	9.69%	8.92%
US Fund Target-Date 2030	MassMutual RetireSMARTSM by JPMorgan 2030 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	11.64%	10.68%	9.58%
US Fund Target-Date 2035	MassMutual RetireSMARTSM by JPMorgan 2035 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	14.03%	11.54%	10.1%
US Fund Target-Date 2040	MassMutual RetireSMARTSM by JPMorgan 2040 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1.01%	15.89%	12.12%	10.42%
US Fund Target-Date 2045	MassMutual RetireSMARTSM by JPMorgan 2045 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	17.68%	12.66%	10.95%
US Fund Target-Date 2050	MassMutual RetireSMARTSM by JPMorgan 2050 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	17.66%	12.94%	11.09%
US Fund Target-Date 2055	MassMutual RetireSMARTSM by JPMorgan 2055 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	17.61%	12.97%	8.92%
US Fund Target-Date 2060	MassMutual RetireSMARTSM by JPMorgan 2060 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	17.49%	12.91%	11.92%
US Fund Target-Date Retirement	MassMutual RetireSMARTSM by JPMorgan in Retirement Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.95%	6.86%	6.94%	5.62%
US Fund World Allocation	MassMutual Select BlackRock Global Allocation Fund - Class R4* (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: BlackRock Investment Management, LLC	1.25%	6.95%	9.27%	7.36%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	7.43%	10.87%	10.87%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	8.15%	11.69%	11.69%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.01%	8.92%	12.59%	12.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.03%	9.7%	13.68%	13.68%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.05%	11.09%	15.17%	15.17%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.08%	12.74%	16.62%	16.62%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.09%	14.31%	17.9%	17.9%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.1%	15.63%	19.01%	19.01%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.12%	16.48%	19.68%	19.68%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.13%	16.6%	19.71%	19.71%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.14%	16.59%	19.72%	19.72%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.14%	16.61%	19.72%	19.72%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	7.8%	11.11%	11.11%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Barings LLC;Baring International Investment Ltd;	0.86%	1.68%	2.25%	1.89%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	10.15%	19.73%	16.17%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.1%	21.9%	13.25%	14.34%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	35.88%	9.95%	11.33%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-1.61%	4.13%	3.76%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.6%	-8.31%	9.3%	3.98%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-1.48%	3.61%	3.14%
US Fund Large Blend	MFS® Core Equity Fund - Class R3 (Closed to Contracts issued on or about 5/1/2009); Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.93%	25.08%	18.62%	16.27%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.8%	-2.18%	2.43%	1.65%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	MFS® Growth Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.84%	23.33%	24.33%	18.87%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.97%	10.31%	13.88%	12.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.24%	1.26%	20.64%	15.64%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.01%	11.62%	12.07%	8.23%
US Fund Technology	MFS® Technology Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.12%	13.37%	25.89%	20.46%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.7%	-1.16%	3.85%	3.36%
US Fund Allocation--50% to 70% Equity	MFS® Total Return Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.72%	13.96%	9.69%	9.45%
US Fund Utilities	MFS® Utilities Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.99%	13.86%	11.76%	9.76%
US Fund Large Value	MFS® Value Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.8%	25.08%	12.18%	13.29%
US Fund Foreign Large Blend	MM MSCI EAFE® International Index Fund - Class R4 (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.81%	10.45%	9%	6.42%
US Fund Small Blend	MM Russell 2000® Small Cap Index Fund - Class R4 (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.72%	14.08%	11.35%	12.28%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	MM S&P 500® Index Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.61%	27.92%	17.77%	15.84%
US Fund Mid-Cap Blend	MM S&P® Mid Cap Index Fund - Class R4 (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.68%	23.96%	12.33%	13.06%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A; Adviser: Neuberger Berman Investment Advisers LLC; Subadviser: N/A	1.04%	23.19%	15.46%	14.2%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A (Formerly North Square Oak Ridge Small Cap Growth Fund); Adviser: North Square Investments, LLC; Subadviser: NSI Retail Advisors, LLC	2.03%	10.13%	14.24%	11.71%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A (Formerly Nuveen Santa Barbara Dividend Growth Fund); Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	0.92%	26.86%	15.9%	13.72%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* (Formerly Nuveen NWQ International Value Fund); Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.15%	12.09%	6.2%	4.84%
US Fund Allocation--50% to 70% Equity	Oakmark Equity and Income Fund - Investor Class* (Formerly Oakmark Equity and Income Fund - Service Class); Adviser: Harris Associates L.P.; Subadviser: N/A	0.84%	21.55%	10.58%	9.76%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A** (Formerly PGIM Jennison 20/20 Focus Fund); Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.02%	5.68%	26.51%	19.41%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A; Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.03%	11.39%	19.44%	14.77%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A; Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.31%	27.23%	4.53%	0.11%
US Fund Emerging Markets Bond	PIMCO Emerging Markets Bond Fund - Class A; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	1.24%	-2.38%	4.52%	4.18%
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.87%	5.25%	5.12%	2.82%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.78%	-1.35%	3.74%	3.25%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.81%	-1.16%	3.79%	3.3%
US Fund Large Value	Pioneer Equity Income Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.02%	25.55%	10.48%	12.12%
US Fund Large Growth	Pioneer Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.04%	23.41%	20.65%	17.16%
US Fund Large Blend	Pioneer Fundamental Growth Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.08%	27.81%	19.89%	15.93%
US Fund World Large-Stock Blend	Pioneer Global Sustainable Equity Fund - Class A* (Formerly Pioneer Global Equity Fund); Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.15%	23.7%	14.07%	12.19%
US Fund High Yield Bond	Pioneer High Yield Fund - Class A*; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.1%	5.75%	5.3%	6.12%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.05%	29.46%	8.92%	10.91%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	Pioneer Select Mid Cap Growth Fund - Class A (Closed to Contracts issued on or about 9/1/2009); Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	0.99%	7.96%	19.36%	15.75%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.06%	2.15%	4.52%	4.56%
US Fund High Yield Bond	Putnam High Yield Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Investments Limited	1.01%	4.86%	5.32%	5.89%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.48%	13.41%	12.2%	8.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A (Formerly Putnam Equity Income Fund) ; Adviser: Putnam Investment Management, LLC; Subadviser: N/A	0.88%	26.84%	13.67%	13.9%
US Fund Large Blend	Putnam Multi-Cap Core Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Investments Limited	0.98%	30.39%	18.11%	16.96%
US Fund Small Growth	Putnam Small Cap Growth Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Investments Limited	1.21%	14.13%	22.12%	17.29%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*; Adviser: Royce & Associates, LP; Subadviser: N/A	1.49%	28.24%	6.74%	7.58%
US Fund Small Value	Royce Total Return Fund - Service Class*; Adviser: Royce & Associates, LP; Subadviser: N/A	1.5%	25.54%	9.59%	10.86%
US Fund Allocation--50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4*; Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.13%	13.38%	6.83%	6.89%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4*; Adviser: Russell Investment Management, LLC; Subadviser: N/A	0.92%	3.33%	4.24%	4.01%
US Fund Allocation--70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4*; Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.17%	20.82%	9.42%	9.03%
US Fund Allocation--70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4*; Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.16%	17.81%	8.81%	8.24%
US Fund Allocation--30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4*; Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.03%	8.28%	5.15%	5.26%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.25%	24.92%	10.53%	11.32%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.17%	19.39%	22.6%	18.52%
US Fund Target-Date 2000-2010	T. Rowe Price Retirement 2010 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	0.99%	8.22%	8.21%	7.35%
US Fund Target-Date 2015	T. Rowe Price Retirement 2015 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.01%	9.01%	8.94%	8.22%
US Fund Target-Date 2020	T. Rowe Price Retirement 2020 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.03%	9.92%	9.88%	9.15%
US Fund Target-Date 2025	T. Rowe Price Retirement 2025 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.05%	11.3%	10.93%	10.07%
US Fund Target-Date 2030	T. Rowe Price Retirement 2030 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.08%	13.01%	11.97%	10.92%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2035	T. Rowe Price Retirement 2035 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.09%	14.46%	12.83%	11.57%
US Fund Target-Date 2040	T. Rowe Price Retirement 2040 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.1%	15.76%	13.58%	12.07%
US Fund Target-Date 2045	T. Rowe Price Retirement 2045 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.12%	16.61%	13.97%	12.27%
US Fund Target-Date 2050	T. Rowe Price Retirement 2050 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.13%	16.82%	14%	12.29%
US Fund Target-Date 2055	T. Rowe Price Retirement 2055 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.14%	16.75%	13.96%	12.26%
US Fund Target-Date 2060	T. Rowe Price Retirement 2060 Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.14%	16.77%	13.97%	10.84%
US Fund Allocation--30% to 50% Equity	T. Rowe Price Retirement Balanced Fund - R Class; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	0.99%	7.95%	7.73%	6.45%
US Fund Diversified Emerging Mkts	Templeton Developing Markets Trust - Class A*; Adviser: Templeton Asset Management Ltd.; Subadviser: Franklin Templeton Inv Mgmt Ltd	1.38%	-5.8%	10.67%	4.9%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*; Adviser: Templeton Global Advisors Limited; Subadviser: N/A	1.1%	5.07%	3.19%	5.02%
US Fund World Bond	Templeton Global Bond Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.92%	-5.06%	-1.09%	1.48%
US Fund World Large-Stock Value	Templeton Growth Fund, Inc. - Class A; Adviser: Templeton Global Advisors Limited; Subadviser: N/A	1.05%	5.12%	5.14%	7.36%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.93%	9.81%	8.19%	8.36%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.1%	15.13%	15.88%	14.96%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.8%	15.45%	16.23%	15.3%
US Fund Allocation--30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.12%	5.27%	6.64%	4.35%
US Fund Allocation--30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	0.83%	5.66%	6.97%	4.67%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4; Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.03%	30.86%	14.87%	14.11%
US Fund Allocation--70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.1%	13.6%	11.41%	9.42%
US Fund Allocation--70% to 85% Equity	The Hartford Growth Allocation Fund - Class R5 (Closed to Contracts issued on or about 5/1/2009); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	0.79%	13.91%	11.74%	9.75%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.14%	7.35%	23.93%	19.96%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.29%	9.92%	16.17%	17.32%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.97%	3.37%	5.58%	5.72%
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.87%	4.75%	4.1%	1.97%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.19%	27.97%	10%	12.3%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.26%	1.01%	20.54%	15.39%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.74%	-1.25%	4.11%	3.35%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R5 (Closed to Contracts issued on or about 5/3/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.44%	-0.95%	4.46%	3.68%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010); Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.36%	7.1%	10.83%	7.93%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*; Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.16%	7.3%	11.05%	8.14%
US Fund Large Blend	Thornburg Small/Mid Cap Core Fund - Class R3* (Closed to Contracts issued on or about 5/1/2010); Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.31%	13.78%	12.77%	13.23%
US Fund Large Blend	Thornburg Small/Mid Cap Core Fund - Class R4*; Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.21%	13.9%	12.88%	13.35%
US Fund Large Growth	Thornburg Small/Mid Cap Growth Fund - Class R3*; Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.46%	-4.47%	15.92%	13.74%
US Fund Large Growth	Thornburg Small/Mid Cap Growth Fund - Class R4*; Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.36%	-4.38%	16.04%	13.86%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.33%	-2.05%	3.16%	2.48%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	25.27%	17.62%	15.97%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	27.21%	24.93%	19.41%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	24.75%	10.84%	12.62%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A; Adviser: Timothy Partners Ltd; Subadviser: Westwood Management Corp	1.58%	26.9%	14.27%	13.13%
APP A-38

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A*; Adviser: UBS Asset Management (Americas) Inc; Subadviser: N/A	1.38%	4.08%	2.87%	2.73%
US Fund World Allocation	UBS Global Allocation Fund - Class A*; Adviser: UBS Asset Management (Americas) Inc; Subadviser: N/A	1.3%	7.94%	9.4%	7.44%
US Fund Allocation--50% to 70% Equity	UBS U.S. Allocation Fund - Class A; Adviser: UBS Asset Management (Americas) Inc; Subadviser: N/A	0.96%	16.07%	12.61%	11.3%
US Fund Large Blend	Victory Diversified Stock Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.07%	35.86%	17.08%	14.35%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.28%	26.05%	15.28%	13.43%
US Fund Large Blend	Victory Special Value Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.33%	35.44%	16.52%	12.69%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	0.9%	31.48%	13.56%	14.49%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.24%	25.13%	10.99%	13.15%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.24%	25.24%	11.87%	12.69%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.3%	28.73%	11.45%	13%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.46%	26.91%	7.53%	10.74%
APP A-39

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.02%	28.53%	10.19%	10.7%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A*; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.3%	9.89%	8.55%	4.41%
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.17%	24.23%	5.44%	8.04%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
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APP A-40

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
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Statement of Additional Information
Separate Account Eleven
Premier InnovationsSM
HV-6776
Issued by
Talcott Resolution Life Insurance Company
1 Griffin Road North, Windsor, CT 06095
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 2, 2022
Date of Statement of Additional Information: May 2, 2022

3

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
Great-West has primary responsibility for administration of the Contract and the Separate Account. Great-West or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

4

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company), included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included in this Statement of Additional Information herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston, MA 02111.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2021, 2020, and 2019, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2021 and for the period then ended, are included herein.

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Hartford 403(b) Cornerstone Innovations
Sub-Administered by Great-West Life & Annuity Insurance Company
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
For additional information on the underlying Funds see Appendix A : “Underlying Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Great-West at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 2, 2022

Glossary Of Special Terms
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Great-West: Great-West Life & Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Great-West at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.

Great-West Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
				Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
				Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.34%
	Investment options (Fund fees and expenses)[2]	0.27%	3.36%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,410	Highest Annual Cost: $3,709
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Other Plan or Participant Charges
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value..	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
N/A
Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.

Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2021 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.27%	3.36%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.

The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$9,266	$17,022	$24,804	$48,077
1.05%...................................	$9,071	$16,452	$23,878	$46,429
0.85%...................................	$8,876	$15,879	$22,944	$44,747
0.75%...................................	$8,779	$15,592	$22,473	$43,894
0.65%...................................	$8,682	$15,304	$22,001	$43,031
0.50%...................................	$8,536	$14,871	$21,289	$41,721
0.35%...................................	$8,390	$14,437	$20,572	$40,390
0.15%...................................	$8,195	$13,856	$19,610	$38,584
0.00%...................................	$8,049	$13,419	$18,882	$37,206

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$4,725	$14,270	$23,862	$48,047
1.05%...................................	$4,520	$13,682	$22,926	$46,399
0.85%...................................	$4,315	$13,091	$21,981	$44,717
0.75%...................................	$4,213	$12,794	$21,505	$43,864
0.65%...................................	$4,110	$12,497	$21,028	$43,001
0.50%...................................	$3,957	$12,050	$20,308	$41,691
0.35%...................................	$3,803	$11,602	$19,583	$40,360
0.15%...................................	$3,598	$11,002	$18,609	$38,554
0.00%...................................	$3,444	$10,550	$17,874	$37,176

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$4,755	$14,300	$23,892	$48,077
1.05%...................................	$4,550	$13,712	$22,956	$46,429
0.85%...................................	$4,345	$13,121	$22,011	$44,747
0.75%...................................	$4,243	$12,824	$21,535	$43,894
0.65%...................................	$4,140	$12,527	$21,058	$43,031
0.50%...................................	$3,987	$12,080	$20,338	$41,721
0.35%...................................	$3,833	$11,632	$19,613	$40,390
0.15%...................................	$3,628	$11,032	$18,639	$38,584
0.00%...................................	$3,474	$10,580	$17,904	$37,206
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.

Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott

Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
Great-West has primary responsibility for administration of the Contract and the Separate Account. Great-West or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Great-West at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.

The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Great-West now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Great-West, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Great West pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Great West to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Great-West has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:

• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, , Great-West may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Great West Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.
•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with Our own.

Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.
Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.

Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;
•
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
The Contracts are not available for issuance except as described above.
It is important that you notify Great-West if you change your address. If your mail is returned to Great-West, we are likely to suspend future mailings until an updated address is obtained. In addition, Great-West may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Great-West a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Great-West Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.

Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.

•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:

•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕ 2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Great West Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.

4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax

Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective.

Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity unit s (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415

ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants
who have
terminated
their
employment
with the
Employer;
• Duration of
payments
may not
extend
beyond the
Participant’s
life
expectancy;
• A Participant
may not elect
the Systemic
Withdrawal
Option if
there is an
outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Great-West at the Great-West Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.

Participant Loans
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or
(iii)for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains age 72, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Fund currently available under the Contract. In the event more than one Underlying Fund were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to Participant_services@empower-retirement.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Fund, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.08%	35.44%	9.83%	12.65%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011); Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.25%	10.76%	4.77%	5.26%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.11%	8.06%	14.57%	8.75%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.12%	17.9%	23.57%	18.69%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.27%	4.42%	21.58%	16.5%
US Fund Allocation--50% to 70% Equity	Allspring Asset Allocation Fund - Class A* (Formerly Wells Fargo Asset Allocation Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.13%	13.46%	9.88%	6.99%
APP 0-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* (Formerly Wells Fargo Emerging Markets Equity Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.45%	-12.13%	8.85%	4.38%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* (Formerly Wells Fargo Utility and Telecommunications Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.06%	13.95%	12.19%	10.66%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.85%	-1.01%	3.17%	2.57%
US Fund Large Value	American Century Equity Income Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.17%	16.49%	9.41%	10.8%
US Fund Large Growth	American Century Growth Fund - Class A*; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.2%	27.18%	24.16%	17.93%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.23%	22.75%	9.1%	12.5%
US Fund Small Value	American Century Small Cap Value Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.44%	36.52%	12.43%	13.59%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.7%	0.01%	0.66%	0.55%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.99%	23.25%	17.43%	15.67%
US Fund Large Value	American Funds American Mutual Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	24.54%	12.53%	12.27%
US Fund World Allocation	American Funds Capital Income Builder® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	14.64%	7.8%	7.35%
APP 0-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund World Large-Stock Blend	American Funds Capital World Growth and Income FundSM Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	14.42%	12.82%	11.23%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.93%	22.08%	15.27%	14.6%
US Fund World Large-Stock Growth	American Funds New Perspective Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	17.34%	19.5%	15.06%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.93%	28.06%	14.78%	13.84%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.11%	2.19%	12.14%	9.3%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.94%	18.93%	20.48%	17.54%
US Fund Allocation--70% to 85% Equity	American Funds The Income Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.9%	16.96%	9.14%	9.04%
US Fund Large Blend	American Funds The Investment Company of America® Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	24.56%	14.41%	14.07%
US Fund World Large-Stock Growth	American Funds The New Economy Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	11.57%	19.05%	16.59%
US Fund Large Growth	Ave Maria Growth Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.92%	17.55%	18.99%	15.48%
US Fund Large Blend	Ave Maria Rising Dividend Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.93%	25.35%	13.62%	13.1%
APP 0-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Blend	Ave Maria Value Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.97%	25.15%	11.46%	9.27%
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares* (Closed to Contracts issued on or about 8/1/2013); Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.87%	26.41%	22%	15.33%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.75%	3.32%	14.79%	13.46%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.97%	20.69%	24.63%	18.12%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.96%	20.08%	11.28%	11.59%
US Fund World Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: BlackRock (Singapore) Limited	1.08%	6.45%	9.55%	7.58%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: BlackRock International Limited	1.09%	13.18%	8.94%	6.91%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* (Formerly BlackRock Mid Cap Dividend Fund); Adviser: BlackRock Advisors LLC; Subadviser: N/A	1%	26.08%	11.27%	12.04%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.4%	28.23%	17.96%	15.95%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	8.56%	9.81%	8.1%
APP 0-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	11.13%	11.06%	9.02%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	13.46%	12.09%	9.81%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	15.84%	13.04%	10.53%
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	17.33%	13.51%	10.99%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	17.88%	13.79%	11.33%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	18.13%	13.9%	11.53%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	6.61%	8.4%	6.44%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Class INV*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.4%	-1.94%	3.17%	2.44%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc.* (Closed to Contracts issued on or about 6/1/2014); Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	24.16%	12.54%	13.66%
APP 0-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	28.08%	17.89%	15.98%
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Class INV*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	26.26%	11.89%	14.02%
US Fund World Large-Stock Growth	Calamos Global Equity Fund - Class A*; Adviser: Calamos Advisors LLC; Subadviser: N/A	1.4%	16.45%	19.71%	13.17%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*; Adviser: Calamos Advisors LLC; Subadviser: N/A	1.1%	6.78%	17.01%	9.85%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012); Adviser: Calvert Research and Management; Subadviser: N/A	0.73%	0.1%	3.93%	3.41%
US Fund Large Growth	Calvert Equity Fund - Class A; Adviser: Calvert Research and Management; Subadviser: Atlanta Capital Management Company,LLC	0.91%	28.93%	23.64%	17.76%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	0.93%	23.58%	16.52%	14.66%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.13%	28.55%	14.24%	14.19%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A (Closed to Contracts issued on or about 4/30/2012); Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.16%	11.9%	21.21%	16.71%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.21%	11.81%	21.19%	16.71%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A; Adviser: Columbia Wanger Asset Management LLC; Subadviser: N/A	1.11%	8.79%	16%	13.35%
APP 0-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	Columbia Contrarian Core Fund - Class A; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1%	24.02%	17.21%	16.09%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.05%	19.07%	22.64%	17.36%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A*; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.99%	28.73%	23.45%	18.81%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* (Formerly BMO Mid-Cap Value Fund); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.13%	31.96%	12.59%	13.17%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.27%	28.76%	9.34%	11.45%
US Fund Large Blend	Davis New York Venture Fund - Class A; Adviser: Davis Selected Advisers LP; Subadviser: Davis Selected Advisers (New York) Inc	0.89%	12.51%	11.76%	12.53%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A*; Adviser: Delaware Management Company; Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.7%	-1.19%	4.47%	3.51%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A*; Adviser: Delaware Management Company; Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-0.79%	7.48%	6.61%
US Fund World Allocation	Delaware Ivy Asset Strategy Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012. Formerly Ivy Asset Strategy Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	13.8%	11.97%	7.95%
APP 0-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y (Formerly Ivy Large Cap Growth Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.04%	30.19%	25.09%	18.67%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y (Closed to Contracts issued on or about 8/1/2012. Formerly Ivy Natural Resources Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.42%	26.56%	-0.76%	-1.3%
US Fund Large Growth	DWS Capital Growth Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	0.9%	22.21%	23.25%	18.66%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	1.19%	7.89%	12.38%	9.85%
#N/A	#N/A	#N/A	#N/A	#N/A	#N/A
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A; Adviser: Eaton Vance Management; Subadviser: Eaton Vance Advisers International Ltd.	1%	5.54%	5.24%	5.92%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A*; Adviser: Boston Management and Research; Subadviser: N/A	1.04%	24.29%	12.03%	12.26%
US Fund Mid-Cap Growth	Eaton Vance-Atlanta Capital SMID-Cap Fund - Class A; Adviser: Eaton Vance Management; Subadviser: Atlanta Capital Management Company,LLC	1.14%	21.92%	16.34%	15.43%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*; Adviser: Federated Equity Mgmt Co. Of Penn; Subadviser: N/A	1.14%	30.2%	9.25%	10.99%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A; Adviser: Federated Equity Mgmt Co. Of Penn; Subadviser: N/A	1.11%	20.91%	9.84%	10.1%
APP 0-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013); Adviser: Federated Equity Management Company Of Pennsylvania; Subadviser: Federated Global Investment Management Corp	1.96%	2.4%	18.3%	16.36%
US Fund Allocation--30% to 50% Equity	Franklin Conservative Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.87%	8.18%	7.41%	6.04%
US Fund Allocation--70% to 85% Equity	Franklin Growth Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.93%	16.41%	12.68%	10.2%
US Fund Large Growth	Franklin Growth Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.79%	21.8%	20.84%	17.01%
US Fund High Yield Bond	Franklin High Income Fund - Class A1; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.76%	5%	5.77%	5.75%
US Fund Allocation--30% to 50% Equity	Franklin Income Fund - Class A1; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.62%	17.18%	7.6%	7.65%
US Fund Allocation--50% to 70% Equity	Franklin Moderate Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.88%	12.38%	10.16%	8.07%
US Fund World Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.07%	16.46%	9.48%	10.73%
US Fund World Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A*; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.26%	19.4%	6.68%	8.37%
US Fund Allocation--85%+ Equity	Franklin Mutual Shares Fund - Class A; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.05%	19.07%	6.52%	9.11%
APP 0-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Value	Franklin Small Cap Value Fund - Class A* (Closed to Contracts issued on or about 5/27/2021); Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.08%	25.47%	9.99%	11.86%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.87%	2.13%	3.23%	3.63%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.9%	-0.77%	3.35%	3.09%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class; Adviser: Frost Investment Advisors, LLC; Subadviser: N/A	0.88%	25.16%	24.2%	17.84%
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	0.85%	-2.47%	2.28%	1.67%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.01%	3.65%	4.98%	5.65%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.04%	23.62%	9.97%	11.72%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund); Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.23%	11.39%	20.97%	15.72%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.2%	30.45%	12.9%	12.74%
US Fund World Allocation	Goldman Sachs Satellite Strategies - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.38%	8.2%	6.29%	5.18%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.28%	26.29%	8.58%	11.72%
APP 0-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--85%+ Equity	Great-West Aggressive Profile Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	1.15%	19.49%	12.77%	12.62%
US Fund Mid-Cap Value	Great-West Ariel Mid Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Ariel Investments, LLC	1.05%	26.13%	10.98%	13.08%
US Fund Intermediate Core Bond	Great-West Bond Index Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.5%	-2.39%	3.02%	2.42%
US Fund Allocation--15% to 30% Equity	Great-West Conservative Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.78%	6.35%	5.95%	5.66%
US Fund Intermediate Core Bond	Great-West Core Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.7%	-1.55%	3.57%	3.02%
US Fund Intermediate Core-Plus Bond	Great-West Core Strategies Flexible Bond Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP	0.79%	-1.72%	5.16%	5.16%
US Fund Foreign Large Blend	Great-West Core Strategies: International Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1%	9.78%	13.4%	13.4%
US Fund Large Blend	Great-West Core Strategies: U.S. Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.9%	25.4%	24.75%	24.75%
US Fund Diversified Emerging Mkts	Great-West Emerging Markets Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-4.43%	11.61%	11.61%
US Fund High Yield Bond	Great-West High Yield Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Putnam Investment Management, LLC	1.1%	3.65%	6.12%	6.48%
APP 0-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Inflation-Protected Bond	Great-West Inflation-Protected Securities Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.	0.7%	4.76%	6.22%	6.22%
US Fund Foreign Large Growth	Great-West International Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.2%	6.04%	13.94%	10.13%
US Fund Foreign Large Blend	Great-West International Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.65%	10.75%	9.16%	7.54%
US Fund Foreign Large Blend	Great-West International Value Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	10.83%	9.65%	10.26%
US Fund Large Growth	Great-West Large Cap Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1%	20.84%	24.82%	18.92%
US Fund Large Value	Great-West Large Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	25.98%	11.69%	12.14%
US Fund Target-Date 2015	Great-West Lifetime 2015 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.8%	8.48%	8.05%	7.69%
US Fund Target-Date 2020	Great-West Lifetime 2020 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.82%	9.17%	8.62%	8.62%
US Fund Target-Date 2025	Great-West Lifetime 2025 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.84%	10.16%	9.44%	9.32%
US Fund Target-Date 2030	Great-West Lifetime 2030 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.87%	11.6%	10.32%	10.32%
APP 0-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2035	Great-West Lifetime 2035 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.89%	13.46%	11.36%	10.89%
US Fund Target-Date 2040	Great-West Lifetime 2040 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.91%	15.11%	12.04%	12.04%
US Fund Target-Date 2045	Great-West Lifetime 2045 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	16.02%	12.43%	11.4%
US Fund Target-Date 2050	Great-West Lifetime 2050 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	16.15%	12.5%	12.5%
US Fund Target-Date 2055	Great-West Lifetime 2055 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.93%	16.1%	12.46%	11.31%
US Fund Target-Date 2060	Great-West Lifetime 2060 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.93%	15.89%	14.91%	14.91%
US Fund Mid-Cap Value	Great-West Mid Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	30.17%	9.91%	12.74%
US Fund Allocation--50% to 70% Equity	Great-West Moderate Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	11.98%	9.15%	8.79%
US Fund Allocation--70% to 85% Equity	Great-West Moderately Aggressive Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	1.01%	14.25%	10.38%	10.09%
US Fund Allocation--30% to 50% Equity	Great-West Moderately Conservative Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.83%	9.13%	7.49%	7.22%
US Fund Multisector Bond	Great-West Multi-Sector Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;Newfleet Asset Management, LLC;	0.9%	0.89%	4.84%	5.51%
APP 0-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	Great-West S&P 500 ® Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.52%	28.2%	17.88%	15.92%
US Fund Mid-Cap Blend	Great-West S&P Mid Cap 400® Index Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.55%	24.01%	12.48%	13.55%
US Fund Small Blend	Great-West S&P SmallCap 600® Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.56%	25.95%	11.88%	13.92%
US Fund Short-Term Bond	Great-West Short Duration Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.6%	-0.03%	2.49%	2.17%
US Fund Small Growth	Great-West Small Cap Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management;	1.19%	13.76%	18.5%	16.45%
US Fund Small Value	Great-West Small Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	30.67%	9.1%	11.9%
US Fund Mid-Cap Growth	Great-West T. Rowe Price Mid Cap Growth Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: T. Rowe Price Associates, Inc.	1.02%	14.83%	17.86%	16.22%
US Fund Intermediate Government	Great-West U.S. Government Securities Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.6%	-2.15%	2.45%	2.08%
US Fund Allocation--30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4*; Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.88%	7.69%	6.65%	5.09%
US Fund World Small/Mid Stock	Hartford Global Impact Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.11%	10.61%	13.56%	13.56%
APP 0-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.94%	6.49%	8.4%	7.43%
US Fund Allocation--50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.09%	9.58%	9.16%	6.87%
US Fund Large Growth	Invesco American Franchise Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.97%	11.85%	21.57%	17.15%
US Fund Mid-Cap Value	Invesco American Value Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.18%	27.49%	8.95%	10.75%
US Fund Large Value	Invesco Comstock Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.82%	33.32%	11.37%	12.79%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A* (Closed to Contracts issued on or about 4/13/2013); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.2%	-7.5%	9.74%	6.19%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.03%	18.87%	22.62%	17.29%
US Fund Large Value	Invesco Dividend Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.98%	18.97%	7.42%	9.53%
US Fund Allocation--50% to 70% Equity	Invesco Equity and Income Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.78%	18.02%	9.32%	10.42%
APP 0-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.32%	-6.98%	8.44%	5.03%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.32%	5.53%	9.71%	7.68%
US Fund World Large-Stock Growth	Invesco Global Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.03%	15.36%	17.93%	14%
US Fund Multisector Bond	Invesco Global Strategic Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.01%	-3.24%	2.31%	3.06%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A (Closed to Contracts issued on or about 3/1/2013); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.05%	-2.87%	14.52%	-1.01%
US Fund Large Value	Invesco Growth and Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.8%	28.63%	10.26%	12.32%
US Fund World Bond	Invesco International Bond Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.02%	-10.23%	2.09%	1.9%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.25%	3.89%	12.03%	9.67%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.07%	26.54%	15.94%	13.83%
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.11%	23.02%	12.29%	12.63%
APP 0-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.1%	10.57%	12.04%	9.65%
US Fund Real Estate	Invesco Real Estate Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: Invesco Asset Management Ltd	1.28%	40.99%	10.46%	10.4%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1%	26.64%	15.21%	12.87%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.31%	20.02%	13.18%	11.99%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.15%	7.33%	18.94%	16.58%
US Fund Small Value	Invesco Small Cap Value Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.12%	36.51%	12.04%	13.68%
US Fund Allocation--50% to 70% Equity	Janus Henderson Balanced Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.07%	16.75%	13.96%	11.3%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.16%	16.92%	18.62%	16.51%
US Fund Large Growth	Janus Henderson Forty Fund - Class S*; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.2%	22.48%	24.72%	19.78%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.02%	19.14%	8.35%	9.81%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S; Adviser: Janus Henderson Investors US LLC; Subadviser: N/A	1.31%	12.73%	12.91%	5.3%
APP 0-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.75%	-1.36%	3.53%	2.8%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.94%	18.2%	28.59%	19.75%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.26%	32.31%	7.97%	11.57%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.94%	28.16%	19.27%	17.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Shares; Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.69%	0%	0.64%	0.32%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.24%	-6.06%	22.46%	17.01%
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.8%	5.73%	7.61%	7.63%
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.84%	8.26%	9.04%	8.87%
APP 0-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.85%	10.43%	10.29%	9.84%
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.87%	13.58%	11.57%	10.79%
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	15.4%	12.44%	11.34%
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	17.17%	12.98%	11.63%
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	17.13%	12.97%	11.6%
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.87%	17.13%	12.97%	10.93%
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.86%	17.22%	12.97%	12.97%
APP 0-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.73%	5.79%	6.92%	6.05%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund*; Adviser: Luther King Capital Management Corporation; Subadviser: N/A	1%	25.34%	17.83%	13.97%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM*; Adviser: Loomis, Sayles & Company LP; Subadviser: N/A	1.17%	2.74%	3.67%	4.19%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.71%	26.75%	10.99%	12.51%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A* (Closed to Contracts issued on or about 1/15/2012); Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.93%	-2.66%	24.78%	16.99%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A* (Closed to Contracts issued on or about 11/22/2013); Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.95%	25.67%	15.82%	14.23%
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.96%	29.02%	10.95%	11.79%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*; Adviser: Lord Abbett; Subadviser: N/A	1.06%	6.61%	19.37%	15.35%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.17%	11.65%	10.14%	6.99%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.66%	-0.11%	3.63%	3.36%
APP 0-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.15%	27.21%	11.81%	12.4%
US Fund Large Blend	Massachusetts Investors Trust - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.71%	26.86%	17.41%	15.55%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	7.43%	10.87%	10.87%
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.01%	8.92%	12.59%	12.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.03%	9.7%	13.68%	13.68%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.05%	11.09%	15.17%	15.17%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.09%	14.31%	17.9%	17.9%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.1%	15.63%	19.01%	19.01%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.12%	16.48%	19.68%	19.68%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.14%	16.59%	19.72%	19.72%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.14%	16.61%	19.72%	19.72%
APP 0-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	7.8%	11.11%	11.11%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	8.15%	11.69%	11.69%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.08%	12.74%	16.62%	16.62%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.13%	16.6%	19.71%	19.71%
US Fund Target-Date 2020	MassMutual RetireSMARTSM by JPMorgan 2020 Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.93%	7.05%	8.18%	7.78%
US Fund Target-Date 2025	MassMutual RetireSMARTSM by JPMorgan 2025 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.93%	9.61%	9.69%	8.92%
US Fund Target-Date 2030	MassMutual RetireSMARTSM by JPMorgan 2030 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	11.64%	10.68%	9.58%
US Fund Target-Date 2035	MassMutual RetireSMARTSM by JPMorgan 2035 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	14.03%	11.54%	10.1%
US Fund Target-Date 2040	MassMutual RetireSMARTSM by JPMorgan 2040 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1.01%	15.89%	12.12%	10.42%
US Fund Target-Date 2045	MassMutual RetireSMARTSM by JPMorgan 2045 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	17.68%	12.66%	10.95%
US Fund Target-Date 2050	MassMutual RetireSMARTSM by JPMorgan 2050 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	17.66%	12.94%	11.09%
APP 0-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2055	MassMutual RetireSMARTSM by JPMorgan 2055 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	17.61%	12.97%	8.92%
US Fund Target-Date 2060	MassMutual RetireSMARTSM by JPMorgan 2060 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	17.49%	12.91%	11.92%
US Fund Target-Date Retirement	MassMutual RetireSMARTSM by JPMorgan in Retirement Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.95%	6.86%	6.94%	5.62%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.06%	-2.65%	4.34%	4.52%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.8%	-2.18%	2.43%	1.65%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011); Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.87%	23.33%	24.33%	18.87%
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.08%	9.22%	13.95%	9.71%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.97%	10.31%	13.88%	12.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.24%	1.26%	20.64%	15.64%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.01%	11.62%	12.07%	8.23%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.7%	-1.16%	3.85%	3.36%
APP 0-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--50% to 70% Equity	MFS® Total Return Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.72%	13.96%	9.69%	9.45%
US Fund Utilities	MFS® Utilities Fund - Class R3* (Closed to Contracts issued on or about 3/1/2013); Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.99%	13.86%	11.76%	9.76%
US Fund Large Value	MFS® Value Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.8%	25.08%	12.18%	13.29%
US Fund World Large-Stock Growth	MSIF Global Opportunity Portfolio - Class A*; Adviser: Morgan Stanley Investment Management, Inc.; Subadviser: Morgan Stanley Investment Management Co	1.21%	-0.05%	24%	19.22%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A*; Adviser: Neuberger Berman Investment Advisers LLC; Subadviser: N/A	1.04%	23.19%	15.46%	14.2%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A* (Formerly North Square Oak Ridge Small Cap Growth Fund); Adviser: North Square Investments, LLC; Subadviser: NSI Retail Advisors, LLC	2.03%	10.13%	14.24%	11.71%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A* (Formerly Nuveen Santa Barbara Dividend Growth Fund); Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	0.92%	26.86%	15.9%	13.72%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A (Formerly Nuveen NWQ International Value Fund); Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.15%	12.09%	6.2%	4.84%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A; Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.17%	4.32%	18.1%	14.6%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A; Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.24%	24.34%	13.03%	13.07%
APP 0-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A* (Formerly PGIM Jennison 20/20 Focus Fund); Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.02%	5.68%	26.51%	19.41%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A; Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.03%	11.39%	19.44%	14.77%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A (Closed to Contracts issued on or about 3/1/2013); Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.31%	27.23%	4.53%	0.11%
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A*; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.87%	5.25%	5.12%	2.82%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class*; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.78%	-1.35%	3.74%	3.25%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.81%	-1.16%	3.79%	3.3%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A*; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	0.91%	27.6%	12.93%	12.25%
US Fund Large Blend	Pioneer Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.08%	27.81%	19.89%	15.93%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.04%	23.41%	20.65%	17.16%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 9/30/2011); Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.05%	29.46%	8.92%	10.91%
APP 0-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.06%	2.15%	4.52%	4.56%
US Fund High Yield Bond	Putnam High Yield Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Investments Limited	1.04%	4.86%	5.32%	5.89%
US Fund Large Value	Putnam Large Cap Value Fund - Class A*; Adviser: Putnam Investment Management, LLC; Subadviser: N/A	0.88%	26.84%	13.67%	13.9%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A*; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.48%	13.41%	12.2%	8.75%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*; Adviser: Royce & Associates, LP; Subadviser: N/A	1.49%	28.24%	6.74%	7.58%
US Fund Small Value	Royce Total Return Fund - Service Class*; Adviser: Royce & Associates, LP; Subadviser: N/A	1.5%	25.54%	9.59%	10.86%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.25%	24.92%	10.53%	11.32%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.17%	19.39%	22.6%	18.52%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A; Adviser: Templeton Global Advisors Limited; Subadviser: N/A	1.1%	5.07%	3.19%	5.02%
US Fund World Bond	Templeton Global Bond Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.92%	-5.06%	-1.09%	1.48%
US Fund World Large-Stock Value	Templeton Growth Fund, Inc. - Class A; Adviser: Templeton Global Advisors Limited; Subadviser: N/A	1.05%	5.12%	5.14%	7.36%
APP 0-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.93%	9.81%	8.19%	8.36%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.1%	15.13%	15.88%	14.96%
US Fund Allocation--50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	0.99%	14.28%	11.71%	10.85%
US Fund Allocation--30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.12%	5.27%	6.64%	4.35%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.03%	30.86%	14.87%	14.11%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.04%	25.08%	12.13%	12.45%
US Fund Allocation--70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.1%	13.6%	11.41%	9.42%
APP 0-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.14%	7.35%	23.93%	19.96%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.97%	3.37%	5.58%	5.72%
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.87%	4.75%	4.1%	1.97%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.15%	9.51%	15.6%	15.61%
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.26%	1.01%	20.54%	15.39%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4* (Closed to Contracts issued on or about 6/11/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.74%	-1.25%	4.11%	3.35%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.19%	27.97%	10%	12.3%
APP 0-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.1%	7.28%	10.3%	8.59%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*; Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.16%	7.3%	11.05%	8.14%
US Fund Large Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013); Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.21%	13.9%	12.88%	13.35%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.33%	-2.05%	3.16%	2.48%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	25.27%	17.62%	15.97%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	27.21%	24.93%	19.41%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	24.75%	10.84%	12.62%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A; Adviser: Timothy Partners Ltd; Subadviser: Westwood Management Corp	1.58%	26.9%	14.27%	13.13%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.07%	35.86%	17.08%	14.35%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013); Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.33%	35.44%	16.52%	12.69%
APP 0-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	0.9%	31.48%	13.56%	14.49%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.24%	25.13%	10.99%	13.15%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.28%	26.05%	15.28%	13.43%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.24%	25.24%	11.87%	12.69%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.3%	28.73%	11.45%	13%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A* (Closed to Contracts issued on or about 4/20/2012); Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.46%	26.91%	7.53%	10.74%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.02%	28.53%	10.19%	10.7%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A*; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.3%	9.89%	8.55%	4.41%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Seix Investment Advisors LLC	0.7%	-1.47%	3.51%	2.74%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6777
APP 0-30

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

HV-6777

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HV-6777

Statement of Additional Information
Separate Account Eleven
Hartford 403(b) Cornerstone Innovations
HV-6777
Issued by
Talcott Resolution Life Insurance Company
1 Griffin Road North, Windsor, CT 06095
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 2, 2022
Date of Statement of Additional Information: May 2, 2022

3

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
Great-West has primary responsibility for administration of the Contract and the Separate Account. Great-West or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

4

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company), included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included in this Statement of Additional Information herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston, MA 02111.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2021, 2020, and 2019, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2021 and for the period then ended, are included herein.

Talcott Resolution Life Insurance Company
Group Variable Annuity Contracts
Separate Account Eleven
Premier Innovations SM (Series II)
Sub-Administered by Great-West Life & Annuity Insurance Company
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
For additional information on the underlying Funds see Appendix A : “Underlying Funds”
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Great-West at 1-844-804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value
Prospectus Dated: May 2, 2022

2

3

Glossary Of Special Terms
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annual Maintenance Fee: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Approved Plan Related Investment Account: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by Us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Benefit Payment: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Great-West: Great-West Life & Annuity Insurance Company, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Great-West at 1-844-804-8989, Participant_services@empower-retirement.com, or at 8515 E. Orchard Rd., Greenwood Village, CO 80111.
4

Great-West Administrative Office: Overnight mailing address: 8515 E. Orchard Rd., Greenwood Village, CO 80111. Standard mailing address: Empower Retirement, LLC, 8515 E. Orchard Rd., Greenwood Village, CO 80111.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
5

Important Information You Should Consider About the Contract
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
You do not pay a sales charge at the time you make a Contribution to your
Participant Account. But you may a Contingent Deferred Sales Charge
(“CDSC”) if you fully or partially surrender your Participant Account Value during the first five Contract Years. No CDSC applies in the sixth Contract Year or later.

For example, if you made a withdrawal of $100,000.00 (a partial surrender)
from your Participant Account Value during your first Contract Year, you would pay a maximum CDSC of $5,000.00.
				Contract Charges: Contingent Deferred Sales Charge
Transaction Charges
In addition to the Contingent Deferred Surrender Charge, you may be charged for other transactions. These may include fees to set up and administer a Loan from your Participant Account Value, charges for Premium Taxes that are imposed by a State or other government entity, or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
				Contract Charges: Loan Fees; Premium Taxes; and Transfer Fees
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
				Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0%	1.32%
	Investment options (Fund fees and expenses)[2]	0.27%	3.36%
	1 As a percentage of Total Value of Participant Accounts under the Contract. [2] As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,410	Highest Annual Cost: $3,709
	Assumes: Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals

Other Plan or Participant Charges
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Not a Short Term Investment
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims- paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling 844-804-8989 or visiting https://www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value..	Changes to the Funds and Separate Account
Optional Benefits
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.

If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts – Transfers between Sub- Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution

Exchanges
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own. But you should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.
N/A
Overview of the Contract
Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account Option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: 1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account Option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A: Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systemic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systemic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.

Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2 .
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender you Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of each premium payment withdrawn)(1)	5%
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
Loan Set-up Fee	$50
The next table describes the fees that you will pay each year during the time that hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
	Maximum Fee	Minimum Fee
Annual Maintenance Fee(2)	$30	$0.00
Base Contract Fee (as a percentage of average daily Sub-Account value)(3)	1.25%	0.00%
Annual Loan Administration Fee(4)	$50.00	$50.00
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2021 that you may pay periodically during the time that you participate in the Contract. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Underlying Funds.
Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.27%	3.36%
_____________________________________________________________________________________________
(1)
 We do not deduct a charge for sales expenses from premiums at the time they are paid. However, We may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.
Premium Years Since Payment of Premium	1	2	3	4	5	6+
Charge (%)	5	4	3	2	1	0
(2)
 The Annual Maintenance Fee is deducted from each Participant Account on a quarterly basis. The maximum Annual Maintenance Fee is $30.00. The current Annual Maintenance Fee varies with the Average Participant Account Value under the Contract. For Average Participant Account Values between $0 and $19,999.00, the Annual Maintenance Fee is $20.00, for Average Participant Account Values between $20,000.00 and 39,000.00, the Annual Maintenance Fee is $10.00 and for Average Participant Account Values over $40,000.00, the Annual Maintenance Fee is $0.
(3)
 The Base Contract Fee consists of the Program and Administrative Charge, which varies with the total value of Participant Accounts under the Contract. The Program and Administrative Charge is either deducted daily (Method 1) or quarterly (Method 2), depending on which method is selected by your Employer.
(4)
 This fee does not include an interest charged under the terms of the loan.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you Surrender your Contract at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$9,266	$17,022	$24,804	$48,077
1.05%...................................	$9,071	$16,452	$23,878	$46,429
0.85%...................................	$8,876	$15,879	$22,944	$44,747
0.75%...................................	$8,779	$15,592	$22,473	$43,894
0.65%...................................	$8,682	$15,304	$22,001	$43,031
0.50%...................................	$8,536	$14,871	$21,289	$41,721
0.35%...................................	$8,390	$14,437	$20,572	$40,390
0.15%...................................	$8,195	$13,856	$19,610	$38,584
0.00%...................................	$8,049	$13,419	$18,882	$37,206

	If you annuitize at the end of the applicable time period
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$4,725	$14,270	$23,862	$48,047
1.05%...................................	$4,520	$13,682	$22,926	$46,399
0.85%...................................	$4,315	$13,091	$21,981	$44,717
0.75%...................................	$4,213	$12,794	$21,505	$43,864
0.65%...................................	$4,110	$12,497	$21,028	$43,001
0.50%...................................	$3,957	$12,050	$20,308	$41,691
0.35%...................................	$3,803	$11,602	$19,583	$40,360
0.15%...................................	$3,598	$11,002	$18,609	$38,554
0.00%...................................	$3,444	$10,550	$17,874	$37,176

	If you do not Surrender your Contract
Program and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25%...................................	$4,755	$14,300	$23,892	$48,077
1.05%...................................	$4,550	$13,712	$22,956	$46,429
0.85%...................................	$4,345	$13,121	$22,011	$44,747
0.75%...................................	$4,243	$12,824	$21,535	$43,894
0.65%...................................	$4,140	$12,527	$21,058	$43,031
0.50%...................................	$3,987	$12,080	$20,338	$41,721
0.35%...................................	$3,833	$11,632	$19,613	$40,390
0.15%...................................	$3,628	$11,032	$18,639	$38,584
0.00%...................................	$3,474	$10,580	$17,904	$37,206

Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Limitations on Surrenders and Withdrawals. During the first five Contract Years we will deduct a Contingent Deferred Surrender Charge if you surrender or take a withdrawal from the Contract. You should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts will not be accepted.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Cyber Security and Business Continuity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that We or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect Our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of Our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair Our ability to operate effectively by preventing the workforce from working remotely and impair Our ability to process Contract-related transactions or to calculate Contract values.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the

Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
Great-West has primary responsibility for administration of the Contract and the Separate Account. Great-West or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. You bear the full investment risk for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A: Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Great-West at 1-844-804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.

The Contract may contain a General Account option. The General Account option has certain restrictions. Neither the General Account option nor these restrictions are described in this prospectus. The General Account option is not required to be registered with the SEC
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Great-West now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call 1-844-804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Great-West, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Great West pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Great West to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-844-804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Great-West has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
• Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;

•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, , Great-West may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
Where permitted by applicable law, Talcott may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value), substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.
If additional Sub-Accounts are made available to Participants, Talcott may or may not make them available to you based on Our assessment of marketing needs and investment conditions. We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund’s availability.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
Declared Rate of Interest
Talcott Resolution credits interest on Contributions made to the General Account at a rate We declare for any period of time that we determine. We may change the declared interest rate from time to time at Our discretion.
Guaranteed Rate of Interest
Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers
Distributions and transfers from the General Account within a reasonable period of time after a Participant request is received at the Great West Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.

Guaranteed Separate Account
We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to Our claims paying ability.
Contract Charges
Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:
•the cost of preparing sales literature,
•commissions and other compensation paid to broker dealers and their registered representatives, and
•other promotional and distribution related activities.
If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, We pay those expenses from Our general assets, including surplus. Surplus might include profits resulting from unused Program Charges.
We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:
Contract Years	Contingent Deferred Sales Charge as a percentage of Participant Account value Surrendered
During the First Year	5%
During the Second Year	4%
During the Third Year	3%
During the Fourth Year	2%
During the Fifth Year	1%
During the Sixth Year and thereafter	0%
➣ Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).
If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.
➣ Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.
We may reduce the amount or term of the Contingent Deferred Sales Charge (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
• Benefit Payments — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts “Benefit Payments”. Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon Our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

•Plan Related Expenses — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other Plan Related Expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts “Plan Related Expenses.” Upon Our request, the Contract Owner must provide Us with reasonable documentation that a Surrender is a Plan Related Expense.
•Transfer to an Approved Plan Related Investment Account — We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Plan that your Employer identifies and We accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.
We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.
Annual Maintenance Fee
The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year We deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan’s Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan’s Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, We may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate Us for Our administrative services related to maintaining the Contract and the Participant Accounts.
Average Participant Account Value under Your Contract	Amount of the Annual Maintenance Fee
$0 to $19,999.99	$20
$20,000.00 to $39,999.99	$10
$40,000.00 and over	$0
The Annual Maintenance Fee may be reduced or waived (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with Our own.
Program and Administrative Charge
For providing administrative services, We deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual total value of the aggregate Participant Accounts within the Contract is lesser than the anticipated level, We may increase the Program and Administrative Charge on a going forward basis. In no event will the charge exceed 1.25%.

Before Annuity Commencement Date
Total Value of Participant Accounts under a Contract	Program and Administrative Charge
$0 to $3,499,999.99	1.25%
$3,500,000.00 to $4,999,999.99	1.05%
$5,000,000.00 to $24,999,999.99	0.85%
$25,000,000.00 to $34,999,999.99	0.75%
$35,000,000.00 to $49,999,999.99	0.65%
$50,000,000.00 to $69,999,999.99	0.50%
$70,000,000.00 to $84,999,999.99	0.35%
$85,000,000.00 to $99,999,999.99	0.15%
$100,000,000.00 and over	0.00%
After Annuity Commencement Date
Program and Administrative Charge
All Participants	1.25%
When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:
Method One: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.
Method Two: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.
We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates Us for providing administrative services under the Contracts.
If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by Us, We will bear the loss. If the Program and Administrative Charge exceeds these costs, We will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.
We may reduce the Program and Administrative Charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Loan Fees
Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether We are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Program and Administrative Charges, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as We deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, We may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;
•
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.

The Contracts are not available for issuance except as described above.
It is important that you notify Great-West if you change your address. If your mail is returned to Great-West, we are likely to suspend future mailings until an updated address is obtained. In addition, Great-West may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Great-West a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred, or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Great-West Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
Canceling your Certificate
If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.
Unless otherwise required by state law, We will pay you your Participant Account value as of the Valuation Day We receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until We receive your notice of cancellation. In certain states, however, We are required to return your Contributions without deduction for any fees or charges.
Surrender Charge Offset
You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer and is limited to a maximum credit of 7%.
Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Talcott Resolution will reimburse the Plan not to exceed 7% of transferred assets.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:
•Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.
In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant’s Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the Underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation

Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, We take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.
Method One
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share plus applicable distributions per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day; multiplied by
•the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.
Method Two (not available to Contracts issued in New York)
The Net Investment Factor for each Sub-Account equals:
•the net asset value per share of the corresponding Underlying Fund at the end of the current Valuation Day; divided by
•the net asset value per share of the corresponding Underlying Fund at the end of the prior Valuation Day.
Under Method Two, the value of any applicable Underlying Fund distributions per share creates additional Accumulation Units.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
Shares of the Underlying Funds are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the Underlying Funds’ prospectus.
Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “ Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:

1.
Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may your Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.
To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Great West Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.
To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2 , an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70 1∕2 ) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.

The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖❖ Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Cash Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 662/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.

Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity unit s (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39

The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the Participant dies before
his or her Annuity
Commencement Date, We
will pay a death benefit to the
Beneficiary. The death benefit
will equal the Participant’s
Account value. If no
Beneficiary is living at the
death of the Participant, the
Participant’s estate is the
Beneficiary.
		Standard	None	• The deduction of advisory fees will reduce your death benefit.
Participant Loan	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	Loan set-up fee of $50.00 and annual loan administration fee of $50.00.	• Must be permitted by the Code and the terms of the Plan.
Systemic Withdrawal Option	The Participant may be able request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
• Limited to
Participants who
have terminated
their
employment with
the Employer;
• Duration of
payments may
not extend
beyond the
Participant’s life
expectancy;
• A Participant
may not elect the
Systemic
Withdrawal
Option if there is
an outstanding
Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant’s

Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.
If the proceeds are taken in a single sum, payment will normally be made within seven days of Our receipt of completed settlement instructions.
You may apply the death benefit payout to any one of the Annuity payment options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to Great-West at the Great-West Administrative Office. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement. (See “Annuity Options”)
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, We deduct a loan set-up fee of $50. In addition, while your loan is outstanding, We deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.

Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.

b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
(ix) certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
(ii)not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or
(iii)for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
(i)the calendar year in which the individual attains age 72, or
(ii)(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
(a)the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
(b)over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.

Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.

More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
We may suspend the Contract on at least 90 days written notice to the Contract Owner before the effective date of the suspension if the Contract Owner fails to assent to any modification of the Contract
Upon suspension of the Contract, We will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by Us under an Annuity that commenced prior to the date of suspension.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
Like other insurance companies, We are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, We do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Appendix A – Underlying Funds
The following is a list of the Underlying Fund currently available under the Contract. In the event more than one Underlying Fund were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to Participant_services@empower-retirement.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Fund, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.
UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Value	AB Discovery Value Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.08%	35.44%	9.83%	12.65%
US Fund World Bond-USD Hedged	AB Global Bond Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	0.8%	-0.91%	2.78%	3.12%
US Fund High Yield Bond	AB High Income Fund - Class A; Adviser: AllianceBernstein L.P.; Subadviser: N/A	0.84%	4.92%	4.53%	6.06%
US Fund Foreign Large Value	AB International Value Fund - Class A* (Closed to Contracts issued on or about 8/1/2011); Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.25%	10.76%	4.77%	5.26%
US Fund Foreign Large Growth	AB Sustainable International Thematic Fund - Class A (Closed to Contracts issued on or about 8/1/2011); Adviser: AllianceBernstein L.P.; Subadviser: N/A	1.11%	8.06%	14.57%	8.75%
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I (Closed to Contracts issued on or about 8/1/2012); Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.12%	17.9%	23.57%	18.69%
US Fund Mid-Cap Growth	Alger Mid Cap Growth Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.27%	4.42%	21.58%	16.5%
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Growth	Alger Small Cap Growth Institutional Fund - Class I; Adviser: Fred Alger Management, LLC; Subadviser: N/A	1.24%	-4.93%	21.18%	15.08%
US Fund Allocation--50% to 70% Equity	Allspring Asset Allocation Fund - Class A* (Formerly Wells Fargo Asset Allocation Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.13%	13.46%	9.88%	6.99%
US Fund Diversified Emerging Mkts	Allspring Emerging Markets Equity Fund - Class A* (Formerly Wells Fargo Emerging Markets Equity Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.45%	-12.13%	8.85%	4.38%
US Fund Foreign Large Value	Allspring International Equity Fund - Class A* (Formerly Wells Fargo International Equity Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.15%	5.8%	5.5%	6.1%
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* (Formerly Wells Fargo Utility and Telecommunications Fund); Adviser: Allspring Funds Management LLC; Subadviser: Allspring Global Investments, LLC	1.06%	13.95%	12.19%	10.66%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.85%	-1.01%	3.17%	2.57%
US Fund Large Blend	American Century Equity Growth Fund - Class A (Closed to Contracts issued on or about 5/3/2010); Adviser: American Century Investment Management Inc; Subadviser: N/A	0.91%	26.17%	15.96%	14.35%
US Fund Large Value	American Century Equity Income Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.17%	16.49%	9.41%	10.8%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.8%	-1.9%	1.68%	1.38%
US Fund Large Growth	American Century Growth Fund - Class A*; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.2%	27.18%	24.16%	17.93%
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	American Century Heritage Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.25%	10.81%	19.6%	15.38%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.23%	22.75%	9.1%	12.5%
US Fund Small Value	American Century Small Cap Value Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.44%	36.52%	12.43%	13.59%
US Fund Small Blend	American Century Small Company Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	1.11%	20.66%	9.53%	11.63%
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A; Adviser: American Century Investment Management Inc; Subadviser: N/A	0.7%	0.01%	0.66%	0.55%
US Fund Large Growth	American Funds AMCAP Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.99%	23.25%	17.43%	15.67%
US Fund Large Value	American Funds American Mutual Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	24.54%	12.53%	12.27%
US Fund World Allocation	American Funds Capital Income Builder® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	14.64%	7.8%	7.35%
US Fund World Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	14.42%	12.82%	11.23%
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.11%	2.19%	12.14%	9.3%
US Fund Large Blend	American Funds Fundamental Investors FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.93%	22.08%	15.27%	14.6%
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund World Large-Stock Growth	American Funds New Perspective Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	17.34%	19.5%	15.06%
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R-3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.22%	4.45%	13.83%	8.85%
US Fund Intermediate Core Bond	American Funds The Bond Fund of America® - Class R3 (Closed to Contracts issued on or about 5/3/2010); Adviser: Capital Research and Management Company; Subadviser: N/A	0.85%	-1.25%	3.77%	2.94%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.94%	18.93%	20.48%	17.54%
US Fund Allocation--70% to 85% Equity	American Funds The Income Fund of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.9%	16.96%	9.14%	9.04%
US Fund Large Blend	American Funds The Investment Company of America® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.91%	24.56%	14.41%	14.07%
US Fund World Large-Stock Growth	American Funds The New Economy Fund® - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	1.06%	11.57%	19.05%	16.59%
US Fund Large Blend	American Funds Washington Mutual Investors FundSM - Class R3; Adviser: Capital Research and Management Company; Subadviser: N/A	0.93%	28.06%	14.78%	13.84%
US Fund Large Growth	Ave Maria Growth Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.92%	17.55%	18.99%	15.48%
US Fund Large Blend	Ave Maria Rising Dividend Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.93%	25.35%	13.62%	13.1%
US Fund Mid-Cap Blend	Ave Maria Value Fund; Adviser: Schwartz Investment Counsel Inc; Subadviser: N/A	0.97%	25.15%	11.46%	9.27%
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	BlackRock Advantage Large Cap Growth Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.87%	26.41%	22%	15.33%
US Fund Small Growth	BlackRock Advantage Small Cap Growth Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.75%	3.32%	14.79%	13.46%
US Fund Large Growth	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.97%	20.69%	24.63%	18.12%
US Fund Large Value	BlackRock Equity Dividend Fund - Investor A Shares; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.96%	20.08%	11.28%	11.59%
US Fund World Allocation	BlackRock Global Allocation Fund, Inc. - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: BlackRock (Singapore) Limited	1.08%	6.45%	9.55%	7.58%
US Fund Foreign Large Blend	BlackRock International Dividend Fund - Investor A Shares*; Adviser: BlackRock Advisors LLC; Subadviser: BlackRock International Limited	1.09%	13.18%	8.94%	6.91%
US Fund Target-Date 2025	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	8.56%	9.81%	8.1%
US Fund Target-Date 2030	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	11.13%	11.06%	9.02%
US Fund Target-Date 2035	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	13.46%	12.09%	9.81%
US Fund Target-Date 2040	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	15.84%	13.04%	10.53%
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2045	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	17.33%	13.51%	10.99%
US Fund Target-Date 2050	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	17.88%	13.79%	11.33%
US Fund Target-Date 2055	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	18.13%	13.9%	11.53%
US Fund Target-Date Retirement	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares*; Adviser: BlackRock Fund Advisors; Subadviser: BlackRock International Limited;BlackRock (Singapore) Limited;	0.9%	6.61%	8.4%	6.44%
US Fund Mid-Cap Value	BlackRock Mid Cap Value Fund - Investor A Shares* (Formerly BlackRock Mid Cap Dividend Fund); Adviser: BlackRock Advisors LLC; Subadviser: N/A	1%	26.08%	11.27%	12.04%
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class III Shares*; Adviser: BlackRock Advisors LLC; Subadviser: N/A	0.4%	28.23%	17.96%	15.95%
US Fund Intermediate Core Bond	BNY Mellon Bond Market Index Fund - Class INV*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.4%	-1.94%	3.17%	2.44%
US Fund Mid-Cap Blend	BNY Mellon Midcap Index Fund, Inc.* (Closed to Contracts issued on or about 6/1/2014); Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	24.16%	12.54%	13.66%
US Fund Large Blend	BNY Mellon S&P 500 Index Fund*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	28.08%	17.89%	15.98%
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Class INV*; Adviser: BNY Mellon Investment Adviser, Inc.; Subadviser: N/A	0.5%	26.26%	11.89%	14.02%
US Fund World Large-Stock Growth	Calamos Global Equity Fund - Class A*; Adviser: Calamos Advisors LLC; Subadviser: N/A	1.4%	16.45%	19.71%	13.17%
US Fund Foreign Large Growth	Calamos International Growth Fund - Class A*; Adviser: Calamos Advisors LLC; Subadviser: N/A	1.1%	6.78%	17.01%	9.85%
US Fund Intermediate Core-Plus Bond	Calvert Bond Fund - Class A* (Closed to Contracts issued on or about 8/1/2012); Adviser: Calvert Research and Management; Subadviser: N/A	0.73%	0.1%	3.93%	3.41%
US Fund Large Growth	Calvert Equity Fund - Class A; Adviser: Calvert Research and Management; Subadviser: Atlanta Capital Management Company,LLC	0.91%	28.93%	23.64%	17.76%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011); Adviser: Calvert Research and Management; Subadviser: N/A	0.92%	1.7%	5.4%	4.38%
US Fund Large Blend	ClearBridge Appreciation Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	0.93%	23.58%	16.52%	14.66%
US Fund Foreign Small/Mid Value	ClearBridge International Small Cap Fund - Class A*; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.44%	13.98%	7.26%	8.76%
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.13%	28.55%	14.24%	14.19%
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class A; Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.16%	11.9%	21.21%	16.71%
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Growth	ClearBridge Small Cap Growth Fund - Class FI (Closed to Contracts issued on or about 4/30/2012); Adviser: Legg Mason Partners Fund Advisor, LLC; Subadviser: ClearBridge Investments, LLC	1.21%	11.81%	21.19%	16.71%
US Fund Mid-Cap Growth	Columbia Acorn® Fund - Class A; Adviser: Columbia Wanger Asset Management LLC; Subadviser: N/A	1.11%	8.79%	16%	13.35%
US Fund Large Blend	Columbia Contrarian Core Fund - Class A; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1%	24.02%	17.21%	16.09%
US Fund Large Growth	Columbia Large Cap Growth Fund - Class A; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.99%	28.73%	23.45%	18.81%
US Fund Large Growth	Columbia Large Cap Growth Opportunity Fund - Class A* (Closed to Contracts issued on or about 8/1/2012); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.05%	19.07%	22.64%	17.36%
US Fund Large Value	Columbia Large Cap Value Fund - Class ADV (Closed to Contracts issued on or about 12/31/2010); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.75%	23.96%	12.16%	12.9%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class A* (Formerly BMO Mid-Cap Value Fund); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.13%	31.96%	12.59%	13.17%
US Fund Mid-Cap Value	Columbia Select Mid Cap Value Fund - Class ADV* (Effective 7/20/2020,the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	0.88%	32.19%	12.86%	13.47%
US Fund Technology	Columbia Seligman Global Technology Fund - Class A (Closed to Contracts issued on or about 5/3/2010); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.29%	38.86%	30.95%	23.66%
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Technology	Columbia Seligman Technology and Information Fund - Class A (Formerly Columbia Seligman Communications and Information Fund); Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.19%	38.93%	30.71%	23.15%
US Fund Small Value	Columbia Small Cap Value Fund I - Class A*; Adviser: Columbia Mgmt Investment Advisers, LLC; Subadviser: N/A	1.27%	28.76%	9.34%	11.45%
US Fund Large Blend	Davis New York Venture Fund - Class A; Adviser: Davis Selected Advisers LP; Subadviser: Davis Selected Advisers (New York) Inc	0.89%	12.51%	11.76%	12.53%
US Fund Intermediate Core-Plus Bond	Delaware Diversified Income Fund - Class A*; Adviser: Delaware Management Company; Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.7%	-1.19%	4.47%	3.51%
US Fund Long-Term Bond	Delaware Extended Duration Bond Fund - Class A*; Adviser: Delaware Management Company; Subadviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.82%	-0.79%	7.48%	6.61%
US Fund World Allocation	Delaware Ivy Asset Strategy Fund - Class Y* (Formerly Ivy Asset Strategy Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11%	13.8%	11.97%	7.95%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y (Formerly Ivy Large Cap Growth Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.04%	30.19%	25.09%	18.67%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y (Formerly Ivy Natural Resources Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.42%	26.56%	-0.76%	-1.3%
APP A-9

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Formerly Ivy Science & Technology Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.2%	15.44%	24.35%	19.4%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y (Formerly Ivy Small Cap Growth Fund); Adviser: Delaware Management Company; Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited;	1.27%	3.96%	16.17%	14.74%
US Fund Large Blend	Domini Impact Equity FundSM - Investor Class; Adviser: Domini Impact Investments LLC; Subadviser: SSGA Funds Management Inc	1.09%	21.3%	16.97%	14.3%
US Fund Large Growth	DWS Capital Growth Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	0.9%	22.21%	23.25%	18.66%
US Fund Emerging Markets Bond	DWS Emerging Markets Fixed Income Fund - Class A* (Closed to Contracts issued on or about 5/3/2010); Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	1.13%	-1.62%	3.65%	2.94%
US Fund Foreign Large Growth	DWS International Growth Fund - Class A; Adviser: DWS Investment Management Americas, Inc.; Subadviser: N/A	1.19%	7.89%	12.38%	9.85%
US Fund Allocation--50% to 70% Equity	Eaton Vance Balanced Fund - Class A; Adviser: Eaton Vance Management; Subadviser: N/A	0.96%	14.01%	12.03%	10.85%
US Fund High Yield Bond	Eaton Vance Income Fund of Boston - Class A*; Adviser: Eaton Vance Management; Subadviser: Eaton Vance Advisers International Ltd.	1%	5.54%	5.24%	5.92%
US Fund Large Value	Eaton Vance Large-Cap Value Fund - Class A; Adviser: Boston Management and Research; Subadviser: N/A	1.04%	24.29%	12.03%	12.26%
US Fund Health	Eaton Vance Worldwide Health Sciences Fund - Class A*; Adviser: Eaton Vance Management; Subadviser: Eaton Vance Advisers International Ltd.	1.16%	22.06%	16.45%	15.43%
APP A-10

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Growth	Eaton Vance-Atlanta Capital SMID-Cap Fund - Class A; Adviser: Eaton Vance Management; Subadviser: Atlanta Capital Management Company,LLC	1.14%	21.92%	16.34%	15.43%
US Fund Small Value	Federated Hermes Clover Small Value Fund - Class A*; Adviser: Federated Equity Mgmt Co. Of Penn; Subadviser: N/A	1.14%	30.2%	9.25%	10.99%
US Fund Large Value	Federated Hermes Equity Income Fund, Inc. - Class A; Adviser: Federated Equity Mgmt Co. Of Penn; Subadviser: N/A	1.11%	20.91%	9.84%	10.1%
US Fund Mid-Cap Growth	Federated Hermes Kaufmann Fund - Class R* (Closed to Contracts issued on or about 8/1/2013); Adviser: Federated Equity Management Company Of Pennsylvania; Subadviser: Federated Global Investment Management Corp	1.96%	2.4%	18.3%	16.36%
US Fund Large Blend	Fidelity Advisor® Leveraged Company Stock Fund - Class M (Closed to Contracts issued on or about 8/1/2012); Adviser: Fidelity Management & Research Company LLC; Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.3%	24.81%	15.23%	14.39%
US Fund Real Estate	Fidelity Advisor® Real Estate Fund - Class M; Adviser: Fidelity Management & Research Company LLC; Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31%	38.19%	8.64%	9.7%
US Fund Allocation--30% to 50% Equity	Franklin Conservative Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.87%	8.18%	7.41%	6.04%
US Fund Allocation--70% to 85% Equity	Franklin Growth Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.93%	16.41%	12.68%	10.2%
US Fund Large Growth	Franklin Growth Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.79%	21.8%	20.84%	17.01%
APP A-11

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund High Yield Bond	Franklin High Income Fund - Class A1; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.76%	5%	5.77%	5.75%
US Fund Allocation--30% to 50% Equity	Franklin Income Fund - Class A1; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.62%	17.18%	7.6%	7.65%
US Fund Allocation--50% to 70% Equity	Franklin Moderate Allocation Fund - Class A; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.88%	12.38%	10.16%	8.07%
US Fund World Large-Stock Value	Franklin Mutual Beacon Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.07%	16.46%	9.48%	10.73%
US Fund World Large-Stock Value	Franklin Mutual Global Discovery Fund - Class A*; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.26%	19.4%	6.68%	8.37%
US Fund Allocation--85%+ Equity	Franklin Mutual Shares Fund - Class A; Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1.05%	19.07%	6.52%	9.11%
US Fund Small Value	Franklin Small Cap Value Fund - Class A (Closed to Contracts issued on or about 5/27/2021); Adviser: Franklin Mutual Advisers, LLC; Subadviser: N/A	1%	25.47%	9.99%	11.86%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.87%	2.13%	3.23%	3.63%
US Fund Intermediate Core-Plus Bond	Franklin Total Return Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.88%	-0.77%	3.35%	3.09%
US Fund Large Growth	Frost Growth Equity Fund - Investor Class; Adviser: Frost Investment Advisors, LLC; Subadviser: N/A	0.88%	25.16%	24.2%	17.84%
US Fund Multistrategy	Goldman Sachs Absolute Return Tracker - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.09%	6.09%	4.68%	3.79%
APP A-12

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Government	Goldman Sachs Government Income Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	0.85%	-2.47%	2.28%	1.67%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.01%	3.65%	4.98%	5.65%
US Fund Large Value	Goldman Sachs Large Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.04%	23.62%	9.97%	11.72%
US Fund Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund - Class A* (Formerly Goldman Sachs Growth Opportunities Fund); Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.23%	11.39%	20.97%	15.72%
US Fund Mid-Cap Blend	Goldman Sachs Mid Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.2%	30.45%	12.9%	12.74%
US Fund World Allocation	Goldman Sachs Satellite Strategies - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.38%	8.2%	6.29%	5.18%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Class A*; Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.28%	26.29%	8.58%	11.72%
US Fund Mid-Cap Growth	Goldman Sachs Small/Mid Cap Growth Fund - Class A* (Closed to Contracts issued on or about 5/3/2010); Adviser: Goldman Sachs Asset Management, L.P.; Subadviser: N/A	1.22%	7.74%	22.17%	17.13%
US Fund Allocation--85%+ Equity	Great-West Aggressive Profile Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	1.15%	19.49%	12.77%	12.62%
US Fund Mid-Cap Value	Great-West Ariel Mid Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Ariel Investments, LLC	1.05%	26.13%	10.98%	13.08%
US Fund Intermediate Core Bond	Great-West Bond Index Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.5%	-2.39%	3.02%	2.42%
APP A-13

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--15% to 30% Equity	Great-West Conservative Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.78%	6.35%	5.95%	5.66%
US Fund Intermediate Core Bond	Great-West Core Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.;Wellington Management Company LLP;	0.7%	-1.55%	3.57%	3.02%
US Fund Intermediate Core-Plus Bond	Great-West Core Strategies Flexible Bond Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP	0.79%	-1.72%	5.16%	5.16%
US Fund Foreign Large Blend	Great-West Core Strategies: International Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Franklin Templeton Institutional, LLC;LSV Asset Management;Irish Life Inv Managers Ltd;	1%	9.78%	13.4%	13.4%
US Fund Large Blend	Great-West Core Strategies: U.S. Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Putnam Investment Management, LLC;Irish Life Inv Managers Ltd;	0.9%	25.4%	24.75%	24.75%
US Fund Diversified Emerging Mkts	Great-West Emerging Markets Equity Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: UBS Asset Management (Americas) Inc;Lazard Asset Management LLC;	1.23%	-4.43%	11.61%	11.61%
US Fund High Yield Bond	Great-West High Yield Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Putnam Investment Management, LLC	1.1%	3.65%	6.12%	6.48%
US Fund Inflation-Protected Bond	Great-West Inflation-Protected Securities Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.	0.7%	4.76%	6.22%	6.22%
US Fund Foreign Large Growth	Great-West International Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: J.P. Morgan Investment Management, Inc.;Franklin Templeton Institutional, LLC;	1.2%	6.04%	13.94%	10.13%
APP A-14

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Blend	Great-West International Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.65%	10.75%	9.16%	7.54%
US Fund Foreign Large Blend	Great-West International Value Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: LSV Asset Management;Massachusetts Financial Services Company;	1.07%	10.83%	9.65%	10.26%
US Fund Large Growth	Great-West Large Cap Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Amundi Asset Management US, Inc.;JPMorgan Investment Management Inc.;	1%	20.84%	24.82%	18.92%
US Fund Large Value	Great-West Large Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;	0.96%	25.98%	11.69%	12.14%
US Fund Target-Date 2015	Great-West Lifetime 2015 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.8%	8.48%	8.05%	7.69%
US Fund Target-Date 2020	Great-West Lifetime 2020 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.82%	9.17%	8.62%	8.62%
US Fund Target-Date 2025	Great-West Lifetime 2025 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.84%	10.16%	9.44%	9.32%
US Fund Target-Date 2030	Great-West Lifetime 2030 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.87%	11.6%	10.32%	10.32%
US Fund Target-Date 2035	Great-West Lifetime 2035 Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.89%	13.46%	11.36%	10.89%
US Fund Target-Date 2040	Great-West Lifetime 2040 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.91%	15.11%	12.04%	12.04%
APP A-15

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2045	Great-West Lifetime 2045 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	16.02%	12.43%	11.4%
US Fund Target-Date 2050	Great-West Lifetime 2050 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	16.15%	12.5%	12.5%
US Fund Target-Date 2055	Great-West Lifetime 2055 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.93%	16.1%	12.46%	11.31%
US Fund Target-Date 2060	Great-West Lifetime 2060 Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.93%	15.89%	14.91%	14.91%
US Fund Mid-Cap Value	Great-West Mid Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Goldman Sachs Asset Management, L.P.	1.15%	30.17%	9.91%	12.74%
US Fund Allocation--50% to 70% Equity	Great-West Moderate Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.92%	11.98%	9.15%	8.79%
US Fund Allocation--70% to 85% Equity	Great-West Moderately Aggressive Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	1.01%	14.25%	10.38%	10.09%
US Fund Allocation--30% to 50% Equity	Great-West Moderately Conservative Profile Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.83%	9.13%	7.49%	7.22%
US Fund Multisector Bond	Great-West Multi-Sector Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;Newfleet Asset Management, LLC;	0.9%	0.89%	4.84%	5.51%
US Fund Large Blend	Great-West S&P 500 ® Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.52%	28.2%	17.88%	15.92%
US Fund Mid-Cap Blend	Great-West S&P Mid Cap 400® Index Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.55%	24.01%	12.48%	13.55%
APP A-16

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Blend	Great-West S&P SmallCap 600® Index Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: Irish Life Inv Managers Ltd	0.56%	25.95%	11.88%	13.92%
US Fund Short-Term Bond	Great-West Short Duration Bond Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.6%	-0.03%	2.49%	2.17%
US Fund Small Growth	Great-West Small Cap Growth Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management;	1.19%	13.76%	18.5%	16.45%
US Fund Small Value	Great-West Small Cap Value Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;	1.09%	30.67%	9.1%	11.9%
US Fund Mid-Cap Growth	Great-West T. Rowe Price Mid Cap Growth Fund - Class INV; Adviser: Great-West Capital Management LLC; Subadviser: T. Rowe Price Associates, Inc.	1.02%	14.83%	17.86%	16.22%
US Fund Intermediate Government	Great-West U.S. Government Securities Fund - Class INV*; Adviser: Great-West Capital Management LLC; Subadviser: N/A	0.6%	-2.15%	2.45%	2.08%
US Fund Allocation--30% to 50% Equity	Hartford AARP Balanced Retirement Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.88%	7.69%	6.65%	5.09%
US Fund World Small/Mid Stock	Hartford Global Impact Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.11%	10.61%	13.56%	13.56%
US Fund Foreign Large Blend	Hartford International Equity Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.94%	6.49%	8.4%	7.43%
APP A-17

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--50% to 70% Equity	Hartford Moderate Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.09%	9.58%	9.16%	6.87%
US Fund Large Growth	Invesco American Franchise Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.97%	11.85%	21.57%	17.15%
US Fund Mid-Cap Value	Invesco American Value Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.18%	27.49%	8.95%	10.75%
US Fund Commodities Broad Basket	Invesco Balanced-Risk Commodity Strategy Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.4%	18.87%	4.14%	-1.64%
US Fund Large Value	Invesco Comstock Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.82%	33.32%	11.37%	12.79%
US Fund Diversified Emerging Mkts	Invesco Developing Markets Fund - Class A (Closed to Contracts issued on or about 4/13/2013); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.2%	-7.5%	9.74%	6.19%
US Fund Mid-Cap Growth	Invesco Discovery Mid Cap Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.03%	18.87%	22.62%	17.29%
US Fund Large Value	Invesco Dividend Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.98%	18.97%	7.42%	9.53%
US Fund Allocation--50% to 70% Equity	Invesco Equity and Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.78%	18.02%	9.32%	10.42%
US Fund Diversified Emerging Mkts	Invesco EQV Emerging Markets All Cap Fund - Class A (Formerly Invesco Emerging Markets All Cap Fund); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.32%	-6.98%	8.44%	5.03%
APP A-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A (Formerly Invesco International Growth Fund); Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.32%	5.53%	9.71%	7.68%
US Fund World Large-Stock Blend	Invesco Global Core Equity Fund - Class A* (Closed to Contracts issued on or about 8/1/2011); Adviser: Invesco Advisers, Inc.; Subadviser: Invesco Canada Ltd	1.22%	15.68%	11.14%	9.42%
US Fund World Large-Stock Growth	Invesco Global Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.03%	15.36%	17.93%	14%
US Fund World Small/Mid Stock	Invesco Global Opportunities Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.04%	0.12%	17.41%	15.47%
US Fund Multisector Bond	Invesco Global Strategic Income Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.01%	-3.24%	2.31%	3.06%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.05%	-2.87%	14.52%	-1.01%
US Fund Large Value	Invesco Growth and Income Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.8%	28.63%	10.26%	12.32%
US Fund Intermediate Core Bond	Invesco Intermediate Bond Factor Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	0.52%	-1.26%	3.75%	4.21%
US Fund World Bond	Invesco International Bond Fund - Class A*; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.02%	-10.23%	2.09%	1.9%
US Fund Foreign Large Growth	Invesco International Diversified Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.25%	3.89%	12.03%	9.67%
US Fund Large Blend	Invesco Main Street All Cap Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.07%	26.54%	15.94%	13.83%
APP A-19

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Blend	Invesco Main Street Mid Cap Fund® - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.11%	23.02%	12.29%	12.63%
US Fund Foreign Large Growth	Invesco Oppenheimer International Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.1%	10.57%	12.04%	9.65%
US Fund Real Estate	Invesco Real Estate Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: Invesco Asset Management Ltd	1.28%	40.99%	10.46%	10.4%
US Fund Large Blend	Invesco Rising Dividends Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1%	26.64%	15.21%	12.87%
US Fund Small Blend	Invesco Small Cap Equity Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.31%	20.02%	13.18%	11.99%
US Fund Small Growth	Invesco Small Cap Growth Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.15%	7.33%	18.94%	16.58%
US Fund Small Value	Invesco Small Cap Value Fund - Class A; Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.12%	36.51%	12.04%	13.68%
US Fund Allocation--50% to 70% Equity	Janus Henderson Balanced Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.07%	16.75%	13.96%	11.3%
US Fund Mid-Cap Growth	Janus Henderson Enterprise Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.16%	16.92%	18.62%	16.51%
US Fund Large Growth	Janus Henderson Forty Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.2%	22.48%	24.72%	19.78%
US Fund Mid-Cap Value	Janus Henderson Mid Cap Value Fund - Class S; Adviser: Janus Capital Management LLC; Subadviser: N/A	1.02%	19.14%	8.35%	9.81%
APP A-20

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S; Adviser: Janus Henderson Investors US LLC; Subadviser: N/A	1.31%	12.73%	12.91%	5.3%
US Fund Intermediate Core Bond	JPMorgan Core Bond Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.75%	-1.36%	3.53%	2.8%
US Fund Large Growth	JPMorgan Large Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.94%	18.2%	28.59%	19.75%
US Fund Small Blend	JPMorgan Small Cap Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.27%	15.69%	12.87%	14.12%
US Fund Small Growth	JPMorgan Small Cap Growth Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.24%	-6.06%	22.46%	17.01%
US Fund Small Value	JPMorgan Small Cap Value Fund - Class A (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	1.26%	32.31%	7.97%	11.57%
US Fund Target-Date 2020	JPMorgan SmartRetirement® 2020 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.8%	5.73%	7.61%	7.63%
APP A-21

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2025	JPMorgan SmartRetirement® 2025 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.84%	8.26%	9.04%	8.87%
US Fund Target-Date 2030	JPMorgan SmartRetirement® 2030 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.85%	10.43%	10.29%	9.84%
US Fund Target-Date 2035	JPMorgan SmartRetirement® 2035 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.87%	13.58%	11.57%	10.79%
US Fund Target-Date 2040	JPMorgan SmartRetirement® 2040 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	15.4%	12.44%	11.34%
US Fund Target-Date 2045	JPMorgan SmartRetirement® 2045 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	17.17%	12.98%	11.63%
US Fund Target-Date 2050	JPMorgan SmartRetirement® 2050 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.88%	17.13%	12.97%	11.6%
US Fund Target-Date 2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.87%	17.13%	12.97%	10.93%
APP A-22

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2060	JPMorgan SmartRetirement® 2060 Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.86%	17.22%	12.97%	12.97%
US Fund Target-Date Retirement	JPMorgan SmartRetirement® Income Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.73%	5.79%	6.92%	6.05%
US Fund Large Blend	JPMorgan U.S. Equity Fund - Class A* (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.94%	28.16%	19.27%	17.02%
US Fund Money Market - Taxable	JPMorgan U.S. Government Money Market Fund - Reserve Class; Adviser: J.P. Morgan Investment Management, Inc.; Subadviser: N/A	0.69%	0%	0.64%	0.32%
US Fund Large Growth	LKCM Aquinas Catholic Equity Fund*; Adviser: Luther King Capital Management Corporation; Subadviser: N/A	1%	25.34%	17.83%	13.97%
US Fund Multisector Bond	Loomis Sayles Bond Fund - Class ADM; Adviser: Loomis, Sayles & Company LP; Subadviser: N/A	1.17%	2.74%	3.67%	4.19%
US Fund Large Value	Lord Abbett Affiliated Fund, Inc. - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.71%	26.75%	10.99%	12.51%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.93%	-2.66%	24.78%	16.99%
US Fund Large Blend	Lord Abbett Dividend Growth Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.91%	25.67%	15.82%	14.23%
APP A-23

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	Lord Abbett Fundamental Equity Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.96%	29.02%	10.95%	11.79%
US Fund Mid-Cap Growth	Lord Abbett Growth Opportunities Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.06%	6.61%	19.37%	15.35%
US Fund Foreign Large Blend	Lord Abbett International Equity Fund - Class A*; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.17%	11.65%	10.14%	6.99%
US Fund Intermediate Core-Plus Bond	Lord Abbett Total Return Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	0.64%	-0.11%	3.63%	3.36%
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund - Class A; Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.15%	27.21%	11.81%	12.4%
US Fund Large Blend	Massachusetts Investors Trust - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.71%	26.86%	17.41%	15.55%
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;	1.08%	17.14%	22.26%	18.77%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Wellington Management Company LLP	1.02%	27.5%	22.13%	18.05%
US Fund Large Value	MassMutual Diversified Value Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Brandywine Global Investment Mgmt, LLC;T. Rowe Price Associates, Inc.;	1.02%	28.15%	11.6%	12.71%
US Fund Large Blend	MassMutual Equity Opportunities Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Wellington Management Company LLP;T. Rowe Price Associates, Inc.;	1.18%	22.83%	15.44%	15.12%
APP A-24

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	MassMutual Fundamental Value Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Barrow Hanley Mewhinney & Strauss LLC;Boston Partners Global Investors, Inc;	1.1%	27.98%	10.24%	11.64%
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.29%	14.88%	17.54%	13.65%
US Fund Large Growth	MassMutual Growth Opportunities Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Sands Capital Management, LLC;Jackson Square Partners, LLC;	1.2%	5.72%	23.56%	17.62%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Thompson, Siegel & Walmsley LLC;Wellington Management Company LLP;	1.42%	7.5%	9.48%	8.25%
US Fund Large Blend	MassMutual Main Street Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.2%	27.2%	15.34%	14.69%
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;	1.15%	14.48%	17.78%	16.01%
US Fund Foreign Large Blend	MassMutual Overseas Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Harris Associates L.P.;Massachusetts Financial Services Company;	1.24%	12.58%	10.25%	8.44%
US Fund Target-Date 2020	MassMutual RetireSMARTSM by JPMorgan 2020 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.93%	7.05%	8.18%	7.78%
US Fund Target-Date 2025	MassMutual RetireSMARTSM by JPMorgan 2025 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.93%	9.61%	9.69%	8.92%
US Fund Target-Date 2030	MassMutual RetireSMARTSM by JPMorgan 2030 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	11.64%	10.68%	9.58%
APP A-25

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2035	MassMutual RetireSMARTSM by JPMorgan 2035 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	14.03%	11.54%	10.1%
US Fund Target-Date 2040	MassMutual RetireSMARTSM by JPMorgan 2040 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1.01%	15.89%	12.12%	10.42%
US Fund Target-Date 2045	MassMutual RetireSMARTSM by JPMorgan 2045 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	17.68%	12.66%	10.95%
US Fund Target-Date 2050	MassMutual RetireSMARTSM by JPMorgan 2050 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	1%	17.66%	12.94%	11.09%
US Fund Target-Date 2055	MassMutual RetireSMARTSM by JPMorgan 2055 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	17.61%	12.97%	8.92%
US Fund Target-Date 2060	MassMutual RetireSMARTSM by JPMorgan 2060 Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.98%	17.49%	12.91%	11.92%
US Fund Target-Date Retirement	MassMutual RetireSMARTSM by JPMorgan in Retirement Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: J.P. Morgan Investment Management, Inc.	0.95%	6.86%	6.94%	5.62%
US Fund World Allocation	MassMutual Select BlackRock Global Allocation Fund - Class R4* (Effective 3/6/2020, the underlying Fund is not available as a new Sub- Account for existing Contracts. Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: BlackRock Investment Management, LLC	1.25%	6.95%	9.27%	7.36%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2005 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	7.43%	10.87%	10.87%
US Fund Target-Date 2000-2010	MassMutual Select T. Rowe Price Retirement 2010 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	8.15%	11.69%	11.69%
APP A-26

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Target-Date 2015	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.01%	8.92%	12.59%	12.59%
US Fund Target-Date 2020	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.03%	9.7%	13.68%	13.68%
US Fund Target-Date 2025	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.05%	11.09%	15.17%	15.17%
US Fund Target-Date 2030	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.08%	12.74%	16.62%	16.62%
US Fund Target-Date 2035	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.09%	14.31%	17.9%	17.9%
US Fund Target-Date 2040	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.1%	15.63%	19.01%	19.01%
US Fund Target-Date 2045	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.12%	16.48%	19.68%	19.68%
US Fund Target-Date 2050	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.13%	16.6%	19.71%	19.71%
US Fund Target-Date 2055	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.14%	16.59%	19.72%	19.72%
US Fund Target-Date 2060	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	1.14%	16.61%	19.72%	19.72%
US Fund Allocation--30% to 50% Equity	MassMutual Select T. Rowe Price Retirement Balanced Fund - Class M3*; Adviser: MML Investment Advisers, LLC; Subadviser: T. Rowe Price Associates, Inc.	0.99%	7.8%	11.11%	11.11%
APP A-27

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Barings LLC;Baring International Investment Ltd;	0.86%	1.68%	2.25%	1.89%
US Fund Small Growth	MassMutual Small Cap Growth Equity Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Wellington Management Company LLP;Invesco Advisers, Inc.;	1.31%	10.15%	19.73%	16.17%
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.1%	21.9%	13.25%	14.34%
US Fund Small Value	MassMutual Small Company Value Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: AllianceBernstein L.P.;American Century Investment Management;	1.31%	35.88%	9.95%	11.33%
US Fund Intermediate Core-Plus Bond	MassMutual Strategic Bond Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Brandywine Global Investment Mgmt, LLC;Western Asset Management Company, LLC;Western Asset Management CO LTD;	0.87%	-1.61%	4.13%	3.76%
US Fund Diversified Emerging Mkts	MassMutual Strategic Emerging Markets Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Invesco Advisers, Inc.	1.6%	-8.31%	9.3%	3.98%
US Fund Intermediate Core-Plus Bond	MassMutual Total Return Bond Fund - Class R4*; Adviser: MML Investment Advisers, LLC; Subadviser: Metropolitan West Asset Management, LLC.	0.78%	-1.48%	3.61%	3.14%
US Fund Emerging Markets Bond	MFS® Emerging Markets Debt Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.06%	-2.65%	4.34%	4.52%
US Fund Intermediate Government	MFS® Government Securities Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.8%	-2.18%	2.43%	1.65%
US Fund Large Growth	MFS® Growth Fund - Class R3* (Closed to Contracts issued on or about 8/26/2011); Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.84%	23.33%	24.33%	18.87%
APP A-28

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	MFS® International Growth Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.08%	9.22%	13.95%	9.71%
US Fund Foreign Large Growth	MFS® International Intrinsic Value Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.97%	10.31%	13.88%	12.22%
US Fund Small Growth	MFS® New Discovery Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.24%	1.26%	20.64%	15.64%
US Fund Foreign Large Blend	MFS® Research International Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.01%	11.62%	12.07%	8.23%
US Fund Technology	MFS® Technology Fund - Class R3 (Closed to Contracts issued on or about 5/3/2010); Adviser: Massachusetts Financial Services Company; Subadviser: N/A	1.12%	13.37%	25.89%	20.46%
US Fund Intermediate Core-Plus Bond	MFS® Total Return Bond Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.7%	-1.16%	3.85%	3.36%
US Fund Allocation--50% to 70% Equity	MFS® Total Return Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.72%	13.96%	9.69%	9.45%
US Fund Utilities	MFS® Utilities Fund - Class R3*; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.99%	13.86%	11.76%	9.76%
US Fund Large Value	MFS® Value Fund - Class R3; Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.8%	25.08%	12.18%	13.29%
US Fund Foreign Large Blend	MM MSCI EAFE® International Index Fund - Class R4 (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.81%	10.45%	9%	6.42%
APP A-29

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Blend	MM Russell 2000® Small Cap Index Fund - Class R4 (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.72%	14.08%	11.35%	12.28%
US Fund Large Blend	MM S&P 500® Index Fund - Class R4; Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.61%	27.92%	17.77%	15.84%
US Fund Mid-Cap Blend	MM S&P® Mid Cap Index Fund - Class R4 (Fund will be liquidated on or about 6/24/2022); Adviser: MML Investment Advisers, LLC; Subadviser: Northern Trust Investments Inc	0.68%	23.96%	12.33%	13.06%
US Fund Large Blend	Neuberger Berman Sustainable Equity Fund - Class A; Adviser: Neuberger Berman Investment Advisers LLC; Subadviser: N/A	1.04%	23.19%	15.46%	14.2%
US Fund Small Blend	North Square Spectrum Alpha Fund - Class A (Formerly North Square Oak Ridge Small Cap Growth Fund); Adviser: North Square Investments, LLC; Subadviser: NSI Retail Advisors, LLC	2.03%	10.13%	14.24%	11.71%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A (Formerly Nuveen Santa Barbara Dividend Growth Fund); Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	0.92%	26.86%	15.9%	13.72%
US Fund Foreign Large Value	Nuveen International Value Fund - Class A* (Formerly Nuveen NWQ International Value Fund); Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.15%	12.09%	6.2%	4.84%
US Fund Mid-Cap Growth	Nuveen Mid Cap Growth Opportunities Fund - Class A*; Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.17%	4.32%	18.1%	14.6%
US Fund Small Blend	Nuveen Small Cap Select Fund - Class A*; Adviser: Nuveen Fund Advisors, LLC.; Subadviser: Nuveen Asset Management, LLC	1.24%	24.34%	13.03%	13.07%
APP A-30

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--50% to 70% Equity	Oakmark Equity and Income Fund - Investor Class* (Formerly Oakmark Equity and Income Fund - Service Class); Adviser: Harris Associates L.P.; Subadviser: N/A	0.84%	21.55%	10.58%	9.76%
US Fund Large Growth	PGIM Jennison Focused Growth Fund - Class A** (Formerly PGIM Jennison 20/20 Focus Fund); Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.02%	5.68%	26.51%	19.41%
US Fund Mid-Cap Growth	PGIM Jennison Mid-Cap Growth Fund, Inc. - Class A; Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.03%	11.39%	19.44%	14.77%
US Fund Natural Resources	PGIM Jennison Natural Resources Fund, Inc. - Class A; Adviser: PGIM Investments LLC; Subadviser: Jennison Associates LLC	1.31%	27.23%	4.53%	0.11%
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.87%	5.25%	5.12%	2.82%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return ESG Fund - Admin Class; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.78%	-1.35%	3.74%	3.25%
US Fund Intermediate Core-Plus Bond	PIMCO Total Return Fund - Class A; Adviser: Pacific Investment Management Company, LLC; Subadviser: N/A	0.81%	-1.16%	3.79%	3.3%
US Fund Large Value	Pioneer Disciplined Value Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	0.91%	27.6%	12.93%	12.25%
US Fund Large Value	Pioneer Equity Income Fund - Class A (Closed to Contracts issued on or about 5/3/2010); Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.02%	25.55%	10.48%	12.12%
US Fund Large Blend	Pioneer Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.08%	27.81%	19.89%	15.93%
APP A-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.04%	23.41%	20.65%	17.16%
US Fund World Large-Stock Blend	Pioneer Global Sustainable Equity Fund - Class A* (Closed to Contracts issued on or about 5/3/2010. Formerly Pioneer Global Equity Fund); Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.15%	23.7%	14.07%	12.19%
US Fund Mid-Cap Value	Pioneer Mid Cap Value Fund - Class A (Closed to Contracts issued on or about 8/1/2011); Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.05%	29.46%	8.92%	10.91%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A; Adviser: Amundi Asset Management US, Inc.; Subadviser: N/A	1.06%	2.15%	4.52%	4.56%
US Fund High Yield Bond	Putnam High Yield Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Investments Limited	1.01%	4.86%	5.32%	5.89%
US Fund Foreign Small/Mid Blend	Putnam International Capital Opportunities Fund - Class A; Adviser: Putnam Investment Management, LLC; Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited;	1.48%	13.41%	12.2%	8.75%
US Fund Large Value	Putnam Large Cap Value Fund - Class A (Formerly Putnam Equity Income Fund) ; Adviser: Putnam Investment Management, LLC; Subadviser: N/A	0.88%	26.84%	13.67%	13.9%
US Fund Small Value	Royce Small-Cap Value Fund - Service Class*; Adviser: Royce & Associates, LP; Subadviser: N/A	1.49%	28.24%	6.74%	7.58%
US Fund Small Value	Royce Total Return Fund - Service Class*; Adviser: Royce & Associates, LP; Subadviser: N/A	1.5%	25.54%	9.59%	10.86%
US Fund Allocation--50% to 70% Equity	Russell LifePoints® Balanced Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010); Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.13%	13.38%	6.83%	6.89%
APP A-32

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--15% to 30% Equity	Russell LifePoints® Conservative Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010); Adviser: Russell Investment Management, LLC; Subadviser: N/A	0.92%	3.33%	4.24%	4.01%
US Fund Allocation--70% to 85% Equity	Russell LifePoints® Equity Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010); Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.17%	20.82%	9.42%	9.03%
US Fund Allocation--70% to 85% Equity	Russell LifePoints® Growth Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010); Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.16%	17.81%	8.81%	8.24%
US Fund Allocation--30% to 50% Equity	Russell LifePoints® Moderate Strategy Fund - Class R4* (Closed to Contracts issued on or about 5/3/2010); Adviser: Russell Investment Management, LLC; Subadviser: N/A	1.03%	8.28%	5.15%	5.26%
US Fund Large Value	T. Rowe Price Equity Income Fund - Class R; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.25%	24.92%	10.53%	11.32%
US Fund Large Growth	T. Rowe Price Growth Stock Fund - Class R; Adviser: T. Rowe Price Associates, Inc.; Subadviser: N/A	1.17%	19.39%	22.6%	18.52%
US Fund Foreign Large Value	Templeton Foreign Fund - Class A*; Adviser: Templeton Global Advisors Limited; Subadviser: N/A	1.1%	5.07%	3.19%	5.02%
US Fund World Bond	Templeton Global Bond Fund - Class A*; Adviser: Franklin Advisers, Inc.; Subadviser: N/A	0.92%	-5.06%	-1.09%	1.48%
US Fund World Large-Stock Value	Templeton Growth Fund, Inc. - Class A; Adviser: Templeton Global Advisors Limited; Subadviser: N/A	1.05%	5.12%	5.14%	7.36%
APP A-33

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Allocation--30% to 50% Equity	The Hartford Balanced Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.93%	9.81%	8.19%	8.36%
US Fund Large Blend	The Hartford Capital Appreciation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.1%	15.13%	15.88%	14.96%
US Fund Allocation--50% to 70% Equity	The Hartford Checks and Balances Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	0.99%	14.28%	11.71%	10.85%
US Fund Allocation--30% to 50% Equity	The Hartford Conservative Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.12%	5.27%	6.64%	4.35%
US Fund Large Value	The Hartford Dividend and Growth Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.03%	30.86%	14.87%	14.11%
US Fund Large Value	The Hartford Equity Income Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.04%	25.08%	12.13%	12.45%
US Fund Allocation--70% to 85% Equity	The Hartford Growth Allocation Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: N/A	1.1%	13.6%	11.41%	9.42%
APP A-34

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	The Hartford Growth Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.14%	7.35%	23.93%	19.96%
US Fund Health	The Hartford Healthcare Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.29%	9.92%	16.17%	17.32%
US Fund High Yield Bond	The Hartford High Yield Fund - Class R4* (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.97%	3.37%	5.58%	5.72%
US Fund Inflation-Protected Bond	The Hartford Inflation Plus Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.87%	4.75%	4.1%	1.97%
US Fund Foreign Large Blend	The Hartford International Opportunities Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.1%	7.28%	10.3%	8.59%
US Fund Mid-Cap Growth	The Hartford Midcap Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.15%	9.51%	15.6%	15.61%
US Fund Mid-Cap Value	The Hartford MidCap Value Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.19%	27.97%	10%	12.3%
APP A-35

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Growth	The Hartford Small Company Fund - Class R4 (Effective 5/1/2019, the underlying Fund is not available as a new Sub-Account for existing Contracts); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	1.26%	1.01%	20.54%	15.39%
US Fund Intermediate Core-Plus Bond	The Hartford Total Return Bond Fund - Class R4 (Closed to Contracts issued on or about 6/11/2010); Adviser: Hartford Funds Management Company, LLC; Subadviser: Wellington Management Company LLP	0.74%	-1.25%	4.11%	3.35%
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4*; Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.16%	7.3%	11.05%	8.14%
US Fund Large Blend	Thornburg Small/Mid Cap Core Fund - Class R4* (Closed to Contracts issued on or about 8/1/2013); Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.21%	13.9%	12.88%	13.35%
US Fund Large Growth	Thornburg Small/Mid Cap Growth Fund - Class R4* (Closed to Contracts issued on or about 8/1/2011); Adviser: Thornburg Investment Management Inc; Subadviser: N/A	1.36%	-4.38%	16.04%	13.86%
US Fund Intermediate Core Bond	TIAA-CREF Bond Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.33%	-2.05%	3.16%	2.48%
US Fund Large Blend	TIAA-CREF Equity Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	25.27%	17.62%	15.97%
US Fund Large Growth	TIAA-CREF Large-Cap Growth Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	27.21%	24.93%	19.41%
US Fund Large Value	TIAA-CREF Large-Cap Value Index Fund - Retirement Class; Adviser: Teachers Advisors LLC; Subadviser: N/A	0.3%	24.75%	10.84%	12.62%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A; Adviser: Timothy Partners Ltd; Subadviser: Westwood Management Corp	1.58%	26.9%	14.27%	13.13%
APP A-36

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Macro Trading	UBS Dynamic Alpha Fund - Class A* (Closed to Contracts issued on or about 5/3/2010); Adviser: UBS Asset Management (Americas) Inc; Subadviser: N/A	1.38%	4.08%	2.87%	2.73%
US Fund World Allocation	UBS Global Allocation Fund - Class A* (Closed to Contracts issued on or about 5/3/2010); Adviser: UBS Asset Management (Americas) Inc; Subadviser: N/A	1.3%	7.94%	9.4%	7.44%
US Fund Large Blend	Victory Diversified Stock Fund - Class A (Closed to Contracts issued on or about 8/1/2012); Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.07%	35.86%	17.08%	14.35%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.28%	26.05%	15.28%	13.43%
US Fund Large Blend	Victory Special Value Fund - Class A (Closed to Contracts issued on or about 8/1/2013); Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.33%	35.44%	16.52%	12.69%
US Fund Mid-Cap Value	Victory Sycamore Established Value Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	0.9%	31.48%	13.56%	14.49%
US Fund Small Value	Victory Sycamore Small Company Opportunity Fund - Class A; Adviser: Victory Capital Management Inc.; Subadviser: N/A	1.24%	25.13%	10.99%	13.15%
US Fund Large Value	Virtus Ceredex Large-Cap Value Equity Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.24%	25.24%	11.87%	12.69%
US Fund Mid-Cap Value	Virtus Ceredex Mid-Cap Value Equity Fund - Class A; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.3%	28.73%	11.45%	13%
US Fund Small Blend	Virtus Ceredex Small-Cap Value Equity Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Ceredex Value Advisors LLC	1.46%	26.91%	7.53%	10.74%
APP A-37

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.02%	28.53%	10.19%	10.7%
US Fund Foreign Large Value	Virtus NFJ International Value Fund - Class A*; Adviser: Virtus Investment Advisers, Inc.; Subadviser: NFJ Investment Group LLC - Dallas	1.3%	9.89%	8.55%	4.41%
US Fund Intermediate Core-Plus Bond	Virtus Seix Total Return Bond Fund - Class A*; Adviser: Virtus Fund Advisers, LLC; Subadviser: Seix Investment Advisors LLC	0.7%	-1.47%	3.51%	2.74%
*
 Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-6778
APP A-38

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
HV-6778

Statement of Additional Information
Separate Account Eleven
Premier InnovationsSM (Series II)
HV-6778
Issued by
Talcott Resolution Life Insurance Company
1 Griffin Road North, Windsor, CT 06095
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at 1-844-804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to Participant_services@empower-retirement.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 2, 2022
Date of Statement of Additional Information: May 2, 2022

3

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (formerly named Hartford Life Insurance Company) is a stock life insurance company. It is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Its executive offices are located at 1 Griffin Road North, Windsor, CT 06095.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) further to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
Great-West has primary responsibility for administration of the Contract and the Separate Account. Great-West or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Sutton Holdings Investments, Ltd. (“Buyer”), Sutton Holdings Merger Sub, L.P., Hopmeadow Holdings, LP (“HHLP”) and Hopmeadow Holdings GP LLC, the owners of HHLP sold all of the issued and outstanding equity interests in HHLP, a parent of Talcott Resolution Life Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. Talcott Resolution is ultimately controlled by A. Michael Muscolino and Alan Waxman.
Financial Condition of Talcott Resolution
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com [talcottresolution.com] or visiting the SEC’s website at www.sec.gov [sec.gov]. You may also obtain reports and other financial information about us by contacting your state insurance department.

Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

Services
A. Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

4

B. Independent Registered Public Accounting Firm
The consolidated financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company), included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included in this Statement of Additional Information herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston, MA 02111.

C. Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2021, 2020, and 2019, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

5

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2021 and for the period then ended, are included herein.

Report of Independent Registered Public Accounting Firm

Those charged with governance

Talcott Resolution Life Insurance Company Separate Account Eleven:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Talcott Resolution Life Insurance Company Separate Account Eleven (the Separate Account), as of December 31, 2021, and the related statements of operations for the year or period then ended (as described in the Appendix), the statements of changes in net assets for each of the years or periods in the two-year period then ended (as described in the Appendix), and the related notes, including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended (as described in the Appendix) (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agent or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Talcott Separate Accounts’ auditor since 2015.

Boston, Massachusetts

April 21, 2022

Appendix

The statements of assets and liabilities as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended.

American Century Equity Income Fund

American Century Growth Fund

American Century Ultra® Fund

American Century VP Balanced Fund

American Century Small Cap Value Fund

American Century Focused Large Cap Value

American Century Inflation-Adjusted Bond Fund

American Century Equity Growth Fund

American Century VP Disciplined Core Value Fund

American Century VP Ultra Fund

American Century VP Value Fund

American Century Mid Cap Value Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco European Growth Fund

Invesco International Growth Fund

Invesco Small Cap Growth Fund

Invesco Real Estate Fund

Invesco Small Cap Equity Fund

Invesco Emerging Markets All Cap Fund

American Century Diversified Bond Fund

Domini Impact Equity Fund

AB Global Bond Fund

AB Global Risk Allocation Fund

AB Relative Value Fund

AB Sustainable International Thematic Fund

AB International Value Fund

AB Growth Fund

AB Discovery Growth Fund

AB Discovery Value Fund

AB Value Fund

AB High Income Fund

American Funds AMCAP Fund®

American Funds American Balanced Fund®

American Funds Capital Income Builder®

American Funds EuroPacific Growth Fund

American Funds Fundamental Investors Fund(SM)

American Funds New Perspective Fund®

American Funds The Bond Fund of America®

American Funds The Growth Fund of America®

American Funds The Income Fund of America®

American Funds The Investment Company of America®

American Funds The New Economy Fund®

American Funds Washington Mutual Investors Fund(SM)

American Funds American Mutual Fund®

American Funds Capital World Growth and Income Fund®

American Funds SMALLCAP World Fund®

New World Fund

Ariel Appreciation Fund

Fidelity VIP Freedom 2035 Portfolio

Franklin Small-Mid Cap Growth Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Templeton Foreign Fund

Goldman Sachs Income Builder Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Government Income Fund

Goldman Sachs Equity Income Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Focused International Equity Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs High Yield Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Satellite Strategies Portfolio

Hartford Balanced HLS Fund

Hartford International Equity Fund

Hartford Capital Appreciation HLS Fund

Hartford Disciplined Equity HLS Fund

Hartford Dividend and Growth HLS Fund

Hartford Global Impact

Hartford Total Return Bond HLS Fund

Hartford International Opportunities HLS Fund

Hartford MidCap HLS Fund

Hartford Ultrashort Bond HLS Fund

Hartford Small Company HLS Fund

Hartford Small Cap Growth HLS Fund

Hartford Stock HLS Fund

Hartford Quality Value Fund

Hartford Moderate Allocation Fund

The Hartford Healthcare HLS Fund

The Hartford Checks and Balances Fund

The Hartford High Yield

The Hartford Dividend and Growth Fund

The Hartford International Opportunities Fund

The Hartford MidCap Fund

The Hartford Small Company Fund

The Hartford Total Return Bond Fund

The Hartford Healthcare Fund

The Hartford Growth Opportunities Fund

The Hartford Conservative Allocation Fund

The Hartford Capital Appreciation Fund

The Hartford Growth Allocation Fund

Invesco Main Street All Cap Fund

Invesco Gold & Special Mineral Fund

Invesco International Diversified Fund

Invesco Rising Dividends Fund

Putnam Focused International Equity Fund

Putnam VT High Yield Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Sustainable Leaders Fund

Putnam VT Small Cap Value Fund

Pioneer Disciplined Value Fund

Pioneer Equity Income Fund

Pioneer Fundamental Growth Fund

Virtus NFJ International Value Fund

Virtus NFJ Small-Cap Value Fund

Virtus NFJ Dividend Value Fund

PIMCO Total Return Fund

PIMCO Emerging Markets Bond Fund

PIMCO Real Return Fund

Pioneer Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Pioneer Mid Cap Value Fund

Pioneer Select Mid Cap Growth Fund

PIMCO Total Return ESG Fund

Putnam Large Cap Value Fund

Putnam High Yield Fund

Putnam International Equity Fund

Putnam Sustainable Leaders Fund

Putnam International Capital Opportunities Fund

Putnam Small Cap Growth Fund

Royce Total Return Fund

Royce Smaller-Companies Growth Fund

Royce Small-Cap Value Fund

Columbia Large Cap Value Fund

Virtus Ceredex Small Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Large Cap Value Equity Fund

DWS Real Estate Securities Fund

DWS Equity Dividend Fund

DWS Capital Growth Fund

DWS Enhanced Emerging Markets Fixed Income

SSgA S&P 500 Index Fund

DWS Core Equity VIP

DWS International Growth Fund

MassMutual Overseas Fund

MassMutual Total Return Bond Fund

MassMutual Mid Cap Growth Fund

MassMutual Strategic Bond Fund

ClearBridge Appreciation Fund

Ariel Fund

Artisan Mid Cap Value Fund

Ave Maria Rising Dividend Fund

Ave Maria Value Fund

Ave Maria Growth Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2055 Fund

Baron Small Cap Fund

BlackRock U.S. Government Bond Portfolio

BlackRock Equity Dividend Fund

BlackRock Capital Appreciation Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock S&P 500 Index V.I. Fund

BNY Mellon Insight Core Plus Fund

Calvert VP SRI Balanced Portfolio

Calvert Equity Fund

Calvert Bond Fund

Calvert Income Fund

Columbia Contrarian Core Fund

Columbia Small Cap Value I Fund

Columbia Select Mid Cap Value Fund

Columbia Acorn Fund

CRM Mid Cap Value Fund

Calamos International Growth Fund

Davis Financial Fund

Davis New York Venture Fund

Davis Opportunity Fund

Delaware Diversified Income Fund

Delaware Extended Duration Bond Fund

Dreyfus Bond Market Index Fund

BNY Mellon Variable Investment Fund

BNY Mellon International Stock Index Fund

BNY Mellon MidCap Index Fund

BNY Mellon Small Cap Stock Index Fund

BNY Mellon Sustainable U.S. Equity Portfolio

BNY Mellon S&P 500 Index Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Income Fund of Boston

Eaton Vance Balanced Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Allspring Asset Allocation Fund

Allspring Emerging Markets Equity Fund

Allspring Utility & Telecommunications Fund

Alger Capital Appreciation Institutional Portfolio

Alger Mid Cap Growth Institutional Fund

The Hartford Inflation Plus Fund

The Hartford Equity Income Fund

The Hartford Balanced Income Fund

The Hartford MidCap Value Fund

Hotchkis and Wiley Large Cap Value Fund

Invesco V.I. Technology Fund

Invesco Technology Fund

Delaware Ivy Natural Resources Fund

Delaware Ivy Large Cap Growth Fund

Delaware Ivy Science & Technology Fund

Delaware Ivy Asset Strategy Fund

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Flexible Bond Fund

Janus Henderson Forty Fund

Janus Henderson Balanced Fund

Janus Henderson Enterprise Fund

Janus Henderson Overseas Fund

Janus Henderson Global Research Fund

Janus Henderson Mid Cap Value Fund

PGIM Jennison Natural Resources Fund

PGIM Jennison Mid-Cap Growth Fund

JPMorgan Large Cap Growth Fund

JPMorgan Core Bond Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement Income Fund

JP Morgan Smart Retirement 2055 Fund

Keeley Small Cap Dividend Value Fund

Loomis Sayles Bond Fund

LKCM Aquinas Catholic Equity Fund

Lord Abbett Affiliated Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Bond Debenture Fund

Lord Abbett Growth Opportunities fund

Lord Abbett Dividend Growth Fund

Lord Abbett Total Return Fund

Lord Abbett Developing Growth Fund

Lord Abbett International Equity Inv Opt

Lord Abbett Value Opportunities Fund

Clearbridge Value Trust

ClearBridge Aggressive Growth Fund

ClearBridge All Cap Value Fund

ClearBridge Mid Cap Fund

ClearBridge Small Cap Growth Fund

Thornburg International Equity Fund

Thornburg Small/Mid Cap Core Fund

Thornburg Small/Mid Cap Growth Fund

Timothy Plan Large/Mid Cap Value Fund

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Equity Income Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement Balanced Fund

UBS Global Allocation Fund

Vanguard Small-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Total Bond Market Index Fund

Victory Diversified Stock Fund

Victory Special Value Fund Victory

Victory Sycamore Small Company Opportunity Fund

Victory Sycamore Established Value Fund

Invesco Comstock Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Quality Income Fund

Invesco Small Cap Value Fund

Invesco American Value Fund

Invesco Value Opportunities Fund

Invesco Diversified Dividend Fund

Invesco American Franchise Fund

Invesco Global Core Equity Fund

Vanguard 500 Index Fund

Allspring International Equity Fund

Allspring Core Bond Fund

Columbia Seligman Technology and Information Fund

Columbia Seligman Global Technology Fund

Columbia Select Small Cap Value Fund

TIAA-CREF Large Cap Value Index Fund

TIAA-CREF Large Cap Growth Fund

TIAA-CREF Bond Index Fund

TIAA-CREF Equity Index Fund

MM MSCI EAFE® International Index Fund

MassMutual Select T.Rowe Price Retire 2030 Fund

MassMutual Select T.Rowe Price Retire 2035 Fund

MassMutual Select T.Rowe Price Retire 2040 Fund

MassMutual Select T.Rowe Price Retire 2050 Fund

MassMutual Select T.Rowe Price Retire 2060 Fund

MassMutual RetireSMARTSM by JPMorgan 2020 Fund

MassMutual RetireSMARTSM by JPMorgan 2025 Fund

MassMutual RetireSMARTSM by JPMorgan 2030 Fund

Alger Small Cap Growth Institutional Fund

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Leveraged Company Stock Fund

Federated Hermes Equity Income Fund, Inc

Federated Hermes Fund for U.S. Government Securities

Federated Hermes MDT Mid Cap Growth Fund

Federated Hermes High Income Bond Fund, Inc.

Federated Hermes Kaufmann Fund

Federated Hermes Short-Term Income Fund

Federated Hermes Total Return Bond Fund

Federated Hermes Clover Small Value Fund

Federated Hermes International Leaders Fund

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Overseas Portfolio

Fidelity® VIP Value Strategies Portfolio

Fidelity® VIP Balanced Portfolio

Fidelity® VIP Growth & Income Portfolio

Fidelity® VIP Freedom 2020 Portfolio

Fidelity® VIP Freedom 2030 Portfolio

Fidelity® VIP Freedom 2015 Portfolio

Fidelity® VIP Freedom 2025 Portfolio

Fidelity Advisor® Stock Selector All Cap Fund

Templeton Developing Markets Trust

Franklin High Income Fund

Franklin Strategic Income Fund

Templeton Global Bond Fund

Franklin U.S. Government Securities Fund

Franklin Small Cap Value Fund

Franklin Mutual Global Discovery Fund

Templeton Growth Fund

Franklin Income Fund

Franklin Growth Fund

Franklin Total Return Fund

Franklin Mutual U.S. Value Fund

Franklin Mutual Beacon Fund

Franklin Mutual Shares Fund

BMO Mid-Cap Value Fund

MFS® Emerging Markets Debt Fund

Massachusetts Investors Growth Stock Fund

MFS High Income Fund

MFS International New Discovery Fund

MFS Mid Cap Growth Fund

MFS New Discovery Fund

MFS Research International Fund

MFS Total Return Fund

MFS Utilities Fund

MFS Value Fund

MFS Total Return Bond Fund

MFS Massachusetts Investors Trust

MFS International Growth Fund

MFS Core Equity Fund

MFS Government Securities Fund

MFS International Intrinsic Value Fund

MFS Technology Fund

MFS Core Equity Series

MFS Utilities Series

MFS Growth Fund

MFS High Yield Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage U.S. Total Market Fund

BlackRock Mid Cap Value Fund

BlackRock International Dividend Fund

BlackRock Mid Cap Growth Equity Portfolio

Victory Munder Mid-Cap Core Growth Fund

Neuberger Berman Sustainable Equity Fund

Nuveen International Value Fund

The Oakmark International Small Cap Fund

The Oakmark Equity and Income Fund

Invesco Capital Appreciation Fund

Invesco V.I. Global

Invesco Global Opportunities Fund

Invesco Oppenheimer International Growth Fund

Invesco Main Street Fund

Invesco Global Strategic Income Fund

Invesco Main Street Mid Cap Fund

Invesco Developing Markets Fund

Invesco International Bond Fund

MassMutual RetireSMARTSM by JPMorgan 2035 Fund

MassMutual RetireSMARTSM by JPMorgan 2040 Fund

MassMutual RetireSMARTSM by JPMorgan 2045 Fund

MassMutual RetireSMARTSM by JPMorgan 2050 Fund

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

MassMutual RetireSMARTSM by JPMorgan 2055 Fund

MassMutual Strategic Emerging Markets Fund

MassMutual Blue Chip Growth Fund

MassMutual Small Cap Growth Equity Fund

American Century Heritage Fund

ClearBridge Small Cap Value Fund

North Square Oak Ridge Small Cap Growth Fund

Invesco Intermediate Bond Factor Fund

MassMutual Small Cap Opportunities Fund

Fidelity VIP Freedom 2050 Portfolio

Delaware Ivy Small Cap Growth Fund

T. Rowe Price Retirement 2060 Fund

MSIF Global Opportunity Portfolio

JPMorgan U.S. Government Money Market Fund

American Century U.S. Government Money Market Fund

Invesco Balanced-Risk Commodity Strategy Fund

Pioneer Global Equity Fund

Putnam Growth Opportunities Fund

John Hancock New Opportunities Fund

Columbia Large Cap Growth Opportunity Fund

Victory RS Value Fund

BlackRock Advantage Small Cap Growth Fund

MM Russell 2000 Small Cap Index Fund

MM S&P 500® Index Fund

MM S&P Mid Cap Index Fund

Russell Balanced Strategy Fund

Russell Conservative Strategy Fund

Russell Equity Growth Strategy Fund

Russell Growth Strategy Fund

Russell Moderate Strategy Fund

The statement of assets and liabilities as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 18, 2021 (inception) to December 31, 2021.

American Century Small Company Fund

The statement of assets and liabilities as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 5, 2021 (inception) to December 31, 2021.

AMG GW&K Small/Mid Cap

The statement of assets and liabilities as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 5, 2021 (inception) to December 31, 2021.

NexPoint Merger Arbitrage Fund

The statement of assets and liabilities as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 24, 2021 (inception) to December 31, 2021.

JPMorgan SmartRetirement 2060 Fund

The statement of assets and liabilities as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 12, 2021 (inception) to December 31, 2021.

PGIM Jennison Focused Growth Fund

The statement of assets and liabilities as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 13, 2021 (inception) to December 31, 2021.

MassMutual Select T.Rowe Price Retire 2025 Fund

The statements of operations and changes in net assets for the period from January 1, 2021 to March 5, 2021 (merger or replacement date), the statement of changes in net assets for the year ended December 31, 2020, and the financial highlights for each of the years in the four-year period ended December 31, 2020.

AMG GW&K MID CAP Fund

The statements of operations and changes in net assets for the period from January 1, 2021 to December 10, 2021 (merger or replacement date), the statement of changes in net assets for the year ended December 31, 2020, and the financial highlights for each of the years in the four-year period ended December 31, 2020.

PGIM Jennison 20/20 Focus Fund

The statements of operations and changes in net assets for the period from January 1, 2021 to March 5, 2021 (merger or replacement date), the statement of changes in net assets for the year ended December 31, 2020, and the financial highlights for each of the years in the three-year period ended December 31, 2020.

Highland Socially Responsible Equity Fund

The statement of changes in net assets for the period from January 1, 2020 to April 17, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Columbia Disciplined Small Core Fund

The statement of changes in net assets for the period from January 1, 2020 to April 17, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Invesco Mid Cap Core Equity Fund

The statement of changes in net assets for the period from January 1, 2020 to September 25, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Hartford Global Growth HLS Fund

Hartford Growth Opportunities HLS Fund

Hartford Value HLS Fund

The statement of changes in net assets for the period from January 1, 2020 to September 18, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Hartford U.S. Government Securities HLS Fund

The statement of changes in net assets for the period from January 1, 2020 to July 10, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Columbia Small/Mid Cap Value Fund

The statement of changes in net assets for the period from January 1, 2020 to August 7, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Columbia Select International Equity Fund

The statement of changes in net assets for the period from January 1, 2020 to May 15, 2020 (merger or replacement date), and the financial highlights for each of the years in the three-year period ended December 31, 2019.

Invesco Small Cap Discovery Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from June 19, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

JPMorgan Mid Cap Growth Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from July 17, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

MassMutual High Yield Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from July 13, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

MassMutual Select Equity Opportunities Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from April 17, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

Invesco Discovery Mid Cap Growth Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from January 2, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

MassMutual RetireSMARTSM by JPMorgan 2060 Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from April 17, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

Invesco Dividend Income Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from July 16, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

AB Sustainable Global Thematic Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from July 17, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

Virtus AllianzGI Water Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from September 2, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2021.

MassMutual Premier Global Fund

The statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, the statement of changes in net assets for the period from August 7, 2020 (inception) to December 31, 2020, and the financial highlights for each of the years or periods in the two-year ended period December 31, 2021.

Columbia Acorn International Select Fund

The statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended December 31, 2020 and for each of the years in the two-year period ended December 31, 2018.

BNY Mellon Variable Investment Fund Growth and Income Portfolio

The statements of changes in net assets for the period ended December 31, 2020.

Fidelity VIP Freedom 2040 Portfolio

The statements of changes in net assets for the period ended December 31, 2020 and financial highlights for each of the years in the three-year period ended December 31, 2019.

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Equity Income Fund

Vanguard Total Stock Market Index Fund

Invesco Mid Cap Growth Fund

Dreyfus VIF Quality Bond Portfolio Fund

Invesco Oppenheimer Mid Cap Value Fund

American Century VP International Fund

RidgeWorth Seix Total Return Bond Fund

UBS US Allocation Fund

The financial highlights for each of the years in the two-year period ended December 31, 2018.

BlackRock LifePath® Dynamic 2020 Fund

The Hartford International Small Company Fund

Keeley Small Cap Value Fund

MassMutual RetireSMARTSM by JPMorgan 2010 Fund

MassMutual RetireSMARTSM by JPMorgan 2015 Fund

Invesco Oppenheimer Capital Income Fund

Statement of changes in net assets for the period ended December 31, 2020 and the financial highlights for the year ended December 31, 2019.

MassMutual Select T.Rowe Price Retire 2055 Fund

The financial highlights for the year ended December 31, 2017.

Nuveen Santa Barbara Dividend Growth Fund

Templeton Global Opportunities Trust

The Hartford Global Capital Appreciation Fund

HIMCO VIT Index Fund

Dreyfus VIT Index Fund

Dreyfus Intermediate Term Income Fund

Frost Value Equity Fund

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund	American Century Small Company Fund	American Century Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (32)	Sub-Account
Assets:
Investments:
Number of shares	2,808,959	36,939	9,273	68,656	32	411,246

Cost	$22,649,503	$1,288,098	$436,877	$529,880	$570	$3,487,810

Market Value	$27,640,161	$1,900,532	$761,935	$656,350	$511	$4,499,521

Due from Sponsor Company	13,482	-	-	-	-	-
Receivable from fund shares sold	-	83	11	-	-	75
Other assets	-	-	-	-	-	-

Total assets	27,653,643	1,900,615	761,946	656,350	511	4,499,596

Liabilities:
Due to Sponsor Company	-	109	15	-	1	111
Payable for fund shares purchased	13,482	-	-	-	-	-
Other liabilities	19	7	53	6	4	41

Total liabilities	13,501	116	68	6	5	152

Net assets:
For contract liabilities	$27,640,142	$1,900,499	$761,878	$656,344	$506	$4,499,444

Deferred contracts in the accumulation period:
Units owned by participants #	1,591,659	21,275	12,370	23,922	27	104,851
Minimum unit fair value #*	9.840000	49.484911	55.404297	27.436937	18.776364	41.981587
Maximum unit fair value #*	53.215489	92.446703	64.760088	27.436937	18.776364	55.232163
Contract liability	$27,640,142	$1,900,499	$761,878	$656,344	$506	$4,499,444

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
32	American Century Small Company Fund. Funded as of February 18, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,016	11,702	4,207	19,139	62,106	46,087

Cost	$47,235	$137,088	$128,127	$165,029	$1,109,505	$448,544

Market Value	$53,867	$150,259	$131,286	$205,175	$1,948,885	$630,014

Due from Sponsor Company	-	-	-	4	4	-
Receivable from fund shares sold	6	3	15	-	-	-
Other assets	-	-	8	-	4	-

Total assets	53,873	150,262	131,309	205,179	1,948,893	630,014

Liabilities:
Due to Sponsor Company	14	28	51	-	-	-
Payable for fund shares purchased	-	-	-	8	4	-
Other liabilities	7	10	-	24	-	5

Total liabilities	21	38	51	32	4	5

Net assets:
For contract liabilities	$53,852	$150,224	$131,258	$205,147	$1,948,889	$630,009

Deferred contracts in the accumulation period:
Units owned by participants #	2,638	9,630	3,827	6,323	29,567	21,016
Minimum unit fair value #*	20.413255	15.117096	35.229145	32.049822	65.914159	28.706006
Maximum unit fair value #*	20.413255	16.087274	37.489708	32.049822	65.914159	28.706006
Contract liability	$53,852	$150,224	$131,258	$202,615	$1,948,889	$603,270

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	79	-	931
Minimum unit fair value #*	$-	$-	$-	$32.049822	$-	$28.706006
Maximum unit fair value #*	$-	$-	$-	$32.049822	$-	$28.706006
Contract liability	-	-	-	2,532	-	26,739

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
1	Formerly American Century VP Income & Growth Fund, Name changed to American Century VP Disciplined Core Value Fund, Change effective March 12, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco European Growth Fund	Invesco International Growth Fund	Invesco Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	42,737	5,806	1,017	8,227	11,582	145,463

Cost	$693,984	$110,548	$23,039	$298,904	$355,766	$5,430,237

Market Value	$766,279	$136,376	$30,321	$338,460	$313,884	$5,415,602

Due from Sponsor Company	82	-	-	-	-	3,042
Receivable from fund shares sold	-	-	-	16	24	-
Other assets	4	-	13	-	-	-

Total assets	766,365	136,376	30,334	338,476	313,908	5,418,644

Liabilities:
Due to Sponsor Company	-	-	2	51	50	-
Payable for fund shares purchased	109	-	-	-	-	3,072
Other liabilities	-	15	-	1	52	243

Total liabilities	109	15	2	52	102	3,315

Net assets:
For contract liabilities	$766,256	$136,361	$30,332	$338,424	$313,806	$5,415,329

Deferred contracts in the accumulation period:
Units owned by participants #	21,350	4,642	1,117	21,860	16,394	85,062
Minimum unit fair value #*	32.693212	29.375975	27.130156	16.389914	18.173581	36.330000
Maximum unit fair value #*	37.910366	29.375975	27.130156	22.189632	23.586447	98.610344
Contract liability	$766,256	$136,361	$30,332	$338,424	$313,806	$5,415,329

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	212,975	26,923	87,773	16,420	3,199	16,603

Cost	$4,518,987	$372,377	$3,744,784	$180,152	$82,955	$139,943

Market Value	$5,127,590	$403,572	$3,353,347	$180,132	$111,857	$137,470

Due from Sponsor Company	-	375	3,416	-	-	-
Receivable from fund shares sold	928	-	-	25	10	-
Other assets	-	-	13	-	-	-

Total assets	5,128,518	403,947	3,356,776	180,157	111,867	137,470

Liabilities:
Due to Sponsor Company	942	-	-	33	37	9
Payable for fund shares purchased	-	412	3,444	-	-	7
Other liabilities	64	32	-	4	10	10

Total liabilities	1,006	444	3,444	37	47	26

Net assets:
For contract liabilities	$5,127,512	$403,503	$3,353,332	$180,120	$111,820	$137,444

Deferred contracts in the accumulation period:
Units owned by participants #	111,634	13,643	235,219	14,428	3,131	10,873
Minimum unit fair value #*	24.080000	31.725430	15.719058	12.443087	34.772494	12.463929
Maximum unit fair value #*	69.174992	34.014619	17.180085	13.046895	40.648622	13.523751
Contract liability	$5,127,512	$403,503	$3,353,332	$180,120	$111,820	$137,444

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	10,256	10,862	22,045	51,952	441	26,533

Cost	$171,721	$60,945	$384,603	$696,617	$35,696	$304,755

Market Value	$191,279	$71,692	$506,382	$744,985	$49,947	$350,496

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	20	4	34	58	10	30
Other assets	4	13	-	19	-	7

Total assets	191,303	71,709	506,416	745,062	49,957	350,533

Liabilities:
Due to Sponsor Company	52	26	68	80	33	53
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	-	-	15	-	17	-

Total liabilities	52	26	83	80	50	53

Net assets:
For contract liabilities	$191,251	$71,683	$506,333	$744,982	$49,907	$350,480

Deferred contracts in the accumulation period:
Units owned by participants #	8,709	2,567	30,110	63,151	1,069	6,522
Minimum unit fair value #*	21.246833	28.190892	15.549095	11.341252	48.733392	50.372645
Maximum unit fair value #*	25.553140	31.001120	20.187572	14.340000	48.733392	55.990080
Contract liability	$191,251	$71,683	$506,333	$744,982	$49,907	$350,480

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	24,869	969	61,304	111,250	617,979	222,012

Cost	$514,134	$14,913	$497,671	$3,356,147	$16,680,010	$12,934,902

Market Value	$627,445	$17,119	$486,755	$4,837,148	$20,599,413	$15,583,027

Due from Sponsor Company	5	-	-	-	-	-
Receivable from fund shares sold	-	6	37	12,812	183	461
Other assets	3	-	64	-	-	-

Total assets	627,453	17,125	486,856	4,849,960	20,599,596	15,583,488

Liabilities:
Due to Sponsor Company	-	17	57	12,819	199	463
Payable for fund shares purchased	36	-	-	-	-	-
Other liabilities	-	4	-	44	35	28

Total liabilities	36	21	57	12,863	234	491

Net assets:
For contract liabilities	$627,417	$17,104	$486,799	$4,837,097	$20,599,362	$15,582,997

Deferred contracts in the accumulation period:
Units owned by participants #	20,015	1,155	29,444	122,021	1,041,419	836,285
Minimum unit fair value #*	29.677638	14.750834	15.738062	40.561410	15.025136	19.626641
Maximum unit fair value #*	33.561840	16.463204	17.076218	43.166920	30.641563	21.928359
Contract liability	$627,417	$17,104	$486,799	$4,837,097	$20,599,362	$15,582,997

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	331,828	269,611	222,153	271,435	820,549	447,122

Cost	$17,044,923	$15,239,871	$9,724,596	$3,513,536	$39,253,302	$9,501,681

Market Value	$20,951,607	$20,417,629	$14,328,854	$3,634,518	$59,333,883	$11,508,922

Due from Sponsor Company	3,248	-	769	-	13,025	11,892
Receivable from fund shares sold	-	268	-	267	-	-
Other assets	4	37	16	-	-	36

Total assets	20,954,859	20,417,934	14,329,639	3,634,785	59,346,908	11,520,850

Liabilities:
Due to Sponsor Company	-	274	-	279	-	-
Payable for fund shares purchased	3,253	-	772	-	13,029	11,896
Other liabilities	-	-	-	21	58	-

Total liabilities	3,253	274	772	300	13,087	11,896

Net assets:
For contract liabilities	$20,951,606	$20,417,660	$14,328,867	$3,634,485	$59,333,821	$11,508,954

Deferred contracts in the accumulation period:
Units owned by participants #	669,994	613,375	386,881	261,142	1,121,472	511,326
Minimum unit fair value #*	32.394049	35.398509	37.931695	13.507960	50.357861	23.589344
Maximum unit fair value #*	63.140000	40.158761	43.914286	14.830056	72.310000	26.090983
Contract liability	$20,951,606	$20,417,660	$14,328,867	$3,634,485	$59,333,821	$11,508,954

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	228,742	63,182	105,374	99,826	455,803	12,920

Cost	$8,664,796	$2,777,697	$4,445,950	$3,864,909	$21,083,987	$688,113

Market Value	$11,793,920	$3,771,948	$6,307,668	$5,257,813	$28,821,980	$968,462

Due from Sponsor Company	-	513	396	404	148	-
Receivable from fund shares sold	596	-	-	-	-	105
Other assets	21	-	12	-	39	5

Total assets	11,794,537	3,772,461	6,308,076	5,258,217	28,822,167	968,572

Liabilities:
Due to Sponsor Company	599	-	-	-	-	122
Payable for fund shares purchased	-	522	399	424	148	-
Other liabilities	-	114	-	25	-	-

Total liabilities	599	636	399	449	148	122

Net assets:
For contract liabilities	$11,793,938	$3,771,825	$6,307,677	$5,257,768	$28,822,019	$968,450

Deferred contracts in the accumulation period:
Units owned by participants #	385,851	91,673	189,231	174,490	874,043	31,102
Minimum unit fair value #*	32.410128	42.577215	33.772823	30.510153	33.602459	33.694220
Maximum unit fair value #*	35.582437	48.785957	37.078516	33.965341	133.091065	38.019673
Contract liability	$11,793,938	$3,771,825	$6,307,677	$5,257,768	$28,822,019	$968,450

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund	Ave Maria Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,847	1,965	1,879	186,855	71,772	986

Cost	$486,462	$89,132	$131,279	$3,941,729	$1,327,168	$19,871

Market Value	$494,682	$93,731	$156,969	$4,028,599	$1,573,246	$23,020

Due from Sponsor Company	650	-	-	-	-	-
Receivable from fund shares sold	-	47	42	109	1	2
Other assets	8	-	-	47	-	-

Total assets	495,340	93,778	157,011	4,028,755	1,573,247	23,022

Liabilities:
Due to Sponsor Company	-	70	53	126	29	35
Payable for fund shares purchased	678	-	-	-	-	-
Other liabilities	-	37	2	-	13	15

Total liabilities	678	107	55	126	42	50

Net assets:
For contract liabilities	$494,662	$93,671	$156,956	$4,028,629	$1,573,205	$22,972

Deferred contracts in the accumulation period:
Units owned by participants #	25,024	2,607	4,395	59,870	40,747	1,464
Minimum unit fair value #*	18.893790	31.660445	31.325562	21.560000	35.433268	15.535261
Maximum unit fair value #*	19.904755	47.710000	83.540000	75.588889	41.087137	15.737398
Contract liability	$494,662	$93,671	$156,956	$4,028,629	$1,573,205	$22,972

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,246	2,147,588	1,930,824	1,795,374	349,009	63,695

Cost	$156,577	$29,913,863	$32,487,086	$18,461,020	$7,290,155	$886,696

Market Value	$190,298	$29,297,471	$31,993,575	$17,823,014	$8,002,967	$909,567

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	33	1,930	7,040	4,516	401	79
Other assets	33	48	123	-	-	-

Total assets	190,364	29,299,449	32,000,738	17,827,530	8,003,368	909,646

Liabilities:
Due to Sponsor Company	55	1,945	7,053	4,539	422	92
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	-	-	-	31	4	12

Total liabilities	55	1,945	7,053	4,570	426	104

Net assets:
For contract liabilities	$190,309	$29,297,504	$31,993,685	$17,822,960	$8,002,942	$909,542

Deferred contracts in the accumulation period:
Units owned by participants #	4,010	1,212,172	1,272,679	798,359	272,034	47,768
Minimum unit fair value #*	46.045235	23.671203	25.987096	20.683647	28.065114	18.839415
Maximum unit fair value #*	53.391863	42.142400	48.136978	31.196964	32.543869	19.605579
Contract liability	$190,309	$29,297,504	$31,993,685	$17,822,960	$8,002,942	$909,542

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock U.S. Government Bond Portfolio	BlackRock Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	50,750	34,519	57,995	11,236	17,657	132,092

Cost	$741,262	$542,156	$952,710	$366,546	$189,779	$2,824,780

Market Value	$814,538	$612,704	$1,089,148	$425,174	$190,516	$2,851,859

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	138	141	88	9	11	210
Other assets	-	-	3	-	46	-

Total assets	814,676	612,845	1,089,239	425,183	190,573	2,852,069

Liabilities:
Due to Sponsor Company	161	155	100	23	61	230
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	-	12	-	13	-	121

Total liabilities	161	167	100	36	61	351

Net assets:
For contract liabilities	$814,515	$612,678	$1,089,139	$425,147	$190,512	$2,851,718

Deferred contracts in the accumulation period:
Units owned by participants #	36,648	24,645	41,972	8,801	15,910	56,415
Minimum unit fair value #*	21.960041	24.389662	25.534936	45.283433	11.150869	48.159104
Maximum unit fair value #*	23.664255	26.678339	27.931025	65.427784	12.256447	56.529533
Contract liability	$814,515	$612,678	$1,089,139	$425,147	$190,512	$2,851,718

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	12,495	4,495	14,691	152,804	137,065	35,316

Cost	$363,289	$76,708	$29,227	$8,563,601	$2,232,855	$586,779

Market Value	$486,911	$101,981	$40,841	$12,672,040	$2,272,540	$631,094

Due from Sponsor Company	-	-	-	6,747	-	214
Receivable from fund shares sold	33	52	-	-	153	-
Other assets	16	-	-	16	760	292

Total assets	486,960	102,033	40,841	12,678,803	2,273,453	631,600

Liabilities:
Due to Sponsor Company	42	72	8	-	158	-
Payable for fund shares purchased	-	-	-	6,750	-	232
Other liabilities	-	35	10	-	-	-

Total liabilities	42	107	18	6,750	158	232

Net assets:
For contract liabilities	$486,918	$101,926	$40,823	$12,672,053	$2,273,295	$631,368

Deferred contracts in the accumulation period:
Units owned by participants #	6,084	1,431	1,553	202,881	142,985	41,217
Minimum unit fair value #*	77.829049	70.563056	26.283590	50.048359	15.075790	14.642378
Maximum unit fair value #*	85.684017	77.684738	26.283590	84.614171	17.362909	16.222962
Contract liability	$486,918	$101,926	$40,823	$12,672,053	$2,273,295	$631,368

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund	Calamos International Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	14,481	3,536	104,611	169,355	15,513	83

Cost	$371,485	$132,418	$1,250,234	$2,193,605	$349,343	$1,567

Market Value	$477,162	$157,808	$1,476,685	$1,695,246	$385,339	$1,957

Due from Sponsor Company	-	-	-	289	-	-
Receivable from fund shares sold	23	21	131	-	1	1
Other assets	31	-	35	-	-	-

Total assets	477,216	157,829	1,476,851	1,695,535	385,340	1,958

Liabilities:
Due to Sponsor Company	73	48	171	-	18	2
Payable for fund shares purchased	-	-	-	299	-	-
Other liabilities	-	16	-	34	33	13

Total liabilities	73	64	171	333	51	15

Net assets:
For contract liabilities	$477,143	$157,765	$1,476,680	$1,695,202	$385,289	$1,943

Deferred contracts in the accumulation period:
Units owned by participants #	6,266	2,869	62,224	24,828	9,340	99
Minimum unit fair value #*	74.499220	53.706846	16.882481	64.371248	36.552266	19.671608
Maximum unit fair value #*	82.017285	57.262634	27.979373	75.560335	44.898284	19.671608
Contract liability	$477,143	$157,765	$1,476,680	$1,695,202	$385,289	$1,943

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,757	194,333	2,958	20,127	421	1,497,031

Cost	$269,692	$6,165,196	$105,340	$183,399	$2,930	$15,898,839

Market Value	$311,841	$5,616,225	$123,984	$182,355	$2,808	$15,808,648

Due from Sponsor Company	-	-	-	-	-	2,503
Receivable from fund shares sold	5	248	19	5	1	-
Other assets	-	-	-	47	-	-

Total assets	311,846	5,616,473	124,003	182,407	2,809	15,811,151

Liabilities:
Due to Sponsor Company	37	248	36	16	19	-
Payable for fund shares purchased	-	-	-	-	-	2,508
Other liabilities	17	82	33	-	2	169

Total liabilities	54	330	69	16	21	2,677

Net assets:
For contract liabilities	$311,792	$5,616,143	$123,934	$182,391	$2,788	$15,808,474

Deferred contracts in the accumulation period:
Units owned by participants #	13,000	157,904	4,204	13,865	156	1,041,642
Minimum unit fair value #*	22.734346	35.683385	29.627276	12.429079	16.711689	10.560000
Maximum unit fair value #*	27.190812	113.043361	31.004668	13.393739	18.008568	15.700321
Contract liability	$311,792	$5,616,143	$123,934	$182,391	$2,788	$15,808,474

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon S&P 500 Index Fund
	Sub-Account (43)	Sub-Account (44)	Sub-Account (45)	Sub-Account (46)	Sub-Account (48)	Sub-Account (49)
Assets:
Investments:
Number of shares	516	17,576	592,350	448,878	147	691,456

Cost	$20,751	$282,939	$20,237,828	$13,266,202	$5,359	$36,187,093

Market Value	$27,697	$353,979	$21,135,064	$15,055,382	$8,567	$41,404,365

Due from Sponsor Company	-	-	10,003	6,432	-	80,020
Receivable from fund shares sold	-	-	-	-	-	-
Other assets	-	-	96	-	1	-

Total assets	27,697	353,979	21,145,163	15,061,814	8,568	41,484,385

Liabilities:
Due to Sponsor Company	2	-	-	-	6	-
Payable for fund shares purchased	-	-	10,003	6,445	-	80,020
Other liabilities	17	9	-	49	-	26

Total liabilities	19	9	10,003	6,494	6	80,046

Net assets:
For contract liabilities	$27,678	$353,970	$21,135,160	$15,055,320	$8,562	$41,404,339

Deferred contracts in the accumulation period:
Units owned by participants #	643	18,302	259,930	209,690	194	1,012,561
Minimum unit fair value #*	43.047432	19.340566	35.680000	33.540000	44.126164	36.034714
Maximum unit fair value #*	43.047432	19.340566	133.957068	101.635027	44.126164	42.747064
Contract liability	$27,678	$353,970	$21,135,160	$15,055,320	$8,562	$41,404,339

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
43	Formerly Dreyfus VIF Appreciation Portfolio. Change effective May 31, 2019

44	Formerly Dreyfus International Stock Index Fund. Change effective May 31, 2019

45	Formerly Dreyfus MidCap Index Fund. Change effective May 31, 2019

46	Formerly Dreyfus SmallCap Stock Index Fund. Change effective May 31, 2019

47	Formerly Dreyfus VIF Growth and Income Portfolio. Change effective May 31, 2019

48	Formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Change effective May 31, 2019

49	Formerly Dreyfus S&P 500 Index Fund. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	74,520	86,868	54,409	708,823	23,208	29,103

Cost	$1,463,786	$1,201,296	$647,033	$3,888,412	$224,812	$866,442

Market Value	$1,807,851	$1,724,326	$795,453	$3,969,411	$266,890	$1,033,163

Due from Sponsor Company	-	-	-	-	-	14
Receivable from fund shares sold	3,042	56	68	-	15	-
Other assets	34	-	-	3,542	-	-

Total assets	1,810,927	1,724,382	795,521	3,972,953	266,905	1,033,177

Liabilities:
Due to Sponsor Company	3,071	80	116	2	24	-
Payable for fund shares purchased	-	-	-	13	-	33
Other liabilities	-	20	73	-	32	44

Total liabilities	3,071	100	189	15	56	77

Net assets:
For contract liabilities	$1,807,856	$1,724,282	$795,332	$3,972,938	$266,849	$1,033,100

Deferred contracts in the accumulation period:
Units owned by participants #	68,574	57,948	16,526	180,047	7,017	25,936
Minimum unit fair value #*	25.617182	30.294674	48.291204	5.600000	37.677184	36.100751
Maximum unit fair value #*	29.962260	38.647910	53.012773	23.187949	41.479992	40.889379
Contract liability	$1,807,856	$1,724,282	$795,332	$3,972,938	$266,849	$1,033,100

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
	Sub-Account (25)	Sub-Account (28)	Sub-Account (29)	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	7,071	70,677	881	162,788	108,767	25,513

Cost	$99,324	$1,705,097	$18,533	$6,092,966	$2,953,094	$600,416

Market Value	$108,264	$2,012,166	$18,552	$6,708,484	$2,771,379	$578,894

Due from Sponsor Company	-	-	-	1,133	105	198
Receivable from fund shares sold	22	-	3	-	-	-
Other assets	-	-	2	17	17	-

Total assets	108,286	2,012,166	18,557	6,709,634	2,771,501	579,092

Liabilities:
Due to Sponsor Company	52	8	21	-	-	-
Payable for fund shares purchased	-	20	-	1,133	130	217
Other liabilities	33	15	-	-	-	23

Total liabilities	85	43	21	1,133	130	240

Net assets:
For contract liabilities	$108,201	$2,012,123	$18,536	$6,708,501	$2,771,371	$578,852

Deferred contracts in the accumulation period:
Units owned by participants #	5,687	70,392	452	107,643	75,514	15,488
Minimum unit fair value #*	20.233454	27.402678	39.547025	57.910075	37.090462	34.241824
Maximum unit fair value #*	22.350169	32.166648	44.383984	76.873435	46.554337	39.066591
Contract liability	$108,201	$2,012,123	$18,536	$6,708,501	$2,771,371	$578,852

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
25	Formerly Wells Fargo Asset Allocation Fund, Name changed to Allspring Asset Allocation Fund, Change effective December 6, 2021

28	Formerly Wells Fargo Emerging Markets Equity Fund, Name changed to Allspring Emerging Markets Equity Fund, Change effective December 6, 2021

29	Formerly Wells Fargo Utility & Telecommunications Fund, Name changed to Allspring Utility & Telecommunications Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,345	2,430	49,253	6,674	49,444	5,989

Cost	$176,871	$20,705	$606,318	$225,411	$2,191,244	$134,661

Market Value	$148,425	$24,086	$822,030	$302,857	$2,635,375	$144,099

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	-	6	45	22	158	35
Other assets	29	-	9	-	-	-

Total assets	148,454	24,092	822,084	302,879	2,635,533	144,134

Liabilities:
Due to Sponsor Company	3	18	64	22	177	52
Payable for fund shares purchased	7	-	-	-	-	-
Other liabilities	-	24	-	17	12	18

Total liabilities	10	42	64	39	189	77

Net assets:
For contract liabilities	$148,444	$24,050	$822,020	$302,840	$2,635,344	$144,057

Deferred contracts in the accumulation period:
Units owned by participants #	3,419	657	16,646	6,065	91,041	5,916
Minimum unit fair value #*	42.361163	36.043252	48.518641	49.932451	26.822947	25.033322
Maximum unit fair value #*	46.296351	38.242239	58.112253	49.932451	32.212276	27.483410
Contract liability	$148,444	$24,050	$822,020	$302,840	$2,635,344	$144,057

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Short- Term Income Fund	Federated Hermes Total Return Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	21,975	7,205	601	900,390	10,288	11,247

Cost	$163,388	$309,031	$4,381	$5,366,721	$86,708	$124,024

Market Value	$158,878	$347,479	$4,553	$6,032,610	$88,474	$125,520

Due from Sponsor Company	2	-	-	548	-	-
Receivable from fund shares sold	-	36	1	-	6	6
Other assets	-	-	16	-	11	31

Total assets	158,880	347,515	4,570	6,033,158	88,491	125,557

Liabilities:
Due to Sponsor Company	-	71	12	-	10	23
Payable for fund shares purchased	25	-	-	551	-	-
Other liabilities	19	56	-	45	-	-

Total liabilities	44	127	12	596	10	23

Net assets:
For contract liabilities	$158,836	$347,388	$4,558	$6,032,562	$88,481	$125,534

Deferred contracts in the accumulation period:
Units owned by participants #	11,635	7,811	206	170,384	8,296	4,775
Minimum unit fair value #*	12.876700	37.086315	20.824061	33.636115	10.665326	15.897257
Maximum unit fair value #*	13.884109	45.385471	22.017227	43.670289	10.665326	54.265123
Contract liability	$158,836	$347,388	$4,558	$6,032,562	$88,481	$125,534

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,471	181	14,642	1,941	30,127	82,797

Cost	$64,178	$6,517	$974,478	$41,910	$496,397	$1,532,205

Market Value	$66,994	$6,722	$1,160,379	$56,819	$494,088	$2,093,929

Due from Sponsor Company	-	-	169,124	-	-	30
Receivable from fund shares sold	2	1	-	-	-	-
Other assets	-	-	5	14	7	-

Total assets	66,996	6,723	1,329,508	56,833	494,095	2,093,959

Liabilities:
Due to Sponsor Company	31	19	-	9	-	-
Payable for fund shares purchased	-	-	169,124	-	-	30
Other liabilities	28	7	-	-	-	10

Total liabilities	59	26	169,124	9	-	40

Net assets:
For contract liabilities	$66,937	$6,697	$1,160,384	$56,824	$494,095	$2,093,919

Deferred contracts in the accumulation period:
Units owned by participants #	2,556	318	14,582	2,629	14,810	57,782
Minimum unit fair value #*	24.042328	19.204669	79.576259	21.606979	33.362362	35.393433
Maximum unit fair value #*	26.298314	21.046432	79.576259	21.606979	33.362362	37.140617
Contract liability	$66,937	$6,697	$1,160,384	$56,824	$494,095	$2,045,435

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	1,370
Minimum unit fair value #*	$-	$-	$-	$-	$-	$35.393433
Maximum unit fair value #*	$-	$-	$-	$-	$-	$35.393433
Contract liability	-	-	-	-	-	48,484

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	9,637	7,669	45,807	8,328	27,703	33

Cost	$198,569	$99,728	$611,479	$110,434	$377,691	$1,427

Market Value	$252,678	$117,412	$815,831	$119,346	$488,951	$2,300

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	-	-	48	-	13	2
Other assets	-	18	-	7	-	-

Total assets	252,678	117,430	815,879	119,353	488,964	2,302

Liabilities:
Due to Sponsor Company	5	2	48	5	17	5
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	7	-	15	-	18	18

Total liabilities	12	2	63	5	35	23

Net assets:
For contract liabilities	$252,666	$117,428	$815,816	$119,348	$488,929	$2,279

Deferred contracts in the accumulation period:
Units owned by participants #	7,337	3,087	17,387	3,586	11,546	65
Minimum unit fair value #*	34.437150	38.037492	41.699217	33.281893	42.345898	34.997711
Maximum unit fair value #*	34.437150	38.037492	46.920988	33.281893	42.345898	34.997711
Contract liability	$252,666	$117,428	$815,816	$119,348	$488,929	$2,279

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	37,589	455,544	305,095	386,117	79,388	64,303

Cost	$779,638	$853,834	$2,963,558	$4,328,263	$501,009	$3,241,217

Market Value	$842,374	$856,424	$2,861,792	$3,413,276	$462,040	$3,681,987

Due from Sponsor Company	-	-	51	3,248	-	124
Receivable from fund shares sold	42	53	-	-	87	-
Other assets	-	-	11	-	15	-

Total assets	842,416	856,477	2,861,854	3,416,524	462,142	3,682,111

Liabilities:
Due to Sponsor Company	78	79	-	-	96	-
Payable for fund shares purchased	-	-	57	3,258	-	135
Other liabilities	5	35	-	5	-	1

Total liabilities	83	114	57	3,263	96	136

Net assets:
For contract liabilities	$842,333	$856,363	$2,861,797	$3,413,261	$462,046	$3,681,975

Deferred contracts in the accumulation period:
Units owned by participants #	57,256	40,103	167,681	212,685	34,532	99,774
Minimum unit fair value #*	14.457995	21.110419	16.772262	8.840000	13.222594	36.799763
Maximum unit fair value #*	19.958999	23.176299	17.849486	16.949298	14.282354	57.260000
Contract liability	$842,333	$856,363	$2,861,797	$3,413,261	$462,046	$3,681,975

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Mutual U.S. Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (50)
Assets:
Investments:
Number of shares	304,017	59,852	2,742,609	23,825	26,525	58,694

Cost	$9,101,169	$1,361,849	$6,231,382	$2,540,540	$261,176	$2,332,804

Market Value	$9,366,763	$1,461,584	$6,911,374	$3,584,773	$263,393	$2,097,707

Due from Sponsor Company	989	-	869	-	3	-
Receivable from fund shares sold	-	76	-	121	-	83
Other assets	-	17	-	6	-	-

Total assets	9,367,752	1,461,677	6,912,243	3,584,900	263,396	2,097,790

Liabilities:
Due to Sponsor Company	-	93	-	133	-	96
Payable for fund shares purchased	1,038	-	874	-	25	-
Other liabilities	15	-	16	-	12	13

Total liabilities	1,053	93	890	133	37	109

Net assets:
For contract liabilities	$9,366,699	$1,461,584	$6,911,353	$3,584,767	$263,359	$2,097,681

Deferred contracts in the accumulation period:
Units owned by participants #	470,144	75,013	327,242	75,470	16,891	49,985
Minimum unit fair value #*	21.097119	19.308149	21.656037	49.322770	15.586817	35.224181
Maximum unit fair value #*	25.339720	46.657776	24.454227	55.598060	17.110905	42.124321
Contract liability	$9,366,699	$1,461,584	$6,911,353	$3,584,767	$263,359	$2,097,681

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
50	Formerly Franklin Balance Sheet Investment Fund. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	53,894	133,120	102,038	170,654	400,867	476,682

Cost	$806,843	$3,471,639	$3,760,506	$2,421,803	$7,362,452	$7,319,561

Market Value	$957,151	$3,560,970	$4,465,648	$2,541,032	$8,013,326	$7,665,049

Due from Sponsor Company	-	4,715	756	-	-	-
Receivable from fund shares sold	28	-	-	95	555	494
Other assets	-	7	-	-	33	20

Total assets	957,179	3,565,692	4,466,404	2,541,127	8,013,914	7,665,563

Liabilities:
Due to Sponsor Company	54	-	-	105	563	502
Payable for fund shares purchased	-	4,724	783	-	-	-
Other liabilities	6	-	53	1	-	-

Total liabilities	60	4,724	836	106	563	502

Net assets:
For contract liabilities	$957,119	$3,560,968	$4,465,568	$2,541,021	$8,013,351	$7,665,061

Deferred contracts in the accumulation period:
Units owned by participants #	42,413	148,206	96,372	133,365	307,965	334,475
Minimum unit fair value #*	22.473537	18.948278	47.213808	19.143712	27.052926	23.243223
Maximum unit fair value #*	24.673661	32.311429	60.894542	21.017449	29.700941	25.518190
Contract liability	$957,119	$3,560,968	$4,465,568	$2,541,021	$8,013,351	$7,665,061

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Templeton Foreign Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	618,741	1,929	472	15,395	1	73,855

Cost	$4,420,260	$41,763	$13,018	$161,771	$21	$1,101,365

Market Value	$4,454,932	$50,820	$15,129	$166,731	$34	$1,101,923

Due from Sponsor Company	1,352	-	-	-	-	11
Receivable from fund shares sold	-	5	1	33	-	-
Other assets	36	7	28	-	5	19

Total assets	4,456,320	50,832	15,158	166,764	39	1,101,953

Liabilities:
Due to Sponsor Company	-	7	31	40	8	-
Payable for fund shares purchased	1,359	-	-	-	-	37
Other liabilities	-	-	-	10	-	-

Total liabilities	1,359	7	31	50	8	37

Net assets:
For contract liabilities	$4,454,961	$50,825	$15,127	$166,714	$31	$1,101,916

Deferred contracts in the accumulation period:
Units owned by participants #	197,869	2,294	374	11,443	1	80,869
Minimum unit fair value #*	21.537338	22.629156	42.881468	14.566472	34.592799	13.230566
Maximum unit fair value #*	27.077976	31.328629	42.881468	14.594232	34.592799	14.920000
Contract liability	$4,454,961	$50,825	$15,127	$166,714	$31	$1,101,916

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Goldman Sachs Equity Income Fund	Goldman Sachs Growth Opportunities Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,931	92,599	952	110,425	113,701	15,387

Cost	$91,897	$1,553,053	$21,182	$4,003,109	$5,712,400	$154,753

Market Value	$135,128	$1,361,201	$27,269	$4,518,592	$5,887,455	$169,263

Due from Sponsor Company	-	-	-	-	1,405	-
Receivable from fund shares sold	26	25	6	2,149	-	12
Other assets	-	-	-	82	19	-

Total assets	135,154	1,361,226	27,275	4,520,823	5,888,879	169,275

Liabilities:
Due to Sponsor Company	63	42	25	2,155	-	45
Payable for fund shares purchased	-	-	-	-	1,418	-
Other liabilities	6	10	12	-	-	59

Total liabilities	69	52	37	2,155	1,418	104

Net assets:
For contract liabilities	$135,085	$1,361,174	$27,238	$4,518,668	$5,887,461	$169,171

Deferred contracts in the accumulation period:
Units owned by participants #	5,892	30,065	1,684	85,730	191,497	3,157
Minimum unit fair value #*	21.878518	44.856818	15.420687	47.902222	30.780112	48.581813
Maximum unit fair value #*	25.668573	49.362549	17.355907	144.455177	33.811704	55.655450
Contract liability	$135,085	$1,361,174	$27,238	$4,518,668	$5,887,461	$169,171

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	105,697	24,536	12,220	252	224,342	1,084,675

Cost	$680,182	$386,353	$246,110	$2,040	$6,075,890	$12,365,383

Market Value	$676,461	$408,032	$284,715	$2,256	$7,960,726	$12,233,071

Due from Sponsor Company	-	-	-	-	642	1,115
Receivable from fund shares sold	-	58	28	-	-	-
Other assets	-	-	-	-	-	-

Total assets	676,461	408,090	284,743	2,256	7,961,368	12,234,186

Liabilities:
Due to Sponsor Company	15	83	50	1	-	-
Payable for fund shares purchased	23	-	-	-	662	1,137
Other liabilities	37	1	86	5	7	5

Total liabilities	75	84	137	6	669	1,142

Net assets:
For contract liabilities	$676,386	$408,006	$284,606	$2,250	$7,960,699	$12,233,044

Deferred contracts in the accumulation period:
Units owned by participants #	31,498	19,106	3,117	155	267,704	723,778
Minimum unit fair value #*	20.341623	19.716507	90.082592	14.527975	27.095519	11.290000
Maximum unit fair value #*	25.569443	22.005129	99.173761	14.527975	34.640323	24.764627
Contract liability	$676,386	$408,006	$284,606	$2,250	$7,960,699	$12,227,809

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	308
Minimum unit fair value #*	$-	$-	$-	$-	$-	$17.015161
Maximum unit fair value #*	$-	$-	$-	$-	$-	$17.015161
Contract liability	-	-	-	-	-	5,235

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	380,240	1,053,753	198,082	710,650	55,435	336,540

Cost	$19,181,563	$23,458,642	$4,496,025	$11,230,107	$900,587	$12,174,100

Market Value	$20,631,802	$29,022,399	$4,509,813	$14,631,329	$1,162,653	$13,565,912

Due from Sponsor Company	1,478	183	4,637	-	-	-
Receivable from fund shares sold	-	-	-	617	-	199
Other assets	56	-	-	-	28	-

Total assets	20,633,336	29,022,582	4,514,450	14,631,946	1,162,681	13,566,111

Liabilities:
Due to Sponsor Company	-	-	-	625	26	199
Payable for fund shares purchased	1,483	195	4,675	-	28	-
Other liabilities	-	3	298	21	-	39

Total liabilities	1,483	198	4,973	646	54	238

Net assets:
For contract liabilities	$20,631,853	$29,022,384	$4,509,477	$14,631,300	$1,162,627	$13,565,873

Deferred contracts in the accumulation period:
Units owned by participants #	375,476	1,370,633	88,631	609,670	53,469	165,128
Minimum unit fair value #*	56.451437	16.105904	72.651594	13.167684	22.237827	70.159696
Maximum unit fair value #*	90.463837	56.960594	100.871197	47.874371	23.666541	86.331158
Contract liability	$20,594,307	$29,018,669	$4,509,477	$14,631,300	$1,162,627	$13,565,873

Deferred contracts in the annuity period:
Units owned by participants #	1,020	93	-	-	-	-
Minimum unit fair value #*	$36.797268	$40.034161	$-	$-	$-	$-
Maximum unit fair value #*	$36.797268	$40.034161	$-	$-	$-	$-
Contract liability	37,546	3,715	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	370,015	224,816	24,767	49,161	25,392	17,508

Cost	$3,718,603	$4,565,127	$738,023	$3,163,677	$253,607	$133,370

Market Value	$3,698,408	$5,401,969	$882,536	$5,599,627	$276,007	$133,761

Due from Sponsor Company	1,493	-	-	766	-	-
Receivable from fund shares sold	-	210	32	-	27	2
Other assets	5	-	-	-	-	-

Total assets	3,699,906	5,402,179	882,568	5,600,393	276,034	133,763

Liabilities:
Due to Sponsor Company	-	258	94	-	47	26
Payable for fund shares purchased	1,542	-	-	782	-	-
Other liabilities	-	18	55	50	5	3

Total liabilities	1,542	276	149	832	52	29

Net assets:
For contract liabilities	$3,698,364	$5,401,903	$882,419	$5,599,561	$275,982	$133,734

Deferred contracts in the accumulation period:
Units owned by participants #	409,445	288,946	20,302	134,009	9,957	6,249
Minimum unit fair value #*	10.024553	34.471505	36.600000	39.880045	26.220868	18.811971
Maximum unit fair value #*	13.561290	72.518888	48.007578	76.327229	28.656752	21.482244
Contract liability	$3,676,000	$5,401,903	$882,419	$5,599,561	$275,982	$133,734

Deferred contracts in the annuity period:
Units owned by participants #	2,120	-	-	-	-	-
Minimum unit fair value #*	$10.549532	$-	$-	$-	$-	$-
Maximum unit fair value #*	$10.549532	$-	$-	$-	$-	$-
Contract liability	22,364	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	28,089	18,261	21,101	13,913	52,999	9,786

Cost	$732,585	$330,343	$734,020	$342,885	$578,775	$391,407

Market Value	$981,437	$362,659	$852,500	$398,873	$577,301	$440,844

Due from Sponsor Company	694	-	112	-	-	-
Receivable from fund shares sold	-	-	-	28	37	23
Other assets	-	-	-	-	-	10

Total assets	982,131	362,659	852,612	398,901	577,338	440,877

Liabilities:
Due to Sponsor Company	-	9	-	59	80	47
Payable for fund shares purchased	704	1	140	-	-	-
Other liabilities	4	19	11	63	6	-

Total liabilities	708	29	151	122	86	47

Net assets:
For contract liabilities	$981,423	$362,630	$852,461	$398,779	$577,252	$440,830

Deferred contracts in the accumulation period:
Units owned by participants #	25,847	19,012	20,142	9,211	36,040	8,141
Minimum unit fair value #*	31.774602	17.584287	41.054381	33.248673	14.967281	44.615661
Maximum unit fair value #*	60.851134	21.960773	44.868641	74.113321	16.704632	78.020782
Contract liability	$981,423	$362,630	$852,461	$398,779	$577,252	$440,830

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund
	Sub-Account	Sub-Account (52)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	6,916	136	181,568	45,992	158,329	229,812

Cost	$337,882	$2,737	$2,170,291	$490,665	$6,785,286	$2,862,327

Market Value	$363,587	$3,563	$2,386,551	$535,298	$8,328,805	$3,384,188

Due from Sponsor Company	732	-	-	-	-	-
Receivable from fund shares sold	-	-	238	55	263	424
Other assets	39	4	-	2	126	-

Total assets	364,358	3,567	2,386,789	535,355	8,329,194	3,384,612

Liabilities:
Due to Sponsor Company	-	15	275	88	284	457
Payable for fund shares purchased	746	-	-	-	-	-
Other liabilities	-	-	20	-	-	30

Total liabilities	746	15	295	88	284	487

Net assets:
For contract liabilities	$363,612	$3,552	$2,386,494	$535,267	$8,328,910	$3,384,125

Deferred contracts in the accumulation period:
Units owned by participants #	6,370	140	124,809	31,797	264,648	152,229
Minimum unit fair value #*	48.490773	22.705650	17.226987	14.503168	28.658052	20.532976
Maximum unit fair value #*	96.296252	25.363415	28.838080	20.632511	63.342427	37.088427
Contract liability	$363,612	$3,552	$2,386,494	$535,267	$8,328,910	$3,384,125

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
52	Formerly The Hartford Value Opportunities Fund. Change effective November 1, 2017

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	44,151	30,742	27,128	3,141	13,763	1,631

Cost	$482,383	$607,374	$395,349	$49,081	$384,427	$45,329

Market Value	$505,966	$704,924	$436,758	$60,709	$607,352	$62,105

Due from Sponsor Company	9	-	256	7	-	-
Receivable from fund shares sold	-	22	-	-	36	-
Other assets	-	14	-	-	-	-

Total assets	505,975	704,960	437,014	60,716	607,388	62,105

Liabilities:
Due to Sponsor Company	-	37	-	-	63	5
Payable for fund shares purchased	35	-	265	21	-	-
Other liabilities	20	-	8	6	10	19

Total liabilities	55	37	273	27	73	24

Net assets:
For contract liabilities	$505,920	$704,923	$436,741	$60,689	$607,315	$62,081

Deferred contracts in the accumulation period:
Units owned by participants #	35,807	19,382	20,265	2,423	18,926	1,219
Minimum unit fair value #*	13.717946	34.610263	20.800190	24.200729	29.421743	50.927341
Maximum unit fair value #*	15.102839	38.503659	22.569581	26.260003	34.481774	50.927341
Contract liability	$505,920	$704,923	$436,741	$60,689	$607,315	$62,081

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio
	Sub-Account	Sub-Account (9)	Sub-Account (13)	Sub-Account (10)	Sub-Account (12)	Sub-Account
Assets:
Investments:
Number of shares	25,446	72,393	24,898	29,462	25,624	71,055

Cost	$1,341,449	$1,092,352	$581,362	$2,209,758	$619,936	$3,004,540

Market Value	$1,526,487	$1,024,356	$885,608	$2,329,530	$627,792	$4,387,650

Due from Sponsor Company	4,015	20	-	-	-	5
Receivable from fund shares sold	-	-	58	226	24	-
Other assets	-	-	-	36	-	-

Total assets	1,530,502	1,024,376	885,666	2,329,792	627,816	4,387,655

Liabilities:
Due to Sponsor Company	-	-	73	242	46	-
Payable for fund shares purchased	4,045	52	-	-	-	5
Other liabilities	29	6	30	-	1	51

Total liabilities	4,074	58	103	242	47	55

Net assets:
For contract liabilities	$1,526,428	$1,024,318	$885,563	$2,329,550	$627,769	$4,387,600

Deferred contracts in the accumulation period:
Units owned by participants #	38,358	154,750	16,044	36,211	27,154	62,340
Minimum unit fair value #*	39.126174	6.587497	51.875876	61.183816	23.065974	70.298398
Maximum unit fair value #*	47.117699	8.499704	61.664777	68.284102	25.394306	70.298398
Contract liability	$1,526,428	$1,024,318	$885,563	$2,329,550	$627,769	$4,382,355

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	75
Minimum unit fair value #*	$-	$-	$-	$-	$-	$70.298398
Maximum unit fair value #*	$-	$-	$-	$-	$-	$70.298398
Contract liability	-	-	-	-	-	5,245

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
9	Formerly Ivy Natural Resources Fund, Name changed to Delaware Ivy Natural Resources, Change effective January 7, 2021

10	Formerly Ivy Science & Technology Fund, Name changed to DELAWARE IVY Science And Technology, Change effective January 7, 2021

12	Formerly Ivy Asset Strategy Fund , Name changed to Delaware IVY Asset Strategy, Change effective January 7, 2021
13	Formerly Ivy Large Cap Growth Fund, Name changed to Delaware IVY Large Cap Growth, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,963	813	5,408	3,746	4,951	210,025

Cost	$198,617	$56,742	$173,015	$135,434	$52,537	$7,539,518

Market Value	$353,793	$81,730	$271,608	$160,746	$54,902	$10,658,766

Due from Sponsor Company	4	-	-	-	-	866
Receivable from fund shares sold	-	-	-	-	-	-
Other assets	-	-	-	-	-	-

Total assets	353,797	81,730	271,608	160,746	54,902	10,659,632

Liabilities:
Due to Sponsor Company	-	5	-	-	6	-
Payable for fund shares purchased	4	-	-	-	-	870
Other liabilities	13	32	3	21	2	48

Total liabilities	17	37	3	21	8	918

Net assets:
For contract liabilities	$353,780	$81,693	$271,605	$160,725	$54,894	$10,658,714

Deferred contracts in the accumulation period:
Units owned by participants #	11,493	1,400	7,351	8,838	3,464	156,106
Minimum unit fair value #*	29.804460	58.353736	36.947845	14.571426	14.430767	77.793521
Maximum unit fair value #*	29.804460	58.353736	36.947845	18.188029	15.847789	99.724963
Contract liability	$342,530	$81,693	$271,605	$160,725	$54,894	$10,658,714

Deferred contracts in the annuity period:
Units owned by participants #	377	-	-	-	-	-
Minimum unit fair value #*	$29.804460	$-	$-	$-	$-	$-
Maximum unit fair value #*	$29.804460	$-	$-	$-	$-	$-
Contract liability	11,250	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	70,180	12,617	44,364	2,143	72,541	463

Cost	$2,636,573	$1,541,369	$1,504,179	$153,350	$1,192,794	$15,564

Market Value	$3,214,969	$1,901,317	$1,957,762	$223,780	$1,231,752	$20,284

Due from Sponsor Company	416	227	140	124	-	-
Receivable from fund shares sold	-	-	-	-	77	6
Other assets	-	-	15	-	-	-

Total assets	3,215,385	1,901,544	1,957,917	223,904	1,231,829	20,290

Liabilities:
Due to Sponsor Company	-	-	-	-	94	47
Payable for fund shares purchased	446	232	157	147	-	-
Other liabilities	28	12	-	38	6	38

Total liabilities	474	244	157	185	100	85

Net assets:
For contract liabilities	$3,214,911	$1,901,300	$1,957,760	$223,719	$1,231,729	$20,205

Deferred contracts in the accumulation period:
Units owned by participants #	93,579	29,351	125,179	8,354	37,846	2,297
Minimum unit fair value #*	31.439350	62.031444	14.541493	21.848408	29.930145	8.530789
Maximum unit fair value #*	36.750329	69.408461	16.999114	39.173907	34.986465	9.193231
Contract liability	$3,214,911	$1,901,300	$1,957,760	$223,719	$1,231,729	$20,205

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	PGIM Jennison Mid- Cap Growth Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
	Sub-Account	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	60,529	281,669	3,616	143,401	1,090	71,205

Cost	$1,371,565	$2,432,506	$207,394	$1,703,899	$52,416	$1,310,077

Market Value	$1,010,830	$2,520,934	$218,240	$1,695,005	$59,672	$1,474,661

Due from Sponsor Company	-	3,536	-	-	-	-
Receivable from fund shares sold	86	-	2	1,530	16	63
Other assets	-	51	-	-	-	32

Total assets	1,010,916	2,524,521	218,242	1,696,535	59,688	1,474,756

Liabilities:
Due to Sponsor Company	114	-	5	1,544	26	77
Payable for fund shares purchased	-	3,536	-	-	-	-
Other liabilities	24	-	35	26	4	-

Total liabilities	138	3,536	40	1,570	30	77

Net assets:
For contract liabilities	$1,010,778	$2,520,985	$218,202	$1,694,965	$59,658	$1,474,679

Deferred contracts in the accumulation period:
Units owned by participants #	14,262	203,025	4,587	108,461	865	15,139
Minimum unit fair value #*	67.104879	12.417115	46.802849	14.034126	67.385174	95.578699
Maximum unit fair value #*	75.312418	12.417115	47.648327	16.473961	75.626762	105.225018
Contract liability	$1,010,778	$2,520,985	$218,202	$1,694,965	$59,658	$1,474,679

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
15	Formerly MassMutual Premier High Yield Fund, Name changed to MassMutual High Yield Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	18,725	49,715	202,573	492,103	452,633	286,376

Cost	$510,419	$875,895	$3,684,190	$9,013,196	$9,000,811	$5,758,450

Market Value	$523,184	$1,092,745	$3,466,017	$9,089,147	$9,165,818	$6,025,345

Due from Sponsor Company	14	-	1,033	96	1,527	-
Receivable from fund shares sold	-	38	-	-	-	13
Other assets	-	-	-	-	25	-

Total assets	523,198	1,092,783	3,467,050	9,089,243	9,167,370	6,025,358

Liabilities:
Due to Sponsor Company	-	58	-	-	-	26
Payable for fund shares purchased	39	-	1,052	114	1,544	-
Other liabilities	14	36	26	70	-	35

Total liabilities	53	94	1,078	184	1,544	61

Net assets:
For contract liabilities	$523,145	$1,092,689	$3,465,972	$9,089,059	$9,165,826	$6,025,297

Deferred contracts in the accumulation period:
Units owned by participants #	8,060	22,055	184,508	444,639	409,593	252,887
Minimum unit fair value #*	56.647120	47.080529	17.724695	18.470000	20.895290	22.541325
Maximum unit fair value #*	66.492590	54.592499	20.308549	22.301141	23.941411	25.827409
Contract liability	$523,145	$1,092,689	$3,465,972	$9,089,059	$9,165,826	$6,025,297

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	339,546	172,882	193,379	60,500	67,297	15,907

Cost	$7,381,410	$3,689,009	$4,179,272	$1,059,225	$1,703,604	$217,199

Market Value	$7,762,030	$3,964,182	$4,465,112	$998,860	$1,862,788	$214,588

Due from Sponsor Company	3,487	-	966	57	1,656	-
Receivable from fund shares sold	-	421	-	-	-	21
Other assets	5	-	-	-	-	-

Total assets	7,765,522	3,964,603	4,466,078	998,917	1,864,444	214,609

Liabilities:
Due to Sponsor Company	-	440	-	-	-	57
Payable for fund shares purchased	3,497	-	980	87	1,669	-
Other liabilities	-	3	55	16	44	18

Total liabilities	3,497	443	1,035	103	1,713	75

Net assets:
For contract liabilities	$7,762,025	$3,964,160	$4,465,043	$998,814	$1,862,731	$214,534

Deferred contracts in the accumulation period:
Units owned by participants #	309,445	156,240	173,254	58,446	73,992	10,062
Minimum unit fair value #*	22.860000	24.261211	23.090000	15.727147	23.973773	12.194436
Maximum unit fair value #*	27.106510	27.798006	27.742879	18.019899	27.069886	22.738647
Contract liability	$7,762,025	$3,964,160	$4,465,043	$998,814	$1,862,731	$214,534

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	Lord Abbett Dividend Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	14,660	29,921	194,739	251,575	9,610	14,924

Cost	$237,172	$442,198	$2,411,996	$2,025,570	$218,684	$233,365

Market Value	$286,165	$555,387	$2,691,994	$2,107,161	$249,476	$309,801

Due from Sponsor Company	-	-	-	1	-	-
Receivable from fund shares sold	-	86	186	-	7	53
Other assets	-	11	-	1,306	-	-

Total assets	286,165	555,484	2,692,180	2,108,468	249,483	309,854

Liabilities:
Due to Sponsor Company	17	108	228	-	30	89
Payable for fund shares purchased	-	-	-	51	-	-
Other liabilities	22	-	26	-	47	14

Total liabilities	39	108	254	51	77	103

Net assets:
For contract liabilities	$286,126	$555,376	$2,691,926	$2,108,417	$249,406	$309,751

Deferred contracts in the accumulation period:
Units owned by participants #	7,259	22,885	62,817	95,878	6,463	9,123
Minimum unit fair value #*	38.493437	25.401508	29.343909	21.663552	41.991649	30.995379
Maximum unit fair value #*	39.416214	27.885320	88.526564	24.275959	41.991649	109.479347
Contract liability	$286,126	$555,376	$2,691,926	$2,108,417	$249,406	$309,751

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid- Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	722,165	51,613	32,235	165,224	2,348	41,939

Cost	$7,564,967	$1,197,617	$445,974	$3,191,211	$199,156	$494,654

Market Value	$7,546,622	$1,368,491	$503,510	$3,534,729	$274,957	$598,467

Due from Sponsor Company	558	-	830	247	-	-
Receivable from fund shares sold	-	83	-	-	28	12
Other assets	2,512	-	-	-	5	-

Total assets	7,549,692	1,368,574	504,340	3,534,976	274,990	598,479

Liabilities:
Due to Sponsor Company	-	121	-	-	48	43
Payable for fund shares purchased	577	-	835	277	-	-
Other liabilities	-	102	8	78	-	4

Total liabilities	577	223	843	355	48	47

Net assets:
For contract liabilities	$7,549,115	$1,368,351	$503,497	$3,534,621	$274,942	$598,432

Deferred contracts in the accumulation period:
Units owned by participants #	397,362	27,858	37,066	112,722	9,267	40,432
Minimum unit fair value #*	16.152036	58.047396	14.109946	21.823381	29.819995	13.921813
Maximum unit fair value #*	19.374346	61.775361	16.462579	36.171302	117.120000	15.544229
Contract liability	$7,549,115	$1,368,351	$503,497	$3,534,621	$274,942	$598,432

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	16,813	94,408	202,828	10,920	27,936	187,752

Cost	$247,381	$2,648,675	$704,301	$326,445	$423,903	$5,344,275

Market Value	$242,614	$4,013,716	$691,643	$399,902	$863,771	$5,503,020

Due from Sponsor Company	-	373	480	-	135	4,193
Receivable from fund shares sold	17	-	-	47	-	-
Other assets	-	-	8	20	-	7

Total assets	242,631	4,014,089	692,131	399,969	863,906	5,507,220

Liabilities:
Due to Sponsor Company	59	-	-	71	-	-
Payable for fund shares purchased	-	397	503	-	155	4,230
Other liabilities	109	55	-	-	12	-

Total liabilities	168	452	503	71	167	4,230

Net assets:
For contract liabilities	$242,463	$4,013,637	$691,628	$399,898	$863,739	$5,502,990

Deferred contracts in the accumulation period:
Units owned by participants #	14,761	76,329	41,622	9,589	23,223	152,952
Minimum unit fair value #*	14.430000	47.596043	13.350549	36.620000	31.375823	31.507976
Maximum unit fair value #*	17.444948	60.864408	29.845177	43.879908	41.936101	36.101558
Contract liability	$242,463	$4,013,637	$691,628	$399,898	$863,739	$5,502,990

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	134,231	116,891	179,302	296,120	99,310	22,181

Cost	$2,398,074	$2,189,078	$3,795,426	$11,259,808	$1,089,097	$712,583

Market Value	$3,245,694	$2,514,329	$4,387,452	$16,057,009	$1,104,326	$913,201

Due from Sponsor Company	324	370	1,962	1,882	663	13
Receivable from fund shares sold	-	-	-	-	-	-
Other assets	-	-	-	-	-	-

Total assets	3,246,018	2,514,699	4,389,414	16,058,891	1,104,989	913,214

Liabilities:
Due to Sponsor Company	-	-	-	-	-	-
Payable for fund shares purchased	331	392	1,995	1,897	682	45
Other liabilities	6	1	4	72	40	50

Total liabilities	337	393	1,999	1,969	722	95

Net assets:
For contract liabilities	$3,245,681	$2,514,306	$4,387,415	$16,056,922	$1,104,267	$913,119

Deferred contracts in the accumulation period:
Units owned by participants #	213,284	106,160	179,156	462,837	62,912	12,920
Minimum unit fair value #*	14.204660	24.100346	27.150875	31.506143	16.322460	64.286942
Maximum unit fair value #*	16.064699	26.450227	66.143759	54.045670	18.584866	75.459909
Contract liability	$3,245,681	$2,514,306	$4,387,415	$16,056,922	$1,104,267	$913,119

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Core Equity Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (51)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	7,264	61,167	480,119	464,397	3,930	1

Cost	$258,495	$1,841,472	$4,844,222	$19,447,434	$124,965	$8

Market Value	$312,868	$2,909,000	$4,825,194	$24,380,833	$258,136	$13

Due from Sponsor Company	-	-	1,594	7,594	-	-
Receivable from fund shares sold	17	17	-	-	22	-
Other assets	-	8	-	-	-	-

Total assets	312,885	2,909,025	4,826,788	24,388,427	258,158	13

Liabilities:
Due to Sponsor Company	34	60	-	-	49	9
Payable for fund shares purchased	-	-	1,602	7,607	-	-
Other liabilities	5	-	56	41	14	1

Total liabilities	39	60	1,658	7,648	63	10

Net assets:
For contract liabilities	$312,846	$2,908,965	$4,825,130	$24,380,779	$258,095	$3

Deferred contracts in the accumulation period:
Units owned by participants #	12,804	101,904	344,679	437,828	1,973	0
Minimum unit fair value #*	23.587325	28.021313	10.050000	47.797502	123.071316	24.184910
Maximum unit fair value #*	25.778802	57.376058	14.604562	56.105618	135.490368	24.184910
Contract liability	$312,846	$2,908,965	$4,825,130	$24,380,779	$258,095	$3

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
51	Formerly MFS International Value Fund. Change effective June 1, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,843	5,133	4,443	343,086	4,950	827

Cost	$85,108	$608,831	$25,709	$6,792,935	$80,879	$21,351

Market Value	$108,897	$919,378	$24,835	$7,136,199	$100,926	$21,209

Due from Sponsor Company	-	148	-	249	-	-
Receivable from fund shares sold	-	-	-	-	2	1
Other assets	-	-	-	-	-	-

Total assets	108,897	919,526	24,835	7,136,448	100,928	21,210

Liabilities:
Due to Sponsor Company	15	-	8	-	23	8
Payable for fund shares purchased	-	170	-	264	-	-
Other liabilities	2	17	3	47	37	6

Total liabilities	17	187	11	311	60	14

Net assets:
For contract liabilities	$108,880	$919,339	$24,824	$7,136,137	$100,868	$21,196

Deferred contracts in the accumulation period:
Units owned by participants #	3,214	18,634	1,731	335,106	3,007	728
Minimum unit fair value #*	33.876754	47.042957	14.341047	23.121836	33.671761	29.111351
Maximum unit fair value #*	33.876754	50.897863	14.341047	24.833047	35.853891	29.111351
Contract liability	$108,880	$919,339	$24,824	$7,136,137	$100,868	$21,196

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	BlackRock Mid- Cap Value Fund	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)
Assets:
Investments:
Number of shares	80,919	9,667	18,021	74,370	41,863	4,722

Cost	$1,503,865	$288,961	$455,529	$1,291,828	$1,834,299	$111,518

Market Value	$1,724,380	$313,501	$736,321	$935,579	$1,976,029	$125,228

Due from Sponsor Company	-	-	-	-	3,407	822
Receivable from fund shares sold	100	24	67	8	-	-
Other assets	-	-	-	4	51	-

Total assets	1,724,480	313,525	736,388	935,591	1,979,487	126,050

Liabilities:
Due to Sponsor Company	118	33	86	26	-	-
Payable for fund shares purchased	-	-	-	-	3,436	845
Other liabilities	68	20	32	-	-	8

Total liabilities	186	53	118	26	3,436	853

Net assets:
For contract liabilities	$1,724,294	$313,472	$736,270	$935,565	$1,976,051	$125,197

Deferred contracts in the accumulation period:
Units owned by participants #	55,496	18,283	15,762	21,170	45,637	10,443
Minimum unit fair value #*	32.836970	16.926293	45.731096	12.580000	37.897448	11.646699
Maximum unit fair value #*	36.048481	17.747785	50.265181	99.728513	71.417662	12.637692
Contract liability	$1,724,294	$313,472	$736,270	$935,565	$1,976,051	$125,197

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
6	Formerly BlackRock Mid Cap Dividend Fund, Name changed to BlackRock Mid-Cap Value Fund, Change effective April 30, 2021
22	Formerly Nuveen NWQ International Value Fund, Name changed to Nuveen International Value Fund, Change effective October 29, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund	Invesco V. I. Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	23,918	520	17,070	51,112	5,002	19,313

Cost	$392,603	$17,430	$1,050,430	$4,457,068	$366,411	$805,716

Market Value	$473,568	$17,817	$1,185,700	$6,354,277	$371,036	$883,939

Due from Sponsor Company	-	93	1,937	164	612	777
Receivable from fund shares sold	35	-	-	-	-	-
Other assets	-	4	-	-	-	16

Total assets	473,603	17,914	1,187,637	6,354,441	371,648	884,732

Liabilities:
Due to Sponsor Company	40	-	-	-	-	-
Payable for fund shares purchased	-	99	1,958	175	633	817
Other liabilities	29	-	21	11	18	-

Total liabilities	69	99	1,979	186	651	817

Net assets:
For contract liabilities	$473,534	$17,815	$1,185,658	$6,354,255	$370,997	$883,915

Deferred contracts in the accumulation period:
Units owned by participants #	8,339	1,785	34,265	113,002	14,498	39,045
Minimum unit fair value #*	56.785503	9.981008	31.021096	48.142779	24.936534	21.414148
Maximum unit fair value #*	56.785503	9.981008	48.278570	280.139493	26.270470	28.809546
Contract liability	$473,534	$17,815	$1,185,658	$6,354,255	$370,997	$883,915

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
8	Formerly Invesco Global Fund, Name changed to Invesco V. I. Global Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	9,656	121,718	129,357	75,803	634,664	57,300

Cost	$480,719	$461,140	$3,326,390	$2,960,337	$3,632,551	$1,065,941

Market Value	$549,607	$435,751	$3,660,805	$3,604,213	$3,243,134	$1,427,919

Due from Sponsor Company	-	-	-	7	-	-
Receivable from fund shares sold	20	29	76	-	1,463	45
Other assets	-	144	-	-	670	17

Total assets	549,627	435,924	3,660,881	3,604,220	3,245,257	1,427,981

Liabilities:
Due to Sponsor Company	55	40	97	-	1,481	64
Payable for fund shares purchased	-	-	-	21	-	-
Other liabilities	44	-	53	87	-	-

Total liabilities	99	40	150	108	1,481	64

Net assets:
For contract liabilities	$549,528	$435,884	$3,660,731	$3,604,112	$3,243,776	$1,427,917

Deferred contracts in the accumulation period:
Units owned by participants #	17,995	29,193	128,806	117,323	221,498	46,004
Minimum unit fair value #*	29.473054	15.615930	29.422491	74.657381	14.886637	31.751582
Maximum unit fair value #*	33.613415	15.750574	32.302248	113.901751	16.343714	35.549865
Contract liability	$549,528	$435,884	$3,660,731	$3,604,112	$3,243,776	$1,427,917

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (24)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	71,163	15,219	862	418	40,398	4,836

Cost	$1,422,370	$279,574	$18,575	$6,568	$259,628	$96,180

Market Value	$1,865,903	$327,663	$22,069	$9,675	$251,680	$112,488

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	-	60	1	-	-	-
Other assets	-	2	-	-	7	-

Total assets	1,865,903	327,725	22,070	9,675	251,687	112,488

Liabilities:
Due to Sponsor Company	-	72	13	7	5	9
Payable for fund shares purchased	15	-	-	-	-	-
Other liabilities	18	-	5	20	-	19

Total liabilities	33	72	18	27	5	28

Net assets:
For contract liabilities	$1,865,870	$327,653	$22,052	$9,648	$251,682	$112,460

Deferred contracts in the accumulation period:
Units owned by participants #	135,930	14,654	865	425	11,267	6,200
Minimum unit fair value #*	13.374185	21.886964	25.494360	22.713987	22.338014	18.142050
Maximum unit fair value #*	18.645249	23.585591	25.494360	22.713987	22.338014	18.142050
Contract liability	$1,865,870	$327,653	$22,052	$9,648	$251,682	$112,458

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$18.142050
Maximum unit fair value #*	$-	$-	$-	$-	$-	$18.142050
Contract liability	-	-	-	-	-	2

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
24	Formerly Putnam Global Equity Fund, Name changed to Putnam VT Focused International Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)
Assets:
Investments:
Number of shares	9,442	19,039	18,813	1,912	3,308	1,052

Cost	$290,680	$231,855	$294,059	$73,186	$86,169	$19,677

Market Value	$464,649	$264,643	$301,758	$78,198	$105,331	$23,407

Due from Sponsor Company	-	-	51	-	-	-
Receivable from fund shares sold	-	-	-	13	1	6
Other assets	19	-	-	13	-	-

Total assets	464,668	264,643	301,809	78,224	105,332	23,413

Liabilities:
Due to Sponsor Company	-	5	-	13	30	19
Payable for fund shares purchased	-	-	80	-	-	-
Other liabilities	-	35	6	-	10	3

Total liabilities	-	40	86	13	40	22

Net assets:
For contract liabilities	$464,668	$264,603	$301,723	$78,211	$105,292	$23,391

Deferred contracts in the accumulation period:
Units owned by participants #	8,484	7,387	10,020	1,527	2,764	1,913
Minimum unit fair value #*	54.688701	26.387167	28.931760	51.219521	36.559720	11.963538
Maximum unit fair value #*	58.615681	39.519601	30.697063	51.219521	38.576788	12.226880
Contract liability	$464,663	$196,921	$301,723	$78,211	$105,292	$23,391

Deferred contracts in the annuity period:
Units owned by participants #	-	2,565	-	-	-	-
Minimum unit fair value #*	$54.688701	$26.387167	$-	$-	$-	$-
Maximum unit fair value #*	$54.688701	$26.387167	$-	$-	$-	$-
Contract liability	5	67,682	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
2	Formerly AllianzGI International Value Fund, Name changed to Virtus NFJ International Value Fund, Change effective February 1, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund
	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	63,129	268,163	1,570,341	46,828	852,193	25,370

Cost	$1,200,377	$3,472,905	$16,520,667	$495,354	$9,716,807	$832,937

Market Value	$969,031	$3,612,156	$16,127,400	$479,054	$10,499,018	$958,978

Due from Sponsor Company	-	96	478	-	-	96
Receivable from fund shares sold	49	-	-	20	30	-
Other assets	6	-	-	-	2,343	-

Total assets	969,086	3,612,252	16,127,878	479,074	10,501,391	959,074

Liabilities:
Due to Sponsor Company	78	-	-	44	30	-
Payable for fund shares purchased	-	99	482	-	-	110
Other liabilities	-	46	29	56	-	1

Total liabilities	78	145	511	100	30	111

Net assets:
For contract liabilities	$969,008	$3,612,107	$16,127,367	$478,974	$10,501,361	$958,963

Deferred contracts in the accumulation period:
Units owned by participants #	42,954	168,479	918,030	25,250	600,899	24,537
Minimum unit fair value #*	20.970719	20.398746	10.270000	18.605757	17.135451	35.311150
Maximum unit fair value #*	23.715569	23.068810	19.846487	21.086239	20.080728	41.895395
Contract liability	$969,008	$3,612,107	$16,127,367	$478,974	$10,501,361	$958,963

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
3	Formerly AllianzGI Small-Cap Value Fund, Name changed to Virtus NFJ Small-Cap Value Fund, Change effective February 1,2021

4	Formerly AllianzGI Dividend Value Fund, Name changed to Virtus NFJ Dividend Value Fund, Change effective February 1, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Pioneer High Yield Fund	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)
Assets:
Investments:
Number of shares	106,389	477,581	43,042	27,151	401,406	89,809

Cost	$1,019,816	$5,172,696	$1,012,005	$1,226,376	$3,869,275	$2,558,862

Market Value	$1,026,652	$5,138,768	$1,133,305	$1,432,780	$3,729,063	$2,796,662

Due from Sponsor Company	-	1,053	-	-	6,177	-
Receivable from fund shares sold	64	-	60	39	-	3
Other assets	133	266	-	-	-	-

Total assets	1,026,849	5,140,087	1,133,365	1,432,819	3,735,240	2,796,665

Liabilities:
Due to Sponsor Company	94	-	85	69	-	23
Payable for fund shares purchased	-	1,082	-	-	6,192	-
Other liabilities	-	-	23	17	21	44

Total liabilities	94	1,082	108	86	6,213	67

Net assets:
For contract liabilities	$1,026,755	$5,139,005	$1,133,257	$1,432,733	$3,729,027	$2,796,598

Deferred contracts in the accumulation period:
Units owned by participants #	48,631	248,288	50,861	29,492	274,390	88,677
Minimum unit fair value #*	20.469903	10.760000	24.962953	46.246585	12.058314	34.604038
Maximum unit fair value #*	22.847210	21.616400	27.406936	50.746994	13.658148	38.622697
Contract liability	$1,026,755	$5,139,005	$1,133,257	$1,432,733	$3,729,027	$2,796,598

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
23	Formerly Putnam Equity Income Fund, Name changed to Putnam Large Cap Value Fund, Change effective March 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	183,746	14,494	17	6,231	4,737	133,370

Cost	$1,078,857	$309,834	$1,519	$241,513	$249,815	$1,411,204

Market Value	$1,093,288	$367,134	$2,056	$262,307	$320,666	$1,211,003

Due from Sponsor Company	1,149	-	-	-	-	-
Receivable from fund shares sold	-	27	2	-	14	37
Other assets	7	-	-	-	-	-

Total assets	1,094,444	367,161	2,058	262,307	320,680	1,211,040

Liabilities:
Due to Sponsor Company	-	37	17	8	46	57
Payable for fund shares purchased	1,182	-	-	4	-	-
Other liabilities	-	14	5	12	38	18

Total liabilities	1,182	51	22	24	84	75

Net assets:
For contract liabilities	$1,093,262	$367,110	$2,036	$262,283	$320,596	$1,210,965

Deferred contracts in the accumulation period:
Units owned by participants #	50,963	13,873	46	17,772	7,143	87,664
Minimum unit fair value #*	21.475735	15.379062	43.077398	13.920811	41.763692	13.536056
Maximum unit fair value #*	22.854967	26.462405	50.151382	15.533039	46.639173	13.997276
Contract liability	$1,093,262	$367,110	$2,036	$262,283	$320,596	$1,210,965

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Royce Smaller- Companies Growth Fund	Royce Small- Cap Value Fund	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (53)	Sub-Account (54)	Sub-Account (55)
Assets:
Investments:
Number of shares	70,802	12,549	8,207	61,715	78,796	67

Cost	$689,190	$118,452	$114,180	$652,834	$1,011,444	$934

Market Value	$598,276	$130,260	$139,840	$609,745	$1,035,383	$843

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	27	5	11	21	30	1
Other assets	27	-	-	33	27	-

Total assets	598,330	130,265	139,851	609,799	1,035,440	844

Liabilities:
Due to Sponsor Company	45	24	28	49	56	11
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	-	22	18	-	-	21

Total liabilities	45	46	46	49	56	32

Net assets:
For contract liabilities	$598,285	$130,219	$139,805	$609,750	$1,035,384	$812

Deferred contracts in the accumulation period:
Units owned by participants #	14,753	10,422	5,567	11,215	15,247	30
Minimum unit fair value #*	8.450000	12.476741	23.194087	50.921352	63.403115	27.251574
Maximum unit fair value #*	45.608891	12.711174	25.886912	56.060944	69.802607	27.251574
Contract liability	$598,285	$130,219	$139,805	$609,750	$1,035,384	$812

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
53	Formerly RidgeWorth Ceredex Small Cap Value Equity Fund. Change effective July 14, 2017

54	Formerly RidgeWorth Ceredex Mid-Cap Value Equity Fund. Change effective July 14, 2017

55	Formerly RidgeWorth Ceredex Large Cap Value Equity Fund. Change effective July 14, 2017

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	980	3,704	985	1,173	12,201	1,645

Cost	$20,737	$177,850	$111,455	$10,955	$2,689,756	$17,923

Market Value	$26,823	$204,490	$123,338	$10,450	$3,319,644	$23,879

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	-	6	20	-	69	-
Other assets	-	5	2	-	-	-

Total assets	26,823	204,501	123,360	10,450	3,319,713	23,879

Liabilities:
Due to Sponsor Company	7	27	31	24	69	2
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	7	-	-	4	101	26

Total liabilities	14	27	31	28	170	28

Net assets:
For contract liabilities	$26,809	$204,474	$123,329	$10,422	$3,319,543	$23,851

Deferred contracts in the accumulation period:
Units owned by participants #	869	10,507	1,591	614	65,340	581
Minimum unit fair value #*	30.852697	19.370544	77.517332	16.601442	43.262626	41.054688
Maximum unit fair value #*	30.852697	21.121580	77.517332	17.032751	272.090000	41.054688
Contract liability	$26,809	$204,474	$123,329	$10,422	$3,319,543	$23,851

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	DWS International Growth Fund	MassMutual Overseas Fund	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund
	Sub-Account	Sub-Account (38)	Sub-Account (20)	Sub-Account	Sub-Account (39)	Sub-Account (40)
Assets:
Investments:
Number of shares	4,195	35,625	23,312	1,622,353	80,214	411,206

Cost	$142,091	$283,359	$239,423	$43,592,968	$2,081,746	$4,563,027

Market Value	$199,879	$328,821	$235,453	$46,719,855	$2,027,542	$4,220,125

Due from Sponsor Company	-	-	-	-	2,476	3,866
Receivable from fund shares sold	30	1	22	54,021	-	-
Other assets	-	-	4	49	-	-

Total assets	199,909	328,822	235,479	46,773,925	2,030,018	4,223,991

Liabilities:
Due to Sponsor Company	66	24	29	54,028	-	-
Payable for fund shares purchased	-	-	-	-	2,496	3,896
Other liabilities	20	17	-	-	6	6

Total liabilities	86	41	29	54,028	2,502	3,902

Net assets:
For contract liabilities	$199,823	$328,781	$235,450	$46,719,897	$2,027,516	$4,220,089

Deferred contracts in the accumulation period:
Units owned by participants #	10,161	22,833	19,853	2,497,865	112,408	392,191
Minimum unit fair value #*	18.431233	13.648761	10.100000	25.890000	20.470000	10.200000
Maximum unit fair value #*	21.585670	14.452686	11.931680	33.439550	27.215616	12.564821
Contract liability	$199,823	$328,781	$235,450	$46,719,897	$2,027,516	$4,220,089

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
20	Formerly MassMutual Select Total Return Bond Fund, Name changed to MassMutual Total Return Bond Fund, Change effective April 30, 2021

38	Formerly Select Overseas Fund, Name changed to MassMutual Overseas Fund, Change effective April 30, 2021

39	Formerly Select T. Rowe Price/Frontier MC Gr II Fund, Name changes to MassMutual Mid Cap Growth Fund, Change effective April 30, 2021

40	Formerly Select Western Strategic Bond Fund, Name changed to MassMutual Strategic Bond Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)
Assets:
Investments:
Number of shares	23,064	426	2,557	45,774	29,461	124,169

Cost	$543,632	$69,468	$37,767	$1,518,147	$1,044,728	$3,090,424

Market Value	$770,091	$63,541	$36,206	$1,923,873	$1,363,634	$3,215,818

Due from Sponsor Company	-	-	-	13	-	-
Receivable from fund shares sold	3	-	5	-	160	212
Other assets	25	-	-	-	-	-

Total assets	770,119	63,541	36,211	1,923,886	1,363,794	3,216,030

Liabilities:
Due to Sponsor Company	21	29	8	-	196	259
Payable for fund shares purchased	-	22	-	26	-	-
Other liabilities	-	19	5	58	94	68

Total liabilities	21	70	13	84	290	327

Net assets:
For contract liabilities	$770,098	$63,471	$36,198	$1,923,802	$1,363,504	$3,215,703

Deferred contracts in the accumulation period:
Units owned by participants #	21,848	2,193	1,562	28,124	29,217	144,344
Minimum unit fair value #*	33.519221	26.202644	21.235900	62.475992	39.208966	18.276201
Maximum unit fair value #*	36.968955	30.093415	23.197596	70.116830	54.261514	35.356824
Contract liability	$770,098	$63,471	$36,198	$1,923,802	$1,363,504	$3,215,703

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
14	Formerly Thornburg International Value Fund, Name changed to Thornburg International Equity Fund, Change effective February 1, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Thornburg Small/ Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund
	Sub-Account (42)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,903	28,488	12,105	90,334	36,290	32,759

Cost	$587,355	$983,731	$228,029	$6,328,447	$1,125,732	$575,905

Market Value	$649,538	$925,969	$285,800	$8,907,805	$1,300,271	$566,397

Due from Sponsor Company	-	-	-	295	-	-
Receivable from fund shares sold	47	72	1	-	55	95
Other assets	-	48	-	59	-	-

Total assets	649,585	926,089	285,801	8,908,159	1,300,326	566,492

Liabilities:
Due to Sponsor Company	98	129	30	-	78	127
Payable for fund shares purchased	-	-	-	296	-	-
Other liabilities	79	-	52	-	6	23

Total liabilities	177	129	82	296	84	150

Net assets:
For contract liabilities	$649,408	$925,960	$285,719	$8,907,863	$1,300,242	$566,342

Deferred contracts in the accumulation period:
Units owned by participants #	21,225	26,386	7,451	191,685	58,435	29,417
Minimum unit fair value #*	26.931649	58.507748	35.932492	44.182284	21.160013	18.296106
Maximum unit fair value #*	59.438769	65.663643	41.665734	50.404612	24.140624	21.704735
Contract liability	$649,408	$925,960	$285,719	$8,907,863	$1,300,242	$566,342

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
42	Formerly Thornburg Core Growth Fund. Change effective December 21, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	UBS Global Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	517,041	667,456	345,854	376,739	72,171	1,543

Cost	$10,792,366	$16,359,431	$9,084,616	$5,763,296	$1,094,839	$19,001

Market Value	$11,224,965	$19,236,076	$11,095,010	$7,169,345	$1,094,120	$19,344

Due from Sponsor Company	-	-	-	-	-	-
Receivable from fund shares sold	370	616	1,144	1,407	164	3
Other assets	-	-	24	-	140	10

Total assets	11,225,335	19,236,692	11,096,178	7,170,752	1,094,424	19,357

Liabilities:
Due to Sponsor Company	370	621	1,150	1,418	194	24
Payable for fund shares purchased	-	-	-	-	-	-
Other liabilities	27	12	-	14	-	-

Total liabilities	397	633	1,150	1,432	194	24

Net assets:
For contract liabilities	$11,224,938	$19,236,059	$11,095,028	$7,169,320	$1,094,230	$19,333

Deferred contracts in the accumulation period:
Units owned by participants #	497,724	755,403	399,472	254,097	58,918	1,126
Minimum unit fair value #*	20.803562	23.603365	25.848823	26.341277	17.329071	16.891128
Maximum unit fair value #*	24.678998	28.000489	30.664297	31.248379	19.597327	17.955343
Contract liability	$11,224,938	$19,236,059	$11,095,028	$7,169,320	$1,094,230	$19,333

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	40,172	9,035	98,826	22,853	39,759	75,186

Cost	$2,257,308	$1,428,089	$1,077,614	$427,590	$947,785	$3,216,875

Market Value	$4,353,466	$2,850,287	$1,105,868	$522,199	$1,320,809	$3,899,167

Due from Sponsor Company	27	-	-	-	-	347
Receivable from fund shares sold	-	18	15	71	75	-
Other assets	-	-	318	-	9	6

Total assets	4,353,493	2,850,305	1,106,201	522,270	1,320,893	3,899,520

Liabilities:
Due to Sponsor Company	-	18	15	96	98	-
Payable for fund shares purchased	27	-	-	-	-	372
Other liabilities	6	9	-	30	-	-

Total liabilities	33	27	15	126	98	372

Net assets:
For contract liabilities	$4,353,460	$2,850,278	$1,106,186	$522,144	$1,320,795	$3,899,148

Deferred contracts in the accumulation period:
Units owned by participants #	197,943	119,467	88,088	13,113	42,053	104,127
Minimum unit fair value #*	21.993519	23.858287	12.555140	22.850000	30.892359	33.993738
Maximum unit fair value #*	21.993519	23.858287	12.555140	45.595522	37.594273	40.327886
Contract liability	$4,353,460	$2,850,278	$1,106,186	$522,144	$1,320,795	$3,899,148

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Victory Sycamore Established Value Fund	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	208,437	125,287	1,314,304	95,697	110	53,644

Cost	$10,206,588	$2,927,650	$13,393,926	$2,281,323	$1,302	$914,842

Market Value	$10,346,097	$3,714,766	$14,904,206	$2,337,877	$1,249	$984,903

Due from Sponsor Company	5,823	29	212	-	-	-
Receivable from fund shares sold	-	-	-	1,125	-	60
Other assets	-	-	-	15	5	77

Total assets	10,351,920	3,714,795	14,904,418	2,339,017	1,254	985,040

Liabilities:
Due to Sponsor Company	-	-	-	1,137	15	81
Payable for fund shares purchased	5,850	43	216	-	-	-
Other liabilities	60	3	9	-	-	-

Total liabilities	5,910	46	225	1,137	15	81

Net assets:
For contract liabilities	$10,346,010	$3,714,749	$14,904,193	$2,337,880	$1,239	$984,959

Deferred contracts in the accumulation period:
Units owned by participants #	487,921	109,813	520,065	88,870	90	14,454
Minimum unit fair value #*	68.628030	33.779318	34.118898	28.534276	13.414484	65.771676
Maximum unit fair value #*	80.555366	43.442104	43.739428	31.327042	13.973656	73.815807
Contract liability	$10,346,010	$3,714,749	$14,904,193	$2,337,880	$1,239	$984,959

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,532	40,934	25,704	41,181	4,856	20,313

Cost	$460,929	$479,570	$490,651	$884,357	$69,901	$4,809,255

Market Value	$611,652	$697,508	$513,314	$1,036,119	$77,797	$8,934,100

Due from Sponsor Company	-	-	1,444	274	-	150
Receivable from fund shares sold	63	50	-	-	3	-
Other assets	-	-	7	-	-	-

Total assets	611,715	697,558	514,765	1,036,393	77,800	8,934,250

Liabilities:
Due to Sponsor Company	73	64	-	-	34	-
Payable for fund shares purchased	-	-	1,461	309	-	150
Other liabilities	67	28	-	80	32	3

Total liabilities	140	92	1,461	389	66	153

Net assets:
For contract liabilities	$611,575	$697,466	$513,304	$1,036,004	$77,734	$8,934,097

Deferred contracts in the accumulation period:
Units owned by participants #	11,042	25,647	21,767	25,414	4,205	326,674
Minimum unit fair value #*	53.259211	24.758198	18.239235	37.977991	18.327535	27.348671
Maximum unit fair value #*	59.773046	27.264525	26.661408	42.727432	19.861330	27.348671
Contract liability	$611,575	$697,466	$513,304	$1,036,004	$77,734	$8,934,097

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Allspring International Equity Fund	Allspring Core Bond Fund	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund
	Sub-Account (26)	Sub-Account (27)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,319	6,111	8,342	10,984	21	170,558

Cost	$51,668	$82,622	$687,369	$472,804	$430	$3,205,443

Market Value	$56,189	$81,332	$1,080,417	$801,198	$558	$4,274,193

Due from Sponsor Company	-	-	56	-	-	384
Receivable from fund shares sold	-	23	-	46	-	-
Other assets	-	1	-	13	-	-

Total assets	56,189	81,356	1,080,473	801,257	558	4,274,577

Liabilities:
Due to Sponsor Company	28	48	-	60	12	-
Payable for fund shares purchased	-	-	96	-	-	391
Other liabilities	3	-	31	-	10	9

Total liabilities	31	48	127	60	22	400

Net assets:
For contract liabilities	$56,158	$81,308	$1,080,346	$801,197	$536	$4,274,177

Deferred contracts in the accumulation period:
Units owned by participants #	4,781	6,146	11,157	9,273	29	136,535
Minimum unit fair value #*	13.010000	12.592796	94.672279	79.049485	18.578890	27.967055
Maximum unit fair value #*	11.817867	13.727811	109.373319	90.180595	18.578890	31.676770
Contract liability	$56,158	$81,308	$1,080,346	$801,197	$536	$4,274,177

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
7	Formerly Columbia Seligman Communications and Information Fund, Name changed to Columbia Seligman Technology and Information Fund, Change effective June 9, 2021
26	Formerly Wells Fargo International Equity Fund, Name changed to Allspring International Equity Fund, Change effective December 6, 2021

27	Formerly Wells Fargo Core Bond Fund, Name changed to Allspring Core Bond Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	85,955	42,462	163,697	110,536	43,703	61,433

Cost	$2,845,964	$474,887	$3,861,555	$1,944,530	$605,054	$758,619

Market Value	$5,013,762	$473,874	$5,686,840	$2,197,458	$585,177	$735,967

Due from Sponsor Company	381	489	7,277	2,069	808	-
Receivable from fund shares sold	-	-	-	-	-	73
Other assets	-	-	27	4	-	-

Total assets	5,014,143	474,363	5,694,144	2,199,531	585,985	736,040

Liabilities:
Due to Sponsor Company	-	-	-	-	-	88
Payable for fund shares purchased	392	509	7,305	2,069	843	-
Other liabilities	64	6	-	-	20	18

Total liabilities	456	515	7,305	2,069	863	106

Net assets:
For contract liabilities	$5,013,687	$473,848	$5,686,839	$2,197,462	$585,122	$735,934

Deferred contracts in the accumulation period:
Units owned by participants #	89,097	39,578	135,710	138,458	43,019	49,636
Minimum unit fair value #*	50.554253	11.281025	37.608630	15.870971	12.782371	14.237525
Maximum unit fair value #*	57.258609	12.339756	42.596728	15.870971	14.061629	15.259985
Contract liability	$5,013,687	$473,848	$5,686,839	$2,197,462	$585,122	$735,934

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
21	Formerly MassMutual Select Equity Opportunities Fund, Name changed to MassMutual Equity Opportunities Fund, Change effective June 9, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	200,689	155,020	133,292	223,525	113,322	99,310

Cost	$2,468,963	$1,880,247	$1,695,989	$2,650,300	$1,443,272	$921,908

Market Value	$2,416,293	$1,940,853	$1,715,466	$2,863,351	$1,457,316	$942,452

Due from Sponsor Company	1,578	-	617	174	258	323
Receivable from fund shares sold	-	-	-	-	-	-
Other assets	-	11	-	-	-	-

Total assets	2,417,871	1,940,864	1,716,083	2,863,525	1,457,574	942,775

Liabilities:
Due to Sponsor Company	-	2	-	-	-	-
Payable for fund shares purchased	1,602	29	660	180	279	339
Other liabilities	26	-	35	3	24	33

Total liabilities	1,628	31	695	183	303	372

Net assets:
For contract liabilities	$2,416,243	$1,940,833	$1,715,388	$2,863,342	$1,457,271	$942,403

Deferred contracts in the accumulation period:
Units owned by participants #	149,640	116,377	97,925	159,686	79,220	50,868
Minimum unit fair value #*	15.351643	16.056190	16.714217	17.156339	17.616369	17.828897
Maximum unit fair value #*	16.903945	17.209266	18.404310	18.388470	19.397722	19.109370
Contract liability	$2,416,243	$1,940,833	$1,715,388	$2,863,342	$1,457,271	$942,403

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Oak Ridge Small Cap Growth Fund	Invesco Intermediate Bond Factor Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	42,799	48,012	67,932	614	13,002	815

Cost	$481,367	$549,505	$1,439,631	$9,695	$217,352	$8,921

Market Value	$486,192	$540,610	$1,489,073	$12,094	$183,596	$8,849

Due from Sponsor Company	183	95	-	-	-	-
Receivable from fund shares sold	-	-	73	1	-	12
Other assets	-	-	-	-	-	2

Total assets	486,375	540,705	1,489,146	12,095	183,596	8,863

Liabilities:
Due to Sponsor Company	-	-	102	13	31	15
Payable for fund shares purchased	214	120	-	-	-	-
Other liabilities	23	48	3	17	15	-

Total liabilities	237	168	105	30	46	15

Net assets:
For contract liabilities	$486,138	$540,537	$1,489,041	$12,065	$183,550	$8,848

Deferred contracts in the accumulation period:
Units owned by participants #	33,756	28,934	55,453	517	9,574	766
Minimum unit fair value #*	13.254285	17.884259	21.920000	21.570859	18.881227	11.550592
Maximum unit fair value #*	14.594542	19.168692	28.356465	23.680247	19.715494	11.550592
Contract liability	$486,138	$540,537	$1,489,041	$12,065	$183,550	$8,848

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund
	Sub-Account (16)	Sub-Account (17)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account (11)
Assets:
Investments:
Number of shares	882	54,144	321,181	422	25	39,770

Cost	$11,776	$860,227	$3,420,761	$8,322	$425	$929,541

Market Value	$10,721	$961,217	$3,308,167	$12,568	$665	$909,936

Due from Sponsor Company	-	1,464	-	-	-	364
Receivable from fund shares sold	-	-	11	-	-	-
Other assets	6	-	-	-	-	17

Total assets	10,727	962,681	3,308,178	12,568	665	910,317

Liabilities:
Due to Sponsor Company	4	-	11	1	6	-
Payable for fund shares purchased	-	1,490	-	-	-	387
Other liabilities	-	21	6	13	2	-

Total liabilities	4	1,511	17	14	8	387

Net assets:
For contract liabilities	$10,723	$961,170	$3,308,161	$12,554	$657	$909,930

Deferred contracts in the accumulation period:
Units owned by participants #	690	48,076	114,557	649	33	35,868
Minimum unit fair value #*	12.160000	17.280000	10.300000	19.344886	19.980847	23.712925
Maximum unit fair value #*	15.553525	22.333037	28.877865	19.344886	19.980847	25.493314
Contract liability	$10,723	$961,170	$3,308,161	$12,554	$657	$909,930

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
11	Formerly Ivy Small Cap Growth Fund, Name changed to Delaware IVY Small Cap Growth, Change effective January 7, 2021

16	Formerly MassMutual Premier Strategic Emerging Markets Fund, Name changed to MassMutual Strategic Emerging Markets Fund, Change effective April 30, 2021

17	Formerly MassMutual Premier Small Cap Opportunities Fund, Name changed to MassMutual Small Cap Opportunities Fund, Change effective April 30, 2021

19	Formerly MassMutual Select Small Cap Growth Equity Fund, Name changed to MassMutual Small Cap Growth Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	41,933	54,225	5,469	4,575	605,633	328,433

Cost	$1,869,437	$1,297,272	$77,953	$115,890	$605,633	$328,433

Market Value	$2,148,230	$1,639,217	$89,140	$186,937	$605,633	$328,433

Due from Sponsor Company	-	548	-	-	-	-
Receivable from fund shares sold	14	-	86	18	160	4
Other assets	1	-	-	-	1	-

Total assets	2,148,245	1,639,765	89,226	186,955	605,794	328,437

Liabilities:
Due to Sponsor Company	14	-	101	42	187	44
Payable for fund shares purchased	-	561	-	-	-	-
Other liabilities	-	17	11	33	-	18

Total liabilities	14	578	112	75	187	62

Net assets:
For contract liabilities	$2,148,231	$1,639,187	$89,114	$186,880	$605,607	$328,375

Deferred contracts in the accumulation period:
Units owned by participants #	107,768	79,734	4,423	6,388	61,990	33,086
Minimum unit fair value #*	19.933856	20.413161	19.469833	28.582663	9.603663	9.613739
Maximum unit fair value #*	19.933856	20.685263	20.334051	29.941549	10.117629	10.335676
Contract liability	$2,148,231	$1,639,187	$89,114	$186,880	$605,607	$328,375

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Invesco Balanced-Risk Commodity Strategy Fund	Putnam Growth Opportunities Fund	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (34)
Assets:
Investments:
Number of shares	2,334	89	20,278	4,211	62,239	11

Cost	$15,709	$3,196	$483,650	$44,935	$1,163,306	$262

Market Value	$16,107	$5,214	$627,603	$47,251	$1,181,294	$249

Due from Sponsor Company	-	-	150	-	-	-
Receivable from fund shares sold	1	4	-	3	79	1
Other assets	-	-	-	-	-	6

Total assets	16,108	5,218	627,753	47,254	1,181,373	256

Liabilities:
Due to Sponsor Company	5	6	-	15	102	1
Payable for fund shares purchased	-	-	160	-	-	-
Other liabilities	6	1	24	8	11	-

Total liabilities	11	7	184	23	113	1

Net assets:
For contract liabilities	$16,097	$5,211	$627,569	$47,231	$1,181,260	$255

Deferred contracts in the accumulation period:
Units owned by participants #	1,268	168	30,874	2,750	44,322	15
Minimum unit fair value #*	12.468078	31.011380	19.691456	16.812463	26.247892	17.049466
Maximum unit fair value #*	12.834483	31.011380	20.745123	17.227152	27.500142	17.049466
Contract liability	$16,097	$5,211	$627,569	$47,231	$1,181,260	$255

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
34	JPMorgan SmartRetirement 2060 Fund. Funded as of August 24, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Victory RS Value Fund	Pioneer Global Equity Fund	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (35)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	69,735	87,418	63,485	25	172	921

Cost	$1,908,873	$1,412,481	$923,112	$479	$3,172	$15,042

Market Value	$1,836,114	$1,571,772	$855,143	$442	$3,179	$17,813

Due from Sponsor Company	68	-	-	-	-	-
Receivable from fund shares sold	-	127	36	3	3	3
Other assets	2	31	-	-	-	-

Total assets	1,836,184	1,571,930	855,179	445	3,182	17,816

Liabilities:
Due to Sponsor Company	-	143	59	3	7	7
Payable for fund shares purchased	68	-	-	-	-	-
Other liabilities	-	-	12	1	7	5

Total liabilities	68	143	71	4	14	12

Net assets:
For contract liabilities	$1,836,116	$1,571,787	$855,108	$441	$3,168	$17,804

Deferred contracts in the accumulation period:
Units owned by participants #	102,971	103,724	50,785	32	224	1,230
Minimum unit fair value #*	17.831403	14.821852	16.463419	13.771399	14.145130	14.067502
Maximum unit fair value #*	17.831403	15.393141	17.041675	13.771399	14.145130	14.474137
Contract liability	$1,836,116	$1,571,787	$855,108	$441	$3,168	$17,804

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
35	MassMutual Select T.Rowe Price Retire 2025 Fund. Funded as of December 13, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	256	160	241	494,731	43,244	57,896

Cost	$5,224	$3,113	$4,978	$12,408,293	$443,166	$585,689

Market Value	$5,107	$3,273	$4,880	$15,899,971	$534,928	$622,381

Due from Sponsor Company	-	-	-	10,679	185	331
Receivable from fund shares sold	3	3	3	-	-	-
Other assets	-	-	-	-	-	2

Total assets	5,110	3,276	4,883	15,910,650	535,113	622,714

Liabilities:
Due to Sponsor Company	13	16	15	-	-	-
Payable for fund shares purchased	-	-	-	10,701	196	365
Other liabilities	7	11	6	44	8	-

Total liabilities	20	27	21	10,745	204	365

Net assets:
For contract liabilities	$5,090	$3,249	$4,862	$15,899,905	$534,909	$622,349

Deferred contracts in the accumulation period:
Units owned by participants #	346	217	334	868,296	44,855	52,229
Minimum unit fair value #*	14.465699	14.556749	14.554281	17.676057	11.760441	11.615135
Maximum unit fair value #*	14.771201	14.977546	14.554281	18.705131	12.053579	11.963286
Contract liability	$5,090	$3,249	$4,862	$15,859,909	$534,909	$622,349

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	2,196	-	-
Minimum unit fair value #*	$-	$-	$-	$18.216746	$-	$-
Maximum unit fair value #*	$-	$-	$-	$18.216746	$-	$-
Contract liability	-	-	-	39,996	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus AllianzGI Water Fund	MassMutual Global Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (18)
Assets:
Investments:
Number of shares	33,400	2,504	382	14,454	70,041	3,576

Cost	$543,783	$31,275	$8,005	$2,467,788	$1,334,150	$62,891

Market Value	$628,921	$41,516	$9,791	$2,772,162	$1,559,113	$61,975

Due from Sponsor Company	-	-	-	3,606	2,470	-
Receivable from fund shares sold	102	-	3	-	-	-
Other assets	-	-	-	10	-	-

Total assets	629,023	41,516	9,794	2,775,778	1,561,583	61,975

Liabilities:
Due to Sponsor Company	109	13	19	-	-	-
Payable for fund shares purchased	-	4	-	3,606	2,470	-
Other liabilities	3	11	14	-	7	9

Total liabilities	112	28	33	3,606	2,477	9

Net assets:
For contract liabilities	$628,911	$41,488	$9,761	$2,772,172	$1,559,106	$61,966

Deferred contracts in the accumulation period:
Units owned by participants #	45,129	2,773	627	144,690	91,768	3,480
Minimum unit fair value #*	13.174252	14.947716	15.507352	19.159388	16.989653	17.806345
Maximum unit fair value #*	18.830000	15.197236	15.672495	19.159388	16.989653	17.806345
Contract liability	$628,911	$41,488	$9,761	$2,772,172	$1,559,106	$61,966

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
5	Formerly AllianzGI Global Water Fund, Name changed to Virtus AllianzGI Water Fund, Change effective February 1, 2021
18	Formerly MassMutual Premier Global Fund, Name changed to MassMutual Global Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	Columbia Acorn International Select Fund	AMG GW&K Small/ Mid Cap	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund
	Sub-Account	Sub-Account (30) (33)	Sub-Account (31) (37)	Sub-Account (36) (41)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	146	2,849	12,989	3,701	20,824	79,198

Cost	$4,277	$49,957	$296,770	$73,747	$279,585	$1,443,525

Market Value	$5,161	$54,350	$292,128	$73,754	$276,547	$1,598,218

Due from Sponsor Company	-	-	-	40	-	175
Receivable from fund shares sold	-	13	46	-	23	-
Other assets	-	6	-	-	28	10

Total assets	5,161	54,369	292,174	73,794	276,598	1,598,403

Liabilities:
Due to Sponsor Company	14	18	61	-	46	-
Payable for fund shares purchased	-	-	-	48	-	180
Other liabilities	9	-	12	9	-	-

Total liabilities	23	18	73	57	46	180

Net assets:
For contract liabilities	$5,138	$54,351	$292,101	$73,737	$276,552	$1,598,223

Deferred contracts in the accumulation period:
Units owned by participants #	374	4,688	27,345	7,165	13,711	60,066
Minimum unit fair value #*	13.729781	11.552767	10.655060	10.254471	19.772967	25.628049
Maximum unit fair value #*	13.856992	11.626098	10.718533	19.930000	21.178361	27.136937
Contract liability	$5,138	$54,351	$292,101	$73,737	$276,552	$1,598,223

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value
30	AMG GW&K MID CAP Fund merged with AMG GW&K Small/Mid Cap, effective March 5, 2021
31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021

33	AMG GW&K Small/Mid Cap. Funded as of March 5, 2021

36	Highland Socially Responsible Equity Fund merged with NexPoint Merger Arbitrage Fund, effective March 5, 2021

37	PGIM Jennison Focused Growth Fund. Funded as of December 12, 2021

41	NexPoint Merger Arbitrage Fund. Funded as of March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Assets and Liabilities

For the Year Ended December 31, 2021

	MM S&P Mid Cap Index Fund	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	133,294	24,827	1,488	2	57,878	46,725

Cost	$1,861,824	$275,973	$14,996	$21	$711,186	$482,042

Market Value	$2,174,032	$275,085	$14,460	$23	$719,424	$476,128

Due from Sponsor Company	64	-	-	-	-	-
Receivable from fund shares sold	-	14	8	-	89	20
Other assets	-	-	-	-	7	-

Total assets	2,174,096	275,099	14,468	23	719,520	476,148

Liabilities:
Due to Sponsor Company	-	35	26	-	93	29
Payable for fund shares purchased	89	-	-	-	-	-
Other liabilities	21	4	2	6	-	2

Total liabilities	110	39	28	6	93	31

Net assets:
For contract liabilities	$2,173,986	$275,060	$14,440	$17	$719,427	$476,117

Deferred contracts in the accumulation period:
Units owned by participants #	102,039	21,318	1,202	1	53,577	41,234
Minimum unit fair value #*	20.551872	13.808156	11.797081	15.639705	13.193673	11.541996
Maximum unit fair value #*	22.608213	14.214356	12.592379	15.639705	15.060047	12.578776
Contract liability	$2,173,986	$275,060	$14,440	$17	$719,427	$476,117

Deferred contracts in the annuity period:
Units owned by participants #	-	-	-	-	-	-
Minimum unit fair value #*	$-	$-	$-	$-	$-	$-
Maximum unit fair value #*	$-	$-	$-	$-	$-	$-
Contract liability	-	-	-	-	-	-

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund	American Century Small Company Fund	American Century Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (32)	Sub-Account
Investment income:
Dividends	$494,007	$-	$-	$4,480	$-	$12,000

Expenses:
Mortality and expense risk charges	(34,458)	(10,651)	(4,348)	(4,360)	(1)	(6,387)

Total Expenses	(34,458)	(10,651)	(4,348)	(4,360)	(1)	(6,387)

Net Investment income (loss)	459,549	(10,651)	(4,348)	120	(1)	5,613

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,106,992	119,084	28,131	3,868	-	209,092
Net realized gain distributions	1,300,242	180,592	51,217	28,636	74	293,770
Net unrealized appreciation (depreciation) of Investments during the year	1,358,494	129,717	65,256	53,843	(59)	779,737

Net gain (loss) on investments	3,765,728	429,393	144,604	86,347	15	1,282,599

Net increase (decrease) in net assets resulting from operations	$4,225,277	$418,742	$140,256	$86,467	$14	$1,288,212

32	American Century Small Company Fund. Funded as of February 18, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	American Century Focused Large Cap Value fund	American Century Inflation-Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account
Investment income:
Dividends	$722	$6,231	$332	$2,379	$-	$10,579

Expenses:
Mortality and expense risk charges	(380)	(1,234)	(1,212)	(1,609)	(11,730)	(4,206)

Total Expenses	(380)	(1,234)	(1,212)	(1,609)	(11,730)	(4,206)

Net Investment income (loss)	342	4,997	(880)	770	(11,730)	6,373

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	864	2,773	412	12,807	72,928	47,574
Net realized gain distributions	8,368	-	27,831	35,851	109,405	-
Net unrealized appreciation (depreciation) of Investments during the year	(1,794)	294	(1,892)	(687)	164,713	53,651

Net gain (loss) on investments	7,438	3,067	26,351	47,971	347,046	101,225

Net increase (decrease) in net assets resulting from operations	$7,780	$8,064	$25,471	$48,741	$335,316	$107,598

1	Formerly American Century VP Income & Growth Fund, Name changed to American Century VP Disciplined Core Value Fund, Change effective March 12, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco European Growth Fund	Invesco International Growth Fund	Invesco Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$7,565	$231	$659	$7,770	$5,022	$-

Expenses:
Mortality and expense risk charges	(3,236)	(954)	(213)	(1,558)	(3,470)	(36,992)

Total Expenses	(3,236)	(954)	(213)	(1,558)	(3,470)	(36,992)

Net Investment income (loss)	4,329	(723)	446	6,212	1,552	(36,992)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,803	2,303	911	11,623	3,671	262,883
Net realized gain distributions	96,672	7,296	119	21,127	58,876	1,453,228
Net unrealized appreciation (depreciation) of Investments during the year	19,279	14,844	3,441	4,551	(48,341)	(1,339,131)

Net gain (loss) on investments	134,754	24,443	4,471	37,301	14,206	376,980

Net increase (decrease) in net assets resulting from operations	$139,083	$23,720	$4,917	$43,513	$15,758	$339,988

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$46,092	$-	$25,396	$2,141	$131	$3,613

Expenses:
Mortality and expense risk charges	(23,813)	(2,895)	(4,350)	(2,098)	(1,007)	(1,495)

Total Expenses	(23,813)	(2,895)	(4,350)	(2,098)	(1,007)	(1,495)

Net Investment income (loss)	22,279	(2,895)	21,046	43	(876)	2,118

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	22,455	13,997	677,296	887	399	240
Net realized gain distributions	231,352	63,798	123,552	1,662	6,255	1,647
Net unrealized appreciation (depreciation) of Investments during the year	1,238,123	(7,563)	(1,069,765)	(6,384)	11,648	(6,726)

Net gain (loss) on investments	1,491,930	70,232	(268,917)	(3,835)	18,302	(4,839)

Net increase (decrease) in net assets resulting from operations	$1,514,209	$67,337	$(247,871)	$(3,792)	$17,426	$(2,721)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$16,790	$445	$-	$18,708	$-	$-

Expenses:
Mortality and expense risk charges	(1,803)	(567)	(4,210)	(5,916)	(390)	(2,956)

Total Expenses	(1,803)	(567)	(4,210)	(5,916)	(390)	(2,956)

Net Investment income (loss)	14,987	(122)	(4,210)	12,792	(390)	(2,956)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,807	6,857	35,811	6,658	10,763	10,990
Net realized gain distributions	-	6,142	28,359	-	4,408	51,950
Net unrealized appreciation (depreciation) of Investments during the year	(2,799)	6,903	(22,525)	47,496	(3,504)	(25,276)

Net gain (loss) on investments	5,008	19,902	41,645	54,154	11,667	37,664

Net increase (decrease) in net assets resulting from operations	$19,995	$19,780	$37,435	$66,946	$11,277	$34,708

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$4,891	$152	$34,424	$-	$210,994	$446,416

Expenses:
Mortality and expense risk charges	(5,367)	(190)	(4,328)	(37,634)	(85,833)	(122,716)

Total Expenses	(5,367)	(190)	(4,328)	(37,634)	(85,833)	(122,716)

Net Investment income (loss)	(476)	(38)	30,096	(37,634)	125,161	323,700

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	80,582	716	(2,789)	175,862	735,227	386,245
Net realized gain distributions	49,559	1,367	-	293,139	632,668	-
Net unrealized appreciation (depreciation) of Investments during the year	79,707	1,250	(2,978)	468,987	1,428,331	1,285,007

Net gain (loss) on investments	209,848	3,333	(5,767)	937,988	2,796,226	1,671,252

Net increase (decrease) in net assets resulting from operations	$209,372	$3,295	$24,329	$900,354	$2,921,387	$1,994,952

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$228,838	$173,624	$-	$43,298	$-	$294,479

Expenses:
Mortality and expense risk charges	(116,134)	(136,428)	(93,722)	(31,004)	(386,241)	(81,159)

Total Expenses	(116,134)	(136,428)	(93,722)	(31,004)	(386,241)	(81,159)

Net Investment income (loss)	112,704	37,196	(93,722)	12,294	(386,241)	213,320

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,367,252	996,855	968,569	48,357	3,960,613	396,523
Net realized gain distributions	1,733,055	1,867,222	915,609	20,772	4,534,061	423,799
Net unrealized appreciation (depreciation) of Investments during the year	(2,720,668)	879,983	328,994	(165,949)	1,555,466	710,364

Net gain (loss) on investments	379,639	3,744,060	2,213,172	(96,820)	10,050,140	1,530,686

Net increase (decrease) in net assets resulting from operations	$492,343	$3,781,256	$2,119,450	$(84,526)	$9,663,899	$1,744,006

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$102,070	$-	$66,996	$67,797	$381,471	$-

Expenses:
Mortality and expense risk charges	(85,075)	(23,313)	(45,436)	(30,611)	(156,266)	(8,979)

Total Expenses	(85,075)	(23,313)	(45,436)	(30,611)	(156,266)	(8,979)

Net Investment income (loss)	16,995	(23,313)	21,560	37,186	225,205	(8,979)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	518,236	290,027	191,135	159,874	1,334,740	151,925
Net realized gain distributions	653,562	268,652	282,045	155,383	1,429,077	86,385
Net unrealized appreciation (depreciation) of Investments during the year	1,202,117	(128,029)	870,453	646,398	658,436	(124,700)

Net gain (loss) on investments	2,373,915	430,650	1,343,633	961,655	3,422,253	113,610

Net increase (decrease) in net assets resulting from operations	$2,390,910	$407,337	$1,365,193	$998,841	$3,647,458	$104,631

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund	Ave Maria Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$579	$414	$67	$6,549	$13,436	$56

Expenses:
Mortality and expense risk charges	(2,301)	(586)	(941)	(2,611)	(7,927)	(233)

Total Expenses	(2,301)	(586)	(941)	(2,611)	(7,927)	(233)

Net Investment income (loss)	(1,722)	(172)	(874)	3,938	5,509	(177)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	62,676	236	1,078	32,916	97,702	40
Net realized gain distributions	29,834	11,285	8,231	500,396	137,645	1,663
Net unrealized appreciation (depreciation) of Investments during the year	(77,130)	7,061	15,770	362,127	88,799	2,785

Net gain (loss) on investments	15,380	18,582	25,079	895,439	324,146	4,488

Net increase (decrease) in net assets resulting from operations	$13,658	$18,410	$24,205	$899,377	$329,655	$4,311

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$1,354,979	$2,052,618	$649,032	$508,475	$29,508

Expenses:
Mortality and expense risk charges	(2,003)	(141,143)	(157,806)	(81,419)	(38,778)	(8,457)

Total Expenses	(2,003)	(141,143)	(157,806)	(81,419)	(38,778)	(8,457)

Net Investment income (loss)	(2,003)	1,213,836	1,894,812	567,613	469,697	21,051

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,409	392,579	501,853	169,489	220,052	1,154
Net realized gain distributions	20,464	3,196,289	4,028,199	1,939,035	670,740	54,632
Net unrealized appreciation (depreciation) of Investments during the year	(4,447)	(1,772,634)	(1,956,709)	(1,535,991)	(193,500)	(29,377)

Net gain (loss) on investments	32,426	1,816,234	2,573,343	572,533	697,292	26,409

Net increase (decrease) in net assets resulting from operations	$30,423	$3,030,070	$4,468,155	$1,140,146	$1,166,989	$47,460

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock U.S. Government Bond Portfolio	BlackRock Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$37,119	$34,464	$61,349	$-	$2,366	$32,168

Expenses:
Mortality and expense risk charges	(8,844)	(5,906)	(9,893)	(1,848)	(1,150)	(24,460)

Total Expenses	(8,844)	(5,906)	(9,893)	(1,848)	(1,150)	(24,460)

Net Investment income (loss)	28,275	28,558	51,456	(1,848)	1,216	7,708

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	20,122	7,049	3,590	26,227	462	25,970
Net realized gain distributions	50,691	33,500	55,716	46,987	-	285,233
Net unrealized appreciation (depreciation) of Investments during the year	(11,450)	10,439	23,424	(10,979)	(5,761)	160,405

Net gain (loss) on investments	59,363	50,988	82,730	62,235	(5,299)	471,608

Net increase (decrease) in net assets resulting from operations	$87,638	$79,546	$134,186	$60,387	$(4,083)	$479,316

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$5,298	$-	$40,917	$17,729

Expenses:
Mortality and expense risk charges	(4,651)	(1,138)	(2,981)	(60,171)	(14,601)	(6,168)

Total Expenses	(4,651)	(1,138)	(2,981)	(60,171)	(14,601)	(6,168)

Net Investment income (loss)	(4,651)	(1,138)	2,317	(60,171)	26,316	11,561

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,308	8,920	136,461	709,926	12,538	9,530
Net realized gain distributions	57,494	14,068	13,673	434,796	26,804	-
Net unrealized appreciation (depreciation) of Investments during the year	20,717	69	(94,497)	1,754,074	(76,488)	(14,904)

Net gain (loss) on investments	83,519	23,057	55,637	2,898,796	(37,146)	(5,374)

Net increase (decrease) in net assets resulting from operations	$78,868	$21,919	$57,954	$2,838,625	$(10,830)	$6,187

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund	Calamos International Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$981	$224	$4,599	$17,154	$3,339	$-

Expenses:
Mortality and expense risk charges	(5,198)	(1,658)	(12,118)	(13,083)	(1,884)	(25)

Total Expenses	(5,198)	(1,658)	(12,118)	(13,083)	(1,884)	(25)

Net Investment income (loss)	(4,217)	(1,434)	(7,519)	4,071	1,455	(25)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	26,656	7,716	36,822	(11,979)	28,658	11
Net realized gain distributions	55,984	18,894	115,081	442,287	60,310	289
Net unrealized appreciation (depreciation) of Investments during the year	18,369	10,349	206,351	(307,804)	5,439	(174)

Net gain (loss) on investments	101,009	36,959	358,254	122,504	94,407	126

Net increase (decrease) in net assets resulting from operations	$96,792	$35,525	$350,735	$126,575	$95,862	$101

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,442	$8,476	$159	$3,156	$77	$256,119

Expenses:
Mortality and expense risk charges	(2,505)	(40,679)	(1,010)	(971)	(15)	(37,988)

Total Expenses	(2,505)	(40,679)	(1,010)	(971)	(15)	(37,988)

Net Investment income (loss)	937	(32,203)	(851)	2,185	62	218,131

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,165	94,842	6,053	30	-	28,871
Net realized gain distributions	15,809	1,095,086	10,288	1,210	120	139,985
Net unrealized appreciation (depreciation) of Investments during the year	51,162	(452,504)	8,897	(3,764)	(213)	(701,474)

Net gain (loss) on investments	78,136	737,424	25,238	(2,524)	(93)	(532,618)

Net increase (decrease) in net assets resulting from operations	$79,073	$705,221	$24,387	$(339)	$(31)	$(314,487)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Variable Investment Fund Growth and Income Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio
	Sub-Account (43)	Sub-Account (44)	Sub-Account (45)	Sub-Account (46)	Sub-Account (47)	Sub-Account (48)
Investment income:
Dividends	$104	$11,703	$167,723	$119,190	$1	$57

Expenses:
Mortality and expense risk charges	(167)	-	(40,426)	(30,636)	(1)	(54)

Total Expenses	(167)	-	(40,426)	(30,636)	(1)	(54)

Net Investment income (loss)	(63)	11,703	127,297	88,554	-	3

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	32	11,273	466,366	583,723	33	16
Net realized gain distributions	2,134	-	2,583,136	1,329,595	16	168
Net unrealized appreciation (depreciation) of Investments during the year	3,415	16,313	1,000,694	1,272,218	(11)	1,587

Net gain (loss) on investments	5,581	27,586	4,050,196	3,185,536	38	1,771

Net increase (decrease) in net assets resulting from operations	$5,518	$39,289	$4,177,493	$3,274,090	$38	$1,774

43	Formerly Dreyfus VIF Appreciation Portfolio. Change effective May 31, 2019
44	Formerly Dreyfus International Stock Index Fund. Change effective May 31, 2019

45	Formerly Dreyfus MidCap Index Fund. Change effective May 31, 2019

46	Formerly Dreyfus SmallCap Stock Index Fund. Change effective May 31, 2019

47	Formerly Dreyfus VIF Growth and Income Portfolio. Change effective May 31, 2019

48	Formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund
	Sub-Account (49)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$353,764	$17,645	$28,659	$1,732	$204,050	$2,660

Expenses:
Mortality and expense risk charges	(114,727)	(15,218)	(8,868)	(5,547)	(17,629)	(2,824)

Total Expenses	(114,727)	(15,218)	(8,868)	(5,547)	(17,629)	(2,824)

Net Investment income (loss)	239,037	2,427	19,791	(3,815)	186,421	(164)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	780,518	85,279	31,192	83,698	11,102	1,786
Net realized gain distributions	4,334,993	106,854	77,552	58,785	-	17,482
Net unrealized appreciation (depreciation) of Investments during the year	3,597,845	164,773	208,176	29,731	4,949	9,556

Net gain (loss) on investments	8,713,356	356,906	316,920	172,214	16,051	28,824

Net increase (decrease) in net assets resulting from operations	$8,952,393	$359,333	$336,711	$168,399	$202,472	$28,660

49	Formerly Dreyfus S&P 500 Index Fund. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund
	Sub-Account	Sub-Account (25)	Sub-Account (28)	Sub-Account (29)	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$1,276	$4,785	$244	$-	$-

Expenses:
Mortality and expense risk charges	(2,758)	(1,405)	(21,092)	(143)	(48,753)	(17,577)

Total Expenses	(2,758)	(1,405)	(21,092)	(143)	(48,753)	(17,577)

Net Investment income (loss)	(2,758)	(129)	(16,307)	101	(48,753)	(17,577)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	23,300	21,351	202,133	164	672,127	82,264
Net realized gain distributions	110,646	13,017	-	1,807	1,084,702	1,201,380
Net unrealized appreciation (depreciation) of Investments during the year	54,344	(14,810)	(451,039)	(118)	(700,961)	(1,170,819)

Net gain (loss) on investments	188,290	19,558	(248,906)	1,853	1,055,868	112,825

Net increase (decrease) in net assets resulting from operations	$185,532	$19,429	$(265,213)	$1,954	$1,007,115	$95,248

25	Formerly Wells Fargo Asset Allocation Fund, Name changed to Allspring Asset Allocation Fund, Change effective December 6, 2021

28	Formerly Wells Fargo Emerging Markets Equity Fund, Name changed to Allspring Emerging Markets Equity Fund, Change effective December 6, 2021

29	Formerly Wells Fargo Utility & Telecommunications Fund, Name changed to Allspring Utility & Telecommunications Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$-	$-	$1,514	$857

Expenses:
Mortality and expense risk charges	(4,440)	(1,505)	(239)	(4,327)	(952)	(16,723)

Total Expenses	(4,440)	(1,505)	(239)	(4,327)	(952)	(16,723)

Net Investment income (loss)	(4,440)	(1,505)	(239)	(4,327)	562	(15,866)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	71,665	1,352	174	38,207	4,000	78,440
Net realized gain distributions	108,261	38,510	3,801	94,754	20,173	237,732
Net unrealized appreciation (depreciation) of Investments during the year	(205,872)	(35,514)	248	18,554	48,647	201,292

Net gain (loss) on investments	(25,946)	4,348	4,223	151,515	72,820	517,464

Net increase (decrease) in net assets resulting from operations	$(30,386)	$2,843	$3,984	$147,188	$73,382	$501,598

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Short-Term Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1,175	$2,539	$-	$207	$-	$874

Expenses:
Mortality and expense risk charges	(1,480)	(998)	(2,124)	(56)	(46,233)	(326)

Total Expenses	(1,480)	(998)	(2,124)	(56)	(46,233)	(326)

Net Investment income (loss)	(305)	1,541	(2,124)	151	(46,233)	548

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,856	(201)	507	6	203,535	209
Net realized gain distributions	19,204	-	70,191	-	535,533	78
Net unrealized appreciation (depreciation) of Investments during the year	1,542	(5,805)	(9,967)	(6)	(584,577)	(1,474)

Net gain (loss) on investments	22,602	(6,006)	60,731	-	154,491	(1,187)

Net increase (decrease) in net assets resulting from operations	$22,297	$(4,465)	$58,607	$151	$108,258	$(639)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,008	$189	$36	$-	$283	$6,406

Expenses:
Mortality and expense risk charges	(1,113)	(333)	(33)	(8,259)	(364)	(2,204)

Total Expenses	(1,113)	(333)	(33)	(8,259)	(364)	(2,204)

Net Investment income (loss)	1,895	(144)	3	(8,259)	(81)	4,202

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	597	3,714	201	269,130	130	1,365
Net realized gain distributions	1,216	5,125	847	104,667	3,909	38,509
Net unrealized appreciation (depreciation) of Investments during the year	(5,355)	6,794	(784)	(209,540)	4,950	(6,822)

Net gain (loss) on investments	(3,542)	15,633	264	164,257	8,989	33,052

Net increase (decrease) in net assets resulting from operations	$(1,647)	$15,489	$267	$155,998	$8,908	$37,254

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$18,651	$6,155	$984	$6,811	$1,003	$4,188

Expenses:
Mortality and expense risk charges	(14,370)	(2,406)	(397)	(2,743)	(356)	(1,861)

Total Expenses	(14,370)	(2,406)	(397)	(2,743)	(356)	(1,861)

Net Investment income (loss)	4,281	3,749	587	4,068	647	2,327

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	94,170	49,722	58	2,161	35	18,038
Net realized gain distributions	149,332	13,576	5,934	32,589	3,946	18,374
Net unrealized appreciation (depreciation) of Investments during the year	81,596	9,148	3,000	46,779	1,779	12,259

Net gain (loss) on investments	325,098	72,446	8,992	81,529	5,760	48,671

Net increase (decrease) in net assets resulting from operations	$329,379	$76,195	$9,579	$85,597	$6,407	$50,998

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1	$17,143	$40,573	$95,510	$184,691	$10,456

Expenses:
Mortality and expense risk charges	(178)	(7,802)	(7,380)	(17,947)	(17,556)	(4,799)

Total Expenses	(178)	(7,802)	(7,380)	(17,947)	(17,556)	(4,799)

Net Investment income (loss)	(177)	9,341	33,193	77,563	167,135	5,657

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,137	79,707	2,002	(10,073)	(173,445)	(972)
Net realized gain distributions	18	36,073	-	-	-	-
Net unrealized appreciation (depreciation) of Investments during the year	(2,915)	(177,759)	(1,763)	(30,945)	(200,217)	(19,019)

Net gain (loss) on investments	3,240	(61,979)	239	(41,018)	(373,662)	(19,991)

Net increase (decrease) in net assets resulting from operations	$3,063	$(52,638)	$33,432	$36,545	$(206,527)	$(14,334)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$19,479	$206,481	$24,528	$314,512	$-	$6,806

Expenses:
Mortality and expense risk charges	(25,778)	(66,077)	(10,514)	(57,039)	(26,783)	(3,322)

Total Expenses	(25,778)	(66,077)	(10,514)	(57,039)	(26,783)	(3,322)

Net Investment income (loss)	(6,299)	140,404	14,014	257,473	(26,783)	3,484

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	107,338	174,868	28,362	114,917	343,749	1,605
Net realized gain distributions	312,058	547,031	-	138,706	300,736	-
Net unrealized appreciation (depreciation) of Investments during the year	337,352	765,689	29,982	529,012	(4,490)	(12,175)

Net gain (loss) on investments	756,748	1,487,588	58,344	782,635	639,995	(10,570)

Net increase (decrease) in net assets resulting from operations	$750,449	$1,627,992	$72,358	$1,040,108	$613,212	$(7,086)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Franklin Mutual U.S. Value Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund
	Sub-Account (50)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$23,056	$16,484	$109,506	$-	$56,145	$171,778

Expenses:
Mortality and expense risk charges	(7,738)	(5,503)	(26,778)	(12,487)	(20,118)	(59,611)

Total Expenses	(7,738)	(5,503)	(26,778)	(12,487)	(20,118)	(59,611)

Net Investment income (loss)	15,318	10,981	82,728	(12,487)	36,027	112,167

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(20,409)	48,903	64,766	243,435	55,164	227,442
Net realized gain distributions	232,532	43,538	268,447	603,032	147,349	850,469
Net unrealized appreciation (depreciation) of Investments during the year	237,634	48,926	195,500	(377,373)	(57,922)	(65,966)

Net gain (loss) on investments	449,757	141,367	528,713	469,094	144,591	1,011,945

Net increase (decrease) in net assets resulting from operations	$465,075	$152,348	$611,441	$456,607	$180,618	$1,124,112

50	Formerly Franklin Balance Sheet Investment Fund. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Highland Socially Responsible Equity Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$177,699	$176,734	$-	$1,489	$-	$2,579

Expenses:
Mortality and expense risk charges	(63,806)	(13,873)	(89)	(501)	(114)	(1,756)

Total Expenses	(63,806)	(13,873)	(89)	(501)	(114)	(1,756)

Net Investment income (loss)	113,893	162,861	(89)	988	(114)	823

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	142,194	64,205	(8,571)	130	21	210
Net realized gain distributions	719,545	-	-	1,731	1,442	-
Net unrealized appreciation (depreciation) of Investments during the year	(149,867)	16,617	10,783	1,406	1,113	(6,151)

Net gain (loss) on investments	711,872	80,822	2,212	3,267	2,576	(5,941)

Net increase (decrease) in net assets resulting from operations	$825,765	$243,683	$2,123	$4,255	$2,462	$(5,118)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Growth Opportunities Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$9,581	$1,942	$-	$295	$12,120

Expenses:
Mortality and expense risk charges	-	(6,896)	(1,280)	(10,302)	(257)	(14,684)

Total Expenses	-	(6,896)	(1,280)	(10,302)	(257)	(14,684)

Net Investment income (loss)	-	2,685	662	(10,302)	38	(2,564)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	-	8,235	10,485	(5,726)	62	141,858
Net realized gain distributions	7	15,556	8,293	238,185	1,267	640,760
Net unrealized appreciation (depreciation) of Investments during the year	-	(62,732)	6,001	(89,203)	1,690	345,373

Net gain (loss) on investments	7	(38,941)	24,779	143,256	3,019	1,127,991

Net increase (decrease) in net assets resulting from operations	$7	$(36,256)	$25,441	$132,954	$3,057	$1,125,427

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund	Goldman Sachs Small/Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,274	$-	$29,967	$3,012	$-	$75

Expenses:
Mortality and expense risk charges	(25,153)	(1,076)	(5,019)	(2,859)	(3,199)	(18)

Total Expenses	(25,153)	(1,076)	(5,019)	(2,859)	(3,199)	(18)

Net Investment income (loss)	(21,879)	(1,076)	24,948	153	(3,199)	57

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	219,384	130	(737)	16,157	3,565	1
Net realized gain distributions	1,076,596	20,205	-	41,490	39,090	-
Net unrealized appreciation (depreciation) of Investments during the year	(12,910)	8,527	(5,570)	29,680	(22,401)	86

Net gain (loss) on investments	1,283,070	28,862	(6,307)	87,327	20,254	87

Net increase (decrease) in net assets resulting from operations	$1,261,191	$27,786	$18,641	$87,480	$17,055	$144

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$76,486	$300,452	$95,202	$335,402	$6,171	$51,987

Expenses:
Mortality and expense risk charges	(43,943)	(55,186)	(117,634)	(85,005)	(30,865)	(93,085)

Total Expenses	(43,943)	(55,186)	(117,634)	(85,005)	(30,865)	(93,085)

Net Investment income (loss)	32,543	245,266	(22,432)	250,397	(24,694)	(41,098)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	190,629	25,490	418,438	721,882	54,555	639,796
Net realized gain distributions	400,433	311,474	1,804,332	1,344,505	482,211	583,855
Net unrealized appreciation (depreciation) of Investments during the year	688,456	(765,665)	602,123	5,216,957	(99,308)	1,849,159

Net gain (loss) on investments	1,279,518	(428,701)	2,824,893	7,283,344	437,458	3,072,810

Net increase (decrease) in net assets resulting from operations	$1,312,061	$(183,435)	$2,802,461	$7,533,741	$412,764	$3,031,712

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$10,643	$-	$24,475	$-	$-	$61,741

Expenses:
Mortality and expense risk charges	(8,637)	(32,715)	(26,770)	(20,751)	(6,584)	(31,265)

Total Expenses	(8,637)	(32,715)	(26,770)	(20,751)	(6,584)	(31,265)

Net Investment income (loss)	2,006	(32,715)	(2,295)	(20,751)	(6,584)	30,476

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,211	685,759	(558)	371,448	9,987	270,218
Net realized gain distributions	-	2,245,070	-	702,259	69,470	185,270
Net unrealized appreciation (depreciation) of Investments during the year	49,905	(1,480,924)	(36,490)	(941,518)	(49,274)	652,748

Net gain (loss) on investments	68,116	1,449,905	(37,048)	132,189	30,183	1,108,236

Net increase (decrease) in net assets resulting from operations	$70,122	$1,417,190	$(39,343)	$111,438	$23,599	$1,138,712

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$6,463	$4,448	$8,235	$4,277	$1,920	$-

Expenses:
Mortality and expense risk charges	(2,043)	(596)	(7,868)	(3,466)	(8,664)	(3,820)

Total Expenses	(2,043)	(596)	(7,868)	(3,466)	(8,664)	(3,820)

Net Investment income (loss)	4,420	3,852	367	811	(6,744)	(3,820)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,699	4,120	20,168	22,425	59,843	17,798
Net realized gain distributions	10,085	-	44,061	28,412	78,996	72,755
Net unrealized appreciation (depreciation) of Investments during the year	15,159	(4,615)	160,185	(32,309)	(61,750)	(85,512)

Net gain (loss) on investments	27,943	(495)	224,414	18,528	77,089	5,041

Net increase (decrease) in net assets resulting from operations	$32,363	$3,357	$224,781	$19,339	$70,345	$1,221

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (52)	Sub-Account	Sub-Account
Investment income:
Dividends	$10,676	$-	$-	$49	$47,048	$9,561

Expenses:
Mortality and expense risk charges	(3,257)	(6,756)	(3,506)	(16)	(22,263)	(5,961)

Total Expenses	(3,257)	(6,756)	(3,506)	(16)	(22,263)	(5,961)

Net Investment income (loss)	7,419	(6,756)	(3,506)	33	24,785	3,600

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,067	50,702	3,435	3	42,822	66,414
Net realized gain distributions	9,318	38,590	66,651	160	106,066	15,744
Net unrealized appreciation (depreciation) of Investments during the year	(26,276)	(27,523)	(48,186)	559	21,250	(60,629)

Net gain (loss) on investments	(13,891)	61,769	21,900	722	170,138	21,529

Net increase (decrease) in net assets resulting from operations	$(6,472)	$55,013	$18,394	$755	$194,923	$25,129

52	Formerly The Hartford Value Opportunities Fund. Change effective November 1, 2017

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$19,326	$74,690	$13,792	$10,042	$9,826	$-

Expenses:
Mortality and expense risk charges	(66,001)	(26,308)	(4,711)	(5,776)	(5,088)	(441)

Total Expenses	(66,001)	(26,308)	(4,711)	(5,776)	(5,088)	(441)

Net Investment income (loss)	(46,675)	48,382	9,081	4,266	4,738	(441)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	366,048	41,944	2,977	41,257	12,895	253
Net realized gain distributions	951,005	177,672	-	49,862	24,062	3,720
Net unrealized appreciation (depreciation) of Investments during the year	(156,262)	110,294	5,175	48,647	520	7,759

Net gain (loss) on investments	1,160,791	329,910	8,152	139,766	37,477	11,732

Net increase (decrease) in net assets resulting from operations	$1,114,116	$378,292	$17,233	$144,032	$42,215	$11,291

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (13)	Sub-Account (10)
Investment income:
Dividends	$4,287	$-	$-	$25,790	$-	$-

Expenses:
Mortality and expense risk charges	(2,967)	(2,098)	(10,251)	(7,530)	(6,033)	(20,480)

Total Expenses	(2,967)	(2,098)	(10,251)	(7,530)	(6,033)	(20,480)

Net Investment income (loss)	1,320	(2,098)	(10,251)	18,260	(6,033)	(20,480)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	30,108	218,091	114,108	(14,279)	47,094	167,929
Net realized gain distributions	-	5,862	332,420	-	75,169	641,349
Net unrealized appreciation (depreciation) of Investments during the year	105,948	(162,586)	(242,180)	200,780	93,954	(466,787)

Net gain (loss) on investments	136,056	61,367	204,348	186,501	216,217	342,491

Net increase (decrease) in net assets resulting from operations	$137,376	$59,269	$194,097	$204,761	$210,184	$322,011

9	Formerly Ivy Natural Resources Fund, Name changed to Delaware Ivy Natural Resources, Change effective January 7, 2021
10	Formerly Ivy Science & Technology Fund, Name changed to DELAWARE IVY Science And Technology, Change effective January 7, 2021
13	Formerly Ivy Large Cap Growth Fund, Name changed to Delaware IVY Large Cap Growth, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio
	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$11,601	$-	$1,770	$266	$2,366	$1,925

Expenses:
Mortality and expense risk charges	(6,475)	(29,318)	(2,357)	(600)	(1,858)	(1,290)

Total Expenses	(6,475)	(29,318)	(2,357)	(600)	(1,858)	(1,290)

Net Investment income (loss)	5,126	(29,318)	(587)	(334)	508	635

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,828	174,714	6,350	9,693	7,812	10,170
Net realized gain distributions	52,147	485,686	15,830	7,016	2,079	-
Net unrealized appreciation (depreciation) of Investments during the year	(5,448)	198,588	31,777	(2,991)	29,785	14,423

Net gain (loss) on investments	56,527	858,988	53,957	13,718	39,676	24,593

Net increase (decrease) in net assets resulting from operations	$61,653	$829,670	$53,370	$13,384	$40,184	$25,228

12	Formerly Ivy Asset Strategy Fund , Name changed to Delaware IVY Asset Strategy, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$819	$-	$14,041	$-	$13,420	$-

Expenses:
Mortality and expense risk charges	(256)	(58,999)	(15,767)	(15,968)	(13,340)	(1,243)

Total Expenses	(256)	(58,999)	(15,767)	(15,968)	(13,340)	(1,243)

Net Investment income (loss)	563	(58,999)	(1,726)	(15,968)	80	(1,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12	575,834	179,978	103,204	83,060	11,998
Net realized gain distributions	-	987,117	113,449	264,685	-	21,985
Net unrealized appreciation (depreciation) of Investments during the year	(1,393)	488,650	124,631	(93,569)	141,254	2,227

Net gain (loss) on investments	(1,381)	2,051,601	418,058	274,320	224,314	36,210

Net increase (decrease) in net assets resulting from operations	$(818)	$1,992,602	$416,332	$258,352	$224,394	$34,967

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund	PGIM Jennison 20/20 Focus Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (31)	Sub-Account (15)	Sub-Account
Investment income:
Dividends	$1,761	$179	$-	$-	$141,499	$-

Expenses:
Mortality and expense risk charges	(7,146)	(164)	(8,834)	(2,477)	-	(3,461)

Total Expenses	(7,146)	(164)	(8,834)	(2,477)	-	(3,461)

Net Investment income (loss)	(5,385)	15	(8,834)	(2,477)	141,499	(3,461)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	43,227	500	(16,988)	(36,223)	41,029	28,410
Net realized gain distributions	125,125	-	293,637	107,119	-	28,923
Net unrealized appreciation (depreciation) of Investments during the year	56,593	3,495	(166,673)	(31,189)	1,819	2,536

Net gain (loss) on investments	224,945	3,995	109,976	39,707	42,848	59,869

Net increase (decrease) in net assets resulting from operations	$219,560	$4,010	$101,142	$37,230	$184,347	$56,408

15	Formerly MassMutual Premier High Yield Fund, Name changed to MassMutual High Yield Fund, Change effective April 30, 2021
31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$31,311	$-	$-	$1,473	$3,046	$92,846

Expenses:
Mortality and expense risk charges	(6,974)	(581)	(18,423)	(825)	(8,418)	(30,673)

Total Expenses	(6,974)	(581)	(18,423)	(825)	(8,418)	(30,673)

Net Investment income (loss)	24,337	(581)	(18,423)	648	(5,372)	62,173

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,175	1,452	72,133	22,448	28,288	79,357
Net realized gain distributions	12,266	10,946	197,266	76,823	108,700	345,816
Net unrealized appreciation (depreciation) of Investments during the year	(83,841)	(4,594)	(366,082)	(1,692)	86,019	(257,929)

Net gain (loss) on investments	(56,400)	7,804	(96,683)	97,579	223,007	167,244

Net increase (decrease) in net assets resulting from operations	$(32,063)	$7,223	$(115,106)	$98,227	$217,635	$229,417

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$223,020	$222,149	$150,456	$195,142	$102,846	$114,768

Expenses:
Mortality and expense risk charges	(76,543)	(56,170)	(41,442)	(50,617)	(33,830)	(27,784)

Total Expenses	(76,543)	(56,170)	(41,442)	(50,617)	(33,830)	(27,784)

Net Investment income (loss)	146,477	165,979	109,014	144,525	69,016	86,984

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	91,756	168,796	127,765	118,897	292,311	156,373
Net realized gain distributions	840,830	785,524	730,165	973,133	471,480	515,558
Net unrealized appreciation (depreciation) of Investments during the year	(429,398)	(289,872)	(310,642)	(294,576)	(215,321)	(163,371)

Net gain (loss) on investments	503,188	664,448	547,288	797,454	548,470	508,560

Net increase (decrease) in net assets resulting from operations	$649,665	$830,427	$656,302	$941,979	$617,486	$595,544

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$25,747	$47,433	$5,206	$657	$7,365	$24,849

Expenses:
Mortality and expense risk charges	(7,278)	(11,471)	(2,601)	(2,652)	(5,066)	(13,698)

Total Expenses	(7,278)	(11,471)	(2,601)	(2,652)	(5,066)	(13,698)

Net Investment income (loss)	18,469	35,962	2,605	(1,995)	2,299	11,151

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,683	63,861	(5,130)	531	9,843	58,519
Net realized gain distributions	77,268	152,775	-	31,374	13,108	275,845
Net unrealized appreciation (depreciation) of Investments during the year	(34,197)	(22,090)	5,524	23,487	84,772	294,954

Net gain (loss) on investments	48,754	194,546	394	55,392	107,723	629,318

Net increase (decrease) in net assets resulting from operations	$67,223	$230,508	$2,999	$53,397	$110,022	$640,469

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$74,607	$-	$2,418	$146,501	$-	$6,094

Expenses:
Mortality and expense risk charges	(14,992)	(2,594)	(3,210)	(9,402)	(15,639)	(2,512)

Total Expenses	(14,992)	(2,594)	(3,210)	(9,402)	(15,639)	(2,512)

Net Investment income (loss)	59,615	(2,594)	(792)	137,099	(15,639)	3,582

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	26,436	719	19,677	3,498	71,062	1,337
Net realized gain distributions	7,434	39,295	20,150	44,550	153,787	49,654
Net unrealized appreciation (depreciation) of Investments during the year	(33,340)	(25,137)	26,462	(195,568)	(264,033)	(7,489)

Net gain (loss) on investments	530	14,877	66,289	(147,520)	(39,184)	43,502

Net increase (decrease) in net assets resulting from operations	$60,145	$12,283	$65,497	$(10,421)	$(54,823)	$47,084

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid- Cap Value Fund	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$1,254	$2,608	$9,915	$6,576	$34,406

Expenses:
Mortality and expense risk charges	(26,607)	(1,235)	(1,320)	(2,167)	(9,273)	(4,354)

Total Expenses	(26,607)	(1,235)	(1,320)	(2,167)	(9,273)	(4,354)

Net Investment income (loss)	(26,607)	19	1,288	7,748	(2,697)	30,052

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	59,512	7,646	6,595	1,357	292,611	(2,356)
Net realized gain distributions	417,771	35,913	6,674	-	384,577	-
Net unrealized appreciation (depreciation) of Investments during the year	277,591	18,364	144,626	(17,712)	224,402	(7,226)

Net gain (loss) on investments	754,874	61,923	157,895	(16,355)	901,590	(9,582)

Net increase (decrease) in net assets resulting from operations	$728,267	$61,942	$159,183	$(8,607)	$898,893	$20,470

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$3,942	$-	$-	$34,369	$33,246	$55,082

Expenses:
Mortality and expense risk charges	(1,985)	(6,096)	(2,222)	(23,024)	(17,652)	(24,924)

Total Expenses	(1,985)	(6,096)	(2,222)	(23,024)	(17,652)	(24,924)

Net Investment income (loss)	1,957	(6,096)	(2,222)	11,345	15,594	30,158

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,969	54,552	375,273	110,349	52,811	66,646
Net realized gain distributions	15,154	30,644	1,104,831	-	161,467	182,879
Net unrealized appreciation (depreciation) of Investments during the year	(11,069)	25,695	(1,376,909)	190,857	68,199	238,808

Net gain (loss) on investments	14,054	110,891	103,195	301,206	282,477	488,333

Net increase (decrease) in net assets resulting from operations	$16,011	$104,795	$100,973	$312,551	$298,071	$518,491

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$187,447	$39,343	$5,943	$2,106	$4,558	$47,880

Expenses:
Mortality and expense risk charges	(39,305)	(9,610)	(5,143)	(2,755)	(11,412)	(14,646)

Total Expenses	(39,305)	(9,610)	(5,143)	(2,755)	(11,412)	(14,646)

Net Investment income (loss)	148,142	29,733	800	(649)	(6,854)	33,234

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	653,977	81,457	92,875	19,825	261,676	4,081
Net realized gain distributions	310,635	13,934	70,393	16,794	206,016	-
Net unrealized appreciation (depreciation) of Investments during the year	2,242,687	(159,393)	46,475	(13,874)	186,052	(150,268)

Net gain (loss) on investments	3,207,299	(64,002)	209,743	22,745	653,744	(146,187)

Net increase (decrease) in net assets resulting from operations	$3,355,441	$(34,269)	$210,543	$22,096	$646,890	$(112,953)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Core Equity Series	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio
	Sub-Account (51)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$170,153	$-	$-	$1,846	$-	$1,419

Expenses:
Mortality and expense risk charges	(10,370)	(1,950)	-	(731)	(6,435)	(419)

Total Expenses	(10,370)	(1,950)	-	(731)	(6,435)	(419)

Net Investment income (loss)	159,783	(1,950)	-	1,115	(6,435)	1,000

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	830,087	32,908	-	1,259	14,184	(1,115)
Net realized gain distributions	1,557,093	29,029	1	3,598	26,495	-
Net unrealized appreciation (depreciation) of Investments during the year	(178,570)	(31,728)	2	7,004	129,836	1,597

Net gain (loss) on investments	2,208,610	30,209	3	11,861	170,515	482

Net increase (decrease) in net assets resulting from operations	$2,368,393	$28,259	$3	$12,976	$164,080	$1,482

51	Formerly MFS International Value Fund. Change effective June 1, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid- Cap Value Fund	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account
Investment income:
Dividends	$69,629	$547	$266	$12,794	$6,641	$-

Expenses:
Mortality and expense risk charges	(64,950)	(887)	(312)	(13,951)	(3,429)	(7,030)

Total Expenses	(64,950)	(887)	(312)	(13,951)	(3,429)	(7,030)

Net Investment income (loss)	4,679	(340)	(46)	(1,157)	3,212	(7,030)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	218,369	2,033	105	79,212	22,888	50,317
Net realized gain distributions	639,499	16,555	8,633	173,267	12,708	37,924
Net unrealized appreciation (depreciation) of Investments during the year	(434,450)	3,515	(5,811)	121,114	1,006	(3,311)

Net gain (loss) on investments	423,418	22,103	2,927	373,593	36,602	84,930

Net increase (decrease) in net assets resulting from operations	$428,097	$21,763	$2,881	$372,436	$39,814	$77,900

6	Formerly BlackRock Mid Cap Dividend Fund, Name changed to BlackRock Mid-Cap Value Fund, Change effective April 30,

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$5,206	$4,886	$7,476	$117	$-

Expenses:
Mortality and expense risk charges	(4,797)	(12,143)	(1,155)	(1,701)	(133)	(6,300)

Total Expenses	(4,797)	(12,143)	(1,155)	(1,701)	(133)	(6,300)

Net Investment income (loss)	(4,797)	(6,937)	3,731	5,775	(16)	(6,300)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(27,684)	308,953	939	7,211	1,038	80,436
Net realized gain distributions	228,925	176,059	-	-	1,252	260,293
Net unrealized appreciation (depreciation) of Investments during the year	(568)	(103,458)	6,776	67,540	409	(108,593)

Net gain (loss) on investments	200,673	381,554	7,715	74,751	2,699	232,136

Net increase (decrease) in net assets resulting from operations	$195,876	$374,617	$11,446	$80,526	$2,683	$225,836

22	Formerly Nuveen NWQ International Value Fund, Name changed to Nuveen International Value Fund, Change effective October 29, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Invesco V. I. Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund
	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$739	$3,070	$13,401	$7,432

Expenses:
Mortality and expense risk charges	(24,836)	(3,335)	(7,235)	(4,975)	(4,612)	(21,070)

Total Expenses	(24,836)	(3,335)	(7,235)	(4,975)	(4,612)	(21,070)

Net Investment income (loss)	(24,836)	(3,335)	(6,496)	(1,905)	8,789	(13,638)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	331,884	73,376	54,802	17,002	(11,754)	78,179
Net realized gain distributions	418,946	18,167	102,174	84,938	-	574,519
Net unrealized appreciation (depreciation) of Investments during the year	147,002	(83,437)	(65,930)	15,440	(20,480)	39,396

Net gain (loss) on investments	897,832	8,106	91,046	117,380	(32,234)	692,094

Net increase (decrease) in net assets resulting from operations	$872,996	$4,771	$84,550	$115,475	$(23,445)	$678,456

8	Formerly Invesco Global Fund, Name changed to Invesco V. I. Global Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$6,953	$93,245	$7,710	$63,823	$1,520	$102

Expenses:
Mortality and expense risk charges	(19,110)	(25,679)	(8,686)	(15,908)	(3,002)	(235)

Total Expenses	(19,110)	(25,679)	(8,686)	(15,908)	(3,002)	(235)

Net Investment income (loss)	(12,157)	67,566	(976)	47,915	(1,482)	(133)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	324,155	(62,762)	175,290	132,459	4,933	42
Net realized gain distributions	167,298	-	202,437	-	22,313	2,366
Net unrealized appreciation (depreciation) of Investments during the year	(764,121)	(408,363)	(68,725)	(240,495)	(18,465)	1,979

Net gain (loss) on investments	(272,668)	(471,125)	309,002	(108,036)	8,781	4,387

Net increase (decrease) in net assets resulting from operations	$(284,825)	$(403,559)	$308,026	$(60,121)	$7,299	$4,254

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund
	Sub-Account (24)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$468	$12,457	$693	$613	$1,505	$3,219

Expenses:
Mortality and expense risk charges	(224)	(1,824)	(947)	(2,972)	(1,720)	(2,479)

Total Expenses	(224)	(1,824)	(947)	(2,972)	(1,720)	(2,479)

Net Investment income (loss)	244	10,633	(254)	(2,359)	(215)	740

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,802	(1,124)	4,711	8,889	3,713	3,889
Net realized gain distributions	1,603	-	2,150	40,850	-	56,663
Net unrealized appreciation (depreciation) of Investments during the year	(13,576)	1,392	(12,669)	40,960	64,650	483

Net gain (loss) on investments	5,829	268	(5,808)	90,699	68,363	61,035

Net increase (decrease) in net assets resulting from operations	$6,073	$10,901	$(6,062)	$88,340	$68,148	$61,775

24	Formerly Putnam Global Equity Fund, Name changed to Putnam VT Focused International Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	AMG GW&K MID CAP Fund
	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account
Investment income:
Dividends	$854	$-	$434	$9,978	$47,371	$34

Expenses:
Mortality and expense risk charges	(700)	(985)	(189)	(6,672)	(30,865)	(64)

Total Expenses	(700)	(985)	(189)	(6,672)	(30,865)	(64)

Net Investment income (loss)	154	(985)	245	3,306	16,506	(30)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,286	15,527	571	(29,447)	(27,402)	135
Net realized gain distributions	5,679	17,736	-	65,796	179,522	908
Net unrealized appreciation (depreciation) of Investments during the year	(46,009)	(9,747)	1,119	152,013	678,131	1,743

Net gain (loss) on investments	(36,044)	23,516	1,690	188,362	830,251	2,786

Net increase (decrease) in net assets resulting from operations	$(35,890)	$22,531	$1,935	$191,668	$846,757	$2,756

2	Formerly AllianzGI International Value Fund, Name changed to Virtus NFJ International Value Fund, Change effective February 1, 2021
3	Formerly AllianzGI Small-Cap Value Fund, Name changed to Virtus NFJ Small-Cap Value Fund, Change effective February 1,2021
4	Formerly AllianzGI Dividend Value Fund, Name changed to Virtus NFJ Dividend Value Fund, Change effective February 1, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$326,297	$19,225	$519,970	$1,059	$41,091	$160,212

Expenses:
Mortality and expense risk charges	(106,546)	(4,181)	(45,514)	(9,467)	(5,965)	(18,694)

Total Expenses	(106,546)	(4,181)	(45,514)	(9,467)	(5,965)	(18,694)

Net Investment income (loss)	219,751	15,044	474,456	(8,408)	35,126	141,518

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(43,998)	(65)	180,134	62,100	1,169	26,843
Net realized gain distributions	-	-	-	134,876	-	238,593
Net unrealized appreciation (depreciation) of Investments during the year	(478,842)	(30,885)	(135,317)	21,678	12,211	(318,598)

Net gain (loss) on investments	(522,840)	(30,950)	44,817	218,654	13,380	(53,162)

Net increase (decrease) in net assets resulting from operations	$(303,089)	$(15,906)	$519,273	$210,246	$48,506	$88,356

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account
Investment income:
Dividends	$6,833	$-	$59,958	$25,660	$39,324	$5,196

Expenses:
Mortality and expense risk charges	(9,470)	(12,177)	(1,749)	(8,042)	(7,236)	(1,298)

Total Expenses	(9,470)	(12,177)	(1,749)	(8,042)	(7,236)	(1,298)

Net Investment income (loss)	(2,637)	(12,177)	58,209	17,618	32,088	3,898

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	70,426	25,205	(7,950)	60,586	3,671	3,976
Net realized gain distributions	133,378	147,515	28,257	156,059	-	40,300
Net unrealized appreciation (depreciation) of Investments during the year	85,735	(73,644)	(112,330)	126,021	609	(18,808)

Net gain (loss) on investments	289,539	99,076	(92,023)	342,666	4,280	25,468

Net increase (decrease) in net assets resulting from operations	$286,902	$86,899	$(33,814)	$360,284	$36,368	$29,366

23	Formerly Putnam Equity Income Fund, Name changed to Putnam Large Cap Value Fund, Change effective March 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small- Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$8	$3,303	$-	$6,948	$-	$-

Expenses:
Mortality and expense risk charges	(12)	(2,269)	(1,953)	(7,753)	(2,377)	(1,794)

Total Expenses	(12)	(2,269)	(1,953)	(7,753)	(2,377)	(1,794)

Net Investment income (loss)	(4)	1,034	(1,953)	(805)	(2,377)	(1,794)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5	13,272	17,511	(2,232)	7,271	16,864
Net realized gain distributions	196	27,642	41,908	289,057	152,505	7,064
Net unrealized appreciation (depreciation) of Investments during the year	111	(9,212)	(25,261)	(55,527)	(112,729)	26,807

Net gain (loss) on investments	312	31,702	34,158	231,298	47,047	50,735

Net increase (decrease) in net assets resulting from operations	$308	$32,736	$32,205	$230,493	$44,670	$48,941

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid-Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund
	Sub-Account	Sub-Account (53)	Sub-Account (54)	Sub-Account (55)	Sub-Account	Sub-Account
Investment income:
Dividends	$1,870	$5,132	$-	$5	$245	$4,797

Expenses:
Mortality and expense risk charges	(924)	(4,929)	(6,611)	(113)	(192)	(1,227)

Total Expenses	(924)	(4,929)	(6,611)	(113)	(192)	(1,227)

Net Investment income (loss)	946	203	(6,611)	(108)	53	3,570

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,322	(12,355)	39,531	4,829	28	8,232
Net realized gain distributions	7,087	92,324	161,758	914	1,595	13,425
Net unrealized appreciation (depreciation) of Investments during the year	8,202	71,940	17,925	(526)	6,166	9,229

Net gain (loss) on investments	24,611	151,909	219,214	5,217	7,789	30,886

Net increase (decrease) in net assets resulting from operations	$25,557	$152,112	$212,603	$5,109	$7,842	$34,456

53	Formerly RidgeWorth Ceredex Small Cap Value Equity Fund. Change effective July 14, 2017

54	Formerly RidgeWorth Ceredex Mid-Cap Value Equity Fund. Change effective July 14, 2017

55	Formerly RidgeWorth Ceredex Large Cap Value Equity Fund. Change effective July 14, 2017

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund	MassMutual Overseas Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (38)
Investment income:
Dividends	$-	$458	$50,738	$165	$3,473	$3,349

Expenses:
Mortality and expense risk charges	(951)	(115)	(20,946)	(153)	(1,590)	(1,710)

Total Expenses	(951)	(115)	(20,946)	(153)	(1,590)	(1,710)

Net Investment income (loss)	(951)	343	29,792	12	1,883	1,639

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	142	(48)	114,704	97	13,380	14,639
Net realized gain distributions	7,579	-	297,014	959	3,088	27,659
Net unrealized appreciation (depreciation) of Investments during the year	5,983	(581)	306,338	3,651	(4,987)	(8,493)

Net gain (loss) on investments	13,704	(629)	718,056	4,707	11,481	33,805

Net increase (decrease) in net assets resulting from operations	$12,753	$(286)	$747,848	$4,719	$13,364	$35,444

38	Formerly Select Overseas Fund, Name changed to MassMutual Overseas Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund
	Sub-Account (20)	Sub-Account	Sub-Account (39)	Sub-Account (40)	Sub-Account	Sub-Account
Investment income:
Dividends	$2,674	$-	$-	$163,680	$3,600	$-

Expenses:
Mortality and expense risk charges	(1,422)	(16)	(1,346)	(889)	(5,620)	(606)

Total Expenses	(1,422)	(16)	(1,346)	(889)	(5,620)	(606)

Net Investment income (loss)	1,252	(16)	(1,346)	162,791	(2,020)	(606)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	612	1,445,878	75,742	(49,607)	24,388	179
Net realized gain distributions	463	8,371,689	373,846	80,352	43,325	12,660
Net unrealized appreciation (depreciation) of Investments during the year	(7,900)	(2,248,964)	(189,696)	(266,113)	83,709	(8,771)

Net gain (loss) on investments	(6,825)	7,568,603	259,892	(235,368)	151,422	4,068

Net increase (decrease) in net assets resulting from operations	$(5,573)	$7,568,587	$258,546	$(72,577)	$149,402	$3,462

20	Formerly MassMutual Select Total Return Bond Fund, Name changed to MassMutual Total Return Bond Fund, Change effective April 30, 2021
39	Formerly Select T. Rowe Price/Frontier MC Gr II Fund, Name changes to MassMutual Mid Cap Growth Fund, Change effective April 30, 2021

40	Formerly Select Western Strategic Bond Fund, Name changed to MassMutual Strategic Bond Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small/ Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (42)	Sub-Account
Investment income:
Dividends	$412	$-	$-	$34,617	$2,367	$-

Expenses:
Mortality and expense risk charges	(423)	(9,357)	(9,631)	(22,446)	(5,178)	(7,839)

Total Expenses	(423)	(9,357)	(9,631)	(22,446)	(5,178)	(7,839)

Net Investment income (loss)	(11)	(9,357)	(9,631)	12,171	(2,811)	(7,839)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3)	51,223	53,469	118,077	45,454	63,806
Net realized gain distributions	3,391	217,273	141,884	375,158	182,293	336,896
Net unrealized appreciation (depreciation) of Investments during the year	3,702	159,045	(53,032)	(282,673)	(146,333)	(438,879)

Net gain (loss) on investments	7,090	427,541	142,321	210,562	81,414	(38,177)

Net increase (decrease) in net assets resulting from operations	$7,079	$418,184	$132,690	$222,733	$78,603	$(46,016)

14	Formerly Thornburg International Value Fund, Name changed to Thornburg International Equity Fund, Change effective February 1, 2021
42	Formerly Thornburg Core Growth Fund. Change effective December 21, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$1	$-	$14,767	$7,497	$115,251	$104,875

Expenses:
Mortality and expense risk charges	(1,681)	(72,688)	(10,989)	(5,186)	(78,115)	(132,312)

Total Expenses	(1,681)	(72,688)	(10,989)	(5,186)	(78,115)	(132,312)

Net Investment income (loss)	(1,680)	(72,688)	3,778	2,311	37,136	(27,437)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	285	675,378	76,358	21,997	278,397	564,625
Net realized gain distributions	11,724	784,815	85,207	58,336	1,145,649	1,499,950
Net unrealized appreciation (depreciation) of Investments during the year	40,092	(14,745)	118,411	(37,492)	(435,004)	135,342

Net gain (loss) on investments	52,101	1,445,448	279,976	42,841	989,042	2,199,917

Net increase (decrease) in net assets resulting from operations	$50,421	$1,372,760	$283,754	$45,152	$1,026,178	$2,172,480

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$28,145	$14,745	$16,128	$206	$54,736	$32,702

Expenses:
Mortality and expense risk charges	(78,302)	(49,346)	(7,873)	(185)	-	-

Total Expenses	(78,302)	(49,346)	(7,873)	(185)	-	-

Net Investment income (loss)	(50,157)	(34,601)	8,255	21	54,736	32,702

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	438,277	234,545	4,978	26	190,200	168,393
Net realized gain distributions	751,611	427,254	102,194	2,898	-	-
Net unrealized appreciation (depreciation) of Investments during the year	322,118	318,355	(45,100)	(1,795)	455,726	397,319

Net gain (loss) on investments	1,512,006	980,154	62,072	1,129	645,926	565,712

Net increase (decrease) in net assets resulting from operations	$1,461,849	$945,553	$70,327	$1,150	$700,662	$598,414

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund	Invesco Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$20,922	$109	$-	$3,532	$161,053	$56,850

Expenses:
Mortality and expense risk charges	-	(3,692)	(9,084)	(19,948)	(7,183)	(16,808)

Total Expenses	-	(3,692)	(9,084)	(19,948)	(7,183)	(16,808)

Net Investment income (loss)	20,922	(3,583)	(9,084)	(16,416)	153,870	40,042

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,845	22,797	69,128	191,758	2,766,359	612,021
Net realized gain distributions	2,374	66,532	193,930	434,550	638,845	248,964
Net unrealized appreciation (depreciation) of Investments during the year	(46,129)	58,146	85,167	190,202	(801,750)	404,009

Net gain (loss) on investments	(40,910)	147,475	348,225	816,510	2,603,454	1,264,994

Net increase (decrease) in net assets resulting from operations	$(19,988)	$143,892	$339,141	$800,094	$2,757,324	$1,305,036

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$191,836	$22,321	$44	$318	$1,185	$3,852

Expenses:
Mortality and expense risk charges	(60,176)	(17,816)	(13)	(8,474)	(5,648)	(2,422)

Total Expenses	(60,176)	(17,816)	(13)	(8,474)	(5,648)	(2,422)

Net Investment income (loss)	131,660	4,505	31	(8,156)	(4,463)	1,430

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	342,703	57,198	(28)	54,677	33,482	9,959
Net realized gain distributions	1,622,107	381,266	-	140,789	66,225	52,674
Net unrealized appreciation (depreciation) of Investments during the year	258,113	84,992	(53)	68,358	38,900	122,154

Net gain (loss) on investments	2,222,923	523,456	(81)	263,824	138,607	184,787

Net increase (decrease) in net assets resulting from operations	$2,354,583	$527,961	$(50)	$255,668	$134,144	$186,217

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (26)	Sub-Account (27)
Investment income:
Dividends	$12,612	$-	$605	$110,360	$898	$693

Expenses:
Mortality and expense risk charges	(3,999)	(6,006)	(839)	-	(311)	(702)

Total Expenses	(3,999)	(6,006)	(839)	-	(311)	(702)

Net Investment income (loss)	8,613	(6,006)	(234)	110,360	587	(9)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,531	40,121	82	264,937	90	238
Net realized gain distributions	97,545	215,417	3,357	-	-	716
Net unrealized appreciation (depreciation) of Investments during the year	(18,067)	(138,422)	6,082	1,642,121	2,131	(3,360)

Net gain (loss) on investments	89,009	117,116	9,521	1,907,058	2,221	(2,406)

Net increase (decrease) in net assets resulting from operations	$97,622	$111,110	$9,287	$2,017,418	$2,808	$(2,415)

26	Formerly Wells Fargo International Equity Fund, Name changed to Allspring International Equity Fund, Change effective December 6, 2021

27	Formerly Wells Fargo Core Bond Fund, Name changed to Allspring Core Bond Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$-	$1	$66,637	$29,253	$7,475

Expenses:
Mortality and expense risk charges	(6,091)	(5,352)	(4)	(4,449)	(8,055)	(3,223)

Total Expenses	(6,091)	(5,352)	(4)	(4,449)	(8,055)	(3,223)

Net Investment income (loss)	(6,091)	(5,352)	(3)	62,188	21,198	4,252

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	54,617	134,686	-	120,475	388,737	(2,289)
Net realized gain distributions	113,148	84,679	29	79,129	373,327	799
Net unrealized appreciation (depreciation) of Investments during the year	149,454	49,700	103	593,439	327,547	(15,228)

Net gain (loss) on investments	317,219	269,065	132	793,043	1,089,611	(16,718)

Net increase (decrease) in net assets resulting from operations	$311,128	$263,713	$129	$855,231	$1,110,809	$(12,466)

7	Formerly Columbia Seligman Communications and Information Fund, Name changed to Columbia Seligman Technology and Information Fund, Change effective June 9, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$53,837	$22,653	$17,401	$20,032	$68,144	$51,190

Expenses:
Mortality and expense risk charges	(11,645)	-	(3,073)	(5,136)	(13,396)	(14,593)

Total Expenses	(11,645)	-	(3,073)	(5,136)	(13,396)	(14,593)

Net Investment income (loss)	42,192	22,653	14,328	14,896	54,748	36,597

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	859,036	55,694	69,811	35,078	58,667	71,564
Net realized gain distributions	48,861	215,677	31,627	54,334	209,675	159,114
Net unrealized appreciation (depreciation) of Investments during the year	247,184	119,722	(63,544)	(62,072)	(152,767)	(54,429)

Net gain (loss) on investments	1,155,081	391,093	37,894	27,340	115,575	176,249

Net increase (decrease) in net assets resulting from operations	$1,197,273	$413,746	$52,222	$42,236	$170,323	$212,846

21	Formerly MassMutual Select Equity Opportunities Fund, Name changed to MassMutual Equity Opportunities Fund, Change effective June 9, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$49,284	$80,732	$42,162	$26,233	$13,605	$15,084

Expenses:
Mortality and expense risk charges	(10,178)	(17,279)	(9,619)	(6,520)	(985)	(3,450)

Total Expenses	(10,178)	(17,279)	(9,619)	(6,520)	(985)	(3,450)

Net Investment income (loss)	39,106	63,453	32,543	19,713	12,620	11,634

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	32,921	111,203	125,547	87,498	9,732	66,161
Net realized gain distributions	173,963	286,341	181,261	92,526	43,367	50,848
Net unrealized appreciation (depreciation) of Investments during the year	(48,311)	(90,082)	(118,261)	(72,538)	(35,413)	(56,756)

Net gain (loss) on investments	158,573	307,462	188,547	107,486	17,686	60,253

Net increase (decrease) in net assets resulting from operations	$197,679	$370,915	$221,090	$127,199	$30,306	$71,887

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Oak Ridge Small Cap Growth Fund	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account (17)
Investment income:
Dividends	$-	$32	$-	$147	$48	$-

Expenses:
Mortality and expense risk charges	(9,679)	(77)	(2,222)	(113)	(140)	(1,156)

Total Expenses	(9,679)	(77)	(2,222)	(113)	(140)	(1,156)

Net Investment income (loss)	(9,679)	(45)	(2,222)	34	(92)	(1,156)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	51,045	828	(12,663)	(56)	17	93,987
Net realized gain distributions	182,785	560	23,972	-	1,383	88,431
Net unrealized appreciation (depreciation) of Investments during the year	(79,309)	1,793	9,438	(320)	(2,408)	(1,001)

Net gain (loss) on investments	154,521	3,181	20,747	(376)	(1,008)	181,417

Net increase (decrease) in net assets resulting from operations	$144,842	$3,136	$18,525	$(342)	$(1,100)	$180,261

16	Formerly MassMutual Premier Strategic Emerging Markets Fund, Name changed to MassMutual Strategic Emerging Markets Fund, Change effective April 30, 2021
17	Formerly MassMutual Premier Small Cap Opportunities Fund, Name changed to MassMutual Small Cap Opportunities Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund
	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$503	$4	$4,969	$-	$-

Expenses:
Mortality and expense risk charges	-	(214)	(3)	(771)	-	(14,657)

Total Expenses	-	(214)	(3)	(771)	-	(14,657)

Net Investment income (loss)	-	289	1	4,198	-	(14,657)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	92,051	16,356	-	25,576	71,064	240,055
Net realized gain distributions	986,925	2,414	23	171,901	178,224	257,698
Net unrealized appreciation (depreciation) of Investments during the year	(752,512)	(12,343)	71	(174,789)	(24,823)	(187,607)

Net gain (loss) on investments	326,464	6,427	94	22,688	224,465	310,146

Net increase (decrease) in net assets resulting from operations	$326,464	$6,716	$95	$26,886	$224,465	$295,489

11	Formerly Ivy Small Cap Growth Fund, Name changed to Delaware IVY Small Cap Growth, Change effective January 7, 2021
19	Formerly MassMutual Select Small Cap Growth Equity Fund, Name changed to MassMutual Small Cap Growth Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$238	$-	$12	$82	$2,143	$-

Expenses:
Mortality and expense risk charges	(532)	(1,718)	(8,950)	(3,964)	(122)	(58)

Total Expenses	(532)	(1,718)	(8,950)	(3,964)	(122)	(58)

Net Investment income (loss)	(294)	(1,718)	(8,938)	(3,882)	2,021	(58)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,991	15,625	-	-	36	32
Net realized gain distributions	3,023	9,117	-	-	-	434
Net unrealized appreciation (depreciation) of Investments during the year	2,901	(22,749)	-	-	(204)	484

Net gain (loss) on investments	9,915	1,993	-	-	(168)	950

Net increase (decrease) in net assets resulting from operations	$9,621	$275	$(8,938)	$(3,882)	$1,853	$892

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund	Pioneer Global Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (34)	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$1,341	$-	$6	$7,938	$29,862

Expenses:
Mortality and expense risk charges	(4,321)	(144)	(10,735)	-	-	(10,362)

Total Expenses	(4,321)	(144)	(10,735)	-	-	(10,362)

Net Investment income (loss)	(4,321)	1,197	(10,735)	6	7,938	19,500

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,182	18	51,324	-	(6,694)	68,133
Net realized gain distributions	48,962	3,855	377,452	12	219,784	244,949
Net unrealized appreciation (depreciation) of Investments during the year	16,021	430	(232,817)	(13)	204,638	(34,018)

Net gain (loss) on investments	83,165	4,303	195,959	(1)	417,728	279,064

Net increase (decrease) in net assets resulting from operations	$78,844	$5,500	$185,224	$5	$425,666	$298,564

34	JPMorgan SmartRetirement 2060 Fund. Funded as of August 24, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund
	Sub-Account	Sub-Account (35)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$12	$86	$493	$159	$107

Expenses:
Mortality and expense risk charges	(7,114)	-	(10)	(534)	(11)	(10)

Total Expenses	(7,114)	-	(10)	(534)	(11)	(10)

Net Investment income (loss)	(7,114)	12	76	(41)	148	97

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	43,641	-	2	12,972	1	3
Net realized gain distributions	219,149	31	189	853	217	108
Net unrealized appreciation (depreciation) of Investments during the year	(222,755)	(37)	(79)	(7,677)	(190)	44

Net gain (loss) on investments	40,035	(6)	112	6,148	28	155

Net increase (decrease) in net assets resulting from operations	$32,921	$6	$188	$6,107	$176	$252

35	MassMutual Select T.Rowe Price Retire 2025 Fund. Funded as of December 13, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$152	$180,068	$9,765	$17,851	$4,975	$87

Expenses:
Mortality and expense risk charges	(69)	(76,586)	(4,270)	(3,623)	(1,894)	(457)

Total Expenses	(69)	(76,586)	(4,270)	(3,623)	(1,894)	(457)

Net Investment income (loss)	83	103,482	5,495	14,228	3,081	(370)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,651	821,124	2,850	25,758	43,441	889
Net realized gain distributions	180	1,066,532	6,737	6,543	62,845	939
Net unrealized appreciation (depreciation) of Investments during the year	(745)	1,480,457	11,004	(60,937)	44,206	1,886

Net gain (loss) on investments	1,086	3,368,113	20,591	(28,636)	150,492	3,714

Net increase (decrease) in net assets resulting from operations	$1,169	$3,471,595	$26,086	$(14,408)	$153,573	$3,344

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus AllianzGI Water Fund	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small/ Mid Cap
	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (18)	Sub-Account	Sub-Account (30) (33)
Investment income:
Dividends	$165	$-	$20,417	$-	$41	$-

Expenses:
Mortality and expense risk charges	(82)	-	-	-	(55)	(351)

Total Expenses	(82)	-	-	-	(55)	(351)

Net Investment income (loss)	83	-	20,417	-	(14)	(351)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17	103,726	55,296	10,166	147	266
Net realized gain distributions	439	230,939	96,942	6,510	197	2,807
Net unrealized appreciation (depreciation) of Investments during the year	877	177,589	130,822	(7,068)	153	4,393

Net gain (loss) on investments	1,333	512,254	283,060	9,608	497	7,466

Net increase (decrease) in net assets resulting from operations	$1,416	$512,254	$303,477	$9,608	$483	$7,115

5	Formerly AllianzGI Global Water Fund, Name changed to Virtus AllianzGI Water Fund, Change effective February 1, 2021
18	Formerly MassMutual Premier Global Fund, Name changed to MassMutual Global Fund, Change effective April 30, 2021

30	AMG GW&K MID CAP Fund merged with AMG GW&K Small/Mid Cap, effective March 5, 2021

33	AMG GW&K Small/Mid Cap. Funded as of March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund	MM S&P Mid Cap Index Fund	Russell Balanced Strategy Fund
	Sub-Account (31) (37)	Sub-Account (36) (41)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$-	$837	$1,140	$10,986	$14,705	$8,372

Expenses:
Mortality and expense risk charges	(153)	(493)	(2,544)	(19,095)	(16,889)	(2,615)

Total Expenses	(153)	(493)	(2,544)	(19,095)	(16,889)	(2,615)

Net Investment income (loss)	(153)	344	(1,404)	(8,109)	(2,184)	5,757

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(32)	8	9,101	475,352	155,824	5,498
Net realized gain distributions	-	1,704	46,465	169,499	210,331	28,647
Net unrealized appreciation (depreciation) of Investments during the year	(4,642)	7	(28,913)	38,411	87,144	(7,537)

Net gain (loss) on investments	(4,674)	1,719	26,653	683,262	453,299	26,608

Net increase (decrease) in net assets resulting from operations	$(4,827)	$2,063	$25,249	$675,153	$451,115	$32,365

31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021

36	Highland Socially Responsible Equity Fund merged with NexPoint Merger Arbitrage Fund, effective March 5, 2021

37	PGIM Jennison Focused Growth Fund. Funded as of December 12, 2021

41	NexPoint Merger Arbitrage Fund. Funded as of March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statement of Operations

For the Year or Period Ended December 31, 2021

	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income:
Dividends	$319	$1	$26,380	$13,718

Expenses:
Mortality and expense risk charges	(128)	-	(5,449)	(3,450)

Total Expenses	(128)	-	(5,449)	(3,450)

Net Investment income (loss)	191	1	20,931	10,268

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1	-	669	299
Net realized gain distributions	600	1	84,631	29,852
Net unrealized appreciation (depreciation) of Investments during the year	(451)	2	(6,094)	(7,917)

Net gain (loss) on investments	150	3	79,206	22,234

Net increase (decrease) in net assets resulting from operations	$341	$4	$100,137	$32,502

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund	American Century Small Company Fund	American Century Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (32)	Sub-Account
Operations:
Net investment income (loss)	$459,549	$(10,651)	$(4,348)	$120	$(1)	$5,613
Net realized gain (loss) on security transactions	1,106,992	119,084	28,131	3,868	-	209,092
Net realized gain distributions	1,300,242	180,592	51,217	28,636	74	293,770
Net unrealized appreciation (depreciation) of investments during the year	1,358,494	129,717	65,256	53,843	(59)	779,737

Net increase (decrease) in net assets resulting from operations	4,225,277	418,742	140,256	86,467	14	1,288,212

Unit transactions:
Purchases	1,341,820	165,379	20,128	3,658	496	109,498
Net transfers	(624,978)	(128,366)	5,496	3,220	-	(16,498)
Surrenders for benefit payments and fees	(4,672,097)	(181,684)	(42,075)	(23,759)	-	(477,200)
Other transactions	(138)	6	(52)	(3)	(4)	(33)
Death benefits	-	-	-	-	-	-
Net loan activity	(95)	(5)	-	-	-	(17)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(3,955,488)	(144,670)	(16,503)	(16,884)	492	(384,250)

Net increase (decrease) in net assets	269,789	274,072	123,753	69,583	506	903,962

Beginning of Period	27,370,353	1,626,427	638,125	586,761	-	3,595,482

End of Period	$27,640,142	$1,900,499	$761,878	$656,344	$506	$4,499,444

32	American Century Small Company Fund. Funded as of February 18, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Focused Large Cap Value fund	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Disciplined Core Value Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$342	$4,997	$(880)	$770	$(11,730)	$6,373
Net realized gain (loss) on security transactions	864	2,773	412	12,807	72,928	47,574
Net realized gain distributions	8,368	-	27,831	35,851	109,405	-
Net unrealized appreciation (depreciation) of investments during the year	(1,794)	294	(1,892)	(687)	164,713	53,651

Net increase (decrease) in net assets resulting from operations	7,780	8,064	25,471	48,741	335,316	107,598

Unit transactions:
Purchases	3,584	10,901	6,821	6,630	26,377	2,813
Net transfers	-	-	(1,490)	-	246,776	109,316
Surrenders for benefit payments and fees	(2,999)	(28,038)	(150)	(66,029)	(185,788)	(33,803)
Other transactions	(4)	(9)	16	7	-	11
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	(2,497)	-	(2,947)

Net increase (decrease) in net assets resulting from unit transactions	581	(17,146)	5,197	(61,889)	87,365	75,390

Net increase (decrease) in net assets	8,361	(9,082)	30,668	(13,148)	422,681	182,988

Beginning of Period	45,491	159,306	100,590	218,295	1,526,208	447,021

End of Period	$53,852	$150,224	$131,258	$205,147	$1,948,889	$630,009

1	Formerly American Century VP Income & Growth Fund, Name changed to American Century VP Disciplined Core Value Fund, Change effective March 12, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco European Growth Fund	Invesco International Growth Fund	Invesco Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,329	$(723)	$446	$6,212	$1,552	$(36,992)
Net realized gain (loss) on security transactions	18,803	2,303	911	11,623	3,671	262,883
Net realized gain distributions	96,672	7,296	119	21,127	58,876	1,453,228
Net unrealized appreciation (depreciation) of investments during the year	19,279	14,844	3,441	4,551	(48,341)	(1,339,131)

Net increase (decrease) in net assets resulting from operations	139,083	23,720	4,917	43,513	15,758	339,988

Unit transactions:
Purchases	57,187	6	332	22,965	33,720	373,858
Net transfers	(44,540)	-	-	(14,343)	(24,407)	184,179
Surrenders for benefit payments and fees	(24,772)	(11,522)	(4,953)	(44,987)	(54,135)	(656,443)
Other transactions	5	(11)	15	(1)	(43)	(337)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	(7)	(19)	(106)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(12,120)	(11,527)	(4,606)	(36,373)	(44,884)	(98,849)

Net increase (decrease) in net assets	126,963	12,193	311	7,140	(29,126)	241,139

Beginning of Period	639,293	124,168	30,021	331,284	342,932	5,174,190

End of Period	$766,256	$136,361	$30,332	$338,424	$313,806	$5,415,329

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund	AB Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$22,279	$(2,895)	$21,046	$43	$(876)	$2,118
Net realized gain (loss) on security transactions	22,455	13,997	677,296	887	399	240
Net realized gain distributions	231,352	63,798	123,552	1,662	6,255	1,647
Net unrealized appreciation (depreciation) of investments during the year	1,238,123	(7,563)	(1,069,765)	(6,384)	11,648	(6,726)

Net increase (decrease) in net assets resulting from operations	1,514,209	67,337	(247,871)	(3,792)	17,426	(2,721)

Unit transactions:
Purchases	350,655	28,194	248,317	31,975	14,599	16,728
Net transfers	35,216	8,108	740,238	18,301	7,143	(4,547)
Surrenders for benefit payments and fees	(745,146)	(81,174)	(274,637)	(34,887)	(60)	(7,544)
Other transactions	(3,375)	(11)	89	(21)	(114)	(22)
Death benefits	-	-	-	-	-	-
Net loan activity	(156)	-	(12)	(12)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(362,806)	(44,883)	713,995	15,356	21,568	4,615

Net increase (decrease) in net assets	1,151,403	22,454	466,124	11,564	38,994	1,894

Beginning of Period	3,976,109	381,049	2,887,208	168,556	72,826	135,550

End of Period	$5,127,512	$403,503	$3,353,332	$180,120	$111,820	$137,444

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund	AB Discovery Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,987	$(122)	$(4,210)	$12,792	$(390)	$(2,956)
Net realized gain (loss) on security transactions	7,807	6,857	35,811	6,658	10,763	10,990
Net realized gain distributions	-	6,142	28,359	-	4,408	51,950
Net unrealized appreciation (depreciation) of investments during the year	(2,799)	6,903	(22,525)	47,496	(3,504)	(25,276)

Net increase (decrease) in net assets resulting from operations	19,995	19,780	37,435	66,946	11,277	34,708

Unit transactions:
Purchases	10,702	3,468	38,350	46,070	6,950	27,962
Net transfers	14,325	-	(2,650)	(18,119)	-	-
Surrenders for benefit payments and fees	(39,286)	(33,038)	(121,237)	(39,790)	(24,379)	(35,432)
Other transactions	5	21	1	20	(10)	11
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(17)	(8)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(14,254)	(29,549)	(85,553)	(11,827)	(17,439)	(7,459)

Net increase (decrease) in net assets	5,741	(9,769)	(48,118)	55,119	(6,162)	27,249

Beginning of Period	185,510	81,452	554,451	689,863	56,069	323,231

End of Period	$191,251	$71,683	$506,333	$744,982	$49,907	$350,480

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®	American Funds Capital Income Builder®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(476)	$(38)	$30,096	$(37,634)	$125,161	$323,700
Net realized gain (loss) on security transactions	80,582	716	(2,789)	175,862	735,227	386,245
Net realized gain distributions	49,559	1,367	-	293,139	632,668	-
Net unrealized appreciation (depreciation) of investments during the year	79,707	1,250	(2,978)	468,987	1,428,331	1,285,007

Net increase (decrease) in net assets resulting from operations	209,372	3,295	24,329	900,354	2,921,387	1,994,952

Unit transactions:
Purchases	59,882	4,875	64,370	398,213	1,144,725	1,086,628
Net transfers	(123,524)	-	(134,564)	(144,202)	171,928	(174,199)
Surrenders for benefit payments and fees	(157,967)	(3,322)	(34,778)	(338,593)	(3,855,697)	(2,356,190)
Other transactions	88	2	14	337	(162)	272
Death benefits	-	-	-	-	-	-
Net loan activity	(15)	-	(8)	(26)	(180)	(47)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(221,536)	1,555	(104,966)	(84,271)	(2,539,386)	(1,443,536)

Net increase (decrease) in net assets	(12,164)	4,850	(80,637)	816,083	382,001	551,416

Beginning of Period	639,581	12,254	567,436	4,021,014	20,217,361	15,031,581

End of Period	$627,417	$17,104	$486,799	$4,837,097	$20,599,362	$15,582,997

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®	American Funds The Income Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$112,704	$37,196	$(93,722)	$12,294	$(386,241)	$213,320
Net realized gain (loss) on security transactions	1,367,252	996,855	968,569	48,357	3,960,613	396,523
Net realized gain distributions	1,733,055	1,867,222	915,609	20,772	4,534,061	423,799
Net unrealized appreciation (depreciation) of investments during the year	(2,720,668)	879,983	328,994	(165,949)	1,555,466	710,364

Net increase (decrease) in net assets resulting from operations	492,343	3,781,256	2,119,450	(84,526)	9,663,899	1,744,006

Unit transactions:
Purchases	1,757,878	1,319,994	984,334	419,588	3,737,741	864,141
Net transfers	(54,139)	(72,849)	298,363	(78,102)	(586,122)	(354,998)
Surrenders for benefit payments and fees	(4,100,869)	(2,864,015)	(2,038,810)	(927,072)	(8,475,918)	(2,035,295)
Other transactions	102	176	(116)	(22)	641	88
Death benefits	-	-	-	-	-	-
Net loan activity	(466)	(398)	(214)	(75)	(1,083)	(87)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,397,494)	(1,617,092)	(756,443)	(585,683)	(5,324,741)	(1,526,151)

Net increase (decrease) in net assets	(1,905,151)	2,164,164	1,363,007	(670,209)	4,339,158	217,855

Beginning of Period	22,856,757	18,253,496	12,965,860	4,304,694	54,994,663	11,291,099

End of Period	$20,951,606	$20,417,660	$14,328,867	$3,634,485	$59,333,821	$11,508,954

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®	American Funds SMALLCAP World Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$16,995	$(23,313)	$21,560	$37,186	$225,205	$(8,979)
Net realized gain (loss) on security transactions	518,236	290,027	191,135	159,874	1,334,740	151,925
Net realized gain distributions	653,562	268,652	282,045	155,383	1,429,077	86,385
Net unrealized appreciation (depreciation) of investments during the year	1,202,117	(128,029)	870,453	646,398	658,436	(124,700)

Net increase (decrease) in net assets resulting from operations	2,390,910	407,337	1,365,193	998,841	3,647,458	104,631

Unit transactions:
Purchases	787,287	290,689	402,446	380,689	1,593,761	73,213
Net transfers	(161,159)	(141,579)	(25,651)	177,700	(301,008)	(126,191)
Surrenders for benefit payments and fees	(1,614,285)	(576,269)	(658,420)	(478,094)	(3,471,914)	(213,533)
Other transactions	(23)	(14)	6	(25)	203	7
Death benefits	-	-	-	-	-	-
Net loan activity	(87)	(43)	(151)	(60)	(392)	(14)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(988,267)	(427,216)	(281,770)	80,210	(2,179,350)	(266,518)

Net increase (decrease) in net assets	1,402,643	(19,879)	1,083,423	1,079,051	1,468,108	(161,887)

Beginning of Period	10,391,295	3,791,704	5,224,254	4,178,717	27,353,911	1,130,337

End of Period	$11,793,938	$3,771,825	$6,307,677	$5,257,768	$28,822,019	$968,450

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund	Ave Maria Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,722)	$(172)	$(874)	$3,938	$5,509	$(177)
Net realized gain (loss) on security transactions	62,676	236	1,078	32,916	97,702	40
Net realized gain distributions	29,834	11,285	8,231	500,396	137,645	1,663
Net unrealized appreciation (depreciation) of investments during the year	(77,130)	7,061	15,770	362,127	88,799	2,785

Net increase (decrease) in net assets resulting from operations	13,658	18,410	24,205	899,377	329,655	4,311

Unit transactions:
Purchases	29,968	4,055	2,949	14,902	130,666	629
Net transfers	104,261	-	57,461	(40,570)	(106,946)	-
Surrenders for benefit payments and fees	(11,741)	(1,538)	(3,653)	(346,052)	(139,498)	(6)
Other transactions	18	(26)	(6)	54	135	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(1)	-	(17)	(7)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	122,506	2,490	56,751	(371,683)	(115,650)	616

Net increase (decrease) in net assets	136,164	20,900	80,956	527,694	214,005	4,927

Beginning of Period	358,498	72,771	76,000	3,500,935	1,359,200	18,045

End of Period	$494,662	$93,671	$156,956	$4,028,629	$1,573,205	$22,972

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2025 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,003)	$1,213,836	$1,894,812	$567,613	$469,697	$21,051
Net realized gain (loss) on security transactions	16,409	392,579	501,853	169,489	220,052	1,154
Net realized gain distributions	20,464	3,196,289	4,028,199	1,939,035	670,740	54,632
Net unrealized appreciation (depreciation) of investments during the year	(4,447)	(1,772,634)	(1,956,709)	(1,535,991)	(193,500)	(29,377)

Net increase (decrease) in net assets resulting from operations	30,423	3,030,070	4,468,155	1,140,146	1,166,989	47,460

Unit transactions:
Purchases	30,389	1,915,618	2,448,363	810,522	1,083,095	88,907
Net transfers	13,470	458,914	370,375	(538,006)	447,130	212,727
Surrenders for benefit payments and fees	(42,512)	(5,148,766)	(4,371,508)	(2,667,541)	(1,216,723)	(10,292)
Other transactions	43	(57)	374	(54)	(160)	(6)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(2,003)	(2,247)	(1,085)	(309)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	1,390	(2,776,294)	(1,554,643)	(2,396,164)	313,033	291,336

Net increase (decrease) in net assets	31,813	253,776	2,913,512	(1,256,018)	1,480,022	338,796

Beginning of Period	158,496	29,043,728	29,080,173	19,078,978	6,522,920	570,746

End of Period	$190,309	$29,297,504	$31,993,685	$17,822,960	$8,002,942	$909,542

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock U.S. Government Bond Portfolio	BlackRock Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$28,275	$28,558	$51,456	$(1,848)	$1,216	$7,708
Net realized gain (loss) on security transactions	20,122	7,049	3,590	26,227	462	25,970
Net realized gain distributions	50,691	33,500	55,716	46,987	-	285,233
Net unrealized appreciation (depreciation) of investments during the year	(11,450)	10,439	23,424	(10,979)	(5,761)	160,405

Net increase (decrease) in net assets resulting from operations	87,638	79,546	134,186	60,387	(4,083)	479,316

Unit transactions:
Purchases	126,263	137,851	226,224	25,064	24,473	237,749
Net transfers	13,860	2,414	15,015	(19,882)	(961)	(44,114)
Surrenders for benefit payments and fees	(109,019)	(30,267)	(13,864)	(28,586)	(25,564)	(379,564)
Other transactions	(2)	-	12	(3)	3	(193)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(6)	(4)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	31,102	109,998	227,387	(23,407)	(2,055)	(186,126)

Net increase (decrease) in net assets	118,740	189,544	361,573	36,980	(6,138)	293,190

Beginning of Period	695,775	423,134	727,566	388,167	196,650	2,558,528

End of Period	$814,515	$612,678	$1,089,139	$425,147	$190,512	$2,851,718

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund	Calvert Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,651)	$(1,138)	$2,317	$(60,171)	$26,316	$11,561
Net realized gain (loss) on security transactions	5,308	8,920	136,461	709,926	12,538	9,530
Net realized gain distributions	57,494	14,068	13,673	434,796	26,804	-
Net unrealized appreciation (depreciation) of investments during the year	20,717	69	(94,497)	1,754,074	(76,488)	(14,904)

Net increase (decrease) in net assets resulting from operations	78,868	21,919	57,954	2,838,625	(10,830)	6,187

Unit transactions:
Purchases	30,986	22,963	3,079	941,184	258,419	81,247
Net transfers	(164)	(6,036)	-	238,931	111,828	(12,752)
Surrenders for benefit payments and fees	(13,667)	(26,423)	(492,810)	(1,402,931)	(177,774)	(96,302)
Other transactions	22	(28)	(12)	44	408	147
Death benefits	-	-	-	-	-	-
Net loan activity	-	(7)	-	(21)	(36)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	17,177	(9,531)	(489,743)	(222,793)	192,845	(27,660)

Net increase (decrease) in net assets	96,045	12,388	(431,789)	2,615,832	182,015	(21,473)

Beginning of Period	390,873	89,538	472,612	10,056,221	2,091,280	652,841

End of Period	$486,918	$101,926	$40,823	$12,672,053	$2,273,295	$631,368

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund	Calamos International Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,217)	$(1,434)	$(7,519)	$4,071	$1,455	$(25)
Net realized gain (loss) on security transactions	26,656	7,716	36,822	(11,979)	28,658	11
Net realized gain distributions	55,984	18,894	115,081	442,287	60,310	289
Net unrealized appreciation (depreciation) of investments during the year	18,369	10,349	206,351	(307,804)	5,439	(174)

Net increase (decrease) in net assets resulting from operations	96,792	35,525	350,735	126,575	95,862	101

Unit transactions:
Purchases	29,736	16,162	91,050	135,787	18,084	-
Net transfers	(54,573)	(7,363)	59,483	10,568	(21,366)	-
Surrenders for benefit payments and fees	(37,874)	(18,177)	(199,024)	(190,713)	(173,171)	(3)
Other transactions	45	(17)	45	(57)	(29)	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	(17)	(9)	(5)	(24)	(3)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(62,683)	(9,404)	(48,451)	(44,439)	(176,485)	(10)

Net increase (decrease) in net assets	34,109	26,121	302,284	82,136	(80,623)	91

Beginning of Period	443,034	131,644	1,174,396	1,613,066	465,912	1,852

End of Period	$477,143	$157,765	$1,476,680	$1,695,202	$385,289	$1,943

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$937	$(32,203)	$(851)	$2,185	$62	$218,131
Net realized gain (loss) on security transactions	11,165	94,842	6,053	30	-	28,871
Net realized gain distributions	15,809	1,095,086	10,288	1,210	120	139,985
Net unrealized appreciation (depreciation) of investments during the year	51,162	(452,504)	8,897	(3,764)	(213)	(701,474)

Net increase (decrease) in net assets resulting from operations	79,073	705,221	24,387	(339)	(31)	(314,487)

Unit transactions:
Purchases	19,677	327,715	20,529	8,206	204	1,360,084
Net transfers	(6,446)	40,411	(8,788)	134,187	-	1,715,938
Surrenders for benefit payments and fees	(35,893)	(1,156,312)	(24,598)	(147)	(2)	(1,630,033)
Other transactions	(7)	(435)	(25)	15	-	(81)
Death benefits	-	-	-	-	-	-
Net loan activity	(2)	(46)	-	-	-	(205)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(22,671)	(788,667)	(12,882)	142,261	202	1,445,703

Net increase (decrease) in net assets	56,402	(83,446)	11,505	141,922	171	1,131,216

Beginning of Period	255,390	5,699,589	112,429	40,469	2,617	14,677,258

End of Period	$311,792	$5,616,143	$123,934	$182,391	$2,788	$15,808,474

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BNY Mellon Variable Investment Fund Appreciation Portfolio	BNY Mellon International Stock Index Fund	BNY Mellon MidCap Index Fund	BNY Mellon Small Cap Stock Index Fund	BNY Mellon Variable Investment Fund Growth and Income Portfo	BNY Mellon Sustainable U.S. Equity Portfolio
	Sub-Account (43)	Sub-Account (44)	Sub-Account (45)	Sub-Account (46)	Sub-Account (47)	Sub-Account (48)
Operations:
Net investment income (loss)	$(63)	$11,703	$127,297	$88,554	$-	$3
Net realized gain (loss) on security transactions	32	11,273	466,366	583,723	33	16
Net realized gain distributions	2,134	-	2,583,136	1,329,595	16	168
Net unrealized appreciation (depreciation) of investments during the year	3,415	16,313	1,000,694	1,272,218	(11)	1,587

Net increase (decrease) in net assets resulting from operations	5,518	39,289	4,177,493	3,274,090	38	1,774

Unit transactions:
Purchases	2,095	3	1,609,145	1,153,001	187	-
Net transfers	-	(20,551)	(602,241)	(557,838)	-	-
Surrenders for benefit payments and fees	-	(26,619)	(1,887,462)	(1,708,580)	(352)	-
Other transactions	(13)	(7)	210	66	(5)	3
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(186)	(86)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	2,082	(47,174)	(880,534)	(1,113,437)	(170)	3

Net increase (decrease) in net assets	7,600	(7,885)	3,296,959	2,160,653	(132)	1,777

Beginning of Period	20,078	361,855	17,838,201	12,894,667	132	6,785

End of Period	$27,678	$353,970	$21,135,160	$15,055,320	$-	$8,562

43	Formerly Dreyfus VIF Appreciation Portfolio. Change effective May 31, 2019

44	Formerly Dreyfus International Stock Index Fund. Change effective May 31, 2019

45	Formerly Dreyfus MidCap Index Fund. Change effective May 31, 2019

46	Formerly Dreyfus SmallCap Stock Index Fund. Change effective May 31, 2019

47	Formerly Dreyfus VIF Growth and Income Portfolio. Change effective May 31, 2019

48	Formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BNY Mellon S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund
	Sub-Account (49)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$239,037	$2,427	$19,791	$(3,815)	$186,421	$(164)
Net realized gain (loss) on security transactions	780,518	85,279	31,192	83,698	11,102	1,786
Net realized gain distributions	4,334,993	106,854	77,552	58,785	-	17,482
Net unrealized appreciation (depreciation) of investments during the year	3,597,845	164,773	208,176	29,731	4,949	9,556

Net increase (decrease) in net assets resulting from operations	8,952,393	359,333	336,711	168,399	202,472	28,660

Unit transactions:
Purchases	3,635,723	106,784	49,313	75,483	223,155	30,515
Net transfers	(227,734)	75,694	(4,685)	(67,958)	96,803	801
Surrenders for benefit payments and fees	(3,363,402)	(330,261)	(108,815)	(369,396)	(849,597)	(6,274)
Other transactions	(222)	18	(10)	(63)	402	(3)
Death benefits	-	-	-	-	-	-
Net loan activity	(456)	(19)	-	(19)	(142)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	43,909	(147,784)	(64,197)	(361,953)	(529,379)	25,039

Net increase (decrease) in net assets	8,996,302	211,549	272,514	(193,554)	(326,907)	53,699

Beginning of Period	32,408,037	1,596,307	1,451,768	988,886	4,299,845	213,150

End of Period	$41,404,339	$1,807,856	$1,724,282	$795,332	$3,972,938	$266,849

49	Formerly Dreyfus S&P 500 Index Fund. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Eaton Vance Atlanta Capital SMID-Cap Fund	Allspring Asset Allocation Fund	Allspring Emerging Markets Equity Fund	Allspring Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund
	Sub-Account	Sub-Account (25)	Sub-Account (28)	Sub-Account (29)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,758)	$(129)	$(16,307)	$101	$(48,753)	$(17,577)
Net realized gain (loss) on security transactions	23,300	21,351	202,133	164	672,127	82,264
Net realized gain distributions	110,646	13,017	-	1,807	1,084,702	1,201,380
Net unrealized appreciation (depreciation) of investments during the year	54,344	(14,810)	(451,039)	(118)	(700,961)	(1,170,819)

Net increase (decrease) in net assets resulting from operations	185,532	19,429	(265,213)	1,954	1,007,115	95,248

Unit transactions:
Purchases	75,773	12,019	237,923	5,530	433,484	152,624
Net transfers	29,085	969	74,444	(1,664)	(142,569)	105,458
Surrenders for benefit payments and fees	(87,573)	(100,308)	(524,323)	(138)	(719,485)	(162,359)
Other transactions	(31)	(29)	(13)	6	(1)	(5)
Death benefits	-	-	-	-	-	-
Net loan activity	(5)	(46)	(57)	-	(115)	(85)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	17,249	(87,395)	(212,026)	3,734	(428,686)	95,633

Net increase (decrease) in net assets	202,781	(67,966)	(477,239)	5,688	578,429	190,881

Beginning of Period	830,319	176,167	2,489,362	12,848	6,130,072	2,580,490

End of Period	$1,033,100	$108,201	$2,012,123	$18,536	$6,708,501	$2,771,371

25	Formerly Wells Fargo Asset Allocation Fund, Name changed to Allspring Asset Allocation Fund, Change effective December 6, 2021

28	Formerly Wells Fargo Emerging Markets Equity Fund, Name changed to Allspring Emerging Markets Equity Fund, Change effective December 6, 2021

29	Formerly Wells Fargo Utility & Telecommunications Fund, Name changed to Allspring Utility & Telecommunications Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,440)	$(1,505)	$(239)	$(4,327)	$562	$(15,866)
Net realized gain (loss) on security transactions	71,665	1,352	174	38,207	4,000	78,440
Net realized gain distributions	108,261	38,510	3,801	94,754	20,173	237,732
Net unrealized appreciation (depreciation) of investments during the year	(205,872)	(35,514)	248	18,554	48,647	201,292

Net increase (decrease) in net assets resulting from operations	(30,386)	2,843	3,984	147,188	73,382	501,598

Unit transactions:
Purchases	61,790	12,301	2,871	61,919	-	191,718
Net transfers	(69,868)	16,469	397	11,390	9,295	13,393
Surrenders for benefit payments and fees	(137,634)	(5,072)	(22)	(113,111)	(3,792)	(186,801)
Other transactions	(16)	70	(24)	13	(17)	7
Death benefits	-	-	-	-	-	-
Net loan activity	(7)	-	-	(8)	-	(132)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(145,735)	23,768	3,222	(39,797)	5,486	18,185

Net increase (decrease) in net assets	(176,121)	26,611	7,206	107,391	78,868	519,783

Beginning of Period	754,973	121,833	16,844	714,629	223,972	2,115,561

End of Period	$578,852	$148,444	$24,050	$822,020	$302,840	$2,635,344

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Federated Hermes Equity Income Fund, Inc.	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Short-Term Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(305)	$1,541	$(2,124)	$151	$(46,233)	$548
Net realized gain (loss) on security transactions	1,856	(201)	507	6	203,535	209
Net realized gain distributions	19,204	-	70,191	-	535,533	78
Net unrealized appreciation (depreciation) of investments during the year	1,542	(5,805)	(9,967)	(6)	(584,577)	(1,474)

Net increase (decrease) in net assets resulting from operations	22,297	(4,465)	58,607	151	108,258	(639)

Unit transactions:
Purchases	22,218	15,574	13,917	-	367,304	-
Net transfers	-	5,104	11,019	-	(919)	-
Surrenders for benefit payments and fees	(9,632)	(11,566)	(136)	(137)	(732,481)	(6,922)
Other transactions	(15)	(17)	(45)	17	(44)	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(24)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	12,571	9,095	24,755	(120)	(366,164)	(6,929)

Net increase (decrease) in net assets	34,868	4,630	83,362	31	(257,906)	(7,568)

Beginning of Period	109,189	154,206	264,026	4,527	6,290,468	96,049

End of Period	$144,057	$158,836	$347,388	$4,558	$6,032,562	$88,481

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,895	$(144)	$3	$(8,259)	$(81)	$4,202
Net realized gain (loss) on security transactions	597	3,714	201	269,130	130	1,365
Net realized gain distributions	1,216	5,125	847	104,667	3,909	38,509
Net unrealized appreciation (depreciation) of investments during the year	(5,355)	6,794	(784)	(209,540)	4,950	(6,822)

Net increase (decrease) in net assets resulting from operations	(1,647)	15,489	267	155,998	8,908	37,254

Unit transactions:
Purchases	4,097	790	538	38,994	1,980	13,680
Net transfers	(114)	1,210	-	199,997	-	419,035
Surrenders for benefit payments and fees	(17,248)	(7,080)	(749)	(403,664)	(154)	(21,404)
Other transactions	(13)	(23)	(1)	(1)	16	7
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(13,278)	(5,103)	(212)	(164,674)	1,842	411,318

Net increase (decrease) in net assets	(14,925)	10,386	55	(8,676)	10,750	448,572

Beginning of Period	140,459	56,551	6,642	1,169,060	46,074	45,523

End of Period	$125,534	$66,937	$6,697	$1,160,384	$56,824	$494,095

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,281	$3,749	$587	$4,068	$647	$2,327
Net realized gain (loss) on security transactions	94,170	49,722	58	2,161	35	18,038
Net realized gain distributions	149,332	13,576	5,934	32,589	3,946	18,374
Net unrealized appreciation (depreciation) of investments during the year	81,596	9,148	3,000	46,779	1,779	12,259

Net increase (decrease) in net assets resulting from operations	329,379	76,195	9,579	85,597	6,407	50,998

Unit transactions:
Purchases	58,175	378	-	2,660	-	-
Net transfers	107,595	59,759	-	-	27,743	(2,646)
Surrenders for benefit payments and fees	(351,722)	(206,818)	-	(6,093)	(70)	(73,073)
Other transactions	(6)	(7)	14	(14)	10	(20)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	(14,018)	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(199,976)	(146,688)	14	(3,447)	27,683	(75,739)

Net increase (decrease) in net assets	129,403	(70,493)	9,593	82,150	34,090	(24,741)

Beginning of Period	1,964,516	323,159	107,835	733,666	85,258	513,670

End of Period	$2,093,919	$252,666	$117,428	$815,816	$119,348	$488,929

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(177)	$9,341	$33,193	$77,563	$167,135	$5,657
Net realized gain (loss) on security transactions	6,137	79,707	2,002	(10,073)	(173,445)	(972)
Net realized gain distributions	18	36,073	-	-	-	-
Net unrealized appreciation (depreciation) of investments during the year	(2,915)	(177,759)	(1,763)	(30,945)	(200,217)	(19,019)

Net increase (decrease) in net assets resulting from operations	3,063	(52,638)	33,432	36,545	(206,527)	(14,334)

Unit transactions:
Purchases	600	87,595	72,768	246,860	404,770	30,048
Net transfers	-	30,023	83,985	421,450	(211,087)	(4,543)
Surrenders for benefit payments and fees	(15,852)	(296,406)	(112,966)	(315,359)	(488,506)	(6,773)
Other transactions	(17)	(4)	(27)	26	(11)	13
Death benefits	-	-	-	-	-	-
Net loan activity	-	(35)	-	(11)	(6)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(15,269)	(178,827)	43,760	352,966	(294,840)	18,745

Net increase (decrease) in net assets	(12,206)	(231,465)	77,192	389,511	(501,367)	4,411

Beginning of Period	14,485	1,073,798	779,171	2,472,286	3,914,628	457,635

End of Period	$2,279	$842,333	$856,363	$2,861,797	$3,413,261	$462,046

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,299)	$140,404	$14,014	$257,473	$(26,783)	$3,484
Net realized gain (loss) on security transactions	107,338	174,868	28,362	114,917	343,749	1,605
Net realized gain distributions	312,058	547,031	-	138,706	300,736	-
Net unrealized appreciation (depreciation) of investments during the year	337,352	765,689	29,982	529,012	(4,490)	(12,175)

Net increase (decrease) in net assets resulting from operations	750,449	1,627,992	72,358	1,040,108	613,212	(7,086)

Unit transactions:
Purchases	245,299	805,445	113,278	426,276	215,836	29,198
Net transfers	(36,066)	(743,712)	(54,613)	(115,954)	26,700	(48,961)
Surrenders for benefit payments and fees	(400,001)	(1,297,407)	(227,878)	(1,009,339)	(330,496)	(83,956)
Other transactions	(60)	(61)	5	(10)	(118)	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	(110)	(75)	(28)	(7)	(34)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(190,938)	(1,235,810)	(169,236)	(699,034)	(88,112)	(103,726)

Net increase (decrease) in net assets	559,511	392,182	(96,878)	341,074	525,100	(110,812)

Beginning of Period	3,122,464	8,974,517	1,558,462	6,570,279	3,059,667	374,171

End of Period	$3,681,975	$9,366,699	$1,461,584	$6,911,353	$3,584,767	$263,359

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Franklin Mutual U.S. Value Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund
	Sub-Account (50)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$15,318	$10,981	$82,728	$(12,487)	$36,027	$112,167
Net realized gain (loss) on security transactions	(20,409)	48,903	64,766	243,435	55,164	227,442
Net realized gain distributions	232,532	43,538	268,447	603,032	147,349	850,469
Net unrealized appreciation (depreciation) of investments during the year	237,634	48,926	195,500	(377,373)	(57,922)	(65,966)

Net increase (decrease) in net assets resulting from operations	465,075	152,348	611,441	456,607	180,618	1,124,112

Unit transactions:
Purchases	9,132	42,894	242,300	41,318	163,901	548,072
Net transfers	139,449	(943)	(38,069)	(78,012)	24,151	(63,974)
Surrenders for benefit payments and fees	(260,256)	(248,865)	(630,331)	(604,956)	(625,481)	(1,118,442)
Other transactions	(42)	5	259	(245)	-	39
Death benefits	-	-	-	-	-	-
Net loan activity	-	(58)	(34)	(4)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(111,717)	(206,967)	(425,875)	(641,899)	(437,429)	(634,305)

Net increase (decrease) in net assets	353,358	(54,619)	185,566	(185,292)	(256,811)	489,807

Beginning of Period	1,744,323	1,011,738	3,375,402	4,650,860	2,797,832	7,523,544

End of Period	$2,097,681	$957,119	$3,560,968	$4,465,568	$2,541,021	$8,013,351

50	Formerly Franklin Balance Sheet Investment Fund. Change effective May 31, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Highland Socially Responsible Equity Fund	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund
	Sub-Account	Sub-Account	Sub-Account (36)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$113,893	$162,861	$(89)	$988	$(114)	$823
Net realized gain (loss) on security transactions	142,194	64,205	(8,571)	130	21	210
Net realized gain distributions	719,545	-	-	1,731	1,442	-
Net unrealized appreciation (depreciation) of investments during the year	(149,867)	16,617	10,783	1,406	1,113	(6,151)

Net increase (decrease) in net assets resulting from operations	825,765	243,683	2,123	4,255	2,462	(5,118)

Unit transactions:
Purchases	426,000	140,811	1,528	2,190	3,986	14,123
Net transfers	(72,018)	(144,481)	-	-	-	-
Surrenders for benefit payments and fees	(1,040,785)	(619,923)	(762)	(195)	(5)	(3,235)
Other transactions	73	1	(60,842)	6	35	(13)
Death benefits	-	-	-	-	-	-
Net loan activity	(164)	(4)	-	(4)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(686,894)	(623,596)	(60,076)	1,997	4,016	10,875

Net increase (decrease) in net assets	138,871	(379,913)	(57,953)	6,252	6,478	5,757

Beginning of Period	7,526,190	4,834,874	57,953	44,573	8,649	160,957

End of Period	$7,665,061	$4,454,961	$-	$50,825	$15,127	$166,714

36	Highland Socially Responsible Equity Fund merged with NexPoint Merger Arbitrage Fund, effective March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund	Goldman Sachs Growth Opportunities Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$-	$2,685	$662	$(10,302)	$38	$(2,564)
Net realized gain (loss) on security transactions	-	8,235	10,485	(5,726)	62	141,858
Net realized gain distributions	7	15,556	8,293	238,185	1,267	640,760
Net unrealized appreciation (depreciation) of investments during the year	-	(62,732)	6,001	(89,203)	1,690	345,373

Net increase (decrease) in net assets resulting from operations	7	(36,256)	25,441	132,954	3,057	1,125,427

Unit transactions:
Purchases	-	113,228	3,927	109,597	6,037	173,991
Net transfers	-	(121,199)	994	75,147	-	(178,006)
Surrenders for benefit payments and fees	(1)	(124,136)	(25,424)	(167,307)	(35)	(626,871)
Other transactions	11	13	1	25	(1)	75
Death benefits	-	-	-	-	-	-
Net loan activity	-	(19)	(4)	(27)	-	(196)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	10	(132,113)	(20,506)	17,435	6,001	(631,007)

Net increase (decrease) in net assets	17	(168,369)	4,935	150,389	9,058	494,420

Beginning of Period	14	1,270,285	130,150	1,210,785	18,180	4,024,248

End of Period	$31	$1,101,916	$135,085	$1,361,174	$27,238	$4,518,668

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund	Goldman Sachs Large Cap Value Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(21,879)	$(1,076)	$24,948	$153	$(3,199)	$57
Net realized gain (loss) on security transactions	219,384	130	(737)	16,157	3,565	1
Net realized gain distributions	1,076,596	20,205	-	41,490	39,090	-
Net unrealized appreciation (depreciation) of investments during the year	(12,910)	8,527	(5,570)	29,680	(22,401)	86

Net increase (decrease) in net assets resulting from operations	1,261,191	27,786	18,641	87,480	17,055	144

Unit transactions:
Purchases	548,554	14,630	63,237	38,527	13,595	180
Net transfers	(192,364)	-	18,593	12,323	1,702	-
Surrenders for benefit payments and fees	(913,015)	(53)	(45,509)	(131,690)	(10,403)	(2)
Other transactions	24	(46)	(61)	1	(68)	(3)
Death benefits	-	-	-	-	-	-
Net loan activity	(27)	-	(1)	(22)	(4)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(556,828)	14,531	36,259	(80,861)	4,822	175

Net increase (decrease) in net assets	704,363	42,317	54,900	6,619	21,877	319

Beginning of Period	5,183,098	126,854	621,486	401,387	262,729	1,931

End of Period	$5,887,461	$169,171	$676,386	$408,006	$284,606	$2,250

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$32,543	$245,266	$(22,432)	$250,397	$(24,694)	$(41,098)
Net realized gain (loss) on security transactions	190,629	25,490	418,438	721,882	54,555	639,796
Net realized gain distributions	400,433	311,474	1,804,332	1,344,505	482,211	583,855
Net unrealized appreciation (depreciation) of investments during the year	688,456	(765,665)	602,123	5,216,957	(99,308)	1,849,159

Net increase (decrease) in net assets resulting from operations	1,312,061	(183,435)	2,802,461	7,533,741	412,764	3,031,712

Unit transactions:
Purchases	115,856	406,097	137,975	477,698	256,927	650,878
Net transfers	(43,515)	93,293	(667,629)	(645,086)	(2,411)	226,421
Surrenders for benefit payments and fees	(606,504)	(1,257,515)	(3,026,805)	(4,045,265)	(799,118)	(2,462,191)
Other transactions	(17)	4,744	606	(2,055)	337	298
Death benefits	-	-	-	-	-	-
Net loan activity	(61)	(114)	(62)	(75)	(97)	(175)
Net annuity transactions	-	(19,199)	(4,194)	(3,486)	-	-

Net increase (decrease) in net assets resulting from unit transactions	(534,241)	(772,694)	(3,560,109)	(4,218,269)	(544,362)	(1,584,769)

Net increase (decrease) in net assets	777,820	(956,129)	(757,648)	3,315,472	(131,598)	1,446,943

Beginning of Period	7,182,879	13,189,173	21,389,501	25,706,912	4,641,075	13,184,357

End of Period	$7,960,699	$12,233,044	$20,631,853	$29,022,384	$4,509,477	$14,631,300

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,006	$(32,715)	$(2,295)	$(20,751)	$(6,584)	$30,476
Net realized gain (loss) on security transactions	18,211	685,759	(558)	371,448	9,987	270,218
Net realized gain distributions	-	2,245,070	-	702,259	69,470	185,270
Net unrealized appreciation (depreciation) of investments during the year	49,905	(1,480,924)	(36,490)	(941,518)	(49,274)	652,748

Net increase (decrease) in net assets resulting from operations	70,122	1,417,190	(39,343)	111,438	23,599	1,138,712

Unit transactions:
Purchases	93,513	39,244	272,904	83,793	109,031	46,759
Net transfers	94,510	(1,182,474)	(10,078)	(160,368)	20,563	(135,230)
Surrenders for benefit payments and fees	(76,866)	(2,252,730)	(555,567)	(915,501)	(31,864)	(504,846)
Other transactions	47	782	6	8	(37)	(31)
Death benefits	-	-	-	-	-	-
Net loan activity	(1)	(9)	(132)	(11)	-	(27)
Net annuity transactions	-	-	(6,853)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	111,203	(3,395,187)	(299,720)	(992,079)	97,693	(593,375)

Net increase (decrease) in net assets	181,325	(1,977,997)	(339,063)	(880,641)	121,292	545,337

Beginning of Period	981,302	15,543,870	4,037,427	6,282,544	761,127	5,054,224

End of Period	$1,162,627	$13,565,873	$3,698,364	$5,401,903	$882,419	$5,599,561

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund	The Hartford Small Company Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,420	$3,852	$367	$811	$(6,744)	$(3,820)
Net realized gain (loss) on security transactions	2,699	4,120	20,168	22,425	59,843	17,798
Net realized gain distributions	10,085	-	44,061	28,412	78,996	72,755
Net unrealized appreciation (depreciation) of investments during the year	15,159	(4,615)	160,185	(32,309)	(61,750)	(85,512)

Net increase (decrease) in net assets resulting from operations	32,363	3,357	224,781	19,339	70,345	1,221

Unit transactions:
Purchases	16,483	25,466	75,272	39,729	84,024	28,565
Net transfers	13,432	3,544	(22,461)	6,310	(9,849)	(9,538)
Surrenders for benefit payments and fees	(21,916)	(11,694)	(52,100)	(5,184)	(184,932)	(30,621)
Other transactions	4	(12)	(10)	17	(23)	(46)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(4)	-	(25)	(10)	(10)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	8,003	17,300	701	40,847	(110,790)	(11,650)

Net increase (decrease) in net assets	40,366	20,657	225,482	60,186	(40,445)	(10,429)

Beginning of Period	235,616	113,077	755,941	302,444	892,906	409,208

End of Period	$275,982	$133,734	$981,423	$362,630	$852,461	$398,779

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	Hartford Quality Value Fund	Hartford Moderate Allocation Fund	The Hartford Conservative Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (52)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,419	$(6,756)	$(3,506)	$33	$24,785	$3,600
Net realized gain (loss) on security transactions	3,067	50,702	3,435	3	42,822	66,414
Net realized gain distributions	9,318	38,590	66,651	160	106,066	15,744
Net unrealized appreciation (depreciation) of investments during the year	(26,276)	(27,523)	(48,186)	559	21,250	(60,629)

Net increase (decrease) in net assets resulting from operations	(6,472)	55,013	18,394	755	194,923	25,129

Unit transactions:
Purchases	69,369	47,282	68,144	-	183,209	69,999
Net transfers	68,087	(139,379)	(8,773)	-	(43,767)	(11,416)
Surrenders for benefit payments and fees	(16,876)	(158,511)	(4,550)	(1)	(220,231)	(486,685)
Other transactions	(9)	86	(415)	8	24	12
Death benefits	-	-	-	-	-	-
Net loan activity	(8)	-	-	-	(199)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	120,563	(250,522)	54,406	7	(80,964)	(428,090)

Net increase (decrease) in net assets	114,091	(195,509)	72,800	762	113,959	(402,961)

Beginning of Period	463,161	636,339	290,812	2,790	2,272,535	938,228

End of Period	$577,252	$440,830	$363,612	$3,552	$2,386,494	$535,267

52	Formerly The Hartford Value Opportunities Fund. Change effective November 1, 2017

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund	The Hartford MidCap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(46,675)	$48,382	$9,081	$4,266	$4,738	$(441)
Net realized gain (loss) on security transactions	366,048	41,944	2,977	41,257	12,895	253
Net realized gain distributions	951,005	177,672	-	49,862	24,062	3,720
Net unrealized appreciation (depreciation) of investments during the year	(156,262)	110,294	5,175	48,647	520	7,759

Net increase (decrease) in net assets resulting from operations	1,114,116	378,292	17,233	144,032	42,215	11,291

Unit transactions:
Purchases	348,359	262,938	54,985	79,191	45,655	11,098
Net transfers	(248,638)	(10,546)	12,493	(66,578)	(2,961)	25
Surrenders for benefit payments and fees	(1,139,502)	(149,569)	(26,541)	(73,118)	(144,867)	(567)
Other transactions	92	(20)	(16)	101	5	(13)
Death benefits	-	-	-	-	-	-
Net loan activity	(31)	(90)	-	(32)	-	(5)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,039,720)	102,713	40,921	(60,436)	(102,168)	10,538

Net increase (decrease) in net assets	74,396	481,005	58,154	83,596	(59,953)	21,829

Beginning of Period	8,254,514	2,903,120	447,766	621,327	496,694	38,860

End of Period	$8,328,910	$3,384,125	$505,920	$704,923	$436,741	$60,689

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Science and Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (13)	Sub-Account (10)
Operations:
Net investment income (loss)	$1,320	$(2,098)	$(10,251)	$18,260	$(6,033)	$(20,480)
Net realized gain (loss) on security transactions	30,108	218,091	114,108	(14,279)	47,094	167,929
Net realized gain distributions	-	5,862	332,420	-	75,169	641,349
Net unrealized appreciation (depreciation) of investments during the year	105,948	(162,586)	(242,180)	200,780	93,954	(466,787)

Net increase (decrease) in net assets resulting from operations	137,376	59,269	194,097	204,761	210,184	322,011

Unit transactions:
Purchases	14,985	6,792	112,295	87,989	43,602	214,036
Net transfers	(13,312)	(186,183)	(12,165)	19,942	17,311	(119,286)
Surrenders for benefit payments and fees	(47,281)	(458,191)	(301,729)	(78,489)	(120,310)	(306,300)
Other transactions	(22)	(20)	(24)	(2)	(40)	41
Death benefits	-	-	-	-	-	-
Net loan activity	(15)	-	(96)	-	(1)	(44)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(45,645)	(637,602)	(201,719)	29,440	(59,438)	(211,553)

Net increase (decrease) in net assets	91,731	(578,333)	(7,622)	234,201	150,746	110,458

Beginning of Period	515,584	640,414	1,534,050	790,117	734,817	2,219,092

End of Period	$607,315	$62,081	$1,526,428	$1,024,318	$885,563	$2,329,550

9	Formerly Ivy Natural Resources Fund, Name changed to Delaware Ivy Natural Resources, Change effective January 7, 2021

10	Formerly Ivy Science & Technology Fund, Name changed to DELAWARE IVY Science And Technology, Change effective January 7, 2021

13	Formerly Ivy Large Cap Growth Fund, Name changed to Delaware IVY Large Cap Growth, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Delaware Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio	Janus Henderson Overseas Portfolio
	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,126	$(29,318)	$(587)	$(334)	$508	$635
Net realized gain (loss) on security transactions	9,828	174,714	6,350	9,693	7,812	10,170
Net realized gain distributions	52,147	485,686	15,830	7,016	2,079	-
Net unrealized appreciation (depreciation) of investments during the year	(5,448)	198,588	31,777	(2,991)	29,785	14,423

Net increase (decrease) in net assets resulting from operations	61,653	829,670	53,370	13,384	40,184	25,228

Unit transactions:
Purchases	35,625	7,522	180	332	-	3,230
Net transfers	237,723	(230,965)	-	(18,232)	-	(49,745)
Surrenders for benefit payments and fees	(89,658)	(159,640)	(11,992)	(11,903)	(21,801)	(26,127)
Other transactions	7	(14)	5	(29)	(1)	(16)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	(5,177)	(2,701)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	183,697	(388,274)	(14,508)	(29,832)	(21,802)	(72,658)

Net increase (decrease) in net assets	245,350	441,396	38,862	(16,448)	18,382	(47,430)

Beginning of Period	382,419	3,946,204	314,918	98,141	253,223	208,155

End of Period	$627,769	$4,387,600	$353,780	$81,693	$271,605	$160,725

12	Formerly Ivy Asset Strategy Fund , Name changed to Delaware IVY Asset Strategy, Change effective January 7, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund	Janus Henderson Global Research Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$563	$(58,999)	$(1,726)	$(15,968)	$80	$(1,243)
Net realized gain (loss) on security transactions	12	575,834	179,978	103,204	83,060	11,998
Net realized gain distributions	-	987,117	113,449	264,685	-	21,985
Net unrealized appreciation (depreciation) of investments during the year	(1,393)	488,650	124,631	(93,569)	141,254	2,227

Net increase (decrease) in net assets resulting from operations	(818)	1,992,602	416,332	258,352	224,394	34,967

Unit transactions:
Purchases	8,034	350,005	280,269	183,797	104,878	4,436
Net transfers	-	(258,609)	263,805	(9,835)	(94,699)	396
Surrenders for benefit payments and fees	-	(1,055,205)	(26,979)	(126,724)	(179,510)	(26,629)
Other transactions	-	(57)	(25)	(6)	17	212
Death benefits	-	-	-	-	-	-
Net loan activity	-	(138)	(125)	(9)	(35)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	8,034	(964,004)	516,945	47,223	(169,349)	(21,585)

Net increase (decrease) in net assets	7,216	1,028,598	933,277	305,575	55,045	13,382

Beginning of Period	47,678	9,630,116	2,281,634	1,595,725	1,902,715	210,337

End of Period	$54,894	$10,658,714	$3,214,911	$1,901,300	$1,957,760	$223,719

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund	PGIM Jennison 20/20 Focus Fund	MassMutual High Yield Fund	JPMorgan Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (31)	Sub-Account (15)	Sub-Account
Operations:
Net investment income (loss)	$(5,385)	$15	$(8,834)	$(2,477)	$141,499	$(3,461)
Net realized gain (loss) on security transactions	43,227	500	(16,988)	(36,223)	41,029	28,410
Net realized gain distributions	125,125	-	293,637	107,119	-	28,923
Net unrealized appreciation (depreciation) of investments during the year	56,593	3,495	(166,673)	(31,189)	1,819	2,536

Net increase (decrease) in net assets resulting from operations	219,560	4,010	101,142	37,230	184,347	56,408

Unit transactions:
Purchases	123,483	4,385	78,989	25,292	222,593	2,497
Net transfers	(41,527)	(1,517)	22,917	(273,001)	(110,188)	(196,386)
Surrenders for benefit payments and fees	(327,201)	(2,521)	(160,535)	(27,472)	(367,942)	(11)
Other transactions	(5)	9	(5)		52	(32)
Death benefits	-	-	-	-	-	-
Net loan activity	(4)	(14)	(2)	(2)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(245,254)	342	(58,636)	(275,183)	(255,485)	(193,932)

Net increase (decrease) in net assets	(25,694)	4,352	42,506	(237,953)	(71,138)	(137,524)

Beginning of Period	1,257,423	15,853	968,272	237,953	2,592,123	355,726

End of Period	$1,231,729	$20,205	$1,010,778	$-	$2,520,985	$218,202

15	Formerly MassMutual Premier High Yield Fund, Name changed to MassMutual High Yield Fund, Change effective April 30, 2021
31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan SmartRetirement 2020 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$24,337	$(581)	$(18,423)	$648	$(5,372)	$62,173
Net realized gain (loss) on security transactions	15,175	1,452	72,133	22,448	28,288	79,357
Net realized gain distributions	12,266	10,946	197,266	76,823	108,700	345,816
Net unrealized appreciation (depreciation) of investments during the year	(83,841)	(4,594)	(366,082)	(1,692)	86,019	(257,929)

Net increase (decrease) in net assets resulting from operations	(32,063)	7,223	(115,106)	98,227	217,635	229,417

Unit transactions:
Purchases	179,254	5,261	117,046	34,580	103,862	293,723
Net transfers	180,469	(5,383)	(159,776)	139,484	111,727	(180,069)
Surrenders for benefit payments and fees	(683,919)	(122)	(50,794)	(33,049)	(81,258)	(2,018,887)
Other transactions	(2)	10	34	(60)	(34)	(20)
Death benefits	-	-	-	-	-	-
Net loan activity	(41)	-	(6)	-	-	(46)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(324,239)	(234)	(93,496)	140,955	134,297	(1,905,299)

Net increase (decrease) in net assets	(356,302)	6,989	(208,602)	239,182	351,932	(1,675,882)

Beginning of Period	2,051,267	52,669	1,683,281	283,963	740,757	5,141,854

End of Period	$1,694,965	$59,658	$1,474,679	$523,145	$1,092,689	$3,465,972

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$146,477	$165,979	$109,014	$144,525	$69,016	$86,984
Net realized gain (loss) on security transactions	91,756	168,796	127,765	118,897	292,311	156,373
Net realized gain distributions	840,830	785,524	730,165	973,133	471,480	515,558
Net unrealized appreciation (depreciation) of investments during the year	(429,398)	(289,872)	(310,642)	(294,576)	(215,321)	(163,371)

Net increase (decrease) in net assets resulting from operations	649,665	830,427	656,302	941,979	617,486	595,544

Unit transactions:
Purchases	865,004	1,036,039	671,075	964,912	597,225	637,507
Net transfers	(323,230)	84,872	187,196	104,790	(37,309)	156,935
Surrenders for benefit payments and fees	(762,869)	(1,465,850)	(651,415)	(506,094)	(1,178,416)	(548,371)
Other transactions	(116)	14	(74)	(2,034)	(11)	(76)
Death benefits	-	-	-	-	-	-
Net loan activity	(264)	(100)	(53)	(100)	(95)	(121)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(221,475)	(345,025)	206,729	561,474	(618,606)	245,874

Net increase (decrease) in net assets	428,190	485,402	863,031	1,503,453	(1,120)	841,418

Beginning of Period	8,660,869	8,680,424	5,162,266	6,258,572	3,965,280	3,623,625

End of Period	$9,089,059	$9,165,826	$6,025,297	$7,762,025	$3,964,160	$4,465,043

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund	Lord Abbett Fundamental Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$18,469	$35,962	$2,605	$(1,995)	$2,299	$11,151
Net realized gain (loss) on security transactions	5,683	63,861	(5,130)	531	9,843	58,519
Net realized gain distributions	77,268	152,775	-	31,374	13,108	275,845
Net unrealized appreciation (depreciation) of investments during the year	(34,197)	(22,090)	5,524	23,487	84,772	294,954

Net increase (decrease) in net assets resulting from operations	67,223	230,508	2,999	53,397	110,022	640,469

Unit transactions:
Purchases	91,507	494,846	34,447	15,129	36,509	148,001
Net transfers	(26,434)	51,018	(137,176)	-	(8,220)	(188,921)
Surrenders for benefit payments and fees	(588,444)	(275,524)	(36,682)	-	(66,939)	(351,065)
Other transactions	(6)	(43)	(38)	(23)	77	136
Death benefits	-	-	-	-	-	-
Net loan activity	(4)	(145)	-	-	-	(8)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(523,381)	270,152	(139,449)	15,106	(38,573)	(391,857)

Net increase (decrease) in net assets	(456,158)	500,660	(136,450)	68,503	71,449	248,612

Beginning of Period	1,454,972	1,362,071	350,984	217,623	483,927	2,443,314

End of Period	$998,814	$1,862,731	$214,534	$286,126	$555,376	$2,691,926

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	Lord Abbett Dividend Growth Fund	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund	Lord Abbett International Equity Inv Opt
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$59,615	$(2,594)	$(792)	$137,099	$(15,639)	$3,582
Net realized gain (loss) on security transactions	26,436	719	19,677	3,498	71,062	1,337
Net realized gain distributions	7,434	39,295	20,150	44,550	153,787	49,654
Net unrealized appreciation (depreciation) of investments during the year	(33,340)	(25,137)	26,462	(195,568)	(264,033)	(7,489)

Net increase (decrease) in net assets resulting from operations	60,145	12,283	65,497	(10,421)	(54,823)	47,084

Unit transactions:
Purchases	123,012	14,645	31,814	533,571	106,008	41,118
Net transfers	267	(3,592)	(6,777)	581,802	69,964	724
Surrenders for benefit payments and fees	(417,904)	(228)	(60,762)	(389,159)	(231,084)	(3,870)
Other transactions	188	(65)	(4)	657	210	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	(47)	-	(19)	(124)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(294,484)	10,760	(35,748)	726,747	(54,902)	37,971

Net increase (decrease) in net assets	(234,339)	23,043	29,749	716,326	(109,725)	85,055

Beginning of Period	2,342,756	226,363	280,002	6,832,789	1,478,076	418,442

End of Period	$2,108,417	$249,406	$309,751	$7,549,115	$1,368,351	$503,497

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid- Cap Value Fund	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund	MFS High Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(26,607)	$19	$1,288	$7,748	$(2,697)	$30,052
Net realized gain (loss) on security transactions	59,512	7,646	6,595	1,357	292,611	(2,356)
Net realized gain distributions	417,771	35,913	6,674	-	384,577	-
Net unrealized appreciation (depreciation) of investments during the year	277,591	18,364	144,626	(17,712)	224,402	(7,226)

Net increase (decrease) in net assets resulting from operations	728,267	61,942	159,183	(8,607)	898,893	20,470

Unit transactions:
Purchases	185,704	4,666	11,042	48,647	21,459	23,806
Net transfers	101,022	-	24,611	(1,227)	(225,786)	930
Surrenders for benefit payments and fees	(290,783)	(20,169)	(62,100)	(69,619)	(651,722)	(207,837)
Other transactions	(151)	14	(6)	(27)	(47)	21
Death benefits	-	-	-	-	-	-
Net loan activity	(50)	-	(5)	-	(44)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(4,258)	(15,489)	(26,458)	(22,226)	(856,140)	(183,080)

Net increase (decrease) in net assets	724,009	46,453	132,725	(30,833)	42,753	(162,610)

Beginning of Period	2,810,612	228,489	465,707	273,296	3,970,884	854,238

End of Period	$3,534,621	$274,942	$598,432	$242,463	$4,013,637	$691,628

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund	MFS Utilities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,957	$(6,096)	$(2,222)	$11,345	$15,594	$30,158
Net realized gain (loss) on security transactions	9,969	54,552	375,273	110,349	52,811	66,646
Net realized gain distributions	15,154	30,644	1,104,831	-	161,467	182,879
Net unrealized appreciation (depreciation) of investments during the year	(11,069)	25,695	(1,376,909)	190,857	68,199	238,808

Net increase (decrease) in net assets resulting from operations	16,011	104,795	100,973	312,551	298,071	518,491

Unit transactions:
Purchases	26,697	21,255	334,977	338,070	242,979	256,228
Net transfers	8,288	(25,936)	(417,906)	9,627	(71,167)	(84,251)
Surrenders for benefit payments and fees	(28,863)	(51,040)	(596,147)	(354,209)	(214,987)	(309,620)
Other transactions	28	(4)	86	(18)	29	47
Death benefits	-	-	-	-	-	-
Net loan activity	(3)	-	(7)	(64)	(50)	(10)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	6,147	(55,725)	(678,997)	(6,594)	(43,196)	(137,606)

Net increase (decrease) in net assets	22,158	49,070	(578,024)	305,957	254,875	380,885

Beginning of Period	377,740	814,669	6,081,014	2,939,724	2,259,431	4,006,530

End of Period	$399,898	$863,739	$5,502,990	$3,245,681	$2,514,306	$4,387,415

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund	MFS Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$148,142	$29,733	$800	$(649)	$(6,854)	$33,234
Net realized gain (loss) on security transactions	653,977	81,457	92,875	19,825	261,676	4,081
Net realized gain distributions	310,635	13,934	70,393	16,794	206,016	-
Net unrealized appreciation (depreciation) of investments during the year	2,242,687	(159,393)	46,475	(13,874)	186,052	(150,268)

Net increase (decrease) in net assets resulting from operations	3,355,441	(34,269)	210,543	22,096	646,890	(112,953)

Unit transactions:
Purchases	777,142	236,211	93,378	38,607	11,814	508,956
Net transfers	(441,269)	(38,830)	(94,211)	2,897	(62,631)	80,433
Surrenders for benefit payments and fees	(1,571,641)	(1,415,402)	(169,542)	(9,039)	(597,415)	(253,348)
Other transactions	(1,091)	(55)	(73)	1	(25)	(46)
Death benefits	-	-	-	-	-	-
Net loan activity	(169)	(76)	(26)	(3)	(5)	(234)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,237,028)	(1,218,152)	(170,474)	32,463	(648,262)	335,761

Net increase (decrease) in net assets	2,118,413	(1,252,421)	40,069	54,559	(1,372)	222,808

Beginning of Period	13,938,509	2,356,688	873,050	258,287	2,910,337	4,602,322

End of Period	$16,056,922	$1,104,267	$913,119	$312,846	$2,908,965	$4,825,130

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MFS International Intrinsic Value Fund	MFS Technology Fund	MFS Core Equity Series	MFS Utilities Series	MFS Growth Fund	MFS High Yield Portfolio
	Sub-Account (51)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$159,783	$(1,950)	$-	$1,115	$(6,435)	$1,000
Net realized gain (loss) on security transactions	830,087	32,908	-	1,259	14,184	(1,115)
Net realized gain distributions	1,557,093	29,029	1	3,598	26,495	-
Net unrealized appreciation (depreciation) of investments during the year	(178,570)	(31,728)	2	7,004	129,836	1,597

Net increase (decrease) in net assets resulting from operations	2,368,393	28,259	3	12,976	164,080	1,482

Unit transactions:
Purchases	914,470	17,593	-	1,950	87,124	577
Net transfers	(189,611)	(38,870)	-	-	(15,526)	(54,395)
Surrenders for benefit payments and fees	(3,070,657)	(58,064)	-	(7,091)	(14,924)	(40,967)
Other transactions	(83)	(7)	(3)	(2)	11	(2)
Death benefits	-	-	-	-	-	-
Net loan activity	(127)	(5)	-	-	(49)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,346,008)	(79,353)	(3)	(5,143)	56,636	(94,787)

Net increase (decrease) in net assets	22,385	(51,094)	-	7,833	220,716	(93,305)

Beginning of Period	24,358,394	309,189	3	101,047	698,623	118,129

End of Period	$24,380,779	$258,095	$3	$108,880	$919,339	$24,824

51	Formerly MFS International Value Fund. Change effective June 1, 2019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid- Cap Value Fund	BlackRock International Dividend Fund	BlackRock Mid Cap Growth Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,679	$(340)	$(46)	$(1,157)	$3,212	$(7,030)
Net realized gain (loss) on security transactions	218,369	2,033	105	79,212	22,888	50,317
Net realized gain distributions	639,499	16,555	8,633	173,267	12,708	37,924
Net unrealized appreciation (depreciation) of investments during the year	(434,450)	3,515	(5,811)	121,114	1,006	(3,311)

Net increase (decrease) in net assets resulting from operations	428,097	21,763	2,881	372,436	39,814	77,900

Unit transactions:
Purchases	602,664	7,276	1,032	133,755	59,959	113,874
Net transfers	(448,069)	(3)	-	(26,187)	(34,369)	(27,827)
Surrenders for benefit payments and fees	(1,224,335)	(6,826)	(9,281)	(394,850)	(144,575)	(66,281)
Other transactions	(60)	(35)	(7)	(27)	92	(15)
Death benefits	-	-	-	-	-	-
Net loan activity	(10)	-	-	(25)	(15)	(78)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,069,810)	412	(8,256)	(287,334)	(118,908)	19,673

Net increase (decrease) in net assets	(641,713)	22,175	(5,375)	85,102	(79,094)	97,573

Beginning of Period	7,777,850	78,693	26,571	1,639,192	392,566	638,697

End of Period	$7,136,137	$100,868	$21,196	$1,724,294	$313,472	$736,270

6	Formerly BlackRock Mid Cap Dividend Fund, Name changed to BlackRock Mid-Cap Value Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen International Value Fund	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund	Invesco Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,797)	$(6,937)	$3,731	$5,775	$(16)	$(6,300)
Net realized gain (loss) on security transactions	(27,684)	308,953	939	7,211	1,038	80,436
Net realized gain distributions	228,925	176,059	-	-	1,252	260,293
Net unrealized appreciation (depreciation) of investments during the year	(568)	(103,458)	6,776	67,540	409	(108,593)

Net increase (decrease) in net assets resulting from operations	195,876	374,617	11,446	80,526	2,683	225,836

Unit transactions:
Purchases	39,082	168,842	12,864	-	2,619	56,817
Net transfers	(20,481)	(18,699)	(474)	-	-	(47,587)
Surrenders for benefit payments and fees	(80,270)	(430,787)	(919)	(35,765)	(3)	(253,960)
Other transactions	15	(574)	(9)	(28)	3	2,351
Death benefits	-	-	-	-	-	-
Net loan activity	(4)	(11)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(61,658)	(281,229)	11,462	(35,793)	2,619	(242,379)

Net increase (decrease) in net assets	134,218	93,388	22,908	44,733	5,302	(16,543)

Beginning of Period	801,347	1,882,663	102,289	428,801	12,513	1,202,201

End of Period	$935,565	$1,976,051	$125,197	$473,534	$17,815	$1,185,658

22	Formerly Nuveen NWQ International Value Fund, Name changed to Nuveen International Value Fund, Change effective October 29, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco V. I. Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund	Invesco Main Street Mid Cap Fund
	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(24,836)	$(3,335)	$(6,496)	$(1,905)	$8,789	$(13,638)
Net realized gain (loss) on security transactions	331,884	73,376	54,802	17,002	(11,754)	78,179
Net realized gain distributions	418,946	18,167	102,174	84,938	-	574,519
Net unrealized appreciation (depreciation) of investments during the year	147,002	(83,437)	(65,930)	15,440	(20,480)	39,396

Net increase (decrease) in net assets resulting from operations	872,996	4,771	84,550	115,475	(23,445)	678,456

Unit transactions:
Purchases	275,619	43,922	127,695	49,635	44,019	230,037
Net transfers	35,388	18,851	(24,111)	(33,942)	(152,029)	(22,293)
Surrenders for benefit payments and fees	(746,705)	(117,850)	(192,100)	(19,689)	(48,076)	(317,771)
Other transactions	(47)	(14)	20	(39)	(36)	(49)
Death benefits	-	-	-	-	-	-
Net loan activity	(43)	-	(80)	(23)	(3)	(46)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(435,788)	(55,091)	(88,576)	(4,058)	(156,125)	(110,122)

Net increase (decrease) in net assets	437,208	(50,320)	(4,026)	111,417	(179,570)	568,334

Beginning of Period	5,917,047	421,317	887,941	438,111	615,454	3,092,397

End of Period	$6,354,255	$370,997	$883,915	$549,528	$435,884	$3,660,731

8	Formerly Invesco Global Fund, Name changed to Invesco V. I. Global Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(12,157)	$67,566	$(976)	$47,915	$(1,482)	$(133)
Net realized gain (loss) on security transactions	324,155	(62,762)	175,290	132,459	4,933	42
Net realized gain distributions	167,298	-	202,437	-	22,313	2,366
Net unrealized appreciation (depreciation) of investments during the year	(764,121)	(408,363)	(68,725)	(240,495)	(18,465)	1,979

Net increase (decrease) in net assets resulting from operations	(284,825)	(403,559)	308,026	(60,121)	7,299	4,254

Unit transactions:
Purchases	181,315	292,654	91,404	154,904	55,492	1,903
Net transfers	27,416	178,832	(450,477)	101,753	19,967	-
Surrenders for benefit payments and fees	(983,481)	(431,339)	(123,365)	(335,327)	(13,315)	(4)
Other transactions	(268)	(473)	16	(16)	7	-
Death benefits	-	-	-	-	-	-
Net loan activity	(19)	(68)	(27)	(7)	(56)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(775,037)	39,606	(482,449)	(78,693)	62,095	1,899

Net increase (decrease) in net assets	(1,059,862)	(363,953)	(174,423)	(138,814)	69,394	6,153

Beginning of Period	4,663,974	3,607,729	1,602,340	2,004,684	258,259	15,899

End of Period	$3,604,112	$3,243,776	$1,427,917	$1,865,870	$327,653	$22,052

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Putnam Focused International Equity Fund	Putnam VT High Yield Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund
	Sub-Account (24)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$244	$10,633	$(254)	$(2,359)	$(215)	$740
Net realized gain (loss) on security transactions	17,802	(1,124)	4,711	8,889	3,713	3,889
Net realized gain distributions	1,603	-	2,150	40,850	-	56,663
Net unrealized appreciation (depreciation) of investments during the year	(13,576)	1,392	(12,669)	40,960	64,650	483

Net increase (decrease) in net assets resulting from operations	6,073	10,901	(6,062)	88,340	68,148	61,775

Unit transactions:
Purchases	2,137	336	1,450	4,879	4,198	33,361
Net transfers	-	-	-	-	68,450	23,315
Surrenders for benefit payments and fees	(54,709)	(24,415)	(25,740)	(24,201)	(24,302)	(15,498)
Other transactions	(12)	9	(14)	24	(20)	(5)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	(2)
Net annuity transactions	-	-	-	-	(17,737)	-

Net increase (decrease) in net assets resulting from unit transactions	(52,584)	(24,070)	(24,304)	(19,298)	30,589	41,171

Net increase (decrease) in net assets	(46,511)	(13,169)	(30,366)	69,042	98,737	102,946

Beginning of Period	56,159	264,851	142,826	395,626	165,866	198,777

End of Period	$9,648	$251,682	$112,460	$464,668	$264,603	$301,723

24	Formerly Putnam Global Equity Fund, Name changed to Putnam VT Focused International Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund	Virtus NFJ International Value Fund	Virtus NFJ Small-Cap Value Fund	Virtus NFJ Dividend Value Fund	AMG GW&K MID CAP Fund
	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (30)
Operations:
Net investment income (loss)	$154	$(985)	$245	$3,306	$16,506	$(30)
Net realized gain (loss) on security transactions	4,286	15,527	571	(29,447)	(27,402)	135
Net realized gain distributions	5,679	17,736	-	65,796	179,522	908
Net unrealized appreciation (depreciation) of investments during the year	(46,009)	(9,747)	1,119	152,013	678,131	1,743

Net increase (decrease) in net assets resulting from operations	(35,890)	22,531	1,935	191,668	846,757	2,756

Unit transactions:
Purchases	6,225	5,983	1,792	47,937	392,667	801
Net transfers	31,436	(2,629)	(539)	(8,475)	(179,482)	(41,639)
Surrenders for benefit payments and fees	(25,034)	(45,160)	(901)	(105,781)	(750,063)	-
Other transactions	48,891	3	-	8	(58)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(6)	-	(8)	(107)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	61,518	(41,809)	352	(66,319)	(537,043)	(40,838)

Net increase (decrease) in net assets	25,628	(19,278)	2,287	125,349	309,714	(38,082)

Beginning of Period	52,583	124,570	21,104	843,659	3,302,393	38,082

End of Period	$78,211	$105,292	$23,391	$969,008	$3,612,107	$-

2	Formerly AllianzGI International Value Fund, Name changed to Virtus NFJ International Value Fund, Change effective February 1, 2021

3	Formerly AllianzGI Small-Cap Value Fund, Name changed to Virtus NFJ Small-Cap Value Fund, Change effective February 1,2021

4	Formerly AllianzGI Dividend Value Fund, Name changed to Virtus NFJ Dividend Value Fund, Change effective February 1, 2021

30	AMG GW&K MID CAP Fund merged with AMG GW&K Small/Mid Cap, effective March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$219,751	$15,044	$474,456	$(8,408)	$35,126	$141,518
Net realized gain (loss) on security transactions	(43,998)	(65)	180,134	62,100	1,169	26,843
Net realized gain distributions	-	-	-	134,876	-	238,593
Net unrealized appreciation (depreciation) of investments during the year	(478,842)	(30,885)	(135,317)	21,678	12,211	(318,598)

Net increase (decrease) in net assets resulting from operations	(303,089)	(15,906)	519,273	210,246	48,506	88,356

Unit transactions:
Purchases	1,442,908	29,482	659,822	123,829	67,568	520,118
Net transfers	391,371	32,272	(12,991)	(36,454)	16,821	165,908
Surrenders for benefit payments and fees	(2,332,853)	(36,164)	(1,923,696)	(220,551)	(118,946)	(395,841)
Other transactions	(16)	(31)	2,351	5	59	7
Death benefits	-	-	-	-	-	-
Net loan activity	(319)	-	(280)	(50)	(49)	(170)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(498,909)	25,559	(1,274,794)	(133,221)	(34,547)	290,022

Net increase (decrease) in net assets	(801,998)	9,653	(755,521)	77,025	13,959	378,378

Beginning of Period	16,929,365	469,321	11,256,882	881,938	1,012,796	4,760,627

End of Period	$16,127,367	$478,974	$10,501,361	$958,963	$1,026,755	$5,139,005

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund	PIMCO Total Return ESG Fund	Putnam Large Cap Value Fund	Putnam High Yield Fund	Putnam International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(2,637)	$(12,177)	$58,209	$17,618	$32,088	$3,898
Net realized gain (loss) on security transactions	70,426	25,205	(7,950)	60,586	3,671	3,976
Net realized gain distributions	133,378	147,515	28,257	156,059	-	40,300
Net unrealized appreciation (depreciation) of investments during the year	85,735	(73,644)	(112,330)	126,021	609	(18,808)

Net increase (decrease) in net assets resulting from operations	286,902	86,899	(33,814)	360,284	36,368	29,366

Unit transactions:
Purchases	100,577	67,420	237,072	184,004	104,212	-
Net transfers	(230,423)	5,711	1,223,953	1,746,356	132,438	2,723
Surrenders for benefit payments and fees	(210,514)	(50,744)	(48,689)	(300,129)	(55,594)	(12,794)
Other transactions	(20)	(4)	(45)	(71)	(87)	(9)
Death benefits	-	-	-	-	-	-
Net loan activity	(77)	-	-	(169)	(6)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(340,457)	22,383	1,412,291	1,629,991	180,963	(10,080)

Net increase (decrease) in net assets	(53,555)	109,282	1,378,477	1,990,275	217,331	19,286

Beginning of Period	1,186,812	1,323,451	2,350,550	806,323	875,931	347,824

End of Period	$1,133,257	$1,432,733	$3,729,027	$2,796,598	$1,093,262	$367,110

23	Formerly Putnam Equity Income Fund, Name changed to Putnam Large Cap Value Fund, Change effective March 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund	Putnam Small Cap Growth Fund	Royce Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small- Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4)	$1,034	$(1,953)	$(805)	$(2,377)	$(1,794)
Net realized gain (loss) on security transactions	5	13,272	17,511	(2,232)	7,271	16,864
Net realized gain distributions	196	27,642	41,908	289,057	152,505	7,064
Net unrealized appreciation (depreciation) of investments during the year	111	(9,212)	(25,261)	(55,527)	(112,729)	26,807

Net increase (decrease) in net assets resulting from operations	308	32,736	32,205	230,493	44,670	48,941

Unit transactions:
Purchases	403	41,472	33,465	129,424	9,405	23,524
Net transfers	-	7,032	66,922	95,141	10,000	(933)
Surrenders for benefit payments and fees	(4)	(68,834)	(43,705)	(109,439)	(54,392)	(132,413)
Other transactions	2	(7)	(39)	(70)	33	(14)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(15)	-	(6)	(4)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	401	(20,337)	56,628	115,056	(34,960)	(109,840)

Net increase (decrease) in net assets	709	12,399	88,833	345,549	9,710	(60,899)

Beginning of Period	1,327	249,884	231,763	865,416	588,575	191,118

End of Period	$2,036	$262,283	$320,596	$1,210,965	$598,285	$130,219

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Columbia Large Cap Value Fund	Virtus Ceredex Small-Cap Value Equity Fund	Virtus Ceredex Mid- Cap Value Equity Fund	Virtus Ceredex Large-Cap Value Equity Fund	DWS RREEF Real Estate Securities Fund	DWS CROCI Equity Dividend Fund
	Sub-Account	Sub-Account (53)	Sub-Account (54)	Sub-Account (55)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$946	$203	$(6,611)	$(108)	$53	$3,570
Net realized gain (loss) on security transactions	9,322	(12,355)	39,531	4,829	28	8,232
Net realized gain distributions	7,087	92,324	161,758	914	1,595	13,425
Net unrealized appreciation (depreciation) of investments during the year	8,202	71,940	17,925	(526)	6,166	9,229

Net increase (decrease) in net assets resulting from operations	25,557	152,112	212,603	5,109	7,842	34,456

Unit transactions:
Purchases	9,663	59,898	82,948	4,025	-	11,119
Net transfers	(8,121)	(204,954)	114,550	(1,999)	-	-
Surrenders for benefit payments and fees	(4,898)	(134,419)	(117,039)	(37,391)	-	(39,867)
Other transactions	(11)	3	8	(12)	(7)	10
Death benefits	-	-	-	-	-	-
Net loan activity	-	(2)	(11)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(3,367)	(279,474)	80,456	(35,377)	(7)	(28,738)

Net increase (decrease) in net assets	22,190	(127,362)	293,059	(30,268)	7,835	5,718

Beginning of Period	117,615	737,112	742,325	31,080	18,974	198,756

End of Period	$139,805	$609,750	$1,035,384	$812	$26,809	$204,474

53	Formerly RidgeWorth Ceredex Small Cap Value Equity Fund. Change effective July 14, 2017

54	Formerly RidgeWorth Ceredex Mid-Cap Value Equity Fund. Change effective July 14, 2017

55	Formerly RidgeWorth Ceredex Large Cap Value Equity Fund. Change effective July 14, 2017

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS International Growth Fund	MassMutual Overseas Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (38)
Operations:
Net investment income (loss)	$(951)	$343	$29,792	$12	$1,883	$1,639
Net realized gain (loss) on security transactions	142	(48)	114,704	97	13,380	14,639
Net realized gain distributions	7,579	-	297,014	959	3,088	27,659
Net unrealized appreciation (depreciation) of investments during the year	5,983	(581)	306,338	3,651	(4,987)	(8,493)

Net increase (decrease) in net assets resulting from operations	12,753	(286)	747,848	4,719	13,364	35,444

Unit transactions:
Purchases	30,735	976	201,358	-	11,310	52,720
Net transfers	49,273	-	285,698	-	(4,986)	(8,064)
Surrenders for benefit payments and fees	(73)	(1,522)	(480,904)	(388)	(25,605)	(41,017)
Other transactions	6	(2)	(165)	(22)	(10)	(10)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(39)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	79,941	(548)	5,948	(410)	(19,291)	3,629

Net increase (decrease) in net assets	92,694	(834)	753,796	4,309	(5,927)	39,073

Beginning of Period	30,635	11,256	2,565,747	19,542	205,750	289,708

End of Period	$123,329	$10,422	$3,319,543	$23,851	$199,823	$328,781

38	Formerly Select Overseas Fund, Name changed to MassMutual Overseas Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual Total Return Bond Fund	MassMutual Blue Chip Growth Fund	MassMutual Mid Cap Growth Fund	MassMutual Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund
	Sub-Account (20)	Sub-Account	Sub-Account (39)	Sub-Account (40)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,252	$(16)	$(1,346)	$162,791	$(2,020)	$(606)
Net realized gain (loss) on security transactions	612	1,445,878	75,742	(49,607)	24,388	179
Net realized gain distributions	463	8,371,689	373,846	80,352	43,325	12,660
Net unrealized appreciation (depreciation) of investments during the year	(7,900)	(2,248,964)	(189,696)	(266,113)	83,709	(8,771)

Net increase (decrease) in net assets resulting from operations	(5,573)	7,568,587	258,546	(72,577)	149,402	3,462

Unit transactions:
Purchases	20,560	934,110	159,621	375,116	31,443	11,849
Net transfers	1,065	(1,621,642)	256,419	(894,392)	(6,683)	-
Surrenders for benefit payments and fees	(87,496)	(5,735,521)	(239,590)	(357,387)	(74,355)	(1,088)
Other transactions	5	(265)	35	(6)	32	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	(27)	(69)	(5)	(8)	-	(5)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(65,893)	(6,423,387)	176,480	(876,677)	(49,563)	10,755

Net increase (decrease) in net assets	(71,466)	1,145,200	435,026	(949,254)	99,839	14,217

Beginning of Period	306,916	45,574,697	1,592,490	5,169,343	670,259	49,254

End of Period	$235,450	$46,719,897	$2,027,516	$4,220,089	$770,098	$63,471

20	Formerly MassMutual Select Total Return Bond Fund, Name changed to MassMutual Total Return Bond Fund, Change effective April 30, 2021
39	Formerly Select T. Rowe Price/Frontier MC Gr II Fund, Name changes to MassMutual Mid Cap Growth Fund, Change effective April 30, 2021
40	Formerly Select Western Strategic Bond Fund, Name changed to MassMutual Strategic Bond Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Equity Fund	Thornburg Small/ Mid Cap Core Fund	Thornburg Small/Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (42)	Sub-Account
Operations:
Net investment income (loss)	$(11)	$(9,357)	$(9,631)	$12,171	$(2,811)	$(7,839)
Net realized gain (loss) on security transactions	(3)	51,223	53,469	118,077	45,454	63,806
Net realized gain distributions	3,391	217,273	141,884	375,158	182,293	336,896
Net unrealized appreciation (depreciation) of investments during the year	3,702	159,045	(53,032)	(282,673)	(146,333)	(438,879)

Net increase (decrease) in net assets resulting from operations	7,079	418,184	132,690	222,733	78,603	(46,016)

Unit transactions:
Purchases	13	161,728	116,697	203,124	61,276	67,749
Net transfers	203	(29,670)	(4,385)	(101,604)	(1,494)	(24,452)
Surrenders for benefit payments and fees	(18)	(127,786)	(59,582)	(570,966)	(84,546)	(87,491)
Other transactions	(7)	(61)	(75)	(40)	(67)	36
Death benefits	-	-	-	-	-	-
Net loan activity	-	(31)	(9)	(24)	(39)	(42)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	191	4,180	52,646	(469,510)	(24,870)	(44,200)

Net increase (decrease) in net assets	7,270	422,364	185,336	(246,777)	53,733	(90,216)

Beginning of Period	28,928	1,501,438	1,178,168	3,462,480	595,675	1,016,176

End of Period	$36,198	$1,923,802	$1,363,504	$3,215,703	$649,408	$925,960

14	Formerly Thornburg International Value Fund, Name changed to Thornburg International Equity Fund, Change effective February 1, 2021
42	Formerly Thornburg Core Growth Fund. Change effective December 21, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Timothy Plan Large/Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(1,680)	$(72,688)	$3,778	$2,311	$37,136	$(27,437)
Net realized gain (loss) on security transactions	285	675,378	76,358	21,997	278,397	564,625
Net realized gain distributions	11,724	784,815	85,207	58,336	1,145,649	1,499,950
Net unrealized appreciation (depreciation) of investments during the year	40,092	(14,745)	118,411	(37,492)	(435,004)	135,342

Net increase (decrease) in net assets resulting from operations	50,421	1,372,760	283,754	45,152	1,026,178	2,172,480

Unit transactions:
Purchases	23,059	911,831	135,958	50,661	601,262	1,677,774
Net transfers	30,562	418,321	9,980	(34,690)	(285,500)	(160,615)
Surrenders for benefit payments and fees	(1)	(1,372,582)	(589,939)	(276,447)	(1,983,602)	(2,526,052)
Other transactions	(41)	(35)	-	(11)	(3)	26
Death benefits	-	-	-	-	-	-
Net loan activity	-	(100)	(26)	(2)	(43)	(256)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	53,579	(42,565)	(444,027)	(260,489)	(1,667,886)	(1,009,123)

Net increase (decrease) in net assets	104,000	1,330,195	(160,273)	(215,337)	(641,708)	1,163,357

Beginning of Period	181,719	7,577,668	1,460,515	781,679	11,866,646	18,072,702

End of Period	$285,719	$8,907,863	$1,300,242	$566,342	$11,224,938	$19,236,059

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	UBS Global Allocation Fund	Vanguard Small-Cap Index Fund	Vanguard Mid-Cap Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(50,157)	$(34,601)	$8,255	$21	$54,736	$32,702
Net realized gain (loss) on security transactions	438,277	234,545	4,978	26	190,200	168,393
Net realized gain distributions	751,611	427,254	102,194	2,898	-	-
Net unrealized appreciation (depreciation) of investments during the year	322,118	318,355	(45,100)	(1,795)	455,726	397,319

Net increase (decrease) in net assets resulting from operations	1,461,849	945,553	70,327	1,150	700,662	598,414

Unit transactions:
Purchases	1,279,745	1,145,240	64,488	2,042	3,010	1,608
Net transfers	113,963	(146,058)	23,053	-	(53,652)	(21,676)
Surrenders for benefit payments and fees	(1,698,654)	(731,101)	(45,075)	(12)	(332,754)	(310,652)
Other transactions	18	(172)	94	11	(4)	(9)
Death benefits	-	-	-	-	-	-
Net loan activity	(405)	(52)	-	-	(9)	(9)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(305,333)	267,857	42,560	2,041	(383,409)	(330,738)

Net increase (decrease) in net assets	1,156,516	1,213,410	112,887	3,191	317,253	267,676

Beginning of Period	9,938,512	5,955,910	981,343	16,142	4,036,207	2,582,602

End of Period	$11,095,028	$7,169,320	$1,094,230	$19,333	$4,353,460	$2,850,278

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Vanguard Total Bond Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund	Victory Sycamore Established Value Fund	Invesco Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,922	$(3,583)	$(9,084)	$(16,416)	$153,870	$40,042
Net realized gain (loss) on security transactions	2,845	22,797	69,128	191,758	2,766,359	612,021
Net realized gain distributions	2,374	66,532	193,930	434,550	638,845	248,964
Net unrealized appreciation (depreciation) of investments during the year	(46,129)	58,146	85,167	190,202	(801,750)	404,009

Net increase (decrease) in net assets resulting from operations	(19,988)	143,892	339,141	800,094	2,757,324	1,305,036

Unit transactions:
Purchases	2,117	28,651	60,495	362,822	554,536	197,237
Net transfers	24,247	(67,675)	28,025	(185,868)	(968,666)	(1,819,705)
Surrenders for benefit payments and fees	(82,540)	(89,930)	(205,884)	(444,245)	(1,132,308)	(648,868)
Other transactions	25	(31)	6	120	(131)	85
Death benefits	-	-	-	-	-	-
Net loan activity	(4)	(25)	(7)	(75)	(25)	(118)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(56,155)	(129,010)	(117,365)	(267,246)	(1,546,594)	(2,271,369)

Net increase (decrease) in net assets	(76,143)	14,882	221,776	532,848	1,210,730	(966,333)

Beginning of Period	1,182,329	507,262	1,099,019	3,366,300	9,135,280	4,681,082

End of Period	$1,106,186	$522,144	$1,320,795	$3,899,148	$10,346,010	$3,714,749

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$131,660	$4,505	$31	$(8,156)	$(4,463)	$1,430
Net realized gain (loss) on security transactions	342,703	57,198	(28)	54,677	33,482	9,959
Net realized gain distributions	1,622,107	381,266	-	140,789	66,225	52,674
Net unrealized appreciation (depreciation) of investments during the year	258,113	84,992	(53)	68,358	38,900	122,154

Net increase (decrease) in net assets resulting from operations	2,354,583	527,961	(50)	255,668	134,144	186,217

Unit transactions:
Purchases	417,784	174,325	1,136	96,566	56,105	867
Net transfers	(189,017)	(33,893)	(1,782)	165,127	(25,388)	(736)
Surrenders for benefit payments and fees	(1,600,587)	(346,172)	(5)	(243,581)	(77,243)	(19,651)
Other transactions	(58)	8	1	98	(47)	(23)
Death benefits	-	-	-	-	-	-
Net loan activity	(292)	(37)	-	(35)	(2)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,372,170)	(205,769)	(650)	18,175	(46,575)	(19,543)

Net increase (decrease) in net assets	982,413	322,192	(700)	273,843	87,569	166,674

Beginning of Period	13,921,780	2,015,688	1,939	711,116	524,006	530,792

End of Period	$14,904,193	$2,337,880	$1,239	$984,959	$611,575	$697,466

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Diversified Dividend Fund	Invesco American Franchise Fund	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Allspring International Equity Fund	Allspring Core Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (26)	Sub-Account (27)
Operations:
Net investment income (loss)	$8,613	$(6,006)	$(234)	$110,360	$587	$(9)
Net realized gain (loss) on security transactions	9,531	40,121	82	264,937	90	238
Net realized gain distributions	97,545	215,417	3,357	-	-	716
Net unrealized appreciation (depreciation) of investments during the year	(18,067)	(138,422)	6,082	1,642,121	2,131	(3,360)

Net increase (decrease) in net assets resulting from operations	97,622	111,110	9,287	2,017,418	2,808	(2,415)

Unit transactions:
Purchases	46,391	19,989	5,278	8,082	247	12,380
Net transfers	(7,991)	(313)	-	152,997	-	-
Surrenders for benefit payments and fees	(139,194)	(54,247)	(13)	(477,562)	(403)	(14,232)
Other transactions	15	(71)	(19)	-	2	(12)
Death benefits	-	-	-	-	-	-
Net loan activity	(37)	-	-	(23)	-	(3)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(100,816)	(34,642)	5,246	(316,506)	(154)	(1,867)

Net increase (decrease) in net assets	(3,194)	76,468	14,533	1,700,912	2,654	(4,282)

Beginning of Period	516,498	959,536	63,201	7,233,185	53,504	85,590

End of Period	$513,304	$1,036,004	$77,734	$8,934,097	$56,158	$81,308

26	Formerly Wells Fargo International Equity Fund, Name changed to Allspring International Equity Fund, Change effective December 6, 2021

27	Formerly Wells Fargo Core Bond Fund, Name changed to Allspring Core Bond Fund, Change effective December 6, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Columbia Seligman Technology and Information Fund	Columbia Seligman Global Technology Fund	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(6,091)	$(5,352)	$(3)	$62,188	$21,198	$4,252
Net realized gain (loss) on security transactions	54,617	134,686	-	120,475	388,737	(2,289)
Net realized gain distributions	113,148	84,679	29	79,129	373,327	799
Net unrealized appreciation (depreciation) of investments during the year	149,454	49,700	103	593,439	327,547	(15,228)

Net increase (decrease) in net assets resulting from operations	311,128	263,713	129	855,231	1,110,809	(12,466)

Unit transactions:
Purchases	44,982	50,485	-	302,680	361,202	59,437
Net transfers	(14,033)	(110,106)	-	(178,200)	(319,657)	13,535
Surrenders for benefit payments and fees	(104,918)	(129,318)	(1)	(238,053)	(363,300)	(33,037)
Other transactions	19	14	(5)	(10)	(59)	(8)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	(81)	(41)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(73,950)	(188,925)	(6)	(113,664)	(321,855)	39,927

Net increase (decrease) in net assets	237,178	74,788	123	741,567	788,954	27,461

Beginning of Period	843,168	726,409	413	3,532,610	4,224,733	446,387

End of Period	$1,080,346	$801,197	$536	$4,274,177	$5,013,687	$473,848

7	Formerly Columbia Seligman Communications and Information Fund, Name changed to Columbia Seligman Technology and Information Fund, Change effective June 9, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	TIAA-CREF Equity Index Fund	MassMutual Equity Opportunities Fund	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
	Sub-Account	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$42,192	$22,653	$14,328	$14,896	$54,748	$36,597
Net realized gain (loss) on security transactions	859,036	55,694	69,811	35,078	58,667	71,564
Net realized gain distributions	48,861	215,677	31,627	54,334	209,675	159,114
Net unrealized appreciation (depreciation) of investments during the year	247,184	119,722	(63,544)	(62,072)	(152,767)	(54,429)

Net increase (decrease) in net assets resulting from operations	1,197,273	413,746	52,222	42,236	170,323	212,846

Unit transactions:
Purchases	512,404	135,879	84,292	84,098	263,828	216,592
Net transfers	(253,895)	37,392	20,571	(56)	307,538	2,183
Surrenders for benefit payments and fees	(639,279)	(283,206)	(101,311)	(44,702)	(128,284)	(535,646)
Other transactions	27	2	(22)	(5)	(18)	(23)
Death benefits	-	-	-	-	-	-
Net loan activity	(48)	-	(59)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(380,791)	(109,933)	3,471	39,335	443,064	(316,894)

Net increase (decrease) in net assets	816,482	303,813	55,693	81,571	613,387	(104,048)

Beginning of Period	4,870,357	1,893,649	529,429	654,363	1,802,856	2,044,881

End of Period	$5,686,839	$2,197,462	$585,122	$735,934	$2,416,243	$1,940,833

21	Formerly MassMutual Select Equity Opportunities Fund, Name changed to MassMutual Equity Opportunities Fund, Change effective June 9, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$39,106	$63,453	$32,543	$19,713	$12,620	$11,634
Net realized gain (loss) on security transactions	32,921	111,203	125,547	87,498	9,732	66,161
Net realized gain distributions	173,963	286,341	181,261	92,526	43,367	50,848
Net unrealized appreciation (depreciation) of investments during the year	(48,311)	(90,082)	(118,261)	(72,538)	(35,413)	(56,756)

Net increase (decrease) in net assets resulting from operations	197,679	370,915	221,090	127,199	30,306	71,887

Unit transactions:
Purchases	167,549	474,979	206,696	150,070	30,167	117,250
Net transfers	(35,549)	(92,749)	7,416	(3,312)	(19,071)	(3,582)
Surrenders for benefit payments and fees	(127,200)	(321,836)	(271,622)	(63,682)	(46,404)	(40,924)
Other transactions	(19)	17	(10)	(27)	(12)	(41)
Death benefits	-	-	-	-	-	-
Net loan activity	(29)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	4,752	60,411	(57,520)	83,049	(35,320)	72,703

Net increase (decrease) in net assets	202,431	431,326	163,570	210,248	(5,014)	144,590

Beginning of Period	1,512,957	2,432,016	1,293,701	732,155	491,152	395,947

End of Period	$1,715,388	$2,863,342	$1,457,271	$942,403	$486,138	$540,537

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	American Century Heritage Fund	ClearBridge Small Cap Value Fund	North Square Oak Ridge Small Cap Growth Fund	Invesco Intermediate Bond Factor Fund	MassMutual Strategic Emerging Markets Fund	MassMutual Small Cap Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account (17)
Operations:
Net investment income (loss)	$(9,679)	$(45)	$(2,222)	$34	$(92)	$(1,156)
Net realized gain (loss) on security transactions	51,045	828	(12,663)	(56)	17	93,987
Net realized gain distributions	182,785	560	23,972	-	1,383	88,431
Net unrealized appreciation (depreciation) of investments during the year	(79,309)	1,793	9,438	(320)	(2,408)	(1,001)

Net increase (decrease) in net assets resulting from operations	144,842	3,136	18,525	(342)	(1,100)	180,261

Unit transactions:
Purchases	81,060	2,619	26,157	3,182	1,044	57,111
Net transfers	(92,958)	(3,038)	2,217	(5,896)	(4)	79,534
Surrenders for benefit payments and fees	(92,323)	(148)	(143,014)	(907)	(7)	(185,183)
Other transactions	55	(12)	10	-	7	(16)
Death benefits	-	-	-	-	-	-
Net loan activity	(30)	(2)	-	-	-	(25)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(104,196)	(581)	(114,630)	(3,621)	1,040	(48,579)

Net increase (decrease) in net assets	40,646	2,555	(96,105)	(3,963)	(60)	131,682

Beginning of Period	1,448,395	9,510	279,655	12,811	10,783	829,488

End of Period	$1,489,041	$12,065	$183,550	$8,848	$10,723	$961,170

16	Formerly MassMutual Premier Strategic Emerging Markets Fund, Name changed to MassMutual Strategic Emerging Markets Fund, Change effective April 30, 2021

17	Formerly MassMutual Premier Small Cap Opportunities Fund, Name changed to MassMutual Small Cap Opportunities Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Delaware Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund
	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$-	$289	$1	$4,198	$-	$(14,657)
Net realized gain (loss) on security transactions	92,051	16,356	-	25,576	71,064	240,055
Net realized gain distributions	986,925	2,414	23	171,901	178,224	257,698
Net unrealized appreciation (depreciation) of investments during the year	(752,512)	(12,343)	71	(174,789)	(24,823)	(187,607)

Net increase (decrease) in net assets resulting from operations	326,464	6,716	95	26,886	224,465	295,489

Unit transactions:
Purchases	536	-	-	86,407	2,491	116,510
Net transfers	(118,737)	(51,731)	-	108,412	(20,733)	106,093
Surrenders for benefit payments and fees	(198,089)	(13)	-	(50,208)	(292,856)	(726,567)
Other transactions	(5)	(10)	4	7	2	(22)
Death benefits	-	-	-	-	-	-
Net loan activity	(12)	-	-	(40)	(6)	(17)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(316,307)	(51,754)	4	144,578	(311,102)	(504,003)

Net increase (decrease) in net assets	10,157	(45,038)	99	171,464	(86,637)	(208,514)

Beginning of Period	3,298,004	57,592	558	738,466	2,234,868	1,847,701

End of Period	$3,308,161	$12,554	$657	$909,930	$2,148,231	$1,639,187

11	Formerly Ivy Small Cap Growth Fund, Name changed to Delaware IVY Small Cap Growth, Change effective January 7, 2021
19	Formerly MassMutual Select Small Cap Growth Equity Fund, Name changed to MassMutual Small Cap Growth Equity Fund, Change effective April 30, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	T. Rowe Price Retirement 2060 Fund	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Putnam Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(294)	$(1,718)	$(8,938)	$(3,882)	$2,021	$(58)
Net realized gain (loss) on security transactions	3,991	15,625	-	-	36	32
Net realized gain distributions	3,023	9,117	-	-	-	434
Net unrealized appreciation (depreciation) of investments during the year	2,901	(22,749)	-	-	(204)	484

Net increase (decrease) in net assets resulting from operations	9,621	275	(8,938)	(3,882)	1,853	892

Unit transactions:
Purchases	44,374	14,783	164,161	87,567	4,603	337
Net transfers	(53)	(1,589)	132,780	(435,213)	-	-
Surrenders for benefit payments and fees	(20,357)	(30,758)	(581,552)	(414,637)	(129)	(16)
Other transactions	-	(25)	(8)	(18)	(4)	2
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(118)	(2)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	23,964	(17,589)	(284,737)	(762,303)	4,470	323

Net increase (decrease) in net assets	33,585	(17,314)	(293,675)	(766,185)	6,323	1,215

Beginning of Period	55,529	204,194	899,282	1,094,560	9,774	3,996

End of Period	$89,114	$186,880	$605,607	$328,375	$16,097	$5,211

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	JPMorgan SmartRetirement 2060 Fund	Victory RS Value Fund	Pioneer Global Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (34)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(4,321)	$1,197	$(10,735)	$6	$7,938	$19,500
Net realized gain (loss) on security transactions	18,182	18	51,324	-	(6,694)	68,133
Net realized gain distributions	48,962	3,855	377,452	12	219,784	244,949
Net unrealized appreciation (depreciation) of investments during the year	16,021	430	(232,817)	(13)	204,638	(34,018)

Net increase (decrease) in net assets resulting from operations	78,844	5,500	185,224	5	425,666	298,564

Unit transactions:
Purchases	10,898	13,636	85,799	245	2,415	110,747
Net transfers	9,314	-	44,217	-	(5,134)	(6,946)
Surrenders for benefit payments and fees	(60,239)	(10)	(179,147)	(1)	(245,877)	(162,683)
Other transactions	(20)	(8)	3	6	3	20
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(10)	-	-	(14)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(40,047)	13,618	(49,138)	250	(248,593)	(58,876)

Net increase (decrease) in net assets	38,797	19,118	136,086	255	177,073	239,688

Beginning of Period	588,772	28,113	1,045,174	-	1,659,043	1,332,099

End of Period	$627,569	$47,231	$1,181,260	$255	$1,836,116	$1,571,787

34	JPMorgan SmartRetirement 2060 Fund. Funded as of August 24, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	BlackRock Advantage Small Cap Growth Fund	MassMutual Select T.Rowe Price Retire 2025 Fund	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund
	Sub-Account	Sub-Account (35)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(7,114)	$12	$76	$(41)	$148	$97
Net realized gain (loss) on security transactions	43,641	-	2	12,972	1	3
Net realized gain distributions	219,149	31	189	853	217	108
Net unrealized appreciation (depreciation) of investments during the year	(222,755)	(37)	(79)	(7,677)	(190)	44

Net increase (decrease) in net assets resulting from operations	32,921	6	188	6,107	176	252

Unit transactions:
Purchases	87,010	439	1,316	7,223	4,350	1,316
Net transfers	42,613	-	-	-	-	-
Surrenders for benefit payments and fees	(351,597)	(3)	(10)	(52,050)	(3)	(10)
Other transactions	(3)	(1)	(5)	(1)	(3)	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	(8)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(221,985)	435	1,301	(44,828)	4,344	1,299

Net increase (decrease) in net assets	(189,064)	441	1,489	(38,721)	4,520	1,551

Beginning of Period	1,044,172	-	1,679	56,525	570	1,698

End of Period	$855,108	$441	$3,168	$17,804	$5,090	$3,249

35	MassMutual Select T.Rowe Price Retire 2025 Fund. Funded as of December 13, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	MassMutual Select T.Rowe Price Retire 2060 Fund	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$83	$103,482	$5,495	$14,228	$3,081	$(370)
Net realized gain (loss) on security transactions	1,651	821,124	2,850	25,758	43,441	889
Net realized gain distributions	180	1,066,532	6,737	6,543	62,845	939
Net unrealized appreciation (depreciation) of investments during the year	(745)	1,480,457	11,004	(60,937)	44,206	1,886

Net increase (decrease) in net assets resulting from operations	1,169	3,471,595	26,086	(14,408)	153,573	3,344

Unit transactions:
Purchases	6,254	495,597	42,591	10,982	15,381	5,542
Net transfers	-	33,951	(127)	-	(42,838)	940
Surrenders for benefit payments and fees	(8,930)	(1,378,158)	(9,466)	(376,820)	(166,938)	(1,394)
Other transactions	(4)	(98)	(4)	1	6	(5)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(233)	-	-	(5)	(2)
Net annuity transactions	-	(18,764)	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,680)	(867,705)	32,994	(365,837)	(194,394)	5,081

Net increase (decrease) in net assets	(1,511)	2,603,890	59,080	(380,245)	(40,821)	8,425

Beginning of Period	6,373	13,296,015	475,829	1,002,594	669,732	33,063

End of Period	$4,862	$15,899,905	$534,909	$622,349	$628,911	$41,488

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Invesco Dividend Income Fund	AB Sustainable Global Thematic Fund	Virtus AllianzGI Water Fund	MassMutual Global Fund	Columbia Acorn International Select Fund	AMG GW&K Small/ Mid Cap
	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account (18)	Sub-Account	Sub-Account (30) (33)
Operations:
Net investment income (loss)	$83	$-	$20,417	$-	$(14)	$(351)
Net realized gain (loss) on security transactions	17	103,726	55,296	10,166	147	266
Net realized gain distributions	439	230,939	96,942	6,510	197	2,807
Net unrealized appreciation (depreciation) of investments during the year	877	177,589	130,822	(7,068)	153	4,393

Net increase (decrease) in net assets resulting from operations	1,416	512,254	303,477	9,608	483	7,115

Unit transactions:
Purchases	729	167,866	103,735	2,176	-	7,743
Net transfers	-	207,940	228,684	(69,058)	-	41,639
Surrenders for benefit payments and fees	(9)	(158,816)	(102,364)	-	(757)	(2,152)
Other transactions	(13)	(9)	(23)	(9)	(9)	6
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	707	216,981	230,032	(66,891)	(766)	47,236

Net increase (decrease) in net assets	2,123	729,235	533,509	(57,283)	(283)	54,351

Beginning of Period	7,638	2,042,937	1,025,597	119,249	5,421	-

End of Period	$9,761	$2,772,172	$1,559,106	$61,966	$5,138	$54,351

5	Formerly AllianzGI Global Water Fund, Name changed to Virtus AllianzGI Water Fund, Change effective February 1, 2021

18	Formerly MassMutual Premier Global Fund, Name changed to MassMutual Global Fund, Change effective April 30, 2021

30	AMG GW&K MID CAP Fund merged with AMG GW&K Small/Mid Cap, effective March 5, 2021

33	AMG GW&K Small/Mid Cap. Funded as of March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	PGIM Jennison Focused Growth Fund	NexPoint Merger Arbitrage Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund	MM S&P Mid Cap Index Fund	Russell Balanced Strategy Fund
	Sub-Account (31) (37)	Sub-Account (36) (41)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$(153)	$344	$(1,404)	$(8,109)	$(2,184)	$5,757
Net realized gain (loss) on security transactions	(32)	8	9,101	475,352	155,824	5,498
Net realized gain distributions	-	1,704	46,465	169,499	210,331	28,647
Net unrealized appreciation (depreciation) of investments during the year	(4,642)	7	(28,913)	38,411	87,144	(7,537)

Net increase (decrease) in net assets resulting from operations	(4,827)	2,063	25,249	675,153	451,115	32,365

Unit transactions:
Purchases	788	11,075	44,858	251,757	294,225	18,547
Net transfers	296,681	-	33,302	(472,539)	(148,480)	-
Surrenders for benefit payments and fees	(530)	(64)	(19,127)	(1,936,464)	(483,341)	(36,822)
Other transactions	(11)	60,663	13	25	(77)	4
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(6)	(17)	(59)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	296,928	71,674	59,040	(2,157,238)	(337,732)	(18,271)

Net increase (decrease) in net assets	292,101	73,737	84,289	(1,482,085)	113,383	14,094

Beginning of Period	-	-	192,263	3,080,308	2,060,603	260,966

End of Period	$292,101	$73,737	$276,552	$1,598,223	$2,173,986	$275,060

31	PGIM Jennison 20/20 Focus Fund merged with PGIM Jennison Focused Growth Fund, effective December 10, 2021

36	Highland Socially Responsible Equity Fund merged with NexPoint Merger Arbitrage Fund, effective March 5, 2021

37	PGIM Jennison Focused Growth Fund. Funded as of December 12, 2021

41	NexPoint Merger Arbitrage Fund. Funded as of March 5, 2021

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year or Period Ended December 31, 2021

	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$191	$1	$20,931	$10,268
Net realized gain (loss) on security transactions	1	-	669	299
Net realized gain distributions	600	1	84,631	29,852
Net unrealized appreciation (depreciation) of investments during the year	(451)	2	(6,094)	(7,917)

Net increase (decrease) in net assets resulting from operations	341	4	100,137	32,502

Unit transactions:
Purchases	-	-	37,120	13,401
Net transfers	-	-	-	-
Surrenders for benefit payments and fees	(46)	-	(610)	(5,351)
Other transactions	1	(6)	(7)	(1)
Death benefits	-	-	-	-
Net loan activity	-	-	-	-
Net annuity transactions	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(45)	(6)	36,503	8,049

Net increase (decrease) in net assets	296	(2)	136,640	40,551

Beginning of Period	14,144	19	582,787	435,566

End of Period	$14,440	$17	$719,427	$476,117

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	American Century Equity Income Fund	American Century Growth Fund	American Century Ultra® Fund	American Century VP Balanced Fund	American Century VP International Fund	American Century Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$529,567	$22,377	$(2,717)	$3,469	$31	$8,391
Net realized gain (loss) on security transactions	(2,542,528)	5,797,283	23,159	4,999	(1,340)	(70,967)
Net realized gain on distributions	-	608,238	17,126	5,474	160	-
Net unrealized appreciation (depreciation) of investments during the year	1,877,058	(3,959,744)	139,716	51,769	(546)	356,626

Net increase (decrease) in net assets resulting from operations	(135,903)	2,468,154	177,284	65,711	(1,695)	294,050

Unit transactions:
Purchases	1,588,712	221,539	36,598	3,860	77	142,056
Net transfers	(2,876,235)	(23,664,171)	18,493	365,132	(9,267)	(45,418)
Surrenders for benefit payments and fees	(4,108,835)	(1,004,878)	(18,044)	(6,180)	-	(273,806)
Other transactions	28,534	(8)	(3)	1,110	(3)	16
Death benefits	-	-	-	-	-	-
Net loan activity	(60)	(8)	-	-	-	(18)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(5,367,884)	(24,447,526)	37,044	363,922	(9,193)	(177,170)

Net increase (decrease) in net assets	(5,503,787)	(21,979,372)	214,328	429,633	(10,888)	116,880

Net Assets:
Beginning of Period	32,874,140	23,605,799	423,797	157,128	10,889	3,478,602

End of Period	$27,370,353	$1,626,425	$638,125	$586,761	$1	$3,595,482

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	American Century Focused Large Cap Value	American Century Inflation- Adjusted Bond Fund	American Century Equity Growth Fund	American Century VP Income & Growth Fund	American Century VP Ultra Fund	American Century VP Value Fund
	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$332	$242	$(161)	$2,397	$(8,512)	$6,796
Net realized gain (loss) on security transactions	(191)	48	90	296	144,178	60,869
Net realized gain on distributions	248	-	10,377	9,247	107,636	19,097
Net unrealized appreciation (depreciation) of investments during the year	(178)	12,553	1,674	9,983	252,188	(170,520)

Net increase (decrease) in net assets resulting from operations	211	12,843	11,980	21,923	495,490	(83,758)

Unit transactions:
Purchases	3,107	10,973	7,296	7,676	1,422	5,174
Net transfers	(2,350)	-	732	-	(33,371)	(266,526)
Surrenders for benefit payments and fees	(117)	(26)	(1,128)	(572)	(72,154)	(87,048)
Other transactions	-	(3)	(6)	(25)	13,623	(14)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	(1,962)	-	(2,260)

Net increase (decrease) in net assets resulting from unit transactions	640	10,944	6,894	5,117	(90,480)	(350,674)

Net increase (decrease) in net assets	851	23,788	18,874	27,040	405,010	(434,433)

Net Assets:
Beginning of Period	44,640	135,518	81,716	191,255	1,121,198	881,454

End of Period	$45,491	$159,306	$100,590	$218,295	$1,526,208	$447,021

9	Formerly American Century Large Company Value Fund . American Century Focused Large Cap Value . Change effective 12/10/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	American Century Mid Cap Value Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco European Growth Fund	Invesco International Growth Fund	Invesco Mid Cap Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$5,564	$(325)	$711	$2,873	$(373)	$(28)
Net realized gain (loss) on security transactions	(11,785)	178	1,758	(1,725)	(3,429)	(80,538)
Net realized gain on distributions	3,175	9,000	762	-	35,702	4,756
Net unrealized appreciation (depreciation) of investments during the year	(10,110)	17,916	(3,225)	(4,842)	7,185	38,710

Net increase (decrease) in net assets resulting from operations	(13,156)	26,769	6	(3,694)	39,085	(37,100)

Unit transactions:
Purchases	68,654	-	320	21,337	48,700	6,119
Net transfers	(118,649)	-	(181)	(7,068)	(40,089)	(162,460)
Surrenders for benefit payments and fees	(84,186)	(4,835)	(2,275)	(6,974)	(36,618)	(1,412)
Other transactions	19	(2)	(1)	-	(4)	6
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(14)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(134,162)	(4,837)	(2,137)	7,295	(28,025)	(157,747)

Net increase (decrease) in net assets	(147,317)	21,932	(2,131)	3,601	11,060	(194,847)

Net Assets:
Beginning of Period	786,610	102,236	32,152	327,683	331,872	194,851

End of Period	$639,293	$124,168	$30,021	$331,284	$342,932	$4

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Invesco Small Cap Growth Fund	Invesco Real Estate Fund	Invesco Small Cap Equity Fund	Invesco Emerging Markets All Cap Fund	American Century Diversified Bond Fund	Domini Impact Equity Fund
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account (26)	Sub-Account	Sub-Account
Net investment income (loss)	$(21,997)	$42,044	$(2,256)	$22,382	$308	$6,569
Net realized gain (loss) on security transactions	99,738	(219,240)	(59,200)	110,909	5,956	255,507
Net realized gain on distributions	573,658	204,042	21,991	113,490	4,255	1,458
Net unrealized appreciation (depreciation) of investments during the year	1,332,792	(477,650)	99,520	173,808	2,418	(138,517)

Net increase (decrease) in net assets resulting from operations	1,984,191	(450,804)	60,055	420,589	12,937	125,017

Unit transactions:
Purchases	272,420	327,752	43,559	228,284	35,971	93,391
Net transfers	1,555,896	204,013	(339,547)	(421,990)	(49,490)	(1,729,087)
Surrenders for benefit payments and fees	(468,207)	(684,164)	(32,916)	(147,104)	(52,628)	(112,642)
Other transactions	384	1,101	(12)	(196)	12	(13)
Death benefits	-	-	-	-	-	-
Net loan activity	(31)	(93)	(2)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	1,360,462	(151,391)	(328,918)	(341,006)	(66,135)	(1,748,351)

Net increase (decrease) in net assets	3,344,653	(602,195)	(268,863)	79,583	(53,198)	(1,623,334)

Net Assets:
Beginning of Period	1,829,537	4,578,304	649,912	2,807,625	221,754	1,696,160

End of Period	$5,174,190	$3,976,109	$381,049	$2,887,208	$168,556	$72,826

7	Invesco Small Cap Discovery Fund merged with Invesco Small Cap Growth Fund, effective 5/15/2020
26	Formerly Invesco Oppenheimer Developing Markets Fund . Invesco Developing Markets Fund . Change effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	AB Global Bond Fund	AB Global Risk Allocation Fund	AB Relative Value Fund	AB Sustainable International Thematic Fund	AB International Value Fund	AB Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$722	$3,934	$407	$(3,943)	$(133)	$(291)
Net realized gain (loss) on security transactions	24	(1,186)	(46)	20,855	(16,100)	559
Net realized gain on distributions	894	-	-	10,466	-	3,037
Net unrealized appreciation (depreciation) of investments during the year	2,580	10,382	1,400	116,528	22,700	10,971

Net increase (decrease) in net assets resulting from operations	4,220	13,130	1,761	143,906	6,467	14,276

Unit transactions:
Purchases	21,042	8,457	1,161	58,653	60,990	6,368
Net transfers	(1,011)	(26,293)	(40)	(61,935)	(21,936)	63
Surrenders for benefit payments and fees	(840)	(1,793)	(74)	(35,304)	(55,856)	(5,263)
Other transactions	6	(1)	-	(4)	13	(12)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	19,197	(19,630)	1,047	(38,590)	(16,789)	1,156

Net increase (decrease) in net assets	23,417	(6,499)	2,808	105,316	(10,323)	15,432

Net Assets:
Beginning of Period	112,133	192,009	78,644	449,135	700,186	40,637

End of Period	$135,550	$185,510	$81,452	$554,451	$689,863	$56,069

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	AB Discovery Growth Fund	AB Discovery Value Fund	AB Value Fund	AB High Income Fund	American Funds AMCAP Fund®	American Funds American Balanced Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(2,045)	$(1,303)	$18	$26,366	$(28,064)	$91,638
Net realized gain (loss) on security transactions	12,873	(24,154)	(220)	(12,560)	79,266	290,686
Net realized gain on distributions	42,251	-	-	-	148,592	552,176
Net unrealized appreciation (depreciation) of investments during the year	61,617	43,171	292	4,616	462,973	1,052,235

Net increase (decrease) in net assets resulting from operations	114,696	17,714	90	18,422	662,767	1,986,735

Unit transactions:
Purchases	18,531	60,336	3,545	72,002	357,098	1,245,871
Net transfers	10,459	(38,732)	-	25,473	(44,357)	9,107,723
Surrenders for benefit payments and fees	(62,741)	(178,966)	(1,668)	(39,329)	(359,373)	(2,146,424)
Other transactions	(52)	(29)	(3)	12	1,071	49
Death benefits	-	-	-	-	-	-
Net loan activity	-	(5)	-	(5)	(3)	(176)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(33,803)	(157,396)	1,874	58,153	(45,564)	8,207,043

Net increase (decrease) in net assets	80,893	(139,682)	1,963	76,575	617,203	10,193,778

Net Assets:
Beginning of Period	242,338	779,263	10,291	490,861	3,403,811	10,023,583

End of Period	$323,231	$639,581	$12,254	$567,436	$4,021,014	$20,217,361

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	American Funds Capital Income Builder®	American Funds EuroPacific Growth Fund	American Funds Fundamental Investors Fund(SM)	American Funds New Perspective Fund®	American Funds The Bond Fund of America®	American Funds The Growth Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$354,381	$(95,736)	$109,126	$(70,960)	$31,742	$(305,198)
Net realized gain (loss) on security transactions	140,214	1,592,968	306,686	327,539	64,393	2,039,745
Net realized gain on distributions	-	-	211,892	511,415	131,981	2,193,882
Net unrealized appreciation (depreciation) of investments during the year	(218,920)	2,598,292	1,594,486	2,332,612	148,330	11,165,680

Net increase (decrease) in net assets resulting from operations	275,675	4,095,524	2,222,190	3,100,606	376,446	15,094,109

Unit transactions:
Purchases	1,205,897	1,914,083	1,245,408	965,160	394,958	3,488,084
Net transfers	(231,689)	(6,588,486)	(81,500)	102,739	134,433	(1,206,113)
Surrenders for benefit payments and fees	(2,400,746)	(2,230,440)	(2,081,005)	(1,055,741)	(689,554)	(6,253,197)
Other transactions	285	522	(310)	(167)	442	1,411
Death benefits	-	-	-	-	-	-
Net loan activity	(98)	(231)	(104)	(73)	(39)	(645)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,426,351)	(6,904,552)	(917,511)	11,918	(159,760)	(3,970,460)

Net increase (decrease) in net assets	(1,150,676)	(2,809,028)	1,304,679	3,112,524	216,685	11,123,649

Net Assets:
Beginning of Period	16,182,257	25,665,785	16,948,817	9,853,336	4,088,009	43,871,014

End of Period	$15,031,581	$22,856,757	$18,253,496	$12,965,860	$4,304,694	$54,994,663

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	American Funds The Income Fund of America®	American Funds The Investment Company of America®	American Funds The New Economy Fund®	American Funds Washington Mutual Investors Fund(SM)	American Funds American Mutual Fund®	American Funds Capital World Growth and Income Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$244,200	$48,395	$(19,140)	$37,702	$41,681	$155,281
Net realized gain (loss) on security transactions	129,153	137,426	90,950	98,375	45,973	473,733
Net realized gain on distributions	-	27,530	93,638	68,577	-	-
Net unrealized appreciation (depreciation) of investments during the year	45,324	1,030,776	744,586	137,140	64,911	2,838,214

Net increase (decrease) in net assets resulting from operations	418,677	1,244,127	910,034	341,794	152,565	3,467,228

Unit transactions:
Purchases	881,706	764,948	281,975	439,658	358,666	1,707,011
Net transfers	617,155	(227,168)	(229,573)	25,027	(116,885)	(856,750)
Surrenders for benefit payments and fees	(1,624,336)	(1,006,554)	(256,367)	(691,513)	(170,383)	(2,171,175)
Other transactions	156	(176)	(185)	(291)	1,172	968
Death benefits	-	-	-	-	-	-
Net loan activity	(103)	(116)	-	(183)	(25)	(88)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(125,422)	(469,066)	(204,150)	(227,302)	72,545	(1,320,034)

Net increase (decrease) in net assets	293,255	775,061	705,884	114,492	225,110	2,147,194

Net Assets:
Beginning of Period	10,997,844	9,616,234	3,085,820	5,109,762	3,953,607	25,206,717

End of Period	$11,291,099	$10,391,295	$3,791,704	$5,224,254	$4,178,717	$27,353,911

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	American Funds SMALLCAP World Fund®	New World Fund	Ariel Appreciation Fund	Ariel Fund	Artisan Mid Cap Value Fund	Ave Maria Rising Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(7,327)	$(1,530)	$(199)	$(686)	$14,240	$8,559
Net realized gain (loss) on security transactions	34,489	(12,149)	(54,315)	(111,276)	(145,477)	1,973
Net realized gain on distributions	18,801	-	6,096	3,600	48,387	20,210
Net unrealized appreciation (depreciation) of investments during the year	251,431	57,555	11,464	14,258	190,062	60,134

Net increase (decrease) in net assets resulting from operations	297,394	43,876	(36,954)	(94,104)	107,212	90,876

Unit transactions:
Purchases	60,459	24,606	4,347	3,762	17,904	129,715
Net transfers	44,128	(40,921)	(2,914)	(3,260)	(163,954)	(9,599)
Surrenders for benefit payments and fees	(115,487)	(71,543)	(83,701)	(170,738)	(356,800)	(70,669)
Other transactions	(2)	(4)	(5)	(4)	-	(82)
Death benefits	-	-	-	-	-	-
Net loan activity	(10)	-	-	-	(17)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(10,912)	(87,862)	(82,273)	(170,240)	(502,867)	49,365

Net increase (decrease) in net assets	286,482	(43,986)	(119,227)	(264,345)	(395,655)	140,241

Net Assets:
Beginning of Period	843,855	402,484	191,998	340,345	3,896,590	1,218,959

End of Period	$1,130,337	$358,498	$72,771	$76,000	$3,500,935	$1,359,200

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Ave Maria Value Fund	Ave Maria Growth Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2040 Fund	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2050 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(83)	$(1,270)	$294,993	$225,458	$279,678	$38,828
Net realized gain (loss) on security transactions	(22)	15,163	(229,685)	(182,912)	6,585	27,374
Net realized gain on distributions	542	7,955	675,325	905,206	885,895	73,372
Net unrealized appreciation (depreciation) of investments during the year	504	11,845	2,465,166	2,517,138	922,831	717,473

Net increase (decrease) in net assets resulting from operations	941	33,693	3,205,799	3,464,890	2,094,989	857,047

Unit transactions:
Purchases	481	31,352	2,022,280	2,532,535	992,314	793,496
Net transfers	(17)	(89,728)	(387,852)	(634,012)	(95,470)	(20,255)
Surrenders for benefit payments and fees	(155)	(4,829)	(2,659,486)	(2,149,518)	(2,775,479)	(890,758)
Other transactions	(3)	(4)	47	164	2	23
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(754)	(1,372)	(564)	(198)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	306	(63,209)	(1,025,765)	(252,203)	(1,879,197)	(117,692)

Net increase (decrease) in net assets	1,247	(29,516)	2,180,034	3,212,687	215,792	739,355

Net Assets:
Beginning of Period	16,798	188,012	26,863,694	25,867,486	18,863,186	5,783,565

End of Period	$18,045	$158,496	$29,043,728	$29,080,173	$19,078,978	$6,522,920

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	BlackRock LifePath® Dynamic 2025 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2055 Fund	Baron Small Cap Fund	BlackRock U.S. Government Bond Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$3,049	$1,193	$455	$625	$(980)	$1,618
Net realized gain (loss) on security transactions	37	2,863	1,052	729	221,232	321
Net realized gain on distributions	4,260	5,036	3,575	4,623	39,888	109
Net unrealized appreciation (depreciation) of investments during the year	48,895	71,582	44,577	90,561	(72,068)	5,823

Net increase (decrease) in net assets resulting from operations	56,241	80,674	49,659	96,538	188,072	7,871

Unit transactions:
Purchases	67,466	90,583	72,300	181,095	12,012	16,760
Net transfers	99,580	(1,888)	(21,239)	23,410	(2,314,646)	47,335
Surrenders for benefit payments and fees	(4,552)	(34,206)	(38,968)	(35,692)	(77,439)	(19,477)
Other transactions	(2)	2	(17)	(2)	(6)	29
Death benefits	-	-	-	-	-	-
Net loan activity	-	(55)	(50)	(90)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	162,492	54,436	12,026	168,721	(2,380,079)	44,647

Net increase (decrease) in net assets	218,733	135,109	61,685	265,259	(2,192,007)	52,518

Net Assets:
Beginning of Period	352,013	560,666	361,449	462,307	2,580,174	144,132

End of Period	$570,746	$695,775	$423,134	$727,566	$388,167	$196,650

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	BlackRock Equity Dividend Fund	BlackRock Capital Appreciation Fund	BlackRock Advantage Large Cap Growth Fund	Calvert VP SRI Balanced Portfolio	Calvert Equity Fund	Calvert Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$20,520	$(3,333)	$(768)	$3,525	$(47,180)	$31,506
Net realized gain (loss) on security transactions	(34,844)	21,177	1,127	1,522	336,561	21,858
Net realized gain on distributions	109,231	20,029	5,892	13,405	249,707	26,420
Net unrealized appreciation (depreciation) of investments during the year	(9,069)	76,985	14,775	40,979	1,050,691	53,238

Net increase (decrease) in net assets resulting from operations	85,838	114,858	21,026	59,431	1,589,779	133,022

Unit transactions:
Purchases	228,967	30,477	13,707	3,336	611,021	213,568
Net transfers	48,480	(3,732)	(767)	(8,962)	2,552,352	23,892
Surrenders for benefit payments and fees	(328,002)	(231,344)	(3,382)	(300)	(986,598)	(412,029)
Other transactions	(39)	(7)	(8)	-	(349)	1,005
Death benefits	-	-	-	-	-	-
Net loan activity	(9)	-	-	-	(16)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(50,603)	(204,606)	9,550	(5,926)	2,176,410	(173,564)

Net increase (decrease) in net assets	35,235	(89,748)	30,576	53,506	3,766,189	(40,542)

Net Assets:
Beginning of Period	2,523,293	480,621	58,962	419,106	6,290,032	2,131,822

End of Period	$2,558,528	$390,873	$89,538	$472,612	$10,056,221	$2,091,280

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Calvert Income Fund	Columbia Contrarian Core Fund	Columbia Small Cap Value I Fund	Columbia Select Mid Cap Value Fund	Columbia Acorn Fund	CRM Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account
Net investment income (loss)	$12,690	$(1,780)	$(362)	$(1,373)	$(11,716)	$301
Net realized gain (loss) on security transactions	6,271	11,406	489	(44,306)	(50,175)	(9,662)
Net realized gain on distributions	-	28,625	62	20,297	260,473	7,048
Net unrealized appreciation (depreciation) of investments during the year	22,262	27,079	21,155	146,297	201,835	39,415

Net increase (decrease) in net assets resulting from operations	41,223	65,330	21,344	120,915	400,417	37,102

Unit transactions:
Purchases	72,271	44,611	6,967	131,789	113,137	14,554
Net transfers	16,278	20,262	36,806	161,628	(88,957)	(10,979)
Surrenders for benefit payments and fees	(88,531)	(109,375)	(7,551)	(86,388)	(246,673)	(32,451)
Other transactions	206	12	(5)	(3)	1	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(22)	(5)	(37)	(2)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	224	(44,490)	36,195	207,021	(222,529)	(28,879)

Net increase (decrease) in net assets	41,447	20,841	57,539	327,936	177,888	8,223

Net Assets:
Beginning of Period	611,394	422,193	74,105	846,460	1,435,178	457,689

End of Period	$652,841	$443,034	$131,644	$1,174,396	$1,613,066	$465,912

2	Columbia Small/Mid Cap Value Fund merged with Columbia Select Mid Cap Value Fund, effective 7/10/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Columbia Disciplined Small Core Fund	Calamos International Growth Fund	Davis Financial Fund	Davis New York Venture Fund	Davis Opportunity Fund	Delaware Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(250)	$(18)	$1,504	$(5,114)	$(432)	$599
Net realized gain (loss) on security transactions	(28,612)	5	(1,911)	(188,121)	(6,224)	40
Net realized gain on distributions	-	99	10,297	288,179	2,665	17
Net unrealized appreciation (depreciation) of investments during the year	17,067	475	(24,319)	407,536	3,460	2,546

Net increase (decrease) in net assets resulting from operations	(11,795)	561	(14,429)	502,480	(531)	3,202

Unit transactions:
Purchases	8,297	-	22,243	356,405	3,189	3,505
Net transfers	(37,410)	-	(602)	(573,114)	9,191	24,091
Surrenders for benefit payments and fees	(13,817)	(3)	(1,096)	(450,457)	(68,809)	(15)
Other transactions	(6)	(4)	(5)	(75)	(4)	4
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	(39)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(42,936)	(7)	20,540	(667,280)	(56,433)	27,585

Net increase (decrease) in net assets	(54,731)	554	6,111	(164,801)	(56,964)	30,787

Net Assets:
Beginning of Period	54,728	1,298	249,279	5,864,390	169,393	9,682

End of Period	$-	$1,852	$255,390	$5,699,589	$112,429	$40,469

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Delaware Extended Duration Bond Fund	Dreyfus Bond Market Index Fund	Dreyfus VIF Appreciation Portfolio	Dreyfus International Stock Index Fund	Dreyfus MidCap Index Fund	Dreyfus SmallCap Stock Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$158	$239,673	$2	$5,771	$153,963	$86,874
Net realized gain (loss) on security transactions	1,450	108,206	(1,206)	3,873	(495,168)	(352,166)
Net realized gain on distributions	162	54,940	1,240	-	1,614,025	805,738
Net unrealized appreciation (depreciation) of investments during the year	(540)	435,879	1,703	12,547	1,022,674	807,583

Net increase (decrease) in net assets resulting from operations	1,230	838,698	1,739	22,191	2,295,494	1,348,029

Unit transactions:
Purchases	224	1,382,550	2,060	1	1,639,325	1,220,394
Net transfers	(6,544)	949,384	(7,327)	(7,794)	(956,799)	(1,420,297)
Surrenders for benefit payments and fees	(4,219)	(1,505,831)	-	(55,117)	(2,135,072)	(1,205,122)
Other transactions	(3)	1,320	(2)	-	150	284
Death benefits	-	-	-	-	-	-
Net loan activity	-	(51)	-	-	(78)	(35)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(10,542)	827,372	(5,269)	(62,910)	(1,452,474)	(1,404,776)

Net increase (decrease) in net assets	(9,312)	1,666,071	(3,530)	(40,719)	843,020	(56,747)

Net Assets:
Beginning of Period	11,929	13,011,187	23,608	402,574	16,995,181	12,951,414

End of Period	$2,617	$14,677,258	$20,078	$361,855	$17,838,201	$12,894,667

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Dreyfus VIF Growth and Income Portfolio	Dreyfus VIF Quality Bond Portfolio Fund	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Dreyfus S&P 500 Index Fund	Eaton Vance Large-Cap Value Fund	Eaton Vance Dividend Builder Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$-	$272	$21	$327,024	$38,885	$16,927
Net realized gain (loss) on security transactions	-	2,828	5	(3,699)	(139,752)	40,544
Net realized gain on distributions	1	-	67	3,039,405	11,547	16,789
Net unrealized appreciation (depreciation) of investments during the year	13	(1,344)	1,190	1,643,815	(781,577)	63,377

Net increase (decrease) in net assets resulting from operations	14	1,756	1,283	5,006,545	(870,897)	137,637

Unit transactions:
Purchases	120	2,819	-	3,193,681	111,146	54,655
Net transfers	-	(78,627)	-	(360,014)	(4,596,031)	(172,991)
Surrenders for benefit payments and fees	-	-	-	(3,532,787)	(564,735)	(145,941)
Other transactions	(2)	-	(2)	(52)	8	-
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	(211)	(33)	(24)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	118	(75,808)	(2)	(699,383)	(5,049,645)	(264,301)

Net increase (decrease) in net assets	132	(74,052)	1,281	4,307,162	(5,920,542)	(126,664)

Net Assets:
Beginning of Period	-	74,053	5,504	28,100,875	7,516,849	1,578,432

End of Period	$132	$1	$6,785	$32,408,037	$1,596,307	$1,451,768

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Income Fund of Boston	Eaton Vance Balanced Fund	Eaton Vance Atlanta Capital SMID-Cap Fund	Wells Fargo Asset Allocation Fund	Wells Fargo Emerging Markets Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(842)	$173,385	$25	$(2,894)	$3,039	$(18,431)
Net realized gain (loss) on security transactions	9,661	(48,510)	273	13,331	376	110,793
Net realized gain on distributions	62,749	-	3,305	87,460	2,037	-
Net unrealized appreciation (depreciation) of investments during the year	28,927	104,758	20,214	(20,227)	14,139	322,266

Net increase (decrease) in net assets resulting from operations	100,495	229,633	23,817	77,670	19,591	414,628

Unit transactions:
Purchases	88,157	281,674	30,757	96,303	12,080	246,841
Net transfers	17,817	2,106,009	4,247	(149,954)	-	(85,915)
Surrenders for benefit payments and fees	(86,756)	(636,676)	(2,744)	(99,870)	(6,420)	(307,607)
Other transactions	(8)	2,573	(49)	(5)	1	(129)
Death benefits	-	-	-	-	-	-
Net loan activity	(8)	(110)	-	(56)	(45)	(110)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	19,202	1,753,470	32,211	(153,582)	5,616	(146,920)

Net increase (decrease) in net assets	119,697	1,983,103	56,028	(75,912)	25,206	267,708

Net Assets:
Beginning of Period	869,189	2,316,742	157,122	906,231	150,961	2,221,654

End of Period	$988,886	$4,299,845	$213,150	$830,319	$176,167	$2,489,362

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Wells Fargo Utility & Telecommunications Fund	Alger Capital Appreciation Institutional Portfolio	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund	Nuveen Mid Cap Growth Opportunities Fund	Nuveen Small Cap Select Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$59	$(41,197)	$(11,527)	$(3,130)	$(1,033)	$(140)
Net realized gain (loss) on security transactions	141	364,606	43,971	5,271	(15,388)	(1,213)
Net realized gain on distributions	1,357	871,601	278,333	38,449	14,610	242
Net unrealized appreciation (depreciation) of investments during the year	(1,302)	669,905	661,571	224,346	38,823	3,073

Net increase (decrease) in net assets resulting from operations	255	1,864,915	972,348	264,936	37,012	1,962

Unit transactions:
Purchases	2,473	414,656	120,013	53,145	13,471	1,779
Net transfers	-	(593,698)	30,011	105,235	4,540	(420)
Surrenders for benefit payments and fees	(2,097)	(548,945)	(51,730)	(56,305)	(67,111)	(1,738)
Other transactions	-	1,450	(8)	(18)	(28)	-
Death benefits	-	-	-	-	-	-
Net loan activity	-	(133)	(50)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	376	(726,670)	98,236	102,057	(49,128)	(379)

Net increase (decrease) in net assets	631	1,138,245	1,070,584	366,993	(12,116)	1,584

Net Assets:
Beginning of Period	12,217	4,991,827	1,509,906	387,980	133,949	15,260

End of Period	$12,848	$6,130,072	$2,580,490	$754,973	$121,833	$16,844

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Fidelity Advisor Equity Growth Fund	Fidelity Advisor Value Strategies Fund	Fidelity Advisor Leveraged Company Stock Fund	Federated Hermes Equity Income Fund, Inc	Federated Hermes Fund for U.S. Government Securities	Federated Hermes MDT Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)
Net investment income (loss)	$(3,076)	$589	$(11,753)	$115	$2,436	$(1,539)
Net realized gain (loss) on security transactions	8,421	(1,634)	(66,132)	200	(650)	5,789
Net realized gain on distributions	77,568	-	62,198	-	-	19,899
Net unrealized appreciation (depreciation) of investments during the year	126,285	14,533	455,482	7,229	3,525	52,229

Net increase (decrease) in net assets resulting from operations	209,198	13,488	439,795	7,544	5,311	76,378

Unit transactions:
Purchases	70,092	-	163,188	17,000	15,681	13,584
Net transfers	253	2,244	(139,523)	23,408	(20,971)	(212)
Surrenders for benefit payments and fees	(25,157)	(2,956)	(124,729)	(39,761)	(18,423)	(36,945)
Other transactions	(19)	-	-	6	(1)	(11)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(9)	(50)	(2)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	45,169	(712)	(101,073)	603	(23,716)	(23,584)

Net increase (decrease) in net assets	254,367	12,776	338,722	8,147	(18,405)	52,794

Net Assets:
Beginning of Period	460,262	211,196	1,776,839	101,042	172,611	211,232

End of Period	$714,629	$223,972	$2,115,561	$109,189	$154,206	$264,026

10	Formerly Federated Equity Income Fund, Inc . Federated Hermes Equity Income Fund, Inc . Change effective 6/26/2020

11	Formerly Federated Fund for U.S. Government Securities Fund . Federated Hermes Fund for U.S. Government Securities . Change effective 6/26/2020

12	Formerly Federated MDT Mid Cap Growth Fund . Federated Hermes MDT Mid Cap Growth Fund . Change effective 6/26/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Federated Hermes High Income Bond Fund, Inc.	Federated Hermes Kaufmann Fund	Federated Hermes Short- Term Income Fund	Federated Hermes Total Return Bond Fund	Federated Hermes Clover Small Value Fund	Federated Hermes International Leaders Fund
	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)	Sub-Account (18)
Net investment income (loss)	$253	$(42,539)	$1,170	$2,035	$(130)	$(25)
Net realized gain (loss) on security transactions	(92)	193,392	8	892	(2,272)	246
Net realized gain on distributions	-	408,223	75	2,670	-	-
Net unrealized appreciation (depreciation) of investments during the year	(118)	864,511	1,637	5,452	6,454	669

Net increase (decrease) in net assets resulting from operations	43	1,423,587	2,890	11,049	4,052	890

Unit transactions:
Purchases	880	356,642	-	8,139	1,704	495
Net transfers	-	(88,876)	-	-	(6,475)	-
Surrenders for benefit payments and fees	(4,744)	(784,574)	(30)	(22,771)	(127)	(11)
Other transactions	(1)	(100)	11	42	(4)	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(27)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(3,865)	(516,935)	(19)	(14,590)	(4,902)	477

Net increase (decrease) in net assets	(3,822)	906,652	2,871	(3,541)	(849)	1,367
Net Assets:
Beginning of Period	8,349	5,383,816	93,178	144,000	57,400	5,275

End of Period	$4,527	$6,290,468	$96,049	$140,459	$56,551	$6,642

13	Formerly Federated High Income Bond Fund . Federated Hermes High Income Bond Fund, Inc . Change effective 6/26/2020

14	Formerly Federated Kaufmann Fund . Federated Hermes Kaufmann Fund . Change effective 6/26/2020

15	Formerly Federated Short-Term Income Fund . Federated Hermes Short-Term Income Fund . Change effective 6/26/2020

16	Formerly Federated Total Return Bond Fund . Federated Hermes Total Return Bond Fund . Change effective 6/26/2020

17	Formerly Federated Clover Small Value Fund . Federated Hermes Clover Small Value Fund . Change effective 6/26/2020

18	Formerly Federated International Leaders Fund . Federated Hermes International Leaders Fund . Change effective 6/26/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Balanced Portfolio	Fidelity® VIP Growth & Income Portfolio	Fidelity® VIP Freedom 2020 Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(6,308)	$(347)	$251	$10,201	$4,181	$685
Net realized gain (loss) on security transactions	299,204	13,505	(3,893)	44,412	902	16
Net realized gain on distributions	53,455	500	2,666	20,605	18,119	5,465
Net unrealized appreciation (depreciation) of investments during the year	195,451	(9,833)	603	232,310	(8,167)	7,344

Net increase (decrease) in net assets resulting from operations	541,802	3,825	(373)	307,528	15,035	13,510

Unit transactions:
Purchases	32,066	1,973	4,418	21,236	12,000	-
Net transfers	(128,166)	(3,387)	(5,451)	417,776	(6,735)	-
Surrenders for benefit payments and fees	(35,786)	(72,422)	(10,309)	(232,836)	(86,843)	-
Other transactions	-	699	3	(2)	(1)	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	(11,189)	-	-

Net increase (decrease) in net assets resulting from unit transactions	(131,886)	(73,137)	(11,339)	194,985	(81,579)	(1)

Net increase (decrease) in net assets	409,915	(69,312)	(11,712)	502,513	(66,545)	13,509

Net Assets:
Beginning of Period	759,145	115,386	57,235	1,462,003	389,704	94,326

End of Period	$1,169,060	$46,074	$45,523	$1,964,516	$323,159	$107,835

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity Advisor® Stock Selector All Cap Fund	Templeton Developing Markets Trust	Franklin High Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$4,234	$605	$3,009	$(97)	$3,399	$32,669
Net realized gain (loss) on security transactions	269	9	685	24	14,509	(11,121)
Net realized gain on distributions	30,266	2,876	18,929	608	14,571	-
Net unrealized appreciation (depreciation) of investments during the year	68,639	4,998	45,653	2,156	122,895	15,728

Net increase (decrease) in net assets resulting from operations	103,408	8,488	68,276	2,691	155,374	37,276

Unit transactions:
Purchases	2,660	-	-	1,800	103,470	74,120
Net transfers	5,200	21,972	16,935	-	(69,570)	(18,744)
Surrenders for benefit payments and fees	(236)	(491)	(50)	(12)	(166,495)	(61,341)
Other transactions	(2)	(1)	-	(3)	43	-
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(9)	(5)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	7,622	21,480	16,885	1,785	(132,561)	(5,970)

Net increase (decrease) in net assets	111,030	29,967	85,162	4,476	22,813	31,306

Net Assets:
Beginning of Period	622,636	55,291	428,508	10,009	1,050,985	747,865

End of Period	$733,666	$85,258	$513,670	$14,485	$1,073,798	$779,171

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Franklin Strategic Income Fund	Templeton Global Bond Fund	Franklin U.S. Government Securities Fund	Franklin Small Cap Value Fund	Franklin Mutual Global Discovery Fund	Templeton Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$76,882	$174,475	$7,279	$3,379	$179,582	$5,828
Net realized gain (loss) on security transactions	(31,634)	(259,192)	(4,019)	(48,706)	(272,458)	(38,103)
Net realized gain on distributions	-	-	-	46,780	56,107	-
Net unrealized appreciation (depreciation) of investments during the year	18,970	(145,784)	7,900	150,029	(482,961)	88,406

Net increase (decrease) in net assets resulting from operations	64,218	(230,501)	11,160	151,482	(519,730)	56,131

Unit transactions:
Purchases	239,788	432,312	38,005	231,352	924,510	129,597
Net transfers	42,152	(688,289)	2,131	(64,451)	(380,134)	(71,461)
Surrenders for benefit payments and fees	(368,802)	(517,198)	(102,489)	(213,312)	(1,075,521)	(155,155)
Other transactions	8	289	-	27	51	(55)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(6)	-	(24)	(80)	(9)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(86,854)	(772,892)	(62,353)	(46,408)	(531,174)	(97,083)

Net increase (decrease) in net assets	(22,635)	(1,003,394)	(51,192)	105,074	(1,050,904)	(40,952)

Net Assets:
Beginning of Period	2,494,921	4,918,022	508,827	3,017,390	10,025,421	1,599,414

End of Period	$2,472,286	$3,914,628	$457,635	$3,122,464	$8,974,517	$1,558,462

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Franklin Income Fund	Franklin Growth Fund	Franklin Total Return Fund	Franklin Balance Sheet Investment Fund	Franklin Mutual Beacon Fund	Franklin Mutual Shares Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$294,235	$(20,340)	$7,351	$56,779	$20,602	$38,837
Net realized gain (loss) on security transactions	(67,770)	4,670,905	1,932	(84,709)	543	(56,617)
Net realized gain on distributions	-	226,623	-	-	6,103	55,703
Net unrealized appreciation (depreciation) of investments during the year	(101,244)	(3,240,929)	13,421	(55,228)	6,567	(252,859)

Net increase (decrease) in net assets resulting from operations	125,221	1,636,259	22,704	(83,158)	33,815	(214,936)

Unit transactions:
Purchases	487,737	846,216	45,465	9,193	43,895	236,469
Net transfers	(236,610)	(14,585,596)	22,284	(56,125)	(3,699)	(213,620)
Surrenders for benefit payments and fees	(671,191)	(1,566,368)	(69,989)	(51,667)	(37,041)	(239,217)
Other transactions	68	(196)	37	(2)	4	49
Death benefits	-	-	-	-	-	-
Net loan activity	(30)	(79)	(10)	(2)	-	(8)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(420,026)	(15,306,023)	(2,213)	(98,603)	3,159	(216,327)

Net increase (decrease) in net assets	(294,804)	(13,669,765)	20,491	(181,761)	36,973	(431,263)

Net Assets:
Beginning of Period	6,865,083	16,729,432	353,680	1,926,084	974,765	3,806,665

End of Period	$6,570,279	$3,059,667	$374,171	$1,744,323	$1,011,738	$3,375,402

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Franklin Small-Mid Cap Growth Fund	Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund	Franklin Moderate Allocation Fund	Templeton Foreign Fund	Highland Socially Responsible Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)
Net investment income (loss)	$(9,687)	$24,288	$31,547	$43,710	$50,360	$(548)
Net realized gain (loss) on security transactions	150,553	11,276	17,969	954	(322,713)	(35,266)
Net realized gain on distributions	407,158	33,625	295,040	212,383	-	-
Net unrealized appreciation (depreciation) of investments during the year	1,361,032	154,597	614,674	515,517	(74,132)	32,761

Net increase (decrease) in net assets resulting from operations	1,909,056	223,786	959,230	772,564	(346,485)	(3,053)

Unit transactions:
Purchases	48,787	262,000	715,347	576,719	183,041	12,629
Net transfers	(1,288,951)	(67,458)	(197,843)	211,741	(737,246)	(57,984)
Surrenders for benefit payments and fees	(709,635)	(419,532)	(749,635)	(463,801)	(1,072,201)	(907)
Other transactions	(59)	(8)	7	37	193	(2)
Death benefits	-	-	-	-	-	-
Net loan activity	(9)	(91)	(55)	(90)	(67)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,949,867)	(225,089)	(232,179)	324,606	(1,626,280)	(46,264)

Net increase (decrease) in net assets	(40,811)	(1,303)	727,051	1,097,170	(1,972,765)	(49,317)

Net Assets:
Beginning of Period	4,691,671	2,799,135	6,796,493	6,429,020	6,807,639	107,270

End of Period	$4,650,860	$2,797,832	$7,523,544	$7,526,190	$4,834,874	$57,953

19	Formerly Highland Premier Growth Equity . Highland Socially Responsible Equity Fund . Change effective 3/20/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Goldman Sachs Income Builder Fund	Goldman Sachs Capital Growth Fund	Goldman Sachs Core Fixed Income Fund	Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Government Income Fund	Goldman Sachs Equity Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$1,227	$(46)	$1,418	$-	$13,577	$840
Net realized gain (loss) on security transactions	2,374	(3)	225	-	41,773	229
Net realized gain on distributions	-	282	3,488	1	-	-
Net unrealized appreciation (depreciation) of investments during the year	126	982	6,690	3	54,728	2,620

Net increase (decrease) in net assets resulting from operations	3,727	1,215	11,821	4	110,078	3,689

Unit transactions:
Purchases	2,068	526	11,109	-	97,453	4,933
Net transfers	(4,522)	6,735	-	-	(820,535)	10
Surrenders for benefit payments and fees	(18,997)	(5)	(1,805)	(1)	(127,213)	(103)
Other transactions	1	(3)	17	(2)	129	-
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(21)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(21,450)	7,253	9,321	(3)	(850,187)	4,840

Net increase (decrease) in net assets	(17,723)	8,468	21,142	1	(740,109)	8,528

Net Assets:
Beginning of Period	62,296	181	139,815	13	2,010,394	121,622

End of Period	$44,573	$8,649	$160,957	$14	$1,270,285	$130,150

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Goldman Sachs Growth Opportunities Fund	Goldman Sachs Focused International Equity Fund	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund	Goldman Sachs Strategic Growth Fund	Goldman Sachs High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(7,425)	$(152)	$1,696	$(8,294)	$(617)	$83,890
Net realized gain (loss) on security transactions	(42,598)	68	(105,687)	(326,692)	(1)	(276,601)
Net realized gain on distributions	246,769	-	-	-	18,441	-
Net unrealized appreciation (depreciation) of investments during the year	172,333	3,426	358,230	329,875	15,046	134,203

Net increase (decrease) in net assets resulting from operations	369,079	3,342	254,239	(5,111)	32,869	(58,508)

Unit transactions:
Purchases	83,116	3,642	188,768	552,637	5,052	84,054
Net transfers	(20,446)	-	(172,034)	(493,516)	27,743	(2,100,693)
Surrenders for benefit payments and fees	(114,367)	(571)	(603,969)	(484,418)	(48)	(132,238)
Other transactions	(116)	(1)	139	(87)	(12)	(142)
Death benefits	-	-	-	-	-	-
Net loan activity	(6)	(5)	(157)	(48)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(51,819)	3,065	(587,253)	(425,432)	32,735	(2,149,019)

Net increase (decrease) in net assets	317,260	6,406	(333,014)	(430,544)	65,604	(2,207,527)

Net Assets:
Beginning of Period	893,525	11,774	4,357,262	5,613,642	61,250	2,829,013

End of Period	$1,210,785	$18,180	$4,024,248	$5,183,098	$126,854	$621,486

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Goldman Sachs Large Cap Value Fund	Goldman Sachs Small/ Mid Cap Growth Fund	Goldman Sachs Satellite Strategies Portfolio	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$1,102	$(2,494)	$19	$72,254	$426,558	$74,699
Net realized gain (loss) on security transactions	(8,869)	10,836	-	256,630	94,857	(578,274)
Net realized gain on distributions	8,273	34,895	-	359,602	29,246	1,396,003
Net unrealized appreciation (depreciation) of investments during the year	4,388	53,120	45	(1,754)	530,877	2,695,446

Net increase (decrease) in net assets resulting from operations	4,894	96,357	64	686,732	1,081,538	3,587,874

Unit transactions:
Purchases	51,439	15,574	180	115,622	411,272	149,227
Net transfers	(746)	(11,939)	-	(407,708)	(202,716)	(5,215,714)
Surrenders for benefit payments and fees	(117,791)	(36,452)	(2)	(546,222)	(1,331,573)	(1,644,764)
Other transactions	5	(17)	(1)	12,297	168	(157)
Death benefits	-	-	-	-	-	-
Net loan activity	(43)	-	-	(12)	(54)	(34)
Net annuity transactions	-	-	-	-	(19,586)	(3,336)

Net increase (decrease) in net assets resulting from unit transactions	(67,136)	(32,834)	177	(826,023)	(1,142,489)	(6,714,778)

Net increase (decrease) in net assets	(62,242)	63,523	241	(139,291)	(60,951)	(3,126,904)

Net Assets:
Beginning of Period	463,629	199,206	1,690	7,322,170	13,250,124	24,516,405

End of Period	$401,387	$262,729	$1,931	$7,182,879	$13,189,173	$21,389,501

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund	The Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account (3) (6)	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account
Net investment income (loss)	$370,504	$(9,165)	$539	$3,154	$(43,095)	$8,936
Net realized gain (loss) on security transactions	(375,584)	(5,916)	(313,674)	36,967	(1,399,535)	8,586
Net realized gain on distributions	1,158,606	763,291	688,298	183	4,326,656	-
Net unrealized appreciation (depreciation) of investments during the year	507,302	102,627	(112,390)	1,552,041	57,286	131,334

Net increase (decrease) in net assets resulting from operations	1,660,828	850,837	262,773	1,592,345	2,941,312	148,856

Unit transactions:
Purchases	515,956	260,494	41,955	165,064	464,325	45,382
Net transfers	(64,637)	(229,362)	(1,619,805)	11,975,855	(10,499,862)	(24,441)
Surrenders for benefit payments and fees	(2,637,243)	(269,848)	(70,808)	(549,634)	(753,610)	(51,605)
Other transactions	192	(180)	(13)	(3)	(48)	2,771
Death benefits	-	-	-	-	-	-
Net loan activity	(52)	(67)	(11)	(5)	(77)	(9)
Net annuity transactions	(2,686)	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,188,470)	(238,963)	(1,648,682)	11,591,277	(10,789,272)	(27,902)

Net increase (decrease) in net assets	(527,642)	611,874	(1,385,909)	13,183,622	(7,847,959)	120,955

Net Assets:
Beginning of Period	26,234,554	4,029,201	1,385,914	735	7,847,959	860,347

End of Period	$25,706,912	$4,641,075	$5	$13,184,357	$-	$981,302

3	Hartford Global Growth HLS Fund merged with Hartford Dividend and Growth HLS Fund, effective 9/25/2020
4	Hartford Growth Opportunities HLS Fund merged with Hartford Disciplined Equity HLS Fund, effective 9/25/2020
6	Hartford Value HLS Fund merged with Hartford Dividend and Growth HLS Fund, effective 9/25/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(23,442)	$51,957	$(15,392)	$(4,325)	$48,197	$18,918
Net realized gain (loss) on security transactions	170,448	8,405	104,875	(8,752)	226,929	3,090
Net realized gain on distributions	1,287,368	-	691,467	21,878	323,980	-
Net unrealized appreciation (depreciation) of investments during the year	1,640,787	(39,023)	1,483,914	162,391	(77,881)	9,728

Net increase (decrease) in net assets resulting from operations	3,075,161	21,339	2,264,864	171,192	521,225	31,736

Unit transactions:
Purchases	61,203	262,959	79,579	61,250	53,760	17,303
Net transfers	(2,014,242)	493,422	(369,352)	(47,344)	(314,195)	(577,528)
Surrenders for benefit payments and fees	(2,034,634)	(335,956)	(835,269)	(33,716)	(299,016)	(102,309)
Other transactions	141	(8)	(37)	(18)	(6)	(2)
Death benefits	-	-	-	-	-	-
Net loan activity	(5)	(52)	(4)	-	(13)	-
Net annuity transactions	-	(7,131)	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(3,987,537)	413,234	(1,125,083)	(19,828)	(559,470)	(662,536)

Net increase (decrease) in net assets	(912,376)	434,573	1,139,781	151,364	(38,245)	(630,796)

Net Assets:
Beginning of Period	16,456,246	3,602,854	5,142,763	609,763	5,092,469	630,796

End of Period	$15,543,870	$4,037,427	$6,282,544	$761,127	$5,054,224	$-

5	Hartford U.S. Government Securities HLS Fund merged with Hartford Ultrashort Bond HLS Fund, effective 9/18/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Hartford Value HLS Fund	The Hartford Checks and Balances Fund	The Hartford High Yield	The Hartford Dividend and Growth Fund	The Hartford International Opportunities Fund	The Hartford MidCap Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$16,434	$2,427	$3,609	$3,533	$(2,376)	$(8,463)
Net realized gain (loss) on security transactions	(407,175)	(5,830)	(73)	16,099	17,655	28,759
Net realized gain on distributions	197,889	5,739	-	14,740	-	77,407
Net unrealized appreciation (depreciation) of investments during the year	(1,670)	26,259	3,938	19,041	40,435	66,412

Net increase (decrease) in net assets resulting from operations	(194,522)	28,595	7,474	53,413	55,714	164,115

Unit transactions:
Purchases	69,062	22,260	23,311	80,309	49,733	87,520
Net transfers	(1,430,042)	(1,570)	1,042	2,183	(20,773)	(14,900)
Surrenders for benefit payments and fees	(109,522)	(159,841)	(2,129)	(261,121)	(196,553)	(200,553)
Other transactions	26	(2)	12	3	(4)	1
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(13)	(17)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,470,476)	(139,153)	22,236	(178,626)	(167,610)	(127,949)

Net increase (decrease) in net assets	(1,664,999)	(110,558)	29,711	(125,214)	(111,896)	36,166

Net Assets:
Beginning of Period	1,664,999	346,174	83,366	881,155	414,340	856,740

End of Period	$-	$235,616	$113,077	$755,941	$302,444	$892,906

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	The Hartford Small Company Fund	The Hartford Total Return Bond Fund	The Hartford Healthcare Fund	The Hartford Growth Opportunities Fund	The Hartford Value Opportunities Fund	Hartford Moderate Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(3,049)	$8,421	$(4,319)	$(4,795)	$45	$15,900
Net realized gain (loss) on security transactions	13,435	12,486	7,085	112,629	2	9,167
Net realized gain on distributions	32,192	2,879	65,117	32,833	-	49,247
Net unrealized appreciation (depreciation) of investments during the year	105,503	12,826	21,988	54,349	2	146,793

Net increase (decrease) in net assets resulting from operations	148,081	36,612	89,871	195,016	49	221,107

Unit transactions:
Purchases	24,883	57,217	196,110	60,534	-	154,493
Net transfers	(29,005)	(18,056)	(5,660)	25,670	-	(118,956)
Surrenders for benefit payments and fees	(60,997)	(139,835)	(12,412)	(368,031)	(1)	(316,607)
Other transactions	(17)	(422)	(304)	(7)	(1)	(13)
Death benefits	-	-	-	-	-	-
Net loan activity	(2)	-	-	-	-	(5)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(65,138)	(101,096)	177,734	(281,834)	(2)	(281,088)

Net increase (decrease) in net assets	82,943	(64,484)	267,605	(86,818)	47	(59,981)

Net Assets:
Beginning of Period	326,265	527,645	368,734	377,630	2,743	2,332,516

End of Period	$409,208	$463,161	$636,339	$290,812	$2,790	$2,272,535

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	The Hartford Conservative Allocation Fund	The Hartford Capital Appreciation Fund	The Hartford Growth Allocation Fund	The Hartford Inflation Plus Fund	The Hartford Equity Income Fund	The Hartford Balanced Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$7,467	$(23,259)	$25,321	$2,343	$5,170	$5,273
Net realized gain (loss) on security transactions	834	87,678	28,313	112	(797)	1,449
Net realized gain on distributions	-	304,115	73,996	-	6,090	2,230
Net unrealized appreciation (depreciation) of investments during the year	59,819	1,015,173	203,736	31,530	23,646	19,062

Net increase (decrease) in net assets resulting from operations	68,120	1,383,707	331,366	33,985	34,109	28,014

Unit transactions:
Purchases	75,413	408,428	271,138	58,403	80,764	61,819
Net transfers	-	(256,381)	(303,972)	(37,050)	28,502	37,985
Surrenders for benefit payments and fees	(14,714)	(672,831)	(173,540)	(65,605)	(46,856)	(56,430)
Other transactions	(4)	1	(3)	(3)	13	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(24)	-	(12)	(28)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	60,695	(520,807)	(206,377)	(44,267)	62,395	43,373

Net increase (decrease) in net assets	128,815	862,899	124,989	(10,282)	96,504	71,387

Net Assets:
Beginning of Period	809,413	7,391,615	2,778,131	458,048	524,823	425,307

End of Period	$938,228	$8,254,514	$2,903,120	$447,766	$621,327	$496,694

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	The Hartford MidCap Value Fund	Hotchkis and Wiley Large Cap Value Fund	Invesco V.I. Technology Fund	Invesco Technology Fund	Ivy Natural Resources Fund	Ivy Large Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(202)	$5,532	$(3,621)	$(7,608)	$(1,793)	$(4,981)
Net realized gain (loss) on security transactions	10,764	8,808	32,074	40,330	(71,719)	27,144
Net realized gain on distributions	-	-	42,562	102,262	-	43,660
Net unrealized appreciation (depreciation) of investments during the year	(9,602)	(44,084)	129,813	323,429	(45,932)	84,012

Net increase (decrease) in net assets resulting from operations	960	(29,744)	200,828	458,413	(119,444)	149,835

Unit transactions:
Purchases	8,621	33,165	6,109	103,315	102,416	63,681
Net transfers	(552)	(56,657)	(86,003)	141,041	(48,650)	(49,137)
Surrenders for benefit payments and fees	(144,694)	(49,048)	(21,379)	(83,511)	(103,245)	(99,919)
Other transactions	(3)	(3)	-	(11)	4	(8)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(2)	-	(19)	(17)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(136,628)	(72,545)	(101,273)	160,815	(49,492)	(85,383)

Net increase (decrease) in net assets	(135,668)	(102,288)	99,555	619,228	(168,935)	64,452

Net Assets:
Beginning of Period	174,528	617,872	540,859	914,822	959,052	670,365

End of Period	$38,860	$515,584	$640,414	$1,534,050	$790,117	$734,817

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Ivy Science & Technology Fund	Ivy Asset Strategy Fund	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Balanced Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(13,822)	$2,080	$(13,753)	$103	$(531)	$3,858
Net realized gain (loss) on security transactions	73,957	(5,179)	10,423	11,034	2,860	49,751
Net realized gain on distributions	167,465	3,971	218,229	14,109	6,949	7,480
Net unrealized appreciation (depreciation) of investments during the year	303,040	40,469	840,293	26,524	6,262	(27,000)

Net increase (decrease) in net assets resulting from operations	530,640	41,341	1,055,192	51,770	15,540	34,089

Unit transactions:
Purchases	397,078	40,056	16,438	180	397	1,584
Net transfers	(177,952)	(12,801)	51,197	-	(12,915)	(182,139)
Surrenders for benefit payments and fees	(218,180)	(42,492)	(68,420)	(27,982)	(6,128)	(72,536)
Other transactions	(4)	(3)	(34)	(17)	(1)	-
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	(3,889)	(2,128)	-	-

Net increase (decrease) in net assets resulting from unit transactions	942	(15,240)	(4,708)	(29,947)	(18,647)	(253,091)

Net increase (decrease) in net assets	531,582	26,101	1,050,484	21,823	(3,107)	(219,002)

Net Assets:
Beginning of Period	1,687,510	356,318	2,895,720	293,095	101,248	472,225

End of Period	$2,219,092	$382,419	$3,946,204	$314,918	$98,141	$253,223

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Janus Henderson Overseas Portfolio	Janus Henderson Flexible Bond Fund	Janus Henderson Forty Fund	Janus Henderson Balanced Fund	Janus Henderson Enterprise Fund	Janus Henderson Overseas Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$1,153	$673	$(47,472)	$11,088	$(12,026)	$88
Net realized gain (loss) on security transactions	(10,884)	11	177,467	88,366	50,532	(2,103)
Net realized gain on distributions	-	-	745,143	25,319	124,924	-
Net unrealized appreciation (depreciation) of investments during the year	31,242	3,078	1,792,522	102,345	94,406	256,376

Net increase (decrease) in net assets resulting from operations	21,511	3,762	2,667,660	227,118	257,836	254,361

Unit transactions:
Purchases	2,802	9,314	315,366	248,263	155,933	121,984
Net transfers	(20,625)	-	154,130	(243,668)	(134,344)	(29,884)
Surrenders for benefit payments and fees	(10,304)	-	(649,278)	(359,478)	(46,716)	(137,491)
Other transactions	(2)	4	(102)	(4)	7	(50)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(27)	(9)	-	(8)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(28,129)	9,318	(179,911)	(354,896)	(25,120)	(45,449)

Net increase (decrease) in net assets	(6,618)	13,081	2,487,749	(127,778)	232,716	208,912

Net Assets:
Beginning of Period	214,773	34,597	7,142,367	2,409,412	1,363,009	1,693,803

End of Period	$208,155	$47,678	$9,630,116	$2,281,634	$1,595,725	$1,902,715

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Janus Henderson Global Research Fund	Janus Henderson Mid Cap Value Fund	PGIM Jennison Natural Resources Fund	PGIM Jennison Mid-Cap Growth Fund	PGIM Jennison 20/20 Focus Fund	MassMutual Premier High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (41)
Net investment income (loss)	$(1,053)	$1,716	$47	$(6,347)	$(1,693)	$129,292
Net realized gain (loss) on security transactions	6,964	(18,226)	(88,968)	(20,662)	3,108	31,491
Net realized gain on distributions	6,714	-	-	309,356	26,002	-
Net unrealized appreciation (depreciation) of investments during the year	21,177	26,819	32,209	13,205	30,655	86,609

Net increase (decrease) in net assets resulting from operations	33,802	10,309	(56,712)	295,552	58,072	247,392

Unit transactions:
Purchases	5,022	130,562	23,612	72,868	25,957	90,218
Net transfers	(14,126)	13,555	(294,830)	(74,198)	(16,279)	2,287,663
Surrenders for benefit payments and fees	(6,691)	(66,667)	(58,388)	(34,251)	(14,155)	(37,989)
Other transactions	(7)	11	(16)	(14)	(9)	4,839
Death benefits	-	-	-	-	-	-
Net loan activity	-	(15)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(15,802)	77,446	(329,622)	(35,595)	(4,486)	2,344,731

Net increase (decrease) in net assets	18,000	87,755	(386,335)	259,957	53,586	2,592,123

Net Assets:
Beginning of Period	192,337	1,169,668	402,188	708,315	184,367	-

End of Period	$210,337	$1,257,423	$15,853	$968,272	$237,953	$2,592,123

41	MassMutual Premier High Yield Fund . Funded as of July 17, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	JPMorgan Large Cap Growth Fund	JPMorgan Core Bond Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Value Fund	JPMorgan U.S. Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(1,464)	$78,831	$(441)	$(10,977)	$860	$(3,163)
Net realized gain (loss) on security transactions	51,683	267,784	760	81,252	(82,174)	47,580
Net realized gain on distributions	17,939	30,837	1,420	113,286	-	40,677
Net unrealized appreciation (depreciation) of investments during the year	7,907	6,567	4,414	392,567	37,485	89,769

Net increase (decrease) in net assets resulting from operations	76,065	384,019	6,153	576,128	(43,829)	174,863

Unit transactions:
Purchases	4,870	462,888	4,605	226,036	41,870	116,411
Net transfers	266,849	(3,752,633)	(4,018)	160,810	(116,012)	(144,708)
Surrenders for benefit payments and fees	(9)	(178,112)	(14,090)	(108,465)	(15,383)	(203,739)
Other transactions	(4)	18	(12)	39	15,121	(60)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	(5)	(32)	(15)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	271,706	(3,467,839)	(13,515)	278,415	(74,436)	(232,111)

Net increase (decrease) in net assets	347,771	(3,083,820)	(7,362)	854,542	(118,265)	(57,249)

Net Assets:
Beginning of Period	7,955	5,135,087	60,031	828,739	402,228	798,006

End of Period	$355,726	$2,051,267	$52,669	$1,683,281	$283,963	$740,757

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	JPMorgan SmartRetirement 2020 Fund	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund	JPMorgan SmartRetirement 2045 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$73,489	$94,012	$91,294	$40,899	$47,812	$20,447
Net realized gain (loss) on security transactions	(121,743)	(159,013)	(105,059)	(83,409)	(53,437)	(195,771)
Net realized gain on distributions	128,418	211,968	198,476	144,684	194,425	112,533
Net unrealized appreciation (depreciation) of investments during the year	325,435	541,606	660,222	365,092	522,853	335,979

Net increase (decrease) in net assets resulting from operations	405,599	688,573	844,933	467,266	711,653	273,188

Unit transactions:
Purchases	427,025	919,308	1,029,964	757,496	997,646	624,860
Net transfers	(65,804)	(373,827)	1,876	(356,852)	(152,237)	(248,788)
Surrenders for benefit payments and fees	(1,194,159)	(1,286,728)	(1,220,087)	(1,212,860)	(845,465)	(912,950)
Other transactions	(13)	67	(3)	894	(15)	(68)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(164)	(460)	(140)	(76)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(832,951)	(741,344)	(188,710)	(811,462)	(147)	(536,946)

Net increase (decrease) in net assets	(427,352)	(52,771)	656,223	(344,196)	711,506	(263,759)

Net Assets:
Beginning of Period	5,569,206	8,713,640	8,024,201	5,506,462	5,547,066	4,229,039

End of Period	$5,141,854	$8,660,869	$8,680,424	$5,162,266	$6,258,572	$3,965,280

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	JPMorgan SmartRetirement 2050 Fund	JPMorgan SmartRetirement Income Fund	JP Morgan Smart Retirement 2055 Fund	Loomis Sayles Bond Fund	LKCM Aquinas Catholic Equity Fund	Lord Abbett Affiliated Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$23,022	$23,390	$8,734	$47,843	$(1,112)	$4,481
Net realized gain (loss) on security transactions	(42,938)	(107,559)	(153,207)	(204,085)	10	(941)
Net realized gain on distributions	106,050	33,230	31,375	1,884	13,046	-
Net unrealized appreciation (depreciation) of investments during the year	312,692	126,986	102,868	(17,984)	28,821	(9,335)

Net increase (decrease) in net assets resulting from operations	398,826	76,047	(10,230)	(172,342)	40,765	(5,795)

Unit transactions:
Purchases	838,120	144,982	464,959	205,205	16,785	48,319
Net transfers	(418,247)	(97,217)	(178,370)	(3,302,091)	-	-
Surrenders for benefit payments and fees	(630,487)	(710,147)	(748,439)	(228,468)	-	(15,714)
Other transactions	1,171	(8)	(8)	(52)	(3)	(2)
Death benefits	-	-	-	-	-	-
Net loan activity	(121)	-	(150)	-	-	(29)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(209,564)	(662,390)	(462,008)	(3,325,406)	16,782	32,574

Net increase (decrease) in net assets	189,262	(586,343)	(472,238)	(3,497,748)	57,547	26,779

Net Assets:
Beginning of Period	3,434,363	2,041,315	1,834,309	3,848,732	160,076	457,148

End of Period	$3,623,625	$1,454,972	$1,362,071	$350,984	$217,623	$483,927

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Lord Abbett Fundamental Equity Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth Opportunities fund	LORD ABBETT DIVIDEND GROWTH FUND	Lord Abbett Total Return Fund	Lord Abbett Developing Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account
Net investment income (loss)	$29,651	$73,227	$(1,825)	$(43)	$141,150	$(11,668)
Net realized gain (loss) on security transactions	(58,699)	50	370	805	(9,064)	12,750
Net realized gain on distributions	-	-	30,362	6,422	132,657	132,850
Net unrealized appreciation (depreciation) of investments during the year	115,765	79,455	32,716	28,074	118,854	494,997

Net increase (decrease) in net assets resulting from operations	86,717	152,732	61,623	35,258	383,597	628,929

Unit transactions:
Purchases	163,114	141,790	13,307	29,757	564,651	98,769
Net transfers	(21,246)	(7,334)	2,500	(768)	269,661	(41,886)
Surrenders for benefit payments and fees	(270,943)	(326,876)	(106)	(6,396)	(514,216)	(174,140)
Other transactions	860	907	(4)	(7)	1,438	(944)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(5)	-	-	(3)	(18)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(128,215)	(191,518)	15,697	22,586	321,531	(118,219)

Net increase (decrease) in net assets	(41,498)	(38,786)	77,320	57,844	705,128	510,710

Net Assets:
Beginning of Period	2,484,812	2,381,542	149,043	222,158	6,127,661	967,366

End of Period	$2,443,314	$2,342,756	$226,363	$280,002	$6,832,789	$1,478,076

20	Formerly Lord Abbett Calibrated Dividend Growth Fund . Lord Abbett Dividend Growth Fund. Change effective April 1 ,2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Lord Abbett International Equity Inv Opt	Lord Abbett Value Opportunities Fund	Clearbridge Value Trust	BMO Mid- Cap Value Fund	MFS® Emerging Markets Debt Fund	Massachusetts Investors Growth Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$2,746	$(14,081)	$368	$10,685	$7,550	$(1,826)
Net realized gain (loss) on security transactions	(9,909)	(124,321)	1,300	(38,255)	(960)	266,623
Net realized gain on distributions	-	137,479	9,667	-	-	281,390
Net unrealized appreciation (depreciation) of investments during the year	55,877	316,638	2,540	4,031	9,280	217,820

Net increase (decrease) in net assets resulting from operations	48,714	315,715	13,875	(23,539)	15,870	764,007

Unit transactions:
Purchases	39,009	229,581	5,330	16,366	33,581	25,537
Net transfers	597	(610,188)	(17,386)	(25,561)	18,218	(307,450)
Surrenders for benefit payments and fees	(59,408)	(225,426)	(16,003)	(33,629)	(42,772)	(615,544)
Other transactions	(4)	33	(4)	8	5	3
Death benefits	-	-	-	-	-	-
Net loan activity	-	(13)	-	(7)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(19,806)	(606,013)	(28,063)	(42,823)	9,032	(897,454)

Net increase (decrease) in net assets	28,908	(290,298)	(14,188)	(66,363)	24,902	(133,447)

Net Assets:
Beginning of Period	389,534	3,100,910	242,677	532,070	248,394	4,104,331

End of Period	$418,442	$2,810,612	$228,489	$465,707	$273,296	$3,970,884

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MFS High Income Fund	MFS International New Discovery Fund	MFS Mid Cap Growth Fund	MFS New Discovery Fund	MFS Research International Fund	MFS Total Return Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$34,456	$(1,295)	$(5,261)	$(1,059)	$2,384	$25,634
Net realized gain (loss) on security transactions	(10,795)	5,406	63,923	70,388	23,694	77,602
Net realized gain on distributions	-	13,399	6,719	577,092	-	109,244
Net unrealized appreciation (depreciation) of investments during the year	(1,622)	7,731	146,025	1,121,881	314,334	(8,245)

Net increase (decrease) in net assets resulting from operations	22,039	25,241	211,406	1,768,302	340,412	204,235

Unit transactions:
Purchases	35,468	39,460	12,597	312,320	332,338	425,638
Net transfers	(10,259)	(35,064)	(19,624)	124,862	19,942	(210,471)
Surrenders for benefit payments and fees	(152,861)	(19,580)	(109,755)	(166,718)	(186,733)	(289,943)
Other transactions	(108)	(2)	(4)	(16)	(11)	5
Death benefits	-	-	-	-	-	-
Net loan activity	(13)	(2)	-	-	(49)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(127,773)	(15,188)	(116,786)	270,448	165,487	(74,771)

Net increase (decrease) in net assets	(105,733)	10,054	94,620	2,038,750	505,900	129,465

Net Assets:
Beginning of Period	959,971	367,686	720,049	4,042,264	2,433,824	2,129,966

End of Period	$854,238	$377,740	$814,669	$6,081,014	$2,939,724	$2,259,431

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MFS Utilities Fund	MFS Value Fund	MFS Total Return Bond Fund	MFS Massachusetts Investors Trust	MFS International Growth Fund	MFS Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$50,100	$145,166	$40,522	$1,230	$(651)	$281
Net realized gain (loss) on security transactions	55,526	237,034	20,158	(1,729)	11,104	79,523
Net realized gain on distributions	155,888	142,648	7,923	31,198	-	33,278
Net unrealized appreciation (depreciation) of investments during the year	(91,129)	662,416	82,891	64,140	28,428	350,495

Net increase (decrease) in net assets resulting from operations	170,385	1,187,264	151,494	94,839	38,881	463,577

Unit transactions:
Purchases	289,200	740,297	257,738	124,516	37,939	10,660
Net transfers	(270,422)	4,315,245	329,305	(168,760)	8,462	(184,841)
Surrenders for benefit payments and fees	(688,969)	(1,084,810)	(304,752)	(108,293)	(36,008)	(134,185)
Other transactions	(28)	368	398	(87)	(2)	(2)
Death benefits	-	-	-	-	-	-
Net loan activity	(42)	(70)	(35)	(22)	(5)	(3)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(670,261)	3,971,030	282,654	(152,646)	10,386	(308,371)

Net increase (decrease) in net assets	(499,876)	5,158,294	434,148	(57,808)	49,267	155,207

Net Assets:
Beginning of Period	4,506,406	8,780,215	1,922,540	930,858	209,020	2,755,130

End of Period	$4,006,530	$13,938,509	$2,356,688	$873,050	$258,287	$2,910,337

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MFS Government Securities Fund	MFS International Value Fund	MFS Technology Fund	MFS Core Equity Series	MFS Utilities Series	MFS Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$61,643	$86,309	$(1,727)	$(28)	$1,399	$(3,711)
Net realized gain (loss) on security transactions	37,123	517,608	(1,340)	(686)	9,109	11,610
Net realized gain on distributions	-	1,134,882	15,682	-	2,513	25,578
Net unrealized appreciation (depreciation) of investments during the year	118,050	2,392,346	72,979	(946)	(22,723)	108,288

Net increase (decrease) in net assets resulting from operations	216,816	4,131,145	85,594	(1,660)	(9,702)	141,765

Unit transactions:
Purchases	573,115	1,040,637	16,120	77	77	50,352
Net transfers	460,588	7,227,130	40,364	(11,490)	(119,865)	240,855
Surrenders for benefit payments and fees	(498,738)	(1,867,331)	(5,697)	-	(8,121)	(7,227)
Other transactions	322	286	(8)	(1)	1	(4)
Death benefits	-	-	-	-	-	-
Net loan activity	(85)	(83)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	535,202	6,400,639	50,779	(11,414)	(127,908)	283,976

Net increase (decrease) in net assets	752,018	10,531,784	136,373	(13,074)	(137,610)	425,741

Net Assets:
Beginning of Period	3,850,304	13,826,610	172,816	13,077	238,657	272,882

End of Period	$4,602,322	$24,358,394	$309,189	$3	$101,047	$698,623

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MFS High Yield Portfolio	BlackRock Global Allocation Fund, Inc.	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage U.S. Total Market Fund	BlackRock Mid Cap Dividend Fund	BlackRock International Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$5,444	$(22,230)	$48	$(201)	$7,114	$2,619
Net realized gain (loss) on security transactions	(14,800)	(1,601)	1,530	1,293	(22,113)	(11,628)
Net realized gain on distributions	-	498,243	2,880	1,054	15,029	-
Net unrealized appreciation (depreciation) of investments during the year	2,279	794,339	7,789	1,453	106,573	31,813

Net increase (decrease) in net assets resulting from operations	(7,077)	1,268,751	12,247	3,599	106,603	22,804

Unit transactions:
Purchases	1,219	672,344	3,352	218	149,075	72,667
Net transfers	(84,460)	(53,309)	55	(12,411)	41,612	(18,745)
Surrenders for benefit payments and fees	(36,337)	(658,932)	(11,907)	(1,372)	(182,976)	(72,818)
Other transactions	-	(1)	-	(4)	(151)	7
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(17)	-	(28)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(119,578)	(39,898)	(8,517)	(13,569)	7,532	(18,889)

Net increase (decrease) in net assets	(126,654)	1,228,853	3,731	(9,970)	114,135	3,916

Net Assets:
Beginning of Period	244,783	6,548,997	74,962	36,541	1,525,057	388,650

End of Period	$118,129	$7,777,850	$78,693	$26,571	$1,639,192	$392,566

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	BlackRock Mid Cap Growth Equity Portfolio	Victory Munder Mid- Cap Core Growth Fund	Neuberger Berman Sustainable Equity Fund	Nuveen NWQ International Value Fund	The Oakmark International Small Cap Fund	The Oakmark Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(5,140)	$(4,940)	$(3,277)	$1,131	$6,741	$15
Net realized gain (loss) on security transactions	39,013	(2,021,619)	(12,339)	(1,938)	(5,828)	(1,004,098)
Net realized gain on distributions	-	384,129	98,140	-	-	364
Net unrealized appreciation (depreciation) of investments during the year	150,991	1,381,172	207,976	4,273	15,949	2,555

Net increase (decrease) in net assets resulting from operations	184,864	(261,258)	290,500	3,466	16,862	(1,001,164)

Unit transactions:
Purchases	83,530	48,864	214,333	11,045	114	11,402
Net transfers	2,688	(1,672,795)	(271,340)	6,426	(5,382)	(9,027,758)
Surrenders for benefit payments and fees	(67,443)	(581,466)	(109,486)	(4,774)	(5,093)	(343,419)
Other transactions	(13)	1,131	(4,128)	(2)	-	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(38)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	18,762	(2,204,304)	(170,621)	12,695	(10,361)	(9,359,776)

Net increase (decrease) in net assets	203,626	(2,465,562)	119,879	16,161	6,502	(10,360,940)

Net Assets:
Beginning of Period	435,071	3,266,909	1,762,784	86,128	422,299	10,373,453

End of Period	$638,697	$801,347	$1,882,663	$102,289	$428,801	$12,513

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Invesco Capital Appreciation Fund	Invesco Oppenheimer Global Fund	Invesco Global Opportunities Fund	Invesco Oppenheimer International Growth Fund	Invesco Main Street Fund	Invesco Global Strategic Income Fund
	Sub-Account (21)	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account (23)	Sub-Account (24)
Net investment income (loss)	$(5,735)	$(20,296)	$(3,658)	$(6,215)	$(227)	$12,155
Net realized gain (loss) on security transactions	32,320	202,293	3,977	496,260	856	(15,463)
Net realized gain on distributions	37,306	322,524	34,980	112,786	9,865	-
Net unrealized appreciation (depreciation) of investments during the year	284,138	765,670	89,501	(510,987)	47,580	16,144

Net increase (decrease) in net assets resulting from operations	348,029	1,270,191	124,800	91,844	58,074	12,836

Unit transactions:
Purchases	41,475	280,190	46,692	220,762	50,051	76,860
Net transfers	(90,442)	(493,551)	(168,002)	(3,332,112)	(24,600)	13,648
Surrenders for benefit payments and fees	(116,725)	(641,999)	(23,922)	(164,263)	(41,085)	(161,153)
Other transactions	(74)	(122)	(2)	(60)	(9)	105
Death benefits	-	-	-	-	-	-
Net loan activity	(14)	(65)	-	(11)	(29)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(165,780)	(855,547)	(145,234)	(3,275,684)	(15,672)	(70,540)

Net increase (decrease) in net assets	182,249	414,644	(20,434)	(3,183,840)	42,402	(57,704)

Net Assets:
Beginning of Period	1,019,952	5,502,403	441,751	4,071,781	395,709	673,158

End of Period	$1,202,201	$5,917,047	$421,317	$887,941	$438,111	$615,454

21	Formerly Invesco Oppenheimer Capital Appreciation Fund . Invesco Capital Appreciation Fund . Change effective 9/30/2020

22	Formerly Invesco Oppenheimer Global Opportunities Fund . Invesco Global Opportunities Fund . Change effective 9/30/2020

23	Formerly Invesco Oppenheimer Main Street Fund . Invesco Main Street Fund . Change effective 9/30/2020

24	Formerly Invesco Oppenheimer Global Strategic Income Fund . Invesco Global Strategic Income Fund . Change effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Invesco Main Street Mid Cap Fund	Invesco Developing Markets Fund	Invesco International Bond Fund	Invesco Oppenheimer Mid Cap Value Fund	Invesco Main Street All Cap Fund	Invesco Gold & Special Minerals Fund
	Sub-Account (1) (25)	Sub-Account	Sub-Account (27)	Sub-Account	Sub-Account (28)	Sub-Account (29)
Net investment income (loss)	$(16,203)	$(15,581)	$80,436	$(464)	$(1,865)	$15,314
Net realized gain (loss) on security transactions	(21,737)	135,556	(54,395)	(106,100)	8,508	51,465
Net realized gain on distributions	80,106	-	-	-	6,919	-
Net unrealized appreciation (depreciation) of investments during the year	238,449	504,545	216,814	(7,154)	247,123	362,321

Net increase (decrease) in net assets resulting from operations	280,615	624,520	242,855	(113,718)	260,685	429,100

Unit transactions:
Purchases	225,518	247,904	308,817	11,687	114,432	179,841
Net transfers	14,060	(179,014)	(187,421)	(316,842)	(5,199)	(102,396)
Surrenders for benefit payments and fees	(276,055)	(743,897)	(307,958)	(7,017)	(30,356)	(397,105)
Other transactions	(14)	76	560	5	(76)	(56)
Death benefits	-	-	-	-	-	-
Net loan activity	(8)	(37)	(14)	-	(10)	(53)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(36,499)	(674,968)	(186,016)	(312,167)	78,791	(319,769)

Net increase (decrease) in net assets	244,116	(50,448)	56,839	(425,885)	339,476	109,330

Net Assets:
Beginning of Period	2,848,281	4,714,422	3,550,890	425,885	1,262,864	1,895,354

End of Period	$3,092,397	$4,663,974	$3,607,729	$-	$1,602,340	$2,004,684

1	Invesco Mid Cap Core Equity Fund merged with Invesco Main Street Mid Cap Fund, effective 4/17/2020
25	Formerly Invesco Oppenheimer Main Street Mid Cap Fund . Invesco Main Street Mid Cap Fund . Change effective 9/30/2020

27	Formerly Invesco Oppenheimer International Bond Fund . Invesco International Bond Fund . Change effective 9/30/2020

28	Formerly Invesco Oppenheimer Main Street All Cap Fund® .. Invesco Main Street All Cap Fund . Change effective 9/30/2020

29	Formerly Invesco Oppenheimer Gold & Special Minerals Fund . Invesco Gold & Special Minerals Fund . Change effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Invesco Oppenheimer Real Estate Fund	Invesco Oppenheimer Equity Income Fund	Invesco International Diversified Fund	Invesco Rising Dividends Fund	Putnam Global Equity Fund	Putnam VT High Yield Fund
	Sub-Account	Sub-Account	Sub-Account (30)	Sub-Account (31)	Sub-Account	Sub-Account
Net investment income (loss)	$(1,903)	$31	$54	$(50)	$(293)	$20,622
Net realized gain (loss) on security transactions	(124,297)	(1,136)	3,570	(2,490)	722	(12,332)
Net realized gain on distributions	21,900	137	656	253	399	-
Net unrealized appreciation (depreciation) of investments during the year	(36,845)	(86)	42,162	662	(1,319)	7,938

Net increase (decrease) in net assets resulting from operations	(141,145)	(1,054)	46,442	(1,625)	(491)	16,228

Unit transactions:
Purchases	29,101	273	47,514	1,855	1,889	320
Net transfers	(757,065)	(6,109)	(10,999)	3,402	(20,000)	8,896
Surrenders for benefit payments and fees	(129,619)	(1,169)	(7,628)	(3)	-	(196,345)
Other transactions	4	1	1	(3)	(2)	-
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(2)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(857,579)	(7,004)	28,886	5,251	(18,113)	(187,129)

Net increase (decrease) in net assets	(998,724)	(8,059)	75,328	3,627	(18,604)	(170,900)

Net Assets:
Beginning of Period	998,724	8,059	182,931	12,272	74,763	435,751

End of Period	$-	$-	$258,259	$15,899	$56,159	$264,851

30	Formerly Invesco Oppenheimer International Diversified Fund . Invesco International Diversified Fund . Change effective 9/30/2020

31	Formerly Invesco Oppenheimer Rising Dividends Fund . Invesco Rising Dividends Fund . Change effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Putnam VT Emerging Markets Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Pioneer Disciplined Value Fund	Pioneer Equity Income Fund	Pioneer Fundamental Growth Fund
	Sub-Account (32)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(893)	$(878)	$713	$969	$233	$(964)
Net realized gain (loss) on security transactions	(547)	5,631	(31,993)	(1,044)	166	592
Net realized gain on distributions	-	28,436	-	-	-	10,287
Net unrealized appreciation (depreciation) of investments during the year	32,113	52,589	25,135	15,284	48,756	15,506

Net increase (decrease) in net assets resulting from operations	30,673	85,778	(6,145)	15,209	49,155	25,421

Unit transactions:
Purchases	2,632	4,952	4,841	27,174	5,321	7,559
Net transfers	(3,245)	(3,549)	(29,944)	2,991	-	(2,792)
Surrenders for benefit payments and fees	(46,797)	(21,504)	(5,612)	(4,660)	(46)	(20)
Other transactions	(2)	(4)	(2)	2	(49,076)	(6)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	(10,557)	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(47,412)	(20,105)	(41,274)	25,507	(43,801)	4,741

Net increase (decrease) in net assets	(16,739)	65,673	(47,420)	40,716	5,355	30,162

Net Assets:
Beginning of Period	159,565	329,953	213,286	158,061	47,228	94,408

End of Period	$142,826	$395,626	$165,866	$198,777	$52,583	$124,570

32	Formerly Putnam VT International Growth Fund . Putnam VT Emerging Markets Equity Fund . Change effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	AllianzGI International Value Fund	AllianzGI Small- Cap Value Fund	AllianzGI Dividend Value Fund	AMG GW&K MID CAP Fund	PIMCO Total Return Fund	PIMCO Emerging Markets Bond Fund
	Sub-Account (33)	Sub-Account (34)	Sub-Account (35)	Sub-Account (36)	Sub-Account	Sub-Account
Net investment income (loss)	$291	$9,110	$29,009	$(147)	$247,844	$14,570
Net realized gain (loss) on security transactions	(22)	(174,158)	(217,463)	255	32,276	(3,599)
Net realized gain on distributions	-	3,011	125	8,341	574,729	-
Net unrealized appreciation (depreciation) of investments during the year	2,267	76,683	87,721	(2,378)	330,912	10,173

Net increase (decrease) in net assets resulting from operations	2,536	(85,354)	(100,608)	6,071	1,185,761	21,144

Unit transactions:
Purchases	4,899	76,374	372,615	4,749	1,498,907	35,389
Net transfers	558	(92,879)	2,962	(415)	707,909	(17,347)
Surrenders for benefit payments and fees	(23)	(123,213)	(566,225)	(10,494)	(2,359,653)	(32,720)
Other transactions	(1)	22	(69)	(4)	1,872	(13)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(35)	-	(252)	(2)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	5,433	(139,696)	(190,752)	(6,164)	(151,217)	(14,693)

Net increase (decrease) in net assets	7,968	(225,050)	(291,360)	(93)	1,034,544	6,451

Net Assets:
Beginning of Period	13,136	1,068,709	3,593,753	38,175	15,894,821	462,870

End of Period	$21,104	$843,659	$3,302,393	$38,082	$16,929,365	$469,321

33	Formerly AllianzGI NFJ International Value Fund . AllianzGI International Value Fund . Change effective 4/30/2020

34	Formerly AllianzGI NFJ Small-Cap Value Fund . AllianzGI Small-Cap Value Fund . Change effective 4/30/2020

35	Formerly AllianzGI NFJ Dividend Value Fund . AllianzGI Dividend Value Fund . Change effective 4/30/2020

36	Formerly AMG Managers Cadence Mid Cap Fund . AMG GW&K MID CAP Fund . Change effective 10/8/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	PIMCO Real Return Fund	Pioneer Fund	Pioneer High Yield Fund	Pioneer Strategic Income Fund	Pioneer Mid Cap Value Fund	Pioneer Select Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$209,459	$(4,003)	$43,230	$136,794	$447	$(8,438)
Net realized gain (loss) on security transactions	85,021	7,059	(3,350)	(15,711)	(12,991)	2,764
Net realized gain on distributions	-	45,840	-	-	-	158,556
Net unrealized appreciation (depreciation) of investments during the year	849,981	135,670	(13,553)	157,888	45,381	208,168

Net increase (decrease) in net assets resulting from operations	1,144,461	184,566	26,327	278,971	32,837	361,050

Unit transactions:
Purchases	720,520	124,498	75,850	526,441	91,952	65,357
Net transfers	(285,196)	(79,066)	12,864	(41,874)	164,439	1,815
Surrenders for benefit payments and fees	(1,143,108)	(109,810)	(122,056)	(667,965)	(96,671)	(11,058)
Other transactions	1,004	(25)	34	413	(7)	(10)
Death benefits	-	-	-	-	-	-
Net loan activity	(155)	(3)	(28)	(84)	(17)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(706,935)	(64,406)	(33,336)	(183,069)	159,696	56,104

Net increase (decrease) in net assets	437,526	120,160	(7,009)	95,902	192,533	417,154

Net Assets:
Beginning of Period	10,819,356	761,778	1,019,805	4,664,725	994,279	906,297

End of Period	$11,256,882	$881,938	$1,012,796	$4,760,627	$1,186,812	$1,323,451

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	PIMCO Total Return ESG Fund	Putnam Equity Income Fund	Putnam High Yield Fund	Putnam International Equity Fund	Putnam Sustainable Leaders Fund	Putnam International Capital Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$17,027	$6,906	$35,042	$2,785	$(4)	$225
Net realized gain (loss) on security transactions	687	21,934	(27,026)	2,362	5	1,133
Net realized gain on distributions	44,610	38,529	-	4,811	89	8,540
Net unrealized appreciation (depreciation) of investments during the year	(26,529)	(15,826)	11,290	24,829	203	13,518

Net increase (decrease) in net assets resulting from operations	35,795	51,543	19,306	34,787	293	23,416

Unit transactions:
Purchases	43,003	88,897	106,529	100	-	21,043
Net transfers	2,117,123	(115,562)	(102,950)	(7,647)	-	(27,445)
Surrenders for benefit payments and fees	(14,830)	(79,994)	(160,837)	(14,072)	(4)	(7,708)
Other transactions	346	1,308	(1)	-	(5)	(4)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(4)	-	-	(1)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	2,145,642	(105,351)	(157,263)	(21,619)	(9)	(14,115)

Net increase (decrease) in net assets	2,181,437	(53,808)	(137,957)	13,168	283	9,301

Net Assets:
Beginning of Period	169,113	860,131	1,013,888	334,656	1,044	240,583

End of Period	$2,350,550	$806,323	$875,931	$347,824	$1,327	$249,884

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Putnam Small Cap Growth Fund	Royce Total Return Fund	Royce Smaller- Companies Growth Fund	Royce Small-Cap Value Fund	Columbia Large Cap Value Fund	Columbia Small/Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(1,129)	$9,680	$(1,786)	$1,304	$1,256	$(470)
Net realized gain (loss) on security transactions	611	(32,085)	(24,556)	(41,181)	2,659	(48,068)
Net realized gain on distributions	10,828	144,544	56,344	3,963	-	543
Net unrealized appreciation (depreciation) of investments during the year	55,284	(51,497)	164,884	(6,907)	2,514	3,264

Net increase (decrease) in net assets resulting from operations	65,594	70,642	194,886	(42,821)	6,429	(44,731)

Unit transactions:
Purchases	41,452	98,784	9,745	38,166	6,601	9,734
Net transfers	1,478	(32,172)	(60,996)	(9,356)	(67)	(219,545)
Surrenders for benefit payments and fees	(7,851)	(66,330)	(18,994)	(55,142)	(30,881)	(9,099)
Other transactions	(15)	(1)	(7)	1	(1)	(4)
Death benefits	-	-	-	-	-	-
Net loan activity	(12)	(8)	(3)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	35,052	273	(70,255)	(26,331)	(24,348)	(218,914)

Net increase (decrease) in net assets	100,646	70,915	124,631	(69,152)	(17,919)	(263,638)
Net Assets:
Beginning of Period	131,117	794,501	463,944	260,270	135,534	263,638

End of Period	$231,763	$865,416	$588,575	$191,118	$117,615	$-

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	RidgeWorth Ceredex Small Cap Value Equity Fund	RidgeWorth Ceredex Mid- Cap Value Equity Fund	RidgeWorth Seix Total Return Bond Fund	RidgeWorth Ceredex Large Cap Value Equity Fund	DWS Real Estate Securities Fund	DWS Equity Dividend Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(2,868)	$(1,593)	$91	$159	$156	$3,113
Net realized gain (loss) on security transactions	(40,008)	(214,710)	2,701	(1,264)	(11)	150
Net realized gain on distributions	6,014	15,260	-	1,683	288	5,951
Net unrealized appreciation (depreciation) of investments during the year	49,067	(6,013)	135	1,716	(1,649)	(29,784)

Net increase (decrease) in net assets resulting from operations	12,205	(207,056)	2,927	2,294	(1,216)	(20,570)

Unit transactions:
Purchases	69,804	82,770	4,884	8,485	-	10,499
Net transfers	(66,551)	(35,298)	(88,094)	895	-	(2,253)
Surrenders for benefit payments and fees	(42,831)	(425,496)	(70,518)	(10,795)	-	(29)
Other transactions	(2)	13	(1)	-	2	-
Death benefits	-	-	-	-	-	-
Net loan activity	(7)	(13)	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(39,587)	(378,024)	(153,729)	(1,415)	2	8,217

Net increase (decrease) in net assets	(27,382)	(585,080)	(150,800)	879	(1,213)	(12,353)

Net Assets:
Beginning of Period	764,494	1,327,405	150,800	30,201	20,187	211,109

End of Period	$737,112	$742,325	$-	$31,080	$18,974	$198,756

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	DWS Capital Growth Fund	DWS Enhanced Emerging Markets Fixed Income	SSgA S&P 500 Index Fund	DWS Core Equity VIP	DWS Global Growth Fund	Select Overseas Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(243)	$390	$25,078	$109	$(100)	$(836)
Net realized gain (loss) on security transactions	39	(641)	86,398	9	237	5,063
Net realized gain on distributions	1,507	-	315,620	766	-	5,165
Net unrealized appreciation (depreciation) of investments during the year	5,250	(32)	(64,220)	1,720	35,096	20,855

Net increase (decrease) in net assets resulting from operations	6,553	(283)	362,876	2,604	35,233	30,247

Unit transactions:
Purchases	10,672	718	170,016	-	8,981	39,290
Net transfers	-	-	36,915	-	20,059	(5,243)
Surrenders for benefit payments and fees	(50)	(6,177)	(352,002)	(334)	(679)	(59,158)
Other transactions	(4)	(1)	146	(2)	(7)	(3)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	10,618	(5,460)	(144,925)	(336)	28,354	(25,114)

Net increase (decrease) in net assets	17,171	(5,742)	217,951	2,268	63,587	5,133

Net Assets:
Beginning of Period	13,464	16,998	2,347,796	17,274	142,163	284,575

End of Period	$30,635	$11,256	$2,565,747	$19,542	$205,750	$289,708

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MassMutual Select Total Return Bond Fund	MassMutual Blue Chip Growth Fund	Select T. Rowe Price/ Frontier MC Gr II Fund	Select Western Strategic Bond Fund	ClearBridge Appreciation Fund	ClearBridge Aggressive Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$3,673	$(4)	$(983)	$141,307	$469	$(427)
Net realized gain (loss) on security transactions	1,701	337,537	8,638	11,702	(1,007)	7,950
Net realized gain on distributions	10,737	2,022,944	82,534	120,618	21,466	7,502
Net unrealized appreciation (depreciation) of investments during the year	5,867	5,375,830	115,066	(81,187)	53,484	3,361

Net increase (decrease) in net assets resulting from operations	21,978	7,736,307	205,255	192,440	74,412	18,386

Unit transactions:
Purchases	22,413	378,703	59,516	191,052	49,790	12,051
Net transfers	4,747	39,940,173	1,227,399	4,670,851	12,374	(21,053)
Surrenders for benefit payments and fees	(34,743)	(2,480,333)	(30,642)	(259,206)	(61,034)	(286)
Other transactions	(1)	(588)	138	(339)	(2)	(9)
Death benefits	-	-	-	-	-	-
Net loan activity	(17)	(30)	(7)	(9)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(7,601)	37,837,925	1,256,404	4,602,349	1,128	(9,297)

Net increase (decrease) in net assets	14,377	45,574,232	1,461,659	4,794,789	75,541	9,089

Net Assets:
Beginning of Period	292,539	465	130,831	374,554	594,718	40,165

End of Period	$306,916	$45,574,697	$1,592,490	$5,169,343	$670,259	$49,254

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	ClearBridge All Cap Value Fund	ClearBridge Mid Cap Fund	ClearBridge Small Cap Growth Fund	Thornburg International Value Fund	Thornburg Core Growth Fund	Thornburg Small/ Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (37)	Sub-Account (38)
Net investment income (loss)	$75	$(6,560)	$(6,454)	$(18,004)	$(6,382)	$(6,618)
Net realized gain (loss) on security transactions	(112)	11,649	39,176	(35,456)	161,946	32,876
Net realized gain on distributions	823	106,409	77,584	93,038	-	60,906
Net unrealized appreciation (depreciation) of investments during the year	(1,492)	136,659	245,733	577,941	(405,395)	208,696

Net increase (decrease) in net assets resulting from operations	(706)	248,157	356,039	617,519	(249,831)	295,860

Unit transactions:
Purchases	13	143,344	100,119	237,464	82,592	59,262
Net transfers	-	(75,194)	(75,020)	(123,477)	3,027	(41,631)
Surrenders for benefit payments and fees	(17)	(50,774)	(85,679)	(315,552)	(792,780)	(78,341)
Other transactions	-	256	7	(9,600)	(1,745)	(10)
Death benefits	-	-	-	-	-	-
Net loan activity	-	(7)	(4)	(23)	(48)	(35)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(4)	17,625	(60,577)	(211,188)	(708,954)	(60,755)

Net increase (decrease) in net assets	(710)	265,782	295,462	406,331	(958,785)	235,105

Net Assets:
Beginning of Period	29,638	1,235,656	882,706	3,056,149	1,554,460	781,071

End of Period	$28,928	$1,501,438	$1,178,168	$3,462,480	$595,675	$1,016,176

37	Formerly Thornburg Value Fund . Thornburg Core Growth Fund . Change effective 12/21/2020

38	Formerly Thornburg Core Growth Fund . Thornburg Small/Mid Cap Growth Fund . Change effective 12/21/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Timothy Plan Large/ Mid Cap Value Fund	T. Rowe Price Growth Stock Fund, Inc.	T. Rowe Price Equity Income Fund	T. Rowe Price Retirement 2010 Fund	T. Rowe Price Retirement 2020 Fund	T. Rowe Price Retirement 2030 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(919)	$(56,176)	$13,699	$3,584	$55,739	$35,049
Net realized gain (loss) on security transactions	625	334,606	(15,642)	10,757	127,243	172,016
Net realized gain on distributions	5,565	246,956	19,673	58,946	915,607	764,189
Net unrealized appreciation (depreciation) of investments during the year	16,249	1,439,746	(19,051)	(6,318)	104,404	1,362,365

Net increase (decrease) in net assets resulting from operations	21,520	1,965,132	(1,321)	66,969	1,202,993	2,333,619

Unit transactions:
Purchases	22,964	814,314	125,238	39,558	744,052	1,669,420
Net transfers	(1,843)	(263,721)	(56,583)	(279,052)	(943,940)	(204,758)
Surrenders for benefit payments and fees	(38,266)	(880,813)	(95,230)	(168,266)	(1,582,280)	(1,275,701)
Other transactions	(3)	(153)	(10)	(3)	26	80
Death benefits	-	-	-	-	-	-
Net loan activity	-	(82)	-	-	(10)	(59)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(17,148)	(330,455)	(26,585)	(407,763)	(1,782,152)	188,982

Net increase (decrease) in net assets	4,371	1,634,677	(27,906)	(340,793)	(579,159)	2,522,601

Net Assets:
Beginning of Period	177,348	5,942,991	1,488,421	1,122,472	12,445,805	15,550,101

End of Period	$181,719	$7,577,668	$1,460,515	$781,679	$11,866,646	$18,072,702

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	T. Rowe Price Retirement 2040 Fund	T. Rowe Price Retirement 2050 Fund	T. Rowe Price Retirement Balanced Fund	UBS Global Allocation Fund	UBS US Allocation Fund	Vanguard Small-Cap Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(10,986)	$(6,125)	$2,086	$(28)	$-	$46,935
Net realized gain (loss) on security transactions	113,254	45,990	4,800	24	124	89,583
Net realized gain on distributions	399,088	209,968	70,615	170	1	-
Net unrealized appreciation (depreciation) of investments during the year	919,460	659,699	14,972	1,600	(96)	503,189

Net increase (decrease) in net assets resulting from operations	1,420,816	909,532	92,473	1,766	29	639,707

Unit transactions:
Purchases	1,177,332	1,032,666	69,335	5,453	-	2,286
Net transfers	(222,692)	(4,381)	-	-	-	(77,416)
Surrenders for benefit payments and fees	(1,271,365)	(230,861)	(89,590)	(580)	(4,909)	(203,685)
Other transactions	143	72	46	-	(3)	13
Death benefits	-	-	-	-	-	-
Net loan activity	(267)	(115)	(28)	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(316,849)	797,381	(20,237)	4,873	(4,912)	(278,802)

Net increase (decrease) in net assets	1,103,967	1,706,913	72,235	6,640	(4,883)	360,905

Net Assets:
Beginning of Period	8,834,545	4,248,997	909,108	9,502	4,884	3,675,302

End of Period	$9,938,512	$5,955,910	$981,343	$16,142	$1	$4,036,207

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Vanguard Mid-Cap Index Fund	Vanguard Total Bond Market Index Fund	Vanguard Total Stock Market Index Fund	Victory Diversified Stock Fund	Victory Special Value Fund	Victory Sycamore Small Company Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$38,264	$27,786	$8,918	$(2,359)	$(8,380)	$(4,534)
Net realized gain (loss) on security transactions	89,257	15,003	736,927	(608)	60,264	(91,573)
Net realized gain on distributions	-	1,917	-	11,946	36,891	11,496
Net unrealized appreciation (depreciation) of investments during the year	279,823	48,369	(833,537)	51,234	38,164	143,010

Net increase (decrease) in net assets resulting from operations	407,344	93,075	(87,692)	60,213	126,939	58,399

Unit transactions:
Purchases	2,483	3,872	731	35,750	79,038	364,111
Net transfers	(95,048)	54,282	(2,249,010)	(4,881)	(163,274)	(81,591)
Surrenders for benefit payments and fees	(123,645)	(206,115)	(85,311)	(47,419)	(99,365)	(652,078)
Other transactions	-	328	-	-	1	1,483
Death benefits	-	-	-	-	-	-
Net loan activity	(5)	-	-	(11)	(15)	(29)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(216,215)	(147,633)	(2,333,590)	(16,561)	(183,615)	(368,104)

Net increase (decrease) in net assets	191,129	(54,558)	(2,421,284)	43,652	(56,676)	(309,705)

Net Assets:
Beginning of Period	2,391,473	1,236,887	2,421,284	463,610	1,155,695	3,676,005

End of Period	$2,582,602	$1,182,329	$-	$507,262	$1,099,019	$3,366,300

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Victory Sycamore Established Value Fund	Invesco Small Cap Discovery Fund	Invesco Comstock Fund	Invesco Equity and Income Fund	Invesco Growth and Income Fund	Invesco Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$101,989	$(3,927)	$88,585	$179,206	$23,507	$(3,239)
Net realized gain (loss) on security transactions	(30,855)	(443,799)	(64,200)	(78,193)	(210,698)	(162,690)
Net realized gain on distributions	360,891	80,803	-	179,594	41,848	-
Net unrealized appreciation (depreciation) of investments during the year	113,189	256,666	(178,665)	836,974	21,114	76,299

Net increase (decrease) in net assets resulting from operations	545,214	(110,257)	(154,280)	1,117,581	(124,229)	(89,630)

Unit transactions:
Purchases	648,503	62,732	331,813	402,391	168,616	36,952
Net transfers	(1,315,692)	(1,552,098)	(226,946)	(435,582)	(137,946)	(1,291,991)
Surrenders for benefit payments and fees	(482,328)	(50,101)	(763,061)	(1,310,977)	(320,558)	(14,213)
Other transactions	(308)	8	55	43	(15)	4
Death benefits	-	-	-	-	-	-
Net loan activity	(35)	(16)	(246)	(209)	(27)	(3)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1,149,860)	(1,539,475)	(658,385)	(1,344,334)	(289,930)	(1,269,251)

Net increase (decrease) in net assets	(604,646)	(1,649,731)	(812,665)	(226,754)	(414,159)	(1,358,880)

Net Assets:
Beginning of Period	9,739,926	1,649,731	5,493,747	14,148,534	2,429,847	1,358,880

End of Period	$9,135,280	$-	$4,681,082	$13,921,780	$2,015,688	$-

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Invesco Quality Income Fund	Invesco Small Cap Value Fund	Invesco American Value Fund	Invesco Value Opportunities Fund	Invesco Diversified Dividend Fund	Invesco American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$32	$(2,858)	$(1,753)	$(316)	$9,013	$(4,383)
Net realized gain (loss) on security transactions	(2)	(54,561)	8,863	(4,346)	(633)	36,193
Net realized gain on distributions	-	-	-	-	7,771	79,601
Net unrealized appreciation (depreciation) of investments during the year	17	125,256	117,664	23,521	(18,150)	161,775

Net increase (decrease) in net assets resulting from operations	47	67,837	124,774	18,859	(1,999)	273,186

Unit transactions:
Purchases	1,284	73,287	36,221	6,150	48,510	43,703
Net transfers	-	(243,067)	310,453	(6,315)	(19,976)	68,076
Surrenders for benefit payments and fees	(331)	(18,598)	(59,173)	(30,347)	(38,393)	(81,973)
Other transactions	1	(13)	(5)	-	3	(12)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(10)	-	-	(21)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	954	(188,391)	287,486	(30,512)	(9,856)	29,773

Net increase (decrease) in net assets	1,001	(120,554)	412,259	(11,654)	(11,855)	302,959

Net Assets:
Beginning of Period	938	831,670	111,747	542,446	528,353	656,577

End of Period	$1,939	$711,116	$524,006	$530,792	$516,498	$959,536

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Invesco Global Core Equity Fund	Vanguard 500 Index Fund	Wells Fargo International Equity Fund	Wells Fargo Core Bond Fund	Columbia Seligman Communications and Information Fund	Columbia Seligman Global Technology Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(497)	$107,638	$102	$459	$(397)	$(1,685)
Net realized gain (loss) on security transactions	24	434,694	(2,016)	777	1,931	5,760
Net realized gain on distributions	10,475	-	-	3,789	75,697	63,274
Net unrealized appreciation (depreciation) of investments during the year	(3,137)	695,051	1,462	(538)	167,532	158,164

Net increase (decrease) in net assets resulting from operations	6,865	1,237,383	(452)	4,487	244,763	225,513

Unit transactions:
Purchases	5,268	8,133	252	13,662	56,642	36,159
Net transfers	-	2,118,627	-	(10,112)	28,915	(776)
Surrenders for benefit payments and fees	(13)	(1,101,722)	(17,525)	(14,060)	(26,930)	(13,596)
Other transactions	(3)	(1)	(3)	11	(120)	(10)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(12)	(4)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	5,252	1,025,037	(17,276)	(10,499)	58,495	21,773

Net increase (decrease) in net assets	12,117	2,262,420	(17,728)	(6,012)	303,258	247,286

Net Assets:
Beginning of Period	51,084	4,970,765	71,232	91,602	539,910	479,123

End of Period	$63,201	$7,233,185	$53,504	$85,590	$843,168	$726,409

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Columbia Select Small Cap Value Fund	TIAA-CREF Large Cap Value Index Fund	TIAA-CREF Large Cap Growth Fund	TIAA-CREF Bond Index Fund	TIAA-CREF Equity Index Fund	MassMutual Select Equity Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (50)
Net investment income (loss)	$(2)	$67,036	$13,832	$4,489	$50,114	$21,382
Net realized gain (loss) on security transactions	-	(10,994)	312,462	1,503	143,935	6,425
Net realized gain on distributions	22	-	49,984	3,315	-	101,646
Net unrealized appreciation (depreciation) of investments during the year	16	167,354	848,920	10,157	702,935	133,206

Net increase (decrease) in net assets resulting from operations	36	223,396	1,225,198	19,464	896,984	262,659

Unit transactions:
Purchases	-	285,466	385,829	50,026	468,329	55,038
Net transfers	-	116,244	(565,238)	109,483	(95,106)	1,618,105
Surrenders for benefit payments and fees	(1)	(157,385)	(224,737)	(4,263)	(238,850)	(42,173)
Other transactions	(1)	3	(302)	27	(127)	20
Death benefits	-	-	-	-	-	-
Net loan activity	-	(12)	-	-	(9)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2)	244,316	(404,448)	155,273	134,237	1,630,990

Net increase (decrease) in net assets	34	467,712	820,750	174,738	1,031,221	1,893,649

Net Assets:
Beginning of Period	379	3,064,898	3,403,983	271,649	3,839,136	-

End of Period	$413	$3,532,610	$4,224,733	$446,387	$4,870,357	$1,893,649

50	MassMutual Select Equity Opportunities Fund, Funded as of July 13, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MM MSCI EAFE® International Index Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$6,419	$15,445	$40,347	$31,439	$18,551	$26,220
Net realized gain (loss) on security transactions	(1,352)	(1,113)	(618)	(10,738)	(6,864)	(40,728)
Net realized gain on distributions	5,469	12,590	51,234	43,434	30,947	-
Net unrealized appreciation (depreciation) of investments during the year	29,915	40,037	98,680	153,784	124,188	322,588

Net increase (decrease) in net assets resulting from operations	40,451	66,959	189,643	217,919	166,822	308,080

Unit transactions:
Purchases	66,679	82,952	273,406	349,798	190,222	329,832
Net transfers	22,072	170,057	223,244	229,033	33,766	642,495
Surrenders for benefit payments and fees	(4,641)	(37,176)	(111,813)	(499,650)	(221,663)	(387,539)
Other transactions	2	(36)	(6)	(1,819)	(6)	1
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	84,112	215,797	384,831	77,362	2,319	584,789

Net increase (decrease) in net assets	124,563	282,755	574,474	295,280	169,141	892,869

Net Assets:
Beginning of Period	404,866	371,608	1,228,382	1,749,601	1,343,816	1,539,147

End of Period	$529,429	$654,363	$1,802,856	$2,044,881	$1,512,957	$2,432,016

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund	American Century Heritage Fund	ClearBridge Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$10,438	$6,023	$13,704	$2,746	$(6,217)	$(6)
Net realized gain (loss) on security transactions	8,597	(23,121)	23,289	48	(9,461)	(13)
Net realized gain on distributions	29,306	1,959	11,632	14,334	183,404	10
Net unrealized appreciation (depreciation) of investments during the year	149,612	123,084	2,422	57,634	207,287	860

Net increase (decrease) in net assets resulting from operations	197,953	107,945	51,047	74,762	375,013	851

Unit transactions:
Purchases	264,229	153,130	43,600	130,376	82,732	4,756
Net transfers	126,193	195,562	14,319	105,219	102,592	-
Surrenders for benefit payments and fees	(119,769)	(302,311)	(157,058)	(159,442)	(42,607)	(4)
Other transactions	(14)	(3)	(6)	(2,510)	(2)	3
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	(28)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	270,639	46,378	(99,145)	73,643	142,687	4,755

Net increase (decrease) in net assets	468,592	154,323	(48,098)	148,405	517,700	5,606
Net Assets:
Beginning of Period	825,109	577,832	539,250	247,542	930,695	3,904

End of Period	$1,293,701	$732,155	$491,152	$395,947	$1,448,395	$9,510

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	North Square Oak Ridge Small Cap Growth Fund	Invesco Intermediate Bond Factor Fund	MassMutual Premier Strategic Emerging Markets Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Select Small Cap Growth Equity Fund	Fidelity VIP Freedom 2035 Portfolio
	Sub-Account	Sub-Account (39)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(2,376)	$80	$(107)	$2,547	$-	$301
Net realized gain (loss) on security transactions	(58,639)	32	(4)	(2,777)	13,400	30
Net realized gain on distributions	31,292	378	155	56,976	305,557	649
Net unrealized appreciation (depreciation) of investments during the year	103,193	95	1,434	98,354	639,918	16,287

Net increase (decrease) in net assets resulting from operations	73,470	585	1,478	155,100	958,875	17,267

Unit transactions:
Purchases	40,502	3,882	647	37,248	597	5,170
Net transfers	(120,071)	946	-	330,808	2,423,978	25,892
Surrenders for benefit payments and fees	(76,173)	(372)	-	(37,091)	(85,440)	(50)
Other transactions	(65)	2	(1)	-	(6)	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	(27)	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(155,807)	4,458	646	330,938	2,339,129	31,011

Net increase (decrease) in net assets	(82,337)	5,043	2,124	486,038	3,298,004	48,278

Net Assets:
Beginning of Period	361,992	7,768	8,659	343,450	-	9,314

End of Period	$279,655	$12,811	$10,783	$829,488	$3,298,004	$57,592

39	Formerly Invesco Oppenheimer Intermediate Income Fund . Invesco Intermediate Bond Factor Fund . Change effective 9/30/2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Fidelity VIP Freedom 2040 Portfolio	Fidelity VIP Freedom 2050 Portfolio	Ivy Small Cap Growth Fund	JPMorgan Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	T. Rowe Price Retirement 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (42)	Sub-Account (43)	Sub-Account
Net investment income (loss)	$-	$3	$(635)	$-	$(9,366)	$11
Net realized gain (loss) on security transactions	-	-	15,303	10,046	44,358	36
Net realized gain on distributions	-	20	51,588	213,819	62,327	882
Net unrealized appreciation (depreciation) of investments during the year	1	66	173,611	303,616	529,552	7,585

Net increase (decrease) in net assets resulting from operations	1	89	239,867	527,481	626,871	8,514

Unit transactions:
Purchases	-	-	87,334	699	90,676	30,800
Net transfers	-	-	(150,541)	1,754,565	1,326,686	-
Surrenders for benefit payments and fees	-	-	(92,536)	(47,876)	(196,523)	(239)
Other transactions	(1)	(2)	18	(1)	(3)	(7)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(21)	-	(6)	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(1)	(2)	(155,746)	1,707,387	1,220,830	30,554

Net increase (decrease) in net assets	-	87	84,121	2,234,868	1,847,701	39,068

Net Assets:
Beginning of Period	-	471	654,345	-	-	16,461

End of Period	$-	$558	$738,466	$2,234,868	$1,847,701	$55,529

42	JPMorgan Mid Cap Growth Fund . Funded as of June 19, 2020

43	Invesco Discovery Mid Cap Growth Fund . Funded as of April 17, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MSIF Global Opportunity Portfolio	JPMorgan U.S. Government Money Market Fund	American Century U.S. Government Money Market Fund	Invesco Balanced- Risk Commodity Strategy Fund	Columbia Select International Equity Fund	Putnam Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(1,483)	$(8,894)	$(3,069)	$(79)	$77	$(66)
Net realized gain (loss) on security transactions	14,760	-	-	(672)	805	1,785
Net realized gain on distributions	2,416	-	-	-	676	127
Net unrealized appreciation (depreciation) of investments during the year	59,723	-	-	854	(1,736)	(4)

Net increase (decrease) in net assets resulting from operations	75,416	(8,894)	(3,069)	103	(178)	1,842

Unit transactions:
Purchases	14,674	170,861	80,561	1,833	-	931
Net transfers	(2,023)	(89,819)	198,049	-	(4,902)	-
Surrenders for benefit payments and fees	(33,217)	(245,898)	(138,482)	(2,098)	(2,695)	(4,897)
Other transactions	(9)	1	(12)	(1)	3	(3)
Death benefits	-	-	-	-	-	-
Net loan activity	(6)	(23)	(50)	-	-	(6)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(20,581)	(164,878)	140,066	(266)	(7,594)	(3,975)

Net increase (decrease) in net assets	54,835	(173,772)	136,997	(163)	(7,772)	(2,133)

Net Assets:
Beginning of Period	149,359	1,073,054	957,563	9,937	7,772	6,129

End of Period	$204,194	$899,282	$1,094,560	$9,774	$-	$3,996

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	John Hancock New Opportunities Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund	Columbia Large Cap Growth Opportunity Fund	Victory RS Value Fund	Pioneer Global Equity Fund	BlackRock Advantage Small Cap Growth Fund
	Sub-Account	Sub-Account (44)	Sub-Account (40)	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(3,061)	$386	$(8,498)	$-	$3,414	$(5,551)
Net realized gain (loss) on security transactions	860	2	16,624	(61,000)	4,253	(1,564)
Net realized gain on distributions	16,033	1,028	118,295	32,093	-	73,713
Net unrealized appreciation (depreciation) of investments during the year	115,917	1,887	167,869	(48,628)	197,024	201,414

Net increase (decrease) in net assets resulting from operations	129,749	3,303	294,290	(77,535)	204,691	268,012

Unit transactions:
Purchases	10,915	24,816	83,128	3,015	114,737	70,594
Net transfers	(2,561)	-	(6,317)	(29,847)	(53,904)	(41,329)
Surrenders for benefit payments and fees	(11,114)	(5)	(68,043)	(158,142)	(120,608)	(133,147)
Other transactions	(5)	(1)	(167)	-	6	(13)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	(11)	-	(27)	(24)
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(2,765)	24,810	8,590	(184,974)	(59,796)	(103,919)

Net increase (decrease) in net assets	126,984	28,113	302,880	(262,509)	144,895	164,093

Net Assets:
Beginning of Period	461,788	-	742,294	1,921,552	1,187,204	880,079

End of Period	$588,772	$28,113	$1,045,174	$1,659,043	$1,332,099	$1,044,172

40	Formerly Columbia Large Cap Growth III . Columbia Large Cap Growth Opportunity Fund . Change effective 1/10/2020

44	MassMutual RetireSMARTSM by JPMorgan 2060 Fund . Funded as of January 2, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MassMutual Select T.Rowe Price Retire 2030 Fund	MassMutual Select T.Rowe Price Retire 2035 Fund	MassMutual Select T.Rowe Price Retire 2040 Fund	MassMutual Select T.Rowe Price Retire 2050 Fund	MassMutual Select T.Rowe Price Retire 2055 Fund	MassMutual Select T.Rowe Price Retire 2060 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$13	$19	$(23)	$2	$(1)	$29
Net realized gain (loss) on security transactions	-	45	(2,738)	1,005	121	96
Net realized gain on distributions	25	774	7	23	-	92
Net unrealized appreciation (depreciation) of investments during the year	84	6,424	(373)	(773)	(92)	576

Net increase (decrease) in net assets resulting from operations	122	7,262	(3,127)	257	28	793

Unit transactions:
Purchases	1,000	10,238	578	1,000	-	5,469
Net transfers	-	-	(8,463)	-	-	138
Surrenders for benefit payments and fees	(10)	(22)	-	(24,118)	(5,529)	(3,392)
Other transactions	-	(3)	(3)	(2)	(2)	(3)
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	990	10,213	(7,888)	(23,120)	(5,531)	2,212

Net increase (decrease) in net assets	1,112	17,475	(11,016)	(22,863)	(5,503)	3,005

Net Assets:
Beginning of Period	567	39,050	11,586	24,561	5,503	3,368

End of Period	$1,679	$56,525	$570	$1,698	$-	$6,373

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	BlackRock S&P 500 Index V.I. Fund	Hartford International Equity Fund	BNY Mellon Insight Core Plus Fund	Keeley Small Cap Dividend Value Fund	Hartford Global Impact Fund	Invesco Dividend Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (45)
Net investment income (loss)	$141,990	$1,772	$14,499	$9,005	$(190)	$62
Net realized gain (loss) on security transactions	113,885	1,695	9,424	(19,417)	1,817	1
Net realized gain on distributions	772,586	-	2,182	-	-	-
Net unrealized appreciation (depreciation) of investments during the year	1,142,513	33,324	45,857	7,161	7,541	909

Net increase (decrease) in net assets resulting from operations	2,170,974	36,791	71,962	(3,251)	9,168	972

Unit transactions:
Purchases	444,356	39,422	13,720	19,198	4,735	564
Net transfers	590,338	(7,222)	274,740	(40,793)	(7,309)	6,109
Surrenders for benefit payments and fees	(1,065,287)	(33,112)	(63,575)	(184,140)	(1,407)	(6)
Other transactions	(974)	28	81	(1)	(5)	(1)
Death benefits	-	-	-	-	-	-
Net loan activity	(38)	(22)	-	(2)	-	-
Net annuity transactions	(14,528)	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(46,133)	(906)	224,966	(205,738)	(3,986)	6,666

Net increase (decrease) in net assets	2,124,841	35,885	296,928	(208,990)	5,182	7,638

Net Assets:
Beginning of Period	11,171,174	439,944	705,666	878,722	27,881	-

End of Period	$13,296,015	$475,829	$1,002,594	$669,732	$33,063	$7,638

45	Invesco Dividend Income Fund . Funded as of April 17, 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	AB Sustainable Global Thematic Fund	AllianzGI Global Water Fund	MassMutual Premier Global Fund	Columbia Acorn International Select Fund	MM Russell 2000® Small Cap Index Fund	MM S&P 500® Index Fund
	Sub-Account (46)	Sub-Account (47)	Sub-Account (48)	Sub-Account (8) (49)	Sub-Account	Sub-Account
Net investment income (loss)	$2,112	$4,724	$-	$(20)	$(613)	$27,610
Net realized gain (loss) on security transactions	-	(63)	-	8	(2,808)	(22,561)
Net realized gain on distributions	99,359	13,401	5,622	-	7,164	391,491
Net unrealized appreciation (depreciation) of investments during the year	126,785	94,141	6,152	731	25,439	35,709

Net increase (decrease) in net assets resulting from operations	228,256	112,203	11,774	719	29,182	432,249

Unit transactions:
Purchases	30,798	31,259	1,473	-	56,765	298,251
Net transfers	1,783,829	892,159	106,002	4,902	(54,584)	(77,638)
Surrenders for benefit payments and fees	-	(10,042)	-	(199)	(95,331)	(352,440)
Other transactions	54	18	-	(1)	(15)	339
Death benefits	-	-	-	-	-	-
Net loan activity	-	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	1,814,681	913,394	107,475	4,702	(93,165)	(131,488)

Net increase (decrease) in net assets	2,042,937	1,025,597	119,249	5,421	(63,983)	300,761

Net Assets:
Beginning of Period	-	-	-	-	256,246	2,779,547

End of Period	$2,042,937	$1,025,597	$119,249	$5,421	$192,263	$3,080,308

8	Columbia Select International Equity Fund merged with Columbia Acorn International Select Fund, effective 8/7/2020
46	AB Sustainable Global Thematic Fund . Funded as of July 16 , 2020

47	AllianzGI Global Water Fund . Funded as of on July 17 , 2020

48	MassMutual Premier Global Fund .Funded as of September 2 , 2020

49	Columbia Acorn International Select Fund . Funded as of August 7 , 2020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company Separate Account Eleven

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	MM S&P Mid Cap Index Fund	Russell Balanced Strategy Fund	Russell Conservative Strategy Fund	Russell Equity Growth Strategy Fund	Russell Growth Strategy Fund	Russell Moderate Strategy Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$3,144	$1,472	$118	$(3)	$(618)	$1,682
Net realized gain (loss) on security transactions	(16,700)	(2,634)	(76)	141	(1,494)	3,089
Net realized gain on distributions	116,712	-	54	-	335	-
Net unrealized appreciation (depreciation) of investments during the year	154,336	14,938	561	1	35,494	10,507

Net increase (decrease) in net assets resulting from operations	257,492	13,776	657	139	33,717	15,278

Unit transactions:
Purchases	292,076	51,058	5,245	6,993	38,749	39,774
Net transfers	(148,603)	(956)	-	-	(483)	-
Surrenders for benefit payments and fees	(295,126)	(81,049)	(5,324)	(7,131)	(27,888)	(24,827)
Other transactions	12,730	-	-	-	2	-
Death benefits	-	-	-	-	-	-
Net loan activity	(23)	-	-	-	-	-
Net annuity transactions	-	-	-	-	-	-

Net increase (decrease) in net assets resulting from unit transactions	(138,946)	(30,947)	(79)	(138)	10,380	14,947

Net increase (decrease) in net assets	118,547	(17,171)	578	1	44,097	30,226

Net Assets:
Beginning of Period	1,942,056	278,137	13,566	18	538,690	405,340

End of Period	$2,060,603	$260,966	$14,144	$19	$582,787	$435,566

The accompanying notes are an integral part of these financial statements.

I. Organization:

Separate Account Eleven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts did not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:
American Century Equity Income Fund
American Century Growth Fund
American Century Ultra® Fund
American Century VP Balanced Fund
American Century VP International Fund
American Century Small Company Fund (new fund)
American Century Small Cap Value Fund
American Century Focused Large Cap Value fund
American Century Inflation-Adjusted Bond Fund
American Century Equity Growth Fund
American Century VP Disciplined Core Value Fund (formerly American Century VP Income & Growth Fund)
American Century VP Ultra Fund
American Century VP Value Fund
American Century Mid Cap Value Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Diversified Dividend Fund
Invesco European Growth Fund
Invesco International Growth Fund
Invesco Small Cap Growth Fund
Invesco Real Estate Fund
Invesco Small Cap Equity Fund
Invesco Emerging Markets All Cap Fund
American Century Diversified Bond Fund
Domini Impact Equity Fund
AB Global Bond Fund
AB Global Risk Allocation Fund
AB Relative Value Fund
AB Sustainable International Thematic Fund
AB International Value Fund
AB Growth Fund
AB Discovery Growth Fund
AB Discovery Value Fund
AB Value Fund
AB High Income Fund
American Funds AMCAP Fund®
American Funds American Balanced Fund®
American Funds Capital Income Builder®
American Funds EuroPacific Growth Fund
American Funds Fundamental Investors Fund(SM)
American Funds New Perspective Fund®
American Funds The Bond Fund of America®
American Funds The Growth Fund of America®
American Funds The Income Fund of America®
American Funds The Investment Company of America®
American Funds The New Economy Fund®
American Funds Washington Mutual Investors Fund(SM)
American Funds American Mutual Fund®
American Funds Capital World Growth and Income Fund®
American Funds SMALLCAP World Fund®
New World Fund
Ariel Appreciation Fund
Ariel Fund
Artisan Mid Cap Value Fund
Ave Maria Rising Dividend Fund
Ave Maria Value Fund
Ave Maria Growth Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2055 Fund
Baron Small Cap Fund
BlackRock U.S. Government Bond Portfolio
BlackRock Equity Dividend Fund
BlackRock Capital Appreciation Fund
BlackRock Advantage Large Cap Growth Fund
Calvert VP SRI Balanced Portfolio
Calvert Equity Fund
Calvert Bond Fund
Calvert Income Fund
Columbia Contrarian Core Fund
Columbia Small Cap Value I Fund
Columbia Select Mid Cap Value Fund

Columbia Acorn Fund
CRM Mid Cap Value Fund
Columbia Disciplined Small Core Fund
Calamos International Growth Fund
Davis Financial Fund
Davis New York Venture Fund
Davis Opportunity Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Dreyfus Bond Market Index Fund
BNY Mellon Variable Investment Fund Appreciation Portfolio (Formerly Dreyfus VIF Appreciation Portfolio)
BNY Mellon International Stock Index Fund (Formerly Dreyfus International Stock Index Fund)
BNY Mellon MidCap Index Fund (Formerly Dreyfus MidCap Index Fund)
BNY Mellon Small Cap Stock Index Fund (Formerly Dreyfus SmallCap Stock Index Fund)
BNY Mellon Variable Investment Fund Growth and Income Portfo (Formerly Dreyfus VIF Growth and Income Portfolio)
Dreyfus VIF Quality Bond Portfolio Fund
BNY Mellon Sustainable U.S. Equity Portfolio (Formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc.)
BNY Mellon S&P 500 Index Fund (Formerly Dreyfus S&P 500 Index Fund)
Eaton Vance Large-Cap Value Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Worldwide Health Sciences Fund
Eaton Vance Income Fund of Boston
Eaton Vance Balanced Fund
Eaton Vance Atlanta Capital SMID-Cap Fund
Allspring Asset Allocation Fund (formerly Wells Fargo Asset Allocation Fund)
Allspring Emerging Markets Equity Fund (formerly Wells Fargo Emerging Markets Equity Fund)
Allspring Utility & Telecommunications Fund (formerly Wells Fargo Utility & Telecommunications Fund)
Alger Capital Appreciation Institutional Portfolio
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Nuveen Mid Cap Growth Opportunities Fund
Nuveen Small Cap Select Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Real Estate Fund
Federated Hermes Equity Income Fund, Inc.
Federated Hermes Fund for U.S. Government Securities
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Kaufmann Fund
Federated Hermes Short-Term Income Fund
Federated Hermes Total Return Bond Fund
Federated Hermes Clover Small Value Fund
Federated Hermes International Leaders Fund
Fidelity® VIP Growth Opportunities Portfolio
Fidelity® VIP Overseas Portfolio
Fidelity® VIP Value Strategies Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Growth & Income Portfolio
Fidelity® VIP Freedom 2020 Portfolio
Fidelity® VIP Freedom 2030 Portfolio
Fidelity® VIP Freedom 2015 Portfolio
Fidelity® VIP Freedom 2025 Portfolio
Fidelity® VIP FundsManager 70% Portfolio
Fidelity Advisor® Stock Selector All Cap Fund
Templeton Developing Markets Trust
Franklin High Income Fund
Franklin Strategic Income Fund
Templeton Global Bond Fund
Franklin U.S. Government Securities Fund
Franklin Small Cap Value Fund ++
Franklin Mutual Global Discovery Fund
Templeton Growth Fund
Franklin Income Fund
Franklin Growth Fund
Franklin Total Return Fund
Franklin Mutual U.S. Value Fund (Formerly Franklin Balance Sheet Investment Fund)
Franklin Mutual Beacon Fund
Franklin Mutual Shares Fund
Franklin Small-Mid Cap Growth Fund
Franklin Conservative Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
Templeton Foreign Fund
Highland Socially Responsible Equity Fund (merged with NexPoint Merger Arbitrage Fund)
Goldman Sachs Income Builder Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs Government Income Fund
Goldman Sachs Equity Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Focused International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs High Yield Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Satellite Strategies Portfolio
Frost Value Equity Fund
Hartford Balanced HLS Fund
Hartford Total Return Bond HLS Fund

Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
The Hartford Healthcare HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap HLS Fund
Hartford Ultrashort Bond HLS Fund
Hartford Small Company HLS Fund
Hartford Small Cap Growth HLS Fund
Hartford Stock HLS Fund
The Hartford Checks and Balances Fund
The Hartford High Yield
The Hartford Dividend and Growth Fund
The Hartford International Opportunities Fund
The Hartford MidCap Fund
The Hartford Small Company Fund
The Hartford Total Return Bond Fund
The Hartford Healthcare Fund
The Hartford Growth Opportunities Fund
Hartford Quality Value Fund (Formerly The Hartford Value Opportunities Fund)
Hartford Moderate Allocation Fund
The Hartford Conservative Allocation Fund
The Hartford Capital Appreciation Fund
The Hartford Growth Allocation Fund
The Hartford Inflation Plus Fund
The Hartford Equity Income Fund
The Hartford Balanced Income Fund
The Hartford International Small Company Fund
The Hartford MidCap Value Fund
The Hartford Global All-Asset Fund
Hotchkis and Wiley Large Cap Value Fund
Invesco V.I. Technology Fund
Invesco Technology Fund
Delaware Ivy Natural Resources Fund (formerly Ivy Natural Resources Fund)
Delaware Ivy Large Cap Growth Fund (formerly Ivy Large Cap Growth Fund)
Delaware Ivy Science and Technology Fund (formerly Ivy Science & Technology Fund)
Delaware Ivy Asset Strategy Fund (formerly Ivy Asset Strategy Fund)
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Balanced Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Flexible Bond Fund
Janus Henderson Forty Fund
Janus Henderson Balanced Fund
Janus Henderson Enterprise Fund
Janus Henderson Overseas Fund
Janus Henderson Global Research Fund
Janus Henderson Mid Cap Value Fund
PGIM Jennison Natural Resources Fund
PGIM Jennison Mid-Cap Growth Fund
PGIM Jennison 20/20 Focus Fund (merged with PGIM Jennison Focused Growth Fund)
MassMutual High Yield Fund (formerly MassMutual Premier High Yield Fund)
JPMorgan Large Cap Growth Fund
JPMorgan Core Bond Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2055 Fund
Loomis Sayles Bond Fund
LKCM Aquinas Catholic Equity Fund
Lord Abbett Affiliated Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Bond Debenture Fund
Lord Abbett Growth Opportunities fund
Lord Abbett Dividend Growth Fund
Lord Abbett Total Return Fund
Lord Abbett Developing Growth Fund
Lord Abbett International Equity Inv Opt
Lord Abbett Value Opportunities Fund
Clearbridge Value Trust
BMO Mid-Cap Value Fund
MFS® Emerging Markets Debt Fund
Massachusetts Investors Growth Stock Fund
MFS High Income Fund
MFS International New Discovery Fund
MFS Mid Cap Growth Fund
MFS New Discovery Fund
MFS Research International Fund
MFS Total Return Fund
MFS Utilities Fund
MFS Value Fund
MFS Total Return Bond Fund
MFS Massachusetts Investors Trust
MFS International Growth Fund
MFS Core Equity Fund

MFS Government Securities Fund
MFS International Intrinsic Value Fund (Formerly MFS International Value Fund)
MFS Technology Fund
MFS Core Equity Series
MFS Utilities Series
MFS Growth Fund
MFS High Yield Portfolio
BlackRock Global Allocation Fund, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage U.S. Total Market Fund
BlackRock Mid-Cap Value Fund (formerly BlackRock Mid Cap Dividend Fund)
BlackRock International Dividend Fund
BlackRock Mid Cap Growth Equity Portfolio
Victory Munder Mid-Cap Core Growth Fund
Neuberger Berman Sustainable Equity Fund
Nuveen International Value Fund (formerly Nuveen NWQ International Value Fund)
The Oakmark International Small Cap Fund
The Oakmark Equity and Income Fund
Invesco Capital Appreciation Fund
Invesco V. I. Global Fund (formerly Invesco Global Fund)
Invesco Global Opportunities Fund
Invesco Oppenheimer International Growth Fund
Invesco Main Street Fund
Invesco Global Strategic Income Fund
Invesco Main Street Mid Cap Fund
Invesco Developing Markets Fund
Invesco Oppenheimer Capital Income Fund
Invesco International Bond Fund
Invesco Main Street All Cap Fund
Invesco Gold & Special Minerals Fund
Invesco Oppenheimer Equity Income Fund
Invesco International Diversified Fund
Invesco Rising Dividends Fund
Putnam Focused International Equity Fund (formerly Putnam Global Equity Fund)
Putnam VT High Yield Fund
Putnam VT Emerging Markets Equity Fund
Putnam VT Sustainable Leaders Fund
Putnam VT Small Cap Value Fund
Pioneer Disciplined Value Fund
Pioneer Equity Income Fund
Pioneer Fundamental Growth Fund
Virtus NFJ International Value Fund (formerly AllianzGI International Value Fund)
Virtus NFJ Small-Cap Value Fund (formerly AllianzGI Small-Cap Value Fund)
Virtus NFJ Dividend Value Fund (formerly AllianzGI Dividend Value Fund)
AMG GW&K MID CAP Fund (new fund)
PIMCO Total Return Fund
PIMCO Emerging Markets Bond Fund
PIMCO Real Return Fund
Pioneer Fund
Pioneer High Yield Fund
Pioneer Strategic Income Fund
Pioneer Mid Cap Value Fund
Pioneer Select Mid Cap Growth Fund
PIMCO Total Return ESG Fund
Putnam Large Cap Value Fund (formerly Putnam Equity Income Fund)
Putnam High Yield Fund
Putnam International Equity Fund
Putnam Sustainable Leaders Fund
Putnam International Capital Opportunities Fund
Putnam Small Cap Growth Fund
Royce Total Return Fund
Royce Smaller-Companies Growth Fund
Royce Small-Cap Value Fund
Columbia Large Cap Value Fund
Columbia Small/Mid Cap Value Fund
Virtus Ceredex Small-Cap Value Equity Fund (Formerly RidgeWorth Ceredex Small Cap Value Equity Fund)
Virtus Ceredex Mid-Cap Value Equity Fund (Formerly RidgeWorth Ceredex Mid-Cap Value Equity Fund)
RidgeWorth Seix Total Return Bond Fund
Virtus Ceredex Large-Cap Value Equity Fund (Formerly RidgeWorth Ceredex Large Cap Value Equity Fund)
DWS RREEF Real Estate Securities Fund
DWS CROCI Equity Dividend Fund
DWS Capital Growth Fund
DWS Enhanced Emerging Markets Fixed Income
SSgA S&P 500 Index Fund
DWS Core Equity VIP
DWS International Growth Fund
MassMutual Overseas Fund (formerly Select Overseas Fund)
MassMutual Total Return Bond Fund (formerly MassMutual Select Total Return Bond Fund)
MassMutual Blue Chip Growth Fund
MassMutual Mid Cap Growth Fund (formerly Select T. Rowe Price/Frontier MC Gr II Fund)
MassMutual Strategic Bond Fund (formerly Select Western Strategic Bond Fund)
ClearBridge Appreciation Fund
ClearBridge Aggressive Growth Fund
ClearBridge All Cap Value Fund
ClearBridge Mid Cap Fund
ClearBridge Small Cap Growth Fund
Thornburg International Equity Fund (formerly Thornburg International Value Fund)
Thornburg Small/Mid Cap Core Fund (Thornburg Core Growth Fund)
Thornburg Small/Mid Cap Growth Fund
Timothy Plan Large/Mid Cap Value Fund
UBS Dynamic Alpha Fund
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement Balanced Fund
UBS Global Allocation Fund
UBS US Allocation Fund
Vanguard Small-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Total Bond Market Index Fund
Vanguard Total Stock Market Index Fund
Victory Diversified Stock Fund
Victory Special Value Fund
Victory Sycamore Small Company Opportunity Fund
Victory Sycamore Established Value Fund
Invesco Small Cap Discovery Fund
Invesco Comstock Fund
Invesco Equity and Income Fund
Invesco Growth and Income Fund
Invesco Quality Income Fund
Invesco Small Cap Value Fund
Invesco American Value Fund
Invesco Value Opportunities Fund
Invesco Diversified Dividend Fund
Invesco American Franchise Fund
Invesco Global Core Equity Fund
Vanguard 500 Index Fund
Allspring International Equity Fund (formerly Wells Fargo International Equity Fund)
Allspring Core Bond Fund (formerly Wells Fargo Core Bond Fund)
Columbia Seligman Technology and Information Fund (formerly Columbia Seligman Communications and Information Fund)
Columbia Seligman Global Technology Fund
Columbia Select Small Cap Value Fund
TIAA-CREF Large Cap Value Index Fund
TIAA-CREF Large Cap Growth Fund
TIAA-CREF Bond Index Fund
TIAA-CREF Equity Index Fund
MassMutual Equity Opportunities Fund (formerly MassMutual Select Equity Opportunities Fund)
MM MSCI EAFE® International Index Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
American Century Heritage Fund
ClearBridge Small Cap Value Fund
North Square Oak Ridge Small Cap Growth Fund
Invesco Intermediate Bond Factor Fund
MassMutual Strategic Emerging Markets Fund (formerly MassMutual Premier Strategic Emerging Markets Fund)
MassMutual Small Cap Opportunities Fund (formerly MassMutual Premier Small Cap Opportunities Fund)
MassMutual Small Cap Growth Equity Fund (formerly MassMutual Select Small Cap Growth Equity)
Fidelity VIP Freedom 2035 Portfolio
Fidelity VIP Freedom 2040 Portfolio
Fidelity VIP Freedom 2050 Portfolio
Delaware Ivy Small Cap Growth Fund (formerly Ivy Small Cap Growth Fund)
JPMorgan Mid Cap Growth Fund
Invesco Discovery Mid Cap Growth Fund
T. Rowe Price Retirement 2060 Fund
MSIF Global Opportunity Portfolio
JPMorgan U.S. Government Money Market Fund
American Century U.S. Government Money Market Fund
Invesco Balanced-Risk Commodity Strategy Fund
Putnam Growth Opportunities Fund
John Hancock New Opportunities Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Columbia Large Cap Growth Opportunity Fund
JPMorgan SmartRetirement 2060 Fund (new fund)
Victory RS Value Fund
Pioneer Global Equity Fund
BlackRock Advantage Small Cap Growth Fund
MassMutual Select T.Rowe Price Retire 2025 Fund (new fund)
MassMutual Select T.Rowe Price Retire 2030 Fund
MassMutual Select T.Rowe Price Retire 2035 Fund
MassMutual Select T.Rowe Price Retire 2040 Fund
MassMutual Select T.Rowe Price Retire 2050 Fund
MassMutual Select T.Rowe Price Retire 2055 Fund
MassMutual Select T.Rowe Price Retire 2060 Fund
BlackRock S&P 500 Index V.I. Fund
Hartford International Equity Fund
BNY Mellon Insight Core Plus Fund
Keeley Small Cap Dividend Value Fund
Hartford Global Impact Fund
Invesco Dividend Income Fund
AB Sustainable Global Thematic Fund
Virtus AllianzGI Water Fund (formerly AllianzGI Global Water Fun)
MassMutual Global Fund (formerly MassMutual Premier Global Fund)
Columbia Acorn International Select Fund
AMG GW&K Small/Mid Cap (merged with AMG GW&K MID CAP)
PGIM Jennison Focused Growth Fund (new fund)
NexPoint Merger Arbitrage Fund (new fund)
MM Russell 2000® Small Cap Index Fund
MM S&P 500® Index Fund
MM S&P Mid Cap Index Fund
Russell Balanced Strategy Fund

Russell Conservative Strategy Fund
Russell Equity Growth Strategy Fund
Russell Growth Strategy Fund
Russell Moderate Strategy Fund

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name.

If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

Surviving Sub-Account	Assets Received in 2021
AMG GW&K Small/Mid Cap	54,351
PGIM Jennison Focused Growth Fund	292,101
NexPoint Merger Arbitrage Fund	73,737

Surviving Sub-Account	Assets Received in 2020
Hartford Disciplined Equity HLS Fund	12,252,763
Invesco Small Cap Growth Fund	1,547,656
Hartford Dividend and Growth HLS Fund	1,319,777
Hartford Ultrashort Bond HLS Fund	675,498
Columbia Select Mid Cap Value Fund	235,370
Invesco Main Street Mid Cap Fund	162,460

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a) Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b) Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e) Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f) Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2021 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies (“mutual funds”).

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2021, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2021

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Annual Maintenance Fees — An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	3,778,294	5,974,002
American Century Growth Fund	372,490	347,220
American Century Ultra® Fund	94,079	63,687
American Century VP Balanced Fund	40,451	28,576
American Century Small Company Fund	570	-
American Century Small Cap Value Fund	682,347	767,173
American Century Focused Large Cap Value fund	12,530	3,233
American Century Inflation-Adjusted Bond Fund	16,929	29,066
American Century Equity Growth Fund	34,938	2,804
American Century VP Disciplined Core Value Fund	43,817	69,088
American Century VP Ultra Fund	380,618	195,581
American Century VP Value Fund	243,699	161,955
American Century Mid Cap Value Fund	202,180	113,324
Invesco V.I. Small Cap Equity Fund	7,527	12,477
Invesco V.I. Diversified Dividend Fund	1,110	5,173
Invesco European Growth Fund	53,931	62,965
Invesco International Growth Fund	95,238	79,656
Invesco Small Cap Growth Fund	2,265,092	947,514
Invesco Real Estate Fund	1,073,113	1,182,236
Invesco Small Cap Equity Fund	100,949	84,919
Invesco Emerging Markets All Cap Fund	4,028,549	3,169,976
American Century Diversified Bond Fund	70,338	53,277
Domini Impact Equity Fund	29,480	2,530
AB Global Bond Fund	24,098	15,699
AB Global Risk Allocation Fund	41,561	40,826
AB Relative Value Fund	10,021	33,567
AB Sustainable International Thematic Fund	67,953	129,364
AB International Value Fund	90,673	89,736
AB Growth Fund	11,352	24,771
AB Discovery Growth Fund	79,634	38,106
AB Discovery Value Fund	192,816	365,276
AB Value Fund	6,390	3,508
AB High Income Fund	113,301	188,188
American Funds AMCAP Fund®	695,651	524,373
American Funds American Balanced Fund®	2,149,396	3,930,925
American Funds Capital Income Builder®	1,563,820	2,683,630
American Funds EuroPacific Growth Fund	4,408,637	4,960,383
American Funds Fundamental Investors Fund(SM)	3,743,836	3,456,567
American Funds New Perspective Fund®	2,624,683	2,559,259
American Funds The Bond Fund of America®	498,576	1,051,174
American Funds The Growth Fund of America®	8,973,664	10,150,526
American Funds The Income Fund of America®	1,530,523	2,419,588
American Funds The Investment Company of America®	1,650,601	1,968,341
American Funds The New Economy Fund®	712,237	894,012
American Funds Washington Mutual Investors Fund(SM)	767,763	745,958
American Funds American Mutual Fund®	975,492	702,698
American Funds Capital World Growth and Income Fund®	3,999,744	4,524,852
American Funds SMALLCAP World Fund®	189,006	378,129

Sub-Account	Purchases at Cost	Proceeds from Sales
New World Fund	420,538	269,937
Ariel Appreciation Fund	15,700	2,074
Ariel Fund	68,632	4,533
Artisan Mid Cap Value Fund	556,979	424,389
Ave Maria Rising Dividend Fund	464,023	436,532
Ave Maria Value Fund	2,348	232
Ave Maria Growth Fund	77,762	57,971
BlackRock LifePath® Dynamic 2030 Fund	7,118,181	5,484,412
BlackRock LifePath® Dynamic 2040 Fund	9,320,755	4,952,510
BlackRock LifePath® Dynamic Retirement Fund	3,342,725	3,232,236
BlackRock LifePath® Dynamic 2050 Fund	2,721,937	1,268,464
BlackRock LifePath® Dynamic 2025 Fund	382,543	15,523
BlackRock LifePath® Dynamic 2035 Fund	225,136	115,066
BlackRock LifePath® Dynamic 2045 Fund	207,940	35,899
BlackRock LifePath® Dynamic 2055 Fund	352,999	18,473
Baron Small Cap Fund	125,895	104,167
BlackRock U.S. Government Bond Portfolio	26,757	27,582
BlackRock Equity Dividend Fund	567,413	460,505
BlackRock Capital Appreciation Fund	90,316	20,336
BlackRock Advantage Large Cap Growth Fund	34,237	30,817
Calvert VP SRI Balanced Portfolio	21,912	495,655
Calvert Equity Fund	2,736,211	2,584,398
Calvert Bond Fund	536,882	291,039
Calvert Income Fund	98,985	115,092
Columbia Contrarian Core Fund	85,202	96,139
Columbia Small Cap Value I Fund	34,918	26,837
Columbia Select Mid Cap Value Fund	375,215	316,146
Columbia Acorn Fund	649,201	247,266
CRM Mid Cap Value Fund	82,170	196,858
Calamos International Growth Fund	289	34
Davis Financial Fund	38,584	44,497
Davis New York Venture Fund	1,572,694	1,298,412
Davis Opportunity Fund	30,541	33,957
Delaware Diversified Income Fund	147,038	1,420
Delaware Extended Duration Bond Fund	401	13
Dreyfus Bond Market Index Fund	3,779,307	1,975,420
BNY Mellon Variable Investment Fund Appreciation Portfolio	4,322	159
BNY Mellon International Stock Index Fund	12,628	48,092
BNY Mellon MidCap Index Fund	5,352,724	3,522,948
BNY Mellon Small Cap Stock Index Fund	3,400,526	3,095,790
BNY Mellon Variable Investment Fund Growth and Income Portfolio	203	353
BNY Mellon Sustainable U.S. Equity Portfolio	225	51
BNY Mellon S&P 500 Index Fund	9,621,224	5,003,276
Eaton Vance Large-Cap Value Fund	355,579	394,112
Eaton Vance Dividend Builder Fund	153,727	120,585
Eaton Vance Worldwide Health Sciences Fund	160,668	467,571
Eaton Vance Income Fund of Boston	624,793	967,059
Eaton Vance Balanced Fund	50,801	8,437
Eaton Vance Atlanta Capital SMID-Cap Fund	272,725	147,562
Allspring Asset Allocation Fund	27,044	101,521
Allspring Emerging Markets Equity Fund	453,581	681,903
Allspring Utility & Telecommunications Fund	8,195	2,558

Sub-Account	Purchases at Cost	Proceeds from Sales
Alger Capital Appreciation Institutional Portfolio	2,805,777	2,198,548
Alger Mid Cap Growth Institutional Fund	1,471,304	191,899
Alger Small Cap Growth Institutional Fund	258,738	300,653
Nuveen Mid Cap Growth Opportunities Fund	84,507	23,773
Nuveen Small Cap Select Fund	7,411	602
Fidelity Advisor Equity Growth Fund	171,783	121,185
Fidelity Advisor Value Strategies Fund	39,623	13,392
Fidelity Advisor Leveraged Company Stock Fund	635,149	395,110
Federated Hermes Equity Income Fund, Inc.	42,320	10,834
Federated Hermes Fund for U.S. Government Securities	22,775	12,124
Federated Hermes MDT Mid Cap Growth Fund	94,942	2,070
Federated Hermes High Income Bond Fund, Inc.	207	188
Federated Hermes Kaufmann Fund	1,098,603	975,437
Federated Hermes Short-Term Income Fund	957	7,248
Federated Hermes Total Return Bond Fund	8,612	18,748
Federated Hermes Clover Small Value Fund	71,103	71,206
Federated Hermes International Leaders Fund	1,420	788
Fidelity® VIP Growth Opportunities Portfolio	958,171	1,026,441
Fidelity® VIP Overseas Portfolio	6,141	487
Fidelity® VIP Value Strategies Portfolio	482,281	28,262
Fidelity® VIP Balanced Portfolio	326,120	372,476
Fidelity® VIP Growth & Income Portfolio	106,060	235,417
Fidelity® VIP Freedom 2020 Portfolio	6,918	403
Fidelity® VIP Freedom 2030 Portfolio	42,016	8,798
Fidelity® VIP Freedom 2015 Portfolio	32,692	429
Fidelity® VIP Freedom 2025 Portfolio	23,147	78,161
Fidelity Advisor® Stock Selector All Cap Fund	620	16,033
Templeton Developing Markets Trust	222,693	356,088
Franklin High Income Fund	227,372	150,394
Franklin Strategic Income Fund	775,430	344,930
Templeton Global Bond Fund	649,735	777,441
Franklin U.S. Government Securities Fund	39,108	14,723
Franklin Small Cap Value Fund	740,490	625,697
Franklin Mutual Global Discovery Fund	1,806,076	2,354,437
Templeton Growth Fund	136,962	292,226
Franklin Income Fund	899,486	1,202,341
Franklin Growth Fund	1,062,080	876,257
Franklin Total Return Fund	34,373	134,616
Franklin Mutual U.S. Value Fund	483,018	346,871
Franklin Mutual Beacon Fund	101,152	253,615
Franklin Mutual Shares Fund	668,193	742,926
Franklin Small-Mid Cap Growth Fund	885,928	937,245
Franklin Conservative Allocation Fund	413,650	667,711
Franklin Growth Allocation Fund	1,759,484	1,431,201
Franklin Moderate Allocation Fund	1,488,717	1,342,197
Templeton Foreign Fund	475,523	936,337
Highland Socially Responsible Equity Fund	-	60,176
Goldman Sachs Income Builder Fund	5,306	599
Goldman Sachs Capital Growth Fund	5,427	107
Goldman Sachs Core Fixed Income Fund	16,324	4,610
Goldman Sachs U.S. Equity Insights Fund	8	1
Goldman Sachs Government Income Fund	147,893	261,796

Sub-Account	Purchases at Cost	Proceeds from Sales
Goldman Sachs Equity Income Fund	15,081	26,623
Goldman Sachs Growth Opportunities Fund	448,483	203,180
Goldman Sachs Focused International Equity Fund	7,541	227
Goldman Sachs Mid Cap Value Fund	823,452	816,360
Goldman Sachs Small Cap Value Fund	1,832,652	1,334,800
Goldman Sachs Strategic Growth Fund	34,697	992
Goldman Sachs High Yield Fund	180,936	119,685
Goldman Sachs Large Cap Value Fund	111,044	150,257
Goldman Sachs Small/Mid Cap Growth Fund	54,026	13,234
Goldman Sachs Satellite Strategies Portfolio	239	6
Hartford Balanced HLS Fund	674,611	775,894
Hartford Total Return Bond HLS Fund	1,242,387	1,458,365
Hartford Capital Appreciation HLS Fund	2,215,227	3,993,521
Hartford Dividend and Growth HLS Fund	2,647,869	5,271,231
The Hartford Healthcare HLS Fund	951,665	1,038,423
Hartford Disciplined Equity HLS Fund	2,249,858	3,291,869
Hartford International Opportunities HLS Fund	194,536	81,386
Hartford MidCap HLS Fund	2,347,488	3,530,299
Hartford Ultrashort Bond HLS Fund	477,008	779,031
Hartford Small Company HLS Fund	990,857	1,301,451
Hartford Small Cap Growth HLS Fund	198,464	37,849
Hartford Stock HLS Fund	289,013	666,619
The Hartford Checks and Balances Fund	45,753	23,251
The Hartford High Yield	155,634	134,466
The Hartford Dividend and Growth Fund	139,644	94,531
The Hartford International Opportunities Fund	170,971	100,893
The Hartford MidCap Fund	205,085	243,613
The Hartford Small Company Fund	106,291	48,962
The Hartford Total Return Bond Fund	260,672	123,371
The Hartford Healthcare Fund	102,072	320,793
The Hartford Growth Opportunities Fund	135,998	18,511
Hartford Quality Value Fund	209	11
Hartford Moderate Allocation Fund	398,121	348,268
The Hartford Conservative Allocation Fund	97,327	506,101
The Hartford Capital Appreciation Fund	1,305,041	1,440,575
The Hartford Growth Allocation Fund	547,387	218,597
The Hartford Inflation Plus Fund	102,385	52,364
The Hartford Equity Income Fund	235,680	242,022
The Hartford Balanced Income Fund	76,903	150,279
The Hartford MidCap Value Fund	15,148	1,325
Hotchkis and Wiley Large Cap Value Fund	37,843	82,160
Invesco V.I. Technology Fund	11,715	645,530
Invesco Technology Fund	475,584	355,097
Delaware Ivy Natural Resources Fund	140,879	93,170
Delaware Ivy Large Cap Growth Fund	135,258	125,557
Delaware Ivy Science and Technology Fund	973,637	564,378
Delaware Ivy Asset Strategy Fund	334,579	93,614
Janus Henderson Forty Portfolio	616,775	548,667
Janus Henderson Global Research Portfolio	17,680	16,954
Janus Henderson Enterprise Portfolio	7,567	30,689
Janus Henderson Balanced Portfolio	4,446	23,659
Janus Henderson Overseas Portfolio	5,085	77,094

Sub-Account	Purchases at Cost	Proceeds from Sales
Janus Henderson Flexible Bond Fund	8,820	222
Janus Henderson Forty Fund	1,664,376	1,700,206
Janus Henderson Balanced Fund	1,286,752	658,070
Janus Henderson Enterprise Fund	683,434	387,506
Janus Henderson Overseas Fund	189,607	358,913
Janus Henderson Global Research Fund	35,559	36,370
Janus Henderson Mid Cap Value Fund	276,218	401,753
PGIM Jennison Natural Resources Fund	4,523	4,147
PGIM Jennison Mid-Cap Growth Fund	406,577	180,427
PGIM Jennison 20/20 Focus Fund	-	170,579
MassMutual High Yield Fund	494,399	608,439
JPMorgan Large Cap Growth Fund	31,024	199,477
JPMorgan Core Bond Fund	427,326	714,964
JPMorgan Small Cap Equity Fund	16,179	6,072
JPMorgan Small Cap Growth Fund	409,104	323,801
JPMorgan Small Cap Value Fund	335,927	117,482
JPMorgan U.S. Equity Fund	362,613	124,967
JPMorgan SmartRetirement 2020 Fund	775,439	2,272,720
JPMorgan SmartRetirement 2025 Fund	2,286,294	1,520,391
JPMorgan SmartRetirement 2030 Fund	2,435,856	1,829,407
JPMorgan SmartRetirement 2035 Fund	1,856,802	810,886
JPMorgan SmartRetirement 2040 Fund	2,347,982	668,880
JPMorgan SmartRetirement 2045 Fund	1,420,621	1,498,755
JPMorgan SmartRetirement 2050 Fund	1,591,580	743,131
JPMorgan SmartRetirement Income Fund	217,004	644,647
JPMorgan SmartRetirement 2055 Fund	826,954	368,039
Loomis Sayles Bond Fund	41,241	178,071
LKCM Aquinas Catholic Equity Fund	46,907	2,404
Lord Abbett Affiliated Fund	74,501	97,699
Lord Abbett Fundamental Equity Fund	471,744	576,595
Lord Abbett Bond Debenture Fund	211,569	438,951
Lord Abbett Growth Opportunities fund	53,525	6,009
Lord Abbett Dividend Growth Fund	53,165	69,544
Lord Abbett Total Return Fund	1,327,397	419,479
Lord Abbett Developing Growth Fund	342,050	258,732
Lord Abbett International Equity Inv Opt	97,534	6,351
Lord Abbett Value Opportunities Fund	784,762	397,818
Clearbridge Value Trust	41,807	21,393
BMO Mid-Cap Value Fund	46,293	64,774
MFS® Emerging Markets Debt Fund	107,431	121,772
Massachusetts Investors Growth Stock Fund	420,659	894,866
MFS High Income Fund	58,744	211,763
MFS International New Discovery Fund	54,294	31,061
MFS Mid Cap Growth Fund	82,870	114,048
MFS New Discovery Fund	1,953,212	1,529,612
MFS Research International Fund	433,034	428,314
MFS Total Return Fund	448,467	314,619
MFS Utilities Fund	591,107	515,700
MFS Value Fund	1,630,180	2,408,408
MFS Total Return Bond Fund	522,260	1,696,686
MFS Massachusetts Investors Trust	293,015	392,269
MFS International Growth Fund	122,237	73,653

Sub-Account	Purchases at Cost	Proceeds from Sales
MFS Core Equity Fund	273,270	722,382
MFS Government Securities Fund	1,209,636	840,622
MFS International Intrinsic Value Fund	2,856,050	3,485,152
MFS Technology Fund	99,036	151,285
MFS Core Equity Series	1	-
MFS Utilities Series	7,381	7,807
MFS Growth Fund	120,363	43,650
MFS High Yield Portfolio	1,923	95,707
BlackRock Global Allocation Fund, Inc.	1,648,883	2,074,481
BlackRock Advantage Large Cap Core Fund	24,238	7,567
BlackRock Advantage U.S. Total Market Fund	9,814	9,477
BlackRock Mid-Cap Value Fund	374,308	489,495
BlackRock International Dividend Fund	124,377	227,376
BlackRock Mid Cap Growth Equity Portfolio	176,457	125,887
Victory Munder Mid-Cap Core Growth Fund	267,619	105,181
Neuberger Berman Sustainable Equity Fund	1,270,051	1,382,227
Nuveen International Value Fund	21,256	6,038
The Oakmark International Small Cap Fund	7,476	37,462
The Oakmark Equity and Income Fund	17,430	13,576
Invesco Capital Appreciation Fund	316,269	304,638
Invesco V. I. Global Fund	876,661	918,357
Invesco Global Opportunities Fund	266,986	307,239
Invesco Oppenheimer International Growth Fund	273,048	265,977
Invesco Main Street Fund	139,520	60,514
Invesco Global Strategic Income Fund	155,730	302,977
Invesco Main Street Mid Cap Fund	842,105	391,305
Invesco Developing Markets Fund	497,392	1,117,202
Invesco International Bond Fund	769,298	661,362
Invesco Main Street All Cap Fund	300,556	581,568
Invesco Gold & Special Minerals Fund	426,010	456,781
Invesco International Diversified Fund	102,318	19,404
Invesco Rising Dividends Fund	4,372	238
Putnam Focused International Equity Fund	4,102	54,820
Putnam VT High Yield Fund	12,667	26,112
Putnam VT Emerging Markets Equity Fund	4,214	26,607
Putnam VT Sustainable Leaders Fund	45,725	26,564
Putnam VT Small Cap Value Fund	92,203	61,813
Pioneer Disciplined Value Fund	141,500	42,920
Pioneer Equity Income Fund	44,002	23,328
Pioneer Fundamental Growth Fund	26,579	51,633
Virtus NFJ International Value Fund	3,941	3,349
Virtus NFJ Small-Cap Value Fund	126,356	123,564
Virtus NFJ Dividend Value Fund	603,165	944,157
AMG GW&K MID CAP Fund	1	39,994
PIMCO Total Return Fund	2,499,220	2,778,333
PIMCO Emerging Markets Bond Fund	101,172	60,554
PIMCO Real Return Fund	1,573,305	2,375,992
Pioneer Fund	363,403	370,155
Pioneer High Yield Fund	213,040	212,525
Pioneer Strategic Income Fund	1,184,886	514,759
Pioneer Mid Cap Value Fund	263,985	473,691
Pioneer Select Mid Cap Growth Fund	267,446	109,737

Sub-Account	Purchases at Cost	Proceeds from Sales
PIMCO Total Return ESG Fund	1,832,642	333,851
Putnam Large Cap Value Fund	2,280,533	476,849
Putnam High Yield Fund	511,297	298,245
Putnam International Equity Fund	48,209	14,087
Putnam Sustainable Leaders Fund	607	16
Putnam International Capital Opportunities Fund	84,003	75,679
Putnam Small Cap Growth Fund	147,353	50,746
Royce Total Return Fund	605,739	202,416
Royce Smaller-Companies Growth Fund	172,627	57,487
Royce Small-Cap Value Fund	30,197	134,758
Columbia Large Cap Value Fund	63,794	59,117
Virtus Ceredex Small-Cap Value Equity Fund	157,368	344,349
Virtus Ceredex Mid-Cap Value Equity Fund	459,274	223,704
Virtus Ceredex Large-Cap Value Equity Fund	4,690	39,248
DWS RREEF Real Estate Securities Fund	1,840	194
DWS CROCI Equity Dividend Fund	29,276	41,033
DWS Capital Growth Fund	87,549	991
DWS Enhanced Emerging Markets Fixed Income	1,433	1,624
SSgA S&P 500 Index Fund	889,774	556,938
DWS Core Equity VIP	1,124	547
DWS International Growth Fund	22,217	36,505
MassMutual Overseas Fund	98,517	65,568
MassMutual Total Return Bond Fund	23,914	88,097
MassMutual Blue Chip Growth Fund	9,371,772	7,423,523
MassMutual Mid Cap Growth Fund	1,087,559	538,580
MassMutual Strategic Bond Fund	898,215	1,531,738
ClearBridge Appreciation Fund	80,470	88,770
ClearBridge Aggressive Growth Fund	24,447	1,634
ClearBridge All Cap Value Fund	4,020	450
ClearBridge Mid Cap Fund	420,574	208,461
ClearBridge Small Cap Growth Fund	343,873	158,917
Thornburg International Equity Fund	686,841	768,984
Thornburg Small/Mid Cap Core Fund	315,348	160,672
Thornburg Small/Mid Cap Growth Fund	441,185	156,395
Timothy Plan Large/Mid Cap Value Fund	65,136	1,469
T. Rowe Price Growth Stock Fund, Inc.	2,520,621	1,851,135
T. Rowe Price Equity Income Fund	322,034	677,098
T. Rowe Price Retirement 2010 Fund	120,367	320,209
T. Rowe Price Retirement 2020 Fund	1,834,337	2,319,427
T. Rowe Price Retirement 2030 Fund	3,139,523	2,676,133
T. Rowe Price Retirement 2040 Fund	2,300,270	1,904,173
T. Rowe Price Retirement 2050 Fund	1,586,868	926,355
T. Rowe Price Retirement Balanced Fund	203,437	50,528
UBS Global Allocation Fund	5,136	175
Vanguard Small-Cap Index Fund	72,828	401,496
Vanguard Mid-Cap Index Fund	66,248	364,274
Vanguard Total Bond Market Index Fund	47,940	80,741
Victory Diversified Stock Fund	93,889	159,919
Victory Special Value Fund	300,446	232,975
Victory Sycamore Small Company Opportunity Fund	930,182	779,297
Victory Sycamore Established Value Fund	10,828,653	11,582,481
Invesco Comstock Fund	554,938	2,537,332

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco Equity and Income Fund	2,346,268	1,964,684
Invesco Growth and Income Fund	699,120	519,135
Invesco Quality Income Fund	1,181	1,798
Invesco Small Cap Value Fund	411,597	260,921
Invesco American Value Fund	126,814	111,591
Invesco Value Opportunities Fund	62,321	27,742
Invesco Diversified Dividend Fund	221,450	216,121
Invesco American Franchise Fund	293,458	118,610
Invesco Global Core Equity Fund	9,113	718
Vanguard 500 Index Fund	423,484	629,630
Allspring International Equity Fund	1,129	694
Allspring Core Bond Fund	13,491	14,630
Columbia Seligman Technology and Information Fund	173,514	140,402
Columbia Seligman Global Technology Fund	157,361	266,986
Columbia Select Small Cap Value Fund	31	1
TIAA-CREF Large Cap Value Index Fund	588,975	561,316
TIAA-CREF Large Cap Growth Fund	965,953	893,238
TIAA-CREF Bond Index Fund	298,911	253,935
TIAA-CREF Equity Index Fund	1,927,551	2,217,319
MassMutual Equity Opportunities Fund	525,319	396,925
MM MSCI EAFE® International Index Fund	525,947	476,504
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	407,839	299,275
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	1,133,614	426,121
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	473,558	594,757
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	474,443	256,583
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	950,401	540,217
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	731,592	575,304
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	521,991	326,696
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	116,289	95,601
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	436,041	300,808
American Century Heritage Fund	410,385	341,477
ClearBridge Small Cap Value Fund	3,200	3,259
North Square Oak Ridge Small Cap Growth Fund	62,392	155,269
Invesco Intermediate Bond Factor Fund	3,889	7,476
MassMutual Strategic Emerging Markets Fund	2,454	127
MassMutual Small Cap Opportunities Fund	464,552	425,829
MassMutual Small Cap Growth Equity Fund	1,046,956	376,332
Fidelity VIP Freedom 2035 Portfolio	2,918	51,966
Fidelity VIP Freedom 2050 Portfolio	28	-
Delaware Ivy Small Cap Growth Fund	429,566	108,910
JPMorgan Mid Cap Growth Fund	246,394	379,273
Invesco Discovery Mid Cap Growth Fund	499,269	760,231
T. Rowe Price Retirement 2060 Fund	48,579	21,881
MSIF Global Opportunity Portfolio	23,526	33,689
JPMorgan U.S. Government Money Market Fund	512,207	805,893
American Century U.S. Government Money Market Fund	204,787	970,949
Invesco Balanced-Risk Commodity Strategy Fund	6,746	253
Putnam Growth Opportunities Fund	772	77
John Hancock New Opportunities Fund	68,508	63,922
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	18,827	137
Columbia Large Cap Growth Opportunity Fund	509,138	191,594
JPMorgan SmartRetirement 2060 Fund	263	1

Sub-Account	Purchases at Cost	Proceeds from Sales
Victory RS Value Fund	282,514	303,387
Pioneer Global Equity Fund	491,780	286,260
BlackRock Advantage Small Cap Growth Fund	398,360	408,338
MassMutual Select T.Rowe Price Retire 2025 Fund	482	2
MassMutual Select T.Rowe Price Retire 2030 Fund	1,592	20
MassMutual Select T.Rowe Price Retire 2035 Fund	8,533	52,558
MassMutual Select T.Rowe Price Retire 2040 Fund	4,726	13
MassMutual Select T.Rowe Price Retire 2050 Fund	1,532	20
MassMutual Select T.Rowe Price Retire 2060 Fund	6,586	9,002
BlackRock S&P 500 Index V.I. Fund	3,543,018	3,240,677
Hartford International Equity Fund	58,727	13,510
BNY Mellon Insight Core Plus Fund	35,214	380,278
Keeley Small Cap Dividend Value Fund	83,694	212,191
Hartford Global Impact Fund	8,727	3,080
Invesco Dividend Income Fund	1,333	90
AB Sustainable Global Thematic Fund	1,147,215	699,304
Virtus AllianzGI Water Fund	631,999	284,600
MassMutual Global Fund	39,588	99,960
Columbia Acorn International Select Fund	237	808
AMG GW&K Small/Mid Cap	52,169	2,478
PGIM Jennison Focused Growth Fund	297,442	641
NexPoint Merger Arbitrage Fund	74,246	508
MM Russell 2000® Small Cap Index Fund	154,930	50,852
MM S&P 500® Index Fund	992,717	2,988,599
MM S&P Mid Cap Index Fund	634,801	764,385
Russell Balanced Strategy Fund	58,626	42,513
Russell Conservative Strategy Fund	919	168
Russell Equity Growth Strategy Fund	3	-
Russell Growth Strategy Fund	147,969	5,918
Russell Moderate Strategy Fund	57,626	9,457

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	24,398,236	29,236,562
American Century Growth Fund	974,466	24,791,379
American Century Ultra® Fund	146,768	95,295
American Century VP Balanced Fund	433,620	60,758
American Century VP International Fund	290	9,291
American Century Small Cap Value Fund	247,060	415,832
American Century Focused Large Cap Value	3,856	2,638
American Century Inflation-Adjusted Bond Fund	12,232	1,050
American Century Equity Growth Fund	19,061	1,945
American Century VP Income & Growth Fund	19,902	3,119
American Century VP Ultra Fund	343,657	335,014
American Century VP Value Fund	63,248	388,008
American Century Mid Cap Value Fund	90,381	215,801
Invesco V.I. Small Cap Equity Fund	9,363	5,516
Invesco V.I. Diversified Dividend Fund	14,967	15,629
Invesco European Growth Fund	27,658	17,477
Invesco International Growth Fund	87,886	80,574
Invesco Mid Cap Core Equity Fund	10,870	163,915

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco Small Cap Growth Fund *	2,659,688	747,537
Invesco Real Estate Fund	1,491,589	1,396,887
Invesco Small Cap Equity Fund	66,835	375,992
Invesco Emerging Markets All Cap Fund	529,774	734,914
American Century Diversified Bond Fund	48,496	110,059
Domini Impact Equity Fund	179,306	1,919,629
AB Global Bond Fund	30,269	9,453
AB Global Risk Allocation Fund	12,871	28,580
AB Relative Value Fund	2,059	606
AB Sustainable International Thematic Fund	89,707	121,765
AB International Value Fund	67,809	84,741
AB Growth Fund	9,436	5,520
AB Discovery Growth Fund	71,050	64,650
AB Discovery Value Fund	85,372	244,073
AB Value Fund	3,665	1,766
AB High Income Fund	335,764	251,240
American Funds AMCAP Fund®	599,936	524,980
American Funds American Balanced Fund®	11,716,759	2,865,900
American Funds Capital Income Builder®	1,779,253	2,851,222
American Funds EuroPacific Growth Fund	3,859,958	10,860,242
American Funds Fundamental Investors Fund(SM)	2,160,273	2,756,757
American Funds New Perspective Fund®	2,011,527	1,559,156
American Funds The Bond Fund of America®	872,736	868,677
American Funds The Growth Fund of America®	6,853,186	8,934,964
American Funds The Income Fund of America®	2,008,670	1,889,893
American Funds The Investment Company of America®	1,428,865	1,822,004
American Funds The New Economy Fund®	572,981	702,645
American Funds Washington Mutual Investors Fund(SM)	697,327	818,347
American Funds American Mutual Fund®	565,686	451,469
American Funds Capital World Growth and Income Fund®	2,190,268	3,355,024
American Funds SMALLCAP World Fund®	182,375	181,808
New World Fund	56,622	146,000
Ariel Appreciation Fund	10,800	87,157
Ariel Fund	13,675	180,986
Artisan Mid Cap Value Fund	89,130	529,364
Ave Maria Rising Dividend Fund	192,481	114,330
Ave Maria Value Fund	1,097	327
Ave Maria Growth Fund	40,576	97,081
BlackRock LifePath® Dynamic 2030 Fund	3,423,041	3,478,475
BlackRock LifePath® Dynamic 2040 Fund	3,739,172	2,860,712
BlackRock LifePath® Dynamic Retirement Fund	2,446,581	3,160,192
BlackRock LifePath® Dynamic 2050 Fund	900,153	905,646
BlackRock LifePath® Dynamic 2025 Fund	178,796	8,998
BlackRock LifePath® Dynamic 2035 Fund	100,868	40,200
BlackRock LifePath® Dynamic 2045 Fund	78,744	62,675
BlackRock LifePath® Dynamic 2055 Fund	213,134	39,157
Baron Small Cap Fund	142,806	2,483,957
BlackRock U.S. Government Bond Portfolio	66,718	20,363
BlackRock Equity Dividend Fund	414,746	335,588
BlackRock Capital Appreciation Fund	49,455	237,366
BlackRock Advantage Large Cap Growth Fund	39,618	24,935
Calvert VP SRI Balanced Portfolio	22,986	11,980

Sub-Account	Purchases at Cost	Proceeds from Sales
Calvert Equity Fund	3,832,306	1,453,385
Calvert Bond Fund	435,980	552,213
Calvert Income Fund	146,513	133,842
Columbia Contrarian Core Fund	110,048	127,709
Columbia Small Cap Value I Fund	47,524	11,614
Columbia Select Mid Cap Value Fund *	401,317	175,363
Columbia Acorn Fund	403,954	377,717
CRM Mid Cap Value Fund	43,165	64,684
Columbia Disciplined Small Core Fund	10,743	53,961
Calamos International Growth Fund	99	28
Davis Financial Fund	39,293	6,944
Davis New York Venture Fund	730,809	1,115,026
Davis Opportunity Fund	15,769	69,968
Delaware Diversified Income Fund	29,043	1,012
Delaware Extended Duration Bond Fund	601	10,811
Dreyfus Bond Market Index Fund	4,432,587	3,310,016
Dreyfus VIF Appreciation Portfolio	3,359	7,381
Dreyfus International Stock Index Fund	6,459	63,598
Dreyfus MidCap Index Fund	4,561,507	4,246,001
Dreyfus SmallCap Stock Index Fund	2,582,827	3,094,980
Dreyfus VIF Growth and Income Portfolio	121	-
Dreyfus VIF Quality Bond Portfolio Fund	3,045	78,583
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	128	40
Dreyfus S&P 500 Index Fund	8,877,472	6,210,430
Eaton Vance Large-Cap Value Fund	194,707	5,193,916
Eaton Vance Dividend Builder Fund	95,616	326,209
Eaton Vance Worldwide Health Sciences Fund	208,275	127,155
Eaton Vance Income Fund of Boston	2,720,397	797,176
Eaton Vance Balanced Fund	40,220	4,660
Eaton Vance Atlanta Capital SMID-Cap Fund	199,531	268,545
Wells Fargo Asset Allocation Fund	17,961	7,263
Wells Fargo Emerging Markets Equity Fund	475,015	640,353
Wells Fargo Utility & Telecommunications Fund	3,993	2,198
Alger Capital Appreciation Institutional Portfolio	1,745,891	1,642,161
Alger Mid Cap Growth Institutional Fund	517,670	152,619
Alger Small Cap Growth Institutional Fund	258,407	121,018
Nuveen Mid Cap Growth Opportunities Fund	32,458	68,018
Nuveen Small Cap Select Fund	5,309	5,588
Fidelity Advisor Equity Growth Fund	152,845	33,167
Fidelity Advisor Value Strategies Fund	13,102	13,223
Fidelity Advisor Leveraged Company Stock Fund	236,131	286,756
Federated Hermes Equity Income Fund, Inc	41,590	40,855
Federated Hermes Fund for U.S. Government Securities	131,376	152,661
Federated Hermes MDT Mid Cap Growth Fund	35,099	40,306
Federated Hermes High Income Bond Fund, Inc.	1,197	4,807
Federated Hermes Kaufmann Fund	1,246,024	1,397,270
Federated Hermes Short-Term Income Fund	1,573	358
Federated Hermes Total Return Bond Fund	13,821	23,752
Federated Hermes Clover Small Value Fund	1,761	6,771
Federated Hermes International Leaders Fund	5,122	4,652
Fidelity® VIP Growth Opportunities Portfolio	885,823	970,563
Fidelity® VIP Overseas Portfolio	14,655	87,633

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Value Strategies Portfolio	7,232	15,654
Fidelity® VIP Balanced Portfolio	476,490	250,694
Fidelity® VIP Growth & Income Portfolio	41,714	100,994
Fidelity® VIP Freedom 2020 Portfolio	6,485	335
Fidelity® VIP Freedom 2030 Portfolio	44,556	2,430
Fidelity® VIP Freedom 2015 Portfolio	25,655	687
Fidelity® VIP Freedom 2025 Portfolio	45,667	6,848
Fidelity Advisor® Stock Selector All Cap Fund	2,420	126
Templeton Developing Markets Trust	130,313	244,908
Franklin High Income Fund	169,835	143,134
Franklin Strategic Income Fund	465,420	475,402
Templeton Global Bond Fund	1,033,498	1,631,920
Franklin U.S. Government Securities Fund	52,736	107,818
Franklin Small Cap Value Fund	389,841	386,100
Franklin Mutual Global Discovery Fund	1,688,137	1,983,650
Templeton Growth Fund	351,865	443,111
Franklin Income Fund	910,392	1,036,181
Franklin Growth Fund	1,440,555	16,540,291
Franklin Total Return Fund	77,639	72,480
Franklin Balance Sheet Investment Fund	86,261	128,079
Franklin Mutual Beacon Fund	73,036	43,170
Franklin Mutual Shares Fund	352,946	474,731
Franklin Small-Mid Cap Growth Fund	614,737	2,167,123
Franklin Conservative Allocation Fund	359,586	526,769
Franklin Growth Allocation Fund	1,362,778	1,268,364
Franklin Moderate Allocation Fund	1,158,033	577,329
Templeton Foreign Fund	357,247	1,933,142
Highland Socially Responsible Equity Fund	12,517	59,324
Goldman Sachs Income Builder Fund	3,798	24,033
Goldman Sachs Capital Growth Fund	7,561	67
Goldman Sachs Core Fixed Income Fund	17,465	3,233
Goldman Sachs U.S. Equity Insights Fund	1	1
Goldman Sachs Government Income Fund	356,884	1,193,441
Goldman Sachs Equity Income Fund	6,725	1,042
Goldman Sachs Growth Opportunities Fund	385,480	197,957
Goldman Sachs Focused International Equity Fund	3,607	691
Goldman Sachs Mid Cap Value Fund	257,954	843,516
Goldman Sachs Small Cap Value Fund	1,017,089	1,450,825
Goldman Sachs Strategic Growth Fund	51,113	548
Goldman Sachs High Yield Fund	300,367	2,365,182
Goldman Sachs Large Cap Value Fund	76,894	134,659
Goldman Sachs Small/Mid Cap Growth Fund	49,556	49,995
Goldman Sachs Satellite Strategies Portfolio	196	6
Frost Value Equity Fund	-	12
Hartford Balanced HLS Fund	1,254,452	1,648,623
Hartford Total Return Bond HLS Fund	1,904,717	2,591,407
Hartford Capital Appreciation HLS Fund	1,919,580	7,163,638
Hartford Dividend and Growth HLS Fund *	3,874,858	4,534,246
The Hartford Healthcare HLS Fund	1,217,135	701,794
Hartford Global Growth HLS Fund	1,014,085	1,974,007
Hartford Disciplined Equity HLS Fund *	12,458,302	863,662
Hartford Growth Opportunities HLS Fund	5,583,906	12,089,654

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford International Opportunities HLS Fund	138,305	157,244
Hartford MidCap HLS Fund	1,525,968	4,249,590
Hartford Ultrashort Bond HLS Fund *	1,064,463	599,294
Hartford Small Company HLS Fund	1,018,219	1,467,192
Hartford Small Cap Growth HLS Fund	103,472	105,721
Hartford Stock HLS Fund	475,154	662,447
Hartford U.S. Government Securities HLS Fund	140,075	783,712
Hartford Value HLS Fund	318,163	1,574,376
The Hartford Checks and Balances Fund	32,342	163,319
The Hartford High Yield	29,623	3,773
The Hartford Dividend and Growth Fund	140,753	301,108
The Hartford International Opportunities Fund	61,219	231,207
The Hartford MidCap Fund	196,775	255,764
The Hartford Small Company Fund	66,436	102,421
The Hartford Total Return Bond Fund	212,357	301,659
The Hartford Healthcare Fund	302,980	64,435
The Hartford Growth Opportunities Fund	126,053	379,823
The Hartford Value Opportunities Fund	57	22
Hartford Moderate Allocation Fund	232,682	448,610
The Hartford Conservative Allocation Fund	88,261	20,086
The Hartford Capital Appreciation Fund	704,700	944,643
The Hartford Growth Allocation Fund	380,184	487,245
The Hartford Inflation Plus Fund	70,574	112,503
The Hartford Equity Income Fund	126,114	52,449
The Hartford Balanced Income Fund	155,857	104,993
The Hartford MidCap Value Fund	8,677	145,520
Hotchkis and Wiley Large Cap Value Fund	44,947	111,943
Invesco V.I. Technology Fund	157,154	219,488
Invesco Technology Fund	443,318	187,861
Ivy Natural Resources Fund	116,420	167,696
Ivy Large Cap Growth Fund	179,640	226,342
Ivy Science & Technology Fund	684,347	529,768
Ivy Asset Strategy Fund	49,725	58,925
Janus Henderson Forty Portfolio	470,471	270,667
Janus Henderson Global Research Portfolio	16,178	31,895
Janus Henderson Enterprise Portfolio	12,996	25,220
Janus Henderson Balanced Portfolio	15,145	256,906
Janus Henderson Overseas Portfolio	7,829	34,808
Janus Henderson Flexible Bond Fund	10,176	181
Janus Henderson Forty Fund	1,490,549	972,804
Janus Henderson Balanced Fund	410,460	728,933
Janus Henderson Enterprise Fund	305,998	218,218
Janus Henderson Overseas Fund	144,419	189,783
Janus Henderson Global Research Fund	11,587	21,722
Janus Henderson Mid Cap Value Fund	224,586	145,423
PGIM Jennison Natural Resources Fund	34,805	364,366
PGIM Jennison Mid-Cap Growth Fund	399,925	132,487
PGIM Jennison 20/20 Focus Fund	56,530	36,689
MassMutual Premier High Yield Fund	3,630,191	1,156,166
JPMorgan Large Cap Growth Fund	454,051	165,854
JPMorgan Core Bond Fund	2,138,083	5,496,256
JPMorgan Small Cap Equity Fund	6,048	18,576

Sub-Account	Purchases at Cost	Proceeds from Sales
JPMorgan Small Cap Growth Fund	733,187	352,459
JPMorgan Small Cap Value Fund	161,691	235,260
JPMorgan U.S. Equity Fund	288,469	483,057
JPMorgan SmartRetirement 2020 Fund	1,108,554	1,739,605
JPMorgan SmartRetirement 2025 Fund	1,880,871	2,316,248
JPMorgan SmartRetirement 2030 Fund	1,527,140	1,426,079
JPMorgan SmartRetirement 2035 Fund	1,078,919	1,704,791
JPMorgan SmartRetirement 2040 Fund	1,343,095	1,101,002
JPMorgan SmartRetirement 2045 Fund	1,014,012	1,417,964
JPMorgan SmartRetirement 2050 Fund	1,153,001	1,233,504
JPMorgan SmartRetirement Income Fund	249,789	855,541
JP Morgan Smart Retirement 2055 Fund	652,623	1,074,522
Loomis Sayles Bond Fund	3,728,385	7,004,072
LKCM Aquinas Catholic Equity Fund	30,274	1,558
Lord Abbett Affiliated Fund	55,710	18,664
Lord Abbett Fundamental Equity Fund	401,231	499,797
Lord Abbett Bond Debenture Fund	292,692	412,052
Lord Abbett Growth Opportunities fund	45,913	1,685
LORD ABBETT DIVIDEND GROWTH FUND	39,439	10,470
Lord Abbett Total Return Fund	2,056,603	1,462,717
Lord Abbett Developing Growth Fund	248,367	245,381
Lord Abbett International Equity Inv Opt	44,191	61,242
Lord Abbett Value Opportunities Fund	516,758	999,362
Clearbridge Value Trust	16,226	34,237
BMO Mid-Cap Value Fund	52,617	84,771
MFS® Emerging Markets Debt Fund	77,294	60,710
Massachusetts Investors Growth Stock Fund	592,621	1,210,517
MFS High Income Fund	134,716	227,967
MFS International New Discovery Fund	56,100	59,179
MFS Mid Cap Growth Fund	48,553	163,882
MFS New Discovery Fund	1,673,140	826,650
MFS Research International Fund	441,632	273,759
MFS Total Return Fund	686,510	626,397
MFS Utilities Fund	590,704	1,054,974
MFS Value Fund	6,298,149	2,039,297
MFS Total Return Bond Fund	734,916	403,725
MFS Massachusetts Investors Trust	274,376	394,576
MFS International Growth Fund	80,498	70,732
MFS Core Equity Fund	76,038	350,849
MFS Government Securities Fund	1,967,313	1,370,378
MFS International Value Fund	10,727,503	3,105,689
MFS Technology Fund	115,531	50,806
MFS Core Equity Series	77	11,512
MFS Utilities Series	5,001	128,998
MFS Growth Fund	362,422	56,577
MFS High Yield Portfolio	12,615	126,746
BlackRock Global Allocation Fund, Inc.	1,346,118	909,999
BlackRock Advantage Large Cap Core Fund	6,834	12,434
BlackRock Advantage U.S. Total Market Fund	1,411	14,124
BlackRock Mid Cap Dividend Fund	250,988	221,300
BlackRock International Dividend Fund	88,978	105,242
BlackRock Mid Cap Growth Equity Portfolio	180,923	167,291

Sub-Account	Purchases at Cost	Proceeds from Sales
Victory Munder Mid-Cap Core Growth Fund	452,540	2,277,626
Neuberger Berman Sustainable Equity Fund	338,217	413,974
Nuveen NWQ International Value Fund	19,635	5,814
The Oakmark International Small Cap Fund	17,883	21,506
The Oakmark Equity and Income Fund	9,786	9,369,193
Invesco Capital Appreciation Fund	131,884	266,096
Invesco Global Fund	686,360	1,239,665
Invesco Global Opportunities Fund	96,316	210,209
Invesco Oppenheimer International Growth Fund	373,193	3,542,300
Invesco Main Street Fund	76,372	82,382
Invesco Global Strategic Income Fund	179,317	237,930
Invesco Main Street Mid Cap Fund *	517,158	489,753
Invesco Developing Markets Fund	529,774	734,914
Invesco Developing Markets Fund	411,337	1,101,889
Invesco Oppenheimer Capital Income Fund	-	7
Invesco International Bond Fund	495,127	602,222
Invesco Oppenheimer Mid Cap Value Fund	49,047	361,718
Invesco Main Street All Cap Fund	130,470	46,625
Invesco Gold & Special Minerals Fund	407,448	711,913
Invesco Oppenheimer Real Estate Fund	132,346	969,977
Invesco Oppenheimer Equity Income Fund	450	7,307
Invesco International Diversified Fund	60,871	31,284
Invesco Rising Dividends Fund	14,945	9,494
Putnam Global Equity Fund	2,354	20,359
Putnam VT High Yield Fund	32,476	198,986
Putnam VT Emerging Markets Equity Fund	2,455	50,754
Putnam VT Sustainable Leaders Fund	34,451	26,992
Putnam VT Small Cap Value Fund	17,133	57,673
Pioneer Disciplined Value Fund	40,990	14,510
Pioneer Equity Income Fund	5,797	49,365
Pioneer Fundamental Growth Fund	17,735	3,672
AllianzGI International Value Fund	6,790	1,067
AllianzGI Small-Cap Value Fund	93,290	220,879
AllianzGI Dividend Value Fund	594,736	756,351
AMG GW&K MID CAP Fund	13,324	11,279
PIMCO Total Return Fund	3,959,155	3,287,181
PIMCO Emerging Markets Bond Fund	53,482	53,509
PIMCO Real Return Fund	1,480,585	1,977,960
Pioneer Fund	209,132	231,703
Pioneer High Yield Fund	144,750	134,784
Pioneer Strategic Income Fund	930,305	976,634
Pioneer Mid Cap Value Fund	293,451	133,315
Pioneer Select Mid Cap Growth Fund	224,867	18,618
PIMCO Total Return ESG Fund	2,232,002	24,736
Putnam Equity Income Fund	149,567	209,485
Putnam High Yield Fund	191,385	313,617
Putnam International Equity Fund	14,442	28,459
Putnam Sustainable Leaders Fund	94	18
Putnam International Capital Opportunities Fund	33,673	39,014
Putnam Small Cap Growth Fund	71,977	27,215
Royce Total Return Fund	334,263	179,769
Royce Smaller-Companies Growth Fund	66,885	82,577

Sub-Account	Purchases at Cost	Proceeds from Sales
Royce Small-Cap Value Fund	50,444	71,503
Columbia Large Cap Value Fund	8,355	31,441
Columbia Small/Mid Cap Value Fund	26,350	245,206
RidgeWorth Ceredex Small Cap Value Equity Fund	93,560	130,002
RidgeWorth Ceredex Mid-Cap Value Equity Fund	124,421	488,774
RidgeWorth Seix Total Return Bond Fund	5,079	158,712
RidgeWorth Ceredex Large Cap Value Equity Fund	12,510	12,087
DWS Real Estate Securities Fund	596	147
DWS Equity Dividend Fund	20,721	3,436
DWS Capital Growth Fund	12,167	275
DWS Enhanced Emerging Markets Fixed Income	1,222	6,295
SSgA S&P 500 Index Fund	960,979	765,211
DWS Core Equity VIP	992	448
DWS Global Growth Fund	29,976	1,718
Select Overseas Fund	70,653	91,431
MassMutual Select Total Return Bond Fund	62,540	55,741
MassMutual Blue Chip Growth Fund	44,087,814	4,226,965
Select T. Rowe Price/Frontier MC Gr II Fund	1,382,739	44,778
Select Western Strategic Bond Fund	5,845,624	981,340
ClearBridge Appreciation Fund	88,296	65,223
ClearBridge Aggressive Growth Fund	60,486	62,685
ClearBridge All Cap Value Fund	1,220	329
ClearBridge Mid Cap Fund	361,074	243,588
ClearBridge Small Cap Growth Fund	242,993	232,403
Thornburg International Value Fund	390,929	527,080
Thornburg Core Growth Fund	102,601	817,931
Thornburg Small/Mid Cap Growth Fund	136,772	143,221
Timothy Plan Large/Mid Cap Value Fund	28,627	41,130
T. Rowe Price Growth Stock Fund, Inc.	1,372,954	1,512,617
T. Rowe Price Equity Income Fund	192,398	185,593
T. Rowe Price Retirement 2010 Fund	206,149	551,362
T. Rowe Price Retirement 2020 Fund	2,187,153	2,997,946
T. Rowe Price Retirement 2030 Fund	3,011,830	2,023,603
T. Rowe Price Retirement 2040 Fund	1,822,612	1,751,356
T. Rowe Price Retirement 2050 Fund	1,523,399	522,168
T. Rowe Price Retirement Balanced Fund	145,593	93,128
UBS Global Allocation Fund	5,695	683
UBS US Allocation Fund	1	4,911
Vanguard Small-Cap Index Fund	89,091	320,957
Vanguard Mid-Cap Index Fund	110,215	288,165
Vanguard Total Bond Market Index Fund	117,718	235,883
Vanguard Total Stock Market Index Fund	22,216	2,346,887
Victory Diversified Stock Fund	47,640	54,628
Victory Special Value Fund	114,382	269,490
Victory Sycamore Small Company Opportunity Fund	651,283	1,012,447
Victory Sycamore Established Value Fund	1,343,213	2,030,197
Invesco Small Cap Discovery Fund	372,748	1,835,398
Invesco Comstock Fund	893,754	1,463,557
Invesco Equity and Income Fund	962,949	1,948,479
Invesco Growth and Income Fund	305,523	530,096
Invesco Mid Cap Growth Fund	48,221	1,320,735
Invesco Quality Income Fund	1,326	341

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco Small Cap Value Fund	77,932	269,160
Invesco American Value Fund	390,490	104,745
Invesco Value Opportunities Fund	13,122	43,962
Invesco Diversified Dividend Fund	72,704	65,791
Invesco American Franchise Fund	222,480	117,488
Invesco Global Core Equity Fund	15,743	506
Vanguard 500 Index Fund	2,608,949	1,476,272
Wells Fargo International Equity Fund	641	17,814
Wells Fargo Core Bond Fund	98,774	105,038
Columbia Seligman Communications and Information Fund	175,207	41,397
Columbia Seligman Global Technology Fund	110,205	26,848
Columbia Select Small Cap Value Fund	24	1
TIAA-CREF Large Cap Value Index Fund	701,678	390,330
TIAA-CREF Large Cap Growth Fund	578,755	919,393
TIAA-CREF Bond Index Fund	210,961	47,847
TIAA-CREF Equity Index Fund	852,622	668,264
MassMutual Select Equity Opportunities Fund	1,927,219	173,201
MM MSCI EAFE® International Index Fund	105,709	9,717
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	348,364	104,536
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	705,789	229,370
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	671,854	519,605
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	289,459	237,642
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	1,005,456	394,437
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	571,950	261,566
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	359,075	304,710
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	171,215	245,020
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	308,709	217,985
American Century Heritage Fund	449,696	129,796
ClearBridge Small Cap Value Fund	4,804	44
North Square Oak Ridge Small Cap Growth Fund	80,655	207,536
Invesco Intermediate Bond Factor Fund	5,586	674
MassMutual Premier Strategic Emerging Markets Fund	783	92
MassMutual Premier Small Cap Opportunities Fund	505,792	115,326
MassMutual Select Small Cap Growth Equity Fund	2,747,409	102,723
Fidelity VIP Freedom 2035 Portfolio	32,138	166
Fidelity VIP Freedom 2040 Portfolio	1	1
Fidelity VIP Freedom 2050 Portfolio	24	-
Ivy Small Cap Growth Fund	175,070	279,856
JPMorgan Mid Cap Growth Fund	2,039,084	117,878
Invesco Discovery Mid Cap Growth Fund	1,483,810	209,989
T. Rowe Price Retirement 2060 Fund	33,030	1,585
MSIF Global Opportunity Portfolio	16,791	36,433
JPMorgan U.S. Government Money Market Fund	951,707	1,125,432
American Century U.S. Government Money Market Fund	348,389	211,382
Invesco Balanced-Risk Commodity Strategy Fund	1,783	2,129
Columbia Select International Equity Fund	785	7,645
Putnam Growth Opportunities Fund	1,052	4,958
John Hancock New Opportunities Fund	26,880	16,650
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	26,249	23
Columbia Large Cap Growth Opportunity Fund	228,027	109,626
Victory RS Value Fund	34,739	187,620
Pioneer Global Equity Fund	125,935	182,305

Sub-Account	Purchases at Cost	Proceeds from Sales
BlackRock Advantage Small Cap Growth Fund	313,156	348,877
MassMutual Select T.Rowe Price Retire 2030 Fund	1,042	10
MassMutual Select T.Rowe Price Retire 2035 Fund	11,496	484
MassMutual Select T.Rowe Price Retire 2040 Fund	588	8,484
MassMutual Select T.Rowe Price Retire 2050 Fund	1,034	24,118
MassMutual Select T.Rowe Price Retire 2055 Fund	-	5,530
MassMutual Select T.Rowe Price Retire 2060 Fund	5,748	3,404
BlackRock S&P 500 Index V.I. Fund	2,709,961	1,841,545
Hartford International Equity Fund	43,865	42,988
BNY Mellon Insight Core Plus Fund	345,775	104,088
Keeley Small Cap Dividend Value Fund	30,794	227,505
Hartford Global Impact Fund	7,402	11,558
Invesco Dividend Income Fund	6,780	36
AB Sustainable Global Thematic Fund	1,916,151	-
AllianzGI Global Water Fund	941,951	10,433
MassMutual Premier Global Fund	113,096	-
Columbia Acorn International Select Fund	4,902	209
MM Russell 2000® Small Cap Index Fund	69,693	156,317
MM S&P 500® Index Fund	948,033	660,418
MM S&P Mid Cap Index Fund	634,861	653,943
Russell Balanced Strategy Fund	57,844	87,296
Russell Conservative Strategy Fund	5,530	5,436
Russell Equity Growth Strategy Fund	6,994	7,142
Russell Growth Strategy Fund	42,724	32,633
Russell Moderate Strategy Fund	44,444	27,816

5. Changes in Units Outstanding:

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Equity Income Fund	137,348	355,798	(218,450)
American Century Growth Fund	15,825	17,509	(1,683)
American Century Ultra® Fund	1,174	1,436	(262)
American Century VP Balanced Fund	17,943	18,607	(664)
American Century Small Company Fund	27	-	27
American Century Small Cap Value Fund	10,449	20,140	(9,691)
American Century Focused Large Cap Value fund	183	150	33
American Century Inflation-Adjusted Bond Fund	921	2,013	(1,092)
American Century Equity Growth Fund	2,428	2,264	164
American Century VP Disciplined Core Value Fund	202	2,165	(1,963)
American Century VP Ultra Fund	7,117	5,868	1,249
American Century VP Value Fund	9,425	6,732	2,693
American Century Mid Cap Value Fund	13,172	13,550	(378)
Invesco V.I. Small Cap Equity Fund	-	412	(412)
Invesco V.I. Diversified Dividend Fund	464	653	(189)
Invesco European Growth Fund	8,757	11,300	(2,542)
Invesco International Growth Fund	10,012	11,906	(1,895)
Invesco Small Cap Growth Fund	18,098	25,648	(7,550)
Invesco Real Estate Fund	33,161	44,678	(11,517)
Invesco Small Cap Equity Fund	4,887	6,578	(1,692)
Invesco Emerging Markets All Cap Fund	247,318	161,786	85,532
American Century Diversified Bond Fund	5,361	4,139	1,222
Domini Impact Equity Fund	900	231	669
AB Global Bond Fund	1,870	1,505	364
AB Global Risk Allocation Fund	1,138	1,694	(556)
AB Relative Value Fund	1,715	2,754	(1,039)
AB Sustainable International Thematic Fund	8,980	14,087	(5,107)
AB International Value Fund	19,485	21,127	(1,642)
AB Growth Fund	171	517	(347)
AB Discovery Growth Fund	3,501	3,576	(75)
AB Discovery Value Fund	7,472	14,696	(7,224)
AB Value Fund	351	235	116
AB High Income Fund	6,199	12,307	(6,108)
American Funds AMCAP Fund®	17,644	19,219	(1,575)
American Funds American Balanced Fund®	205,536	348,370	(142,834)
American Funds Capital Income Builder®	111,224	190,117	(78,894)
American Funds EuroPacific Growth Fund	200,806	266,199	(65,392)
American Funds Fundamental Investors Fund(SM)	99,456	152,016	(52,560)
American Funds New Perspective Fund®	99,376	118,054	(18,679)
American Funds The Bond Fund of America®	70,513	111,954	(41,441)
American Funds The Growth Fund of America®	327,821	427,572	(99,751)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Funds The Income Fund of America®	101,461	169,431	(67,970)
American Funds The Investment Company of America®	105,774	139,809	(34,035)
American Funds The New Economy Fund®	36,257	46,686	(10,428)
American Funds Washington Mutual Investors Fund(SM)	44,869	54,438	(9,569)
American Funds American Mutual Fund®	33,891	31,699	2,192
American Funds Capital World Growth and Income Fund®	217,102	277,305	(60,202)
American Funds SMALLCAP World Fund®	4,930	13,269	(8,339)
New World Fund	26,891	20,779	6,112
Ariel Appreciation Fund	267	130	137
Ariel Fund	2,132	370	1,762
Artisan Mid Cap Value Fund	1,616	7,034	(5,418)
Ave Maria Rising Dividend Fund	9,198	12,402	(3,204)
Ave Maria Value Fund	41	-	41
Ave Maria Growth Fund	1,866	1,750	116
BlackRock LifePath® Dynamic 2030 Fund	297,598	358,379	(60,781)
BlackRock LifePath® Dynamic 2040 Fund	372,452	390,730	(18,279)
BlackRock LifePath® Dynamic Retirement Fund	160,132	264,090	(103,958)
BlackRock LifePath® Dynamic 2050 Fund	69,104	51,884	17,219
BlackRock LifePath® Dynamic 2025 Fund	17,535	1,837	15,698
BlackRock LifePath® Dynamic 2035 Fund	8,477	7,056	1,422
BlackRock LifePath® Dynamic 2045 Fund	10,000	5,168	4,832
BlackRock LifePath® Dynamic 2055 Fund	11,103	1,850	9,253
Baron Small Cap Fund	2,498	2,295	203
BlackRock U.S. Government Bond Portfolio	8,769	8,977	(209)
BlackRock Equity Dividend Fund	28,464	32,390	(3,926)
BlackRock Capital Appreciation Fund	1,024	781	243
BlackRock Advantage Large Cap Growth Fund	1,011	1,153	(142)
Calvert VP SRI Balanced Portfolio	121	19,122	(19,002)
Calvert Equity Fund	87,434	90,165	(2,732)
Calvert Bond Fund	77,643	65,243	12,400
Calvert Income Fund	13,037	14,889	(1,851)
Columbia Contrarian Core Fund	640	1,509	(868)
Columbia Small Cap Value I Fund	567	747	(180)
Columbia Select Mid Cap Value Fund	19,698	22,595	(2,897)
Columbia Acorn Fund	4,801	5,484	(683)
CRM Mid Cap Value Fund	2,523	7,405	(4,883)
Davis Financial Fund	4,229	5,170	(942)
Davis New York Venture Fund	61,429	81,226	(19,797)
Davis Opportunity Fund	725	1,261	(537)
Delaware Diversified Income Fund	10,734	43	10,690
Delaware Extended Duration Bond Fund	12	-	11
Dreyfus Bond Market Index Fund	259,840	169,475	90,365
BNY Mellon Variable Investment Fund Appreciation Portfolio	54	-	54
BNY Mellon International Stock Index Fund	49	2,486	(2,437)
BNY Mellon MidCap Index Fund	67,526	75,383	(7,857)
BNY Mellon Small Cap Stock Index Fund	51,297	65,836	(14,539)
BNY Mellon Variable Investment Fund Growth and Income Portfolio	5	9	(4)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
BNY Mellon S&P 500 Index Fund	255,641	253,368	2,273
Eaton Vance Large-Cap Value Fund	28,578	33,763	(5,185)
Eaton Vance Dividend Builder Fund	14,431	16,917	(2,486)
Eaton Vance Worldwide Health Sciences Fund	4,331	12,024	(7,693)
Eaton Vance Income Fund of Boston	31,508	56,334	(24,826)
Eaton Vance Balanced Fund	7,412	6,705	707
Eaton Vance Atlanta Capital SMID-Cap Fund	6,332	5,806	526
Allspring Asset Allocation Fund	1,508	5,794	(4,286)
Allspring Emerging Markets Equity Fund	29,132	34,634	(5,502)
Allspring Utility & Telecommunications Fund	162	64	98
Alger Capital Appreciation Institutional Portfolio	37,087	42,984	(5,897)
Alger Mid Cap Growth Institutional Fund	20,905	18,186	2,720
Alger Small Cap Growth Institutional Fund	4,013	7,518	(3,505)
Nuveen Mid Cap Growth Opportunities Fund	2,233	1,754	479
Nuveen Small Cap Select Fund	101	12	90
Fidelity Advisor Equity Growth Fund	2,381	3,443	(1,062)
Fidelity Advisor Value Strategies Fund	400	263	137
Fidelity Advisor Leveraged Company Stock Fund	36,234	36,107	127
Federated Hermes Equity Income Fund, Inc.	951	417	534
Federated Hermes Fund for U.S. Government Securities	1,486	831	655
Federated Hermes MDT Mid Cap Growth Fund	611	4	607
Federated Hermes High Income Bond Fund, Inc.	202	208	(7)
Federated Hermes Kaufmann Fund	28,986	39,073	(10,087)
Federated Hermes Short-Term Income Fund	-	645	(645)
Federated Hermes Total Return Bond Fund	2,489	3,109	(620)
Federated Hermes Clover Small Value Fund	2,897	3,149	(251)
Federated Hermes International Leaders Fund	25	39	(14)
Fidelity® VIP Growth Opportunities Portfolio	12,662	14,382	(1,720)
Fidelity® VIP Overseas Portfolio	625	530	94
Fidelity® VIP Value Strategies Portfolio	16,791	3,792	12,999
Fidelity® VIP Balanced Portfolio	33,933	39,957	(6,023)
Fidelity® VIP Growth & Income Portfolio	2,760	7,160	(4,400)
Fidelity® VIP Freedom 2030 Portfolio	59	134	(75)
Fidelity® VIP Freedom 2015 Portfolio	846	2	844
Fidelity® VIP Freedom 2025 Portfolio	15	1,831	(1,817)
Fidelity Advisor® Stock Selector All Cap Fund	20	455	(435)
Templeton Developing Markets Trust	17,980	26,091	(8,111)
Franklin High Income Fund	13,068	11,120	1,948
Franklin Strategic Income Fund	110,802	90,015	20,787
Templeton Global Bond Fund	50,100	67,238	(17,138)
Franklin U.S. Government Securities Fund	2,227	833	1,395
Franklin Small Cap Value Fund	30,543	36,285	(5,742)
Franklin Mutual Global Discovery Fund	144,615	213,338	(68,723)
Templeton Growth Fund	25,890	34,322	(8,431)
Franklin Income Fund	90,881	125,697	(34,816)
Franklin Growth Fund	26,178	27,344	(1,167)
Franklin Total Return Fund	2,306	9,003	(6,697)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Franklin Mutual U.S. Value Fund	6,719	9,599	(2,880)
Franklin Mutual Beacon Fund	4,692	13,870	(9,178)
Franklin Mutual Shares Fund	21,089	38,668	(17,580)
Franklin Small-Mid Cap Growth Fund	9,888	24,086	(14,199)
Franklin Conservative Allocation Fund	24,186	47,350	(23,163)
Franklin Growth Allocation Fund	69,727	96,787	(27,060)
Franklin Moderate Allocation Fund	92,066	122,884	(30,818)
Templeton Foreign Fund	25,876	51,008	(25,132)
Highland Socially Responsible Equity Fund	55	2,121	(2,066)
Goldman Sachs Income Builder Fund	100	8	93
Goldman Sachs Capital Growth Fund	175	69	106
Goldman Sachs Core Fixed Income Fund	965	220	745
Goldman Sachs Government Income Fund	24,167	33,542	(9,375)
Goldman Sachs Equity Income Fund	896	1,782	(886)
Goldman Sachs Growth Opportunities Fund	9,827	9,054	773
Goldman Sachs Focused International Equity Fund	382	2	380
Goldman Sachs Mid Cap Value Fund	16,246	22,920	(6,673)
Goldman Sachs Small Cap Value Fund	46,462	67,824	(21,361)
Goldman Sachs Strategic Growth Fund	337	21	316
Goldman Sachs High Yield Fund	8,894	8,351	543
Goldman Sachs Large Cap Value Fund	3,832	7,812	(3,980)
Goldman Sachs Small/Mid Cap Growth Fund	461	409	52
Goldman Sachs Satellite Strategies Portfolio	13	-	12
Hartford Balanced HLS Fund	72,702	91,236	(18,534)
Hartford Total Return Bond HLS Fund	108,747	151,644	(42,896)
Hartford Capital Appreciation HLS Fund	53,069	134,765	(81,696)
Hartford Dividend and Growth HLS Fund	72,597	314,143	(241,546)
The Hartford Healthcare HLS Fund	17,367	31,114	(13,747)
Hartford Disciplined Equity HLS Fund	258,162	273,781	(15,619)
Hartford International Opportunities HLS Fund	13,934	7,967	5,967
Hartford MidCap HLS Fund	5,406	57,805	(52,399)
Hartford Ultrashort Bond HLS Fund	194,220	212,682	(18,462)
Hartford Small Company HLS Fund	27,766	90,596	(62,830)
Hartford Small Cap Growth HLS Fund	7,388	5,041	2,347
Hartford Stock HLS Fund	65,752	82,139	(16,387)
The Hartford Checks and Balances Fund	1,149	862	288
The Hartford High Yield	7,120	6,414	706
The Hartford Dividend and Growth Fund	7,283	6,892	391
The Hartford International Opportunities Fund	7,224	5,609	1,614
The Hartford MidCap Fund	3,160	5,978	(2,818)
The Hartford Small Company Fund	4,451	4,406	45
The Hartford Total Return Bond Fund	18,998	11,373	7,625
The Hartford Healthcare Fund	5,973	11,632	(5,659)
The Hartford Growth Opportunities Fund	3,166	2,239	927
Hartford Moderate Allocation Fund	37,363	42,271	(4,908)
The Hartford Conservative Allocation Fund	18,794	38,800	(20,006)
The Hartford Capital Appreciation Fund	41,911	76,058	(34,146)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
The Hartford Growth Allocation Fund	35,535	30,953	4,582
The Hartford Inflation Plus Fund	7,013	3,935	3,077
The Hartford Equity Income Fund	7,627	9,460	(1,833)
The Hartford Balanced Income Fund	2,202	7,173	(4,971)
The Hartford MidCap Value Fund	565	100	465
Hotchkis and Wiley Large Cap Value Fund	1,754	3,419	(1,665)
Invesco V.I. Technology Fund	134	13,175	(13,041)
Invesco Technology Fund	9,835	14,250	(4,415)
Delaware Ivy Natural Resources Fund	51,689	45,710	5,979
Delaware Ivy Large Cap Growth Fund	1,507	2,716	(1,209)
Delaware Ivy Science and Technology Fund	9,276	12,615	(3,339)
Delaware Ivy Asset Strategy Fund	20,797	12,215	8,582
Janus Henderson Forty Portfolio	34,919	41,016	(6,097)
Janus Henderson Global Research Portfolio	6	495	(490)
Janus Henderson Enterprise Portfolio	6	555	(548)
Janus Henderson Balanced Portfolio	1,331	1,956	(625)
Janus Henderson Overseas Portfolio	486	4,630	(4,144)
Janus Henderson Flexible Bond Fund	507	-	507
Janus Henderson Forty Fund	36,943	51,695	(14,751)
Janus Henderson Balanced Fund	44,211	28,348	15,863
Janus Henderson Enterprise Fund	11,527	10,712	815
Janus Henderson Overseas Fund	34,631	45,842	(11,212)
Janus Henderson Global Research Fund	859	1,756	(897)
Janus Henderson Mid Cap Value Fund	7,204	15,320	(8,116)
PGIM Jennison Natural Resources Fund	512	488	25
PGIM Jennison Mid-Cap Growth Fund	3,114	3,970	(856)
PGIM Jennison 20/20 Focus Fund	799	5,068	(4,269)
MassMutual High Yield Fund	29,153	50,366	(21,213)
JPMorgan Large Cap Growth Fund	57	4,208	(4,151)
JPMorgan Core Bond Fund	87,738	109,003	(21,265)
JPMorgan Small Cap Equity Fund	79	89	(9)
JPMorgan Small Cap Growth Fund	3,240	4,166	(925)
JPMorgan Small Cap Value Fund	4,696	2,465	2,231
JPMorgan U.S. Equity Fund	9,907	7,155	2,753
JPMorgan SmartRetirement 2020 Fund	100,733	203,753	(103,020)
JPMorgan SmartRetirement 2025 Fund	158,049	170,353	(12,304)
JPMorgan SmartRetirement 2030 Fund	219,797	238,079	(18,282)
JPMorgan SmartRetirement 2035 Fund	98,377	90,792	7,585
JPMorgan SmartRetirement 2040 Fund	159,873	136,675	23,198
JPMorgan SmartRetirement 2045 Fund	94,318	119,860	(25,542)
JPMorgan SmartRetirement 2050 Fund	87,315	78,094	9,220
JPMorgan SmartRetirement Income Fund	43,773	77,300	(33,527)
JPMorgan SmartRetirement 2055 Fund	45,249	33,895	11,354
Loomis Sayles Bond Fund	1,788	8,533	(6,746)
LKCM Aquinas Catholic Equity Fund	412	-	412
Lord Abbett Affiliated Fund	3,109	5,351	(2,242)
Lord Abbett Fundamental Equity Fund	9,220	20,301	(11,081)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Lord Abbett Bond Debenture Fund	8,679	22,010	(13,331)
Lord Abbett Growth Opportunities fund	421	203	219
Lord Abbett Dividend Growth Fund	1,315	2,599	(1,285)
Lord Abbett Total Return Fund	88,820	50,622	38,198
Lord Abbett Developing Growth Fund	18,570	19,768	(1,199)
Lord Abbett International Equity Inv Opt	3,200	338	2,862
Lord Abbett Value Opportunities Fund	33,272	33,121	151
Clearbridge Value Trust	1,229	1,608	(379)
BMO Mid-Cap Value Fund	5,127	7,101	(1,974)
MFS® Emerging Markets Debt Fund	9,147	10,432	(1,285)
Massachusetts Investors Growth Stock Fund	3,043	23,025	(19,982)
MFS High Income Fund	3,760	14,163	(10,403)
MFS International New Discovery Fund	1,396	1,240	156
MFS Mid Cap Growth Fund	4,373	6,010	(1,637)
MFS New Discovery Fund	24,174	42,263	(18,088)
MFS Research International Fund	110,406	111,114	(708)
MFS Total Return Fund	61,754	63,410	(1,656)
MFS Utilities Fund	42,809	50,223	(7,414)
MFS Value Fund	141,100	178,385	(37,286)
MFS Total Return Bond Fund	53,322	123,002	(69,680)
MFS Massachusetts Investors Trust	7,199	10,040	(2,842)
MFS International Growth Fund	4,196	2,878	1,318
MFS Core Equity Fund	2,133	26,262	(24,129)
MFS Government Securities Fund	194,406	171,102	23,304
MFS International Intrinsic Value Fund	23,221	66,805	(43,585)
MFS Technology Fund	2,358	3,031	(673)
MFS Utilities Series	63	229	(165)
MFS Growth Fund	5,716	4,401	1,315
MFS High Yield Portfolio	39	6,772	(6,734)
BlackRock Global Allocation Fund, Inc.	122,547	164,770	(42,222)
BlackRock Advantage Large Cap Core Fund	1,757	1,724	33
BlackRock Advantage U.S. Total Market Fund	33	327	(294)
BlackRock Mid-Cap Value Fund	27,210	36,909	(9,699)
BlackRock International Dividend Fund	11,014	18,022	(7,008)
BlackRock Mid Cap Growth Equity Portfolio	5,357	5,044	313
Victory Munder Mid-Cap Core Growth Fund	3,471	4,599	(1,127)
Neuberger Berman Sustainable Equity Fund	32,828	39,473	(6,646)
Nuveen International Value Fund	1,360	410	951
The Oakmark International Small Cap Fund	-	624	(624)
The Oakmark Equity and Income Fund	1,938	1,024	914
Invesco Capital Appreciation Fund	4,189	12,561	(8,372)
Invesco V. I. Global Fund	17,540	27,506	(9,966)
Invesco Global Opportunities Fund	9,251	11,222	(1,971)
Invesco Oppenheimer International Growth Fund	11,970	14,842	(2,872)
Invesco Main Street Fund	6,783	6,875	(91)
Invesco Global Strategic Income Fund	11,969	21,457	(9,489)
Invesco Main Street Mid Cap Fund	35,051	38,966	(3,915)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Invesco Developing Markets Fund	12,082	30,826	(18,744)
Invesco International Bond Fund	97,285	95,727	1,559
Invesco Main Street All Cap Fund	19,515	35,972	(16,458)
Invesco Gold & Special Minerals Fund	63,200	67,540	(4,339)
Invesco International Diversified Fund	3,561	785	2,776
Invesco Rising Dividends Fund	85	-	85
Putnam Focused International Equity Fund	95	2,434	(2,339)
Putnam VT High Yield Fund	216	1,309	(1,093)
Putnam VT Emerging Markets Equity Fund	2,100	3,391	(1,290)
Putnam VT Sustainable Leaders Fund	3,162	3,532	(370)
Putnam VT Small Cap Value Fund	10,010	8,712	1,298
Pioneer Disciplined Value Fund	3,178	1,488	1,690
Pioneer Equity Income Fund	775	521	254
Pioneer Fundamental Growth Fund	577	1,865	(1,288)
Virtus NFJ International Value Fund	297	265	32
Virtus NFJ Small-Cap Value Fund	11,289	14,537	(3,248)
Virtus NFJ Dividend Value Fund	64,479	91,809	(27,330)
AMG GW&K MID CAP Fund	32	1,673	(1,641)
PIMCO Total Return Fund	319,707	346,492	(26,785)
PIMCO Emerging Markets Bond Fund	15,955	14,751	1,204
PIMCO Real Return Fund	143,234	217,538	(74,304)
Pioneer Fund	8,614	13,419	(4,804)
Pioneer High Yield Fund	20,664	22,775	(2,111)
Pioneer Strategic Income Fund	157,060	143,808	13,252
Pioneer Mid Cap Value Fund	14,645	32,122	(17,477)
Pioneer Select Mid Cap Growth Fund	2,468	2,096	372
PIMCO Total Return ESG Fund	127,744	24,341	103,403
Putnam Large Cap Value Fund	81,221	23,418	57,804
Putnam High Yield Fund	26,765	18,500	8,264
Putnam International Equity Fund	107	480	(373)
Putnam Sustainable Leaders Fund	8	-	8
Putnam International Capital Opportunities Fund	4,294	5,476	(1,181)
Putnam Small Cap Growth Fund	8,099	6,815	1,284
Royce Total Return Fund	69,400	59,785	9,615
Royce Smaller-Companies Growth Fund	1,449	2,286	(838)
Royce Small-Cap Value Fund	2,064	10,977	(8,913)
Columbia Large Cap Value Fund	6,773	7,013	(240)
Virtus Ceredex Small-Cap Value Equity Fund	9,013	15,065	(6,052)
Virtus Ceredex Mid-Cap Value Equity Fund	12,189	10,944	1,245
Virtus Ceredex Large-Cap Value Equity Fund	148	1,433	(1,285)
DWS CROCI Equity Dividend Fund	642	2,193	(1,551)
DWS Capital Growth Fund	1,115	1	1,114
DWS Enhanced Emerging Markets Fixed Income	56	89	(33)
SSgA S&P 500 Index Fund	18,433	16,706	1,727
DWS Core Equity VIP	-	11	(11)
DWS International Growth Fund	1,730	2,903	(1,173)
MassMutual Overseas Fund	4,891	4,574	316

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MassMutual Total Return Bond Fund	3,514	8,967	(5,453)
MassMutual Blue Chip Growth Fund	55,253	422,400	(367,147)
MassMutual Mid Cap Growth Fund	42,737	31,445	11,291
MassMutual Strategic Bond Fund	63,741	144,168	(80,428)
ClearBridge Appreciation Fund	5,205	6,629	(1,424)
ClearBridge Aggressive Growth Fund	1,207	845	362
ClearBridge All Cap Value Fund	10	1	10
ClearBridge Mid Cap Fund	22,436	22,361	74
ClearBridge Small Cap Growth Fund	14,432	13,380	1,052
Thornburg International Equity Fund	43,274	62,458	(19,185)
Thornburg Small/Mid Cap Core Fund	7,066	7,823	(757)
Thornburg Small/Mid Cap Growth Fund	9,359	10,022	(664)
Timothy Plan Large/Mid Cap Value Fund	1,403	-	1,403
T. Rowe Price Growth Stock Fund, Inc.	80,726	82,496	(1,770)
T. Rowe Price Equity Income Fund	16,583	38,832	(22,249)
T. Rowe Price Retirement 2010 Fund	9,263	23,585	(14,322)
T. Rowe Price Retirement 2020 Fund	151,134	228,974	(77,840)
T. Rowe Price Retirement 2030 Fund	254,531	296,249	(41,718)
T. Rowe Price Retirement 2040 Fund	149,408	162,268	(12,859)
T. Rowe Price Retirement 2050 Fund	97,242	88,603	8,639
T. Rowe Price Retirement Balanced Fund	7,024	4,779	2,246
UBS Global Allocation Fund	131	1	130
Vanguard Small-Cap Index Fund	794	18,911	(18,118)
Vanguard Mid-Cap Index Fund	1,475	16,787	(15,311)
Vanguard Total Bond Market Index Fund	1,978	6,469	(4,491)
Victory Diversified Stock Fund	3,739	8,035	(4,295)
Victory Special Value Fund	11,858	18,337	(6,478)
Victory Sycamore Small Company Opportunity Fund	45,263	52,968	(7,704)
Victory Sycamore Established Value Fund	530,844	193,221	337,624
Invesco Comstock Fund	14,648	87,166	(72,518)
Invesco Equity and Income Fund	76,659	101,734	(25,075)
Invesco Growth and Income Fund	17,930	26,405	(8,475)
Invesco Quality Income Fund	78	122	(44)
Invesco Small Cap Value Fund	5,444	5,064	380
Invesco American Value Fund	1,811	2,714	(903)
Invesco Value Opportunities Fund	417	1,133	(716)
Invesco Diversified Dividend Fund	6,631	12,532	(5,901)
Invesco American Franchise Fund	3,130	3,819	(689)
Invesco Global Core Equity Fund	298	-	298
Vanguard 500 Index Fund	12,131	25,750	(13,619)
Allspring International Equity Fund	3,994	4,001	(7)
Allspring Core Bond Fund	1,483	1,659	(176)
Columbia Seligman Technology and Information Fund	2,263	3,080	(817)
Columbia Seligman Global Technology Fund	3,471	5,852	(2,381)
TIAA-CREF Large Cap Value Index Fund	19,878	24,078	(4,201)
TIAA-CREF Large Cap Growth Fund	15,162	21,669	(6,507)
TIAA-CREF Bond Index Fund	23,925	20,784	3,141

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
TIAA-CREF Equity Index Fund	49,372	59,918	(10,546)
MassMutual Equity Opportunities Fund	19,510	28,147	(8,637)
MM MSCI EAFE® International Index Fund	40,985	41,056	(71)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	23,915	21,320	2,595
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	55,918	28,633	27,285
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	39,205	58,186	(18,982)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	16,633	16,770	(137)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	81,697	77,570	4,128
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	31,677	34,731	(3,054)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	26,322	21,787	4,535
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	5,409	8,104	(2,695)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	25,630	21,611	4,020
American Century Heritage Fund	19,220	22,992	(3,772)
ClearBridge Small Cap Value Fund	123	139	(16)
North Square Oak Ridge Small Cap Growth Fund	2,194	8,361	(6,168)
Invesco Intermediate Bond Factor Fund	324	639	(315)
MassMutual Strategic Emerging Markets Fund	62	1	62
MassMutual Small Cap Opportunities Fund	19,290	20,362	(1,072)
MassMutual Small Cap Growth Equity Fund	2,148	13,389	(11,240)
Fidelity VIP Freedom 2035 Portfolio	-	2,767	(2,767)
Delaware Ivy Small Cap Growth Fund	33,823	28,211	5,612
JPMorgan Mid Cap Growth Fund	3,611	19,661	(16,050)
Invesco Discovery Mid Cap Growth Fund	20,979	47,158	(26,179)
T. Rowe Price Retirement 2060 Fund	3,829	2,626	1,203
MSIF Global Opportunity Portfolio	485	1,007	(522)
JPMorgan U.S. Government Money Market Fund	62,607	92,641	(30,035)
American Century U.S. Government Money Market Fund	28,014	103,337	(75,323)
Invesco Balanced-Risk Commodity Strategy Fund	369	11	359
Putnam Growth Opportunities Fund	13	1	12
John Hancock New Opportunities Fund	7,301	9,257	(1,956)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	3,169	2,331	839
Columbia Large Cap Growth Opportunity Fund	12,900	14,892	(1,992)
JPMorgan SmartRetirement 2060 Fund	15	-	15
Victory RS Value Fund	3,512	18,992	(15,480)
Pioneer Global Equity Fund	33,373	37,508	(4,135)
BlackRock Advantage Small Cap Growth Fund	18,883	31,792	(12,909)
MassMutual Select T.Rowe Price Retire 2025 Fund	32	-	32
MassMutual Select T.Rowe Price Retire 2030 Fund	92	1	91
MassMutual Select T.Rowe Price Retire 2035 Fund	527	3,810	(3,284)
MassMutual Select T.Rowe Price Retire 2040 Fund	301	-	301
MassMutual Select T.Rowe Price Retire 2050 Fund	86	1	86
MassMutual Select T.Rowe Price Retire 2060 Fund	453	617	(165)
BlackRock S&P 500 Index V.I. Fund	208,500	267,113	(58,613)
Hartford International Equity Fund	3,563	841	2,722
BNY Mellon Insight Core Plus Fund	3,531	34,256	(30,725)
Keeley Small Cap Dividend Value Fund	6,359	20,750	(14,391)
Hartford Global Impact Fund	537	179	358

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Invesco Dividend Income Fund	50	1	49
AB Sustainable Global Thematic Fund	53,551	39,596	13,955
Virtus AllianzGI Water Fund	33,797	17,982	15,815
MassMutual Global Fund	1,872	6,108	(4,236)
Columbia Acorn International Select Fund	248	305	(57)
AMG GW&K Small/Mid Cap	6,666	1,978	4,688
PGIM Jennison Focused Growth Fund	27,397	52	27,345
NexPoint Merger Arbitrage Fund	12,657	5,492	7,165
MM Russell 2000® Small Cap Index Fund	5,923	2,965	2,958
MM S&P 500® Index Fund	39,237	124,599	(85,362)
MM S&P Mid Cap Index Fund	47,793	64,453	(16,660)
Russell Balanced Strategy Fund	14,656	16,122	(1,465)
Russell Conservative Strategy Fund	531	535	(4)
Russell Growth Strategy Fund	49,399	46,478	2,921
Russell Moderate Strategy Fund	42,126	41,430	696

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
American Century Equity Income Fund	2,046,853	999,111	1,047,742
American Century Growth Fund	8,648	784,236	(775,588)
American Century Ultra® Fund	2,968	2,676	292
American Century VP Balanced Fund	19,838	2,609	17,229
American Century VP International Fund	6	652	(646)
American Century Small Cap Value Fund	9,171	15,850	(6,679)
American Century Focused Large Cap Value	199	188	11
American Century Inflation-Adjusted Bond Fund	767	2	765
American Century Equity Growth Fund	352	41	311
American Century VP Income & Growth Fund	328	100	230
American Century VP Ultra Fund	4,755	7,394	(2,639)
American Century VP Value Fund	1,600	20,415	(18,815)
American Century Mid Cap Value Fund	3,210	8,372	(5,162)
Invesco V.I. Small Cap Equity Fund	-	204	(204)
Invesco V.I. Diversified Dividend Fund	598	683	(85)
Invesco European Growth Fund	1,977	1,484	493
Invesco International Growth Fund	3,040	4,379	(1,339)
Invesco Mid Cap Core Equity Fund	316	9,656	(9,339)
Invesco Small Cap Growth Fund *	40,034	15,700	24,333
Invesco Real Estate Fund	44,929	41,156	3,773
Invesco Small Cap Equity Fund	2,593	19,336	(16,743)
Invesco Emerging Markets All Cap Fund	25,223	45,613	(20,390)
American Century Diversified Bond Fund	3,399	8,639	(5,239)
Domini Impact Equity Fund	2,726	24,852	(22,126)
AB Global Bond Fund	2,172	667	1,505

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
AB Global Risk Allocation Fund	453	1,484	(1,031)
AB Relative Value Fund	60	5	55
AB Sustainable International Thematic Fund	7,164	8,580	(1,416)
AB International Value Fund	7,460	8,812	(1,352)
AB Growth Fund	212	180	32
AB Discovery Growth Fund	773	1,759	(986)
AB Discovery Value Fund	5,080	11,798	(6,718)
AB Value Fund	343	173	169
AB High Income Fund	20,124	16,495	3,629
American Funds AMCAP Fund®	16,837	19,521	(2,684)
American Funds American Balanced Fund®	874,232	159,228	715,005
American Funds Capital Income Builder®	92,172	184,670	(92,497)
American Funds EuroPacific Growth Fund	154,869	554,663	(399,795)
American Funds Fundamental Investors Fund(SM)	81,077	118,044	(36,966)
American Funds New Perspective Fund®	59,424	63,678	(4,254)
American Funds The Bond Fund of America®	50,307	62,449	(12,142)
American Funds The Growth Fund of America®	135,066	252,426	(117,360)
American Funds The Income Fund of America®	96,832	104,381	(7,549)
American Funds The Investment Company of America®	63,330	83,749	(20,419)
American Funds The New Economy Fund®	16,733	24,116	(7,383)
American Funds Washington Mutual Investors Fund(SM)	25,619	35,821	(10,202)
American Funds American Mutual Fund®	23,229	20,179	3,050
American Funds Capital World Growth and Income Fund®	81,801	137,063	(55,262)
American Funds SMALLCAP World Fund®	7,756	8,298	(542)
New World Fund	3,690	10,938	(7,249)
Ariel Appreciation Fund	227	4,934	(4,706)
Ariel Fund	507	11,600	(11,093)
Artisan Mid Cap Value Fund	793	12,853	(12,060)
Ave Maria Rising Dividend Fund	6,235	3,921	2,314
Ave Maria Value Fund	47	14	32
Ave Maria Growth Fund	960	2,278	(1,318)
BlackRock LifePath® Dynamic 2030 Fund	141,194	170,766	(29,572)
BlackRock LifePath® Dynamic 2040 Fund	156,402	145,727	10,675
BlackRock LifePath® Dynamic Retirement Fund	89,196	167,286	(78,091)
BlackRock LifePath® Dynamic 2050 Fund	38,654	41,053	(2,399)
BlackRock LifePath® Dynamic 2025 Fund	10,476	360	10,116
BlackRock LifePath® Dynamic 2035 Fund	5,269	1,896	3,374
BlackRock LifePath® Dynamic 2045 Fund	3,989	3,245	744
BlackRock LifePath® Dynamic 2055 Fund	10,915	1,875	9,040
Baron Small Cap Fund	2,838	59,439	(56,601)
BlackRock U.S. Government Bond Portfolio	5,264	1,734	3,530
BlackRock Equity Dividend Fund	7,567	8,402	(835)
BlackRock Capital Appreciation Fund	559	4,627	(4,067)
BlackRock Advantage Large Cap Growth Fund	786	587	199
Calvert VP SRI Balanced Portfolio	175	483	(308)
Calvert Equity Fund	69,634	37,124	32,511
Calvert Bond Fund	24,347	35,364	(11,016)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Calvert Income Fund	9,133	9,316	(182)
Columbia Contrarian Core Fund	1,519	2,609	(1,090)
Columbia Small Cap Value I Fund	1,514	296	1,218
Columbia Select Mid Cap Value Fund *	30,464	10,576	19,888
Columbia Acorn Fund	3,178	6,822	(3,644)
CRM Mid Cap Value Fund	1,277	2,359	(1,082)
Columbia Disciplined Small Core Fund	792	3,651	(2,859)
Davis Financial Fund	1,619	426	1,193
Davis New York Venture Fund	16,887	40,258	(23,372)
Davis Opportunity Fund	639	3,870	(3,231)
Delaware Diversified Income Fund	2,387	40	2,346
Delaware Extended Duration Bond Fund	13	636	(623)
Dreyfus Bond Market Index Fund	271,690	220,814	50,877
Dreyfus VIF Appreciation Portfolio	70	332	(262)
Dreyfus International Stock Index Fund	45	4,111	(4,065)
Dreyfus MidCap Index Fund	59,513	82,729	(23,215)
Dreyfus SmallCap Stock Index Fund	46,953	66,726	(19,773)
Dreyfus VIF Growth and Income Portfolio	4	-	4
Dreyfus VIF Quality Bond Portfolio Fund	177	5,173	(4,996)
Dreyfus S&P 500 Index Fund	211,757	230,972	(19,214)
Eaton Vance Large-Cap Value Fund	7,561	302,539	(294,978)
Eaton Vance Dividend Builder Fund	2,698	16,635	(13,937)
Eaton Vance Worldwide Health Sciences Fund	3,690	3,719	(29)
Eaton Vance Income Fund of Boston	127,660	41,480	86,180
Eaton Vance Balanced Fund	1,165	104	1,060
Eaton Vance Atlanta Capital SMID-Cap Fund	4,436	9,892	(5,455)
Wells Fargo Asset Allocation Fund	752	387	365
Wells Fargo Emerging Markets Equity Fund	18,104	23,739	(5,635)
Wells Fargo Utility & Telecommunications Fund	72	68	4
Alger Capital Appreciation Institutional Portfolio	21,306	38,717	(17,411)
Alger Mid Cap Growth Institutional Fund	9,158	5,835	3,323
Alger Small Cap Growth Institutional Fund	7,073	4,114	2,960
Nuveen Mid Cap Growth Opportunities Fund	564	2,174	(1,609)
Nuveen Small Cap Select Fund	224	260	(37)
Fidelity Advisor Equity Growth Fund	2,380	953	1,427
Fidelity Advisor Value Strategies Fund	361	433	(72)
Fidelity Advisor Leveraged Company Stock Fund	10,692	17,275	(6,584)
Federated Hermes Equity Income Fund, Inc	2,302	2,070	232
Federated Hermes Fund for U.S. Government Securities	9,243	11,123	(1,880)
Federated Hermes MDT Mid Cap Growth Fund	585	1,322	(737)
Federated Hermes High Income Bond Fund, Inc.	43	242	(199)
Federated Hermes Kaufmann Fund	30,258	46,290	(16,032)
Federated Hermes Short-Term Income Fund	-	3	(3)
Federated Hermes Total Return Bond Fund	389	798	(409)
Federated Hermes Clover Small Value Fund	116	398	(282)
Federated Hermes International Leaders Fund	293	271	22
Fidelity® VIP Growth Opportunities Portfolio	15,684	17,115	(1,431)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Fidelity® VIP Overseas Portfolio	848	5,601	(4,753)
Fidelity® VIP Value Strategies Portfolio	214	851	(636)
Fidelity® VIP Balanced Portfolio	15,697	9,471	6,227
Fidelity® VIP Growth & Income Portfolio	769	4,190	(3,421)
Fidelity® VIP Freedom 2030 Portfolio	243	7	237
Fidelity® VIP Freedom 2015 Portfolio	747	18	729
Fidelity® VIP Freedom 2025 Portfolio	673	160	513
Fidelity Advisor® Stock Selector All Cap Fund	77	1	76
Templeton Developing Markets Trust	8,212	17,384	(9,172)
Franklin High Income Fund	7,019	7,632	(613)
Franklin Strategic Income Fund	23,540	28,885	(5,345)
Templeton Global Bond Fund	49,313	93,396	(44,083)
Franklin U.S. Government Securities Fund	3,079	7,719	(4,640)
Franklin Small Cap Value Fund	13,841	14,426	(585)
Franklin Mutual Global Discovery Fund	99,145	130,993	(31,848)
Templeton Growth Fund	19,039	30,701	(11,662)
Franklin Income Fund	35,380	61,890	(26,510)
Franklin Growth Fund	39,786	499,779	(459,993)
Franklin Total Return Fund	4,476	4,490	(14)
Franklin Balance Sheet Investment Fund	1,136	4,986	(3,850)
Franklin Mutual Beacon Fund	2,645	2,272	373
Franklin Mutual Shares Fund	13,433	23,030	(9,597)
Franklin Small-Mid Cap Growth Fund	5,628	66,794	(61,166)
Franklin Conservative Allocation Fund	17,618	31,184	(13,566)
Franklin Growth Allocation Fund	52,967	63,486	(10,519)
Franklin Moderate Allocation Fund	46,685	29,616	17,069
Templeton Foreign Fund	17,162	100,823	(83,660)
Highland Socially Responsible Equity Fund	529	2,826	(2,298)
Goldman Sachs Income Builder Fund	113	1,261	(1,148)
Goldman Sachs Capital Growth Fund	262	0	261
Goldman Sachs Core Fixed Income Fund	756	124	633
Goldman Sachs Government Income Fund	23,686	78,333	(54,647)
Goldman Sachs Equity Income Fund	299	5	294
Goldman Sachs Growth Opportunities Fund	4,417	6,147	(1,729)
Goldman Sachs Focused International Equity Fund	304	50	255
Goldman Sachs Mid Cap Value Fund	8,217	22,878	(14,661)
Goldman Sachs Small Cap Value Fund	53,374	74,556	(21,182)
Goldman Sachs Strategic Growth Fund	902	1	901
Goldman Sachs High Yield Fund	10,448	106,385	(95,936)
Goldman Sachs Large Cap Value Fund	4,425	9,321	(4,896)
Goldman Sachs Small/Mid Cap Growth Fund	253	696	(443)
Goldman Sachs Satellite Strategies Portfolio	15	0	15
Hartford Balanced HLS Fund	33,127	71,307	(38,180)
Hartford Total Return Bond HLS Fund	88,587	161,948	(73,359)
Hartford Capital Appreciation HLS Fund	11,276	135,294	(124,017)
Hartford Dividend and Growth HLS Fund *	122,584	325,533	(202,949)
The Hartford Healthcare HLS Fund	10,161	17,913	(7,752)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Hartford Global Growth HLS Fund	14,281	79,979	(65,698)
Hartford Disciplined Equity HLS Fund *	669,124	43,860	625,264
Hartford Growth Opportunities HLS Fund	36,938	285,703	(248,765)
Hartford International Opportunities HLS Fund	6,777	8,926	(2,149)
Hartford MidCap HLS Fund	4,648	69,688	(65,041)
Hartford Ultrashort Bond HLS Fund *	126,283	58,013	68,270
Hartford Small Company HLS Fund	18,393	130,472	(112,079)
Hartford Small Cap Growth HLS Fund	2,621	3,541	(920)
Hartford Stock HLS Fund	2,341	20,913	(18,573)
Hartford U.S. Government Securities HLS Fund	9,776	64,612	(54,836)
Hartford Value HLS Fund	4,919	69,582	(64,663)
The Hartford Checks and Balances Fund	1,070	7,498	(6,428)
The Hartford High Yield	1,372	180	1,192
The Hartford Dividend and Growth Fund	4,910	12,020	(7,109)
The Hartford International Opportunities Fund	4,645	15,070	(10,424)
The Hartford MidCap Fund	4,154	8,512	(4,359)
The Hartford Small Company Fund	1,583	3,682	(2,100)
The Hartford Total Return Bond Fund	12,517	19,210	(6,693)
The Hartford Healthcare Fund	6,320	1,405	4,915
The Hartford Growth Opportunities Fund	2,362	9,288	(6,927)
Hartford Moderate Allocation Fund	9,391	24,559	(15,167)
The Hartford Conservative Allocation Fund	4,594	1,052	3,542
The Hartford Capital Appreciation Fund	17,009	41,899	(24,891)
The Hartford Growth Allocation Fund	15,770	26,127	(10,358)
The Hartford Inflation Plus Fund	5,026	8,549	(3,522)
The Hartford Equity Income Fund	4,503	1,824	2,680
The Hartford Balanced Income Fund	7,944	5,807	2,138
The Hartford MidCap Value Fund	526	7,317	(6,791)
Hotchkis and Wiley Large Cap Value Fund	1,723	5,456	(3,733)
Invesco V.I. Technology Fund	3,423	6,645	(3,221)
Invesco Technology Fund	11,807	6,339	5,468
Ivy Natural Resources Fund	24,993	32,584	(7,591)
Ivy Large Cap Growth Fund	3,790	6,781	(2,991)
Ivy Science & Technology Fund	12,102	13,086	(984)
Ivy Asset Strategy Fund	2,302	3,076	(774)
Janus Henderson Forty Portfolio	5,534	6,616	(1,082)
Janus Henderson Global Research Portfolio	8	1,367	(1,359)
Janus Henderson Enterprise Portfolio	184	622	(438)
Janus Henderson Balanced Portfolio	51	8,959	(8,908)
Janus Henderson Overseas Portfolio	451	2,926	(2,475)
Janus Henderson Flexible Bond Fund	600	-	600
Janus Henderson Forty Fund	16,695	21,249	(4,554)
Janus Henderson Balanced Fund	13,739	29,233	(15,494)
Janus Henderson Enterprise Fund	4,158	4,646	(488)
Janus Henderson Overseas Fund	12,528	16,320	(3,792)
Janus Henderson Global Research Fund	189	876	(687)
Janus Henderson Mid Cap Value Fund	9,948	5,758	4,190

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
PGIM Jennison Natural Resources Fund	6,638	64,156	(57,518)
PGIM Jennison Mid-Cap Growth Fund	1,939	2,395	(456)
PGIM Jennison 20/20 Focus Fund	728	722	5
MassMutual Premier High Yield Fund	330,328	106,091	224,237
JPMorgan Large Cap Growth Fund	12,806	4,373	8,433
JPMorgan Core Bond Fund	127,599	335,492	(207,892)
JPMorgan Small Cap Equity Fund	97	379	(281)
JPMorgan Small Cap Growth Fund	7,996	4,360	3,636
JPMorgan Small Cap Value Fund	4,501	7,579	(3,078)
JPMorgan U.S. Equity Fund	8,078	14,715	(6,637)
JPMorgan SmartRetirement 2020 Fund	55,988	111,292	(55,305)
JPMorgan SmartRetirement 2025 Fund	92,237	145,389	(53,152)
JPMorgan SmartRetirement 2030 Fund	67,952	82,662	(14,710)
JPMorgan SmartRetirement 2035 Fund	48,895	100,846	(51,951)
JPMorgan SmartRetirement 2040 Fund	59,115	63,207	(4,092)
JPMorgan SmartRetirement 2045 Fund	50,749	91,450	(40,701)
JPMorgan SmartRetirement 2050 Fund	55,995	71,345	(15,350)
JPMorgan SmartRetirement Income Fund	12,864	61,231	(48,367)
JP Morgan Smart Retirement 2055 Fund	35,192	70,240	(35,048)
Loomis Sayles Bond Fund	330,239	478,679	(148,440)
LKCM Aquinas Catholic Equity Fund	653	-	653
Lord Abbett Affiliated Fund	2,748	925	1,823
Lord Abbett Fundamental Equity Fund	12,743	15,438	(2,695)
Lord Abbett Bond Debenture Fund	10,750	20,643	(9,893)
Lord Abbett Growth Opportunities fund	608	2	606
LORD ABBETT DIVIDEND GROWTH FUND	1,390	384	1,005
Lord Abbett Total Return Fund	95,749	82,146	13,602
Lord Abbett Developing Growth Fund	3,674	7,069	(3,395)
Lord Abbett International Equity Inv Opt	3,999	6,661	(2,662)
Lord Abbett Value Opportunities Fund	17,967	43,494	(25,527)
Clearbridge Value Trust	247	1,781	(1,533)
BMO Mid-Cap Value Fund	4,367	10,197	(5,829)
MFS® Emerging Markets Debt Fund	4,264	3,749	516
Massachusetts Investors Growth Stock Fund	9,075	35,738	(26,663)
MFS High Income Fund	3,843	9,794	(5,952)
MFS International New Discovery Fund	1,214	1,784	(570)
MFS Mid Cap Growth Fund	1,714	6,285	(4,571)
MFS New Discovery Fund	40,705	33,980	6,726
MFS Research International Fund	38,860	23,557	15,303
MFS Total Return Fund	28,122	30,757	(2,636)
MFS Utilities Fund	15,260	47,733	(32,473)
MFS Value Fund	197,271	90,040	107,231
MFS Total Return Bond Fund	39,621	23,922	15,699
MFS Massachusetts Investors Trust	5,337	8,562	(3,225)
MFS International Growth Fund	4,320	3,518	802
MFS Core Equity Fund	1,531	16,635	(15,104)
MFS Government Securities Fund	133,638	97,858	35,780

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MFS International Value Fund	224,393	71,209	153,183
MFS Technology Fund	1,104	613	491
MFS Core Equity Series	6	799	(793)
MFS Utilities Series	4	5,018	(5,014)
MFS Growth Fund	9,896	1,499	8,397
MFS High Yield Portfolio	456	10,295	(9,839)
BlackRock Global Allocation Fund, Inc.	46,982	51,262	(4,279)
BlackRock Advantage Large Cap Core Fund	164	593	(429)
BlackRock Advantage U.S. Total Market Fund	10	647	(637)
BlackRock Mid Cap Dividend Fund	10,627	10,380	248
BlackRock International Dividend Fund	6,172	7,968	(1,796)
BlackRock Mid Cap Growth Equity Portfolio	6,058	5,822	236
Victory Munder Mid-Cap Core Growth Fund	2,571	93,565	(90,994)
Neuberger Berman Sustainable Equity Fund	9,747	14,577	(4,830)
Nuveen NWQ International Value Fund	1,985	692	1,293
The Oakmark International Small Cap Fund	290	565	(275)
The Oakmark Equity and Income Fund	568	493,617	(493,049)
Invesco Capital Appreciation Fund	3,355	10,025	(6,670)
Invesco Global Fund	6,703	31,529	(24,826)
Invesco Global Opportunities Fund	3,413	10,740	(7,327)
Invesco Oppenheimer International Growth Fund	16,888	226,843	(209,956)
Invesco Main Street Fund	3,282	3,514	(232)
Invesco Global Strategic Income Fund	10,682	15,263	(4,580)
Invesco Main Street Mid Cap Fund *	24,108	24,362	(255)
Invesco International Bond Fund	27,488	39,847	(12,359)
Invesco Oppenheimer Mid Cap Value Fund	3,732	25,578	(21,846)
Invesco Main Street All Cap Fund	5,630	1,790	3,840
Invesco Gold & Special Minerals Fund	33,887	62,873	(28,986)
Invesco Oppenheimer Real Estate Fund	8,981	66,276	(57,295)
Invesco Oppenheimer Equity Income Fund	15	425	(410)
Invesco International Diversified Fund	3,499	1,664	1,835
Invesco Rising Dividends Fund	807	700	106
Putnam Global Equity Fund	113	1,371	(1,258)
Putnam VT High Yield Fund	506	9,391	(8,885)
Putnam VT Emerging Markets Equity Fund	168	3,308	(3,141)
Putnam VT Sustainable Leaders Fund	136	726	(589)
Putnam VT Small Cap Value Fund	958	3,815	(2,857)
Pioneer Disciplined Value Fund	1,993	617	1,376
Pioneer Equity Income Fund	147	1	146
Pioneer Fundamental Growth Fund	298	107	191
AllianzGI International Value Fund	708	96	612
AllianzGI Small-Cap Value Fund	5,154	14,181	(9,027)
AllianzGI Dividend Value Fund	38,454	49,305	(10,851)
AMG GW&K MID CAP Fund	260	582	(322)
PIMCO Total Return Fund	174,834	189,042	(14,208)
PIMCO Emerging Markets Bond Fund	2,018	2,883	(865)
PIMCO Real Return Fund	76,340	125,516	(49,176)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
Pioneer Fund	7,057	8,857	(1,801)
Pioneer High Yield Fund	5,226	7,000	(1,774)
Pioneer Strategic Income Fund	40,954	52,942	(11,988)
Pioneer Mid Cap Value Fund	18,857	8,248	10,609
Pioneer Select Mid Cap Growth Fund	1,986	339	1,647
PIMCO Total Return ESG Fund	158,629	1,904	156,725
Putnam Equity Income Fund	4,532	8,180	(3,648)
Putnam High Yield Fund	7,984	16,772	(8,788)
Putnam International Equity Fund	341	1,358	(1,016)
Putnam International Capital Opportunities Fund	2,277	3,468	(1,191)
Putnam Small Cap Growth Fund	2,068	1,064	1,004
Royce Total Return Fund	21,910	17,590	4,321
Royce Smaller-Companies Growth Fund	492	3,312	(2,819)
Royce Small-Cap Value Fund	5,455	10,455	(5,000)
Columbia Large Cap Value Fund	376	1,543	(1,167)
Columbia Small/Mid Cap Value Fund	1,855	17,979	(16,124)
RidgeWorth Ceredex Small Cap Value Equity Fund	2,642	3,277	(635)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	2,571	13,323	(10,752)
RidgeWorth Seix Total Return Bond Fund	384	12,214	(11,831)
RidgeWorth Ceredex Large Cap Value Equity Fund	571	571	(0)
DWS Equity Dividend Fund	735	156	579
DWS Capital Growth Fund	191	1	191
DWS Enhanced Emerging Markets Fixed Income	45	406	(361)
SSgA S&P 500 Index Fund	17,128	23,971	(6,843)
DWS Core Equity VIP	-	11	(11)
DWS Global Growth Fund	1,838	50	1,788
Select Overseas Fund	6,886	8,243	(1,357)
MassMutual Select Total Return Bond Fund	4,017	4,781	(764)
MassMutual Blue Chip Growth Fund	3,155,464	290,473	2,864,991
Select T. Rowe Price/Frontier MC Gr II Fund	96,312	2,137	94,175
Select Western Strategic Bond Fund	529,228	90,973	438,254
ClearBridge Appreciation Fund	2,617	2,881	(265)
ClearBridge Aggressive Growth Fund	2,974	2,889	85
ClearBridge Mid Cap Fund	6,813	5,429	1,384
ClearBridge Small Cap Growth Fund	5,420	7,116	(1,696)
Thornburg International Value Fund	16,827	28,161	(11,334)
Thornburg Core Growth Fund	4,224	28,786	(24,562)
Thornburg Small/Mid Cap Growth Fund	2,703	5,537	(2,834)
Timothy Plan Large/Mid Cap Value Fund	892	1,460	(568)
T. Rowe Price Growth Stock Fund, Inc.	36,775	48,183	(11,407)
T. Rowe Price Equity Income Fund	10,097	11,570	(1,473)
T. Rowe Price Retirement 2010 Fund	8,584	32,060	(23,476)
T. Rowe Price Retirement 2020 Fund	64,794	167,514	(102,720)
T. Rowe Price Retirement 2030 Fund	112,765	101,142	11,623
T. Rowe Price Retirement 2040 Fund	70,416	85,199	(14,783)
T. Rowe Price Retirement 2050 Fund	64,162	24,268	39,894
T. Rowe Price Retirement Balanced Fund	4,325	5,350	(1,026)

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
UBS Global Allocation Fund	377	39	339
UBS US Allocation Fund	-	237	(237)
Vanguard Small-Cap Index Fund	2,936	21,206	(18,270)
Vanguard Mid-Cap Index Fund	4,787	17,577	(12,790)
Vanguard Total Bond Market Index Fund	6,953	18,738	(11,785)
Vanguard Total Stock Market Index Fund	831	138,761	(137,930)
Victory Diversified Stock Fund	1,450	1,886	(436)
Victory Special Value Fund	4,427	12,691	(8,265)
Victory Sycamore Small Company Opportunity Fund	28,155	44,039	(15,884)
Victory Sycamore Established Value Fund	17,467	39,588	(22,121)
Invesco Small Cap Discovery Fund	12,615	80,243	(67,627)
Invesco Comstock Fund	34,728	66,896	(32,169)
Invesco Equity and Income Fund	35,827	100,258	(64,431)
Invesco Growth and Income Fund	14,121	33,804	(19,683)
Invesco Mid Cap Growth Fund	2,085	52,547	(50,462)
Invesco Quality Income Fund	89	25	64
Invesco Small Cap Value Fund	2,146	5,884	(3,738)
Invesco American Value Fund	12,124	2,771	9,353
Invesco Value Opportunities Fund	918	2,861	(1,943)
Invesco Diversified Dividend Fund	2,802	3,258	(457)
Invesco American Franchise Fund	4,457	3,711	746
Invesco Global Core Equity Fund	393	1	392
Vanguard 500 Index Fund	144,808	81,320	63,488
Wells Fargo International Equity Fund	27	1,858	(1,831)
Wells Fargo Core Bond Fund	7,112	8,118	(1,006)
Columbia Seligman Communications and Information Fund	1,768	934	834
Columbia Seligman Global Technology Fund	999	502	497
TIAA-CREF Large Cap Value Index Fund	34,064	18,393	15,671
TIAA-CREF Large Cap Growth Fund	15,329	25,591	(10,262)
TIAA-CREF Bond Index Fund	16,712	3,900	12,812
TIAA-CREF Equity Index Fund	31,981	24,130	7,851
MassMutual Select Equity Opportunities Fund	162,141	15,047	147,095
MM MSCI EAFE® International Index Fund	8,840	891	7,949
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	26,037	8,195	17,841
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	46,469	16,116	30,354
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	44,122	37,942	6,180
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	17,568	16,714	854
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	74,952	30,145	44,807
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	42,141	18,708	23,433
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	27,208	22,160	5,048
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	11,828	19,241	(7,413)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	22,552	15,164	7,388
American Century Heritage Fund	12,564	7,054	5,510
ClearBridge Small Cap Value Fund	323	0	323
North Square Oak Ridge Small Cap Growth Fund	3,623	14,025	(10,402)
Invesco Intermediate Bond Factor Fund	434	49	385
MassMutual Premier Strategic Emerging Markets Fund	46	-	46

	Units	Units	Net Increase
Sub-Account	Issued	Redeemed	(Decrease)
MassMutual Premier Small Cap Opportunities Fund	34,199	8,455	25,745
MassMutual Select Small Cap Growth Equity Fund	130,572	4,775	125,798
Fidelity VIP Freedom 2035 Portfolio	2,771	4	2,767
Ivy Small Cap Growth Fund	7,874	14,714	(6,839)
JPMorgan Mid Cap Growth Fund	131,693	7,875	123,818
Invesco Discovery Mid Cap Growth Fund	119,656	13,743	105,914
T. Rowe Price Retirement 2060 Fund	2,196	92	2,104
MSIF Global Opportunity Portfolio	663	1,537	(874)
JPMorgan U.S. Government Money Market Fund	95,317	110,741	(15,424)
American Century U.S. Government Money Market Fund	34,549	20,842	13,707
Invesco Balanced-Risk Commodity Strategy Fund	192	268	(76)
Columbia Select International Equity Fund	-	583	(583)
Putnam Growth Opportunities Fund	46	217	(171)
John Hancock New Opportunities Fund	833	969	(136)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund	1,912	-	1,912
Columbia Large Cap Growth Opportunity Fund	6,396	5,854	542
Victory RS Value Fund	229	15,416	(15,188)
Pioneer Global Equity Fund	12,015	16,657	(4,641)
BlackRock Advantage Small Cap Growth Fund	20,254	27,491	(7,237)
MassMutual Select T.Rowe Price Retire 2030 Fund	83	1	82
MassMutual Select T.Rowe Price Retire 2035 Fund	931	2	929
MassMutual Select T.Rowe Price Retire 2040 Fund	53	1,071	(1,018)
MassMutual Select T.Rowe Price Retire 2050 Fund	81	2,207	(2,126)
MassMutual Select T.Rowe Price Retire 2055 Fund	-	506	(506)
MassMutual Select T.Rowe Price Retire 2060 Fund	499	310	189
BlackRock S&P 500 Index V.I. Fund	161,653	149,831	11,823
Hartford International Equity Fund	4,051	4,184	(132)
BNY Mellon Insight Core Plus Fund	28,041	8,724	19,317
Keeley Small Cap Dividend Value Fund	2,408	24,193	(21,785)
Hartford Global Impact Fund	716	935	(219)
Invesco Dividend Income Fund	578	-	577
AB Sustainable Global Thematic Fund	130,734	-	130,734
AllianzGI Global Water Fund	76,856	903	75,953
MassMutual Premier Global Fund	7,717	-	7,717
Columbia Acorn International Select Fund	448	18	430
MM Russell 2000® Small Cap Index Fund	4,525	10,788	(6,263)
MM S&P 500® Index Fund	30,069	38,324	(8,255)
MM S&P Mid Cap Index Fund	38,881	45,778	(6,896)
Russell Balanced Strategy Fund	5,760	8,185	(2,425)
Russell Conservative Strategy Fund	462	467	(5)
Russell Equity Growth Strategy Fund	559	559	-
Russell Growth Strategy Fund	3,967	2,679	1,288
Russell Moderate Strategy Fund	4,002	2,154	1,848
Invesco Developing Markets Fund	11,093	29,008	(17,915)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the years or periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving Fund and exclude the results of the Funds merged into the surviving Fund.

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

American Century Equity Income Fund
	2021	1,591,659	9.84	to	53.22	27,640,142	—	to	1.25%	—	to	—	(27.11)%	to	15.05%
	2020	1,810,109	13.50	to	32.31	27,370,353	—	to	1.25%	1.89%	to	1.91%	(71.81)%	to	(0.43)%
	2019	762,366	32.44	to	47.89	32,874,140	—	to	1.25%	1.99%	to	2.05%	22.26%	to	506.16%
	2018	867,254	7.90	to	26.54	29,721,065	—	to	1.25%	1.73%	to	1.74%	(11.34)%	to	(5.82)%
	2017	985,005	8.91	to	28.18	35,240,030	—	to	1.25%	0.84%	to	1.57%	1.14%	to	11.66%

American Century Growth Fund
	2021	21,275	49.48	to	92.45	1,900,499	0.35%	to	1.25%	—	to	—	(32.16)%	to	25.60%
	2020	22,958	65.58	to	72.94	1,626,425	0.35%	to	1.25%	0.10%	to	0.12%	33.16%	to	154.10%
	2019	798,546	28.71	to	49.25	23,605,798	—	to	1.25%	—	to	0.26%	33.42%	to	35.40%
	2018	902,111	21.20	to	36.91	19,806,745	—	to	1.25%	—	to	0.22%	(3.13)%	to	(1.63)%
	2017	1,039,414	21.55	to	38.11	23,330,262	—	to	1.25%	—	to	0.17%	28.21%	to	30.09%

American Century Ultra® Fund
	2021	12,370	55.40	to	64.76	761,878	0.35%	to	1.25%	—	to	—	21.38%	to	22.48%
	2020	12,632	45.65	to	52.88	638,125	0.35%	to	1.25%	—	to	—	47.55%	to	48.88%
	2019	12,340	30.94	to	35.52	423,797	0.35%	to	1.25%	—	to	—	32.60%	to	33.80%
	2018	15,326	26.54	to	23.33	395,253	0.35%	to	1.25%	—	to	—	(0.85)%	to	0.05%
	2017	15,161	26.53	to	23.53	391,486	0.35%	to	1.25%	—	to	—	29.95%	to	31.12%

American Century VP Balanced Fund
	2021	23,922	27.44	to	27.44	656,344	0.70%	to	0.70%	0.72%	to	0.72%	14.96%	to	14.96%
	2020	24,586	23.87	to	23.87	586,761	0.70%	to	0.70%	1.57%	to	1.57%	11.74%	to	11.74%
	2019	7,357	21.36	to	21.36	157,128	0.70%	to	0.70%	1.55%	to	1.55%	19.02%	to	19.02%
	2018	8,780	17.95	to	17.95	157,554	0.70%	to	0.70%	1.39%	to	1.39%	(4.50)%	to	(4.50)%
	2017	9,663	18.79	to	18.79	181,590	0.70%	to	0.70%	1.54%	to	1.54%	13.12%	to	13.12%

American Century VP International Fund ##
	2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2019	646	16.85	to	16.85	10,889	0.70%	to	0.70%	1.34%	to	1.34%	27.52%	to	27.52%
	2018	1,098	13.21	to	13.21	14,508	0.70%	to	0.70%	2.38%	to	2.38%	(15.82)%	to	(15.82)%
	2017	6,597	15.70	to	15.70	103,541	0.70%	to	0.70%	0.15%	to	0.15%	30.29%	to	30.29%

American Century Small Cap Value Fund
	2021	104,851	41.98	to	55.23	4,499,444	—	to	1.25%	—	to	0.31%	34.82%	to	36.91%
	2020	114,541	30.66	to	34.96	3,595,482	—	to	1.25%	0.24%	to	0.45%	7.33%	to	8.93%
	2019	121,221	28.15	to	32.57	3,478,602	—	to	1.25%	0.25%	to	0.50%	31.41%	to	33.51%
	2018	139,829	21.09	to	24.79	3,028,379	—	to	1.25%	0.33%	to	0.56%	(18.25)%	to	(17.07)%
	2017	157,271	25.42	to	30.32	4,080,146	—	to	1.25%	0.09%	to	0.29%	(9.72)%	to	8.55%

American Century Focused Large Cap Value Fund
	2021	2,638	20.41	to	20.41	53,852	0.75%	to	1.25%	1.43%	to	2.29%	16.90%	to	37.62%
	2020	2,605	17.46	to	17.46	45,491	0.75%	to	0.75%	1.59%	to	1.59%	1.49%	to	1.49%
	2019	2,594	17.21	to	17.21	44,640	0.75%	to	0.75%	1.55%	to	1.55%	5.74%	to	26.37%
	2018	2,661	13.62	to	16.27	36,629	0.75%	to	1.25%	1.62%	to	1.67%	(9.32)%	to	(8.86)%
	2017	2,753	14.94	to	17.94	41,863	0.75%	to	1.25%	1.53%	to	1.55%	9.37%	to	9.91%

American Century Inflation-Adjusted Bond Fund
	2021	9,630	15.12	to	16.09	150,224	0.75%	to	1.25%	4.22%	to	4.27%	4.80%	to	5.33%
	2020	10,722	14.42	to	14.76	159,306	0.75%	to	1.25%	0.95%	to	0.95%	8.67%	to	9.21%
	2019	9,957	13.27	to	13.52	135,518	0.75%	to	1.25%	2.21%	to	2.27%	6.17%	to	6.70%
	2018	9,189	12.50	to	12.67	117,264	0.75%	to	1.25%	2.62%	to	2.72%	(3.89)%	to	(3.41)%
	2017	8,393	13.11	to	13.01	110,875	0.75%	to	1.25%	0.76%	to	1.68%	1.56%	to	2.07%

American Century Equity Growth Fund
	2021	3,827	35.23	to	37.49	131,258	0.65%	to	1.25%	0.28%	to	1.70%	24.61%	to	59.84%
	2020	3,663	24.20	to	28.27	100,590	0.75%	to	1.25%	0.84%	to	0.84%	12.82%	to	13.39%
	2019	3,352	21.34	to	25.06	81,716	0.75%	to	1.25%	0.90%	to	0.91%	(0.14)%	to	26.45%
	2018	17,231	19.82	to	21.37	361,702	0.65%	to	1.25%	0.73%	to	0.74%	(7.71)%	to	(7.15)%
	2017	7,820	16.13	to	17.89	129,245	—	to	1.25%	1.19%	to	1.22%	8.32%	to	9.68%

American Century VP Disciplined Core Value Fund +
	2021	6,402	32.05	to	32.05	205,147	0.70%	to	0.70%	1.04%	to	1.04%	22.79%	to	22.79%
	2020	8,364	26.10	to	26.10	218,295	0.70%	to	0.70%	1.98%	to	1.98%	11.03%	to	11.03%
	2019	8,136	23.51	to	23.51	191,258	0.70%	to	0.70%	2.02%	to	2.02%	23.08%	to	23.08%
	2018	11,501	19.10	to	19.10	219,670	0.70%	to	0.70%	1.92%	to	1.92%	(7.52)%	to	(7.52)%
	2017	11,604	20.65	to	20.65	239,650	0.70%	to	0.70%	2.38%	to	2.38%	19.65%	to	19.65%

American Century VP Ultra Fund
	2021	29,567	65.91	to	65.91	1,948,889	0.70%	to	0.70%	—	to	—	22.30%	to	22.30%
	2020	28,318	53.90	to	53.90	1,526,208	0.70%	to	0.70%	—	to	—	48.81%	to	48.81%
	2019	30,957	36.22	to	36.22	1,121,198	0.70%	to	0.70%	—	to	—	33.64%	to	33.64%
	2018	32,410	27.10	to	27.10	878,332	0.70%	to	0.70%	0.26%	to	0.26%	0.05%	to	0.05%
	2017	34,178	27.09	to	27.09	925,765	0.70%	to	0.70%	0.36%	to	0.36%	31.31%	to	31.31%

American Century VP Value Fund
	2021	21,947	28.71	to	28.71	630,009	0.70%	to	0.70%	1.76%	to	1.76%	23.64%	to	23.64%
	2020	19,255	23.22	to	23.22	447,021	0.70%	to	0.70%	1.95%	to	1.95%	0.27%	to	0.27%
	2019	38,069	23.15	to	23.15	881,454	0.70%	to	0.70%	2.13%	to	2.13%	26.15%	to	26.15%
	2018	43,834	18.35	to	18.35	804,546	0.70%	to	0.70%	1.66%	to	1.66%	(9.79)%	to	(9.79)%
	2017	44,417	20.35	to	20.35	903,701	0.70%	to	0.70%	1.65%	to	1.65%	7.99%	to	7.99%

American Century Mid Cap Value Fund
	2021	21,350	32.69	to	37.91	766,256	—	to	1.25%	—	to	1.05%	21.22%	to	22.75%
	2020	21,728	26.97	to	30.89	639,293	—	to	1.25%	1.20%	to	1.24%	0.17%	to	1.43%
	2019	26,890	26.92	to	30.45	786,608	—	to	1.25%	1.25%	to	1.34%	26.95%	to	28.55%
	2018	40,293	21.21	to	23.69	924,707	—	to	1.25%	0.78%	to	0.86%	(14.33)%	to	(13.25)%
	2017	47,568	24.76	to	27.31	1,254,819	—	to	1.25%	1.31%	to	1.34%	9.95%	to	11.32%

Invesco V.I. Small Cap Equity Fund
	2021	4,642	29.38	to	29.38	136,361	0.70%	to	0.70%	0.17%	to	0.17%	19.56%	to	19.56%
	2020	5,054	24.57	to	24.57	124,168	0.70%	to	0.70%	0.37%	to	0.37%	26.36%	to	26.36%
	2019	5,258	19.44	to	19.44	102,236	0.70%	to	0.70%	—	to	—	25.72%	to	25.72%
	2018	5,258	15.47	to	15.47	81,318	0.70%	to	0.70%	—	to	—	(15.68)%	to	(15.68)%
	2017	7,345	18.34	to	18.34	134,717	0.70%	to	0.70%	—	to	—	13.26%	to	13.26%

Invesco V.I. Diversified Dividend Fund
	2021	1,117	27.13	to	27.13	30,332	0.70%	to	0.70%	2.17%	to	2.17%	18.06%	to	18.06%
	2020	1,306	22.98	to	22.98	30,021	0.70%	to	0.70%	3.12%	to	3.12%	(0.56)%	to	(0.56)%
	2019	1,391	23.11	to	23.11	32,152	0.70%	to	0.70%	2.83%	to	2.83%	24.22%	to	24.22%
	2018	1,808	18.60	to	18.60	33,630	0.70%	to	0.70%	2.21%	to	2.21%	(8.22)%	to	(8.22)%
	2017	2,586	20.27	to	20.27	52,423	0.70%	to	0.70%	1.24%	to	1.24%	7.82%	to	7.82%

Invesco European Growth Fund
	2021	21,860	16.39	to	22.19	338,424	—	to	1.25%	—	to	2.37%	12.74%	to	14.15%
	2020	24,402	14.36	to	17.93	331,284	—	to	1.25%	1.42%	to	1.45%	(1.32)%	to	(0.08)%
	2019	23,910	14.37	to	18.17	327,683	—	to	1.25%	—	to	2.41%	22.96%	to	24.50%
	2018	32,080	11.54	to	14.78	354,928	—	to	1.25%	1.15%	to	1.16%	(19.86)%	to	(18.84)%
	2017	31,442	14.22	to	18.44	431,104	—	to	1.25%	—	to	1.98%	25.33%	to	26.90%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Invesco International Growth Fund
	2021	16,394	18.17	to	23.59	313,806	0.15%	to	1.25%	1.57%	to	5.15%	4.22%	to	13.62%
	2020	18,289	15.99	to	20.62	342,932	0.50%	to	1.25%	0.95%	to	0.96%	11.95%	to	12.80%
	2019	19,628	14.18	to	18.41	331,872	0.50%	to	1.25%	1.69%	to	2.02%	26.37%	to	27.32%
	2018	19,747	11.14	to	14.57	260,156	0.50%	to	1.25%	0.71%	to	0.85%	(16.40)%	to	(15.76)%
	2017	26,484	14.11	to	17.43	423,563	0.15%	to	1.25%	—	to	1.69%	21.12%	to	22.45%

Invesco Mid Cap Core Equity Fund ##
	2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2019	9,339	19.94	to	21.18	194,851	0.50%	to	1.25%	0.19%	to	0.33%	24.23%	to	25.16%
	2018	15,855	15.93	to	17.05	259,068	0.50%	to	1.25%	0.10%	to	0.10%	(13.07)%	to	(12.41)%
	2017	18,498	18.19	to	19.61	344,227	0.50%	to	1.25%	0.07%	to	0.16%	13.62%	to	14.47%

Invesco Small Cap Growth Fund
	2021	85,062	36.33	to	98.61	5,415,329	—	to	1.25%	—	to	—	(23.96)%	to	6.09%
	2020	92,611	43.04	to	47.78	5,174,190	—	to	1.25%	—	to	—	(18.35)%	to	55.16%
	2019	68,278	27.74	to	58.52	1,829,537	—	to	1.25%	—	to	—	22.80%	to	88.59%
	2018	83,101	22.59	to	31.03	2,042,057	—	to	1.25%	—	to	—	(16.83)%	to	(10.17)%
	2017	77,355	25.15	to	37.31	1,780,165	—	to	1.25%	—	to	—	14.24%	to	23.40%

Invesco Real Estate Fund
	2021	111,634	24.08	to	69.17	5,127,512	—	to	1.25%	—	to	0.93%	(8.20)%	to	39.24%
	2020	123,151	26.23	to	41.93	3,976,109	—	to	1.25%	1.51%	to	1.81%	(11.88)%	to	(10.39)%
	2019	119,378	29.27	to	47.58	4,578,304	—	to	1.25%	1.55%	to	1.92%	26.19%	to	28.22%
	2018	137,129	22.83	to	37.71	4,067,494	—	to	1.25%	1.32%	to	1.67%	(6.84)%	to	(5.28)%
	2017	170,630	24.10	to	40.48	5,152,583	—	to	1.25%	1.11%	to	1.53%	7.09%	to	8.86%

Invesco Small Cap Equity Fund
	2021	13,643	31.73	to	34.01	403,503	—	to	1.25%	—	to	—	18.53%	to	20.02%
	2020	15,335	26.43	to	26.97	381,049	—	to	1.25%	—	to	—	25.71%	to	27.29%
	2019	32,078	20.77	to	21.45	649,912	—	to	1.25%	—	to	—	24.56%	to	26.13%
	2018	49,327	16.46	to	17.22	788,453	—	to	1.25%	—	to	—	(16.22)%	to	(15.16)%
	2017	56,688	19.41	to	20.56	1,074,842	—	to	1.25%	—	to	—	12.17%	to	13.58%

Invesco Emerging Markets All Cap Fund
	2021	235,219	15.72	to	17.18	3,353,332	—	to	1.25%	—	to	—	(8.14)%	to	(6.98)%
	2020	149,687	17.11	to	19.60	2,887,208	—	to	1.25%	1.03%	to	1.03%	15.69%	to	17.14%
	2019	170,077	14.79	to	16.73	2,807,625	—	to	1.25%	1.51%	to	1.53%	28.36%	to	29.97%
	2018	182,347	11.52	to	12.87	2,318,337	—	to	1.25%	1.37%	to	1.38%	(19.77)%	to	(18.75)%
	2017	184,920	14.36	to	15.84	2,890,257	—	to	1.25%	0.69%	to	0.85%	28.73%	to	30.34%

American Century Diversified Bond Fund
	2021	14,428	12.44	to	13.05	180,120	0.85%	to	1.25%	1.15%	to	1.25%	(2.24)%	to	(1.85)%
	2020	13,205	12.73	to	13.29	168,556	0.85%	to	1.25%	1.33%	to	1.37%	6.44%	to	6.87%
	2019	18,445	11.96	to	12.44	221,754	0.85%	to	1.25%	2.04%	to	2.13%	6.82%	to	7.25%
	2018	14,228	11.19	to	11.60	160,144	0.85%	to	1.25%	2.36%	to	2.42%	(3.02)%	to	(2.63)%
	2017	12,198	11.54	to	11.91	141,510	0.85%	to	1.25%	1.90%	to	1.94%	1.89%	to	2.30%

Domini Impact Equity Fund
	2021	3,131	34.77	to	40.65	111,820	—	to	1.25%	—	to	0.14%	19.80%	to	274.58%
	2020	2,461	29.03	to	33.63	72,826	0.35%	to	1.25%	0.40%	to	0.46%	(57.70)%	to	29.00%
	2019	24,588	22.50	to	79.50	1,696,160	—	to	1.25%	0.53%	to	0.57%	30.03%	to	31.66%
	2018	33,927	17.31	to	60.38	1,816,478	—	to	1.25%	0.87%	to	0.95%	(10.21)%	to	(9.08)%
	2017	35,154	19.27	to	66.41	2,041,079	—	to	1.25%	0.26%	to	0.28%	13.99%	to	15.42%

AB Global Bond Fund
	2021	10,873	12.46	to	13.52	137,444	0.50%	to	1.25%	2.70%	to	2.75%	(2.14)%	to	(1.41)%
	2020	10,509	12.74	to	13.72	135,550	0.50%	to	1.25%	1.71%	to	1.71%	3.42%	to	4.20%
	2019	9,004	12.32	to	13.16	112,133	0.50%	to	1.25%	3.29%	to	3.31%	6.11%	to	6.91%
	2018	7,590	11.61	to	12.31	88,987	0.50%	to	1.25%	2.83%	to	2.85%	(1.33)%	to	(0.58)%
	2017	7,962	11.76	to	12.39	94,597	0.50%	to	1.25%	2.21%	to	2.23%	1.71%	to	2.47%

AB Global Risk Allocation Fund
	2021	8,709	21.25	to	25.55	191,251	—	to	1.25%	9.11%	to	9.23%	10.65%	to	12.04%
	2020	9,265	19.20	to	20.01	185,510	—	to	1.25%	3.32%	to	3.34%	9.21%	to	10.59%
	2019	10,295	17.58	to	18.10	192,009	—	to	1.25%	1.27%	to	1.28%	14.85%	to	16.30%
	2018	10,349	15.31	to	15.56	167,364	—	to	1.25%	0.56%	to	0.56%	(10.17)%	to	(9.03)%
	2017	11,615	17.04	to	17.10	209,796	—	to	1.25%	—	to	3.01%	10.40%	to	11.79%

AB Relative Value Fund
	2021	2,567	28.19	to	31.00	71,683	0.50%	to	1.25%	0.10%	to	0.67%	25.81%	to	26.75%
	2020	3,606	22.24	to	24.64	81,452	0.50%	to	1.25%	1.35%	to	1.35%	1.54%	to	2.30%
	2019	3,551	21.74	to	24.27	78,643	0.50%	to	1.25%	0.35%	to	1.28%	21.56%	to	22.47%
	2018	10,182	17.75	to	19.97	181,885	0.50%	to	1.25%	1.13%	to	1.16%	(6.97)%	to	(6.26)%
	2017	8,757	18.94	to	21.46	166,804	0.50%	to	1.25%	0.81%	to	0.86%	17.25%	to	18.13%

AB Sustainable International Thematic Fund
	2021	30,110	15.55	to	20.19	506,333	0.35%	to	1.25%	—	to	—	6.72%	to	7.68%
	2020	35,217	14.44	to	17.78	554,451	0.35%	to	1.25%	—	to	—	27.95%	to	29.10%
	2019	36,632	11.18	to	13.89	449,137	0.35%	to	1.25%	—	to	—	25.29%	to	26.43%
	2018	45,293	8.85	to	11.09	417,158	0.35%	to	1.25%	—	to	—	(18.38)%	to	(17.63)%
	2017	46,252	10.74	to	13.58	526,782	0.35%	to	1.25%	—	to	—	32.80%	to	33.99%

AB International Value Fund
	2021	63,151	11.34	to	14.34	744,982	—	to	1.25%	—	to	2.65%	7.90%	to	9.39%
	2020	64,793	10.37	to	13.29	689,863	—	to	1.25%	0.84%	to	0.86%	0.75%	to	1.30%
	2019	66,145	10.29	to	13.12	700,185	—	to	1.25%	1.19%	to	1.23%	(25.47)%	to	15.03%
	2018	68,877	8.95	to	17.60	642,612	—	to	1.25%	0.20%	to	0.21%	(24.13)%	to	(23.17)%
	2017	77,821	11.79	to	22.91	953,953	—	to	1.25%	1.50%	to	1.90%	23.28%	to	24.83%

AB Growth Fund
	2021	1,069	48.73	to	48.73	49,907	0.50%	to	1.25%	—	to	—	20.46%	to	38.99%
	2020	1,416	37.54	to	40.45	56,069	0.50%	to	1.05%	—	to	—	34.51%	to	35.26%
	2019	1,384	27.91	to	29.91	40,637	0.50%	to	1.05%	—	to	—	29.74%	to	30.45%
	2018	3,608	21.51	to	22.93	82,259	0.50%	to	1.05%	—	to	—	2.61%	to	3.17%
	2017	4,520	22.22	to	24.52	99,839	0.50%	to	1.25%	—	to	—	32.18%	to	33.17%

AB Discovery Growth Fund
	2021	6,522	50.37	to	55.99	350,480	0.50%	to	1.25%	—	to	—	9.45%	to	10.27%
	2020	6,597	45.68	to	48.07	323,231	0.50%	to	1.25%	—	to	—	50.62%	to	51.75%
	2019	7,582	30.10	to	31.92	242,335	0.50%	to	1.25%	—	to	—	28.81%	to	29.77%
	2018	12,308	23.20	to	24.78	296,060	0.50%	to	1.25%	—	to	—	(5.67)%	to	(4.95)%
	2017	9,767	24.40	to	26.27	243,475	0.50%	to	1.25%	—	to	—	30.88%	to	31.86%

AB Discovery Value Fund
	2021	20,015	29.68	to	33.56	627,417	0.15%	to	1.25%	0.83%	to	2.00%	33.76%	to	38.71%
	2020	27,239	22.19	to	24.87	639,581	0.35%	to	1.25%	0.58%	to	0.61%	1.83%	to	2.75%
	2019	33,958	21.79	to	24.20	779,263	0.35%	to	1.25%	0.78%	to	0.81%	16.80%	to	18.25%
	2018	42,091	18.43	to	20.72	809,528	0.15%	to	1.25%	0.28%	to	0.37%	(16.28)%	to	(13.70)%
	2017	39,305	22.01	to	24.01	899,260	0.35%	to	1.25%	0.10%	to	0.12%	11.31%	to	12.31%

AB Value Fund
	2021	1,155	14.75	to	16.46	17,104	0.50%	to	1.25%	0.97%	to	1.07%	25.44%	to	26.39%
	2020	1,039	11.76	to	13.03	12,254	0.50%	to	1.25%	1.38%	to	1.45%	(0.35)%	to	0.40%
	2019	869	11.80	to	12.97	10,291	0.50%	to	1.25%	1.55%	to	1.58%	18.39%	to	19.28%
	2018	746	9.97	to	10.88	7,462	0.50%	to	1.25%	1.00%	to	1.02%	(16.15)%	to	(15.52)%
	2017	794	11.89	to	12.87	9,459	0.50%	to	1.25%	0.80%	to	1.14%	11.99%	to	12.83%

AB High Income Fund
	2021	29,444	15.74	to	17.08	486,799	0.35%	to	1.25%	0.00%	to	0.00%	3.62%	to	6.12%
	2020	35,552	15.19	to	16.36	567,436	0.50%	to	1.25%	6.24%	to	6.24%	1.63%	to	2.40%
	2019	31,924	14.94	to	15.97	490,863	0.50%	to	1.25%	—	to	6.36%	12.29%	to	13.14%
	2018	35,333	13.31	to	14.12	480,076	0.50%	to	1.25%	6.44%	to	6.45%	(6.97)%	to	(6.26)%
	2017	56,083	14.30	to	15.22	830,928	0.35%	to	1.25%	3.04%	to	5.88%	6.59%	to	7.55%

American Funds AMCAP Fund®
	2021	122,021	40.56	to	43.17	4,837,097	0.00%	to	1.25%	0.00%	to	0.00%	21.72%	to	23.25%
	2020	123,596	33.32	to	33.90	4,021,014	—	to	1.25%	—	to	—	19.52%	to	21.02%
	2019	126,279	27.88	to	28.01	3,403,807	—	to	1.25%	0.24%	to	0.27%	24.33%	to	25.89%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2018	164,533	22.25	to	22.43	3,526,241	—	to	1.25%	0.22%	to	0.24%	(3.43)%	to	(2.21)%
	2017	164,745	22.75	to	23.22	3,636,876	—	to	1.25%	0.14%	to	0.15%	20.09%	to	21.60%

American Funds American Balanced Fund®
	2021	1,041,419	15.03	to	30.64	20,599,362	—	to	1.25%	—	to	1.15%	13.93%	to	15.72%
	2020	1,184,253	12.98	to	24.50	20,217,361	—	to	1.25%	0.66%	to	1.08%	(42.59)%	to	9.14%
	2019	469,248	22.45	to	22.62	10,023,584	0.35%	to	1.25%	1.64%	to	1.66%	15.86%	to	17.29%
	2018	476,275	19.14	to	19.52	8,638,121	0.15%	to	1.25%	1.29%	to	1.54%	(4.25)%	to	(1.30)%
	2017	473,470	19.78	to	19.99	8,972,582	0.35%	to	1.25%	1.31%	to	1.44%	13.63%	to	14.65%

American Funds Capital Income Builder®
	2021	836,285	19.63	to	21.93	15,582,997	—	to	1.25%	0.00%	to	2.54%	13.21%	to	14.64%
	2020	915,179	17.12	to	17.64	15,031,581	—	to	1.25%	3.25%	to	3.29%	1.66%	to	2.94%
	2019	1,007,677	16.63	to	17.35	16,182,257	—	to	1.25%	3.08%	to	3.10%	15.53%	to	16.98%
	2018	1,069,874	14.22	to	15.02	14,787,098	—	to	1.25%	2.94%	to	3.12%	(8.52)%	to	(7.36)%
	2017	1,174,623	15.35	to	16.42	17,705,173	—	to	1.25%	3.09%	to	3.16%	12.41%	to	13.82%

American Funds EuroPacific Growth Fund
	2021	669,994	32.39	to	63.14	20,951,606	—	to	1.25%	—	to	1.09%	0.92%	to	68.47%
	2020	735,387	32.10	to	37.48	22,856,757	—	to	1.25%	—	to	—	22.89%	to	103.56%
	2019	1,135,181	18.41	to	26.12	25,665,786	—	to	1.25%	0.80%	to	1.09%	25.03%	to	26.98%
	2018	1,412,931	14.50	to	20.89	25,744,107	—	to	1.25%	0.90%	to	1.07%	(16.53)%	to	(15.22)%
	2017	1,519,013	17.10	to	25.03	32,280,342	—	to	1.25%	0.57%	to	0.90%	28.71%	to	30.70%

American Funds Fundamental Investors Fund(SM)
	2021	613,375	35.40	to	40.16	20,417,660	—	to	1.25%	—	to	0.89%	20.56%	to	22.08%
	2020	665,935	29.00	to	30.34	18,253,496	—	to	1.25%	1.36%	to	1.38%	13.16%	to	14.58%
	2019	702,901	25.31	to	26.81	16,948,816	—	to	1.25%	1.22%	to	1.26%	25.59%	to	27.17%
	2018	775,177	19.90	to	21.35	14,819,712	—	to	1.25%	1.18%	to	1.18%	(8.11)%	to	(6.95)%
	2017	851,475	21.39	to	23.23	17,653,478	—	to	1.25%	1.10%	to	1.16%	21.42%	to	22.94%

American Funds New Perspective Fund®
	2021	386,881	37.93	to	43.91	14,328,867	—	to	1.25%	—	to	—	15.88%	to	17.34%
	2020	405,559	32.33	to	34.52	12,965,860	—	to	1.25%	—	to	—	31.29%	to	32.94%
	2019	409,813	24.32	to	26.29	9,853,337	—	to	1.25%	0.70%	to	0.79%	28.00%	to	29.61%
	2018	425,127	18.76	to	20.54	7,905,632	—	to	1.25%	0.58%	to	0.65%	(7.34)%	to	(6.17)%
	2017	454,238	19.99	to	22.16	9,070,660	—	to	1.25%	0.11%	to	0.12%	26.87%	to	28.46%

American Funds The Bond Fund of America®
	2021	261,142	13.51	to	14.83	3,634,485	0.35%	to	1.25%	1.12%	to	1.12%	(2.47)%	to	(1.59)%
	2020	302,583	13.85	to	14.64	4,304,694	0.35%	to	1.25%	1.54%	to	1.57%	9.04%	to	10.02%
	2019	314,725	12.70	to	13.31	4,088,011	0.35%	to	1.25%	2.02%	to	2.03%	6.37%	to	7.33%
	2018	324,683	11.94	to	12.40	3,952,643	0.35%	to	1.25%	2.06%	to	2.07%	(1.67)%	to	(0.78)%
	2017	371,625	12.14	to	12.50	4,576,638	0.35%	to	1.25%	1.54%	to	1.54%	1.63%	to	2.55%

American Funds The Growth Fund of America®
	2021	1,121,472	50.36	to	72.31	59,333,821	—	to	1.25%	—	to	—	17.45%	to	30.12%
	2020	1,221,223	42.87	to	55.57	54,994,663	—	to	1.25%	—	to	—	35.68%	to	37.39%
	2019	1,338,583	31.60	to	40.45	43,871,012	—	to	1.25%	0.25%	to	0.38%	26.12%	to	27.71%
	2018	1,548,650	31.67	to	25.05	40,346,491	—	to	1.25%	0.17%	to	0.17%	(4.46)%	to	(3.25)%
	2017	1,778,728	26.22	to	32.74	47,863,870	—	to	1.25%	0.14%	to	0.15%	24.15%	to	25.71%

American Funds The Income Fund of America®
	2021	511,326	23.59	to	26.09	11,508,954	—	to	1.25%	—	to	1.88%	15.51%	to	16.96%
	2020	579,296	20.17	to	20.57	11,291,099	—	to	1.25%	1.02%	to	3.03%	3.35%	to	7.92%
	2019	586,845	18.69	to	19.91	10,997,842	0.35%	to	1.25%	2.94%	to	2.94%	17.01%	to	18.07%
	2018	660,207	15.83	to	17.01	10,479,026	0.35%	to	1.25%	2.56%	to	2.61%	(6.64)%	to	(5.79)%
	2017	933,273	14.93	to	16.34	13,928,229	0.35%	to	1.25%	2.82%	to	2.84%	8.80%	to	9.78%

American Funds The Investment Company of America®
	2021	385,851	32.41	to	35.58	11,793,938	0.15%	to	1.25%	—	to	4.70%	23.02%	to	36.46%
	2020	419,886	25.27	to	26.35	10,391,295	0.35%	to	1.25%	1.26%	to	1.27%	12.71%	to	13.73%
	2019	440,305	22.22	to	23.37	9,616,239	0.35%	to	1.25%	1.60%	to	1.67%	13.15%	to	22.55%
	2018	491,335	19.07	to	19.64	8,704,055	0.15%	to	1.25%	1.19%	to	1.37%	(8.01)%	to	1.44%
	2017	533,231	19.36	to	20.73	10,209,753	0.35%	to	1.25%	1.30%	to	1.34%	17.80%	to	18.86%

American Funds The New Economy Fund®
	2021	91,673	42.58	to	48.79	3,771,825	—	to	1.25%	—	to	—	10.18%	to	11.57%
	2020	102,102	38.16	to	40.33	3,791,704	—	to	1.25%	—	to	—	31.38%	to	33.03%
	2019	109,485	28.69	to	30.70	3,085,819	—	to	1.25%	0.01%	to	0.01%	24.49%	to	26.05%
	2018	117,235	22.76	to	24.66	2,632,078	—	to	1.25%	0.13%	to	0.13%	(5.74)%	to	(4.54)%
	2017	122,460	23.84	to	26.16	2,910,088	—	to	1.25%	—	to	—	32.25%	to	33.91%

American Funds Washington Mutual Investors Fund(SM)
	2021	189,231	33.77	to	37.08	6,307,677	0.15%	to	1.25%	—	to	3.40%	26.47%	to	31.15%
	2020	198,801	26.70	to	27.30	5,224,254	0.35%	to	1.25%	1.60%	to	1.61%	6.03%	to	6.99%
	2019	209,002	25.19	to	25.52	5,109,764	0.35%	to	1.25%	1.55%	to	1.57%	23.57%	to	24.68%
	2018	232,461	20.38	to	20.47	4,537,009	0.35%	to	1.25%	1.50%	to	1.52%	(4.50)%	to	(3.63)%
	2017	249,732	19.99	to	21.34	5,016,096	—	to	1.25%	1.54%	to	1.61%	18.25%	to	19.73%

American Funds American Mutual Fund®
	2021	174,490	30.51	to	33.97	5,257,768	—	to	1.25%	—	to	1.42%	22.99%	to	24.54%
	2020	172,297	24.50	to	25.15	4,178,717	—	to	1.25%	1.77%	to	1.78%	3.10%	to	4.40%
	2019	169,247	23.47	0.00	24.40	3,953,608	—	to	1.25%	1.76%	to	1.77%	19.82%	to	21.33%
	2018	179,192	19.34	to	20.36	3,452,187	—	to	1.25%	1.64%	to	1.66%	(3.65)%	to	(2.43)%
	2017	191,804	19.82	to	21.13	3,800,522	—	to	1.25%	1.65%	to	1.71%	15.78%	to	17.23%

American Funds Capital World Growth and Income Fund®
	2021	874,043	33.60	to	133.09	28,822,019	—	to	1.25%	—	to	1.26%	13.00%	to	144.74%
	2020	934,246	25.81	to	29.74	27,353,911	—	to	1.25%	1.13%	to	1.45%	13.59%	to	15.36%
	2019	989,508	22.38	to	26.18	25,206,718	—	to	1.25%	—	to	1.81%	23.39%	to	25.32%
	2018	1,077,411	17.86	to	21.22	21,930,520	—	to	1.25%	1.70%	to	1.99%	(11.70)%	to	(10.30)%
	2017	1,183,805	19.91	to	24.03	26,990,765	—	to	1.25%	1.57%	to	1.86%	22.76%	to	24.63%

American Funds SMALLCAP World Fund®
	2021	31,102	33.69	to	38.02	968,450	0.15%	to	1.25%	—	to	—	8.58%	to	9.78%
	2020	39,440	30.69	to	32.90	1,130,337	0.15%	to	1.25%	0.00%	to	0.00%	35.35%	to	55.22%
	2019	39,982	19.77	to	24.31	843,854	0.50%	to	1.25%	—	to	—	14.80%	to	28.79%
	2018	45,498	17.22	to	18.87	738,388	0.15%	to	1.25%	—	to	—	(11.10)%	to	1.24%
	2017	58,515	17.01	to	21.23	1,042,221	0.50%	to	1.25%	—	to	—	24.90%	to	25.83%

New World Fund
	2021	25,024	18.89	to	19.90	494,662	0.35%	to	1.25%	—	to	—	3.15%	to	4.45%
	2020	18,912	18.32	to	19.45	358,498	—	to	1.25%	—	to	—	22.93%	to	24.48%
	2019	26,160	14.90	to	15.62	402,486	—	to	1.25%	—	to	0.92%	25.58%	to	27.16%
	2018	24,127	11.86	to	12.29	293,027	—	to	1.25%	0.69%	to	3.77%	(13.64)%	to	(12.54)%
	2017	15,964	14.05	to	13.74	222,629	—	to	1.25%	0.10%	to	2.46%	30.56%	to	32.20%

Ariel Appreciation Fund
	2021	2,607	31.66	to	47.71	93,671	—	to	1.25%	0.46%	to	0.52%	10.13%	to	24.30%
	2020	2,470	25.47	to	43.32	72,771	—	to	1.25%	0.52%	to	0.68%	(2.89)%	to	6.03%
	2019	7,177	24.02	to	44.61	191,997	—	to	1.25%	0.81%	to	1.00%	15.54%	to	23.05%
	2018	7,087	19.52	to	38.61	153,564	—	to	1.25%	0.93%	to	1.00%	(19.36)%	to	(15.07)%
	2017	7,097	22.99	to	47.88	181,326	—	to	1.25%	0.86%	to	0.92%	1.79%	to	13.67%

Ariel Fund
	2021	4,395	31.33	to	83.54	156,956	—	to	1.25%	0.04%	to	0.04%	23.58%	to	28.74%
	2020	2,633	24.33	to	67.60	76,000	—	to	1.25%	0.38%	to	0.44%	3.92%	to	8.65%
	2019	13,726	22.39	to	65.05	340,343	—	to	1.25%	0.64%	to	0.89%	17.59%	to	23.12%
	2018	13,222	18.19	to	55.32	265,047	—	to	1.25%	0.89%	to	1.02%	(20.95)%	to	(14.75)%
	2017	12,741	21.34	to	69.98	298,898	—	to	1.25%	0.73%	to	0.82%	8.78%	to	14.45%

Artisan Mid Cap Value Fund
	2021	59,870	21.56	to	75.59	4,028,629	—	to	1.25%	—	to	0.17%	(63.96)%	to	24.78%
	2020	65,288	25.46	to	59.83	3,500,935	—	to	1.25%	0.52%	to	0.55%	4.13%	to	5.44%
	2019	77,348	24.45	to	56.74	3,896,587	—	to	1.25%	0.57%	to	0.60%	21.99%	to	23.53%
	2018	87,228	20.04	to	45.93	3,546,027	—	to	1.25%	0.18%	to	0.20%	(14.65)%	to	(13.57)%
	2017	100,197	23.48	to	53.15	4,784,173	—	to	1.25%	0.07%	to	0.07%	10.97%	to	12.36%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Ave Maria Rising Dividend Fund
	2021	40,747	35.43	to	41.09	1,573,205	—	to	1.25%	—	to	0.88%	23.80%	to	25.35%
	2020	43,950	28.62	to	32.78	1,359,200	—	to	1.25%	1.23%	to	1.25%	5.13%	to	6.45%
	2019	41,636	27.23	to	30.79	1,218,964	—	to	1.25%	1.24%	to	1.25%	25.99%	to	27.58%
	2018	57,518	21.61	to	24.13	1,314,190	—	to	1.25%	1.21%	to	1.32%	(5.99)%	to	(4.80)%
	2017	73,024	22.99	to	25.35	1,747,751	—	to	1.25%	1.11%	to	1.13%	15.38%	to	16.82%

Ave Maria Value Fund
	2021	1,464	15.54	to	15.74	22,972	0.50%	to	1.25%	0.29%	to	0.84%	23.60%	to	28.33%
	2020	1,423	12.57	to	12.71	18,045	1.05%	to	1.25%	0.53%	to	0.56%	4.84%	to	5.05%
	2019	1,391	11.99	to	12.10	16,797	1.05%	to	1.25%	0.04%	to	0.05%	18.03%	to	19.03%
	2018	1,333	10.07	to	10.25	13,503	0.75%	to	1.25%	—	to	—	(9.89)%	to	(9.44)%
	2017	1,080	11.18	to	11.39	12,124	0.50%	to	1.25%	—	to	—	16.27%	to	17.14%

Ave Maria Growth Fund
	2021	4,010	46.05	to	53.39	190,309	—	to	1.25%	—	to	—	16.09%	to	17.55%
	2020	3,894	39.66	to	45.42	158,496	—	to	1.25%	—	to	—	16.90%	to	18.37%
	2019	5,212	33.93	to	38.37	188,010	—	to	1.25%	0.01%	to	0.01%	35.39%	to	43.29%
	2018	2,719	25.06	to	26.78	69,311	0.50%	to	1.25%	—	to	0.18%	(3.03)%	to	(2.30)%
	2017	2,355	25.84	to	28.17	61,764	0.15%	to	1.25%	—	to	0.02%	25.79%	to	27.17%

BlackRock LifePath® Dynamic 2020 Fund ##
	2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2018	984,773	15.38	to	25.14	17,664,901	—	to	1.25%	2.34%	to	2.40%	(5.18)%	to	(3.98)%
	2017	1,075,304	16.22	to	26.18	20,534,467	—	to	1.25%	1.39%	to	1.40%	11.97%	to	13.38%

BlackRock LifePath® Dynamic 2030 Fund
	2021	1,212,172	23.67	to	42.14	29,297,504	—	to	1.25%	—	to	—	10.07%	to	11.46%
	2020	1,272,953	21.51	to	37.81	29,043,728	—	to	1.25%	1.71%	to	1.79%	11.64%	to	116.70%
	2019	1,302,525	17.45	to	19.26	26,863,695	0.50%	to	1.25%	2.23%	to	2.40%	(36.32)%	to	20.56%
	2018	1,435,974	15.98	to	27.40	24,757,289	—	to	1.25%	2.14%	to	2.21%	(6.66)%	to	(5.48)%
	2017	1,461,746	17.12	to	28.99	27,146,541	—	to	1.25%	1.68%	to	1.71%	16.21%	to	17.67%

BlackRock LifePath® Dynamic 2040 Fund
	2021	1,272,679	25.99	to	48.14	31,993,685	—	to	1.25%	—	to	6.65%	14.60%	to	16.04%
	2020	1,290,958	22.68	to	41.48	29,080,173	—	to	1.25%	1.44%	to	1.50%	12.57%	to	13.98%
	2019	1,280,284	20.14	to	36.39	25,867,486	—	to	1.25%	2.19%	to	2.26%	24.16%	to	25.72%
	2018	1,430,187	16.23	to	28.95	23,220,615	—	to	1.25%	1.83%	to	1.88%	(8.64)%	to	(7.49)%
	2017	1,422,915	17.76	to	31.29	25,682,408	—	to	1.25%	1.87%	to	1.99%	19.93%	to	21.44%

BlackRock LifePath® Dynamic Retirement Fund
	2021	798,359	20.68	to	31.20	17,822,960	—	to	1.25%	—	to	3.47%	5.56%	to	6.88%
	2020	902,317	19.59	to	29.19	19,078,978	—	to	1.25%	1.94%	to	1.98%	11.42%	to	12.82%
	2019	980,408	17.59	to	25.87	18,863,186	—	to	1.25%	2.51%	to	2.89%	15.46%	to	16.91%
	2018	160,238	15.23	to	22.13	2,773,196	—	to	1.25%	2.44%	to	2.44%	(4.89)%	to	(3.68)%
	2017	178,008	16.01	to	22.98	3,240,657	—	to	1.25%	1.26%	to	1.27%	10.29%	to	11.68%

BlackRock LifePath® Dynamic 2050 Fund
	2021	272,034	28.07	to	32.54	8,002,942	—	to	1.25%	—	to	6.67%	16.41%	to	18.45%
	2020	254,814	24.11	to	27.47	6,522,920	—	to	1.25%	1.10%	to	1.34%	13.08%	to	26.36%
	2019	257,213	21.32	to	21.74	5,783,564	1.05%	to	1.25%	1.99%	to	2.15%	14.89%	to	24.54%
	2018	261,976	17.12	to	18.92	4,728,912	—	to	1.25%	1.79%	to	1.95%	(9.65)%	to	(8.32)%
	2017	239,211	18.95	to	20.64	4,780,546	—	to	1.25%	1.73%	to	1.94%	11.10%	to	20.96%

BlackRock LifePath® Dynamic 2025 Fund
	2021	47,768	18.84	to	19.61	909,542	0.50%	to	1.25%	—	to	7.69%	7.21%	to	11.46%
	2020	32,070	17.57	to	18.21	570,746	0.85%	to	1.25%	1.69%	to	2.21%	11.21%	to	11.65%
	2019	21,955	15.80	to	16.31	352,014	0.85%	to	1.25%	—	to	1.95%	17.33%	to	17.68%
	2018	23,646	13.43	to	13.90	322,535	0.75%	to	1.25%	—	to	2.51%	(6.06)%	to	(5.59)%
	2017	21,641	14.29	to	14.95	313,725	0.50%	to	1.25%	0.26%	to	0.72%	13.79%	to	14.64%

BlackRock LifePath® Dynamic 2035 Fund
	2021	36,648	21.96	to	23.66	814,515	0.50%	to	1.25%	—	to	16.31%	12.06%	to	15.46%
	2020	35,226	19.60	to	20.50	695,775	0.75%	to	1.25%	1.34%	to	1.36%	12.14%	to	12.70%
	2019	31,853	17.48	to	18.19	560,664	0.75%	to	1.25%	1.49%	to	1.98%	21.84%	to	22.45%
	2018	28,779	14.34	to	14.85	415,786	0.75%	to	1.25%	1.85%	to	2.02%	(7.86)%	to	(7.40)%
	2017	15,170	15.57	to	16.28	238,440	0.50%	to	1.25%	0.34%	to	1.50%	17.82%	to	18.70%

BlackRock LifePath® Dynamic 2045 Fund
	2021	24,645	24.39	to	26.68	612,678	0.35%	to	1.25%	—	to	6.01%	15.87%	to	16.92%
	2020	19,813	21.05	to	22.82	423,134	0.35%	to	1.25%	1.22%	to	1.25%	12.61%	to	13.63%
	2019	19,069	18.69	to	20.08	361,451	0.35%	to	1.25%	1.89%	to	2.07%	24.48%	to	25.61%
	2018	14,513	15.02	to	15.99	221,018	0.35%	to	1.25%	1.72%	to	1.80%	(9.59)%	to	(8.76)%
	2017	8,986	16.61	to	17.52	151,664	0.35%	to	1.25%	1.71%	to	1.76%	20.54%	to	21.62%

BlackRock LifePath® Dynamic 2055 Fund
	2021	41,972	25.53	to	27.93	1,089,139	0.35%	to	1.25%	—	to	6.16%	16.67%	to	17.72%
	2020	32,719	21.89	to	23.73	727,566	0.35%	to	1.25%	1.14%	to	1.18%	13.74%	to	14.77%
	2019	23,679	19.24	to	20.67	462,307	0.35%	to	1.25%	1.82%	to	2.18%	24.56%	to	25.68%
	2018	16,173	15.45	to	16.45	254,446	0.35%	to	1.25%	1.70%	to	1.86%	(9.77)%	to	(8.95)%
	2017	11,169	17.12	to	18.07	194,555	0.35%	to	1.25%	1.52%	to	1.69%	20.73%	to	21.81%

Baron Small Cap Fund
	2021	8,801	45.28	to	65.43	425,147	—	to	1.25%	—	to	—	14.09%	to	15.53%
	2020	8,598	39.69	to	56.63	388,167	—	to	1.25%	—	to	—	38.59%	to	40.33%
	2019	65,199	28.64	to	40.36	2,580,174	—	to	1.25%	—	to	—	32.83%	to	34.50%
	2018	73,687	21.56	to	30.01	2,179,502	—	to	1.25%	—	to	—	(8.54)%	to	(7.39)%
	2017	89,214	23.57	to	32.40	2,865,499	—	to	1.25%	—	to	—	25.56%	to	27.13%

BlackRock U.S. Government Bond Portfolio
	2021	15,910	11.15	to	12.26	190,512	—	to	1.25%	—	to	—	(2.75)%	to	(1.52)%
	2020	16,119	11.47	to	12.91	196,650	—	to	1.25%	0.75%	to	1.55%	5.09%	to	6.41%
	2019	12,588	10.91	to	12.13	144,127	—	to	1.25%	2.26%	to	2.34%	5.14%	to	6.46%
	2018	15,197	10.38	to	11.40	162,818	—	to	1.25%	2.21%	to	2.30%	(0.87)%	to	0.38%
	2017	14,081	10.47	to	11.35	151,447	—	to	1.25%	0.35%	to	2.03%	0.42%	to	1.68%

BlackRock Equity Dividend Fund
	2021	56,415	48.16	to	56.53	2,851,718	—	to	1.25%	—	to	1.17%	18.59%	to	20.08%
	2020	60,341	40.61	to	47.08	2,558,528	—	to	1.25%	1.81%	to	1.82%	2.35%	to	3.64%
	2019	61,176	39.68	to	45.42	2,523,293	—	to	1.25%	1.54%	to	1.73%	25.67%	to	27.25%
	2018	72,015	31.57	to	35.70	2,360,123	—	to	1.25%	1.66%	to	1.67%	(8.59)%	to	(7.43)%
	2017	81,576	34.54	to	38.57	2,917,513	—	to	1.25%	1.41%	to	1.44%	14.99%	to	16.43%

BlackRock Capital Appreciation Fund
	2021	6,084	77.83	to	85.68	486,918	0.50%	to	1.25%	—	to	—	19.20%	to	20.09%
	2020	5,841	65.30	to	71.35	390,873	0.50%	to	1.25%	—	to	—	38.35%	to	39.39%
	2019	9,908	47.20	to	51.19	480,624	0.50%	to	1.25%	—	to	—	30.21%	to	31.19%
	2018	8,853	36.24	to	39.02	331,770	0.50%	to	1.25%	—	to	—	0.46%	to	1.22%
	2017	9,726	36.08	to	38.54	362,533	0.50%	to	1.25%	—	to	—	30.95%	to	31.93%

BlackRock Advantage Large Cap Growth Fund
	2021	1,431	70.56	to	77.68	101,926	0.50%	to	1.25%	0.00%	to	0.00%	24.84%	to	25.78%
	2020	1,573	56.52	to	61.76	89,538	0.50%	to	1.25%	0.11%	to	0.12%	32.43%	to	33.42%
	2019	1,374	42.68	to	46.29	58,962	0.50%	to	1.25%	0.58%	to	0.64%	31.73%	to	32.72%
	2018	2,226	32.40	to	34.88	73,013	0.50%	to	1.25%	0.25%	to	0.51%	(4.11)%	to	(3.39)%
	2017	2,065	33.79	to	36.10	70,248	0.50%	to	1.25%	—	to	0.16%	21.61%	to	22.52%

Calvert VP SRI Balanced Portfolio
	2021	1,553	26.28	to	26.28	40,823	0.70%	to	0.70%	1.25%	to	1.25%	14.31%	to	14.31%
	2020	20,555	22.99	to	22.99	472,612	0.70%	to	0.70%	1.53%	to	1.53%	14.46%	to	14.46%
	2019	20,863	20.09	to	20.09	419,103	0.70%	to	0.70%	1.57%	to	1.57%	23.54%	to	23.54%
	2018	20,676	16.26	to	16.26	336,215	0.70%	to	0.70%	1.79%	to	1.79%	(3.35)%	to	(3.35)%
	2017	20,445	16.82	to	16.82	343,995	0.70%	to	0.70%	2.05%	to	2.05%	11.22%	to	11.22%

Calvert Equity Fund
	2021	202,881	50.05	to	84.61	12,672,053	0.00%	to	1.25%	0.00%	to	0.00%	26.37%	to	27.33%
	2020	205,612	39.31	to	65.63	10,056,221	—	to	1.25%	—	to	—	22.73%	to	24.27%
	2019	173,102	32.03	to	52.81	6,290,031	—	to	1.25%	0.02%	to	0.03%	34.81%	to	36.50%
	2018	208,342	23.76	to	38.69	5,853,113	—	to	1.25%	0.03%	to	0.03%	3.73%	to	5.04%

Sub-Account		Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
	2017	223,598	22.90	to	36.83	6,002,221	—	to	1.25%	0.11%	to	0.11%	24.23%	to	25.79%

Calvert Bond Fund
	2021	142,985	15.08	to	17.36	2,273,295	—	to	1.25%	—	to	—	(1.15)%	to	0.09%
	2020	130,585	15.25	to	17.35	2,091,280	—	to	1.25%	2.17%	to	2.18%	6.07%	to	7.40%
	2019	141,601	14.38	to	16.15	2,131,822	—	to	1.25%	—	to	2.55%	7.11%	to	8.46%
	2018	149,220	13.42	to	14.89	2,097,876	—	to	1.25%	2.48%	to	2.49%	(1.41)%	to	(0.16)%
	2017	139,799	13.62	to	14.92	1,982,296	—	to	1.25%	2.22%	to	2.23%	2.90%	to	4.19%

Calvert Income Fund
	2021	41,217	14.64	to	16.22	631,368	0.50%	to	1.25%	—	to	2.68%	0.43%	to	1.19%
	2020	43,069	14.58	to	16.03	652,841	0.50%	to	1.25%	3.08%	to	3.10%	6.93%	to	7.74%
	2019	43,251	13.63	to	14.88	611,392	0.50%	to	1.25%	3.36%	to	3.37%	13.35%	to	14.20%
	2018	37,214	12.03	to	13.03	463,432	0.50%	to	1.25%	3.48%	to	3.52%	(4.56)%	to	(3.84)%
	2017	43,131	12.60	to	13.55	560,785	0.50%	to	1.25%	2.99%	to	3.04%	5.25%	to	6.04%

Columbia Contrarian Core Fund
	2021	6,266	74.50	to	82.02	477,143	0.50%	to	1.25%	—	to	0.11%	22.48%	to	23.40%
	2020	7,134	60.83	to	66.47	443,034	0.50%	to	1.25%	0.62%	to	0.69%	20.46%	to	21.37%
	2019	8,225	50.50	to	54.76	422,195	0.50%	to	1.25%	0.77%	to	1.07%	30.95%	to	31.94%
	2018	13,410	38.56	to	41.51	528,720	0.50%	to	1.25%	0.72%	to	1.09%	(10.33)%	to	(9.65)%
	2017	17,354	43.00	to	45.94	759,164	0.50%	to	1.25%	0.09%	to	0.75%	19.93%	to	20.83%

Columbia Small Cap Value I Fund
	2021	2,869	53.71	to	57.26	157,765	0.50%	to	1.25%	0.00%	to	0.00%	27.16%	to	28.11%
	2020	3,049	42.24	to	46.15	131,644	0.50%	to	1.25%	0.43%	to	0.72%	6.49%	to	7.29%
	2019	1,831	39.66	to	43.02	74,102	0.50%	to	1.25%	0.49%	to	0.49%	19.46%	to	20.35%
	2018	1,802	33.20	to	35.74	60,935	0.50%	to	1.25%	0.30%	to	0.32%	(19.34)%	to	(18.73)%
	2017	1,819	41.16	to	43.98	76,066	0.50%	to	1.25%	—	to	—	12.50%	to	13.34%

Columbia Select Mid Cap Value Fund
	2021	62,224	16.88	to	27.98	1,476,680	0.35%	to	1.25%	—	to	—	30.55%	to	31.96%
	2020	65,121	12.93	to	22.32	1,174,396	—	to	1.25%	0.35%	to	0.49%	(27.76)%	to	6.48%
	2019	45,233	17.90	to	20.96	846,462	—	to	1.25%	0.94%	to	0.95%	29.67%	to	31.30%
	2018	53,386	13.80	to	15.96	768,822	—	to	1.25%	0.48%	to	0.48%	(14.54)%	to	(13.46)%
	2017	53,303	16.15	to	18.44	890,431	—	to	1.25%	0.93%	to	1.29%	11.93%	to	13.33%

Columbia Acorn Fund
	2021	24,828	64.37	to	75.56	1,695,202	—	to	1.25%	—	to	0.96%	7.44%	to	8.79%
	2020	25,511	59.91	to	69.45	1,613,066	—	to	1.25%	—	to	—	27.58%	to	29.18%
	2019	29,155	46.96	to	53.76	1,435,177	—	to	1.25%	—	to	—	24.65%	to	26.21%
	2018	24,072	37.68	to	42.60	925,847	—	to	1.25%	—	to	—	(6.41)%	to	(5.22)%
	2017	26,393	40.26	to	44.95	1,095,978	—	to	1.25%	—	to	—	23.37%	to	24.91%

CRM Mid Cap Value Fund
	2021	9,340	36.55	to	44.90	385,289	—	to	1.25%	0.74%	to	0.97%	27.48%	to	29.09%
	2020	14,222	28.67	to	34.78	465,912	—	to	1.25%	0.37%	to	0.46%	9.18%	to	10.55%
	2019	15,304	26.26	to	31.46	457,691	—	to	1.25%	—	to	0.44%	23.03%	to	24.58%
	2018	15,542	21.35	to	25.25	375,270	—	to	1.25%	0.19%	to	0.20%	(8.24)%	to	(7.08)%
	2017	14,961	23.26	to	27.18	390,236	—	to	1.25%	—	to	1.31%	17.58%	to	19.06%

Columbia Disciplined Small Core Fund ##
	2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
	2019	2,859	18.79	to	20.23	54,731	0.50%	to	1.25%	0.63%	to	0.91%	19.26%	to	20.16%
	2018	2,229	15.76	to	16.84	35,842	0.50%	to	1.25%	—	to	—	(18.98)%	to	(18.37)%
	2017	10,200	19.45	to	20.63	205,043	0.50%	to	1.25%	0.18%	to	0.27%	5.05%	to	5.84%

Calamos International Growth Fund
	2021	99	19.67	to	19.67	1,943	1.25%	to	1.25%	0.01%	to	0.01%	5.45%	to	5.45%
	2020	100	18.65	to	18.65	1,852	1.25%	to	1.25%	—	to	—	42.78%	to	42.78%
	2019	100	13.06	to	13.06	1,303	1.25%	to	1.25%	—	to	—	27.71%	to	27.71%
	2018	100	10.23	to	10.23	1,019	1.25%	to	1.25%	—	to	—	(22.06)%	to	(22.06)%
	2017	1,265	13.13	to	13.13	16,601	1.25%	to	1.25%	—	to	—	37.47%	to	37.47%

Davis Financial Fund
	2021	13,000	22.73	to	27.19	311,792	0.50%	to	1.25%	0.89%	to	1.20%	29.83%	to	30.81%
	2020	13,941	17.38	to	19.68	255,390	0.50%	to	1.25%	1.52%	to	1.73%	(7.05)%	to	(6.35)%
	2019	12,748	18.56	to	21.17	249,280	0.50%	to	1.25%	1.51%	to	1.64%	24.74%	to	25.68%
	2018	11,950	14.77	to	16.97	187,437	0.50%	to	1.25%	0.93%	to	0.95%	(12.88)%	to	(12.22)%
	2017	12,213	16.82	to	19.48	217,918	0.50%	to	1.25%	0.14%	to	0.52%	17.79%	to	18.67%

Davis New York Venture Fund
	2021	157,904	35.68	to	113.04	5,616,143	—	to	1.25%	—	to	—	11.11%	to	12.51%
	2020	177,701	32.12	to	100.48	5,699,589	—	to	1.25%	0.56%	to	0.59%	10.03%	to	11.41%
	2019	201,073	29.19	to	90.19	5,864,392	—	to	1.25%	1.55%	to	1.59%	29.28%	to	30.91%
	2018	212,964	22.58	to	68.89	4,818,902	—	to	1.25%	0.52%	to	0.54%	(14.10)%	to	(13.01)%
	2017	237,543	26.28	to	79.20	6,230,416	—	to	1.25%	0.26%	to	0.26%	20.64%	to	22.15%

Davis Opportunity Fund
	2021	4,204	29.63	to	31.00	123,934	0.50%	to	1.25%	0.08%	to	0.14%	23.41%	to	24.34%
	2020	4,740	23.83	to	25.12	112,429	0.50%	to	1.25%	0.19%	to	0.50%	11.39%	to	12.23%
	2019	7,972	21.23	to	22.55	169,392	0.50%	to	1.25%	0.40%	to	0.42%	23.93%	to	24.86%
	2018	8,027	17.00	to	18.20	136,827	0.50%	to	1.25%	—	to	—	(14.58)%	to	(13.94)%
	2017	7,439	19.76	to	21.31	154,506	0.50%	to	1.25%	0.10%	to	0.11%	21.57%	to	22.48%

Delaware Diversified Income Fund
	2021	13,865	12.43	to	13.39	182,391	0.50%	to	1.25%	2.12%	to	2.43%	(2.42)%	to	3.28%
	2020	3,175	12.74	to	12.97	40,469	1.05%	to	1.25%	2.88%	to	2.96%	9.19%	to	9.41%
	2019	829	11.67	to	11.85	9,684	1.05%	to	1.25%	3.26%	to	3.29%	5.49%	to	9.39%
	2018	21,744	10.66	to	11.24	243,939	0.50%	to	1.25%	3.71%	to	3.75%	(3.46)%	to	(2.73)%
	2017	30,030	11.05	to	11.55	346,628	0.50%	to	1.25%	3.51%	to	3.52%	3.96%	to	4.74%

Delaware Extended Duration Bond Fund
	2021	156	16.71	to	18.01	2,788	0.50%	to	1.25%	—	to	2.94%	(3.77)%	to	(1.29)%
	2020	145	17.37	to	18.24	2,617	0.50%	to	1.05%	3.22%	to	3.54%	13.30%	to	13.92%
	2019	767	15.33	to	16.01	11,926	0.50%	to	1.05%	1.50%	to	3.54%	23.13%	to	25.10%
	2018	1,866	12.45	to	12.80	23,632	0.85%	to	1.25%	3.82%	to	3.83%	(9.30)%	to	(8.93)%
	2017	2,100	13.72	to	14.06	29,255	0.85%	to	1.25%	3.45%	to	3.49%	10.73%	to	11.17%

Dreyfus Bond Market Index Fund
	2021	1,041,642	10.56	to	15.70	15,808,474	—	to	1.25%	—	to	—	(4.43)%	to	(3.16)%
	2020	951,277	11.05	to	13.67	14,677,258	—	to	1.25%	—	to	2.06%	(25.96)%	to	5.94%
	2019	900,400	12.90	to	14.93	13,011,183	—	to	1.25%	1.51%	to	2.57%	6.79%	to	48.95%
	2018	936,569	10.02	to	12.08	12,517,243	—	to	1.25%	2.52%	to	2.53%	(2.81)%	to	(1.54)%
	2017	1,002,698	10.31	to	12.27	13,447,953	—	to	1.25%	2.21%	to	2.21%	0.78%	to	1.82%

BNY Mellon Variable Investment Fund Appreciation Portfolio +
	2021	643	43.05	to	43.05	27,678	0.70%	to	0.70%	0.44%	to	0.44%	26.24%	to	26.24%
	2020	589	34.10	to	34.10	20,078	0.70%	to	0.70%	0.71%	to	0.71%	22.83%	to	22.83%
	2019	850	27.76	to	27.76	23,610	0.70%	to	0.70%	1.18%	to	1.18%	35.15%	to	35.15%
	2018	1,208	20.54	to	20.54	24,806	0.70%	to	0.70%	1.25%	to	1.25%	(7.51)%	to	(7.51)%
	2017	1,050	22.21	to	22.21	23,315	0.70%	to	0.70%	1.35%	to	1.35%	26.45%	to	26.45%

BNY Mellon International Stock Index Fund +
	2021	18,302	19.34	to	19.34	353,970	—	to	—	3.10%	to	3.10%	10.85%	to	10.85%
	2020	20,740	17.45	to	17.45	361,855	—	to	—	1.80%	to	1.80%	7.50%	to	7.50%
	2019	24,805	16.23	to	16.23	402,575	—	to	—	2.74%	to	2.74%	21.46%	to	21.46%
	2018	29,034	13.36	to	13.36	387,971	—	to	—	2.13%	to	2.13%	(13.92)%	to	(13.92)%
	2017	33,092	15.52	to	15.52	513,677	—	to	—	2.29%	to	2.29%	24.46%	to	24.46%

BNY Mellon MidCap Index Fund +
	2021	259,930	35.68	to	133.96	21,135,160	—	to	1.25%	—	to	0.65%	(66.93)%	to	22.62%
	2020	267,786	31.79	to	107.89	17,838,201	—	to	1.25%	1.09%	to	1.20%	11.69%	to	13.10%
	2019	291,002	28.46	to	95.40	16,995,184	—	to	1.25%	—	to	1.17%	24.00%	to	25.56%
	2018	340,175	22.95	to	75.98	16,010,996	—	to	1.25%	1.09%	to	1.23%	(12.60)%	to	(11.50)%
	2017	359,401	26.26	to	85.85	17,974,522	—	to	1.25%	0.96%	to	1.00%	14.25%	to	15.68%

BNY Mellon Small Cap Stock Index Fund +
	2021	209,690	33.54	to	101.64	15,055,320	—	to	1.25%	—	to	0.83%	(58.33)%	to	24.69%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2020	224,228	31.07	to	80.50	12,894,667	—	to	1.25%	0.97%	to	1.10%	9.53%	to	10.91%
2019	244,002	28.36	to	72.58	12,951,415	—	to	1.25%	1.09%	to	1.13%	20.77%	to	22.29%
2018	263,715	23.49	to	59.35	11,521,099	—	to	1.25%	0.81%	to	0.91%	(10.02)%	to	(8.88)%
2017	252,255	26.10	to	65.14	11,862,227	—	to	1.25%	0.99%	to	0.99%	11.01%	to	12.41%

BNY Mellon Variable Investment Fund Growth and Income Portfo + (##)
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	4	33.52	to	33.52	132	0.70%	to	0.70%	1.55%	to	1.55%	33.09%	to	62.53%
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	673	21.12	to	21.12	14,212	0.70%	to	0.70%	0.77%	to	0.77%	(5.35)%	to	(5.35)%
2017	1,095	22.32	to	22.32	24,430	0.70%	to	0.70%	0.74%	to	0.74%	18.88%	to	18.88%

Dreyfus VIF Quality Bond Portfolio Fund
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	4,996	14.82	to	14.82	74,052	0.70%	to	0.70%	1.90%	to	1.90%	7.30%	to	7.30%
2018	4,598	13.81	to	13.81	63,524	0.70%	to	0.70%	2.75%	to	2.75%	(3.23)%	to	(3.23)%
2017	4,549	14.27	to	14.27	64,944	0.70%	to	0.70%	2.13%	to	2.13%	3.77%	to	3.77%

BNY Mellon Sustainable U.S. Equity Portfolio +
2021	194	44.13	to	44.13	8,562	0.70%	to	0.70%	0.74%	to	0.74%	26.11%	to	26.11%
2020	194	34.99	to	34.99	6,785	0.70%	to	0.70%	1.07%	to	1.07%	23.28%	to	23.28%
2019	194	28.38	to	28.38	5,503	0.70%	to	0.70%	1.43%	to	1.43%	33.42%	to	33.42%
2018	194	21.27	to	21.27	4,125	0.70%	to	0.70%	1.74%	to	1.74%	(5.07)%	to	(5.07)%
2017	194	22.41	to	22.41	4,345	0.70%	to	0.70%	0.91%	to	0.91%	14.53%	to	14.53%

BNY Mellon S&P 500 Index Fund +
2021	1,012,561	36.03	to	42.75	41,404,339	—	to	1.25%	—	to	—	26.49%	to	28.08%
2020	1,010,288	28.49	to	33.38	32,408,037	—	to	1.25%	1.45%	to	1.45%	16.31%	to	17.77%
2019	1,029,503	24.49	to	28.34	28,100,882	—	to	1.25%	—	to	1.64%	(35.55)%	to	29.24%
2018	1,140,840	18.95	to	43.97	23,913,907	—	to	1.25%	1.39%	to	1.57%	(18.65)%	to	(6.06)%
2017	1,161,273	20.17	to	54.05	25,518,768	—	to	1.25%	1.43%	to	1.63%	11.05%	to	19.75%

Eaton Vance Large-Cap Value Fund
2021	68,574	25.62	to	29.96	1,807,856	0.35%	to	1.25%	—	to	—	22.75%	to	24.29%
2020	73,760	20.61	to	22.23	1,596,307	—	to	1.25%	0.66%	to	1.35%	1.01%	to	2.28%
2019	368,737	20.15	to	22.01	7,516,851	—	to	1.25%	1.26%	to	1.28%	28.18%	to	29.79%
2018	409,157	15.53	to	17.17	6,426,230	—	to	1.25%	1.21%	to	1.22%	(7.99)%	to	(6.83)%
2017	462,163	16.66	to	18.66	7,782,999	—	to	1.25%	1.26%	to	1.26%	13.38%	to	14.81%

Eaton Vance Dividend Builder Fund
2021	57,948	30.29	to	38.65	1,724,282	—	to	1.25%	—	to	1.80%	22.87%	to	24.42%
2020	60,434	24.35	to	29.56	1,451,768	—	to	1.25%	1.75%	to	1.75%	10.92%	to	12.32%
2019	74,371	21.68	to	26.65	1,578,433	—	to	1.25%	1.82%	to	1.84%	29.46%	to	31.09%
2018	79,447	16.54	to	20.58	1,297,935	—	to	1.25%	1.80%	to	1.81%	(6.58)%	to	(5.40)%
2017	89,028	17.48	to	22.03	1,532,454	—	to	1.25%	—	to	1.84%	17.42%	to	18.89%

Eaton Vance Worldwide Health Sciences Fund
2021	16,526	48.29	to	53.01	795,332	0.35%	to	1.25%	—	to	0.24%	20.54%	to	21.63%
2020	24,219	40.06	to	41.03	988,886	0.35%	to	1.25%	0.54%	to	0.56%	11.63%	to	12.64%
2019	24,248	35.89	to	36.42	869,193	0.35%	to	1.25%	0.59%	to	0.65%	24.43%	to	25.55%
2018	22,716	28.84	to	29.01	656,255	0.35%	to	1.25%	0.31%	to	0.36%	4.65%	to	5.61%
2017	28,062	27.47	to	27.56	774,782	0.35%	to	1.25%	—	to	—	14.80%	to	15.83%

Eaton Vance Income Fund of Boston
2021	180,047	5.60	to	23.19	3,972,938	—	to	1.25%	—	to	—	(74.26)%	to	4.22%
2020	204,873	20.27	to	21.76	4,299,845	—	to	1.25%	5.79%	to	5.93%	3.56%	to	4.86%
2019	118,694	19.57	to	20.75	2,316,738	—	to	1.25%	3.16%	to	5.70%	11.89%	to	292.94%
2018	134,574	5.28	to	17.49	2,327,515	—	to	1.25%	5.18%	to	5.67%	(71.98)%	to	(4.02)%
2017	162,189	18.22	to	18.84	2,900,627	—	to	1.25%	2.49%	to	5.47%	4.69%	to	6.01%

Eaton Vance Balanced Fund
2021	7,017	37.68	to	41.48	266,849	0.50%	to	1.25%	1.10%	to	1.10%	12.59%	to	13.44%
2020	6,309	33.46	to	36.57	213,150	0.50%	to	1.25%	1.18%	to	1.18%	12.79%	to	13.63%
2019	5,249	29.67	to	32.18	157,122	0.50%	to	1.25%	1.37%	to	1.37%	22.10%	to	23.02%
2018	5,248	24.30	to	26.16	129,719	0.50%	to	1.25%	1.61%	to	1.62%	(4.63)%	to	(3.91)%
2017	4,227	25.48	to	27.22	109,336	0.50%	to	1.25%	1.58%	to	1.60%	12.12%	to	12.96%

Eaton Vance Atlanta Capital SMID-Cap Fund
2021	25,936	36.10	to	40.89	1,033,100	—	to	1.25%	—	to	—	20.41%	to	21.92%
2020	25,410	29.98	to	33.54	830,319	—	to	1.25%	—	to	—	9.58%	to	10.96%
2019	30,865	27.36	to	30.23	906,232	—	to	1.25%	—	to	—	32.44%	to	34.10%
2018	45,537	20.66	to	22.54	992,208	—	to	1.25%	—	to	—	(6.75)%	to	(5.57)%
2017	41,633	22.16	to	23.87	965,743	—	to	1.25%	—	to	—	22.88%	to	24.42%

Allspring Asset Allocation Fund +
2021	5,687	20.23	to	22.35	108,201	0.35%	to	1.25%	0.05%	to	1.23%	12.05%	to	13.06%
2020	9,973	17.90	to	18.17	176,167	0.35%	to	1.25%	2.91%	to	2.93%	12.17%	to	13.18%
2019	9,608	15.81	to	16.20	150,962	0.35%	to	1.25%	0.43%	to	0.43%	18.28%	to	19.35%
2018	11,830	13.25	to	13.70	159,847	0.35%	to	1.25%	0.30%	to	0.46%	(10.71)%	to	(9.90)%
2017	14,667	14.70	to	15.34	220,921	0.35%	to	1.25%	1.03%	to	1.83%	13.38%	to	14.40%

Allspring Emerging Markets Equity Fund +
2021	70,392	27.40	to	32.17	2,012,123	—	to	1.25%	—	to	0.15%	(13.23)%	to	(12.13)%
2020	75,894	31.58	to	36.61	2,489,362	—	to	1.25%	0.07%	to	0.08%	19.36%	to	20.86%
2019	81,529	26.46	to	30.29	2,221,655	—	to	1.25%	0.68%	to	0.71%	25.99%	to	27.57%
2018	87,456	21.00	to	23.74	1,884,886	—	to	1.25%	0.24%	to	0.32%	(17.14)%	to	(16.09)%
2017	103,481	25.34	to	28.29	2,684,537	—	to	1.25%	0.15%	to	0.20%	32.75%	to	34.42%

Allspring Utility & Telecommunications Fund +
2021	452	39.55	to	44.38	18,536	0.35%	to	1.25%	—	to	0.41%	12.54%	to	15.59%
2020	353	35.14	to	38.40	12,848	0.50%	to	1.25%	1.44%	to	1.55%	2.93%	to	3.71%
2019	349	34.14	to	37.03	12,217	0.50%	to	1.25%	1.40%	to	1.48%	25.91%	to	26.86%
2018	436	27.11	to	29.19	12,041	0.50%	to	1.25%	1.65%	to	1.88%	1.96%	to	2.74%
2017	400	26.59	to	28.41	10,782	0.50%	to	1.25%	1.53%	to	1.98%	12.25%	to	13.09%

Alger Capital Appreciation Institutional Portfolio
2021	107,643	57.91	to	76.87	6,708,501	0.35%	to	1.25%	—	to	—	16.43%	to	17.49%
2020	113,540	49.29	to	60.14	6,130,072	0.35%	to	1.25%	—	to	—	39.59%	to	40.85%
2019	130,952	35.00	to	43.09	4,991,827	0.35%	to	1.25%	—	to	—	31.47%	to	32.65%
2018	141,802	26.38	to	32.77	3,999,893	0.35%	to	1.25%	—	to	—	(2.11)%	to	(1.22)%
2017	139,300	26.71	to	33.48	4,016,844	0.35%	to	1.25%	—	to	—	29.39%	to	30.56%

Alger Mid Cap Growth Institutional Fund
2021	75,514	37.09	to	46.55	2,771,371	—	to	1.25%	—	to	—	3.12%	to	4.42%
2020	72,795	35.52	to	41.12	2,580,490	—	to	1.25%	—	to	—	62.07%	to	64.10%
2019	69,472	21.65	to	25.37	1,509,904	—	to	1.25%	—	to	—	28.19%	to	29.80%
2018	70,603	16.68	to	19.79	1,184,066	—	to	1.25%	—	to	—	(8.94)%	to	(7.79)%
2017	78,097	18.08	to	21.74	1,430,934	—	to	1.25%	—	to	—	27.95%	to	29.55%

Alger Small Cap Growth Institutional Fund
2021	15,488	34.24	to	39.07	578,852	0.35%	to	1.25%	—	to	—	(6.11)%	to	(5.26)%
2020	18,993	36.47	to	41.24	754,973	0.35%	to	1.25%	—	to	—	62.83%	to	64.30%
2019	16,034	22.40	to	25.10	387,976	0.35%	to	1.25%	0.11%	to	0.13%	28.17%	to	29.33%
2018	15,677	17.48	to	19.41	294,674	0.35%	to	1.25%	—	to	—	(1.23)%	to	(0.33)%
2017	14,684	17.69	to	19.47	277,152	0.35%	to	1.25%	—	to	—	26.84%	to	27.98%

Nuveen Mid Cap Growth Opportunities Fund
2021	3,419	42.36	to	46.30	148,444	—	to	1.25%	—	to	—	3.02%	to	11.93%
2020	2,940	41.12	to	43.88	121,833	0.65%	to	1.25%	—	to	—	44.14%	to	45.01%
2019	4,549	28.53	to	30.26	133,951	0.65%	to	1.25%	—	to	—	25.14%	to	31.75%
2018	16,885	21.65	to	24.18	400,599	—	to	1.25%	—	to	—	(10.27)%	to	(9.13)%
2017	16,238	24.13	to	26.61	424,681	—	to	1.25%	—	to	—	22.93%	to	24.47%

Nuveen Small Cap Select Fund
2021	657	36.04	to	38.24	24,050	0.65%	to	1.25%	—	to	—	22.79%	to	24.88%
2020	567	29.35	to	30.99	16,844	0.75%	to	1.25%	0.02%	to	0.02%	16.87%	to	17.46%
2019	604	25.12	to	26.38	15,259	0.75%	to	1.25%	0.13%	to	0.16%	27.04%	to	27.68%
2018	1,895	19.77	to	20.66	37,520	0.75%	to	1.25%	0.03%	to	0.17%	(12.31)%	to	4.62%
2017	143	22.54	to	23.63	3,230	0.65%	to	1.25%	—	to	—	8.39%	to	9.04%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Nuveen Santa Barbara Dividend Growth Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	1,746	16.89	to	16.89	29,505	0.85%	to	0.85%	1.46%	to	1.46%	18.70%	to	18.70%

Fidelity Advisor Equity Growth Fund
2021	16,646	48.52	to	58.11	822,020	0.50%	to	1.25%	—	to	—	20.93%	to	21.84%
2020	17,708	39.82	to	45.16	714,629	0.50%	to	1.25%	—	to	—	41.29%	to	42.35%
2019	16,281	27.97	to	31.96	460,261	0.50%	to	1.25%	—	to	—	31.60%	to	32.59%
2018	15,451	21.10	to	24.29	327,738	0.50%	to	1.25%	—	to	—	(1.85)%	to	(1.11)%
2017	12,821	21.33	to	24.74	275,456	0.50%	to	1.25%	—	to	—	32.87%	to	33.86%

Fidelity Advisor Value Strategies Fund
2021	6,065	49.93	to	49.93	302,840	0.35%	to	0.35%	0.56%	to	0.56%	32.17%	to	32.17%
2020	5,929	37.78	to	37.78	223,972	0.35%	to	0.35%	0.68%	to	0.68%	7.33%	to	7.33%
2019	6,000	35.20	to	35.20	211,198	0.35%	to	0.35%	1.04%	to	1.04%	33.41%	to	33.41%
2018	6,688	26.38	to	26.38	176,442	0.35%	to	0.35%	0.51%	to	0.51%	(18.13)%	to	(18.13)%
2017	7,929	32.22	to	32.22	255,511	0.35%	to	0.35%	1.13%	to	1.13%	18.18%	to	18.18%

Fidelity Advisor Leveraged Company Stock Fund
2021	91,041	26.82	to	32.21	2,635,344	—	to	1.25%	—	to	0.04%	23.26%	to	24.81%
2020	90,914	21.76	to	25.81	2,115,561	—	to	1.25%	—	to	—	27.01%	to	28.61%
2019	97,497	17.13	to	20.07	1,776,840	—	to	1.25%	—	to	—	27.55%	to	29.15%
2018	98,986	13.43	to	15.54	1,405,882	—	to	1.25%	—	to	—	(17.31)%	to	(16.26)%
2017	107,083	16.25	to	18.56	1,826,257	—	to	1.25%	0.05%	to	0.32%	15.58%	to	17.02%

Federated Hermes Equity Income Fund, Inc.
2021	5,916	25.03	to	27.48	144,057	0.65%	to	1.25%	0.90%	to	0.91%	19.41%	to	20.12%
2020	5,383	20.97	to	22.88	109,189	0.65%	to	1.25%	0.96%	to	1.32%	5.09%	to	5.73%
2019	5,151	19.95	to	21.64	101,046	0.65%	to	1.25%	2.18%	to	2.19%	19.76%	to	20.48%
2018	4,701	16.66	to	17.96	76,289	0.65%	to	1.25%	1.75%	to	1.76%	(12.79)%	to	(12.27)%
2017	4,234	19.10	to	20.47	78,284	0.65%	to	1.25%	1.61%	to	2.06%	14.62%	to	15.31%

Federated Hermes Fund for U.S. Government Securities
2021	11,635	12.88	to	13.88	158,836	0.50%	to	1.25%	—	to	1.61%	(3.38)%	to	(2.66)%
2020	10,981	13.33	to	14.26	154,206	0.50%	to	1.25%	2.05%	to	2.07%	2.44%	to	6.49%
2019	12,860	13.01	to	13.39	172,608	0.75%	to	1.25%	2.51%	to	2.52%	4.54%	to	5.06%
2018	14,213	12.44	to	12.75	179,556	0.75%	to	1.25%	2.52%	to	2.53%	(1.22)%	to	(0.72)%
2017	13,767	12.60	to	13.18	175,378	0.50%	to	1.25%	1.29%	to	2.29%	0.38%	to	1.14%

Federated Hermes MDT Mid Cap Growth Fund
2021	7,811	37.09	to	45.39	347,388	0.50%	to	1.25%	—	to	—	21.01%	to	21.92%
2020	7,204	30.42	to	34.16	264,026	0.50%	to	1.25%	—	to	—	33.72%	to	34.72%
2019	7,941	22.58	to	25.55	211,232	0.50%	to	1.25%	—	to	—	26.36%	to	27.31%
2018	6,349	17.73	to	20.22	132,273	0.50%	to	1.25%	—	to	—	(4.47)%	to	(3.75)%
2017	5,882	18.42	to	21.16	128,149	0.50%	to	1.25%	—	to	—	22.88%	to	23.80%

Federated Hermes High Income Bond Fund, Inc.
2021	206	20.82	to	22.02	4,558	1.05%	to	1.25%	2.28%	to	4.58%	3.39%	to	3.59%
2020	213	20.10	to	21.30	4,527	1.05%	to	1.25%	5.04%	to	5.35%	4.58%	to	4.79%
2019	411	19.18	to	20.36	8,348	1.05%	to	1.25%	5.40%	to	5.46%	12.93%	to	13.15%
2018	376	16.95	to	18.03	6,745	1.05%	to	1.25%	5.43%	to	5.47%	(4.27)%	to	(4.08)%
2017	360	17.67	to	18.84	6,756	1.05%	to	1.25%	4.56%	to	5.39%	5.22%	to	5.43%

Federated Hermes Kaufmann Fund
2021	170,384	33.64	to	43.67	6,032,562	0.35%	to	1.25%	—	to	—	1.13%	to	2.04%
2020	180,471	32.96	to	39.33	6,290,468	0.35%	to	1.25%	—	to	—	26.89%	to	28.04%
2019	196,503	25.75	to	31.00	5,383,816	0.35%	to	1.25%	—	to	—	31.42%	to	32.61%
2018	211,361	19.41	to	23.59	4,384,038	0.35%	to	1.25%	—	to	—	2.33%	to	3.26%
2017	234,119	18.80	to	23.05	4,713,261	0.35%	to	1.25%	—	to	—	26.10%	to	27.24%

Federated Hermes Short-Term Income Fund
2021	8,296	10.67	to	10.67	88,481	0.35%	to	0.35%	0.94%	to	0.94%	(0.71)%	to	(0.71)%
2020	8,941	10.74	to	10.74	96,049	0.35%	to	0.35%	1.59%	to	1.59%	3.10%	to	3.10%
2019	8,944	10.42	to	10.42	93,176	0.35%	to	0.35%	2.34%	to	2.34%	3.96%	to	3.96%
2018	9,199	10.02	to	10.02	92,193	0.35%	to	0.35%	0.37%	to	0.37%	(26.85)%	to	(26.85)%
2017	6,880	13.70	to	13.70	94,263	0.35%	to	0.35%	1.51%	to	1.51%	1.29%	to	1.29%

Federated Hermes Total Return Bond Fund
2021	4,775	15.90	to	54.27	125,534	0.50%	to	1.25%	—	to	2.27%	(1.61)%	to	(0.87)%
2020	5,395	16.16	to	54.74	140,459	0.50%	to	1.25%	2.26%	to	2.27%	7.65%	to	8.46%
2019	5,804	15.01	to	50.47	144,002	0.50%	to	1.25%	2.88%	to	2.89%	7.79%	to	8.60%
2018	5,921	13.92	to	46.47	131,714	0.50%	to	1.25%	2.89%	to	2.89%	(2.63)%	to	(1.90)%
2017	8,293	14.30	to	47.37	176,329	0.50%	to	1.25%	2.65%	to	2.65%	2.54%	to	3.31%

Federated Hermes Clover Small Value Fund
2021	2,556	24.04	to	26.30	66,937	0.35%	to	1.25%	0.08%	to	0.21%	28.58%	to	29.75%
2020	2,807	18.70	to	20.27	56,551	0.35%	to	1.25%	0.13%	to	0.19%	7.78%	to	8.75%
2019	3,089	17.35	to	18.64	57,399	0.35%	to	1.25%	—	to	0.37%	18.18%	to	19.25%
2018	3,398	14.68	to	15.63	52,989	0.35%	to	1.25%	0.04%	to	0.06%	(19.39)%	to	(18.65)%
2017	4,466	18.21	to	19.21	85,477	0.35%	to	1.25%	0.38%	to	0.76%	10.75%	to	11.75%

Federated Hermes International Leaders Fund
2021	318	19.20	to	21.05	6,697	0.50%	to	1.25%	0.03%	to	0.55%	3.45%	to	4.23%
2020	332	18.56	to	20.19	6,642	0.50%	to	1.25%	0.11%	to	0.11%	14.03%	to	17.86%
2019	310	16.28	to	17.13	5,271	0.75%	to	1.25%	2.52%	to	3.81%	25.10%	to	25.73%
2018	123	13.01	to	13.63	1,651	0.75%	to	1.25%	2.25%	to	2.50%	(21.84)%	to	(21.45)%
2017	110	16.65	to	17.35	1,876	0.75%	to	1.25%	0.31%	to	0.43%	26.39%	to	27.02%

Fidelity® VIP Growth Opportunities Portfolio
2021	14,582	79.58	to	79.58	1,160,384	—	to	0.70%	—	to	—	11.16%	to	11.94%
2020	16,302	71.59	to	90.69	1,169,060	—	to	0.70%	0.01%	to	0.01%	67.48%	to	68.66%
2019	17,733	42.74	to	53.77	759,142	—	to	0.70%	0.12%	to	0.16%	39.86%	to	40.84%
2018	22,749	30.56	to	38.18	696,081	—	to	0.70%	0.12%	to	0.12%	11.67%	to	12.46%
2017	22,603	27.37	to	33.95	619,288	—	to	0.70%	0.22%	to	0.33%	33.58%	to	34.51%

Fidelity® VIP Overseas Portfolio
2021	2,629	21.61	to	21.61	56,824	0.70%	to	0.70%	0.54%	to	0.54%	18.86%	to	18.86%
2020	2,535	18.18	to	18.18	46,074	0.70%	to	0.70%	0.25%	to	0.25%	14.81%	to	14.81%
2019	7,288	15.83	to	15.83	115,389	0.70%	to	0.70%	1.71%	to	1.71%	26.87%	to	26.87%
2018	7,757	12.48	to	12.48	96,799	0.70%	to	0.70%	1.62%	to	1.62%	(15.41)%	to	(15.41)%
2017	7,300	14.75	to	14.75	107,696	0.70%	to	0.70%	1.49%	to	1.49%	29.38%	to	29.38%

Fidelity® VIP Value Strategies Portfolio
2021	14,810	33.36	to	33.36	494,095	0.70%	to	0.70%	2.02%	to	2.02%	32.67%	to	32.67%
2020	1,810	25.15	to	25.15	45,523	0.70%	to	0.70%	1.31%	to	1.31%	7.50%	to	7.50%
2019	2,447	23.39	to	23.39	57,235	0.70%	to	0.70%	1.72%	to	1.72%	33.59%	to	33.59%
2018	3,344	17.51	to	17.51	58,555	0.70%	to	0.70%	0.98%	to	0.98%	(17.90)%	to	(17.90)%
2017	3,707	21.33	to	21.33	79,073	0.70%	to	0.70%	1.48%	to	1.48%	18.53%	to	18.53%

Fidelity® VIP Balanced Portfolio
2021	59,152	35.39	to	37.14	2,093,919	—	to	0.70%	—	to	0.94%	17.44%	to	18.26%
2020	65,175	30.14	to	31.41	1,964,516	—	to	0.70%	1.38%	to	1.47%	21.53%	to	22.39%
2019	58,948	24.80	to	25.66	1,462,000	—	to	0.70%	1.71%	to	1.76%	23.64%	to	24.51%
2018	66,897	20.06	to	20.61	1,341,879	—	to	0.70%	1.39%	to	1.48%	(4.89)%	to	(4.22)%
2017	74,005	21.09	to	21.52	1,560,776	—	to	0.70%	1.43%	to	1.48%	15.62%	to	16.43%

Fidelity® VIP Growth & Income Portfolio
2021	7,337	34.44	to	34.44	252,666	0.70%	to	0.70%	1.79%	to	1.79%	25.07%	to	25.07%
2020	11,737	27.53	to	27.53	323,159	0.70%	to	0.70%	2.00%	to	2.00%	7.10%	to	7.10%
2019	15,158	25.71	to	25.71	389,702	0.70%	to	0.70%	3.60%	to	3.60%	29.15%	to	29.15%
2018	16,686	19.91	to	19.91	332,187	0.70%	to	0.70%	0.34%	to	0.34%	(9.62)%	to	(9.62)%
2017	16,283	22.03	to	22.03	358,652	0.70%	to	0.70%	1.22%	to	1.22%	16.08%	to	16.08%

Fidelity® VIP Freedom 2020 Portfolio
2021	3,087	38.04	to	38.04	117,428	0.35%	to	0.35%	0.87%	to	0.87%	8.88%	to	8.88%
2020	3,087	34.93	to	34.93	107,835	0.35%	to	0.35%	1.06%	to	1.06%	14.32%	to	14.32%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2019	3,087	30.56	to	30.56	94,323	0.35%	to	0.35%	1.88%	to	1.88%	19.46%	to	19.46%
2018	1,433	25.58	to	25.58	36,654	0.35%	to	0.35%	1.31%	to	1.31%	(6.41)%	to	(6.41)%
2017	1,433	27.33	to	27.33	39,163	0.35%	to	0.35%	1.19%	to	1.19%	15.85%	to	15.85%

Fidelity® VIP Freedom 2030 Portfolio
2021	17,387	41.70	to	46.92	815,816	0.35%	to	1.25%	—	to	0.87%	1.07%	to	11.68%
2020	17,462	41.26	to	42.01	733,666	0.35%	to	0.50%	0.98%	to	1.02%	16.06%	to	16.24%
2019	17,226	35.55	to	36.15	622,632	0.35%	to	0.50%	1.72%	to	1.75%	23.49%	to	23.68%
2018	18,198	28.79	to	29.23	531,853	0.35%	to	0.50%	1.09%	to	1.15%	(8.52)%	to	(8.38)%
2017	22,496	31.47	to	31.90	717,575	0.35%	to	0.50%	1.04%	to	1.14%	20.09%	to	20.27%

Fidelity® VIP Freedom 2015 Portfolio
2021	3,586	33.28	to	33.28	119,348	0.35%	to	0.35%	0.98%	to	0.98%	7.02%	to	7.02%
2020	2,741	31.10	to	31.10	85,258	0.35%	to	0.35%	1.34%	to	1.34%	13.17%	to	13.17%
2019	2,012	27.48	to	27.48	55,291	0.35%	to	0.35%	1.36%	to	1.36%	17.56%	to	17.56%
2018	3,063	23.38	to	23.38	71,593	0.35%	to	0.35%	1.22%	to	1.22%	(5.61)%	to	(5.61)%
2017	4,631	24.77	to	24.77	114,696	0.35%	to	0.35%	1.29%	to	1.29%	14.40%	to	14.40%

Fidelity® VIP Freedom 2025 Portfolio
2021	11,546	42.35	to	42.35	488,929	0.35%	to	0.35%	0.79%	to	0.79%	10.16%	to	10.16%
2020	13,363	38.44	to	38.44	513,670	0.35%	to	0.35%	1.03%	to	1.03%	15.27%	to	15.27%
2019	12,850	33.35	to	33.35	428,505	0.35%	to	0.35%	1.79%	to	1.79%	21.09%	to	21.09%
2018	13,520	27.54	to	27.54	372,334	0.35%	to	0.35%	1.22%	to	1.22%	(7.10)%	to	(7.10)%
2017	13,656	29.64	to	29.64	404,822	0.35%	to	0.35%	1.17%	to	1.17%	17.16%	to	17.16%

Fidelity Advisor® Stock Selector All Cap Fund
2021	65	35.00	to	35.00	2,279	1.05%	to	1.25%	0.00%	to	0.01%	20.96%	to	23.27%
2020	500	28.93	to	28.93	14,485	1.25%	to	1.25%	0.38%	to	0.38%	22.67%	to	22.67%
2019	424	23.59	to	23.59	10,005	1.25%	to	1.25%	0.40%	to	0.40%	29.89%	to	29.89%
2018	386	18.16	to	18.16	7,016	1.25%	to	1.25%	0.12%	to	0.12%	(10.27)%	to	(10.27)%
2017	258	20.46	to	20.24	5,230	1.05%	to	1.25%	—	to	0.12%	23.01%	to	23.25%

Templeton Global Opportunities Trust ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	2,845	25.92	to	27.08	74,355	0.75%	to	1.25%	—	to	1.66%	20.53%	to	21.13%

Templeton Developing Markets Trust
2021	57,256	14.46	to	19.96	842,333	0.35%	to	1.25%	—	to	2.88%	(6.97)%	to	(6.13)%
2020	65,366	15.40	to	19.54	1,073,798	0.35%	to	1.25%	1.10%	to	1.25%	17.20%	to	18.26%
2019	74,539	13.02	to	16.68	1,050,982	0.35%	to	1.25%	3.67%	to	3.74%	24.82%	to	25.95%
2018	75,886	10.34	to	13.36	869,892	0.35%	to	1.25%	1.19%	to	1.23%	(17.25)%	to	(16.49)%
2017	78,674	12.38	to	16.14	1,072,618	0.35%	to	1.25%	0.98%	to	1.11%	38.47%	to	39.72%

Franklin High Income Fund
2021	40,103	21.11	to	23.18	856,363	0.35%	to	1.25%	—	to	4.80%	3.70%	to	4.63%
2020	38,156	20.36	to	20.75	779,171	0.35%	to	1.25%	5.45%	to	5.48%	5.43%	to	6.38%
2019	38,768	19.31	to	19.51	747,863	0.35%	to	1.25%	5.50%	to	5.57%	12.86%	to	13.88%
2018	43,405	17.11	to	17.13	737,508	0.35%	to	1.25%	5.57%	to	5.60%	(4.40)%	to	(3.53)%
2017	59,081	17.90	to	18.76	1,063,028	—	to	1.25%	3.14%	to	5.54%	5.41%	to	6.73%

Franklin Strategic Income Fund
2021	167,681	16.77	to	17.85	2,861,797	0.15%	to	1.25%	—	to	175.77%	0.52%	to	0.86%
2020	146,895	16.63	to	17.30	2,472,286	0.35%	to	1.25%	4.04%	to	4.07%	2.20%	to	3.12%
2019	152,240	16.27	to	16.78	2,494,923	0.35%	to	1.25%	4.46%	to	4.47%	6.82%	to	7.79%
2018	168,930	15.23	to	15.57	2,568,622	0.35%	to	1.25%	4.11%	to	4.16%	(3.10)%	to	(2.22)%
2017	193,468	15.60	to	15.72	3,030,841	0.15%	to	1.25%	—	to	2.23%	3.21%	to	4.35%

Templeton Global Bond Fund
2021	212,685	8.84	to	16.95	3,413,261	—	to	1.25%	—	to	—	(50.48)%	to	(6.24)%
2020	229,824	16.77	to	17.85	3,914,628	—	to	1.25%	4.48%	to	4.49%	(5.60)%	to	(4.41)%
2019	273,906	17.76	to	18.68	4,918,017	—	to	1.25%	3.40%	to	5.88%	(0.62)%	to	65.27%
2018	309,258	11.30	to	17.87	5,552,859	—	to	1.25%	6.14%	to	6.89%	(4.96)%	to	—
2017	352,943	11.89	to	17.87	6,280,831	—	to	1.25%	3.19%	to	3.45%	(0.92)%	to	1.09%

Franklin U.S. Government Securities Fund
2021	34,532	13.22	to	14.28	462,046	0.50%	to	1.25%	—	to	2.28%	(3.28)%	to	(2.55)%
2020	33,137	13.67	to	14.66	457,635	0.50%	to	1.25%	2.59%	to	2.59%	2.19%	to	2.96%
2019	37,778	13.38	to	14.24	508,826	0.50%	to	1.25%	2.91%	to	2.93%	4.11%	to	4.90%
2018	39,632	12.85	to	13.57	511,873	0.50%	to	1.25%	3.12%	to	3.13%	(0.97)%	to	(0.22)%
2017	43,213	12.98	to	13.60	564,008	0.50%	to	1.25%	3.00%	to	3.02%	(0.50)%	to	0.25%

Franklin Small Cap Value Fund
2021	99,774	36.80	to	57.26	3,681,975	—	to	1.25%	—	to	0.55%	13.77%	to	23.91%
2020	105,516	29.70	to	50.33	3,122,464	—	to	1.25%	0.84%	to	0.84%	3.11%	to	4.08%
2019	106,100	28.53	to	48.81	3,017,388	—	to	1.25%	1.24%	to	1.24%	18.47%	to	24.47%
2018	109,634	22.92	to	41.20	2,509,657	—	to	1.25%	0.76%	to	0.78%	(26.22)%	to	(13.77)%
2017	117,557	26.59	to	55.84	3,073,501	—	to	1.25%	0.73%	to	0.75%	1.58%	to	9.26%

Franklin Mutual Global Discovery Fund
2021	470,144	21.10	to	25.34	9,366,699	—	to	1.25%	—	to	—	17.92%	to	19.40%
2020	538,867	17.67	to	19.57	8,974,517	—	to	1.25%	2.42%	to	2.94%	(5.80)%	to	(4.61)%
2019	570,715	18.52	to	20.78	10,025,419	—	to	1.25%	1.17%	to	2.01%	22.82%	to	24.37%
2018	693,884	14.89	to	16.92	9,924,036	—	to	1.25%	1.32%	to	1.91%	(12.11)%	to	(10.99)%
2017	737,045	16.73	to	19.25	11,964,540	—	to	1.25%	1.57%	to	2.27%	8.21%	to	9.57%

Templeton Growth Fund
2021	75,013	19.31	to	46.66	1,461,584	—	to	1.25%	—	to	1.66%	3.82%	to	5.12%
2020	83,444	18.60	to	44.38	1,558,462	—	to	1.25%	1.07%	to	1.12%	4.43%	to	5.74%
2019	95,106	17.81	to	41.97	1,599,412	—	to	1.25%	1.98%	to	2.09%	13.40%	to	14.83%
2018	97,180	15.70	to	36.55	1,434,406	—	to	1.25%	1.67%	to	1.82%	(15.61)%	to	(14.54)%
2017	97,776	18.61	to	42.77	1,750,344	—	to	1.25%	1.81%	to	1.88%	16.34%	to	17.80%

Franklin Income Fund
2021	327,242	21.66	to	24.45	6,911,353	0.35%	to	1.25%	4.59%	to	4.59%	15.73%	to	16.78%
2020	362,058	18.54	to	19.25	6,570,279	0.35%	to	1.25%	5.60%	to	5.61%	2.28%	to	3.21%
2019	388,568	17.97	to	18.82	6,865,078	0.35%	to	1.25%	5.24%	to	5.24%	14.31%	to	15.34%
2018	408,341	15.58	to	16.46	6,300,588	0.35%	to	1.25%	5.19%	to	5.20%	(6.48)%	to	(5.63)%
2017	525,920	16.51	to	17.60	8,624,130	0.35%	to	1.25%	5.08%	to	5.16%	7.07%	to	8.04%

Franklin Growth Fund
2021	75,470	49.32	to	55.60	3,584,767	—	to	1.25%	—	to	—	20.29%	to	21.80%
2020	76,637	40.50	to	42.10	3,059,667	—	to	1.25%	0.01%	to	0.15%	29.01%	to	30.64%
2019	536,630	31.00	to	32.64	16,729,435	—	to	1.25%	0.40%	to	0.40%	30.53%	to	32.17%
2018	606,619	23.45	to	25.00	14,304,307	—	to	1.25%	0.41%	to	0.44%	(4.59)%	to	(3.39)%
2017	610,478	24.28	to	26.21	14,934,291	—	to	1.25%	0.39%	to	0.44%	25.25%	to	26.82%

Franklin Total Return Fund
2021	16,891	15.59	to	17.11	263,359	0.50%	to	1.25%	—	to	2.22%	(1.99)%	to	(1.25)%
2020	23,589	15.90	to	16.68	374,171	0.50%	to	1.25%	2.98%	to	3.08%	5.85%	to	6.64%
2019	23,603	15.02	to	15.64	353,687	0.50%	to	1.25%	3.62%	to	3.63%	7.75%	to	8.56%
2018	24,958	13.94	to	14.41	347,102	0.50%	to	1.25%	2.73%	to	2.75%	(3.04)%	to	(2.30)%
2017	29,573	14.38	to	14.75	424,849	0.50%	to	1.25%	1.94%	to	2.15%	2.25%	to	3.02%

Franklin Mutual U.S. Value Fund +
2021	49,985	35.22	to	42.12	2,097,681	0.35%	to	1.25%	1.09%	to	4.79%	16.18%	to	27.24%
2020	52,865	30.32	to	33.11	1,744,323	0.35%	to	0.85%	4.08%	to	4.20%	(3.28)%	to	(2.80)%
2019	56,715	31.35	to	34.06	1,926,083	0.35%	to	0.85%	—	to	—	23.43%	to	24.05%
2018	66,465	25.40	to	27.46	1,820,670	0.35%	to	0.85%	1.10%	to	1.12%	(13.19)%	to	(12.76)%
2017	76,022	27.28	to	31.47	2,387,317	0.35%	to	1.25%	0.23%	to	1.06%	11.04%	to	12.04%

Franklin Mutual Beacon Fund
2021	42,413	22.47	to	24.67	957,119	0.35%	to	1.25%	—	to	1.56%	15.01%	to	16.05%
2020	51,591	19.54	to	20.14	1,011,738	0.35%	to	1.25%	2.89%	to	2.95%	2.46%	to	3.39%
2019	51,218	19.07	to	19.48	974,767	0.35%	to	1.25%	1.97%	to	2.10%	23.14%	to	24.25%
2018	53,197	15.49	to	15.67	816,737	0.35%	to	1.25%	1.45%	to	1.67%	(9.63)%	to	(8.81)%
2017	54,853	17.14	to	17.19	929,584	0.35%	to	1.25%	1.20%	to	1.60%	12.68%	to	13.70%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Franklin Mutual Shares Fund
2021	148,206	18.95	to	32.31	3,560,968	0.35%	to	1.25%	3.12%	to	3.12%	17.59%	to	18.65%
2020	165,786	15.97	to	23.67	3,375,402	0.35%	to	1.25%	1.96%	to	1.99%	(5.78)%	to	(4.93)%
2019	175,383	16.80	to	25.13	3,806,665	0.35%	to	1.25%	2.26%	to	2.43%	21.34%	to	22.44%
2018	228,403	13.72	to	20.71	3,857,472	0.35%	to	1.25%	1.44%	to	1.55%	(10.31)%	to	(9.50)%
2017	250,265	15.16	to	23.09	4,745,186	0.35%	to	1.25%	1.95%	to	1.99%	6.87%	to	7.83%

Franklin Small-Mid Cap Growth Fund
2021	96,372	47.21	to	60.89	4,465,568	—	to	1.25%	—	to	—	8.54%	to	9.91%
2020	110,570	42.96	to	49.80	4,650,860	—	to	1.25%	—	to	—	54.02%	to	55.96%
2019	171,736	27.54	to	32.33	4,691,671	—	to	1.25%	—	to	—	30.17%	to	31.81%
2018	196,987	20.90	to	24.84	4,089,490	—	to	1.25%	—	to	—	(5.79)%	to	(4.60)%
2017	202,496	21.91	to	26.36	4,441,423	—	to	1.25%	—	to	—	20.03%	to	21.53%

Franklin Conservative Allocation Fund
2021	133,365	19.14	to	21.02	2,541,021	—	to	1.25%	—	to	2.28%	6.84%	to	8.18%
2020	156,529	17.92	to	18.89	2,797,832	—	to	1.25%	1.65%	to	1.70%	7.95%	to	9.30%
2019	170,095	16.60	to	17.28	2,799,138	—	to	1.25%	2.16%	to	2.32%	11.84%	to	13.25%
2018	179,176	14.84	to	15.26	2,622,073	—	to	1.25%	2.57%	to	2.61%	(4.65)%	to	(3.44)%
2017	181,740	15.56	to	15.80	2,759,830	—	to	1.25%	0.69%	to	1.44%	9.21%	to	10.58%

Franklin Growth Allocation Fund
2021	307,965	27.05	to	29.70	8,013,351	—	to	1.25%	—	to	2.28%	14.97%	to	16.41%
2020	335,025	23.29	to	23.53	7,523,544	—	to	1.25%	1.24%	to	1.27%	13.16%	to	14.58%
2019	345,544	20.33	to	20.80	6,796,494	—	to	1.25%	0.71%	to	1.39%	20.39%	to	21.90%
2018	347,072	16.68	to	17.27	5,667,735	—	to	1.25%	1.54%	to	1.56%	(7.62)%	to	(6.45)%
2017	370,266	17.83	to	18.70	6,475,089	—	to	1.25%	1.15%	to	1.54%	17.97%	to	19.45%

Franklin Moderate Allocation Fund
2021	334,475	23.24	to	25.52	7,665,061	—	to	1.25%	—	to	2.42%	10.98%	to	12.38%
2020	365,293	20.94	to	21.51	7,526,190	—	to	1.25%	1.47%	to	1.49%	10.98%	to	12.37%
2019	348,224	18.87	to	19.14	6,429,019	—	to	1.25%	1.77%	to	1.83%	15.94%	to	17.40%
2018	371,100	16.28	to	16.30	5,888,382	—	to	1.25%	1.23%	to	2.00%	(6.01)%	to	(4.82)%
2017	385,801	17.13	to	17.32	6,482,840	—	to	1.25%	1.25%	to	1.75%	13.56%	to	14.98%

Templeton Foreign Fund
2021	197,869	21.54	to	27.08	4,454,961	—	to	1.25%	—	to	3.51%	3.76%	to	5.07%
2020	223,001	20.76	to	25.77	4,834,874	—	to	1.25%	1.30%	to	1.45%	(1.72)%	to	(0.49)%
2019	306,661	21.12	to	25.90	6,807,640	—	to	1.25%	3.09%	to	3.15%	11.07%	to	12.46%
2018	359,059	19.02	to	23.03	7,202,665	—	to	1.25%	2.07%	to	2.21%	(16.06)%	to	(15.00)%
2017	420,981	22.66	to	27.09	9,988,522	—	to	1.25%	1.30%	to	1.34%	15.63%	to	17.08%

Highland Socially Responsible Equity Fund *
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	2,066	16.81	to	24.46	57,953	—	to	1.25%	—	to	—	5.20%	to	6.53%
2019	4,364	15.78	to	23.25	107,267	—	to	1.25%	0.91%	to	0.94%	10.24%	to	10.66%
2018	3,962	14.26	to	21.09	88,004	—	to	1.25%	—	to	—	(47.22)%	to	(12.41)%
2017	4,309	24.07	to	27.02	110,889	—	to	1.25%	—	to	—	(0.07)%	to	23.84%

Goldman Sachs Income Builder Fund
2021	2,294	22.63	to	31.33	50,825	0.50%	to	1.25%	0.59%	to	3.11%	9.12%	to	60.00%
2020	2,201	19.58	to	20.74	44,573	0.75%	to	1.25%	3.28%	to	3.29%	8.16%	to	8.70%
2019	3,349	18.01	to	19.17	62,294	0.75%	to	1.25%	3.66%	to	3.67%	17.88%	to	18.48%
2018	3,548	15.20	to	16.26	55,809	0.75%	to	1.25%	3.67%	to	3.75%	(6.11)%	to	(5.63)%
2017	4,556	16.11	to	17.32	75,959	0.75%	to	1.25%	0.87%	to	3.57%	6.60%	to	7.13%

Goldman Sachs Capital Growth Fund
2021	374	42.88	to	42.88	15,127	—	to	1.25%	—	to	—	23.98%	to	36.41%
2020	268	32.14	to	34.59	8,649	0.50%	to	1.05%	0.29%	to	1.44%	21.51%	to	26.00%
2019	7	26.45	to	27.45	181	0.75%	to	1.05%	—	to	—	17.62%	to	27.63%
2018	115	21.51	to	22.49	2,551	0.50%	to	1.25%	0.02%	to	0.06%	(4.02)%	to	(0.76)%
2017	98	21.67	to	23.43	2,275	0.75%	to	1.25%	0.08%	to	0.08%	30.18%	to	30.83%

Goldman Sachs Core Fixed Income Fund
2021	11,443	14.57	to	14.59	166,714	1.05%	to	1.25%	1.58%	to	1.58%	(3.33)%	to	(3.13)%
2020	10,698	15.04	to	15.10	160,957	1.05%	to	1.25%	2.01%	to	2.01%	8.12%	to	8.34%
2019	10,065	13.88	to	13.96	139,814	1.05%	to	1.25%	2.63%	to	2.64%	8.10%	to	8.32%
2018	7,729	12.81	to	12.92	99,166	1.05%	to	1.25%	2.43%	to	2.43%	(2.11)%	to	(1.91)%
2017	7,398	13.06	to	13.19	96,830	1.05%	to	1.25%	2.19%	to	2.23%	1.84%	to	2.04%

Goldman Sachs U.S. Equity Insights Fund
2021	1	34.59	to	34.59	31	1.25%	to	1.25%	0.61%	to	0.61%	27.49%	to	27.49%
2020	1	27.13	to	27.13	14	1.25%	to	1.25%	0.81%	to	0.81%	16.36%	to	16.36%
2019	1	23.32	to	23.32	15	1.25%	to	1.25%	2.18%	to	2.18%	23.85%	to	23.85%
2018	1	18.83	to	18.83	12	1.25%	to	1.25%	0.48%	to	0.48%	(7.96)%	to	(7.96)%
2017	1	20.46	to	20.46	14	1.25%	to	1.25%	0.35%	to	0.35%	21.91%	to	21.91%

Goldman Sachs Government Income Fund
2021	80,869	13.23	to	14.92	1,101,916	—	to	1.25%	—	to	—	(3.69)%	to	(2.15)%
2020	90,244	13.74	to	15.65	1,270,285	—	to	1.25%	1.32%	to	1.33%	5.02%	to	5.03%
2019	144,890	13.08	to	14.90	2,010,390	—	to	1.25%	2.04%	to	2.05%	3.62%	to	4.45%
2018	150,174	12.52	to	14.38	1,991,708	—	to	1.25%	2.02%	to	2.02%	(1.71)%	to	(0.96)%
2017	144,857	12.64	to	14.63	1,952,352	—	to	1.25%	1.72%	to	1.74%	—	to	0.48%

Goldman Sachs Equity Income Fund
2021	5,892	21.88	to	25.67	135,085	0.50%	to	1.25%	1.45%	to	1.50%	20.33%	to	21.24%
2020	6,778	18.05	to	20.04	130,150	0.50%	to	1.25%	1.69%	to	1.69%	2.18%	to	2.95%
2019	6,484	17.53	to	19.62	121,622	0.50%	to	1.25%	—	to	1.76%	23.38%	to	24.31%
2018	6,132	14.10	to	15.90	93,224	0.50%	to	1.25%	1.66%	to	1.69%	(7.28)%	to	(6.57)%
2017	7,498	15.09	to	17.15	121,364	0.50%	to	1.25%	1.53%	to	1.79%	9.00%	to	9.82%

Goldman Sachs Growth Opportunities Fund
2021	30,065	44.86	to	49.36	1,361,174	0.50%	to	1.25%	—	to	—	10.00%	to	10.83%
2020	29,292	40.47	to	44.87	1,210,785	0.50%	to	1.25%	—	to	—	42.41%	to	43.49%
2019	31,021	28.21	to	31.51	893,525	0.50%	to	1.25%	—	to	—	32.69%	to	33.68%
2018	30,626	21.10	to	23.75	659,954	0.50%	to	1.25%	—	to	—	(6.51)%	to	(5.80)%
2017	31,022	22.40	to	25.40	710,183	0.50%	to	1.25%	—	to	—	25.24%	to	26.18%

Goldman Sachs Focused International Equity Fund
2021	1,684	15.42	to	17.36	27,238	0.50%	to	1.25%	1.33%	to	1.92%	14.85%	to	15.72%
2020	1,303	13.33	to	15.11	18,180	0.50%	to	1.25%	—	to	—	21.36%	to	30.99%
2019	1,049	10.17	to	12.45	11,777	1.05%	to	1.25%	—	to	2.01%	22.05%	to	26.09%
2018	1,900	8.34	to	9.88	16,483	0.75%	to	1.25%	0.74%	to	1.97%	(15.89)%	to	(15.47)%
2017	3,011	9.86	to	11.74	29,818	0.75%	to	1.25%	0.27%	to	1.38%	23.74%	to	24.36%

Goldman Sachs Mid Cap Value Fund
2021	85,730	47.90	to	144.46	4,518,668	—	to	1.25%	—	to	—	28.83%	to	30.45%
2020	92,403	37.18	to	110.74	4,024,248	—	to	1.25%	0.41%	to	0.44%	7.01%	to	8.36%
2019	107,064	34.75	to	102.20	4,357,260	—	to	1.25%	0.63%	to	0.68%	29.90%	to	31.53%
2018	113,636	26.75	to	77.70	3,536,088	—	to	1.25%	0.44%	to	0.46%	(11.95)%	to	(10.84)%
2017	116,766	30.38	to	87.14	4,364,390	—	to	1.25%	0.41%	to	0.42%	9.29%	to	10.66%

Goldman Sachs Small Cap Value Fund
2021	191,497	30.78	to	33.81	5,887,461	—	to	1.25%	—	to	—	24.72%	to	26.29%
2020	212,859	24.68	to	24.96	5,183,098	—	to	1.25%	0.21%	to	0.24%	0.39%	to	1.65%
2019	234,040	24.55	to	24.58	5,613,643	—	to	1.25%	0.49%	to	0.54%	21.18%	to	22.70%
2018	274,381	20.01	to	20.29	5,409,781	—	to	1.25%	0.03%	to	0.03%	(15.43)%	to	(14.35)%
2017	287,782	23.36	to	23.99	6,674,565	—	to	1.25%	0.13%	to	0.15%	10.50%	to	11.89%

Goldman Sachs Strategic Growth Fund
2021	3,157	48.58	to	55.66	169,171	0.50%	to	1.25%	—	to	—	20.00%	to	20.91%
2020	2,841	40.18	to	42.24	126,854	0.50%	to	1.25%	—	to	—	39.43%	to	40.48%
2019	1,940	28.60	to	30.30	61,251	0.50%	to	1.25%	—	to	—	33.40%	to	34.41%
2018	854	21.28	to	22.71	19,572	0.50%	to	1.25%	—	to	—	(2.87)%	to	(2.13)%
2017	1,377	21.74	to	23.38	30,802	0.50%	to	1.25%	—	to	—	28.68%	to	29.65%

Goldman Sachs High Yield Fund
2021	31,498	20.34	to	25.57	676,386	—	to	1.25%	—	to	—	2.37%	to	3.65%
2020	30,955	19.87	to	24.67	621,486	—	to	1.25%	5.49%	to	5.81%	4.00%	to	5.31%
2019	126,891	19.11	to	23.42	2,829,013	—	to	1.25%	5.49%	to	5.50%	13.63%	to	15.06%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2018	153,974	16.81	to	20.36	2,971,196	—	to	1.25%	5.17%	to	5.17%	(5.08)%	to	(3.88)%
2017	176,290	17.71	to	21.18	3,564,644	—	to	1.25%	5.05%	to	5.05%	4.36%	to	5.67%

Goldman Sachs Large Cap Value Fund
2021	19,106	19.72	to	22.01	408,006	0.50%	to	1.25%	—	to	0.74%	22.08%	to	23.00%
2020	23,086	16.15	to	17.89	401,387	0.50%	to	1.25%	0.61%	to	1.33%	2.70%	to	3.48%
2019	27,981	15.72	to	17.29	463,629	0.50%	to	1.25%	1.26%	to	1.35%	24.01%	to	24.94%
2018	26,828	12.68	to	13.84	357,875	0.50%	to	1.25%	1.00%	to	1.09%	(10.00)%	to	(9.32)%
2017	24,950	14.09	to	15.26	369,141	0.50%	to	1.25%	1.49%	to	2.59%	7.97%	to	8.78%

Goldman Sachs Small/Mid Cap Growth Fund
2021	3,117	90.08	to	99.17	284,606	—	to	1.25%	—	to	—	6.40%	to	7.74%
2020	3,064	84.67	to	98.15	262,729	0.00%	to	1.25%	—	to	—	50.61%	to	60.97%
2019	3,508	56.22	to	60.97	199,210	0.50%	to	1.25%	—	to	—	30.45%	to	35.99%
2018	10,313	41.34	to	46.74	462,183	—	to	1.25%	—	to	—	(6.99)%	to	(5.81)%
2017	9,939	44.44	to	49.62	476,287	—	to	1.25%	—	to	—	26.15%	to	27.73%

Goldman Sachs Satellite Strategies Portfolio
2021	155	14.53	to	14.53	2,250	0.85%	to	0.85%	3.51%	to	3.51%	7.28%	to	7.28%
2020	143	13.54	to	13.54	1,931	0.85%	to	0.85%	1.96%	to	1.96%	2.54%	to	2.54%
2019	128	13.21	to	13.21	1,691	0.85%	to	0.85%	3.52%	to	3.52%	17.38%	to	17.38%
2018	114	11.25	to	11.25	1,280	0.85%	to	0.85%	2.56%	to	2.56%	(11.16)%	to	(11.16)%
2017	99	12.66	to	12.66	1,254	0.85%	to	0.85%	3.50%	to	3.50%	13.32%	to	13.32%

Hartford Balanced HLS Fund
2021	267,704	27.10	to	34.64	7,960,699	—	to	1.25%	—	to	—	12.39%	to	17.89%
2020	286,237	22.98	to	31.56	7,182,879	—	to	1.25%	0.78%	to	1.56%	4.26%	to	9.97%
2019	324,417	20.90	to	30.27	7,322,170	—	to	1.25%	1.79%	to	1.97%	10.19%	to	20.95%
2018	354,235	17.28	to	27.47	6,560,732	—	to	1.25%	1.55%	to	2.02%	(11.44)%	to	(6.68)%
2017	404,821	18.52	to	31.02	7,937,800	—	to	1.25%	1.82%	to	2.42%	12.96%	to	13.87%

Hartford Total Return Bond HLS Fund
2021	724,086	11.29	to	24.76	12,233,044	—	to	1.25%	—	to	2.43%	(5.76)%	to	(2.41)%
2020	766,982	11.98	to	15.85	13,189,173	—	to	1.25%	3.63%	to	3.80%	4.72%	to	7.36%
2019	840,342	11.44	to	14.76	13,250,123	—	to	1.25%	3.72%	to	3.95%	6.42%	to	8.95%
2018	949,387	10.75	to	13.55	13,502,835	—	to	1.25%	3.36%	to	3.94%	(5.04)%	to	(2.15)%
2017	1,036,103	11.32	to	13.85	14,758,087	—	to	1.25%	2.42%	to	2.99%	2.07%	to	3.50%

Hartford Capital Appreciation HLS Fund
2021	376,496	56.45	to	90.46	20,631,853	—	to	1.25%	—	to	0.34%	13.34%	to	14.76%
2020	458,193	49.81	to	78.83	21,389,501	—	to	1.25%	—	to	0.93%	20.40%	to	21.91%
2019	582,211	41.37	to	64.66	24,516,405	—	to	1.25%	1.15%	to	1.21%	29.65%	to	31.28%
2018	641,534	31.91	to	49.25	20,759,778	—	to	1.25%	0.89%	to	0.91%	(8.12)%	to	(6.96)%
2017	722,790	34.73	to	52.93	25,412,885	—	to	1.25%	1.07%	to	1.10%	20.63%	to	22.14%

Hartford Dividend and Growth HLS Fund
2021	1,370,726	16.11	to	56.96	29,022,384	—	to	1.25%	—	to	—	(27.42)%	to	71.31%
2020	1,612,271	22.19	to	29.17	25,706,912	—	to	1.25%	1.65%	to	2.00%	6.11%	to	95.99%
2019	1,815,220	11.32	to	27.49	26,234,555	—	to	1.25%	1.65%	to	1.84%	26.71%	to	28.60%
2018	2,140,727	8.80	to	21.70	23,859,566	—	to	1.25%	1.61%	to	1.85%	(6.74)%	to	(5.32)%
2017	2,527,154	9.30	to	23.27	29,626,150	—	to	1.25%	1.09%	to	1.58%	16.65%	to	18.36%

The Hartford Healthcare HLS Fund
2021	88,631	72.65	to	100.87	4,509,477	—	to	1.25%	—	to	0.12%	10.01%	to	46.77%
2020	102,378	49.50	to	102.04	4,641,075	—	to	1.25%	0.29%	to	0.51%	21.26%	to	23.10%
2019	110,130	40.82	to	82.89	4,029,203	—	to	1.25%	—	to	—	32.02%	to	33.95%
2018	125,752	30.92	to	61.88	3,413,351	—	to	1.25%	—	to	0.10%	(4.17)%	to	(2.67)%
2017	130,079	32.27	to	63.58	3,564,700	—	to	1.25%	—	to	—	20.45%	to	22.26%

Hartford Global Growth HLS Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	65,698	18.79	to	20.18	1,385,910	—	to	1.25%	0.40%	to	0.40%	30.97%	to	32.61%
2018	66,444	14.35	to	15.22	1,078,953	—	to	1.25%	0.51%	to	0.51%	(5.01)%	to	(3.81)%
2017	76,212	15.10	to	15.82	1,282,662	—	to	1.25%	0.51%	to	0.53%	31.08%	to	32.73%

Hartford Disciplined Equity HLS Fund
2021	609,670	13.17	to	47.87	14,631,300	—	to	1.25%	—	to	0.56%	23.96%	to	95.48%
2020	625,289	10.62	to	10.67	13,184,357	—	to	1.25%	0.30%	to	0.30%	(63.17)%	to	(63.01)%
2019	25	28.84	to	28.84	735	0.50%	to	0.50%	1.14%	to	1.14%	33.09%	to	33.09%
2018	4	21.67	to	21.67	93	0.50%	to	0.50%	0.87%	to	0.87%	(4.69)%	to	(4.69)%

Hartford Growth Opportunities HLS Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	248,765	35.43	to	37.83	7,847,961	—	to	1.25%	—	to	—	4.85%	to	29.06%
2018	278,526	29.31	to	33.79	6,767,411	—	to	1.25%	—	to	—	(12.05)%	to	(0.73)%
2017	286,436	29.53	to	38.42	7,003,093	—	to	1.25%	—	to	—	28.80%	to	28.83%

Hartford International Opportunities HLS Fund
2021	53,469	22.24	to	23.67	1,162,627	0.35%	to	1.25%	—	to	1.03%	7.44%	to	18.23%
2020	47,501	18.81	to	20.72	981,302	0.35%	to	1.25%	1.97%	to	2.09%	18.95%	to	20.03%
2019	49,650	15.81	to	17.26	860,347	0.35%	to	1.25%	1.86%	to	1.94%	24.86%	to	25.98%
2018	60,238	12.66	to	13.70	824,928	0.35%	to	1.25%	1.88%	to	1.92%	(19.76)%	to	(19.03)%
2017	57,250	15.78	to	16.92	976,497	0.35%	to	1.25%	1.06%	to	1.79%	23.70%	to	24.82%

Hartford MidCap HLS Fund
2021	165,128	70.16	to	86.33	13,565,873	—	to	1.25%	—	to	—	8.54%	to	9.91%
2020	217,527	64.64	to	78.55	15,543,870	—	to	1.25%	0.05%	to	0.05%	23.55%	to	25.10%
2019	282,568	52.32	to	62.79	16,456,246	—	to	1.25%	0.17%	to	0.18%	31.21%	to	32.87%
2018	338,763	39.87	to	47.26	14,978,744	—	to	1.25%	0.02%	to	0.03%	(8.60)%	to	(7.44)%
2017	379,865	43.62	to	51.06	18,370,335	—	to	1.25%	—	to	—	22.93%	to	24.47%

Hartford Ultrashort Bond HLS Fund
2021	411,565	10.02	to	13.56	3,698,364	—	to	1.25%	—	to	0.53%	(19.05)%	to	3.23%
2020	430,027	9.71	to	13.59	4,037,427	—	to	1.25%	2.09%	to	3.11%	0.01%	to	1.44%
2019	361,757	9.71	to	13.39	3,602,850	—	to	1.25%	1.43%	to	1.54%	1.27%	to	2.81%
2018	366,274	9.59	to	13.03	3,597,812	—	to	1.25%	0.82%	to	1.13%	0.01%	to	1.57%
2017	419,671	9.59	to	12.83	4,133,877	—	to	1.25%	0.35%	to	0.50%	(0.45)%	to	1.01%

Hartford Small Company HLS Fund
2021	288,946	34.47	to	72.52	5,401,903	—	to	1.25%	—	to	—	(46.28)%	to	236.42%
2020	351,776	12.27	to	64.17	6,282,544	—	to	1.25%	—	to	—	53.59%	to	55.52%
2019	463,855	7.89	to	41.78	5,142,763	—	to	1.25%	—	to	—	35.30%	to	37.00%
2018	536,008	5.76	to	30.88	4,465,952	—	to	1.25%	—	to	—	(5.43)%	to	(4.23)%
2017	630,837	6.01	to	32.66	5,675,296	—	to	1.25%	—	to	—	24.80%	to	26.36%

Hartford Small Cap Growth HLS Fund
2021	20,302	36.60	to	48.01	882,419	—	to	1.25%	—	to	—	(4.06)%	to	2.73%
2020	17,955	38.15	to	40.23	761,127	—	to	1.25%	—	to	—	28.36%	to	31.54%
2019	18,875	29.72	to	30.58	609,765	—	to	1.25%	—	to	—	11.06%	to	34.13%
2018	21,197	22.80	to	26.76	509,961	—	to	1.25%	—	to	—	(16.71)%	to	(12.80)%
2017	23,665	26.15	to	32.13	651,761	—	to	1.25%	0.04%	to	0.04%	18.59%	to	20.02%

Hartford Stock HLS Fund
2021	134,009	39.88	to	76.33	5,599,561	0.35%	to	1.25%	—	to	1.21%	24.54%	to	37.04%
2020	150,395	29.10	to	38.29	5,054,224	0.35%	to	1.25%	1.49%	to	1.54%	10.40%	to	11.69%
2019	168,968	26.36	to	34.29	5,092,467	0.35%	to	1.25%	—	to	0.16%	(31.41)%	to	29.26%
2018	180,209	20.39	to	49.99	4,162,652	—	to	1.25%	1.56%	to	1.61%	(1.63)%	to	(0.14)%
2017	202,008	20.73	to	50.06	4,707,709	—	to	1.25%	1.79%	to	1.87%	18.06%	to	19.85%

Hartford U.S. Government Securities HLS Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	54,836	10.98	to	11.28	630,800	0.35%	to	1.25%	2.47%	to	2.75%	3.91%	to	4.85%
2018	59,501	10.48	to	10.86	654,018	0.35%	to	1.25%	1.65%	to	2.40%	(0.41)%	to	0.49%
2017	71,142	10.43	to	10.91	781,853	0.35%	to	1.25%	2.06%	to	2.19%	0.06%	to	0.97%

Hartford Value HLS Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	64,663	24.86	to	28.12	1,664,998	—	to	1.25%	1.92%	to	2.06%	26.12%	to	27.71%
2018	70,399	19.71	to	22.02	1,436,299	—	to	1.25%	1.67%	to	1.70%	(11.30)%	to	(10.18)%
2017	73,421	22.22	to	24.52	1,685,989	—	to	1.25%	0.70%	to	1.80%	14.01%	to	15.44%

The Hartford Checks and Balances Fund
2021	9,957	26.22	to	28.66	275,982	0.50%	to	1.25%	2.40%	to	2.53%	12.86%	to	13.71%
2020	9,669	23.23	to	25.20	235,616	0.50%	to	1.25%	1.85%	to	2.08%	11.50%	to	12.34%
2019	16,097	20.84	to	22.43	346,172	0.50%	to	1.25%	2.64%	to	2.68%	20.90%	to	21.81%
2018	15,870	17.23	to	18.42	280,551	0.50%	to	1.25%	2.86%	to	3.50%	(4.87)%	to	(4.15)%
2017	20,116	18.12	to	19.21	376,310	0.50%	to	1.25%	3.38%	to	3.91%	12.91%	to	13.76%

The Hartford High Yield
2021	6,249	18.81	to	21.48	133,734	0.35%	to	1.25%	0.38%	to	3.67%	2.09%	to	5.16%
2020	5,544	18.43	to	20.43	113,077	0.50%	to	1.25%	4.10%	to	4.38%	(3.81)%	to	6.64%
2019	4,352	19.16	to	19.16	83,364	0.50%	to	0.50%	4.86%	to	4.86%	14.12%	to	14.12%
2018	3,247	16.79	to	16.79	54,504	0.50%	to	0.50%	5.04%	to	5.04%	(4.04)%	to	(4.04)%
2017	2,994	16.14	to	17.49	51,270	0.50%	to	1.25%	4.95%	to	4.96%	5.78%	to	6.57%

The Hartford Dividend and Growth Fund
2021	25,847	31.77	to	60.85	981,423	0.35%	to	1.25%	0.00%	to	0.95%	29.24%	to	30.41%
2020	25,456	24.59	to	27.83	755,941	0.35%	to	1.25%	1.37%	to	1.70%	6.30%	to	7.26%
2019	32,565	23.13	to	25.94	881,158	0.35%	to	1.25%	1.46%	to	1.46%	26.13%	to	27.27%
2018	33,877	18.34	to	20.38	710,585	0.35%	to	1.25%	0.82%	to	1.42%	(6.74)%	to	(5.89)%
2017	76,657	19.66	to	21.66	2,129,884	0.35%	to	1.25%	1.31%	to	1.34%	16.28%	to	17.33%

The Hartford International Opportunities Fund
2021	19,012	17.58	to	21.96	362,630	0.50%	to	1.25%	0.00%	to	1.23%	5.95%	to	6.75%
2020	17,398	16.60	to	18.40	302,444	0.50%	to	1.25%	0.27%	to	0.43%	18.80%	to	19.69%
2019	27,822	13.97	to	15.37	414,342	0.50%	to	1.25%	0.17%	to	1.25%	24.06%	to	25.00%
2018	35,625	11.26	to	12.30	422,399	0.50%	to	1.25%	0.98%	to	1.03%	(19.95)%	to	(19.34)%
2017	38,878	14.07	to	15.25	576,866	0.50%	to	1.25%	1.18%	to	1.37%	22.70%	to	23.62%

The Hartford MidCap Fund
2021	20,142	41.05	to	44.87	852,461	0.50%	to	1.25%	—	to	0.22%	8.15%	to	8.97%
2020	22,960	37.96	to	41.18	892,906	0.50%	to	1.25%	—	to	—	23.03%	to	23.96%
2019	27,319	30.85	to	33.22	856,738	0.50%	to	1.25%	—	to	—	30.59%	to	31.57%
2018	29,894	23.63	to	25.25	717,336	0.50%	to	1.25%	—	to	—	(8.81)%	to	(8.12)%
2017	39,883	25.91	to	27.48	1,054,714	0.50%	to	1.25%	—	to	—	22.39%	to	23.31%

The Hartford Small Company Fund
2021	9,211	33.25	to	74.11	398,779	—	to	1.25%	—	to	—	(0.25)%	to	1.01%
2020	9,166	33.33	to	39.59	409,208	—	to	1.25%	—	to	—	51.96%	to	64.01%
2019	11,266	21.93	to	24.14	326,264	0.50%	to	1.25%	—	to	—	28.13%	to	34.88%
2018	16,772	16.26	to	18.84	344,346	—	to	1.25%	—	to	—	(5.48)%	to	(4.28)%
2017	43,132	17.20	to	19.68	902,624	—	to	1.25%	—	to	—	23.71%	to	25.26%

The Hartford Total Return Bond Fund
2021	36,040	14.97	to	16.70	577,252	0.35%	to	1.25%	—	to	1.30%	(1.59)%	to	1.61%
2020	28,416	14.73	to	16.67	463,161	0.35%	to	1.25%	2.14%	to	2.34%	7.55%	to	8.52%
2019	35,108	13.70	to	15.36	527,645	0.35%	to	1.25%	2.82%	to	2.82%	8.51%	to	9.50%
2018	36,383	12.62	to	14.03	498,599	0.35%	to	1.25%	3.10%	to	3.25%	(2.67)%	to	(1.79)%
2017	35,121	12.97	to	14.28	488,300	0.35%	to	1.25%	2.78%	to	3.21%	3.75%	to	4.69%

The Hartford Healthcare Fund
2021	8,141	44.62	to	78.02	440,830	0.35%	to	1.25%	—	to	—	8.55%	to	9.53%
2020	13,800	41.10	to	46.52	636,339	0.35%	to	1.25%	—	to	—	21.01%	to	22.11%
2019	8,885	33.96	to	38.10	368,736	0.35%	to	1.25%	—	to	—	31.58%	to	32.77%
2018	8,512	25.81	to	28.69	261,446	0.35%	to	1.25%	—	to	—	(4.23)%	to	(3.36)%
2017	7,559	26.95	to	29.69	252,870	0.35%	to	1.25%	—	to	—	20.07%	to	21.15%

The Hartford Growth Opportunities Fund
2021	6,370	48.49	to	96.30	363,612	0.50%	to	1.25%	—	to	—	6.01%	to	6.81%
2020	5,444	45.74	to	50.71	290,812	0.50%	to	1.25%	—	to	—	59.35%	to	60.55%
2019	12,370	28.70	to	31.59	377,630	0.50%	to	1.25%	—	to	—	28.33%	to	29.30%
2018	10,257	22.37	to	24.43	244,576	0.50%	to	1.25%	—	to	—	(1.45)%	to	(0.71)%
2017	8,680	22.70	to	24.60	211,170	0.50%	to	1.25%	—	to	—	28.55%	to	29.52%

Hartford Quality Value Fund +
2021	140	22.71	to	25.36	3,552	0.50%	to	1.25%	1.52%	to	5.36%	13.59%	to	26.88%
2020	140	19.99	to	19.99	2,790	0.50%	to	0.50%	2.30%	to	2.30%	1.72%	to	1.72%
2019	140	19.65	to	19.65	2,743	0.50%	to	0.50%	2.42%	to	2.42%	28.72%	to	28.72%
2018	140	15.27	to	15.27	2,132	0.50%	to	0.50%	1.37%	to	1.37%	(9.64)%	to	(9.64)%
2017	811	15.59	to	16.90	12,819	0.50%	to	1.25%	0.97%	to	0.97%	9.99%	to	10.81%

Hartford Moderate Allocation Fund
2021	124,809	17.23	to	28.84	2,386,494	0.35%	to	1.25%	—	to	2.09%	8.22%	to	13.40%
2020	129,717	15.92	to	17.65	2,272,535	0.50%	to	1.25%	1.30%	to	1.61%	9.71%	to	10.53%
2019	144,884	14.51	to	15.97	2,332,520	0.50%	to	1.25%	1.71%	to	1.77%	16.59%	to	17.47%
2018	144,105	12.45	to	13.59	1,984,555	0.50%	to	1.25%	1.59%	to	2.90%	(7.15)%	to	(6.44)%
2017	192,965	13.40	to	15.33	2,836,347	—	to	1.25%	2.54%	to	2.90%	13.27%	to	14.69%

The Hartford Conservative Allocation Fund
2021	31,797	14.50	to	20.63	535,267	0.35%	to	1.25%	1.69%	to	1.96%	3.96%	to	9.74%
2020	51,803	13.95	to	15.47	938,228	0.50%	to	1.25%	1.61%	to	1.66%	7.34%	to	8.15%
2019	48,261	13.00	to	14.30	809,412	0.50%	to	1.25%	0.27%	to	2.36%	12.26%	to	13.11%
2018	54,468	11.58	to	12.64	801,765	0.50%	to	1.25%	1.04%	to	3.19%	(4.85)%	to	(4.13)%
2017	69,618	12.17	to	13.92	1,036,704	—	to	1.25%	3.17%	to	12.65%	8.68%	to	10.04%

The Hartford Capital Appreciation Fund
2021	264,648	28.66	to	63.34	8,328,910	0.35%	to	1.25%	—	to	—	13.70%	to	15.05%
2020	298,794	25.21	to	28.47	8,254,514	0.35%	to	1.25%	0.22%	to	0.55%	14.81%	to	19.23%
2019	323,685	21.14	to	24.80	7,391,614	—	to	1.25%	0.24%	to	0.25%	28.78%	to	30.40%
2018	349,741	16.42	to	19.02	6,145,150	—	to	1.25%	0.14%	to	0.14%	(6.09)%	to	(4.90)%
2017	394,452	17.48	to	20.00	7,302,432	—	to	1.25%	0.38%	to	0.48%	19.75%	to	21.25%

The Hartford Global Capital Appreciation Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	57,922	19.91	to	21.11	1,197,071	0.50%	to	1.25%	0.65%	to	1.49%	19.34%	to	20.23%

The Hartford Growth Allocation Fund
2021	152,229	20.53	to	37.09	3,384,125	0.35%	to	1.25%	—	to	2.26%	12.18%	to	16.65%
2020	147,648	18.30	to	20.29	2,903,120	0.50%	to	1.25%	1.25%	to	1.65%	11.61%	to	12.45%
2019	158,005	16.40	to	18.05	2,778,135	0.50%	to	1.25%	0.79%	to	1.51%	20.42%	to	21.33%
2018	155,610	13.62	to	14.87	2,251,441	0.50%	to	1.25%	0.77%	to	1.01%	(8.56)%	to	(7.86)%
2017	204,910	14.89	to	17.03	3,286,821	—	to	1.25%	1.56%	to	2.39%	16.97%	to	18.43%

The Hartford Inflation Plus Fund
2021	35,807	13.72	to	15.10	505,920	—	to	1.25%	—	to	—	3.45%	to	4.75%
2020	32,730	13.26	to	15.37	447,766	—	to	1.25%	—	to	1.36%	7.81%	to	15.24%
2019	36,252	12.30	to	13.34	458,046	0.50%	to	1.25%	—	to	1.53%	1.02%	to	5.32%
2018	40,645	11.68	to	13.20	492,011	—	to	1.25%	3.69%	to	3.85%	(2.59)%	to	(1.36)%
2017	40,472	11.99	to	13.39	501,533	—	to	1.25%	4.31%	to	4.37%	0.38%	to	1.64%

The Hartford Equity Income Fund
2021	19,382	34.61	to	38.50	704,923	0.35%	to	1.25%	—	to	1.42%	23.53%	to	24.64%
2020	21,215	28.02	to	30.89	621,327	0.35%	to	1.25%	1.83%	to	1.86%	2.99%	to	3.92%
2019	18,536	27.21	to	29.73	524,818	0.35%	to	1.25%	1.71%	to	1.72%	24.28%	to	25.41%
2018	22,601	21.89	to	23.70	516,949	0.35%	to	1.25%	1.80%	to	1.82%	(9.18)%	to	(8.36)%
2017	27,961	24.10	to	25.87	694,630	0.35%	to	1.25%	1.65%	to	1.65%	15.95%	to	17.00%

The Hartford Balanced Income Fund
2021	20,265	20.80	to	22.57	436,741	0.15%	to	1.25%	—	to	1.59%	8.45%	to	13.51%
2020	25,236	19.18	to	20.66	496,694	0.50%	to	1.25%	2.14%	to	2.23%	6.07%	to	6.87%
2019	23,098	18.08	to	19.33	425,309	0.50%	to	1.25%	1.96%	to	2.59%	17.47%	to	18.36%
2018	39,809	15.39	to	16.33	632,665	0.50%	to	1.25%	2.79%	to	3.99%	(6.61)%	to	(6.35)%
2017	12,184	16.44	to	17.49	203,216	0.35%	to	1.25%	—	to	2.60%	10.04%	to	11.03%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

The Hartford International Small Company Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	2,415	11.61	to	12.32	28,461	0.50%	to	1.25%	0.51%	to	0.72%	(27.35)%	to	(26.80)%
2017	2,058	15.98	to	16.83	33,485	0.50%	to	1.25%	0.03%	to	1.39%	32.67%	to	33.67%

The Hartford MidCap Value Fund
2021	2,423	24.20	to	26.26	60,689	0.50%	to	1.25%	—	to	—	26.38%	to	27.33%
2020	1,958	19.15	to	20.62	38,860	0.50%	to	1.25%	0.25%	to	0.27%	(1.04)%	to	(0.29)%
2019	8,749	19.35	to	20.68	174,527	0.50%	to	1.25%	0.38%	to	0.61%	28.76%	to	35.48%
2018	6,393	15.03	to	15.27	96,397	1.05%	to	1.25%	0.20%	to	0.27%	(15.85)%	to	(15.68)%
2017	6,849	17.86	to	18.61	122,749	0.65%	to	1.25%	—	to	—	11.66%	to	12.33%

Hotchkis and Wiley Large Cap Value Fund
2021	18,926	29.42	to	34.48	607,315	—	to	1.25%	—	to	0.74%	26.94%	to	28.54%
2020	20,591	23.18	to	23.44	515,584	—	to	1.25%	1.79%	to	1.80%	(1.77)%	to	(0.53)%
2019	24,324	23.57	to	23.59	617,869	—	to	1.25%	—	to	1.30%	27.13%	to	28.73%
2018	30,411	18.31	to	18.56	604,219	—	to	1.25%	1.50%	to	1.51%	(15.54)%	to	(14.47)%
2017	31,960	21.40	to	21.97	746,868	—	to	1.25%	—	to	1.37%	17.12%	to	18.59%

Invesco V.I. Technology Fund
2021	1,219	50.93	to	50.93	62,081	—	to	0.70%	—	to	—	13.61%	to	14.41%
2020	14,261	44.83	to	53.86	640,414	—	to	0.70%	—	to	—	45.10%	to	46.11%
2019	17,482	30.89	to	36.86	540,858	—	to	0.70%	—	to	—	34.93%	to	35.88%
2018	19,846	22.90	to	27.13	454,934	—	to	0.70%	—	to	—	(1.15)%	to	(0.45)%
2017	16,614	23.16	to	27.25	385,361	—	to	0.70%	—	to	—	34.19%	to	35.13%

Invesco Technology Fund
2021	38,358	39.13	to	47.12	1,526,428	0.35%	to	1.25%	—	to	—	12.85%	to	13.87%
2020	42,772	34.67	to	41.38	1,534,050	0.35%	to	1.25%	—	to	—	44.25%	to	45.56%
2019	37,304	24.03	to	28.43	914,821	0.35%	to	1.25%	—	to	—	33.92%	to	35.13%
2018	36,930	17.95	to	21.04	688,069	0.35%	to	1.25%	—	to	—	(1.91)%	to	(1.02)%
2017	30,902	18.30	to	21.25	578,885	0.35%	to	1.25%	—	to	—	33.10%	to	34.30%

Delaware Ivy Natural Resources Fund +
2021	154,750	6.59	to	8.50	1,024,318	—	to	1.25%	—	to	2.72%	24.99%	to	26.56%
2020	148,771	5.20	to	6.19	790,117	—	to	1.25%	0.54%	to	0.61%	(13.18)%	to	(12.08)%
2019	156,362	5.92	to	7.13	959,055	—	to	1.25%	2.17%	to	2.31%	8.29%	to	9.65%
2018	171,242	5.40	to	6.59	973,056	—	to	1.25%	0.22%	to	0.23%	(24.52)%	to	(23.57)%
2017	187,183	7.06	to	8.73	1,427,348	—	to	1.25%	—	to	—	1.93%	to	3.21%

Delaware Ivy Large Cap Growth Fund +
2021	16,044	51.88	to	61.66	885,563	0.35%	to	1.25%	—	to	—	24.99%	to	26.56%
2020	17,253	39.99	to	45.07	734,817	0.35%	to	1.25%	—	to	—	29.06%	to	30.23%
2019	20,244	30.70	to	34.92	670,364	0.35%	to	1.25%	—	to	—	34.77%	to	35.99%
2018	27,465	22.58	to	25.91	662,605	0.35%	to	1.25%	—	to	—	0.86%	to	1.78%
2017	28,708	22.18	to	25.69	679,600	0.35%	to	1.25%	—	to	—	27.55%	to	28.70%

Delaware Ivy Science and Technology Fund +
2021	36,211	61.18	to	68.28	2,329,550	0.15%	to	1.25%	—	to	—	9.00%	to	14.00%
2020	39,550	53.67	to	59.45	2,219,092	0.50%	to	1.25%	—	to	—	34.37%	to	35.38%
2019	40,534	39.94	to	43.91	1,687,510	0.50%	to	1.25%	—	to	—	48.35%	to	49.47%
2018	39,328	26.92	to	29.38	1,101,652	0.50%	to	1.25%	—	to	—	(6.29)%	to	(5.58)%
2017	51,871	28.73	to	29.12	1,552,868	0.15%	to	1.25%	—	to	—	31.16%	to	32.61%

Delaware Ivy Asset Strategy Fund +
2021	27,154	23.07	to	25.39	627,769	0.50%	to	1.25%	—	to	2.14%	12.38%	to	13.23%
2020	18,572	20.52	to	22.43	382,419	0.50%	to	1.25%	1.85%	to	1.91%	12.06%	to	12.90%
2019	19,346	18.32	to	19.86	356,319	0.50%	to	1.25%	2.14%	to	2.24%	20.21%	to	21.11%
2018	28,590	15.24	to	16.40	444,629	0.50%	to	1.25%	1.13%	to	1.53%	(6.63)%	to	(5.92)%
2017	28,832	16.32	to	17.43	480,159	0.50%	to	1.25%	0.13%	to	1.07%	16.99%	to	17.87%

Janus Henderson Forty Portfolio
2021	62,415	70.30	to	70.30	4,387,600	—	to	0.70%	—	to	—	22.04%	to	26.16%
2020	68,512	55.72	to	57.60	3,946,204	—	to	0.70%	0.27%	to	0.27%	38.43%	to	39.40%
2019	69,594	39.97	to	41.61	2,895,723	—	to	0.70%	0.15%	to	0.15%	36.20%	to	37.16%
2018	80,383	29.14	to	30.55	2,455,623	—	to	0.70%	—	to	—	1.27%	to	1.98%
2017	81,016	28.58	to	30.17	2,443,939	—	to	0.70%	—	to	—	29.41%	to	30.31%

Janus Henderson Global Research Portfolio
2021	11,870	29.80	to	29.80	353,780	—	to	0.70%	0.32%	to	0.52%	17.27%	to	18.09%
2020	12,360	25.42	to	29.94	314,918	—	to	0.70%	0.73%	to	0.74%	19.22%	to	20.06%
2019	13,719	21.32	to	24.94	293,093	—	to	0.70%	0.99%	to	1.01%	28.14%	to	29.04%
2018	15,065	16.64	to	19.32	251,088	—	to	0.70%	1.11%	to	1.14%	(7.52)%	to	(6.87)%
2017	17,892	17.99	to	20.75	322,348	—	to	0.70%	0.25%	to	0.80%	26.14%	to	27.03%

Janus Henderson Enterprise Portfolio
2021	1,400	58.35	to	58.35	81,693	—	to	0.70%	0.30%	to	0.39%	16.02%	to	16.83%
2020	1,949	50.30	to	51.33	98,141	—	to	0.70%	0.07%	to	0.08%	18.64%	to	19.47%
2019	2,387	42.40	to	42.97	101,251	—	to	0.70%	0.19%	to	0.20%	34.54%	to	35.49%
2018	3,289	31.51	to	31.71	103,666	—	to	0.70%	0.17%	to	0.24%	(1.11)%	to	(0.41)%
2017	13,142	31.84	to	31.87	418,777	—	to	0.70%	—	to	0.25%	26.53%	to	27.42%

Janus Henderson Balanced Portfolio
2021	7,351	36.95	to	36.95	271,605	0.70%	to	0.70%	0.89%	to	0.89%	16.38%	to	16.38%
2020	7,976	31.75	to	31.75	253,223	0.70%	to	0.70%	1.78%	to	1.78%	13.51%	to	13.51%
2019	16,884	27.97	to	27.97	472,223	0.70%	to	0.70%	1.90%	to	1.90%	21.73%	to	21.73%
2018	17,951	22.98	to	22.98	412,426	0.70%	to	0.70%	2.12%	to	2.12%	(0.02)%	to	(0.02)%
2017	16,533	22.98	to	22.98	379,939	0.70%	to	0.70%	1.61%	to	1.61%	17.61%	to	17.61%

Janus Henderson Overseas Portfolio
2021	8,838	14.57	to	18.19	160,725	—	to	0.70%	—	to	0.66%	12.79%	to	13.58%
2020	12,981	12.83	to	16.13	208,155	—	to	0.70%	1.33%	to	1.38%	15.49%	to	16.30%
2019	15,456	11.03	to	13.96	214,777	—	to	0.70%	1.93%	to	1.93%	26.13%	to	27.02%
2018	16,409	8.68	to	11.07	180,803	—	to	0.70%	1.50%	to	1.76%	(15.54)%	to	(14.94)%
2017	23,230	10.21	to	13.11	303,438	—	to	0.70%	1.78%	to	2.05%	30.21%	to	31.12%

Janus Henderson Flexible Bond Fund
2021	3,464	14.43	to	15.85	54,894	0.50%	to	1.25%	—	to	1.60%	(10.50)%	to	(1.72)%
2020	2,957	16.12	to	16.12	47,678	0.50%	to	0.50%	2.14%	to	2.14%	9.86%	to	9.86%
2019	2,357	14.68	to	14.68	34,600	0.50%	to	0.50%	1.03%	to	2.65%	8.57%	to	16.58%
2018	2,249	12.59	to	13.52	29,976	0.50%	to	1.25%	2.72%	to	2.73%	(2.54)%	to	(1.81)%
2017	2,246	12.92	to	13.77	30,537	0.50%	to	1.25%	2.57%	to	2.57%	1.93%	to	2.69%

Janus Henderson Forty Fund
2021	156,106	77.79	to	99.72	10,658,714	—	to	1.25%	—	to	—	20.96%	to	22.48%
2020	170,857	64.31	to	81.42	9,630,116	—	to	1.25%	—	to	—	36.88%	to	38.60%
2019	175,411	46.99	to	58.75	7,142,366	—	to	1.25%	—	to	—	34.61%	to	36.30%
2018	186,660	34.91	to	43.10	5,570,942	—	to	1.25%	—	to	—	(0.22)%	to	1.04%
2017	212,385	34.98	to	42.65	6,265,461	—	to	1.25%	—	to	—	27.50%	to	29.10%

Janus Henderson Balanced Fund
2021	93,579	31.44	to	36.75	3,214,911	—	to	1.25%	—	to	0.36%	15.30%	to	23.65%
2020	77,716	27.27	to	29.72	2,281,634	0.50%	to	1.25%	1.15%	to	1.15%	12.50%	to	13.35%
2019	93,210	24.24	to	26.22	2,409,412	0.50%	to	1.25%	1.08%	to	1.60%	15.86%	to	20.58%
2018	144,037	20.10	to	22.63	3,097,454	—	to	1.25%	1.29%	to	1.38%	(0.99)%	to	0.26%
2017	140,230	20.30	to	22.57	3,018,011	—	to	1.25%	1.57%	to	1.65%	16.59%	to	18.05%

Janus Henderson Enterprise Fund
2021	29,351	62.03	to	69.41	1,901,300	0.35%	to	1.25%	—	to	—	15.47%	to	18.54%
2020	28,536	53.72	to	58.55	1,595,725	0.50%	to	1.25%	—	to	—	18.36%	to	19.25%
2019	29,024	45.39	to	49.10	1,363,012	0.50%	to	1.25%	—	to	—	(53.81)%	to	33.05%
2018	38,165	34.12	to	106.30	1,403,572	—	to	1.25%	—	to	—	(7.23)%	to	(2.53)%
2017	47,694	35.00	to	114.58	1,770,538	—	to	1.25%	—	to	—	23.78%	to	24.47%

Janus Henderson Overseas Fund
2021	125,179	14.54	to	17.00	1,957,760	—	to	1.25%	—	to	0.67%	11.33%	to	12.73%
2020	136,390	13.06	to	15.08	1,902,715	—	to	1.25%	0.65%	to	0.69%	14.81%	to	16.25%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2019	140,182	11.38	to	12.97	1,693,805	—	to	1.25%	—	to	1.37%	25.14%	to	26.71%
2018	158,980	9.09	to	10.24	1,530,297	—	to	1.25%	0.55%	to	0.58%	(16.65)%	to	(15.60)%
2017	170,168	10.91	to	12.13	1,949,705	—	to	1.25%	—	to	1.53%	29.28%	to	30.90%

Janus Henderson Global Research Fund
2021	8,354	21.85	to	39.17	223,719	0.35%	to	1.25%	—	to	—	16.11%	to	17.16%
2020	9,250	18.65	to	30.72	210,337	0.35%	to	1.25%	—	to	—	18.23%	to	19.30%
2019	9,937	15.63	to	25.98	192,336	0.35%	to	1.25%	0.73%	to	0.90%	26.87%	to	28.02%
2018	11,598	12.21	to	20.48	172,793	0.35%	to	1.25%	0.51%	to	0.52%	(8.39)%	to	(7.55)%
2017	15,626	13.21	to	22.36	276,164	0.35%	to	1.25%	0.22%	to	0.32%	24.88%	to	26.00%

Janus Henderson Mid Cap Value Fund
2021	37,846	29.93	to	34.99	1,231,729	—	to	1.25%	—	to	0.14%	17.66%	to	19.14%
2020	45,962	25.44	to	29.37	1,257,423	—	to	1.25%	0.75%	to	0.77%	(2.96)%	to	(1.74)%
2019	41,771	26.21	to	29.89	1,169,665	—	to	1.25%	—	to	0.66%	28.23%	to	29.85%
2018	43,187	20.44	to	23.02	939,160	—	to	1.25%	0.42%	to	0.46%	(14.66)%	to	(13.58)%
2017	41,736	23.95	to	26.63	1,058,257	—	to	1.25%	0.09%	to	0.11%	12.25%	to	13.65%

PGIM Jennison Natural Resources Fund
2021	2,297	8.53	to	9.19	20,205	—	to	1.25%	—	to	0.96%	25.65%	to	26.12%
2020	2,272	6.79	to	34.72	15,853	—	to	1.25%	—	to	1.84%	9.79%	to	408.22%
2019	59,790	6.18	to	6.83	402,187	—	to	1.25%	—	to	0.96%	(75.34)%	to	15.06%
2018	82,540	5.37	to	27.70	479,224	—	to	1.25%	1.20%	to	2.20%	(28.74)%	to	240.88%
2017	86,530	7.54	to	8.13	697,171	—	to	1.25%	—	to	—	3.66%	to	4.96%

PGIM Jennison Mid-Cap Growth Fund
2021	14,262	67.10	to	75.31	1,010,778	0.35%	to	1.25%	—	to	—	10.00%	to	11.00%
2020	15,118	61.00	to	67.85	968,272	0.35%	to	1.25%	—	to	—	40.40%	to	41.67%
2019	15,574	43.45	to	47.89	708,317	0.35%	to	1.25%	—	to	—	35.45%	to	36.68%
2018	18,105	32.08	to	35.04	608,274	0.35%	to	1.25%	—	to	—	(9.60)%	to	(8.77)%
2017	25,321	35.48	to	38.41	945,344	0.35%	to	1.25%	—	to	—	20.76%	to	21.85%

PGIM Jennison 20/20 Focus Fund *
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	4,269	53.53	to	58.49	237,953	0.50%	to	1.25%	0.06%	to	0.06%	28.71%	to	29.68%
2019	4,263	41.59	to	45.10	184,370	0.50%	to	1.25%	0.07%	to	0.25%	26.96%	to	27.92%
2018	6,943	32.75	to	35.26	232,380	0.50%	to	1.25%	0.29%	to	0.30%	(6.32)%	to	(5.61)%
2017	7,698	34.96	to	37.35	274,867	0.50%	to	1.25%	—	to	—	25.02%	to	25.96%

JPMorgan Large Cap Growth Fund
2021	4,587	46.80	to	47.65	218,202	1.05%	to	1.25%	—	to	—	16.73%	to	16.96%
2020	8,738	40.09	to	40.74	355,726	1.05%	to	1.25%	—	to	—	53.69%	to	56.16%
2019	305	26.09	to	26.09	7,956	1.25%	to	1.25%	—	to	—	35.38%	to	37.01%
2018	4,877	19.04	to	19.27	93,914	1.05%	to	1.25%	—	to	—	(1.20)%	to	(1.00)%
2017	5,246	19.27	to	19.46	102,053	1.05%	to	1.25%	—	to	—	36.01%	to	36.28%

JPMorgan Core Bond Fund
2021	108,461	14.03	to	16.47	1,694,965	—	to	1.25%	—	to	1.79%	(2.59)%	to	(1.36)%
2020	129,727	14.41	to	16.70	2,051,267	—	to	1.25%	2.02%	to	2.11%	6.51%	to	7.85%
2019	337,619	13.53	to	15.49	5,135,088	—	to	1.25%	2.51%	to	2.57%	6.72%	to	8.06%
2018	239,908	12.67	to	14.33	3,362,947	—	to	1.25%	2.54%	to	2.59%	(1.30)%	to	(0.06)%
2017	259,562	12.84	to	14.34	3,659,368	—	to	1.25%	2.41%	to	2.43%	2.27%	to	3.55%

JPMorgan Small Cap Equity Fund
2021	865	67.39	to	75.63	59,658	0.35%	to	1.25%	0.00%	to	0.00%	14.25%	to	15.28%
2020	874	58.98	to	65.60	52,669	0.35%	to	1.25%	0.01%	to	0.14%	16.68%	to	17.74%
2019	1,155	50.55	to	55.72	60,028	0.35%	to	1.25%	—	to	0.32%	26.51%	to	27.65%
2018	1,070	39.96	to	43.65	43,876	0.35%	to	1.25%	0.06%	to	0.09%	(10.37)%	to	(9.56)%
2017	1,467	44.58	to	48.26	67,303	0.35%	to	1.25%	0.22%	to	0.23%	13.86%	to	14.88%

JPMorgan Small Cap Growth Fund
2021	15,139	95.58	to	105.23	1,474,679	0.15%	to	1.25%	—	to	—	(7.23)%	to	(2.24)%
2020	16,064	103.03	to	112.58	1,683,281	0.50%	to	1.25%	0.07%	to	0.08%	57.23%	to	58.41%
2019	12,428	65.53	to	71.07	828,738	0.50%	to	1.25%	—	to	—	35.40%	to	36.42%
2018	12,630	48.40	to	52.10	621,139	0.50%	to	1.25%	—	to	—	(6.01)%	to	(5.30)%
2017	11,212	51.49	to	56.73	585,891	0.15%	to	1.25%	—	to	—	39.38%	to	40.92%

JPMorgan Small Cap Value Fund
2021	8,060	56.65	to	66.49	523,145	—	to	1.25%	—	to	0.37%	30.67%	to	32.31%
2020	5,829	43.35	to	50.25	283,963	—	to	1.25%	0.47%	to	0.74%	4.47%	to	5.79%
2019	8,907	41.49	to	47.50	402,227	—	to	1.25%	0.96%	to	1.06%	17.35%	to	18.82%
2018	9,077	35.36	to	39.98	345,038	—	to	1.25%	0.71%	to	0.78%	(15.34)%	to	(14.27)%
2017	8,389	41.77	to	46.63	373,754	—	to	1.25%	0.63%	to	0.64%	1.62%	to	2.89%

JPMorgan U.S. Equity Fund
2021	22,055	47.08	to	54.59	1,092,689	—	to	1.25%	—	to	0.33%	26.56%	to	28.16%
2020	19,302	37.20	to	42.60	740,757	—	to	1.25%	0.54%	to	0.54%	24.51%	to	26.08%
2019	25,938	29.88	to	33.79	798,004	—	to	1.25%	0.33%	to	0.70%	29.97%	to	151.77%
2018	50,927	13.42	to	22.99	1,245,220	—	to	1.25%	0.68%	to	0.80%	(17.36)%	to	(7.46)%
2017	69,973	16.24	to	24.84	1,848,789	—	to	1.25%	0.73%	to	0.76%	11.62%	to	19.63%

JPMorgan SmartRetirement 2020 Fund
2021	184,508	17.72	to	20.31	3,465,972	—	to	1.25%	—	to	2.36%	4.42%	to	5.73%
2020	287,528	16.97	to	19.21	5,141,854	—	to	1.25%	1.95%	to	2.26%	8.69%	to	10.05%
2019	342,833	15.62	to	17.45	5,569,203	—	to	1.25%	1.09%	to	2.55%	(0.67)%	to	14.06%
2018	455,592	13.69	to	17.57	6,550,260	—	to	1.25%	2.61%	to	2.76%	(10.95)%	to	(6.75)%
2017	473,980	14.68	to	19.73	7,245,610	—	to	1.25%	1.81%	to	2.28%	9.25%	to	12.32%

JPMorgan SmartRetirement 2025 Fund
2021	444,639	18.47	to	22.30	9,089,059	—	to	1.25%	—	to	—	(10.34)%	to	6.91%
2020	456,943	18.21	to	20.60	8,660,869	—	to	1.25%	2.03%	to	2.14%	10.09%	to	11.48%
2019	510,095	16.54	to	18.48	8,713,638	—	to	1.25%	0.86%	to	2.41%	7.07%	to	16.70%
2018	533,884	14.17	to	17.26	7,819,330	—	to	1.25%	2.42%	to	3.67%	(11.62)%	to	(7.98)%
2017	539,559	15.40	to	19.53	8,546,285	—	to	1.25%	2.01%	to	2.02%	11.60%	to	14.55%

JPMorgan SmartRetirement 2030 Fund
2021	409,593	20.90	to	23.94	9,165,826	—	to	1.25%	—	to	2.58%	9.06%	to	10.43%
2020	427,875	19.16	to	21.68	8,680,424	—	to	1.25%	1.70%	to	1.92%	10.84%	to	12.23%
2019	442,585	17.29	to	19.32	8,024,200	—	to	1.25%	0.60%	to	2.26%	3.85%	to	18.89%
2018	535,177	14.54	to	18.60	8,296,328	—	to	1.25%	2.31%	to	2.37%	(12.96)%	to	(8.99)%
2017	566,778	15.98	to	21.37	9,493,663	—	to	1.25%	1.69%	to	1.97%	13.91%	to	17.19%

JPMorgan SmartRetirement 2035 Fund
2021	252,887	22.54	to	25.83	6,025,297	—	to	1.25%	—	to	3.02%	12.17%	to	13.58%
2020	245,302	20.10	to	22.74	5,162,266	—	to	1.25%	1.37%	to	1.76%	12.54%	to	13.96%
2019	297,252	17.86	to	19.95	5,506,465	—	to	1.25%	0.50%	to	2.01%	11.17%	to	20.68%
2018	337,707	14.80	to	17.95	5,202,071	—	to	1.25%	2.12%	to	2.49%	(13.66)%	to	(10.17)%
2017	309,189	16.47	to	20.79	5,268,564	—	to	1.25%	1.74%	to	1.84%	15.63%	to	18.67%

JPMorgan SmartRetirement 2040 Fund
2021	309,445	22.86	to	27.11	7,762,025	—	to	1.25%	—	to	0.00%	(2.68)%	to	13.96%
2020	286,248	20.76	to	23.49	6,258,572	—	to	1.25%	1.35%	to	1.76%	13.29%	to	14.72%
2019	290,340	18.32	to	20.48	5,547,063	—	to	1.25%	—	to	0.32%	6.59%	to	22.20%
2018	406,670	14.99	to	19.21	6,420,938	—	to	1.25%	1.94%	to	2.32%	(14.70)%	to	(10.87)%
2017	451,463	16.82	to	22.52	7,923,024	—	to	1.25%	1.79%	to	1.91%	16.81%	to	20.06%

JPMorgan SmartRetirement 2045 Fund
2021	156,240	24.26	to	27.80	3,964,160	—	to	1.25%	—	to	2.95%	15.71%	to	17.17%
2020	181,782	20.97	to	23.72	3,965,280	—	to	1.25%	1.27%	to	1.73%	13.75%	to	15.18%
2019	222,483	18.43	to	20.60	4,229,037	—	to	1.25%	0.24%	to	1.84%	12.37%	to	22.94%
2018	236,962	14.99	to	18.33	3,689,674	—	to	1.25%	2.28%	to	2.62%	(14.43)%	to	(11.15)%
2017	203,740	16.87	to	21.42	3,553,275	—	to	1.25%	1.35%	to	1.95%	17.24%	to	20.25%

JPMorgan SmartRetirement 2050 Fund
2021	173,254	23.09	to	27.74	4,465,043	—	to	1.25%	—	to	—	0.57%	to	15.68%
2020	164,033	20.93	to	22.96	3,623,625	—	to	1.25%	—	to	1.33%	11.60%	to	13.69%
2019	179,383	18.41	to	20.57	3,434,364	—	to	1.25%	—	to	—	12.06%	to	22.97%
2018	186,801	14.97	to	18.36	2,907,745	—	to	1.25%	2.04%	to	2.51%	(14.17)%	to	(11.17)%
2017	183,962	16.85	to	21.39	3,197,013	—	to	1.25%	1.52%	to	1.57%	17.33%	to	20.29%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

JPMorgan SmartRetirement Income Fund
2021	58,446	15.73	to	18.02	998,814	—	to	1.25%	1.42%	to	2.43%	4.47%	to	5.79%
2020	91,973	15.05	to	17.03	1,454,972	—	to	1.25%	2.34%	to	2.34%	8.35%	to	9.71%
2019	140,340	13.89	to	15.53	2,041,313	—	to	1.25%	1.12%	to	2.68%	(7.25)%	to	12.55%
2018	195,034	12.34	to	16.74	2,509,469	—	to	1.25%	2.56%	to	3.10%	(5.90)%	to	17.09%
2017	205,203	13.12	to	14.30	2,785,420	—	to	1.25%	2.25%	to	2.78%	9.51%	to	10.88%

JPMorgan SmartRetirement 2055 Fund
2021	73,992	23.97	to	27.07	1,862,731	—	to	1.25%	—	to	2.95%	15.68%	to	17.13%
2020	62,639	20.72	to	23.11	1,362,071	—	to	1.25%	1.45%	to	1.70%	13.68%	to	15.11%
2019	97,687	18.23	to	20.08	1,834,309	—	to	1.25%	0.28%	to	1.92%	(2.92)%	to	23.01%
2018	86,343	14.82	to	20.68	1,311,024	—	to	1.25%	2.36%	to	2.46%	(13.40)%	to	(11.10)%
2017	66,297	16.67	to	23.88	1,131,155	—	to	1.25%	1.94%	to	2.19%	17.69%	to	20.18%

Keeley Small Cap Value Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	55,099	15.29	to	17.80	976,208	—	to	1.25%	0.20%	to	0.22%	(19.54)%	to	(18.52)%
2017	65,407	19.00	to	21.84	1,432,203	—	to	1.25%	0.18%	to	0.71%	3.36%	to	4.65%

Loomis Sayles Bond Fund
2021	10,062	12.19	to	22.74	214,534	—	to	1.25%	—	to	4.00%	1.47%	to	2.98%
2020	16,807	11.84	to	20.75	350,984	—	to	1.25%	0.38%	to	2.88%	(49.97)%	to	0.37%
2019	165,248	20.67	to	23.67	3,848,734	—	to	1.25%	3.31%	to	3.32%	9.66%	to	11.04%
2018	170,970	18.85	to	21.32	3,594,216	—	to	1.25%	2.81%	to	2.81%	(4.59)%	to	(3.39)%
2017	176,236	19.76	to	22.06	3,841,558	—	to	1.25%	3.11%	to	3.25%	5.59%	to	6.92%

LKCM Aquinas Catholic Equity Fund
2021	7,259	38.49	to	39.42	286,126	0.50%	to	1.25%	0.89%	to	1.06%	21.12%	to	32.37%
2020	6,848	31.78	to	31.78	217,623	1.05%	to	1.05%	0.40%	to	0.40%	22.98%	to	22.98%
2019	6,194	25.84	to	25.84	160,071	1.05%	to	1.05%	—	to	0.51%	27.52%	to	29.79%
2018	5,176	19.91	to	20.26	103,065	0.85%	to	1.05%	—	to	0.40%	(8.93)%	to	(8.75)%
2017	5,650	21.52	to	22.82	123,256	0.50%	to	1.25%	—	to	0.30%	19.29%	to	20.19%

Lord Abbett Affiliated Fund
2021	22,885	25.40	to	27.89	555,376	0.15%	to	1.25%	0.00%	to	5.91%	30.05%	to	44.52%
2020	25,126	18.50	to	19.53	483,927	0.50%	to	1.25%	1.94%	to	2.09%	(2.72)%	to	(1.76)%
2019	23,303	18.84	to	20.08	457,150	0.50%	to	1.25%	1.19%	to	2.13%	9.89%	to	23.49%
2018	24,591	16.26	to	17.14	389,002	0.15%	to	1.25%	1.98%	to	2.12%	(8.75)%	to	4.41%
2017	27,665	16.42	to	17.82	471,171	0.50%	to	1.25%	2.19%	to	2.22%	14.63%	to	15.54%

Lord Abbett Fundamental Equity Fund
2021	62,817	29.34	to	88.53	2,691,926	—	to	1.25%	0.82%	to	0.98%	27.10%	to	29.02%
2020	73,898	23.09	to	33.98	2,443,314	—	to	1.25%	1.82%	to	1.98%	1.24%	to	2.64%
2019	76,593	22.80	to	33.10	2,484,815	—	to	1.25%	1.32%	to	1.49%	20.97%	to	22.76%
2018	94,695	18.85	to	26.97	2,740,664	—	to	1.25%	0.85%	to	1.35%	(9.76)%	to	(8.45)%
2017	136,160	20.89	to	29.46	3,938,078	—	to	1.25%	0.91%	to	1.25%	11.37%	to	12.97%

Lord Abbett Bond Debenture Fund
2021	95,878	21.66	to	24.28	2,108,417	—	to	1.25%	3.07%	to	3.32%	1.72%	to	3.25%
2020	109,209	21.30	to	22.89	2,342,756	—	to	1.25%	3.46%	to	3.92%	4.38%	to	7.63%
2019	119,102	20.40	to	21.27	2,381,540	—	to	1.25%	2.19%	to	4.09%	13.40%	to	13.45%
2018	124,908	17.98	to	18.76	2,222,576	—	to	1.25%	4.29%	to	4.44%	(5.21)%	to	(3.79)%
2017	131,544	18.97	to	19.50	2,438,132	—	to	1.25%	0.08%	to	4.22%	7.83%	to	9.21%

Lord Abbett Growth Opportunities fund
2021	6,463	41.99	to	41.99	249,406	0.50%	to	1.25%	—	to	—	6.07%	to	20.70%
2020	6,245	35.77	to	39.59	226,363	0.50%	to	1.25%	—	to	—	38.32%	to	39.37%
2019	5,639	25.86	to	28.41	149,041	0.50%	to	1.25%	—	to	—	35.05%	to	36.07%
2018	9,394	19.15	to	20.88	186,817	0.50%	to	1.25%	—	to	—	(4.57)%	to	(3.85)%
2017	10,144	21.71	to	23.19	201,958	0.50%	to	1.25%	—	to	—	21.12%	to	22.23%

Lord Abbett Dividend Growth Fund
2021	9,123	31.00	to	109.48	309,751	0.50%	to	1.25%	—	to	0.87%	6.15%	to	25.04%
2020	10,408	29.20	to	87.56	280,002	0.50%	to	1.25%	0.89%	to	1.10%	13.85%	to	14.92%
2019	9,403	25.65	to	76.19	222,154	0.50%	to	1.25%	1.39%	to	1.65%	24.70%	to	310.64%
2018	10,015	18.55	to	20.57	181,402	0.75%	to	1.25%	1.35%	to	1.60%	(6.10)%	to	(5.44)%
2017	9,301	19.62	to	21.90	178,293	0.75%	to	1.25%	1.26%	to	1.48%	17.36%	to	18.20%

Lord Abbett Total Return Fund
2021	397,362	16.15	to	19.37	7,549,115	—	to	1.25%	—	to	—	(1.41)%	to	(0.11)%
2020	359,164	16.38	to	19.40	6,832,789	—	to	1.25%	2.45%	to	2.45%	5.57%	to	7.38%
2019	345,562	15.52	to	18.06	6,127,659	—	to	1.25%	2.67%	to	2.90%	6.80%	to	8.33%
2018	339,038	14.53	to	16.67	5,551,684	—	to	1.25%	3.07%	to	3.30%	(2.39)%	to	(0.92)%
2017	358,183	14.89	to	16.83	5,904,584	—	to	1.25%	2.36%	to	2.59%	2.18%	to	3.82%

Lord Abbett Developing Growth Fund
2021	27,858	58.05	to	61.78	1,368,351	0.15%	to	1.25%	—	to	—	(4.08)%	to	(0.31)%
2020	29,056	58.38	to	60.51	1,478,076	0.35%	to	1.25%	—	to	—	70.02%	to	71.97%
2019	32,452	33.95	to	35.59	967,363	0.35%	to	1.25%	—	to	—	30.09%	to	31.45%
2018	36,500	25.83	to	27.36	841,277	0.35%	to	1.25%	—	to	—	3.63%	to	4.72%
2017	54,602	24.48	to	26.40	1,217,472	—	to	1.25%	—	to	—	28.32%	to	29.92%

Lord Abbett International Equity Inv Opt
2021	37,066	14.11	to	16.46	503,497	0.35%	to	1.25%	0.19%	to	1.30%	10.26%	to	11.26%
2020	34,204	12.68	to	14.93	418,442	0.35%	to	1.25%	1.33%	to	1.35%	15.42%	to	16.46%
2019	36,866	10.89	to	12.94	389,534	0.35%	to	1.25%	1.64%	to	1.70%	19.92%	to	21.01%
2018	34,175	9.00	to	10.79	297,870	0.35%	to	1.25%	0.30%	to	1.76%	(19.24)%	to	(18.51)%
2017	31,981	11.04	to	13.36	344,487	0.35%	to	1.25%	0.10%	to	2.25%	23.56%	to	24.67%

Lord Abbett Value Opportunities Fund
2021	112,722	21.82	to	36.17	3,534,621	—	to	1.25%	—	to	—	(15.68)%	to	32.13%
2020	112,571	25.88	to	28.53	2,810,612	0.35%	to	1.25%	0.23%	to	0.27%	10.90%	to	13.76%
2019	138,097	22.75	to	25.73	3,100,910	—	to	1.25%	0.33%	to	0.35%	21.33%	to	22.86%
2018	178,043	18.75	to	20.94	3,301,217	—	to	1.25%	0.04%	to	0.04%	(12.96)%	to	(11.86)%
2017	206,974	21.54	to	23.76	4,300,489	—	to	1.25%	—	to	—	8.79%	to	10.15%

Clearbridge Value Trust
2021	9,267	29.82	to	117.12	274,942	—	to	1.25%	0.47%	to	0.48%	26.34%	to	503.12%
2020	9,646	19.42	to	23.60	228,489	—	to	1.25%	0.66%	to	0.68%	9.78%	to	11.16%
2019	11,180	17.47	to	21.50	242,679	—	to	1.25%	0.25%	to	0.26%	25.37%	to	26.94%
2018	12,703	13.76	to	17.15	219,780	—	to	1.25%	0.39%	to	0.40%	(14.06)%	to	(12.98)%
2017	13,407	15.81	to	19.96	265,451	—	to	1.25%	—	to	0.17%	13.06%	to	14.48%

BMO Mid-Cap Value Fund
2021	40,432	13.92	to	15.54	598,432	0.00%	to	0.85%	0.46%	to	7.23%	33.09%	to	34.71%
2020	42,406	10.33	to	11.41	465,707	—	to	0.75%	3.02%	to	3.93%	(0.08)%	to	0.41%
2019	48,235	10.29	to	11.42	532,073	—	to	0.85%	1.22%	to	1.27%	19.22%	to	20.24%
2018	62,384	8.56	to	9.58	577,967	—	to	0.85%	0.60%	to	0.84%	(25.31)%	to	(16.15)%
2017	68,386	11.42	to	11.46	783,515	0.35%	to	0.85%	0.41%	to	0.41%	(45.17)%	to	(33.18)%

MassMutual RetireSMARTSM by JPMorgan 2010 Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	4,934	10.49	to	10.87	53,249	0.50%	to	1.25%	3.88%	to	4.46%	(5.16)%	to	(4.44)%
2017	4,544	11.06	to	11.38	51,347	0.50%	to	1.25%	0.83%	to	1.80%	8.87%	to	9.69%

MFS® Emerging Markets Debt Fund
2021	14,761	14.43	to	17.44	242,463	0.00%	to	1.25%	—	to	3.93%	(6.42)%	to	(3.86)%
2020	16,046	15.42	to	16.31	273,296	—	to	1.25%	—	to	4.05%	(7.90)%	to	6.45%
2019	15,530	15.32	to	16.74	248,389	0.35%	to	1.25%	0.49%	to	4.47%	12.40%	to	22.29%
2018	20,418	13.63	to	13.69	288,446	—	to	1.25%	3.36%	to	4.42%	(12.47)%	to	(6.47)%
2017	25,151	14.58	to	15.64	377,477	0.35%	to	1.25%	3.59%	to	4.25%	7.99%	to	8.96%

Massachusetts Investors Growth Stock Fund
2021	76,329	47.60	to	60.86	4,013,637	—	to	1.25%	—	to	0.16%	24.63%	to	26.20%
2020	96,310	37.71	to	40.84	3,970,884	—	to	1.25%	0.15%	to	0.21%	20.91%	to	22.43%
2019	122,973	30.80	to	33.77	4,104,333	—	to	1.25%	0.29%	to	0.32%	38.17%	to	39.91%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2018	118,290	22.02	to	24.44	2,827,211	—	to	1.25%	0.90%	to	0.91%	(0.48)%	to	0.77%
2017	124,511	21.85	to	24.56	2,951,340	—	to	1.25%	0.86%	to	0.94%	27.10%	to	28.69%

MFS High Income Fund
2021	41,622	13.35	to	29.85	691,628	0.35%	to	1.25%	—	to	4.30%	1.92%	to	2.84%
2020	52,024	12.98	to	25.99	854,238	0.35%	to	1.25%	4.61%	to	4.70%	3.13%	to	4.06%
2019	57,976	12.48	to	25.20	959,973	0.35%	to	1.25%	4.73%	to	4.74%	13.04%	to	14.06%
2018	59,840	10.94	to	22.30	855,051	0.35%	to	1.25%	4.79%	to	4.80%	(4.51)%	to	(3.65)%
2017	83,279	11.35	to	23.35	1,248,158	0.35%	to	1.25%	4.79%	to	4.80%	4.83%	to	5.78%

MFS International New Discovery Fund
2021	9,589	36.62	to	43.88	399,898	—	to	1.25%	—	to	0.93%	(0.27)%	to	3.37%
2020	9,433	36.22	to	36.72	377,740	—	to	1.25%	0.09%	to	0.10%	5.58%	to	8.34%
2019	10,004	33.43	to	34.78	367,686	—	to	1.25%	1.07%	to	1.14%	19.44%	to	20.99%
2018	11,121	27.63	to	29.12	336,334	—	to	1.25%	0.57%	to	0.63%	(16.18)%	to	(11.78)%
2017	12,379	31.32	to	34.74	421,301	—	to	1.25%	0.88%	to	0.93%	28.48%	to	30.12%

MFS Mid Cap Growth Fund
2021	23,223	31.38	to	41.94	863,739	0.35%	to	1.25%	—	to	—	12.33%	to	13.34%
2020	24,860	27.68	to	32.16	814,669	0.35%	to	1.25%	—	to	—	33.65%	to	34.86%
2019	29,431	20.53	to	24.06	720,050	0.35%	to	1.25%	—	to	—	35.72%	to	36.95%
2018	32,111	14.99	to	17.73	575,592	0.35%	to	1.25%	—	to	—	(0.41)%	to	0.50%
2017	32,144	14.92	to	17.80	585,569	0.35%	to	1.25%	—	to	—	24.44%	to	25.56%

MFS New Discovery Fund
2021	152,952	31.51	to	36.10	5,502,990	—	to	1.25%	—	to	—	0.01%	to	1.26%
2020	171,041	31.51	to	35.65	6,081,014	—	to	1.25%	—	to	—	42.85%	to	44.64%
2019	164,315	22.06	to	24.65	4,042,261	—	to	1.25%	—	to	—	38.99%	to	40.74%
2018	150,129	15.87	to	17.51	2,622,141	—	to	1.25%	—	to	—	(2.85)%	to	(1.62)%
2017	147,298	16.33	to	17.80	2,616,039	—	to	1.25%	—	to	—	24.46%	to	26.02%

MFS Research International Fund
2021	213,284	14.20	to	16.06	3,245,681	0.35%	to	1.25%	—	to	1.11%	10.23%	to	11.23%
2020	213,992	12.89	to	14.44	2,939,724	0.35%	to	1.25%	0.81%	to	0.85%	11.51%	to	12.51%
2019	198,689	11.56	to	12.84	2,433,821	0.35%	to	1.25%	1.54%	to	1.85%	26.03%	to	27.17%
2018	313,135	9.17	to	10.09	3,040,435	0.35%	to	1.25%	3.73%	to	3.94%	(15.26)%	to	(14.49)%
2017	344,511	10.82	to	11.80	3,905,482	0.35%	to	1.25%	1.07%	to	1.12%	26.50%	to	27.64%

MFS Total Return Fund
2021	106,160	24.10	to	26.45	2,514,306	—	to	1.25%	—	to	—	12.54%	to	13.96%
2020	107,816	21.41	to	21.90	2,259,431	—	to	1.25%	1.81%	to	1.91%	8.33%	to	9.69%
2019	110,452	19.77	to	19.96	2,129,967	—	to	1.25%	1.96%	to	2.00%	18.74%	to	20.24%
2018	174,713	16.60	to	16.65	2,851,501	—	to	1.25%	2.05%	to	2.05%	(6.97)%	to	(5.79)%
2017	190,465	17.62	to	17.89	3,323,149	—	to	1.25%	1.94%	to	1.97%	10.76%	to	12.15%

MFS Utilities Fund
2021	179,156	27.15	to	66.14	4,387,415	—	to	1.25%	—	to	1.27%	13.86%	to	113.05%
2020	186,571	23.85	to	27.56	4,006,530	—	to	1.25%	1.81%	to	1.87%	4.70%	to	6.02%
2019	219,044	22.49	to	26.32	4,506,406	—	to	1.25%	—	to	2.56%	23.32%	to	24.87%
2018	231,261	18.01	to	21.34	3,808,393	—	to	1.25%	2.32%	to	2.47%	(0.42)%	to	0.84%
2017	262,062	17.86	to	21.43	4,256,499	—	to	1.25%	0.27%	to	2.23%	13.27%	to	14.69%

MFS Value Fund
2021	462,837	31.51	to	54.05	16,056,922	—	to	1.25%	—	to	—	(27.08)%	to	23.53%
2020	500,123	34.13	to	43.21	13,938,509	—	to	1.25%	1.09%	to	1.49%	2.37%	to	77.81%
2019	392,892	24.30	to	33.34	8,780,217	—	to	1.25%	1.82%	to	1.87%	28.12%	to	29.74%
2018	541,185	18.73	to	26.02	9,481,713	—	to	1.25%	1.61%	to	1.62%	(11.20)%	to	(10.09)%
2017	560,709	20.83	to	29.30	10,944,188	—	to	1.25%	1.32%	to	1.41%	15.99%	to	17.46%

MFS Total Return Bond Fund
2021	62,912	16.32	to	18.58	1,104,267	—	to	1.25%	1.86%	to	1.89%	(2.39)%	to	(1.16)%
2020	132,592	16.72	to	18.80	2,356,688	—	to	1.25%	2.47%	to	2.48%	7.24%	to	8.58%
2019	116,893	15.59	to	17.32	1,922,538	—	to	1.25%	—	to	2.92%	8.44%	to	9.80%
2018	159,894	14.38	to	15.77	2,457,938	—	to	1.25%	2.58%	to	2.60%	(2.61)%	to	(1.38)%
2017	179,721	14.77	to	15.99	2,829,047	—	to	1.25%	2.35%	to	2.38%	2.69%	to	3.98%

MFS Massachusetts Investors Trust
2021	12,920	64.29	to	75.46	913,119	—	to	1.25%	—	to	—	25.28%	to	26.86%
2020	15,762	51.31	to	59.48	873,050	—	to	1.25%	0.79%	to	0.80%	12.68%	to	14.09%
2019	18,987	45.54	to	52.14	930,860	—	to	1.25%	0.53%	to	0.65%	30.22%	to	31.86%
2018	24,420	34.97	to	39.54	927,630	—	to	1.25%	0.70%	to	0.90%	(6.50)%	to	(5.32)%
2017	32,974	37.40	to	41.76	1,296,852	—	to	1.25%	0.82%	to	0.97%	21.97%	to	23.50%

MFS International Growth Fund
2021	12,804	23.59	to	25.78	312,846	0.50%	to	1.25%	—	to	1.04%	7.87%	to	8.68%
2020	11,486	21.87	to	23.72	258,287	0.50%	to	1.25%	0.57%	to	0.79%	14.02%	to	14.88%
2019	10,683	19.18	to	20.65	209,021	0.50%	to	1.25%	1.10%	to	1.10%	25.27%	to	32.50%
2018	7,594	15.31	to	15.58	117,187	1.05%	to	1.25%	0.93%	to	0.98%	(10.22)%	to	(10.04)%
2017	6,818	17.05	to	17.73	117,115	0.75%	to	1.25%	—	to	0.27%	30.47%	to	31.12%

MFS Core Equity Fund
2021	101,904	28.02	to	57.38	2,908,965	0.35%	to	1.25%	—	to	0.16%	24.64%	to	83.94%
2020	126,034	22.48	to	29.30	2,910,337	0.35%	to	1.25%	0.41%	to	0.44%	17.08%	to	18.14%
2019	141,138	19.03	to	25.02	2,755,131	0.35%	to	1.25%	—	to	0.45%	31.08%	to	32.26%
2018	152,573	14.39	to	19.09	2,247,711	0.35%	to	1.25%	0.47%	to	0.50%	(5.31)%	to	(4.44)%
2017	178,828	15.06	to	20.16	2,764,528	0.35%	to	1.25%	0.52%	to	0.54%	22.92%	to	24.02%

MFS Government Securities Fund
2021	344,679	10.05	to	14.60	4,825,130	—	to	1.25%	—	to	—	(3.40)%	to	(3.18)%
2020	321,375	10.38	to	12.74	4,602,322	—	to	1.25%	1.45%	to	1.83%	4.43%	to	5.03%
2019	285,595	9.94	to	12.13	3,850,309	—	to	1.25%	2.12%	to	2.21%	3.87%	to	4.77%
2018	362,754	9.57	to	11.58	4,662,855	—	to	1.25%	0.81%	to	2.34%	(2.05)%	to	(0.98)%
2017	375,590	9.77	to	11.70	4,811,581	—	to	1.25%	0.70%	to	2.41%	(0.51)%	to	0.65%

MFS International Intrinsic Value Fund +
2021	437,828	47.80	to	56.11	24,380,779	—	to	1.25%	—	to	0.73%	2.36%	to	8.94%
2020	481,412	43.88	to	51.29	24,358,394	—	to	1.25%	0.42%	to	0.43%	13.88%	to	18.66%
2019	328,229	36.98	to	45.04	13,826,606	—	to	1.25%	0.87%	to	0.96%	20.72%	to	24.00%
2018	359,614	29.82	to	37.31	12,078,654	—	to	1.25%	1.19%	to	1.20%	(12.99)%	to	(10.35)%
2017	371,660	33.26	to	42.88	13,760,899	—	to	1.25%	1.20%	to	1.41%	23.61%	to	25.23%

MFS Technology Fund
2021	1,973	123.07	to	135.49	258,095	0.50%	to	1.25%	—	to	—	11.96%	to	12.80%
2020	2,646	109.93	to	120.11	309,189	0.50%	to	1.25%	—	to	—	44.23%	to	45.32%
2019	2,155	76.21	to	82.65	172,814	0.50%	to	1.25%	—	to	—	34.07%	to	35.08%
2018	2,205	56.85	to	61.19	131,387	0.50%	to	1.25%	—	to	—	0.32%	to	3.34%
2017	2,452	56.66	to	59.22	144,835	0.75%	to	1.25%	—	to	—	36.73%	to	37.41%

MFS Core Equity Series
2021	1	24.18	to	24.18	3	0.70%	to	0.70%	—	to	—	24.44%	to	24.44%
2020	1	19.44	to	19.44	3	0.70%	to	0.70%	—	to	—	17.88%	to	17.88%
2019	793	16.49	to	16.49	13,074	0.70%	to	0.70%	0.23%	to	0.23%	32.26%	to	32.26%
2018	1,306	12.47	to	12.47	16,285	0.70%	to	0.70%	0.66%	to	0.66%	(4.51)%	to	(4.51)%
2017	1,346	13.05	to	13.05	17,574	0.70%	to	0.70%	0.97%	to	0.97%	23.96%	to	23.96%

MFS Utilities Series
2021	3,214	33.88	to	33.88	108,880	0.45%	to	0.70%	1.77%	to	13.35%	13.30%	to	17.70%
2020	3,379	29.90	to	29.90	101,047	0.70%	to	0.70%	1.68%	to	1.68%	5.16%	to	5.16%
2019	8,394	28.43	to	28.43	238,659	0.70%	to	0.70%	3.77%	to	3.77%	24.20%	to	24.20%
2018	9,656	22.89	to	22.89	221,056	0.70%	to	0.70%	1.06%	to	1.06%	0.35%	to	0.35%
2017	10,892	22.81	to	23.46	248,480	0.45%	to	0.70%	—	to	4.18%	14.03%	to	14.32%

MFS Growth Fund
2021	18,634	47.04	to	50.90	919,339	0.50%	to	1.25%	—	to	—	21.80%	to	22.72%
2020	17,319	38.62	to	41.48	698,623	0.50%	to	1.25%	—	to	—	29.66%	to	32.32%
2019	8,922	29.79	to	31.35	272,882	0.65%	to	1.25%	—	to	—	35.63%	to	36.45%
2018	10,925	21.96	to	22.97	245,012	0.65%	to	1.25%	—	to	—	1.06%	to	1.67%
2017	11,307	21.73	to	22.59	247,466	0.65%	to	1.25%	—	to	—	28.91%	to	29.69%

MFS High Yield Portfolio

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2021	1,731	14.34	to	14.34	24,824	0.70%	to	0.70%	2.39%	to	2.39%	2.76%	to	2.76%
2020	8,465	13.96	to	13.96	118,129	0.70%	to	0.70%	4.30%	to	4.30%	4.35%	to	4.35%
2019	18,304	13.37	to	13.37	244,783	0.70%	to	0.70%	5.46%	to	5.46%	14.01%	to	14.01%
2018	12,193	11.73	to	11.73	143,020	0.70%	to	0.70%	5.65%	to	5.65%	(3.76)%	to	(3.76)%
2017	13,290	12.19	to	12.19	161,976	0.70%	to	0.70%	6.40%	to	6.40%	5.94%	to	5.94%

BlackRock Global Allocation Fund, Inc.
2021	335,106	23.12	to	24.83	7,136,137	—	to	1.25%	—	to	—	5.13%	to	6.45%
2020	377,328	21.72	to	22.20	7,777,850	—	to	1.25%	0.49%	to	0.78%	19.29%	to	20.79%
2019	381,607	17.98	to	18.61	6,548,998	—	to	1.25%	0.93%	to	1.15%	15.76%	to	17.21%
2018	518,063	15.34	to	16.08	7,662,627	—	to	1.25%	0.55%	to	0.56%	(8.78)%	to	(7.63)%
2017	594,988	16.61	to	17.62	9,578,532	—	to	1.25%	0.63%	to	0.87%	11.92%	to	13.32%

BlackRock Advantage Large Cap Core Fund
2021	3,007	33.67	to	35.85	100,868	0.35%	to	1.25%	0.57%	to	0.61%	26.70%	to	27.85%
2020	2,974	26.34	to	28.30	78,693	0.35%	to	1.25%	1.00%	to	1.02%	18.06%	to	19.13%
2019	3,403	22.11	to	23.97	74,963	0.35%	to	1.25%	1.53%	to	1.53%	27.22%	to	28.37%
2018	3,643	17.22	to	18.84	62,790	0.35%	to	1.25%	0.87%	to	1.03%	(6.77)%	to	(5.93)%
2017	3,587	18.31	to	20.21	66,233	0.35%	to	1.25%	0.86%	to	0.93%	20.22%	to	21.31%

BlackRock Advantage U.S. Total Market Fund
2021	728	29.11	to	29.11	21,196	1.25%	to	1.25%	1.07%	to	1.07%	12.05%	to	12.05%
2020	1,023	25.98	to	25.98	26,571	1.25%	to	1.25%	0.56%	to	0.56%	18.01%	to	18.01%
2019	1,660	22.02	to	22.02	36,538	1.25%	to	1.25%	0.75%	to	0.75%	26.98%	to	26.98%
2018	4,495	17.34	to	17.34	77,953	1.25%	to	1.25%	1.47%	to	1.47%	(7.82)%	to	(7.82)%
2017	4,182	18.81	to	18.81	78,662	1.25%	to	1.25%	0.05%	to	0.05%	7.40%	to	7.40%

BlackRock Mid-Cap Value Fund +
2021	55,496	32.84	to	36.05	1,724,294	0.35%	to	1.25%	0.77%	to	0.77%	24.51%	to	25.64%
2020	65,195	26.37	to	26.57	1,639,192	0.35%	to	1.25%	1.30%	to	1.35%	5.52%	to	6.47%
2019	64,948	24.96	to	24.99	1,525,056	0.35%	to	1.25%	1.38%	to	1.40%	27.63%	to	28.79%
2018	66,982	19.38	to	19.58	1,217,546	0.35%	to	1.25%	1.59%	to	1.59%	(10.87)%	to	(10.06)%
2017	68,620	21.55	to	21.97	1,389,665	0.35%	to	1.25%	0.76%	to	1.01%	7.20%	to	8.17%

BlackRock International Dividend Fund
2021	18,283	16.93	to	17.75	313,472	0.50%	to	1.25%	—	to	0.63%	11.77%	to	12.61%
2020	25,292	15.14	to	16.43	392,566	0.50%	to	1.25%	1.72%	to	1.79%	7.49%	to	8.30%
2019	27,088	14.09	to	15.17	388,650	0.50%	to	1.25%	2.07%	to	2.46%	21.87%	to	22.79%
2018	48,108	11.56	to	12.35	578,399	0.50%	to	1.25%	2.47%	to	2.47%	(14.37)%	to	(13.72)%
2017	86,917	13.50	to	14.89	1,249,331	—	to	1.25%	0.94%	to	1.04%	14.95%	to	16.39%

BlackRock Mid Cap Growth Equity Portfolio
2021	15,762	45.73	to	50.27	736,270	0.35%	to	1.25%	—	to	0.00%	12.77%	to	15.42%
2020	15,449	40.55	to	43.55	638,697	0.50%	to	1.25%	—	to	—	43.92%	to	45.00%
2019	15,213	28.18	to	30.03	435,074	0.50%	to	1.25%	—	to	—	34.20%	to	35.21%
2018	11,714	21.00	to	22.21	249,725	0.50%	to	1.25%	—	to	—	1.28%	to	2.04%
2017	12,581	20.73	to	21.77	264,736	0.50%	to	1.25%	—	to	—	32.54%	to	33.54%

Victory Munder Mid-Cap Core Growth Fund
2021	21,170	12.58	to	99.73	935,565	0.00%	to	1.25%	—	to	—	(84.10)%	to	24.48%
2020	22,298	29.63	to	79.12	801,347	—	to	1.25%	—	to	—	18.30%	to	169.88%
2019	113,292	25.05	to	29.32	3,266,908	—	to	1.25%	—	to	—	24.48%	to	26.25%
2018	127,477	20.12	to	23.22	3,005,279	—	to	1.25%	—	to	—	(14.93)%	to	(13.58)%
2017	132,513	23.65	to	26.87	3,669,534	—	to	1.25%	—	to	—	(45.15)%	to	22.63%

Neuberger Berman Sustainable Equity Fund
2021	45,637	37.90	to	71.42	1,976,051	—	to	1.25%	0.26%	to	0.27%	(18.49)%	to	20.99%
2020	52,283	31.32	to	57.98	1,882,663	—	to	1.25%	0.42%	to	0.42%	17.67%	to	19.21%
2019	57,113	26.62	to	48.64	1,762,783	—	to	1.25%	—	to	0.52%	24.05%	to	25.63%
2018	59,773	21.46	to	38.72	1,478,564	—	to	1.25%	0.24%	to	0.30%	(7.15)%	to	(5.97)%
2017	58,938	23.11	to	25.49	1,617,459	—	to	1.25%	0.04%	to	0.48%	16.89%	to	18.36%

Nuveen International Value Fund +
2021	10,443	11.65	to	12.64	125,197	0.50%	to	1.25%	4.32%	to	5.11%	10.70%	to	11.53%
2020	9,492	10.52	to	11.33	102,289	0.50%	to	1.25%	2.40%	to	2.64%	2.37%	to	3.14%
2019	8,198	10.28	to	10.99	86,125	0.50%	to	1.25%	3.04%	to	3.55%	16.70%	to	17.57%
2018	6,870	8.81	to	9.34	61,730	0.50%	to	1.25%	1.23%	to	1.28%	(19.32)%	to	(18.70)%
2017	4,343	10.92	to	11.49	48,259	0.50%	to	1.25%	3.39%	to	3.50%	18.94%	to	19.83%

The Oakmark International Small Cap Fund
2021	8,339	56.79	to	56.79	473,534	0.35%	to	0.35%	1.54%	to	1.54%	18.70%	to	18.70%
2020	8,963	47.84	to	47.84	428,801	0.35%	to	0.35%	2.29%	to	2.29%	4.65%	to	4.65%
2019	9,238	45.71	to	45.71	422,300	0.35%	to	0.35%	0.22%	to	0.22%	31.44%	to	31.44%
2018	10,359	34.78	to	34.78	360,264	0.35%	to	0.35%	1.08%	to	1.08%	(24.00)%	to	(24.00)%
2017	11,110	45.76	to	45.76	508,372	0.35%	to	0.35%	0.79%	to	0.79%	25.64%	to	25.64%

The Oakmark Equity and Income Fund
2021	1,785	9.98	to	9.98	17,815	—	to	0.85%	—	to	—	(30.59)%	to	93.04%
2020	870	14.38	to	14.38	12,513	0.85%	to	0.85%	1.00%	to	1.00%	(31.57)%	to	7.52%
2019	493,919	13.37	to	21.01	10,373,455	—	to	0.85%	1.60%	to	1.61%	17.99%	to	19.31%
2018	550,049	11.34	to	17.61	9,684,498	—	to	0.85%	1.35%	to	1.49%	(12.24)%	to	(8.33)%
2017	623,554	19.21	to	19.21	11,980,230	—	to	—	1.24%	to	1.24%	14.46%	to	14.46%

Invesco Capital Appreciation Fund
2021	34,265	31.02	to	48.28	1,185,658	0.35%	to	1.25%	—	to	—	20.83%	to	21.92%
2020	42,636	25.44	to	34.42	1,202,201	0.35%	to	1.25%	—	to	—	34.59%	to	35.81%
2019	49,306	18.74	to	25.58	1,019,951	0.35%	to	1.25%	—	to	—	34.37%	to	35.59%
2018	50,282	13.82	to	19.03	772,314	0.35%	to	1.25%	—	to	—	(7.14)%	to	(6.29)%
2017	51,514	14.75	to	20.50	841,184	0.35%	to	1.25%	0.01%	to	0.01%	24.96%	to	26.09%

Invesco V. I. Global Fund +
2021	113,002	48.14	to	280.14	6,354,255	—	to	1.25%	—	to	—	13.93%	to	15.36%
2020	122,967	42.26	to	242.84	5,917,047	—	to	1.25%	—	to	—	26.03%	to	27.62%
2019	147,793	33.53	to	190.28	5,502,407	—	to	1.25%	—	to	—	29.93%	to	157.45%
2018	154,933	25.80	to	73.91	4,392,311	—	to	1.25%	0.41%	to	0.50%	(22.99)%	to	(14.64)%
2017	177,547	30.23	to	95.98	5,472,655	—	to	1.25%	0.52%	to	0.77%	28.45%	to	34.56%

Invesco Global Opportunities Fund
2021	14,498	24.94	to	26.27	370,997	0.35%	to	1.25%	—	to	—	(1.12)%	to	0.49%
2020	16,468	25.22	to	26.14	421,317	0.50%	to	1.25%	—	to	—	37.85%	to	38.89%
2019	23,795	18.29	to	18.82	441,749	0.50%	to	1.25%	—	to	—	26.19%	to	27.14%
2018	22,121	14.50	to	14.80	324,177	0.50%	to	1.25%	—	to	—	(19.12)%	to	(18.50)%
2017	16,997	17.92	to	18.16	306,972	0.50%	to	1.25%	—	to	—	50.64%	to	51.76%

Invesco Oppenheimer International Growth Fund
2021	39,045	21.41	to	28.81	883,915	0.00%	to	1.25%	—	to	0.10%	9.20%	to	10.83%
2020	41,917	19.32	to	24.03	887,941	0.35%	to	1.25%	—	to	—	20.39%	to	21.63%
2019	251,872	15.89	to	19.96	4,071,780	—	to	1.25%	—	to	0.98%	(54.56)%	to	27.01%
2018	289,557	15.72	to	34.96	3,661,213	—	to	1.25%	0.69%	to	0.94%	(20.55)%	to	(20.38)%
2017	295,628	19.78	to	43.91	4,679,094	—	to	1.25%	0.52%	to	0.67%	25.04%	to	25.85%

Invesco Main Street Fund
2021	17,995	29.47	to	33.61	549,528	0.35%	to	1.25%	0.00%	to	0.62%	26.02%	to	27.15%
2020	18,086	23.39	to	26.44	438,111	0.35%	to	1.25%	0.95%	to	0.97%	12.94%	to	13.97%
2019	18,318	20.71	to	23.20	395,707	0.35%	to	1.25%	0.91%	to	0.94%	30.30%	to	31.48%
2018	34,947	15.89	to	17.64	590,875	0.35%	to	1.25%	0.84%	to	1.02%	(9.04)%	to	(8.21)%
2017	31,230	17.47	to	19.22	577,794	0.35%	to	1.25%	0.99%	to	1.14%	15.29%	to	16.33%

Invesco Global Strategic Income Fund
2021	29,193	15.62	to	15.75	435,884	0.50%	to	1.25%	—	to	2.61%	(4.46)%	to	(3.74)%
2020	38,681	16.34	to	16.36	615,454	0.50%	to	1.25%	2.87%	to	2.95%	2.24%	to	3.01%
2019	43,262	15.88	to	15.99	673,158	0.50%	to	1.25%	4.65%	to	4.65%	9.24%	to	10.07%
2018	42,315	14.43	to	14.63	601,206	0.50%	to	1.25%	5.00%	to	5.02%	(5.89)%	to	(5.18)%
2017	42,368	15.22	to	15.55	637,072	0.50%	to	1.25%	4.17%	to	4.22%	4.91%	to	5.70%

Invesco Main Street Mid Cap Fund
2021	128,806	29.42	to	32.30	3,660,731	—	to	1.25%	—	to	0.21%	21.50%	to	23.02%
2020	132,721	24.13	to	24.22	3,092,397	—	to	1.25%	—	to	—	7.78%	to	9.13%
2019	132,976	22.11	to	22.47	2,848,285	—	to	1.25%	—	to	—	30.50%	to	32.15%
2018	148,093	16.73	to	17.22	2,400,938	—	to	1.25%	—	to	—	(13.35)%	to	(12.25)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2017	184,572	19.07	to	19.87	3,403,266	—	to	1.25%	—	to	0.35%	13.26%	to	14.68%

Invesco Developing Markets Fund
2021	117,323	74.66	to	113.90	3,604,112	—	to	1.25%	—	to	—	(8.65)%	to	436.13%
2020	136,067	21.25	to	81.73	4,663,974	—	to	1.25%	—	to	0.26%	15.77%	to	17.50%
2019	153,982	18.08	to	70.60	4,714,423	—	to	1.25%	0.24%	to	0.49%	22.45%	to	24.31%
2018	182,484	14.54	to	57.65	4,625,783	—	to	1.25%	0.21%	to	0.49%	(13.24)%	to	(11.95)%
2017	236,855	16.52	to	66.45	6,426,923	—	to	1.25%	0.28%	to	0.60%	33.11%	to	35.10%

Invesco Oppenheimer Capital Income Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	68	10.13	to	10.13	686	0.75%	to	0.75%	2.85%	to	2.85%	(4.87)%	to	(4.87)%
2017	48	10.32	to	10.65	509	0.75%	to	1.05%	1.18%	to	1.69%	5.86%	to	6.18%

Invesco International Bond Fund
2021	221,498	14.89	to	16.34	3,243,776	—	to	1.25%	—	to	2.70%	(11.37)%	to	(10.26)%
2020	219,939	16.80	to	17.50	3,607,729	—	to	1.25%	3.14%	to	3.24%	6.90%	to	8.24%
2019	232,298	15.71	to	16.16	3,550,885	—	to	1.25%	4.93%	to	4.99%	8.08%	to	9.44%
2018	246,274	14.54	to	14.77	3,470,894	—	to	1.25%	4.51%	to	4.51%	(7.07)%	to	(5.89)%
2017	262,586	15.64	to	15.70	3,958,987	—	to	1.25%	4.17%	to	4.27%	9.50%	to	10.87%

Invesco Oppenheimer Mid Cap Value Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	21,846	16.52	to	19.58	425,885	0.35%	to	1.25%	0.56%	to	0.57%	26.34%	to	27.48%
2018	24,068	12.96	to	15.50	370,983	0.35%	to	1.25%	0.19%	to	0.38%	(19.06)%	to	(18.33)%
2017	34,016	15.86	to	19.15	619,341	0.35%	to	1.25%	0.32%	to	0.32%	11.88%	to	12.89%

Invesco Main Street All Cap Fund
2021	46,004	31.75	to	35.55	1,427,917	0.35%	to	1.25%	0.35%	to	0.57%	24.97%	to	26.10%
2020	62,462	25.18	to	26.73	1,602,340	0.35%	to	1.25%	0.54%	to	0.55%	18.30%	to	19.37%
2019	58,622	21.09	to	22.60	1,262,862	0.35%	to	1.25%	0.36%	to	0.48%	31.20%	to	32.39%
2018	59,818	15.93	to	17.22	982,150	0.35%	to	1.25%	0.23%	to	0.39%	(11.50)%	to	(10.70)%
2017	62,745	17.84	to	19.46	1,168,373	0.35%	to	1.25%	0.78%	to	0.98%	14.64%	to	15.67%

Invesco Gold & Special Minerals Fund
2021	135,930	13.37	to	18.65	1,865,870	—	to	1.25%	—	to	3.46%	(4.08)%	to	(2.87)%
2020	140,270	13.77	to	17.71	2,004,684	—	to	1.25%	1.70%	to	1.75%	34.42%	to	36.11%
2019	169,256	10.12	to	13.17	1,895,357	—	to	1.25%	0.29%	to	0.34%	44.56%	to	46.37%
2018	193,995	6.91	to	9.11	1,493,119	—	to	1.25%	—	to	—	(14.24)%	to	(13.15)%
2017	197,889	7.96	to	10.62	1,770,183	—	to	1.25%	—	to	2.18%	15.74%	to	17.19%

Invesco Oppenheimer Real Estate Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	57,295	16.20	to	18.97	998,722	—	to	1.25%	1.79%	to	2.12%	24.36%	to	25.93%
2018	90,355	13.02	to	15.06	1,299,414	—	to	1.25%	1.57%	to	1.60%	(7.14)%	to	(5.96)%
2017	99,963	14.03	to	16.02	1,529,778	—	to	1.25%	1.31%	to	1.35%	2.77%	to	4.06%

Invesco Oppenheimer Equity Income Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	410	19.19	to	20.13	8,057	0.65%	to	1.25%	2.20%	to	2.22%	22.01%	to	22.75%
2018	343	15.73	to	16.40	5,516	0.65%	to	1.25%	1.94%	to	2.08%	(11.58)%	to	(11.05)%
2017	267	17.79	to	18.60	4,864	0.50%	to	1.25%	1.52%	to	1.83%	11.20%	to	12.04%

Invesco International Diversified Fund
2021	14,654	21.89	to	23.59	327,653	0.50%	to	1.25%	0.52%	to	0.52%	2.60%	to	3.37%
2020	11,878	21.33	to	22.82	258,259	0.50%	to	1.25%	1.06%	to	1.07%	19.06%	to	19.96%
2019	10,042	17.92	to	19.02	182,935	0.50%	to	1.25%	1.12%	to	1.30%	23.05%	to	23.98%
2018	8,320	14.56	to	15.34	123,080	0.50%	to	1.25%	0.81%	to	0.84%	(15.68)%	to	(15.04)%
2017	5,872	17.27	to	18.06	102,863	0.50%	to	1.25%	0.43%	to	0.44%	30.76%	to	31.75%

Invesco Rising Dividends Fund
2021	865	25.49	to	25.49	22,052	0.85%	to	1.25%	0.54%	to	2.26%	25.07%	to	29.63%
2020	780	20.38	to	20.38	15,899	1.25%	to	1.25%	0.68%	to	0.68%	11.93%	to	11.93%
2019	674	18.21	to	18.21	12,272	1.25%	to	1.25%	1.01%	to	1.01%	27.95%	to	27.95%
2018	523	14.23	to	14.23	7,445	1.25%	to	1.25%	1.22%	to	1.22%	(7.69)%	to	(7.69)%
2017	431	15.42	to	15.73	6,661	0.85%	to	1.25%	1.55%	to	1.58%	15.32%	to	15.78%

Putnam Focused International Equity Fund +
2021	425	22.71	to	22.71	9,648	0.70%	to	0.70%	1.47%	to	1.47%	11.79%	to	11.79%
2020	2,764	20.32	to	20.32	56,159	0.70%	to	0.70%	0.15%	to	0.15%	9.30%	to	9.30%
2019	4,022	18.59	to	18.59	74,768	0.70%	to	0.70%	—	to	—	25.71%	to	25.71%
2018	3,969	14.79	to	14.79	58,682	0.70%	to	0.70%	0.31%	to	0.31%	(13.05)%	to	(13.05)%
2017	4,006	17.01	to	17.01	68,113	0.70%	to	0.70%	1.24%	to	1.24%	27.49%	to	27.49%

Putnam VT High Yield Fund
2021	11,267	22.34	to	22.34	251,682	0.70%	to	0.70%	4.78%	to	4.78%	4.24%	to	4.24%
2020	12,360	21.43	to	21.43	264,851	0.70%	to	0.70%	5.85%	to	5.85%	4.47%	to	4.47%
2019	21,244	20.51	to	20.51	435,751	0.70%	to	0.70%	5.46%	to	5.46%	13.60%	to	13.60%
2018	18,949	18.06	to	18.06	342,155	0.70%	to	0.70%	5.54%	to	5.54%	(4.74)%	to	(4.74)%
2017	23,023	18.95	to	18.95	436,385	0.70%	to	0.70%	5.55%	to	5.55%	6.24%	to	6.24%

Putnam VT Emerging Markets Equity Fund
2021	6,200	18.14	to	18.14	112,460	0.70%	to	0.70%	0.51%	to	0.51%	(4.86)%	to	(4.86)%
2020	7,490	19.07	to	19.07	142,826	0.70%	to	0.70%	0.04%	to	0.04%	27.04%	to	27.04%
2019	10,631	15.01	to	15.01	159,568	0.70%	to	0.70%	—	to	—	24.06%	to	24.06%
2018	11,240	12.10	to	12.10	135,981	0.70%	to	0.70%	—	to	—	(19.21)%	to	(19.21)%
2017	11,274	14.98	to	14.98	168,823	0.70%	to	0.70%	1.03%	to	1.03%	34.10%	to	34.10%

Putnam VT Sustainable Leaders Fund
2021	8,484	54.69	to	58.62	464,668	—	to	0.70%	—	to	0.15%	22.67%	to	23.53%
2020	8,854	44.58	to	47.45	395,626	—	to	0.70%	0.40%	to	0.41%	27.85%	to	28.74%
2019	9,443	34.87	to	36.86	329,952	—	to	0.70%	0.44%	to	0.50%	35.41%	to	36.36%
2018	14,436	25.75	to	27.03	372,201	—	to	0.70%	—	to	—	(2.22)%	to	(1.53)%
2017	15,556	26.34	to	27.45	410,076	—	to	0.70%	0.60%	to	0.72%	28.32%	to	29.22%

Putnam VT Small Cap Value Fund
2021	9,952	26.39	to	39.52	264,603	—	to	0.70%	0.59%	to	0.71%	38.93%	to	39.90%
2020	8,654	18.99	to	28.25	165,866	—	to	0.70%	1.06%	to	1.14%	3.24%	to	3.96%
2019	11,511	18.40	to	27.17	213,284	—	to	0.70%	0.64%	to	0.67%	23.37%	to	24.24%
2018	12,631	14.91	to	21.87	189,617	—	to	0.70%	0.39%	to	0.40%	(20.49)%	to	(19.93)%
2017	13,212	18.75	to	27.31	249,399	—	to	0.70%	0.68%	to	0.69%	7.12%	to	7.87%

Pioneer Disciplined Value Fund
2021	10,020	28.93	to	30.70	301,723	0.50%	to	1.25%	1.07%	to	4.56%	26.02%	to	30.46%
2020	8,330	22.96	to	24.24	198,777	0.75%	to	1.25%	1.43%	to	1.52%	4.32%	to	4.85%
2019	6,953	22.01	to	23.12	158,062	0.75%	to	1.25%	1.27%	to	1.38%	27.93%	to	28.57%
2018	6,582	17.20	to	17.98	116,390	0.75%	to	1.25%	0.92%	to	1.05%	(14.48)%	to	(14.04)%
2017	6,250	20.11	to	21.33	128,540	0.50%	to	1.25%	—	to	1.09%	19.94%	to	20.84%

Pioneer Equity Income Fund
2021	1,527	51.22	to	51.22	78,211	1.25%	to	1.25%	1.53%	to	1.53%	23.99%	to	23.99%
2020	1,273	41.31	to	41.31	52,583	1.25%	to	1.25%	1.78%	to	1.78%	(1.44)%	to	(1.44)%
2019	1,127	41.91	to	41.91	47,228	1.25%	to	1.25%	1.82%	to	1.82%	23.88%	to	23.88%
2018	1,794	33.83	to	33.83	60,701	1.25%	to	1.25%	2.45%	to	2.45%	(10.03)%	to	(10.03)%
2017	703	37.60	to	37.60	26,430	1.25%	to	1.25%	1.81%	to	1.81%	13.53%	to	13.53%

Pioneer Fundamental Growth Fund
2021	2,764	36.56	to	38.58	105,292	0.65%	to	1.25%	—	to	—	21.87%	to	22.61%
2020	4,051	30.00	to	31.46	124,570	0.65%	to	1.25%	—	to	—	25.45%	to	26.21%
2019	3,861	23.91	to	24.93	94,410	0.65%	to	1.25%	0.04%	to	0.04%	32.18%	to	32.98%
2018	2,542	18.09	to	18.75	46,759	0.65%	to	1.25%	0.23%	to	0.23%	(1.86)%	to	(1.27)%
2017	2,308	18.43	to	18.99	43,134	0.65%	to	1.25%	0.21%	to	0.21%	21.10%	to	21.82%

Virtus NFJ International Value Fund +
2021	1,913	11.96	to	12.23	23,391	0.65%	to	1.05%	8.20%	to	9.18%	6.61%	to	11.36%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2020	1,881	11.22	to	11.22	21,104	0.85%	to	0.85%	2.56%	to	2.56%	8.42%	to	8.42%
2019	1,269	10.35	to	10.35	13,134	0.85%	to	0.85%	2.61%	to	2.61%	20.52%	to	20.52%
2018	1,032	8.59	to	8.59	8,862	0.85%	to	0.85%	1.83%	to	1.83%	(16.69)%	to	(16.69)%
2017	746	10.17	to	10.45	7,696	0.65%	to	1.05%	—	to	—	21.53%	to	22.02%

Virtus NFJ Small-Cap Value Fund +
2021	42,954	20.97	to	23.72	969,008	0.35%	to	1.25%	—	to	—	22.69%	to	23.80%
2020	46,202	17.09	to	19.16	843,659	0.35%	to	1.25%	1.89%	to	2.12%	(5.79)%	to	(4.94)%
2019	55,230	18.14	to	20.15	1,068,710	0.35%	to	1.25%	0.44%	to	0.47%	22.74%	to	23.85%
2018	62,359	14.78	to	16.27	977,079	0.35%	to	1.25%	2.56%	to	2.82%	(20.32)%	to	(19.59)%
2017	75,420	18.55	to	20.24	1,473,043	0.35%	to	1.25%	0.41%	to	0.45%	8.32%	to	9.30%

Virtus NFJ Dividend Value Fund +
2021	168,479	20.40	to	23.07	3,612,107	0.35%	to	1.25%	0.00%	to	1.35%	26.94%	to	28.08%
2020	195,809	16.07	to	18.01	3,302,393	0.35%	to	1.25%	1.81%	to	1.83%	(3.71)%	to	(2.83)%
2019	206,660	16.69	to	18.54	3,593,752	0.35%	to	1.25%	1.75%	to	1.76%	23.11%	to	24.22%
2018	330,326	13.56	to	14.92	4,690,010	0.35%	to	1.25%	1.80%	to	1.87%	(11.24)%	to	(10.44)%
2017	398,057	15.27	to	16.66	6,324,704	0.35%	to	1.25%	1.97%	to	2.04%	14.27%	to	15.29%

AMG GW&K Mid Cap Fund * (##)
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	1,641	24.40	to	26.86	38,082	0.50%	to	1.25%	0.40%	to	0.45%	18.02%	to	18.91%
2019	1,963	20.52	to	22.76	38,176	0.50%	to	1.25%	0.20%	to	0.40%	23.63%	to	24.56%
2018	2,326	16.47	to	18.41	36,733	0.50%	to	1.25%	0.05%	to	0.10%	(11.53)%	to	(10.86)%
2017	2,004	18.48	to	20.81	35,741	0.50%	to	1.25%	—	to	—	23.91%	to	24.84%

PIMCO Total Return Fund
2021	918,030	10.27	to	19.85	16,127,367	—	to	1.25%	—	to	1.97%	(35.68)%	to	(2.41)%
2020	944,815	15.97	to	17.53	16,929,365	—	to	1.25%	2.15%	to	2.25%	7.17%	to	8.62%
2019	959,023	14.70	to	16.35	15,894,819	—	to	1.25%	3.19%	to	3.46%	6.57%	to	48.04%
2018	1,127,986	9.93	to	15.35	17,420,423	—	to	1.25%	2.77%	to	2.79%	(3.31)%	to	(1.84)%
2017	1,296,864	23.95	to	29.31	20,275,654	—	to	1.25%	4.67%	to	4.68%	7.26%	to	8.31%

PIMCO Emerging Markets Bond Fund
2021	25,250	18.61	to	21.09	478,974	0.35%	to	1.25%	0.00%	to	3.41%	(3.60)%	to	(2.73)%
2020	24,046	19.13	to	19.93	469,321	0.35%	to	1.25%	4.09%	to	4.10%	4.82%	to	5.76%
2019	24,911	18.09	to	19.01	462,871	0.35%	to	1.25%	4.23%	to	4.24%	13.07%	to	14.09%
2018	28,387	15.85	to	16.81	461,465	0.35%	to	1.25%	3.88%	to	3.90%	(5.73)%	to	(4.87)%
2017	32,500	16.66	to	17.83	555,567	0.35%	to	1.25%	3.95%	to	4.80%	8.83%	to	9.81%

PIMCO Real Return Fund
2021	600,899	17.14	to	20.08	10,501,361	—	to	1.25%	4.86%	to	4.86%	3.97%	to	25.62%
2020	675,202	15.26	to	16.48	11,256,882	—	to	1.25%	2.22%	to	2.36%	10.26%	to	11.81%
2019	724,378	13.65	to	14.95	10,819,356	—	to	1.25%	1.55%	to	1.55%	(9.55)%	to	6.75%
2018	861,558	12.61	to	14.00	12,071,595	—	to	1.25%	2.25%	to	2.41%	(3.58)%	to	(2.21)%
2017	996,867	27.41	to	28.34	14,403,656	—	to	1.25%	4.47%	to	4.50%	5.89%	to	7.17%

Pioneer Fund
2021	24,537	35.31	to	41.90	958,963	0.50%	to	1.25%	0.00%	to	0.00%	26.22%	to	27.17%
2020	29,341	27.77	to	31.19	881,938	0.50%	to	1.25%	0.50%	to	0.51%	22.36%	to	23.28%
2019	31,142	22.52	to	25.49	761,778	0.50%	to	1.25%	0.80%	to	0.86%	29.38%	to	30.35%
2018	39,014	17.28	to	19.70	740,591	0.50%	to	1.25%	0.94%	to	0.99%	(2.97)%	to	(2.24)%
2017	42,682	17.67	to	20.31	830,128	0.50%	to	1.25%	0.95%	to	0.96%	20.03%	to	20.93%

Pioneer High Yield Fund
2021	48,631	20.47	to	22.85	1,026,755	0.35%	to	1.25%	—	to	4.22%	4.44%	to	5.39%
2020	50,742	19.42	to	19.93	1,012,796	0.35%	to	1.25%	5.28%	to	5.28%	1.79%	to	2.71%
2019	52,516	18.91	to	19.58	1,019,804	0.35%	to	1.25%	5.08%	to	5.08%	12.70%	to	13.71%
2018	59,900	16.63	to	17.37	1,029,489	0.35%	to	1.25%	4.95%	to	4.99%	(4.52)%	to	(3.65)%
2017	64,626	17.26	to	18.19	1,137,350	0.35%	to	1.25%	4.61%	to	4.71%	6.37%	to	7.33%

Pioneer Strategic Income Fund
2021	248,288	10.76	to	21.62	5,139,005	—	to	1.25%	—	to	3.25%	(5.78)%	to	0.88%
2020	235,036	11.42	to	18.88	4,760,627	—	to	1.25%	0.31%	to	3.49%	(42.04)%	to	6.06%
2019	247,024	17.80	to	19.70	4,664,722	—	to	1.25%	1.67%	to	2.94%	8.83%	to	91.48%
2018	290,439	10.29	to	16.35	5,024,189	—	to	1.25%	3.07%	to	3.09%	(4.90)%	to	(3.14)%
2017	292,694	10.82	to	16.88	5,189,038	—	to	1.25%	3.16%	to	3.21%	1.88%	to	3.91%

Pioneer Mid Cap Value Fund
2021	50,861	24.96	to	27.41	1,133,257	0.35%	to	1.25%	—	to	0.43%	27.86%	to	29.01%
2020	68,338	19.52	to	20.05	1,186,812	0.35%	to	1.25%	0.80%	to	0.84%	0.55%	to	1.46%
2019	57,728	19.42	to	19.76	994,280	0.35%	to	1.25%	0.69%	to	0.78%	26.45%	to	27.59%
2018	60,711	15.36	to	15.49	832,030	0.35%	to	1.25%	0.75%	to	0.83%	(20.51)%	to	(19.79)%
2017	71,468	19.31	to	19.32	1,232,474	0.35%	to	1.25%	0.34%	to	0.38%	11.46%	to	12.46%

Pioneer Select Mid Cap Growth Fund
2021	29,492	46.25	to	50.75	1,432,733	0.35%	to	1.25%	—	to	—	6.62%	to	9.44%
2020	29,120	43.37	to	47.24	1,323,451	0.50%	to	1.25%	—	to	—	37.22%	to	38.25%
2019	27,473	31.61	to	34.17	906,299	0.50%	to	1.25%	—	to	—	31.08%	to	32.07%
2018	25,865	24.11	to	25.87	638,121	0.50%	to	1.25%	—	to	—	(7.42)%	to	(6.72)%
2017	27,626	26.05	to	28.09	736,420	0.35%	to	1.25%	—	to	—	28.17%	to	29.33%

PIMCO Total Return ESG Fund
2021	274,390	12.06	to	13.66	3,729,027	—	to	1.25%	1.88%	to	1.88%	(2.57)%	to	(1.35)%
2020	170,987	12.38	to	13.84	2,350,550	—	to	1.25%	0.96%	to	2.30%	7.36%	to	15.40%
2019	14,262	11.53	to	12.00	169,113	0.75%	to	1.25%	3.25%	to	3.49%	7.33%	to	7.87%
2018	13,552	10.74	to	11.12	149,112	0.75%	to	1.25%	1.93%	to	2.31%	(2.26)%	to	(1.18)%
2017	13,030	10.99	to	11.25	146,194	0.85%	to	1.25%	1.77%	to	1.79%	2.91%	to	3.32%

Putnam Large Cap Value Fund +
2021	88,677	34.60	to	38.62	2,796,598	—	to	1.25%	—	to	1.18%	25.27%	to	26.84%
2020	30,873	27.28	to	28.97	806,323	—	to	1.25%	1.63%	to	1.72%	4.52%	to	5.83%
2019	34,521	25.78	to	27.72	860,133	—	to	1.25%	1.46%	to	1.47%	28.32%	to	29.93%
2018	41,080	19.84	to	21.60	788,010	—	to	1.25%	1.49%	to	1.58%	(9.49)%	to	(8.34)%
2017	40,528	21.64	to	23.87	858,540	—	to	1.25%	1.66%	to	1.72%	17.22%	to	18.69%

Putnam High Yield Fund
2021	50,963	21.48	to	22.85	1,093,262	0.35%	to	1.25%	—	to	0.71%	3.55%	to	6.13%
2020	42,699	20.70	to	20.74	875,931	0.50%	to	1.25%	4.79%	to	4.80%	4.19%	to	4.98%
2019	51,487	19.72	to	19.90	1,013,886	0.50%	to	1.25%	4.97%	to	5.00%	7.10%	to	12.60%
2018	66,381	17.68	to	18.41	1,161,571	—	to	1.25%	4.87%	to	4.99%	(4.95)%	to	(3.75)%
2017	78,086	18.60	to	19.13	1,423,137	—	to	1.25%	5.14%	to	5.17%	5.43%	to	6.75%

Putnam International Equity Fund
2021	13,873	15.38	to	26.46	367,110	0.35%	to	1.25%	1.40%	to	6.35%	(37.01)%	to	8.38%
2020	14,246	24.42	to	24.42	347,824	0.35%	to	0.35%	1.26%	to	1.26%	11.35%	to	11.35%
2019	15,262	21.93	to	21.93	334,657	0.35%	to	0.35%	1.60%	to	1.60%	25.06%	to	25.06%
2018	17,019	17.53	to	17.53	298,391	0.35%	to	0.35%	1.61%	to	1.61%	(19.64)%	to	(19.64)%
2017	20,174	13.15	to	21.82	440,134	0.35%	to	1.25%	0.01%	to	0.35%	24.91%	to	26.03%

Putnam Sustainable Leaders Fund
2021	46	43.08	to	50.15	2,036	0.75%	to	1.25%	0.47%	to	1.69%	22.33%	to	33.82%
2020	38	35.21	to	35.21	1,327	0.75%	to	0.75%	0.33%	to	0.33%	27.54%	to	27.54%
2019	38	27.61	to	27.61	1,047	0.75%	to	0.75%	0.34%	to	0.34%	34.83%	to	34.83%
2018	38	20.48	to	20.48	774	0.75%	to	0.75%	0.02%	to	0.02%	(1.64)%	to	(1.64)%
2017	218	20.82	to	23.24	4,856	0.75%	to	1.25%	—	to	0.40%	27.45%	to	28.09%

Putnam International Capital Opportunities Fund
2021	17,772	13.92	to	15.53	262,283	0.50%	to	1.25%	1.33%	to	1.33%	12.01%	to	13.41%
2020	18,954	12.43	to	14.73	249,884	—	to	1.25%	—	to	0.92%	9.55%	to	10.93%
2019	20,144	11.35	to	13.28	240,585	—	to	1.25%	—	to	—	24.29%	to	25.85%
2018	19,383	9.13	to	10.55	185,318	—	to	1.25%	—	to	—	(17.57)%	to	(16.52)%
2017	19,530	11.07	to	12.64	227,513	—	to	1.25%	2.20%	to	3.01%	32.87%	to	34.53%

Putnam Small Cap Growth Fund
2021	7,143	41.76	to	46.64	320,596	0.35%	to	1.25%	—	to	—	12.71%	to	13.73%
2020	5,860	37.05	to	41.01	231,763	0.35%	to	1.25%	—	to	—	45.73%	to	47.05%
2019	4,856	25.43	to	27.89	131,118	0.35%	to	1.25%	—	to	—	35.88%	to	37.11%
2018	5,511	18.71	to	20.34	105,809	0.35%	to	1.25%	—	to	—	(3.69)%	to	(2.81)%
2017	8,657	19.43	to	20.93	162,857	0.35%	to	1.25%	—	to	—	18.70%	to	19.77%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

Royce Total Return Fund
2021	87,664	13.54	to	14.00	1,210,965	0.35%	to	1.25%	—	to	0.62%	23.98%	to	25.10%
2020	78,049	10.92	to	11.19	865,416	0.35%	to	1.25%	1.96%	to	2.01%	2.22%	to	3.14%
2019	73,729	10.68	to	10.85	794,499	0.35%	to	1.25%	0.71%	to	0.71%	21.56%	to	22.65%
2018	75,024	8.79	to	8.84	661,717	0.35%	to	1.25%	0.60%	to	0.60%	(78.18)%	to	(76.12)%
2017	18,819	36.79	to	40.53	723,484	0.15%	to	1.25%	—	to	0.38%	11.90%	to	13.13%

Royce Smaller-Companies Growth Fund
2021	14,753	8.45	to	45.61	598,285	—	to	1.25%	—	to	—	(80.03)%	to	6.44%
2020	15,590	34.88	to	42.32	588,575	—	to	1.25%	—	to	—	47.41%	to	49.26%
2019	18,410	23.66	to	28.35	463,943	—	to	1.25%	—	to	—	22.13%	to	23.67%
2018	25,179	19.37	to	22.93	527,307	—	to	1.25%	—	to	—	(11.35)%	to	(10.22)%
2017	25,813	21.85	to	25.54	609,687	—	to	1.25%	—	to	—	16.35%	to	17.81%

Royce Small-Cap Value Fund
2021	10,422	12.48	to	12.71	130,219	0.50%	to	1.25%	—	to	—	26.65%	to	28.47%
2020	19,335	9.85	to	9.99	191,118	0.75%	to	1.25%	1.76%	to	2.17%	(7.63)%	to	(7.17)%
2019	24,334	10.67	to	10.76	260,270	0.75%	to	1.25%	0.65%	to	0.65%	16.75%	to	17.33%
2018	19,748	9.14	to	9.17	180,605	0.75%	to	1.25%	0.02%	to	0.16%	(70.10)%	to	(67.75)%
2017	8,602	28.33	to	30.67	249,428	0.35%	to	1.25%	—	to	0.10%	3.42%	to	4.35%

Columbia Large Cap Value Fund
2021	5,567	23.19	to	25.89	139,805	0.50%	to	1.25%	1.17%	to	1.36%	22.42%	to	23.34%
2020	5,808	18.95	to	20.99	117,615	0.50%	to	1.25%	1.77%	to	1.82%	4.32%	to	5.10%
2019	6,975	18.16	to	19.97	135,535	0.50%	to	1.25%	1.54%	to	1.74%	28.55%	to	29.52%
2018	7,642	14.13	to	15.42	114,907	0.50%	to	1.25%	1.45%	to	1.58%	(12.02)%	to	(11.35)%
2017	7,898	16.06	to	17.39	133,732	0.50%	to	1.25%	1.37%	to	1.37%	15.43%	to	16.29%

Columbia Small/Mid Cap Value Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	16,124	16.10	to	17.70	263,645	0.50%	to	1.25%	0.89%	to	0.91%	22.15%	to	23.06%
2018	19,300	13.18	to	14.38	260,623	0.50%	to	1.25%	0.44%	to	0.51%	(17.55)%	to	(16.92)%
2017	17,137	15.99	to	17.31	277,274	0.50%	to	1.25%	0.13%	to	0.15%	11.58%	to	12.41%

Virtus Ceredex Small-Cap Value Equity Fund +
2021	11,215	50.92	to	56.06	609,750	0.50%	to	1.25%	—	to	0.87%	25.33%	to	26.27%
2020	17,267	40.63	to	44.40	737,112	0.50%	to	1.25%	0.36%	to	0.38%	(0.63)%	to	0.12%
2019	17,902	40.89	to	44.34	764,490	0.50%	to	1.25%	1.18%	to	1.38%	15.76%	to	16.63%
2018	27,317	35.32	to	38.02	1,004,391	0.50%	to	1.25%	1.18%	to	1.29%	(13.79)%	to	(13.14)%
2017	34,077	40.97	to	45.75	1,453,388	—	to	1.25%	1.21%	to	1.29%	8.69%	to	10.05%

Virtus Ceredex Mid-Cap Value Equity Fund +
2021	15,247	63.40	to	69.80	1,035,384	0.50%	to	1.25%	—	to	—	27.13%	to	28.09%
2020	14,003	49.87	to	54.50	742,325	0.50%	to	1.25%	0.46%	to	0.79%	(2.74)%	to	(2.01)%
2019	24,754	51.28	to	55.61	1,327,407	0.50%	to	1.25%	0.81%	to	0.88%	30.99%	to	31.97%
2018	25,817	39.15	to	42.14	1,054,317	0.50%	to	1.25%	0.67%	to	0.74%	(9.23)%	to	(8.54)%
2017	30,701	43.13	to	46.07	1,370,202	0.50%	to	1.25%	0.47%	to	0.63%	9.85%	to	10.68%

RidgeWorth Seix Total Return Bond Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	11,831	12.63	to	12.88	150,802	0.65%	to	0.85%	1.74%	to	1.74%	5.80%	to	6.01%
2018	11,184	11.94	to	12.15	134,687	0.65%	to	0.85%	1.87%	to	1.87%	(1.33)%	to	(1.13)%
2017	10,874	11.73	to	12.78	132,571	0.15%	to	1.25%	—	to	0.22%	1.16%	to	2.27%

Virtus Ceredex Large-Cap Value Equity Fund +
2021	30	27.25	to	27.25	812	0.50%	to	1.25%	—	to	0.59%	23.69%	to	24.62%
2020	1,316	22.03	to	23.73	31,080	0.50%	to	1.25%	1.07%	to	1.18%	2.19%	to	2.96%
2019	1,316	21.56	to	23.05	30,206	0.50%	to	1.25%	0.32%	to	1.45%	28.94%	to	29.91%
2018	6,520	16.72	to	17.74	115,606	0.50%	to	1.25%	0.07%	to	1.58%	(11.75)%	to	(11.08)%
2017	9,111	18.95	to	19.95	179,080	0.50%	to	1.25%	0.79%	to	1.67%	14.46%	to	15.32%

DWS RREEF Real Estate Securities Fund
2021	869	30.85	to	30.85	26,809	0.85%	to	0.85%	1.08%	to	1.08%	41.32%	to	41.32%
2020	869	21.83	to	21.83	18,974	0.85%	to	0.85%	1.73%	to	1.73%	(6.00)%	to	(6.00)%
2019	869	23.23	to	23.23	20,188	0.85%	to	0.85%	1.64%	to	1.64%	28.02%	to	28.02%
2018	869	18.14	to	18.14	15,769	0.85%	to	0.85%	2.09%	to	2.09%	(4.31)%	to	(4.31)%
2017	869	18.96	to	18.96	16,480	0.85%	to	0.85%	1.70%	to	1.70%	5.22%	to	5.22%

DWS CROCI Equity Dividend Fund
2021	10,507	19.37	to	21.12	204,474	0.35%	to	1.25%	0.98%	to	2.44%	17.87%	to	18.93%
2020	12,058	16.29	to	16.84	198,756	0.35%	to	1.25%	2.37%	to	2.38%	(10.60)%	to	(9.79)%
2019	11,479	18.06	to	18.84	211,108	0.35%	to	1.25%	1.83%	to	1.84%	27.83%	to	28.98%
2018	11,754	14.00	to	14.74	166,487	0.35%	to	1.25%	1.68%	to	1.82%	(4.43)%	to	(3.57)%
2017	14,669	14.52	to	15.42	216,014	0.35%	to	1.25%	1.72%	to	1.72%	17.77%	to	18.83%

DWS Capital Growth Fund
2021	1,591	77.52	to	77.52	123,329	1.05%	to	1.25%	—	to	—	20.69%	to	23.83%
2020	477	64.23	to	64.23	30,635	1.25%	to	1.25%	—	to	—	36.53%	to	36.53%
2019	286	47.04	to	47.04	13,465	1.25%	to	1.25%	0.06%	to	0.06%	34.90%	to	34.90%
2018	164	34.87	to	34.87	5,726	1.25%	to	1.25%	—	to	—	(3.38)%	to	(3.38)%
2017	52	36.09	to	36.74	1,867	1.05%	to	1.25%	—	to	0.47%	24.38%	to	24.63%

DWS Enhanced Emerging Markets Fixed Income
2021	614	16.60	to	17.03	10,422	0.50%	to	1.25%	4.11%	to	19.16%	(2.84)%	to	4.47%
2020	647	17.09	to	17.50	11,256	1.05%	to	1.25%	4.13%	to	4.35%	3.17%	to	3.38%
2019	1,008	16.56	to	16.92	16,999	1.05%	to	1.25%	3.77%	to	4.03%	12.90%	to	13.12%
2018	1,541	14.67	to	14.96	23,000	1.05%	to	1.25%	2.00%	to	3.91%	(7.69)%	to	(7.51)%
2017	2,613	15.89	to	16.98	41,864	0.50%	to	1.25%	2.62%	to	3.61%	7.60%	to	8.41%

SSgA S&P 500 Index Fund
2021	65,340	43.26	to	272.09	3,319,543	—	to	1.25%	1.77%	to	1.77%	26.95%	to	28.54%
2020	63,614	34.08	to	41.34	2,565,747	—	to	1.25%	1.33%	to	1.75%	17.14%	to	18.61%
2019	73,036	29.09	to	34.86	2,347,798	—	to	1.25%	1.84%	to	1.85%	29.63%	to	31.26%
2018	71,150	22.44	to	26.55	1,754,402	—	to	1.25%	2.13%	to	2.16%	(5.81)%	to	(4.62)%
2017	68,755	23.83	to	27.84	1,802,515	—	to	1.25%	1.85%	to	2.19%	20.17%	to	21.68%

DWS Core Equity VIP
2021	581	41.05	to	41.05	23,851	0.70%	to	0.70%	0.76%	to	0.76%	24.43%	to	24.43%
2020	592	33.00	to	33.00	19,542	0.70%	to	0.70%	1.35%	to	1.35%	15.32%	to	15.32%
2019	604	28.61	to	28.61	17,274	0.70%	to	0.70%	2.05%	to	2.05%	29.39%	to	29.39%
2018	2,805	22.11	to	22.11	62,022	0.70%	to	0.70%	1.93%	to	1.93%	(6.35)%	to	(6.35)%
2017	3,758	23.61	to	23.61	88,730	0.70%	to	0.70%	1.23%	to	1.23%	20.18%	to	20.18%

DWS International Growth Fund
2021	10,161	18.43	to	21.59	199,823	0.50%	to	1.25%	—	to	1.55%	6.55%	to	7.35%
2020	11,334	17.17	to	19.04	205,750	0.50%	to	1.25%	0.61%	to	0.96%	20.57%	to	21.48%
2019	9,546	14.13	to	15.79	142,163	0.50%	to	1.25%	—	to	0.72%	29.58%	to	30.55%
2018	10,527	10.83	to	12.18	119,208	0.50%	to	1.25%	0.67%	to	0.81%	(18.15)%	to	(17.53)%
2017	10,451	13.13	to	14.89	143,447	0.50%	to	1.25%	0.05%	to	0.22%	23.56%	to	24.48%

MassMutual Overseas Fund +
2021	22,833	13.65	to	14.45	328,781	0.50%	to	1.25%	1.04%	to	1.06%	11.18%	to	12.02%
2020	22,517	12.28	to	12.90	289,708	0.50%	to	1.25%	0.21%	to	0.21%	7.22%	to	8.03%
2019	23,874	11.45	to	11.94	284,574	0.50%	to	1.25%	1.85%	to	2.00%	24.62%	to	28.79%
2018	1,403	9.27	to	9.19	12,999	1.05%	to	1.25%	0.02%	to	1.37%	(17.68)%	to	(16.91)%
2017	7,400	11.16	to	11.16	82,583	1.25%	to	1.25%	1.84%	to	1.84%	25.10%	to	25.10%

MassMutual Total Return Bond Fund +
2021	19,853	10.10	to	11.93	235,450	0.50%	to	1.25%	—	to	1.24%	(17.02)%	to	(2.70)%
2020	25,306	11.58	to	12.17	306,916	0.50%	to	1.25%	1.59%	to	1.69%	7.34%	to	8.15%
2019	26,070	10.79	to	11.25	292,538	0.50%	to	1.25%	2.45%	to	2.76%	7.26%	to	18.21%
2018	24,142	9.52	to	10.06	250,561	—	to	1.25%	2.70%	to	4.30%	(2.86)%	to	(1.57)%
2017	25,452	9.80	to	10.22	266,657	—	to	1.25%	2.41%	to	2.70%	0.72%	to	1.73%

MassMutual Blue Chip Growth Fund
2021	2,497,865	25.89	to	33.44	46,719,897	—	to	0.50%	—	to	—	16.55%	to	62.76%
2020	2,865,012	15.91	to	28.69	45,574,697	—	to	0.50%	—	to	—	(26.61)%	to	32.37%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2019	22	21.67	to	21.67	467	0.50%	to	0.50%	—	to	—	29.62%	to	29.62%
2018	595	16.72	to	16.72	9,948	0.50%	to	0.50%	—	to	—	7.13%	to	7.13%

MassMutual Mid Cap Growth Fund +
2021	112,408	20.47	to	27.22	2,027,516	—	to	1.25%	—	to	—	13.06%	to	34.59%
2020	101,116	15.21	to	22.73	1,592,490	—	to	1.25%	—	to	—	(19.31)%	to	24.04%
2019	6,942	18.33	to	18.85	130,834	0.75%	to	1.25%	—	to	—	28.83%	to	30.68%
2018	8,210	14.23	to	14.42	118,161	0.75%	to	1.05%	—	to	—	(4.59)%	to	(4.30)%
2017	4,093	14.80	to	15.07	60,815	0.75%	to	1.25%	—	to	—	22.64%	to	23.26%

MassMutual Strategic Bond Fund +
2021	392,191	10.20	to	12.56	4,220,089	—	to	1.25%	0.67%	to	3.27%	(6.85)%	to	(2.83)%
2020	472,618	10.95	to	12.21	5,169,343	—	to	1.25%	2.52%	to	2.66%	3.01%	to	6.89%
2019	34,364	10.63	to	11.42	374,551	—	to	1.25%	2.84%	to	3.84%	7.59%	to	10.41%
2018	21,075	9.88	to	10.35	213,484	—	to	1.25%	—	to	2.41%	(4.45)%	to	0.06%
2017	19,674	10.34	to	10.79	207,288	—	to	1.05%	1.81%	to	2.51%	2.99%	to	4.01%

ClearBridge Appreciation Fund
2021	21,848	33.52	to	36.97	770,098	0.35%	to	1.25%	0.52%	to	0.57%	22.04%	to	23.14%
2020	23,272	27.47	to	30.02	670,259	0.35%	to	1.25%	0.07%	to	0.86%	13.08%	to	14.10%
2019	23,536	24.29	to	26.31	594,717	0.35%	to	1.25%	1.16%	to	1.36%	28.21%	to	29.36%
2018	25,688	18.95	to	20.34	507,243	0.35%	to	1.25%	1.00%	to	1.11%	(3.40)%	to	(2.52)%
2017	22,338	19.61	to	20.87	453,599	0.35%	to	1.25%	0.80%	to	1.12%	18.03%	to	19.10%

ClearBridge Aggressive Growth Fund
2021	2,193	26.20	to	30.09	63,471	0.35%	to	1.25%	—	to	—	(7.26)%	to	6.25%
2020	1,831	27.68	to	28.25	49,254	0.75%	to	1.25%	0.20%	to	0.24%	17.98%	to	18.58%
2019	1,746	23.35	to	23.95	40,166	0.75%	to	1.25%	0.55%	to	0.59%	22.63%	to	23.24%
2018	1,468	18.94	to	19.53	27,337	0.75%	to	1.25%	0.21%	to	0.22%	(9.12)%	to	(8.66)%
2017	3,548	20.26	to	21.49	70,595	0.35%	to	1.25%	—	to	0.26%	12.86%	to	13.88%

ClearBridge All Cap Value Fund
2021	1,562	21.24	to	23.20	36,198	0.50%	to	1.25%	1.21%	to	1.48%	24.44%	to	25.38%
2020	1,553	16.94	to	18.64	28,928	0.50%	to	1.25%	1.54%	to	1.72%	(2.39)%	to	(1.65)%
2019	1,553	17.22	to	19.10	29,637	0.50%	to	1.25%	0.04%	to	1.50%	21.00%	to	21.91%
2018	1,981	14.13	to	15.78	30,551	0.50%	to	1.25%	0.75%	to	0.76%	(15.76)%	to	(15.12)%
2017	1,446	16.64	to	18.74	27,082	0.50%	to	1.25%	0.75%	to	0.78%	15.67%	to	16.54%

ClearBridge Mid Cap Fund
2021	28,124	62.48	to	70.12	1,923,802	0.35%	to	1.25%	—	to	—	26.95%	to	28.10%
2020	28,049	49.21	to	54.74	1,501,438	0.35%	to	1.25%	—	to	—	14.67%	to	15.71%
2019	26,665	42.92	to	47.31	1,235,654	0.35%	to	1.25%	0.42%	to	0.44%	31.13%	to	32.32%
2018	25,788	32.73	to	35.75	907,012	0.35%	to	1.25%	0.17%	to	0.19%	(14.00)%	to	(13.22)%
2017	28,891	38.05	to	41.20	1,175,466	0.35%	to	1.25%	0.01%	to	0.02%	11.32%	to	12.32%

ClearBridge Small Cap Growth Fund
2021	29,217	39.21	to	54.26	1,363,504	0.35%	to	1.25%	—	to	—	10.51%	to	11.51%
2020	28,165	35.16	to	46.14	1,178,168	0.35%	to	1.25%	—	to	—	41.67%	to	42.95%
2019	29,861	24.60	to	32.57	882,702	0.35%	to	1.25%	—	to	—	23.67%	to	24.79%
2018	35,371	19.71	to	26.34	833,326	0.35%	to	1.25%	—	to	—	2.86%	to	3.80%
2017	38,588	18.99	to	25.60	881,118	0.35%	to	1.25%	—	to	—	23.41%	to	24.52%

Thornburg International Equity Fund
2021	144,344	18.28	to	35.36	3,215,703	—	to	1.25%	—	to	1.01%	7.09%	to	53.23%
2020	163,529	17.07	to	19.66	3,462,480	—	to	1.25%	—	to	—	20.63%	to	22.15%
2019	174,862	13.97	to	16.30	3,056,152	—	to	1.25%	1.14%	to	1.15%	26.79%	to	28.39%
2018	192,663	10.88	to	12.85	2,662,323	—	to	1.25%	0.87%	to	0.89%	(21.22)%	to	(20.22)%
2017	190,186	13.64	to	16.31	3,067,493	—	to	1.25%	—	to	0.62%	23.24%	to	24.78%

Thornburg Small/Mid Cap Core Fund
2021	21,225	26.93	to	59.44	649,408	—	to	1.25%	—	to	0.28%	13.78%	to	100.49%
2020	21,982	23.67	to	26.42	595,675	—	to	1.25%	—	to	—	10.31%	to	11.70%
2019	46,543	21.19	to	23.95	1,554,460	—	to	1.25%	0.38%	to	0.41%	27.26%	to	28.86%
2018	57,440	16.44	to	18.82	1,470,025	—	to	1.25%	0.22%	to	0.28%	(10.85)%	to	(9.72)%
2017	64,484	18.22	to	21.11	1,756,964	—	to	1.25%	—	to	0.54%	21.83%	to	23.35%

Thornburg Small/Mid Cap Growth Fund
2021	26,386	58.51	to	65.66	925,960	0.35%	to	1.25%	—	to	—	72.55%	to	125.03%
2020	27,049	29.18	to	33.91	1,016,176	0.35%	to	1.25%	—	to	—	39.63%	to	40.89%
2019	29,883	20.71	to	24.28	781,070	0.35%	to	1.25%	—	to	—	27.12%	to	28.27%
2018	35,787	16.15	to	19.10	703,606	0.35%	to	1.25%	—	to	—	(3.94)%	to	(3.06)%
2017	36,684	16.66	to	19.89	739,407	0.35%	to	1.25%	—	to	—	22.26%	to	23.36%

Timothy Plan Large/Mid Cap Value Fund
2021	7,451	35.93	to	41.67	285,719	—	to	1.25%	—	to	—	22.63%	to	26.90%
2020	6,048	29.30	to	32.83	181,719	—	to	1.05%	0.20%	to	0.21%	11.89%	to	13.07%
2019	6,616	26.19	to	29.04	177,348	—	to	1.05%	0.43%	to	0.53%	26.87%	to	27.78%
2018	8,434	20.49	to	22.89	178,134	—	to	1.25%	0.20%	to	0.30%	(10.04)%	to	(8.90)%
2017	7,050	22.78	to	25.12	165,136	—	to	1.25%	0.15%	to	0.16%	16.05%	to	17.51%

T. Rowe Price Growth Stock Fund, Inc.
2021	191,685	44.18	to	50.40	8,907,863	—	to	1.25%	—	to	—	8.87%	to	17.90%
2020	193,455	37.47	to	90.58	7,577,668	—	to	1.25%	—	to	—	34.51%	to	190.18%
2019	204,862	27.86	to	31.21	5,942,989	0.35%	to	1.25%	—	to	—	(41.96)%	to	28.51%
2018	266,819	21.68	to	53.78	6,155,694	—	to	1.25%	—	to	—	(9.25)%	to	(2.77)%
2017	338,330	22.30	to	59.26	7,932,181	—	to	1.25%	—	to	—	16.81%	to	31.33%

T. Rowe Price Equity Income Fund
2021	58,435	21.16	to	24.14	1,300,242	0.15%	to	1.25%	—	to	3.82%	23.37%	to	24.73%
2020	80,684	17.15	to	21.78	1,460,515	0.15%	to	1.25%	1.83%	to	53.37%	(0.52)%	to	12.74%
2019	82,157	17.24	to	19.32	1,488,422	0.35%	to	1.25%	1.88%	to	1.88%	12.15%	to	24.34%
2018	83,530	13.87	to	17.23	1,224,605	0.15%	to	1.25%	1.60%	to	1.62%	(10.97)%	to	0.51%
2017	82,063	15.58	to	17.14	1,327,212	0.35%	to	1.25%	1.26%	to	1.46%	14.09%	to	15.12%

T. Rowe Price Retirement 2010 Fund
2021	29,417	18.30	to	21.70	566,342	—	to	1.25%	—	to	0.46%	6.87%	to	8.22%
2020	43,739	17.12	to	20.06	781,679	—	to	1.25%	0.03%	to	2.19%	9.97%	to	11.35%
2019	67,215	15.57	to	18.01	1,122,474	—	to	1.25%	1.27%	to	1.90%	14.13%	to	15.57%
2018	69,065	13.64	to	15.59	1,006,301	—	to	1.25%	1.71%	to	1.74%	(5.29)%	to	(4.09)%
2017	71,104	14.40	to	16.25	1,084,602	—	to	1.25%	0.83%	to	1.80%	9.69%	to	11.07%

T. Rowe Price Retirement 2020 Fund
2021	497,724	20.80	to	24.68	11,224,938	—	to	1.25%	—	to	1.06%	8.56%	to	9.92%
2020	575,564	19.16	to	22.45	11,866,646	—	to	1.25%	—	to	1.22%	11.27%	to	12.67%
2019	678,284	17.22	to	19.93	12,445,802	—	to	1.25%	0.32%	to	1.65%	17.27%	to	18.74%
2018	709,408	14.69	to	16.78	11,061,079	—	to	1.25%	1.42%	to	1.43%	(6.61)%	to	(5.43)%
2017	673,649	15.73	to	17.75	11,181,063	—	to	1.25%	0.89%	to	1.32%	13.75%	to	15.18%

T. Rowe Price Retirement 2030 Fund
2021	755,403	23.60	to	28.00	19,236,059	—	to	1.25%	—	to	0.57%	11.60%	to	13.01%
2020	797,121	21.15	to	24.78	18,072,702	—	to	1.25%	0.78%	to	0.91%	13.88%	to	15.31%
2019	785,498	18.57	to	21.49	15,550,100	—	to	1.25%	0.17%	to	1.45%	20.38%	to	21.89%
2018	789,352	15.43	to	17.63	12,947,880	—	to	1.25%	1.09%	to	1.20%	(7.91)%	to	(6.74)%
2017	727,171	16.75	to	18.90	12,866,488	—	to	1.25%	1.03%	to	1.03%	17.37%	to	18.84%

T. Rowe Price Retirement 2040 Fund
2021	399,472	25.85	to	30.66	11,095,028	—	to	1.25%	—	to	0.27%	14.32%	to	15.76%
2020	412,331	22.61	to	26.49	9,938,512	—	to	1.25%	0.48%	to	0.61%	16.08%	to	17.54%
2019	427,115	19.48	to	22.54	8,834,543	—	to	1.25%	0.48%	to	1.21%	22.50%	to	24.04%
2018	430,921	15.90	to	18.17	7,264,231	—	to	1.25%	0.89%	to	0.91%	(8.89)%	to	(7.74)%
2017	398,556	17.45	to	19.69	7,316,835	—	to	1.25%	0.59%	to	0.87%	19.86%	to	21.37%

T. Rowe Price Retirement 2050 Fund
2021	254,097	26.34	to	31.25	7,169,320	—	to	1.25%	—	to	0.22%	15.37%	to	16.82%
2020	245,458	22.83	to	26.75	5,955,910	—	to	1.25%	0.51%	to	0.64%	16.57%	to	18.04%
2019	205,564	19.59	to	22.66	4,249,000	—	to	1.25%	0.04%	to	1.11%	23.13%	to	24.67%
2018	198,308	15.91	to	18.18	3,320,040	—	to	1.25%	0.79%	to	0.96%	(9.12)%	to	(7.97)%
2017	192,835	17.50	to	19.75	3,520,437	—	to	1.25%	0.68%	to	0.94%	20.21%	to	21.72%

T. Rowe Price Retirement Balanced Fund

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2021	58,918	17.33	to	19.60	1,094,230	—	to	1.25%	—	to	—	6.52%	to	7.86%
2020	56,672	16.27	to	19.06	981,343	—	to	1.25%	0.29%	to	0.90%	9.51%	to	10.88%
2019	57,698	14.86	to	17.19	909,109	—	to	1.25%	1.37%	to	1.52%	13.33%	to	14.75%
2018	58,198	13.11	to	14.98	805,122	—	to	1.25%	1.29%	to	1.33%	(4.98)%	to	(3.78)%
2017	31,360	13.80	to	15.57	443,981	—	to	1.25%	0.74%	to	0.85%	8.45%	to	9.81%

UBS Global Allocation Fund
2021	1,126	16.89	to	17.96	19,333	0.50%	to	1.25%	1.11%	to	1.12%	6.60%	to	7.40%
2020	996	15.73	to	16.84	16,142	0.50%	to	1.25%	0.60%	to	0.81%	12.19%	to	13.03%
2019	657	13.91	to	15.01	9,501	0.50%	to	1.25%	2.93%	to	4.37%	17.26%	to	18.14%
2018	340	11.78	to	12.80	4,047	0.50%	to	1.25%	—	to	—	(8.88)%	to	(8.19)%
2017	284	12.83	to	14.05	3,758	0.50%	to	1.25%	0.98%	to	1.19%	15.21%	to	16.07%

UBS US Allocation Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	237	20.59	to	20.59	4,883	0.85%	to	0.85%	0.38%	to	0.38%	22.38%	to	22.38%
2018	580	16.83	to	16.83	9,757	0.85%	to	0.85%	1.05%	to	1.05%	(8.68)%	to	(8.68)%
2017	557	17.59	to	18.42	10,254	0.85%	to	1.25%	—	to	0.54%	14.01%	to	14.47%

Vanguard Small-Cap Index Fund
2021	197,943	21.99	to	21.99	4,353,460	—	to	—	1.25%	to	1.25%	17.73%	to	17.73%
2020	216,061	18.68	to	18.68	4,036,207	—	to	—	1.43%	to	1.43%	19.11%	to	19.11%
2019	234,331	15.68	to	15.68	3,675,303	—	to	—	1.46%	to	1.46%	27.37%	to	27.37%
2018	267,809	12.31	to	12.31	3,297,845	—	to	—	1.40%	to	1.40%	(9.31)%	to	(9.31)%
2017	317,171	13.58	to	13.58	4,306,819	—	to	—	1.43%	to	1.43%	16.24%	to	16.24%

Vanguard Mid-Cap Index Fund
2021	119,467	23.86	to	23.86	2,850,278	—	to	—	1.19%	to	1.19%	24.51%	to	24.51%
2020	134,779	19.16	to	19.16	2,582,602	—	to	—	1.71%	to	1.71%	18.24%	to	18.24%
2019	147,569	16.21	to	16.21	2,391,472	—	to	—	1.58%	to	1.58%	31.03%	to	31.03%
2018	168,540	12.37	to	12.37	2,084,480	—	to	—	1.55%	to	1.55%	(9.23)%	to	(9.23)%
2017	201,214	13.63	to	13.63	2,741,648	—	to	—	1.43%	to	1.43%	19.25%	to	19.25%

Vanguard Total Bond Market Index Fund
2021	88,088	12.56	to	12.56	1,106,186	—	to	—	1.87%	to	1.87%	(1.67)%	to	(1.67)%
2020	92,580	12.77	to	12.77	1,182,329	—	to	—	2.26%	to	2.26%	7.74%	to	7.74%
2019	104,365	11.85	to	11.85	1,236,885	—	to	—	2.78%	to	2.78%	8.73%	to	8.73%
2018	99,020	10.90	to	10.90	1,079,328	—	to	—	2.78%	to	2.78%	(0.02)%	to	(0.02)%
2017	108,096	10.90	to	10.90	1,178,522	—	to	—	2.51%	to	2.51%	3.55%	to	3.55%

Vanguard Total Stock Market Index Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	137,930	17.55	to	17.55	2,421,282	—	to	—	1.91%	to	1.91%	30.81%	to	30.81%
2018	162,879	13.42	to	13.42	2,185,872	—	to	—	1.78%	to	1.78%	(5.17)%	to	(5.17)%
2017	201,571	14.15	to	14.15	2,852,647	—	to	—	1.84%	to	1.84%	21.17%	to	21.17%

Victory Diversified Stock Fund
2021	13,113	22.85	to	45.60	522,144	—	to	1.25%	—	to	0.02%	17.91%	to	34.17%
2020	17,408	19.38	to	29.01	507,262	—	to	1.25%	0.26%	to	0.26%	10.62%	to	12.18%
2019	17,844	17.52	to	25.86	463,610	—	to	1.25%	0.39%	to	0.40%	20.74%	to	27.64%
2018	29,282	14.51	to	20.26	605,284	—	to	1.25%	0.37%	to	0.37%	(23.79)%	to	(14.44)%
2017	29,771	23.68	to	25.52	697,678	—	to	1.25%	0.57%	to	0.58%	25.75%	to	27.32%

Victory Special Value Fund
2021	42,053	30.89	to	37.59	1,320,795	—	to	1.25%	—	to	—	33.76%	to	35.44%
2020	48,531	23.10	to	27.76	1,099,019	—	to	1.25%	—	to	—	11.83%	to	13.24%
2019	56,796	20.65	to	24.51	1,155,694	—	to	1.25%	0.13%	to	0.38%	26.49%	to	28.08%
2018	65,616	16.33	to	19.14	1,041,397	—	to	1.25%	0.10%	to	0.13%	(14.41)%	to	(13.33)%
2017	71,870	19.08	to	22.08	1,341,913	—	to	1.25%	0.38%	to	0.39%	24.59%	to	26.15%

Victory Sycamore Small Company Opportunity Fund
2021	104,127	33.99	to	40.33	3,899,148	—	to	1.25%	—	to	—	10.81%	to	23.58%
2020	111,831	27.51	to	46.80	3,366,300	—	to	1.25%	—	to	0.38%	3.09%	to	51.58%
2019	127,715	26.68	to	30.87	3,676,006	—	to	1.25%	0.27%	to	0.45%	(17.65)%	to	24.94%
2018	178,923	21.36	to	37.49	4,145,915	—	to	1.25%	0.24%	to	0.31%	(19.76)%	to	(9.69)%
2017	207,297	23.65	to	46.72	5,267,377	—	to	1.25%	0.43%	to	0.63%	5.94%	to	10.10%

Victory Sycamore Established Value Fund
2021	487,921	68.63	to	80.56	10,346,010	—	to	1.25%	—	to	1.25%	29.85%	to	31.48%
2020	150,297	52.85	to	61.27	9,135,280	—	to	1.25%	1.28%	to	1.28%	6.46%	to	7.80%
2019	172,419	49.65	to	56.84	9,739,927	—	to	1.25%	1.12%	to	1.16%	26.77%	to	71.97%
2018	204,705	33.05	to	39.16	9,013,493	—	to	1.25%	0.94%	to	0.98%	(18.56)%	to	(11.35)%
2017	201,700	40.58	to	44.18	9,906,657	—	to	1.25%	0.64%	to	0.68%	12.22%	to	14.23%

Invesco Small Cap Discovery Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	67,627	25.44	to	25.56	1,649,731	—	to	1.25%	—	to	—	26.94%	to	28.53%
2018	76,661	19.88	to	20.05	1,461,569	—	to	1.25%	—	to	—	(6.53)%	to	(5.35)%
2017	89,885	21.01	to	21.45	1,838,849	—	to	1.25%	—	to	—	22.61%	to	24.15%

Invesco Comstock Fund
2021	109,813	33.78	to	43.44	3,714,749	—	to	1.25%	—	to	—	31.66%	to	33.32%
2020	182,331	25.66	to	32.59	4,681,082	—	to	1.25%	2.29%	to	2.30%	(2.02)%	to	(0.79)%
2019	214,500	26.18	to	32.84	5,493,744	—	to	1.25%	2.02%	to	2.12%	23.79%	to	25.34%
2018	222,271	21.15	to	26.20	4,706,112	—	to	1.25%	1.42%	to	1.46%	(13.33)%	to	(12.24)%
2017	224,281	24.41	to	29.86	5,683,338	—	to	1.25%	1.35%	to	1.49%	16.31%	to	17.77%

Invesco Equity and Income Fund
2021	520,065	34.12	to	43.74	14,904,193	—	to	1.25%	—	to	—	16.56%	to	299.08%
2020	545,140	10.96	to	29.27	13,921,780	—	to	1.25%	1.81%	to	1.83%	6.51%	to	8.61%
2019	609,571	10.29	to	26.95	14,148,533	—	to	1.25%	—	to	1.90%	12.83%	to	18.58%
2018	655,677	9.12	to	22.73	13,233,277	—	to	1.25%	1.91%	to	1.96%	(16.79)%	to	(10.78)%
2017	725,739	10.96	to	25.48	16,868,501	—	to	1.25%	1.92%	to	1.93%	3.79%	to	9.51%

Invesco Growth and Income Fund
2021	88,870	28.53	to	31.33	2,337,880	0.35%	to	1.25%	—	to	0.48%	27.04%	to	47.07%
2020	97,345	20.26	to	22.46	2,015,688	0.50%	to	1.25%	2.08%	to	2.09%	1.08%	to	1.84%
2019	117,029	19.89	to	22.22	2,429,848	0.50%	to	1.25%	1.86%	to	1.89%	23.69%	to	24.62%
2018	121,598	15.96	to	17.97	2,047,819	0.50%	to	1.25%	1.44%	to	1.48%	(14.54)%	to	(13.90)%
2017	144,715	18.54	to	21.02	2,857,190	0.50%	to	1.25%	1.60%	to	1.69%	12.80%	to	13.64%

Invesco Mid Cap Growth Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	50,462	25.39	to	27.93	1,358,881	0.50%	to	1.25%	—	to	—	32.43%	to	33.42%
2018	54,588	19.03	to	21.09	1,104,522	0.50%	to	1.25%	—	to	—	(6.98)%	to	(6.27)%
2017	62,227	20.31	to	22.67	1,321,160	0.50%	to	1.25%	—	to	—	20.70%	to	21.60%

Invesco Quality Income Fund
2021	90	13.41	to	13.97	1,239	0.50%	to	1.25%	1.40%	to	2.99%	(2.95)%	to	(2.22)%
2020	134	13.82	to	14.82	1,939	0.50%	to	1.25%	2.94%	to	3.69%	4.22%	to	8.34%
2019	70	13.26	to	13.68	935	0.75%	to	1.25%	3.75%	to	3.94%	4.66%	to	5.19%
2018	57	12.67	to	13.00	734	0.75%	to	1.25%	3.94%	to	3.97%	(1.40)%	to	(0.90)%
2017	41	12.85	to	13.47	531	0.50%	to	1.25%	1.53%	to	3.28%	0.71%	to	1.46%

Invesco Small Cap Value Fund
2021	14,454	65.77	to	73.82	984,959	—	to	1.25%	—	to	—	34.82%	to	36.51%
2020	14,074	48.79	to	56.56	711,116	—	to	1.25%	—	to	0.42%	9.43%	to	10.81%
2019	17,812	44.58	to	51.04	831,667	—	to	1.25%	—	to	—	30.41%	to	32.05%
2018	22,125	34.18	to	38.65	793,819	—	to	1.25%	—	to	—	(26.22)%	to	(25.29)%
2017	26,069	46.33	to	51.73	1,266,956	—	to	1.25%	—	to	—	16.82%	to	18.28%

Invesco American Value Fund
2021	11,042	53.26	to	59.77	611,575	0.35%	to	1.25%	—	to	0.21%	25.91%	to	27.05%
2020	11,945	42.30	to	47.05	524,006	0.35%	to	1.25%	0.47%	to	0.49%	—	to	5.37%
2019	2,592	42.30	to	44.65	111,746	0.75%	to	1.25%	—	to	—	23.07%	to	23.69%
2018	2,468	34.37	to	36.10	86,329	0.75%	to	1.25%	0.24%	to	0.38%	(13.92)%	to	(13.49)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2017	2,510	39.93	to	43.23	102,037	0.35%	to	1.25%	—	to	0.17%	8.09%	to	9.07%

Invesco Value Opportunities Fund
2021	25,647	24.76	to	27.26	697,466	0.35%	to	1.25%	—	to	0.59%	33.91%	to	35.12%
2020	26,363	18.49	to	20.18	530,792	0.35%	to	1.25%	0.30%	to	0.43%	4.17%	to	5.11%
2019	28,306	17.75	to	19.20	542,446	0.35%	to	1.25%	—	to	—	28.26%	to	29.42%
2018	31,223	13.84	to	14.83	462,754	0.35%	to	1.25%	—	to	—	(20.71)%	to	(19.99)%
2017	35,418	17.45	to	18.54	656,220	0.35%	to	1.25%	—	to	—	15.65%	to	16.69%

Invesco Diversified Dividend Fund
2021	21,767	18.24	to	26.66	513,304	0.35%	to	1.25%	—	to	2.00%	17.56%	to	18.62%
2020	27,668	15.38	to	20.93	516,498	0.35%	to	1.25%	2.49%	to	2.51%	(1.04)%	to	(0.15)%
2019	28,124	15.40	to	21.15	528,355	0.35%	to	1.25%	2.42%	to	2.48%	23.67%	to	24.79%
2018	26,575	12.34	to	17.10	393,448	0.35%	to	1.25%	1.75%	to	2.17%	(8.90)%	to	(8.07)%
2017	40,530	13.42	to	18.77	644,486	0.35%	to	1.25%	1.75%	to	1.88%	6.90%	to	7.87%

Invesco American Franchise Fund
2021	25,414	37.98	to	42.73	1,036,004	0.15%	to	1.25%	—	to	—	10.46%	to	11.68%
2020	26,103	34.38	to	38.26	959,536	0.15%	to	1.25%	—	to	—	40.41%	to	41.96%
2019	25,357	24.49	to	26.95	656,577	0.15%	to	1.25%	—	to	—	34.82%	to	36.31%
2018	34,868	18.16	to	19.77	669,484	0.15%	to	1.25%	—	to	—	(4.98)%	to	(2.63)%
2017	34,719	19.11	to	20.30	689,526	0.35%	to	1.25%	—	to	—	25.53%	to	26.66%

Invesco Global Core Equity Fund
2021	4,205	18.33	to	19.86	77,734	0.15%	to	1.25%	0.84%	to	3.16%	14.24%	to	19.50%
2020	3,907	16.04	to	17.26	63,201	0.50%	to	1.25%	0.18%	to	0.18%	11.23%	to	12.07%
2019	3,514	14.42	to	15.40	51,090	0.50%	to	1.25%	—	to	1.37%	20.61%	to	22.98%
2018	4,047	11.73	to	12.77	48,668	0.15%	to	1.25%	1.13%	to	1.16%	(15.96)%	to	(13.01)%
2017	3,662	13.96	to	14.68	51,522	0.50%	to	1.25%	0.94%	to	1.01%	21.31%	to	22.22%

Vanguard 500 Index Fund
2021	326,674	27.35	to	27.35	8,934,097	—	to	—	1.37%	to	1.37%	28.66%	to	28.66%
2020	340,293	21.26	to	21.26	7,233,185	—	to	—	1.90%	to	1.90%	18.37%	to	18.37%
2019	276,805	17.96	to	17.96	4,970,767	—	to	—	2.03%	to	2.03%	31.46%	to	31.46%
2018	328,297	13.66	to	13.66	4,484,724	—	to	—	1.84%	to	1.84%	(4.43)%	to	(4.43)%
2017	379,024	14.29	to	14.29	5,417,551	—	to	—	1.91%	to	1.91%	21.79%	to	21.79%

Allspring International Equity Fund +
2021	4,781	13.01	to	11.82	56,158	—	to	1.25%	—	to	1.42%	4.48%	to	15.89%
2020	4,788	11.23	to	13.40	53,504	0.50%	to	1.25%	0.71%	to	0.84%	3.22%	to	4.00%
2019	6,619	10.79	to	12.98	71,231	0.50%	to	1.25%	2.20%	to	2.36%	0.89%	to	13.58%
2018	8,779	10.70	to	11.43	83,074	—	to	1.25%	3.15%	to	4.27%	(19.85)%	to	(18.21)%
2017	8,321	13.35	to	13.97	95,370	—	to	1.25%	3.88%	to	4.18%	20.05%	to	22.54%

Allspring Core Bond Fund +
2021	6,146	12.59	to	13.73	81,308	0.50%	to	1.25%	0.83%	to	0.84%	(3.24)%	to	(2.51)%
2020	6,322	13.01	to	14.08	85,590	0.50%	to	1.25%	1.40%	to	1.50%	7.06%	to	7.87%
2019	7,328	12.16	to	13.05	91,608	0.50%	to	1.25%	2.12%	to	2.21%	6.78%	to	7.58%
2018	6,983	11.38	to	12.13	81,341	0.50%	to	1.25%	2.27%	to	2.36%	(1.89)%	to	(1.15)%
2017	9,426	11.60	to	12.28	112,358	0.50%	to	1.25%	0.21%	to	1.67%	1.88%	to	2.64%

Columbia Seligman Technology and Information Fund +
2021	11,157	94.67	to	109.37	1,080,346	—	to	1.25%	—	to	—	37.20%	to	38.93%
2020	11,974	68.15	to	74.91	843,168	—	to	1.25%	0.51%	to	0.57%	42.50%	to	44.29%
2019	11,140	47.23	to	52.57	539,910	—	to	1.25%	—	to	—	52.02%	to	53.93%
2018	14,872	30.68	to	34.58	462,194	—	to	1.25%	—	to	—	(8.92)%	to	(7.77)%
2017	16,838	33.27	to	37.97	569,626	—	to	1.25%	—	to	—	32.40%	to	34.06%

Columbia Seligman Global Technology Fund
2021	9,273	79.05	to	90.18	801,197	0.35%	to	1.25%	—	to	—	37.14%	to	38.38%
2020	11,654	57.64	to	65.17	726,409	0.35%	to	1.25%	0.34%	to	0.34%	44.14%	to	45.44%
2019	11,157	39.99	to	44.81	479,123	0.35%	to	1.25%	—	to	—	52.94%	to	54.32%
2018	12,540	26.15	to	29.04	347,867	0.35%	to	1.25%	—	to	—	(9.92)%	to	(9.10)%
2017	10,741	29.03	to	31.94	329,955	0.35%	to	1.25%	—	to	—	32.83%	to	34.02%

Columbia Select Small Cap Value Fund
2021	29	18.58	to	18.58	536	0.50%	to	0.75%	0.22%	to	0.56%	30.53%	to	32.43%
2020	29	14.23	to	14.23	413	0.75%	to	0.75%	0.25%	to	0.25%	9.01%	to	9.01%
2019	29	13.06	to	13.06	381	0.75%	to	0.75%	0.03%	to	0.03%	17.35%	to	18.17%
2018	2,770	11.05	to	11.13	30,786	0.50%	to	0.75%	0.14%	to	0.16%	(14.00)%	to	(13.79)%
2017	2,732	12.85	to	12.91	35,228	0.50%	to	0.75%	—	to	—	12.06%	to	12.34%

TIAA-CREF Large Cap Value Index Fund
2021	136,535	27.97	to	31.68	4,274,177	—	to	1.25%	1.59%	to	1.66%	23.21%	to	24.75%
2020	140,736	22.70	to	25.39	3,532,610	—	to	1.25%	2.34%	to	2.43%	1.34%	to	2.62%
2019	125,065	22.40	to	24.74	3,064,899	—	to	1.25%	2.61%	to	2.65%	24.53%	to	26.09%
2018	118,942	17.99	to	19.62	2,316,667	—	to	1.25%	1.74%	to	2.19%	(9.67)%	to	(8.53)%
2017	111,991	19.91	to	21.45	2,384,575	—	to	1.25%	2.29%	to	10.09%	11.90%	to	13.30%

TIAA-CREF Large Cap Growth Fund
2021	89,097	50.55	to	57.26	5,013,687	—	to	1.25%	0.61%	to	0.62%	25.63%	to	27.21%
2020	95,604	40.24	to	45.01	4,224,733	—	to	1.25%	0.55%	to	0.62%	36.35%	to	38.07%
2019	105,867	29.51	to	32.60	3,403,984	—	to	1.25%	0.76%	to	0.92%	34.26%	to	35.95%
2018	112,286	21.98	to	23.98	2,658,997	—	to	1.25%	0.98%	to	1.30%	(3.03)%	to	(1.81)%
2017	100,884	22.67	to	24.42	2,442,408	—	to	1.25%	1.10%	to	1.90%	28.18%	to	29.79%

TIAA-CREF Bond Index Fund
2021	39,578	11.28	to	12.34	473,848	0.35%	to	1.25%	0.18%	to	1.61%	(3.27)%	to	(1.07)%
2020	36,438	11.66	to	12.47	446,387	0.50%	to	1.25%	1.92%	to	1.95%	5.99%	to	6.79%
2019	23,625	11.00	to	11.68	271,647	0.50%	to	1.25%	2.39%	to	2.44%	6.78%	to	7.59%
2018	22,509	10.30	to	10.86	241,725	0.50%	to	1.25%	2.45%	to	2.47%	(1.60)%	to	(0.86)%
2017	19,862	10.47	to	10.95	215,584	0.50%	to	1.25%	2.14%	to	2.15%	1.88%	to	2.65%

TIAA-CREF Equity Index Fund
2021	135,710	37.61	to	42.60	5,686,839	—	to	1.25%	—	to	1.03%	23.72%	to	25.27%
2020	146,256	30.40	to	34.00	4,870,357	—	to	1.25%	1.40%	to	1.54%	19.07%	to	20.57%
2019	138,405	25.53	to	28.20	3,839,137	—	to	1.25%	1.29%	to	1.67%	28.96%	to	30.59%
2018	146,888	19.80	to	21.60	3,120,220	—	to	1.25%	1.28%	to	1.54%	(6.72)%	to	(5.54)%
2017	136,281	21.22	to	22.86	3,072,235	—	to	1.25%	1.59%	to	1.62%	19.36%	to	20.86%

MM MSCI EAFE® International Index Fund
2021	43,019	12.78	to	14.06	585,122	—	to	1.25%	—	to	4.50%	9.08%	to	10.45%
2020	43,091	11.72	to	12.73	529,429	—	to	1.25%	2.24%	to	2.31%	5.93%	to	7.26%
2019	35,142	11.06	to	11.87	404,863	—	to	1.25%	—	to	3.35%	19.85%	to	21.35%
2018	33,674	9.23	to	9.78	321,221	—	to	1.25%	2.27%	to	2.90%	(15.11)%	to	(14.04)%
2017	28,659	10.87	to	11.38	319,246	—	to	1.25%	2.82%	to	5.11%	22.98%	to	24.52%

MassMutual RetireSMARTSM by JPMorgan 2015 Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	33,491	10.65	to	11.29	374,875	—	to	1.25%	2.72%	to	2.78%	(4.83)%	to	(3.62)%
2017	42,990	11.19	to	11.72	497,712	—	to	1.25%	3.36%	to	3.39%	9.72%	to	11.10%

MassMutual RetireSMARTSM by JPMorgan 2020 Fund
2021	49,636	14.24	to	15.26	735,934	0.35%	to	1.25%	2.94%	to	4.50%	5.72%	to	6.68%
2020	47,041	13.47	to	14.30	654,363	0.35%	to	1.25%	3.54%	to	5.61%	8.40%	to	10.32%
2019	29,200	12.42	to	12.97	371,608	0.50%	to	1.25%	2.19%	to	2.90%	14.65%	to	15.51%
2018	30,454	10.84	to	11.22	335,458	0.50%	to	1.25%	2.30%	to	2.65%	(5.41)%	to	(4.70)%
2017	78,015	11.46	to	11.78	907,903	0.50%	to	1.25%	1.77%	to	3.23%	12.00%	to	12.84%

MassMutual RetireSMARTSM by JPMorgan 2025 Fund
2021	149,640	15.35	to	16.90	2,416,243	0.00%	to	1.25%	3.13%	to	4.89%	8.25%	to	9.61%
2020	122,355	14.18	to	15.42	1,802,856	—	to	1.25%	3.10%	to	3.26%	9.57%	to	10.95%
2019	92,001	12.94	to	13.90	1,228,380	—	to	1.25%	2.24%	to	2.74%	17.46%	to	18.94%
2018	76,907	11.02	to	11.69	867,779	—	to	1.25%	2.70%	to	2.75%	(6.22)%	to	(5.03)%
2017	117,785	11.75	to	12.31	1,409,793	—	to	1.25%	2.77%	to	3.18%	14.19%	to	15.62%

MassMutual RetireSMARTSM by JPMorgan 2030 Fund
2021	116,377	16.06	to	17.21	1,940,833	0.35%	to	1.25%	2.85%	to	2.93%	10.26%	to	11.25%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2020	135,358	14.56	to	15.47	2,044,881	0.35%	to	1.25%	1.53%	to	2.94%	10.03%	to	11.98%
2019	129,179	13.24	to	13.81	1,749,597	0.50%	to	1.25%	1.87%	to	2.14%	19.45%	to	20.35%
2018	126,658	11.08	to	11.48	1,431,943	0.50%	to	1.25%	2.63%	to	3.23%	(7.02)%	to	(6.31)%
2017	128,230	11.92	to	12.25	1,554,723	0.50%	to	1.25%	3.58%	to	3.65%	15.81%	to	16.68%

MassMutual RetireSMARTSM by JPMorgan 2035 Fund
2021	97,925	16.71	to	18.40	1,715,388	—	to	1.25%	3.05%	to	3.10%	12.61%	to	14.03%
2020	98,061	14.84	to	16.14	1,512,957	—	to	1.25%	2.01%	to	2.25%	10.65%	to	12.04%
2019	97,208	13.41	to	14.41	1,343,816	—	to	1.25%	1.98%	to	2.11%	20.92%	to	22.44%
2018	85,629	11.09	to	11.77	972,280	—	to	1.25%	2.56%	to	2.81%	(7.92)%	to	(6.76)%
2017	101,560	12.05	to	12.62	1,242,485	—	to	1.25%	4.16%	to	4.71%	16.91%	to	18.38%

MassMutual RetireSMARTSM by JPMorgan 2040 Fund
2021	159,686	17.16	to	18.39	2,863,342	0.35%	to	1.25%	2.97%	to	3.61%	14.46%	to	15.49%
2020	155,558	14.99	to	15.92	2,432,016	0.35%	to	1.25%	1.79%	to	1.92%	10.86%	to	12.82%
2019	110,751	13.52	to	14.11	1,539,149	0.50%	to	1.25%	1.94%	to	2.01%	22.32%	to	23.24%
2018	89,889	11.05	to	11.45	1,015,798	0.50%	to	1.25%	2.64%	to	2.72%	(8.61)%	to	(7.92)%
2017	89,616	12.10	to	12.44	1,103,003	0.50%	to	1.25%	2.92%	to	3.60%	17.33%	to	18.21%

MassMutual RetireSMARTSM by JPMorgan 2045 Fund
2021	79,220	17.62	to	19.40	1,457,271	—	to	1.25%	3.29%	to	3.36%	16.22%	to	17.68%
2020	82,274	15.16	to	16.48	1,293,701	—	to	1.25%	1.53%	to	1.69%	11.09%	to	12.48%
2019	58,841	13.65	to	14.65	825,108	—	to	1.25%	1.93%	to	2.65%	23.28%	to	24.83%
2018	51,189	11.07	to	11.74	579,239	—	to	1.25%	1.97%	to	2.75%	(8.94)%	to	(7.78)%
2017	60,596	12.16	to	12.73	750,796	—	to	1.25%	2.40%	to	3.54%	17.66%	to	19.13%

MassMutual RetireSMARTSM by JPMorgan 2050 Fund
2021	50,868	17.83	to	19.11	942,403	0.35%	to	1.25%	2.99%	to	3.25%	16.19%	to	17.24%
2020	46,333	15.34	to	16.30	732,155	0.35%	to	1.25%	1.54%	to	1.86%	11.08%	to	13.04%
2019	41,285	13.81	to	14.42	577,830	0.50%	to	1.25%	1.68%	to	1.86%	23.15%	to	24.08%
2018	37,808	11.22	to	11.62	428,511	0.50%	to	1.25%	2.44%	to	2.88%	(8.61)%	to	(7.92)%
2017	37,588	12.27	to	12.62	466,684	0.50%	to	1.25%	3.11%	to	3.73%	18.84%	to	19.73%

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
2021	33,756	13.25	to	14.59	486,138	—	to	1.25%	0.80%	to	2.93%	5.54%	to	6.86%
2020	36,451	12.56	to	13.66	491,152	—	to	1.25%	2.47%	to	3.02%	8.13%	to	9.49%
2019	43,864	11.61	to	12.47	539,254	—	to	1.25%	2.18%	to	2.50%	13.16%	to	14.58%
2018	2,072	10.26	to	10.89	22,307	—	to	1.25%	2.97%	to	7.45%	(5.52)%	to	(4.33)%
2017	1,920	10.86	to	11.38	21,638	—	to	1.25%	—	to	1.58%	7.68%	to	9.03%

MassMutual RetireSMARTSM by JPMorgan 2055 Fund
2021	28,934	17.88	to	19.17	540,537	0.35%	to	1.25%	2.90%	to	3.52%	16.15%	to	17.19%
2020	24,914	15.40	to	16.36	395,947	0.35%	to	1.25%	1.10%	to	1.67%	11.11%	to	13.07%
2019	17,526	13.86	to	14.47	247,540	0.50%	to	1.25%	2.05%	to	2.10%	23.25%	to	24.17%
2018	11,450	11.25	to	11.65	130,742	0.50%	to	1.25%	2.71%	to	4.13%	(8.55)%	to	(7.86)%
2017	12,149	12.30	to	12.64	151,077	0.50%	to	1.25%	4.47%	to	5.71%	18.87%	to	19.76%

American Century Heritage Fund
2021	55,453	21.92	to	28.36	1,489,041	—	to	1.25%	—	to	—	(2.84)%	to	9.44%
2020	59,225	22.56	to	23.41	1,448,395	—	to	1.25%	—	to	—	22.28%	to	40.43%
2019	53,715	16.67	to	18.45	930,690	—	to	1.25%	—	to	—	19.73%	to	33.46%
2018	54,740	12.49	to	15.41	706,247	—	to	1.25%	—	to	—	(25.95)%	to	(6.62)%
2017	54,411	13.38	to	20.81	746,230	—	to	1.25%	—	to	—	10.34%	to	20.02%

ClearBridge Small Cap Value Fund
2021	517	21.57	to	23.68	12,065	0.65%	to	1.25%	0.28%	to	0.63%	30.93%	to	43.15%
2020	533	15.07	to	18.09	9,510	0.65%	to	1.05%	0.42%	to	0.60%	(6.27)%	to	(5.90)%
2019	210	16.08	to	19.22	3,904	0.65%	to	1.05%	0.96%	to	1.38%	27.20%	to	27.71%
2018	109	12.64	to	15.05	1,532	0.65%	to	1.05%	0.22%	to	0.23%	(22.44)%	to	(22.13)%
2017	101	18.03	to	19.33	1,811	0.65%	to	1.25%	—	to	—	9.17%	to	9.83%

North Square Oak Ridge Small Cap Growth Fund
2021	9,574	18.88	to	19.72	183,550	0.50%	to	1.25%	—	to	—	8.76%	to	10.61%
2020	15,742	17.36	to	18.02	279,655	0.65%	to	1.25%	—	to	—	28.30%	to	29.07%
2019	26,144	13.53	to	13.96	361,990	0.65%	to	1.25%	—	to	—	20.88%	to	21.61%
2018	44,287	11.19	to	11.48	503,664	0.65%	to	1.25%	—	to	—	(7.78)%	to	(7.22)%
2017	44,345	12.00	to	12.43	543,890	0.50%	to	1.25%	—	to	—	2.07%	to	18.37%

Invesco Intermediate Bond Factor Fund
2021	766	11.55	to	11.55	8,848	1.25%	to	1.25%	1.64%	to	1.64%	(2.49)%	to	(2.49)%
2020	1,081	11.85	to	11.85	12,811	1.25%	to	1.25%	2.06%	to	2.06%	6.17%	to	6.17%
2019	696	11.16	to	11.16	7,769	1.25%	to	1.25%	3.02%	to	3.02%	9.99%	to	9.99%
2018	147	10.14	to	10.14	1,490	1.25%	to	1.25%	3.13%	to	3.13%	(5.37)%	to	(5.37)%
2017	4	10.72	to	10.72	40	1.25%	to	1.25%	0.16%	to	0.16%	4.84%	to	4.84%

MassMutual Strategic Emerging Markets Fund +
2021	690	12.16	to	15.55	10,723	—	to	1.25%	0.43%	to	0.66%	(29.20)%	to	(9.45)%
2020	628	17.18	to	17.18	10,783	1.25%	to	1.25%	—	to	—	15.51%	to	15.51%
2019	582	14.87	to	14.87	8,658	1.25%	to	1.25%	0.13%	to	0.13%	23.18%	to	23.18%
2018	538	12.07	to	12.07	6,498	1.25%	to	1.25%	0.23%	to	0.23%	(15.45)%	to	(15.45)%

MassMutual Small Cap Opportunities Fund +
2021	48,076	17.28	to	22.33	961,170	—	to	1.05%	—	to	—	10.06%	to	20.63%
2020	49,148	15.70	to	17.78	829,488	—	to	1.05%	0.33%	to	0.33%	10.72%	to	18.58%
2019	23,403	14.18	to	14.99	343,450	—	to	1.05%	—	to	—	24.44%	to	25.15%
2018	15,535	11.33	to	12.05	184,759	—	to	1.05%	0.03%	to	0.03%	(20.10)%	to	(11.79)%
2017	12,321	13.76	to	14.18	171,585	—	to	0.65%	—	to	0.05%	0.21%	to	13.07%

MassMutual Small Cap Growth Equity Fund +
2021	114,557	10.30	to	28.88	3,308,161	—	to	—	—	to	—	(24.60)%	to	(24.60)%
2020	125,798	13.66	to	13.66	3,298,004	—	to	—	—	to	—	13.55%	to	50.44%
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	44	9.36	to	9.36	412	—	to	—	—	to	—	(38.94)%	to	(38.94)%

Fidelity VIP Freedom 2035 Portfolio
2021	649	19.34	to	19.34	12,554	0.35%	to	0.35%	0.83%	to	0.83%	14.77%	to	14.77%
2020	3,417	16.85	to	16.85	57,592	0.35%	to	0.35%	1.13%	to	1.13%	17.54%	to	17.54%
2019	649	14.34	to	14.34	9,313	0.35%	to	0.35%	1.60%	to	1.60%	26.69%	to	26.69%
2018	649	11.32	to	11.32	7,353	0.35%	to	0.35%	0.96%	to	0.96%	(9.81)%	to	(9.81)%

Fidelity VIP Freedom 2040 Portfolio ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Fidelity VIP Freedom 2050 Portfolio
2021	33	19.98	to	19.98	657	0.35%	to	0.35%	0.72%	to	0.72%	17.10%	to	17.10%
2020	33	17.06	to	17.06	558	0.35%	to	0.35%	0.78%	to	0.78%	18.58%	to	18.58%
2019	33	14.39	to	14.39	472	0.35%	to	0.35%	1.58%	to	1.58%	27.77%	to	27.77%
2018	33	11.26	to	11.26	368	0.35%	to	0.35%	0.94%	to	0.94%	(10.44)%	to	(10.44)%
2017	33	12.57	to	12.57	412	0.35%	to	0.35%	1.02%	to	1.02%	22.87%	to	22.87%

Delaware Ivy Small Cap Growth Fund +
2021	35,868	23.71	to	25.49	909,930	—	to	1.25%	0.03%	to	0.61%	2.67%	to	3.96%
2020	30,256	23.10	to	24.52	738,466	—	to	1.25%	—	to	—	36.80%	to	38.52%
2019	37,095	16.88	to	17.70	654,342	—	to	1.25%	—	to	—	22.25%	to	23.79%
2018	69,835	13.81	to	14.30	997,185	—	to	1.25%	—	to	—	(5.29)%	to	(4.09)%
2017	41,336	14.58	to	14.91	615,676	—	to	1.25%	—	to	—	22.21%	to	23.74%

T. Rowe Price Retirement 2060 Fund
2021	4,423	19.47	to	20.33	89,114	0.50%	to	1.25%	—	to	0.40%	15.33%	to	16.19%
2020	3,220	16.88	to	17.50	55,529	0.50%	to	1.25%	0.83%	to	0.84%	16.47%	to	17.35%
2019	1,116	14.50	to	14.91	16,462	0.50%	to	1.25%	1.57%	to	2.12%	22.49%	to	24.11%
2018	274	11.83	to	12.02	3,273	0.50%	to	1.05%	0.82%	to	1.26%	(10.96)%	to	(9.58)%

MSIF Global Opportunity Portfolio
2021	6,388	28.58	to	29.94	186,880	0.50%	to	1.25%	—	to	—	(1.30)%	to	(0.55)%
2020	6,910	28.96	to	30.11	204,194	0.50%	to	1.25%	—	to	—	53.11%	to	54.26%
2019	7,784	18.91	to	19.52	149,358	0.50%	to	1.25%	—	to	—	33.35%	to	34.36%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
2018	6,152	14.53	to	14.18	88,018	0.50%	to	1.25%	—	to	—	(7.14)%	to	(6.44)%
2017	3,473	15.53	to	15.27	53,165	0.50%	to	1.25%	—	to	—	47.18%	to	48.29%

JPMorgan U.S. Government Money Market Fund
2021	61,990	9.60	to	10.12	605,607	—	to	1.25%	—	to	—	(1.24)%	to	—
2020	92,024	9.72	to	10.32	899,282	—	to	1.25%	0.14%	to	0.17%	(1.05)%	to	0.20%
2019	107,448	9.83	to	10.30	1,073,056	—	to	1.25%	—	to	1.53%	0.29%	to	1.55%
2018	106,547	9.80	to	10.15	1,058,004	—	to	1.25%	1.19%	to	1.20%	(0.07)%	to	1.20%
2017	105,118	9.81	to	10.03	1,038,662	—	to	1.25%	0.23%	to	0.30%	(0.98)%	to	0.26%

American Century U.S. Government Money Market Fund
2021	33,086	9.61	to	10.34	328,375	—	to	1.25%	—	to	—	(1.23)%	to	0.01%
2020	108,409	9.73	to	10.33	1,094,560	—	to	1.25%	0.21%	to	0.22%	(1.03)%	to	0.21%
2019	94,702	9.84	to	10.31	957,565	—	to	1.25%	1.47%	to	1.56%	0.27%	to	1.53%
2018	120,695	9.81	to	10.16	1,214,957	—	to	1.25%	1.14%	to	1.15%	(0.11)%	to	1.16%
2017	132,116	9.82	to	10.04	1,318,525	—	to	1.25%	0.38%	to	0.38%	(0.86)%	to	0.38%

Invesco Balanced-Risk Commodity Strategy Fund
2021	1,268	12.47	to	12.83	16,097	0.75%	to	1.25%	15.49%	to	18.53%	17.39%	to	17.98%
2020	909	10.62	to	10.88	9,774	0.75%	to	1.25%	—	to	—	6.41%	to	6.95%
2019	985	9.98	to	10.17	9,938	0.75%	to	1.25%	0.82%	to	0.89%	2.90%	to	3.42%
2018	1,457	9.70	to	9.84	14,218	0.75%	to	1.25%	0.14%	to	0.15%	(13.27)%	to	(12.84)%
2017	1,295	11.18	to	11.28	14,531	0.75%	to	1.25%	—	to	—	3.20%	to	3.71%

Columbia Select International Equity Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	583	13.20	to	13.50	7,773	0.65%	to	1.25%	1.38%	to	1.41%	26.85%	to	27.61%
2018	641	10.41	to	10.58	6,728	0.65%	to	1.25%	2.20%	to	2.20%	(16.03)%	to	(15.52)%
2017	681	12.39	to	12.53	8,493	0.65%	to	1.25%	1.72%	to	1.72%	25.77%	to	26.52%

Putnam Growth Opportunities Fund
2021	168	31.01	to	31.01	5,211	1.25%	to	1.25%	—	to	—	21.00%	to	21.00%
2020	156	25.63	to	25.63	3,996	1.25%	to	1.25%	—	to	—	36.69%	to	36.69%
2019	327	18.75	to	18.75	6,128	1.25%	to	1.25%	—	to	—	34.73%	to	34.73%
2018	275	13.92	to	13.92	3,834	1.25%	to	1.25%	—	to	—	0.98%	to	0.98%
2017	217	13.78	to	13.78	2,991	1.25%	to	1.25%	0.32%	to	0.32%	29.34%	to	29.34%

John Hancock New Opportunities Fund
2021	30,874	19.69	to	20.75	627,569	0.35%	to	1.25%	—	to	—	12.89%	to	13.91%
2020	32,830	17.44	to	18.21	588,772	0.35%	to	1.25%	—	to	—	27.30%	to	28.45%
2019	32,966	13.70	to	14.18	461,787	0.35%	to	1.25%	—	to	—	20.06%	to	21.15%
2018	35,624	11.41	to	11.70	413,185	0.35%	to	1.25%	0.05%	to	0.05%	(15.48)%	to	(14.71)%
2017	41,947	13.72	to	13.50	572,327	0.35%	to	1.25%	0.11%	to	0.12%	12.42%	to	13.43%

Columbia Large Cap Growth Opportunity Fund
2021	44,322	26.25	to	27.50	1,181,260	0.35%	to	1.25%	—	to	—	17.59%	to	18.66%
2020	46,314	22.32	to	23.18	1,045,174	0.35%	to	1.25%	—	to	—	38.75%	to	40.00%
2019	45,772	16.09	to	16.55	742,293	0.35%	to	1.25%	—	to	—	34.25%	to	35.46%
2018	46,521	11.98	to	12.22	560,394	0.35%	to	1.25%	—	to	—	(5.57)%	to	(4.71)%
2017	49,319	12.82	to	12.69	627,477	0.35%	to	1.25%	—	to	—	26.00%	to	27.13%

MM Russell 2000® Small Cap Index Fund
2021	13,711	19.77	to	21.18	276,552	0.35%	to	1.25%	0.45%	to	0.46%	12.66%	to	13.68%
2020	10,752	17.55	to	18.63	192,263	0.35%	to	1.25%	0.60%	to	0.95%	17.69%	to	18.75%
2019	17,015	14.91	to	15.69	256,244	0.35%	to	1.25%	1.24%	to	1.46%	23.25%	to	24.36%
2018	10,705	12.10	to	12.61	130,887	0.35%	to	1.25%	0.58%	to	1.04%	(12.61)%	to	(11.81)%
2017	13,331	13.85	to	14.30	185,875	0.35%	to	1.25%	0.56%	to	1.62%	12.57%	to	13.59%

MM S&P 500® Index Fund
2021	60,066	25.63	to	27.14	1,598,223	0.50%	to	1.25%	0.00%	to	0.23%	26.33%	to	27.28%
2020	145,428	20.29	to	21.32	3,080,308	0.50%	to	1.25%	1.58%	to	1.61%	16.35%	to	17.23%
2019	153,683	17.44	to	18.19	2,779,549	0.50%	to	1.25%	2.04%	to	2.81%	29.05%	to	30.02%
2018	97,466	13.51	to	13.99	1,358,595	0.50%	to	1.25%	1.12%	to	3.34%	(6.19)%	to	(5.48)%
2017	98,872	14.40	to	14.80	1,450,335	0.50%	to	1.25%	0.44%	to	8.39%	19.58%	to	20.47%

MM S&P Mid Cap Index Fund
2021	102,039	20.55	to	22.61	2,173,986	—	to	1.25%	—	to	0.78%	22.42%	to	23.96%
2020	118,699	16.79	to	18.24	2,060,603	—	to	1.25%	0.87%	to	0.88%	11.53%	to	12.93%
2019	125,595	15.05	to	16.15	1,942,056	—	to	1.25%	0.94%	to	0.94%	23.85%	to	25.41%
2018	120,934	12.15	to	12.88	1,503,521	—	to	1.25%	0.81%	to	0.98%	(12.80)%	to	(11.69)%
2017	122,096	13.94	to	14.58	1,726,898	—	to	1.25%	0.79%	to	0.89%	13.92%	to	15.34%

Russell Balanced Strategy Fund
2021	21,318	13.81	to	14.21	275,060	0.35%	to	1.25%	3.06%	to	13.25%	11.98%	to	34.54%
2020	22,783	10.96	to	12.33	260,966	0.75%	to	1.25%	1.55%	to	1.58%	3.04%	to	3.56%
2019	25,208	10.58	to	11.97	278,138	0.75%	to	1.25%	1.07%	to	1.13%	(4.35)%	to	12.42%
2018	27,726	10.64	to	11.06	275,499	0.35%	to	1.25%	5.55%	to	5.56%	(7.49)%	to	(6.65)%
2017	24,135	11.51	to	11.85	260,279	0.35%	to	1.25%	1.63%	to	2.49%	8.92%	to	9.90%

Russell Conservative Strategy Fund
2021	1,202	11.80	to	12.59	14,440	0.35%	to	1.25%	2.21%	to	2.23%	2.04%	to	2.97%
2020	1,206	11.56	to	12.23	14,144	0.35%	to	1.25%	1.73%	to	1.80%	4.30%	to	5.24%
2019	1,211	11.08	to	11.62	13,567	0.35%	to	1.25%	—	to	2.63%	8.19%	to	9.17%
2018	1,586	10.25	to	10.64	16,335	0.35%	to	1.25%	2.68%	to	2.71%	(3.77)%	to	(2.90)%
2017	1,508	10.65	to	10.96	16,121	0.35%	to	1.25%	1.74%	to	1.76%	4.37%	to	5.31%

Russell Equity Growth Strategy Fund
2021	1	15.64	to	15.64	17	1.25%	to	1.25%	2.52%	to	2.52%	19.32%	to	19.32%
2020	1	13.11	to	13.11	19	1.25%	to	1.25%	0.17%	to	0.17%	2.95%	to	2.95%
2019	1	12.73	to	12.73	18	1.25%	to	1.25%	1.11%	to	1.11%	17.26%	to	17.26%
2018	126	10.86	to	10.86	1,369	1.25%	to	1.25%	5.18%	to	5.18%	(10.61)%	to	(10.61)%
2017	54	12.15	to	12.15	659	1.25%	to	1.25%	3.99%	to	3.99%	14.44%	to	14.44%

Russell Growth Strategy Fund
2021	53,577	13.19	to	15.06	719,427	0.75%	to	1.25%	3.90%	to	3.99%	16.35%	to	16.93%
2020	50,656	11.28	to	12.94	582,787	0.75%	to	1.25%	0.70%	to	0.71%	5.05%	to	5.58%
2019	49,369	10.69	to	12.32	538,691	0.75%	to	1.25%	1.23%	to	1.29%	14.23%	to	14.80%
2018	57,250	9.31	to	10.79	547,957	0.75%	to	1.25%	5.15%	to	5.54%	(8.76)%	to	(8.30)%
2017	50,913	10.15	to	11.82	533,801	0.75%	to	1.25%	—	to	2.66%	—	to	12.47%

Russell Moderate Strategy Fund
2021	41,234	11.54	to	12.58	476,117	0.75%	to	1.25%	2.92%	to	2.99%	6.93%	to	7.47%
2020	40,538	10.74	to	11.76	435,566	0.75%	to	1.25%	0.14%	to	1.22%	2.05%	to	2.57%
2019	38,690	10.47	to	11.53	405,341	0.75%	to	1.25%	1.45%	to	1.68%	9.43%	to	9.97%
2018	39,721	9.52	to	10.53	380,207	0.75%	to	1.25%	4.08%	to	4.18%	(5.64)%	to	(5.17)%
2017	37,720	10.04	to	11.16	380,654	0.75%	to	1.25%	—	to	—	—	to	7.14%

BlackRock Advantage Small Cap Growth Fund
2021	50,785	16.46	to	17.04	855,108	0.35%	to	1.25%	—	to	—	2.04%	to	2.96%
2020	63,694	16.13	to	16.55	1,044,172	0.35%	to	1.25%	—	to	—	31.48%	to	32.66%
2019	70,931	12.27	to	12.48	880,080	0.35%	to	1.25%	0.20%	to	0.30%	31.79%	to	32.98%
2018	83,998	9.31	to	9.38	785,859	0.35%	to	1.25%	0.08%	to	0.08%	(8.67)%	to	(7.98)%
2017	46,629	19.47	to	21.28	925,723	0.35%	to	1.25%	—	to	—	12.81%	to	13.83%

MassMutual Select T.Rowe Price Retire 2030 Fund
2021	224	14.15	to	14.15	3,168	0.50%	to	0.50%	4.38%	to	4.38%	12.18%	to	12.18%
2020	133	12.61	to	12.61	1,679	0.50%	to	0.50%	2.45%	to	2.45%	14.57%	to	14.57%
2019	52	11.01	to	11.01	567	0.50%	to	0.50%	—	to	—	17.66%	to	17.66%

MassMutual Select T.Rowe Price Retire 2035 Fund
2021	1,230	14.07	to	14.47	17,804	0.50%	to	1.25%	0.00%	to	3.31%	12.89%	to	13.74%
2020	4,514	12.46	to	12.73	56,525	0.50%	to	1.25%	1.10%	to	1.21%	14.75%	to	15.61%
2019	3,584	10.86	to	11.01	39,051	0.50%	to	1.25%	1.64%	to	1.88%	21.86%	to	23.52%
2018	2,020	8.91	to	8.91	18,001	1.25%	to	1.25%	1.35%	to	1.35%	(4.50)%	to	(4.50)%

MassMutual Select T.Rowe Price Retire 2040 Fund
2021	346	14.47	to	14.77	5,090	0.50%	to	1.05%	3.15%	to	3.53%	14.43%	to	16.84%
2020	45	12.64	to	12.64	570	1.05%	to	1.05%	0.14%	to	0.14%	15.97%	to	15.97%
2019	1,063	10.90	to	10.90	11,586	1.05%	to	1.05%	1.31%	to	1.31%	6.08%	to	6.08%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

MassMutual Select T.Rowe Price Retire 2050 Fund
2021	217	14.56	to	14.98	3,249	0.50%	to	1.25%	5.26%	to	13.88%	12.76%	to	16.02%
2020	132	12.91	to	12.91	1,698	0.50%	to	0.50%	1.55%	to	1.55%	17.10%	to	18.69%
2019	2,257	10.88	to	11.02	24,562	0.50%	to	1.25%	—	to	1.28%	5.72%	to	7.16%

MassMutual Select T.Rowe Price Retire 2055 Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	506	10.87	to	10.87	5,503	1.25%	to	1.25%	2.24%	to	2.24%	7.19%	to	7.19%

MassMutual Select T.Rowe Price Retire 2060 Fund
2021	334	14.55	to	14.55	4,862	0.85%	to	1.25%	0.01%	to	6.20%	13.88%	to	15.63%
2020	499	12.78	to	12.78	6,373	0.85%	to	0.85%	2.09%	to	2.09%	17.55%	to	17.55%
2019	310	10.87	to	10.87	3,369	1.25%	to	1.25%	2.06%	to	2.06%	7.19%	to	7.19%

BlackRock S&P 500 Index V.I. Fund
2021	870,492	17.68	to	18.71	15,899,905	—	to	1.25%	—	to	—	25.76%	to	27.34%
2020	929,105	14.06	to	14.55	13,296,015	—	to	1.25%	1.65%	to	1.73%	16.77%	to	18.24%
2019	917,282	12.04	to	12.31	11,171,173	—	to	1.25%	2.06%	to	2.36%	29.71%	to	31.34%
2018	1,087,291	9.28	to	9.37	10,145,885	—	to	1.25%	1.04%	to	1.14%	(5.80)%	to	(4.88)%

Hartford International Equity Fund
2021	44,855	11.76	to	12.05	534,909	0.50%	to	1.25%	1.88%	to	2.00%	5.16%	to	5.96%
2020	42,133	11.18	to	11.38	475,829	0.50%	to	1.25%	1.30%	to	1.40%	8.03%	to	8.85%
2019	42,266	10.35	to	10.45	439,946	0.50%	to	1.25%	—	to	2.24%	18.91%	to	19.81%
2018	43,475	8.71	to	8.72	378,915	0.50%	to	1.25%	0.26%	to	0.26%	(3.97)%	to	(3.77)%

BNY Mellon Insight Core Plus Fund
2021	52,229	11.62	to	11.96	622,349	0.35%	to	1.25%	0.00%	to	2.17%	(2.08)%	to	(1.20)%
2020	82,954	11.86	to	12.11	1,002,594	0.35%	to	1.25%	2.26%	to	2.30%	8.02%	to	9.00%
2019	63,637	11.11	to	10.98	705,666	0.35%	to	1.25%	2.91%	to	2.92%	9.52%	to	10.51%
2018	67,194	10.05	to	10.03	675,192	0.35%	to	1.25%	0.65%	to	0.65%	1.00%	to	1.25%

Keeley Small Cap Dividend Value Fund
2021	45,129	13.17	to	18.83	628,911	—	to	1.25%	—	to	—	23.14%	to	24.69%
2020	59,520	10.70	to	10.92	669,732	—	to	1.25%	1.74%	to	1.85%	2.30%	to	3.58%
2019	81,306	10.54	to	10.46	878,723	—	to	1.25%	1.10%	to	1.10%	4.92%	to	5.72%

Hartford Global Impact Fund
2021	2,773	14.95	to	15.20	41,488	0.50%	to	1.25%	0.22%	to	0.23%	9.24%	to	10.06%
2020	2,415	13.68	to	13.81	33,063	0.50%	to	1.25%	0.46%	to	0.60%	29.30%	to	30.27%
2019	2,634	10.58	to	10.60	27,881	0.50%	to	1.25%	0.37%	to	0.37%	3.22%	to	3.38%

Victory RS Value Fund
2021	102,971	17.83	to	17.83	1,836,116	—	to	—	0.44%	to	0.44%	27.31%	to	27.31%
2020	118,451	14.01	to	14.01	1,659,043	—	to	—	—	to	—	(2.59)%	to	(2.59)%
2019	133,639	14.38	to	14.38	1,921,554	—	to	—	0.55%	to	0.55%	31.35%	to	31.35%
2018	148,869	10.95	to	10.95	1,629,662	—	to	—	0.59%	to	0.59%	(10.75)%	to	(10.75)%
2017	168,052	12.27	to	12.27	2,061,234	—	to	—	0.15%	to	0.15%	17.41%	to	17.41%

Pioneer Global Equity Fund
2021	103,724	14.82	to	15.39	1,571,787	—	to	1.25%	—	to	—	22.17%	to	23.70%
2020	107,860	12.13	to	12.63	1,332,099	—	to	1.25%	—	to	0.91%	16.33%	to	17.79%
2019	112,501	10.43	to	10.72	1,187,206	—	to	1.25%	0.88%	to	1.02%	21.77%	to	23.30%
2018	114,034	8.56	to	8.69	982,704	—	to	1.25%	0.07%	to	0.57%	(17.36)%	to	(16.31)%

HIMCO VIT Index Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	800,575	14.41	to	15.00	11,791,343	—	to	1.25%	1.47%	to	1.82%	19.94%	to	21.44%

Dreyfus Intermediate Term Income Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	74,805	10.59	to	13.06	835,175	0.35%	to	1.25%	2.38%	to	2.38%	2.93%	to	3.86%

MassMutual Equity Opportunities Fund +
2021	138,458	15.87	to	15.87	2,197,462	—	to	—	1.17%	to	1.17%	23.28%	to	23.28%
2020	147,095	12.87	to	12.87	1,893,650	—	to	—	1.30%	to	1.30%	—	to	—

MassMutual High Yield Fund +
2021	203,025	12.42	to	12.42	2,520,985	—	to	0.00%	5.57%	to	5.57%	7.42%	to	7.42%
2020	224,237	11.56	to	11.56	2,592,123	—	to	—	4.93%	to	4.93%	—	to	—

JPMorgan Mid Cap Growth Fund
2021	107,768	19.93	to	19.93	2,148,231	—	to	—	—	to	—	10.44%	to	10.44%
2020	123,818	18.05	to	18.05	2,234,868	—	to	—	—	to	—	—	to	—

Invesco Discovery Mid Cap Growth Fund
2021	79,734	20.41	to	20.69	1,639,187	—	to	—	—	to	—	17.39%	to	18.27%
2020	105,914	17.39	to	17.49	1,847,701	0.50%	to	1.25%	—	to	—	—	to	—

MassMutual RetireSMARTSM by JPMorgan 2060 Fund
2021	2,750	16.81	to	17.23	47,231	—	to	—	3.41%	to	5.86%	16.50%	to	17.08%
2020	1,912	14.43	to	14.71	28,113	0.35%	to	0.85%	1.60%	to	2.30%	—	to	—

Invesco Dividend Income Fund
2021	627	15.51	to	15.67	9,761	—	to	—	1.86%	to	1.86%	17.49%	to	18.20%
2020	577	13.20	to	13.26	7,638	0.65%	to	1.25%	1.55%	to	1.56%	—	to	—

AB Sustainable Global Thematic Fund
2021	144,690	19.16	to	19.16	2,772,172	—	to	—	—	to	—	22.61%	to	22.61%
2020	130,734	15.63	to	15.63	2,042,937	—	to	—	0.20%	to	0.20%	—	to	—

Virtus AllianzGI Water Fund +
2021	91,768	16.99	to	16.99	1,559,106	—	to	—	1.51%	to	1.51%	25.82%	to	25.82%
2020	75,953	13.50	to	13.50	1,025,597	—	to	—	0.73%	to	0.73%	—	to	—

MassMutual Global Fund +
2021	3,480	17.81	to	17.81	61,966	—	to	—	—	to	—	15.23%	to	15.23%
2020	7,717	15.45	to	15.45	119,249	—	to	—	—	to	—	—	to	—

Columbia Acorn International Select Fund
2021	374	13.73	to	13.86	5,138	0	to	1.25%	0.71%	to	0.78%	9.12%	to	9.77%
2020	430	12.58	to	12.62	5,421	0.65%	to	1.25%	—	to	—	—	to	—

Frost Value Equity Fund ##
2021	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2020	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	5	20.29	to	20.61	—	1.05%	to	1.25%	—	to	2.19%	17.73%	to	17.97%

American Century Small Company Fund ++
2021	27	18.78	to	18.78	506	0.50%	to	0.50%	0.00%	to	0.00%	6.46%	to	6.46%

JPMorgan SmartRetirement 2060 Fund ++
2021	15	17.05	to	17.05	255	0.50%	to	0.50%	4.52%	to	4.52%	2.90%	to	2.90%

MassMutual Select T.Rowe Price Retire 2025 Fund ++
2021	32	13.77	to	13.77	441	0.50%	to	0.50%	2.70%	to	2.70%	1.15%	to	1.15%

AMG GW&K Small/Mid Cap ++
2021	4,688	11.55	to	11.63	54,351	0.50%	to	1.25%	0.00%	to	0.00%	15.81%	to	16.56%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***

PGIM Jennison Focused Growth Fund ++
2021	27,345	10.66	to	10.72	292,101	0.50%	to	1.25%	0.00%	to	0.00%	(2.40)%	to	(1.28)%

NexPoint Merger Arbitrage Fund *
2021	7,165	10.25	to	19.93	73,737	0.00%	to	1.25%	0.00%	to	1.21%	2.83%	to	99.87%

*

This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***

This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+	See Note 1 for additional information related to this Sub-Account.

++	New Funds, See Note 1 for additional information related to this Sub-Account.

##	Sub-Account is currently offered, however, there are currently zero units outstanding.

7.	Subsequent Events:

Management has evaluated events subsequent to December 31, 2021 and through the financial statement issuance date of April 21, 2022, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life Insurance Company and Subsidiaries
Audited Financial Statements
As of December 31, 2021 (Successor Company) and December 31, 2020 (Predecessor Company)
For the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company), and the years ended December 31, 2020 and 2019 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Statements of Operations — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-6
Consolidated Statements of Comprehensive Income (Loss) — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-7
Consolidated Balance Sheets — As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company)	F-8
Consolidated Statements of Changes in Stockholder's Equity — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-9
Consolidated Statements of Cash Flows — For the Period of July 1, 2021 to December 31, 2021 (Successor Company), the Six Months Ended June 30, 2021 (Predecessor Company), and the Years Ended December 31, 2020 and 2019 (Predecessor Company)
F-10
Notes to Consolidated Financial Statements	F-11
Report of Independent Registered Public Accounting Firm	S-1
Schedule I — Summary of Investments—Other Than Investments in Affiliates	S-2
Schedule IV — Reinsurance	S-3
Schedule V — Valuation and Qualifying Accounts	S-4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company) and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and the results of its operations and its cash flows for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company)in conformity with accounting principles generally accepted in the United States of America.
Emphasis of a Matter
As discussed in Note 1 to the financial statements, on June 30, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, merged Hopmeadow Holdings LP with a subsidiary of Sixth Street. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.
Future Policy Benefits, Embedded Derivatives and Amortization of Value of Business Acquired— Refer to Notes 1, 2, 4, 6 and 8 to the Consolidated Financial Statements
Critical Audit Matter Description
The Company’s products include universal life-type annuity contracts with guarantees that result in death and other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits.
Certain annuity contracts offered riders with guaranteed minimum withdrawal benefits, the non-life contingent portion of which are accounted for as embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
The Company assumes via reinsurance fixed indexed annuity contracts with guaranteed lifetime withdrawal benefit riders. Certain fixed indexed annuity contracts contain a second notional account value which provides additional annuitization benefits. These features result in other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits. Additionally, fixed indexed annuity contracts with indexed-crediting rates include embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
Value of business acquired (VOBA) is an intangible asset, and represents an estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts. VOBA is amortized over the estimated gross profits of those acquired contracts.
The valuation of the reserves for such future policy benefits, valuation of embedded derivatives included within other policyholder funds and benefits payable, and the amortization of VOBA are measured based on actuarial methodologies and underlying economic and future policyholder behavior assumptions. Significant judgment is involved in the selection of the assumptions used to determine the valuation of the reserves for such future policy benefits, in the methods and assumptions used in the valuation of embedded derivatives, and the estimated gross profits used in the valuation of the amortization of VOBA. The principal assumptions include mortality, lapse, withdrawal, persistency, expenses, and discount rates.
Given the high level of estimation uncertainty of management’s actuarial assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the valuation of future policy benefits, valuation of embedded derivatives included within other policyholder funds and benefits payable and amortization of VOBA included the following, among others:
•We tested the completeness and accuracy of the underlying data that served as the basis for the assumptions.
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
Investments in Fixed Maturities Classified as Available-for-Sale and Freestanding Derivatives — Refer to Notes 2, 3 and 4 to the Consolidated Financial Statements
Critical Audit Matter Description
Investments in fixed maturities classified as available-for-sale are reported at fair value in the consolidated financial statements. Freestanding derivatives, which are reported in other investments or other liabilities, as appropriate, after considering the impact of master netting agreements, are also reported at fair value in the consolidated financial statements. Where fair values cannot be determined based on observable inputs, management uses unobservable inputs, such as credit spreads, equity volatility and interest rates beyond the observable curve, requiring judgment by management to determine the estimated fair value.
We identified the valuation of investments in fixed maturities classified as available-for-sale and freestanding derivatives as a critical audit matter because of the unobservable inputs management uses to estimate fair value. Auditing these unobservable inputs used by management required a high degree of auditor judgment, and an increased extent of effort, including the need to involve our fair value specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the valuation of fixed maturities classified as available-for-sale and freestanding derivatives included the following, among others:
•We tested the effectiveness of management’s controls over the determination of fair value.
•We evaluated management’s valuation methodology and the reasonableness of the unobservable inputs.
•With assistance of our fair value specialists, on a sample basis, we developed independent fair value estimates and compared our estimates to management’s estimates.
Assessment of the fair value of insurance contracts acquired in the business combination between Company's indirect owner, Hopmeadow Holdings GP LLC, and a subsidiary of Sixth Street — Refer to Note 1 to the Consolidated Financial Statements
Critical Audit Matter Description
On June 30, 2021 the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, merged Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger was accounted for using business combination accounting. Under this method, the purchase price paid by Sixth Street was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations. By the

application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on June 30, 2021.
Significant judgment was used to determine the appropriate assumptions used to estimate the fair value of the Company’s insurance contracts, resulting in VOBA and additional reserve liabilities. The principal assumptions include mortality, persistency, expenses, and discount rates.
We identified the assessment of the fair value of the insurance contracts acquired, resulting in VOBA and additional reserve liabilities as a critical audit matter. Given the high level of estimation uncertainty of management’s assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the fair value of the insurance contracts acquired, resulting in VOBA and additional reserve liabilities, included the following, among others:
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
•With the assistance of our valuation specialists, we compared the Company’s discount rate, to a discount rate that was independently developed using publicly available market data for comparable entities.
/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 1, 2022

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(In millions)			2020	2019
Revenues
Fee income and other	$410	$438	$741	$821
Earned premiums	31	24	35	42
Net investment income	498	534	816	924
Net realized capital losses	(20)	(242)	(74)	(275)
Amortization of deferred gains	—	26	53	59
Total revenues	919	780	1,571	1,571
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	285	375	626	760
Amortization of value of business acquired ("VOBA")	90	(43)	50	(25)
Insurance operating costs and other expenses	208	228	364	423
Other intangible asset amortization	3	3	6	5
Dividends to policyholders	2	1	60	5
Total benefits, losses and expenses	588	564	1,106	1,168
Income before income taxes	331	216	465	403
Income tax expense	51	30	66	44
Net income	$280	$186	$399	$359
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(In millions)			2020	2019
Net income	$280	$186	$399	$359
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain on fixed maturities	(10)	(275)	565	890
Change in net gain on cash flow hedging instruments	—	1	(1)	—
Change in foreign currency translation adjustments	—	—	—	(2)
OCI, net of tax	(10)	(274)	564	888
Comprehensive income (loss)	$270	$(88)	$963	$1,247
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company	Predecessor Company
(In millions, except for share data)	As of December 31, 2021	As of December 31, 2020
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $0 - Successor Company and $1 - Predecessor Company) (amortized cost of $20,986 - Successor Company and $13,137 - Predecessor Company)	$20,971	$14,875
Equity securities, at fair value	203	65
Mortgage loans (net of ACL of $12 - Successor Company and $17 - Predecessor Company)	2,131	2,092
Policy loans, at outstanding balance	1,484	1,452
Limited partnerships and other alternative investments	1,147	999
Other investments	26	24
Short-term investments	1,254	802
Total investments	27,216	20,309
Cash	49	40
Premiums receivable and agents’ balances, net	4	10
Reinsurance recoverables (net of ACL of $37 - Successor Company and $7 - Predecessor Company)	35,848	27,455
VOBA	479	586
Deferred income taxes, net	603	478
Goodwill and other intangible assets	161	40
Other assets	412	345
Separate account assets	111,592	109,625
Total assets	$176,364	$158,888
Liabilities
Reserve for future policy benefits	$21,698	$18,625
Other policyholder funds and benefits payable	32,622	25,307
Funds withheld liability	6,379	—
Other liabilities	1,920	2,146
Separate account liabilities	111,592	109,625
Total liabilities	174,211	155,703
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,877	1,761
Accumulated other comprehensive (loss) income, net of tax	(10)	1,281
Retained earnings	280	137
Total stockholder’s equity	2,153	3,185
Total liabilities and stockholder’s equity	$176,364	$158,888
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,877	$—	$—	$1,883
Net income	—	—	—	280	280
Total other comprehensive loss	—	—	(10)	—	(10)
Balance, end of period	$6	$1,877	$(10)	$280	$2,153

For the Six Months Ended June 30, 2021 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$1,281	$137	$3,185
Net income	—	—	—	186	186
Total other comprehensive loss	—	—	(274)	—	(274)
Capital contribution to parent	—	(235)	—	—	(235)
Dividends paid	—	—	—	(265)	(265)
Balance, end of period	$6	$1,526	$1,007	$58	$2,597

For the Year Ended December 31, 2020 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$717	$68	$2,552
Cumulative effect of accounting changes, net of tax	—	—	—	(11)	(11)
Adjusted balance, beginning of period	6	1,761	717	57	2,541
Net income	—	—	—	399	399
Total other comprehensive income	—	—	564	—	564
Dividends paid	—	—	—	(319)	(319)
Balance, end of period	$6	$1,761	$1,281	$137	$3,185

For the Year Ended December 31, 2019 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(In millions)			2020	2019
Operating Activities
Net income	$280	$186	$399	$359
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital losses	20	242	74	275
Amortization of deferred reinsurance gain	—	(26)	(53)	(59)
Amortization of VOBA	90	(43)	50	(25)
Depreciation and amortization	102	38	69	51
Other operating activities, net	106	38	259	205
Change in assets and liabilities:
Increase in reinsurance recoverables	(63)	(134)	(331)	(272)
Decrease in deferred income taxes	138	29	54	51
Increase (decrease) for future policy benefits and unearned premiums	(40)	63	160	141
Net changes in other assets and other liabilities	(132)	51	185	(169)
Net payments for reinsurance transactions	(877)	—	—	—
Net cash (used for) provided by operating activities	(376)	444	866	557
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,976	1,622	2,824	3,498
Equity securities, at fair value	47	3	7	213
Mortgage loans	294	158	373	257
Partnerships	102	71	77	134
Payments for the purchase of:
Fixed maturities, available-for-sale	(1,974)	(1,197)	(2,866)	(2,589)
Equity securities, at fair value	(121)	(45)	(26)	(5)
Mortgage loans	(207)	(177)	(242)	(413)
Partnerships	(100)	(74)	(134)	(156)
Net proceeds from (payments for) repurchase agreements program	(11)	8	(16)	19
Net proceeds from (payments for) derivatives	(161)	(539)	143	(272)
Net increase (decrease) in policy loans	9	(32)	15	(26)
Net proceeds from (payments for) short-term investments	(314)	200	(234)	288
Other investing activities, net	—	—	(10)	8
Net cash provided by (used for) investing activities	540	(2)	(89)	956
Financing Activities
Deposits and other additions to investment and universal life-type contracts	872	1,001	1,971	2,168
Withdrawals and other deductions from investment and universal life-type contracts	(4,766)	(4,862)	(9,627)	(11,074)
Net transfers from separate accounts related to investment and universal life-type contracts	3,598	3,659	7,117	8,202
Net increase (decrease) in securities loaned or sold under agreements to repurchase	131	270	(7)	(204)
Dividend paid on shares outstanding	—	(265)	(319)	(700)
Return of capital to parent	—	(235)	—	—
Net cash used for financing activities	(165)	(432)	(865)	(1,608)
Foreign exchange rate effect on cash	—	—	—	2
Net increase (decrease) in cash	(1)	10	(88)	(93)
Cash — beginning of period	50	40	128	221
Cash — end of period	$49	$50	$40	$128
Supplemental Disclosure of Cash Flow Information:
Income taxes received (paid)	$(13)	$2	$—	$25
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, together with its consolidated subsidiaries, (collectively, "TL," the "Company," "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is a wholly-owned subsidiary of TR Re, Ltd. ("TR Re"), a Bermuda based entity. Talcott Resolution Life, Inc. ("TLI"), a Delaware corporation, and Hopmeadow Holdings, LP ("Hopmeadow Holdings," or "HHLP") are indirect parents of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On June 30, 2021, the Company's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm, with and into HHLP pursuant to an Agreement and Plan of Merger (the “Agreement"). Through the Agreement, Sixth Street obtained 100% control of TLI and its life and annuity operating subsidiaries for a total purchase price of approximately $2.25 billion, comprised of a $500 pre-closing dividend and cash of $1.734 billion. The merger was accounted for by using business combination accounting together with an election to apply pushdown accounting. Under this method, the purchase price paid by the investment firm was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. TL's financial statements and footnote disclosures are presented into two distinct periods. The periods prior to the consummation of the Agreement are labeled ("Predecessor Company") and the period subsequent to that date is labeled ("Successor Company") to distinguish between the different basis of accounting between the periods presented. As a result of the application of pushdown accounting, the financial statements for the period of July 1, 2021 to December 31, 2021, are not comparable to the prior periods presented. In addition, as a result of the acquisition the Company conformed to Sixth Street's accounting policies and modified its presentation for certain transactions.
On September 17, 2021, the Company executed a flow reinsurance transaction with Lincoln National Corporation's ("Lincoln") insurance subsidiary, The Lincoln National Life Insurance Company. Under this reinsurance transaction, the Company coinsured a living benefit rider on variable annuity contracts issued by Lincoln between April 1, 2021 through June 30, 2022 up to a maximum of $1.5 billion of reinsured deposits. Lincoln will continue to service and administer the policies as insurer of the business.
On December 30, 2021, the Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America ("Allianz"). Pursuant to such agreement, the Company assumed 100% of a block of fixed indexed annuities ("FIA") and 5% of another block of FIAs on a coinsurance basis. Certain of the FIAs included living withdrawal benefits. The Company acquired general account assets to support the assumed reserves and paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements. Under the reinsurance agreement, the Company will participate in an aggregated hedging pool administered by Allianz, whereby the Company will pay Allianz a fee in order to participate in the pool and will receive an index credit payout based on the level of participation in the pool. This reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities upon the effective date for approximately $25 and will be recognized in income over the expected life of the underlying policies. Allianz will continue to service and administer the policies as insurer of the business.
On December 30, 2021, the Company entered into an affiliated reinsurance agreement with its parent TR Re. Pursuant to such reinsurance agreement, the Company generally ceded 50% of reserves related to variable annuity and payout annuity blocks, with 100% of certain variable annuity guarantees and certain structured settlement contracts ceded at a lesser quota share percentage. All but the Company’s terminal funding block was ceded on a modified coinsurance basis, with the pension risk transfer block ceded on a coinsurance with funds withheld basis. The reinsured business ceded was the Company's direct written business and was not previously assumed. This affiliate reinsurance transaction was accounted for in accordance with reinsurance accounting. Under this method, a deferred gain on reinsurance was recorded in other liabilities for approximately $805 and will be recognized in income over the expected life of the underlying policies. The Company will continue to service and administer the policies as insurer of the reinsured block of business and will remain responsible for fulfilling its obligations to policyholders. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement.
On November 18, 2021, TLI received approval from the Connecticut Department of Insurance ("CTDOI") to contribute the Company to TR Re. On December 30, 2021, TLI contributed the Company to TR Re and TR Re subsequently became the Company's direct parent. TR Re was formed on June 28, 2021 and is an approved Class E insurer under the Bermuda Monetary Authority.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
In conjunction with the sale from The Hartford Financial Services Group ("The Hartford") in 2018, the Company entered into a five year transition services agreement with The Hartford to provide general ledger, cash management, investment accounting and information technology infrastructure services. In March 2019, the Company converted its existing transition services agreement for investment accounting services into an administrative service agreement, which expires in May 2023. The transition services agreement with The Hartford for the remaining services ended in 2020, as those services had fully transitioned to the Company.
COVID-19 Update
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy continues to affect companies across all industries. For the period of July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the year ended December 31 2020 (Predecessor Company), the COVID-19 pandemic did have varying impacts on components of revenue, however, there was no material impact on the Company's results of operations attributable to the COVID-19 pandemic. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. The Company continues to operate in a fully remote work environment with minimal disruption to our operations. As further discussed in this document, the Company’s financial performance is dependent on financial market conditions and potential newly emergent trends in mortality and policyholder behavior as a result of the COVID-19 public health crisis. As such, the Company continues to be unable to quantify its impact on the financial results and operations in future periods.
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include those used in determining estimated gross profits ("EGPs") used in the valuation and amortization of assets (including Value of Business Acquired ("VOBA") and liabilities associated with variable annuity, fixed indexed annuities and other universal life-type contracts, as well as any deferred reinsurance amounts; evaluation of credit losses on fixed maturities, available for sale ("AFS") and allowance for credit losses ("ACL") on mortgage loans; living benefits required to be fair valued; deferred gain or cost related to reinsurance transactions; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; evaluation of goodwill and other intangible assets for impairment; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements. The ultimate extent to which the COVID-19 pandemic will directly impact the Company's business, results of operations and financial condition will depend on future developments that are highly uncertain.
Pushdown Accounting
The table below shows the main balance sheet line items impacted in pushdown accounting for the Sixth Street Acquisition, as of July 1, 2021:

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Cash and invested assets	$19,711
VOBA	565
Deferred income taxes	737
Goodwill	97
Other intangible assets	67
Reinsurance recoverables and other assets	29,442
Separate account assets	112,857
Total assets	163,476

Reserves for future policy benefits	21,122
Other policyholder funds and benefits payable	25,961
Other liabilities	1,653
Separate account liabilities	112,857
Total liabilities	161,593

Equity	1,883
Total liabilities and stockholder's equity	$163,476

The Successor Company's assets and liabilities are recognized based on Sixth Street's accounting basis, with an offset to additional paid-in capital. In addition, retained earnings and accumulated other comprehensive income ("AOCI") of the Predecessor Company are not carried forward, as a new basis of accounting has been established.
Goodwill
Goodwill represents the excess of the acquisition cost of an acquired business over the fair value of assets acquired and liabilities assumed. Goodwill is not amortized but is tested for impairment at the entity or reporting unit level annually or when events or circumstances arise, such as adverse changes in the business climate, that would more likely than not reduce the fair value of the entity or a reporting unit below its carrying value. Our methodology for conducting this goodwill impairment testing contains both a qualitative and quantitative assessment.
The Company has the option to initially perform an assessment of qualitative factors in order to determine whether it is more likely than not that the fair value of the entity or a reporting unit is less than its carrying amount. The qualitative factors may include, but are not limited to, economic conditions, industry and market considerations, cost factors, overall financial performance of the entity or a reporting unit and other company and entity-level or reporting unit-specific events. If it is determined that it is more likely than not that the fair value of the entity or reporting unit is less than its carrying amount, we then perform the impairment evaluation using a more detailed quantitative assessment. If the carrying values of the entity or reporting units were to exceed their fair value under that quantitative assessment, the amount of the impairment would be calculated and goodwill would be adjusted accordingly. The Company could directly perform this quantitative assessment, bypassing the qualitative assessment and perform a quantitative impairment test.
For a discussion of goodwill from the Sixth Street Acquisition, see Note 7 - Goodwill and Other Intangible Assets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Intangible Assets
Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consist of internally developed software amortized over a period not to exceed seven years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company's impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of indefinitely lived intangibles is less than the carrying value.
Investments
In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid-in capital at the acquisition date.
Value of Business Acquired/Additional Reserves
In conjunction with the acquisition of the Company, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company's insurance and investment contracts as of the date of the Sixth Street Acquisition. This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company's insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including equity market returns, mortality, persistency, expenses, discount rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as an additional insurance liability in reserves for future policy benefits and other policyholder funds and benefits payable. The additional liability is amortized to income over the life of the underlying policies.
Adoption of New Accounting Standards
Financial Instruments - Credit Losses
On January 1, 2020, the Company adopted Accounting Standards Update ("ASU") 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, ("ASU 2016-13", or "CECL") together with related updated guidance for recognition and measurement of credit losses on certain financial instruments not carried at fair value, including reinsurance recoverables. This guidance replaces the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at amortized cost, which resulted in the recognition of greater allowances for losses. Under the new model, an ACL is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.
Credit losses on fixed maturities, AFS carried at fair value continue to be measured similar to previous guidance for other-than-temporary impairments ("OTTI"); however, losses are now recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. For fixed maturities, AFS this guidance is applied prospectively. Additionally, the new guidance requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.
The Company adopted the guidance through a cumulative-effect adjustment that decreased retained earnings by $11 million, after tax, primarily related to the Company's mortgage loan investments. No ACL was recognized at adoption for fixed maturities, AFS as those provisions of the guidance are applied prospectively. Upon adoption, the Company did not have any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance.

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Summary of Adoption Impacts
ACL on mortgage loans	$(9)
ACL on reinsurance recoverables	(5)
Deferred income tax assets	3
Net decrease to retained earnings	$(11)
Future Adoption of New Accounting Standards
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
The Financial Accounting Standards Board ("FASB") issued ASU 2021-08 Accounting for Contract Assets and Contract Liabilities from Contracts with Customers in October 2021, which requires acquiring entities to apply Topic 606, Revenue from Contracts with Customers upon recognizing and measuring contract assets and liabilities in a business combination. This update is intended to improve comparability after a business combination, by providing consistent recognition and measurement of revenue contracts with customers acquired and not acquired in a business combination. ASU 2021-08 is effective for annual periods beginning after December 15, 2022 and interim periods within those annual periods, with early adoption permitted. The amendments in this ASU should be applied prospectively. We expect to adopt the provisions of this ASU in the first quarter of 2023 and do not expect it to have a material impact on the Company.
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 Targeted Improvements to the Accounting for Long-Duration Contracts ("ASU 2018-12") in August 2018, which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits ("LFPB"), by requiring annual or more frequent updates of insurance assumptions and modifying rates used to discount future cash flows. Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures.
This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023, with early adoption permitted. The Company continues to assess its policies, processes, and applicable systems to determine the impact on the Company's operations and financial results. While it is not possible to reasonably estimate the expected impact of the new standard at this time due to the nature and extent of the required changes to a significant portion of the Company’s operations, we anticipate an increase to AOCI, upon adoption. This is due to the application and pushdown of purchase accounting associated with the Sixth Street Acquisition, which employed lower discount rates for the fair value calculations than the required discount rates to value the cash flows on the insurance liabilities under the new guidance. This standard represents a significant change from existing U.S. GAAP, however, it does not change the underlying economics of the business or its related cash flows. The Company has a transition date, the date of the Sixth Street Acquisition, and selected the modified retrospective transition method, with the potential exception of market risk benefits ("MRB"), which are required to be adopted on a retrospective basis. Additionally, the Company is reviewing the impact of its recent reinsurance transactions under the new standard.
As part of working toward implementation of the updated standard, the Company has made progress on key accounting policy decisions, including processes to identify insurance policy groupings for LFPB measurement, applicable discount rates, development of liability cash flow and claim expense assumptions, and VOBA amortization methodology. Long duration insurance contracts issued by the Company will be grouped into separate cohorts based on the product type and annual contract issue date.
Cash flow assumptions underlying insurance liabilities will be evaluated at least annually in the same fiscal quarter each year as to whether an update is needed. Under the new guidance, the Company will update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in net income. Cash flows are required to be discounted with an upper-medium grade (or low credit risk) fixed-income instrument yields, with the effect of discount rate changes on the liability recorded in OCI. The discount rate utilized is intended to reflect the duration characteristics of the corresponding insurance liabilities. The Company will obtain yield curves and spreads for a range of tenors to determine spot yields to discount the cash flows of the insurance liabilities as of each valuation date. This is a change from current U.S. GAAP which utilizes assumptions, including discount rates "locked in" at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current U.S. GAAP.

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The Company currently offers and assumes certain guarantees and product features on variable annuity and FIA products, which protect the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk.These MRB features are required to be measured at fair value with changes in fair value recorded in net income, with the exception of the changes in MRB liabilities attributable to a change in an entity's nonperformance risk, which is required to be recognized in OCI. For any assumed products, the portion of the change in MRBs attributable to changes in the reinsurer's nonperformance risk is recognized in income. The Company will maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the MRBs upon adoption.

VOBA and other balances are expected to be amortized on a constant-level basis over the expected remaining term of the related contracts. As annuities do not have a face amount, the constant level basis used is expected to be based on the number of policies in-force.
Additionally, ASU 2018-12 requires certain enhanced presentation and disclosures including disaggregated rollforwards for LFPB, policyholder account balances, MRBs, separate account liabilities, deferred acquisition costs, and information about significant inputs, judgments and methods used in the measurement.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and its principal products and services are comprised of variable annuities, fixed and payout annuities, FIAs and private-placement life insurance. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under U.S. GAAP in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL, in accordance with new guidance adopted January 1, 2020 regarding expected credit losses. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of VOBA and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of ACL. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds generally on a one-month lag. Accordingly, income for period of July 1, 2021 to December 31, 2021 (Successor Company) and the period of January 1, 2021 to June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company), respectively, may not include the full impact of current year changes in valuation of

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the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities and derivatives contracts (both freestanding and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities, AFS and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Prior to January 1, 2020, the Company applied OTTI guidance to debt securities in an unrealized loss position and accreted the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. In accordance with accounting guidance adopted January 1, 2020 regarding expected credit losses, the losses are now recognized through an ACL and no longer as an adjustment to amortized cost. The Company’s non-income producing investments were not material for the period of July 1, 2021 to December 31, 2021 (Successor Company), the period of January 1 to June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company), respectively.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:
•to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;
•to manage liquidity;
•to control transaction costs;
•to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

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Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivatives of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to

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continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments, and has previously issued and assumed via reinsurance financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. In ceding risks, the Company uses yearly renewable term, coinsurance and modified coinsurance arrangements and variation thereof. Failure of reinsurers to honor their obligations could result in losses to the Company.
The Company's ceded affiliated reinsurance arrangements are on a modified coinsurance and a coinsurance with funds withheld basis. Under modified coinsurance arrangements, both the ceded reserves and the investment assets that support the reserves are retained by the Company and profit and loss with respect to the obligations and investment returns flow through periodic net settlements. Under coinsurance with funds withheld arrangements, ceded reserves are transferred to the reinsurer, however, investment assets that support the reserves are retained by the Company, and profit and loss with respect to only the investment returns flow through periodic net settlements. Both modified coinsurance and coinsurance with funds withheld arrangements require the Company to establish segregated accounts in which the assets supporting the

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ceded obligations are maintained. A funds withheld liability is established which represents the fair value of investment assets segregated under modified coinsurance or coinsurance with funds withheld reinsurance arrangements.
The funds withheld liability is comprised of a host contract and an embedded derivative. For ceded reinsurance agreements, the Company has an obligation to pay the total return on the assets supporting the funds withheld liability. Interest accrues at a risk-free rate on the host contract and is recorded as net investment income in the Consolidated Statements of Operations. The embedded derivative is similar to a total return swap on the income generated by the underlying assets held by the Company. The change in the embedded derivative is recorded in net realized capital gains (losses).
The Company also cedes to and assumes from other insurers on coinsurance arrangements. Under coinsurance arrangements, reserves and investment assets are transferred from the ceding insurer to the reinsurer. In certain arrangements, the reinsurer will hold the assets supporting the reserves in a trust for the benefit of the ceding insurer.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions. The deferred gain on or cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We generally have the right of offset on reinsurance contracts, but have elected to present balances due to and due from reinsurance counterparties on a gross basis on the financial statements.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an ACL which is based on the expectation of lifetime credit loss.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Value of Business Acquired
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The principal assumptions used in estimating VOBA include equity market returns, mortality, persistency, expenses, and discount rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over EGPs and it is reviewed for recoverability quarterly.
The Company also uses the present value of EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death benefits, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
In the third quarter of 2021, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.

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All assumption changes that affect the estimate of future EGPs including the update of current account values and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA, death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features. These features include guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, secondary guarantee benefits offered with universal life insurance contracts, as well as GLWB riders and guaranteed annuitization benefits offered by assumed FIA contracts. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GLWBs on FIA contracts allow guaranteed lifetime withdrawals even if account value is otherwise insufficient. Certain FIA contracts contain a second notional account value which provides additional annuitization benefits. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to assumed market rates of return and assumptions including volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Value of Business Acquired accounting policy section within this footnote.
The Company reinsures a majority of its in-force GMDB and GMWB and all of its universal life insurance secondary guarantees.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity, assumed FIA and other universal life-type contracts, investment contracts, assumed FIAs and the non-life contingent portion of variable annuity GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses and assumed reinsurance. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs and assumed FIAs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.
The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2021 (Successor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$258	$—	$258	$—
Collateralized loan obligations ("CLOs")	944	—	785	159
Commercial mortgage-backed securities ("CMBS")	2,335	—	2,059	276
Corporate	13,357	39	12,653	665
Foreign government/government agencies	362	—	362	—
Municipal	1,456	—	1,455	1
Residential mortgage-backed securities ("RMBS")	811	—	737	74
U.S. Treasuries	1,448	127	1,321	—
Total fixed maturities	20,971	166	19,630	1,175
Equity securities, at fair value	203	11	171	21
Derivative assets
Credit derivatives	2	—	2	—
Foreign exchange derivatives	7	—	7	—
Interest rate derivatives	18	—	15	3
Macro hedge program	16	—	(11)	27
Total derivative assets [1]	43	—	13	30
Short-term investments	1,254	744	435	75
Reinsurance recoverable for GMWB	(8)	—	—	(8)
Separate account assets [2]	110,021	69,089	40,449	79
Total assets accounted for at fair value on a recurring basis	$132,484	$70,010	$60,698	$1,372
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
FIA embedded derivative	$(655)	$—	$—	$(655)
GMWB embedded derivative	80	—	—	80
Total other policyholder funds and benefits payable	(575)	—	—	(575)
Derivative liabilities
Foreign exchange derivatives	2	—	2	—
Interest rate derivatives	(25)	—	(22)	(3)
Macro hedge program	(229)	—	(14)	(215)
Total derivative liabilities [3]	(252)	—	(34)	(218)
Modified coinsurance reinsurance contracts	15	—	15	—
Total liabilities accounted for at fair value on a recurring basis	$(812)	$—	$(19)	$(793)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2020 (Predecessor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$444	$—	$444	$—
CLOs	1,428	—	1,169	259
CMBS	1,215	—	1,161	54
Corporate	8,552	—	8,224	328
Foreign government/government agencies	266	—	266	—
Municipal	875	—	875	—
RMBS	769	—	615	154
U.S. Treasuries	1,326	117	1,209	—
Total fixed maturities	14,875	117	13,963	795
Equity securities, at fair value	65	11	22	32
Derivative assets
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	6	—	4	2
Macro hedge program	7	—	7	—
Total derivative assets [1]	12	—	10	2
Short-term investments	802	586	194	22
Reinsurance recoverable for GMWB	7	—	—	7
Separate account assets [2]	108,748	67,679	40,609	20
Total assets accounted for at fair value on a recurring basis	$124,509	$68,393	$54,798	$878

Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$21	$—	$—	$21
Total other policyholder funds and benefits payable	21	—	—	21
Derivative liabilities
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	(19)	—	(19)	—
Macro hedge program	(460)	—	(19)	(441)
Total derivative liabilities [3]	(480)	—	(39)	(441)
Modified coinsurance reinsurance contracts	(93)	—	(93)	—
Total liabilities accounted for at fair value on a recurring basis	$(552)	$—	$(132)	$(420)
[1]    Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.
[2]    Approximately $1.6 billion and $877 of investment sales receivables, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $404 and $441 of investments, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.
[3]    Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Fixed Maturities, Equity Securities, Short-term Investments and Freestanding Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s sector, financial strength, and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the significant inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of freestanding derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)
• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity
Corporates
• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities and private bank loans:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature
U.S Treasuries, Municipals, and Foreign government/government agencies
• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements	• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2021 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$159	Discounted cash flows	Spread	234bps	258bps	257bps	Decrease
CMBS [3]	276	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	203bps	637bps	303bps	Decrease
Corporate [4]	623	Discounted cash flows	Spread	125bps	1,227bps	278bps	Decrease
RMBS [3]	65	Discounted cash flows	Spread [6]	39bps	229bps	90bps	Decrease
			Constant prepayment rate [6]	4%	16%	8%	Decrease [5]
			Constant default rate [6]	1%	4%	3%	Decrease
			Loss severity [6]	—%	100%	64%	Decrease
As of December 31, 2020 (Predecessor Company)
Assets accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$259	Discounted cash flows	Spread	249bps	305bps	304bps	Decrease
CMBS [3]	49	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	255bps	1,582bps	570bps	Decrease
Corporate [4]	269	Discounted cash flows	Spread	116bps	1,210bps	304bps	Decrease
RMBS [3]	154	Discounted cash flows	Spread [6]	7bps	592bps	119bps	Decrease
			Constant prepayment rate [6]	—%	10%	5%	Decrease [5]
			Constant default rate [6]	2%	6%	3%	Decrease
			Loss severity [6]	—%	100%	81%	Decrease
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]    Excludes securities for which the Company bases fair value on broker quotations.
[4]    Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[5]    Decrease for above market rate coupons and increase for below market rate coupons.
[6]    Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2021 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$3	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
Interest rate swaptions	(3)	Option model	Interest rate volatility	1%	1%	1%	Increase
Macro hedge program [3] [4]
Equity options	(195)	Option model	Equity volatility	17%	63%	28%	Increase
Interest rate swaption	7	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2020 (Predecessor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$2	Discounted cash flows	Swap curve beyond 30 years	1%	1%	1%	Decrease
Macro hedge program [3] [4]
Equity options	(471)	Option model	Equity volatility	—%	53%	31%	Increase
Customized swaps	21	Discounted cash flows	Equity volatility	16%	26%	19%	Increase
Interest rate swaption	9	Option model	Interest rate volatility	1%	1%	1%	Increase
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3]    Excludes derivatives for which the Company bases fair value on broker quotations.
[4]    Includes activity previously reported as GMWB hedging instruments. For further discussion please refer to the section GMWB Derivatives, net in Note 4 - Derivatives of Notes to Consolidated Financial Statements.
GMWB and FIA Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives	The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.
FIA Embedded Derivative	The Company assumed through reinsurance FIA contracts that provide the policyholder with benefits that depend on the performance of market indices. Benefits in excess of contract guarantees represent an embedded derivative carried at fair value and reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Freestanding Customized Derivatives	The Company previously held freestanding customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of GMWB riders written on a direct basis. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives were reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.
GMWB Reinsurance Derivative	The Company has reinsurance arrangements with unaffiliated reinsurers in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
Valuation Techniques
Fair values for FIA and GMWB embedded derivatives, freestanding customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, FIA embedded derivative, the freestanding customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Benefits; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Benefits
The Best Estimate Benefits are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB and FIA Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions
• Credit standing adjustment assumptions
• Option budgets

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded, Customized and Reinsurance Derivatives
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	48%	5%	Decrease [8]
Reset elections [5]	—%	99%	8%	Decrease [8]
Equity volatility [6]	11%	25%	21%	Increase
Credit standing adjustment [7]	0.03%	0.15%	0.09%	Decrease
As of December 31, 2020 (Predecessor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	55%	5%	Decrease [8]
Reset elections [5]	—%	99%	8%	Decrease [8]
Equity volatility [6]	16%	28%	21%	Increase
Credit standing adjustment [7]	0.18%	0.45%	0.34%	Decrease
Significant Unobservable Inputs for Level 3 FIA Embedded Derivative
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal rates [3]	—%	16%	2%	Decrease
Lapse rates [4]	1%	34%	6%	Decrease
Option budgets [9]	1%	4%	2%	Increase
Credit standing adjustment [7]	0.01%	0.08%	0.05%	Decrease
[1]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]    Range represents assumed percentages of policyholders taking withdrawals.
[3]    Range represents assumed annual percentage of allowable amount withdrawn.
[4]    Range represents assumed annual percentages of policyholders electing a full surrender.
[5]    Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.
[6]    Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]    Range represents Company credit spreads, adjusted for market recoverability.
[8]    The impact may be an increase for some contracts, particularly those with out of the money guarantees.
[9]    Range represents assumed annual budget for index options.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 40% and 43% were subject to significant liquidation restrictions as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified within the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forwards may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of July 1, 2021	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2021
Assets
Fixed maturities, AFS
ABS	$8	$—	$—	$—	$—	$—	$—	$(8)	$—
CLOs	248	—	—	34	(64)	—	—	(59)	159
CMBS	143	—	(2)	136	(1)	—	—	—	276
Corporate	460	3	(2)	245	(30)	(11)	—	—	665
Municipal	—	—	—	—	—	—	1	—	1
RMBS	108	—	—	29	(29)	(19)	—	(15)	74
Total fixed maturities, AFS	967	3	(4)	444	(124)	(30)	1	(82)	1,175
Equity securities, at fair value	33	20	—	—	(32)	—	—	—	21
Freestanding derivatives
Interest rate	2	2	—	(4)	—	—	—	—	—
Total freestanding derivatives [5]	2	2	—	(4)	—	—	—	—	—
Reinsurance recoverable for GMWB	(6)	(8)	—	—	6	—	—	—	(8)
Separate accounts	15	—	—	71	—	(5)	4	(6)	79
Short-term investments	14	—	—	88	(27)	—	—	—	75
Total assets	$1,025	$17	$(4)	$599	$(177)	$(35)	$5	$(88)	$1,342
Liabilities
Freestanding derivatives
Macro hedge program	$(237)	$153	$—	$(1)	$(103)	$—	$—	$—	$(188)
Total freestanding derivatives [5]	(237)	153	—	(1)	(103)	—	—	—	(188)
Other policyholder funds and benefits payable
FIA embedded derivative	—	—	—	(655)	—	—	—	—	(655)
Guaranteed withdrawal benefits	77	29	—	—	(26)	—	—	—	80
Total other policyholder funds and benefits payable	77	29	—	(655)	(26)	—	—	—	(575)
Total liabilities	$(160)	$182	$—	$(656)	$(129)	$—	$—	$—	$(763)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the six months ended June 30, 2021 (Predecessor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of June 30, 2021
Assets
Fixed maturities, AFS
ABS	$—	$—	$—	$10	$—	$—	$—	$(2)	$8
CLOs	259	—	—	50	(36)	—	—	(25)	248
CMBS	54	—	2	90	—	—	2	(5)	143
Corporate	328	—	(6)	132	(23)	(9)	53	(15)	460
RMBS	154	—	1	5	(34)	(15)	—	(3)	108
Total fixed maturities, AFS	795	—	(3)	287	(93)	(24)	55	(50)	967
Equity securities, at fair value	32	—	—	1	—	—	—	—	33
Freestanding derivatives
Interest rate	2	—	—	—	—	—	—	—	2
Total freestanding derivatives [5]	2	—	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	7	(19)	—	—	6	—	—	—	(6)
Separate accounts	20	—	—	2	—	(4)	2	(5)	15
Short-term investments	22	—	—	2	(10)	—	—	—	14
Total assets	$878	$(19)	$(3)	$292	$(97)	$(28)	$57	$(55)	$1,025
Liabilities
Freestanding derivatives
Macro hedge program	$(441)	$385	$—	$12	$(193)	$—	$—	$—	$(237)
Total freestanding derivatives [5]	(441)	385	—	12	(193)	—	—	—	(237)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	21	82	—	—	(26)	—	—	—	77
Total other policyholder funds and benefits payable	21	82	—	—	(26)	—	—	—	77
Total liabilities	$(420)	$467	$—	$12	$(219)	$—	$—	$—	$(160)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020 (Predecessor Company), for which the Company used significant unobservable inputs (Level 3):

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2020
Assets
Fixed maturities, AFS
ABS	$13	$—	$(1)	$40	$—	$—	$—	$(52)	$—
CLOs	58	—	2	237	(28)	—	—	(10)	259
CMBS	37	—	(3)	18	—	—	2	—	54
Corporate	387	2	12	51	(40)	(24)	357	(417)	328
RMBS	247	—	—	57	(64)	(28)	—	(58)	154
Total fixed maturities, AFS	742	2	10	403	(132)	(52)	359	(537)	795
Equity securities, at fair value	33	—	—	1	—	(2)	—	—	32
Freestanding derivatives
Interest rate	(2)	4	—	—	—	—	—	—	2
GWMB hedging instruments	38	(38)	—	—	—	—	—	—	—
Total freestanding derivatives [5]	36	(34)	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	17	(21)	—	—	11	—	—	—	7
Separate accounts	23	—	—	12	—	(7)	—	(8)	20
Short-term investments	6	—	—	22	(6)	—	—	—	22
Total assets	$857	$(53)	$10	$438	$(127)	$(61)	$359	$(545)	$878
Liabilities
Freestanding derivatives
Macro hedge program	(113)	(456)	—	339	(211)	—	—	—	(441)
Total freestanding derivatives [5]	(113)	(456)	—	339	(211)	—	—	—	(441)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	5	67	—	—	(51)	—	—	—	21
Total other policyholder funds and benefits payable	5	67	—	—	(51)	—	—	—	21
Total liabilities	$(108)	$(389)	$—	$339	$(262)	$—	$—	$—	$(420)
[1]    The Company classifies realized and unrealized gains (losses) on FIA and GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]     Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[3]    All amounts are before income taxes and amortization.
[4]     Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]     Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.
[6]     Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Assets
Freestanding derivatives
Interest rate	$2	$(40)	$6
GMWB hedging instruments [3]			(16)
Total freestanding derivatives	2	(40)	(10)
Reinsurance recoverable for GMWB	(8)	(19)	(21)
Total assets	(6)	(59)	(31)
Liabilities
Freestanding derivatives
Macro hedge program [3]	(63)	(121)	(212)
Total freestanding derivatives	(63)	(121)	(212)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	29	82	67
Total other policyholder funds and benefits payable	29	82	67
Total liabilities	$(34)	$(39)	$(145)
[1]    All amounts presented are reported in net realized capital gains (losses).The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[2]     Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
[3]    The dynamic hedge program, which included GMWB hedging instruments, was closed in the first half of 2020. Any risks previously covered by the dynamic hedging are now covered by the macro hedge program.

Changes in Unrealized Gains (Losses) Included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Assets
Fixed maturities, AFS
CLOs	$—	$—	$1
CMBS	(2)	3	(3)
Corporate	(2)	(4)	7
RMBS	—	1	(1)
Total fixed maturities, AFS	(4)	—	4
Total assets	$(4)	$—	$4
[1]    Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on fixed maturities, AFS on the Consolidated Statements of Comprehensive Income (Loss).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value
	Fair Value Hierarchy Level	Successor Company		Predecessor Company
		Carrying Amount [1]	Fair Value	Carrying Amount [1]	Fair Value
		December 31, 2021		December 31, 2020
Assets
Policy loans	Level 3	$1,484	$1,484	$1,452	$1,452
Mortgage loans [1]	Level 3	$2,131	$2,138	$2,092	$2,248
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$5,137	$4,792	$5,282	$5,261
Funds withheld liability	Level 3	$6,379	$6,379
[1]    As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the carrying amount of mortgage loans was net of ACL of $12 and $17, respectively.
[2]    Excludes group accident and health and universal life insurance contracts, including Corporate Owned Life Insurance ("COLI").

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(Before tax)			2020	2019
Fixed maturities [1]	$174	$243	$518	$586
Equity securities	10	2	7	6
Mortgage loans	32	45	92	92
Policy loans	36	40	82	84
Limited partnerships and other alternative investments	259	216	130	161
Other [2]	1	1	13	19
Investment expense	(14)	(13)	(26)	(24)
Total net investment income	$498	$534	$816	$924
[1]    Includes net investment income on short-term investments.
[2]     Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business.

Net Realized Capital Gains (Losses)
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
(Before tax)			2020	2019
Gross gains on sales	$14	$55	$166	$67
Gross losses on sales	(20)	(8)	(32)	(18)
Net realized gains (losses) on sales of equity securities	19	—	—	—
Change in net unrealized gains (losses) on equity securities [1]	(2)	—	1	2
Net credit losses on fixed maturities, AFS [2]	—	—	(1)
Change in ACL on mortgage loans [3]	—	6	(8)
Intent-to-sell impairments	—	—	(6)	—
Net other-than-temporary impairments ("OTTI") losses recognized in earnings				(4)
Results of variable annuity hedge program:
GMWB derivatives, net			82	53
Macro hedge program	(67)	(243)	(414)	(418)
Total results of variable annuity hedge program	(67)	(243)	(332)	(365)
Transactional foreign currency revaluation	—	—	3	(4)
Non-qualifying foreign currency derivatives	5	(2)	(7)	(4)
Modified coinsurance reinsurance derivative contracts	15	22	(50)	(55)
Other, net [4]	16	(72)	192	106
Net realized capital losses	$(20)	$(242)	$(74)	$(275)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2021, were $(3) for the period of July 1, 2021 to December 31, 2021 (Successor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of June 30, 2021, were $1 for the six months ended June 30, 2021 (Predecessor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020, were $4 for the year ended December 31, 2020 (Predecessor Company). The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 were $(2) for year ended December 31, 2019 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
[2]    Due to the adoption of accounting guidance for credit losses on January 1, 2020, realized capital losses previously reported as OTTI are now presented as credit losses which are net of any recoveries. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[3]    Represents the change in ACL recorded during the period following the adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[4] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $37 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $(54) for the six months ended June 30, 2021 (Predecessor Company), and $149 and $54 for the years ended December 31, 2020 and 2019, respectively (Predecessor Company).

Sales of AFS Securities
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Fixed maturities, AFS
Sale proceeds	$2,372	$1,007	$1,789	$2,541
Gross gains	14	55	165	67
Gross losses	(16)	(8)	(31)	(16)
Sales of fixed maturities, AFS in 2021 were primarily a result of tactical changes to the portfolio driven by changing market conditions, in addition to duration and liquidity management.
Accrued Interest Receivable on Fixed Maturities, AFS and Mortgage Loans
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company reported accrued interest receivable related to fixed maturities, AFS of $178 and $114, respectively, and accrued interest receivable related to mortgage loans of $6 and $7, respectively. These amounts are recorded in other assets on the Consolidated Balance Sheets and are not included in the carrying value of the fixed maturities or mortgage loans. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of realized capital gains and losses.
Interest income on fixed maturities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.
Recognition and Presentation of Intent-to-Sell Impairments and ACL on Fixed Maturities, AFS
The Company will record an "intent-to-sell impairment" as a reduction to the amortized cost of fixed maturities, AFS in an unrealized loss position if the Company intends to sell or it is more likely than not that the Company will be required to sell the fixed maturity before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value on the impairment date and the amortized cost basis of the fixed maturity before recognizing the impairment.
When fixed maturities are in an unrealized loss position and the Company does not record an intent-to-sell impairment, the Company will record an ACL, through net realized capital gains and losses, for the portion of the unrealized loss due to a credit loss. Any remaining unrealized loss on a fixed maturity after recording an ACL is the non-credit amount and is recorded in OCI. The ACL is the excess of the amortized cost over the greater of the Company's best estimate of the present value of expected future cash flows or the security's fair value. Cash flows are discounted at the effective yield that is used to record interest income. The ACL cannot exceed the unrealized loss and, therefore, it may fluctuate with changes in the fair value of the fixed maturity if the fair value is greater than the Company's best estimate of the present value of expected future cash flows. The initial ACL and any subsequent changes are recorded in net realized capital gains and losses. The ACL is written off against the amortized cost in the period in which all or a portion of the related fixed maturity is determined to be uncollectible.
Prior to January 1, 2020, the Company recorded an OTTI for those fixed maturities for which the Company did not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value was separated into the portion representing a credit OTTI, which was recorded in net realized capital losses, and the remaining non-credit amount, which was recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows became the new cost basis and accreted prospectively into net investment income over the estimated remaining life of the security. Amounts previously recognized in accumulated other comprehensive income as of the ASU 2016-13 guidance adoption date that relate to improvements in cash flows expected to be collected will continue to be accreted into income over the asset's remaining life.
Developing the Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTVs"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

ACL on Fixed Maturities, AFS by Type for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$—	$—

ACL on Fixed Maturities, AFS by Type for the Six Months Ended June 30, 2021 (Predecessor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$1	$1
Credit losses on fixed maturities where an allowance was not previously recorded	—	—
Balance, end of period	$1	$1

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2020 (Predecessor Company)
(Before tax)	Corporate	Total
Balance, beginning of period	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Balance, end of period	$1	$1

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Cumulative Credit Impairments on Fixed Maturities, AFS (Predecessor Company)
For the Year Ended December 31, 2019
(Before tax)
Balance as of beginning of period	$(6)
Additions for credit impairments recognized on [1]:
Fixed maturities not previously impaired	(4)
Reductions for credit impairments previously recognized on:
Fixed maturities that matured or were sold during the period	6
Fixed maturities due to an increase in expected cash flows	—
Balance as of end of period	$(4)
[1]    These additions are included in net realized capital gains (losses) on the Consolidated Statements of Operations.
Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company					Predecessor Company
	December 31, 2021					December 31, 2020
	Amortized Cost	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost [1]	ACL	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS	$260	$—	$—	$(2)	$258	$436	$—	$8	$—	$444
CLOs	945	—	—	(1)	944	1,425	—	7	(4)	1,428
CMBS	2,345	—	4	(14)	2,335	1,152	—	77	(11)	1,215
Corporate	13,380	—	50	(73)	13,357	7,240	(1)	1,296	(12)	8,552
Foreign government/government agencies	365	—	1	(4)	362	236	—	32	—	266
Municipal bonds	1,452	—	10	(6)	1,456	761	—	115	(1)	875
RMBS	818	—	—	(7)	811	745	—	26	(2)	769
U.S. Treasuries	1,421	—	28	(1)	1,448	1,142	—	192	(8)	1,326
Total fixed maturities, AFS	$20,986	$—	$93	$(108)	$20,971	$13,137	$(1)	$1,753	$(38)	$14,875
[1]    The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

Fixed Maturities, AFS by Contractual Maturity Year
	Successor Company		Predecessor Company
	December 31, 2021		December 31, 2020
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$341	$341	$238	$241
Over one year through five years	2,904	2,890	1,376	1,462
Over five years through ten years	5,248	5,241	1,808	2,052
Over ten years	8,125	8,151	5,957	7,264
Subtotal	16,618	16,623	9,379	11,019
Mortgage-backed and asset-backed securities	4,368	4,348	3,758	3,856
Total fixed maturities, AFS	$20,986	$20,971	$13,137	$14,875

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2021 (Successor Company) or 2020 (Predecessor Company). As of December 31, 2021 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Harbourvest Structured Solutions IV, the IBM Corporation, and the Wells Fargo & Company, which each comprised less than 1% of total invested assets. As of December 31, 2020 (Predecessor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, the Walt Disney Company, and the Wells Fargo & Company, which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2021 (Successor Company), were financial services, U.S. Treasuries, and utilities which comprised approximately 9%, 8%, and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2020 (Predecessor Company) were financial services, utilities, and the CLO sector which comprised approximately 8%, 8%, and 7%, respectively, of total invested assets.
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2021
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$252	$(2)	$—	$—	$252	$(2)
CLOs	751	(1)	—	—	751	(1)
CMBS	961	(14)	—	—	961	(14)
Corporate	5,788	(73)	—	—	5,788	(73)
Foreign government/government agencies	173	(4)	—	—	173	(4)
Municipal	337	(6)	—	—	337	(6)
RMBS	537	(7)	—	—	537	(7)
U.S. Treasuries	217	(1)	—	—	217	(1)
Total fixed maturities, AFS in an unrealized loss position	$9,016	$(108)	$—	$—	$9,016	$(108)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2020
Predecessor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$—	$—	$16	$—	$16	$—
CLOs	346	(1)	411	(3)	757	(4)
CMBS	214	(11)	2	—	216	(11)
Corporate	110	(9)	63	(3)	173	(12)
Foreign government/government agencies	1	—	—	—	1	—
Municipal	28	(1)	—	—	28	(1)
RMBS	223	(1)	39	(1)	262	(2)
U.S. Treasuries	236	(8)	—	—	236	(8)
Total fixed maturities, AFS in an unrealized loss position	$1,158	$(31)	$531	$(7)	$1,689	$(38)
As of December 31, 2021 (Successor Company), fixed maturities, AFS in an unrealized loss position consisted of 1,680 instruments, primarily in the corporate sectors, most notably utilities, financial services, technology and communications, and energy, as well as CMBS which were depressed largely due to higher interest rates and/or wider credit spreads since the purchase date. As of December 31, 2021 (Successor Company), 100% of these fixed maturities were depressed less than 20%of cost or amortized cost. The gross unrealized losses increased $70 compared to December 31, 2020 (Predecessor Company) primarily attributable to higher interest rates, partially offset by tighter credit spreads. The increase was also partially offset by the application of pushdown accounting in connection with the Sixth Street Acquisition. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for more information regarding the sale of the Company.

There were no fixed maturities depressed for twelve months or more. The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities outlined in the preceding discussion. The decision to record credit losses on fixed maturities, AFS in the form of an ACL requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Mortgage Loans
ACL on Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains (losses). Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.
When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans. The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
underlying collateral such as changes in projected property value estimates. As of December 31, 2021 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2021 (Successor Company) or 2020 (Predecessor Company). In addition, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.
Prior to January 1, 2020, the accounting model was based on an incurred loss approach. Mortgage loans were considered to be impaired when management estimated that, based upon current information and events, it was probable that the Company would be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that were deemed impaired, a valuation allowance was established for the difference between the carrying amount and estimated value. Changes in valuation allowances were recorded in net realized capital gains and losses.

ACL on Mortgage Loans
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Beginning balance	$—	$17	$—	$5
Cumulative effect of accounting changes [1]			9
Cumulative effect of pushdown accounting	12
Adjusted beginning balance ACL [2]	12	17	9	5
Current period provision (release)	—	(6)	8	(5)
Ending balance	$12	$11	$17	$—
[1] Represents the establishment of ACL recorded on adoption of accounting guidance for credit losses on January 1, 2020. For further                 information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[2] Prior to adoption of accounting guidance for credit losses on January 1, 2020, amounts were presented as a valuation allowance on mortgage loans.
The increase in the allowance for the period of July 1, 2021 to December 31, 2021 (Successor Company) was the result of pushdown accounting. The decrease in the allowance for the six months ended June 30, 2021 (Predecessor Company), is the result of improved economic scenarios, including improved GDP growth and unemployment, and higher property valuations as compared to the prior periods. We continue to monitor the impact on our mortgage loan portfolio from borrower behavior in response to the economic stress caused by the pandemic. Borrowers with lower LTVs have an incentive to continue to make payments of principal and/or interest in order to preserve the equity they have in the underlying commercial real estate properties. During 2020 (Predecessor Company), the Company increased the estimate of the ACL in response to significant economic stress experienced as a result of the COVID-19 pandemic.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 51% as of December 31, 2021 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 61%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals updated no less than annually. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments and are updated no less than annually through reviews of underlying properties.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2021 (Successor Company)
	2021		2020		2019		2018		2017		2016 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	7	2.37x	18	2.62x	25	1.55x	43	1.00x	41	1.94x	37	1.23x	171	1.60x
Less than 65%	378	2.68x	160	2.43x	234	2.89x	270	2.00x	235	2.27x	695	2.54x	1,972	2.50x
Total mortgage loans	$385	2.68x	$178	2.45x	$259	2.76x	$313	1.86x	$276	2.22x	$732	2.47x	$2,143	2.42x
[1]    As of December 31, 2021 (Successor Company), the amortized cost of mortgage loans excludes ACL of $12.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Predecessor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x
[1] As of December 31, 2020 (Predecessor Company), the amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans by Region
	Successor Company		Predecessor Company
	December 31, 2021		December 31, 2020
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
East North Central	$78	3.6%	$80	3.8%
East South Central	20	0.9%	19	0.9%
Middle Atlantic	152	7.1%	154	7.3%
Mountain	142	6.6%	78	3.7%
New England	87	4.1%	83	3.9%
Pacific	559	26.1%	562	26.7%
South Atlantic	627	29.3%	569	27.0%
West South Central	184	8.6%	213	10.1%
Other [2]	294	13.7%	351	16.6%
Total mortgage loans	$2,143	100%	$2,109	100%
[1]    As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the amortized cost of mortgage loans excludes ACL of $12 and $17, respectively.
[2]    Primarily represents loans collateralized by multiple properties in various regions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans by Property Type
	Successor Company		Predecessor Company
	December 31, 2021		December 31, 2020
	Amortized Cost [1]	Percent of Total	Amortized Cost [1]	Percent of Total
Commercial
Industrial	$711	33.2%	$602	28.6%
Lodging	—	—%	22	1.0%
Multifamily	590	27.5%	536	25.4%
Office	423	19.7%	481	22.8%
Retail	403	18.8%	418	19.8%
Single Family	16	0.8%	50	2.4%
Total mortgage loans	$2,143	100%	$2,109	100%
[1]    As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the amortized cost of mortgage loans excludes ACL of $12 and $17, respectively.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company held no mortgage loans considered past due.
Purchased Financial Assets with Credit Deterioration
Purchased financial assets with credit deterioration ("PCD") are purchased financial assets with a “more-than-insignificant” amount of credit deterioration since origination. PCD assets are assessed only at initial acquisition date and for any investments identified, the Company records an allowance at acquisition with a corresponding increase to the amortized cost basis. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company held no PCD fixed maturities, AFS or mortgage loans.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIEs") primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) is limited to the total carrying value of $1.1 billion and $975, respectively, which are included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets. As of December 31, 2021(Successor Company) and 2020 (Predecessor Company), the Company had outstanding commitments totaling $419 and $461, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
In addition, the Company makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS, and RMBS and are reported in fixed maturities, AFS on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs, and, where applicable, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The maturity of these transactions is generally within one year. The agreements require additional collateral to be transferred to the Company under specified conditions and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments in the Company's Consolidated Balance Sheets.

Repurchase Agreements
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$663	$262
Gross amount of collateral pledged related to repurchase agreements [1]	$679	$267
Gross amount of recognized receivables for reverse repurchase agreements [2]	$44	$28
[1]    Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]    Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the fair value of securities on deposit was $26 and $28, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivatives of Notes to Consolidated Financial Statements.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $259 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $216 for the six months ended June 30, 2021 (Predecessor Company), $130 and $161 for the years ended December 31, 2020 and 2019 (Predecessor Company), respectively. Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2021 (Successor Company) is limited to the total carrying value of $1.1 billion. In addition, the Company has outstanding commitments totaling approximately $420, to fund limited partnership and other alternative investments as of December 31, 2021 (Successor Company).
The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2021, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $171.1 billion and $130.7 billion as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $30.8 billion and $24.3 billion as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $2.0 billion, $1.0 billion and $405 for the years ended December 31, 2021 (Successor Company), December 31, 2020 (Predecessor Company) and 2019 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $31.4 billion (Successor Company), $5.9 billion, and $10.2 billion for the years ended December 31, 2020 (Predecessor Company) and 2019 (Predecessor Company), respectively. As of, and for the year ended, December 31, 2021 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives
Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as freestanding derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the notional amount of interest rate swaps in offsetting relationships was $506 and $1.3 billion, respectively.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Fixed Payout Annuity Hedge
The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)
Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer the majority of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as freestanding derivatives with a notional amount equal to the GRB reinsured.
During 2020 (Predecessor Company), the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. The Company previously utilized derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the GMWB riders written on a direct basis. The GMWB hedging instruments hedged changes in interest rates, equity market levels, and equity volatility. These derivatives included customized swaps, interest rate swaps and futures and equity swaps, options and futures on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.
FIA Embedded Derivative
On December 30, 2021, the Company assumed through reinsurance, certain FIA products with index-based crediting that constitutes an embedded derivative. The cedant hedges this risk and provides the benefits of this hedging as part of the reinsurance settlements.
Modified Coinsurance Reinsurance Contracts
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had approximately $775 and $843, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Successor Company	Predecessor Company	Successor Company	Predecessor Company	Successor Company	Predecessor Company	Successor Company	Predecessor Company
Hedge Designation/Derivative Type	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020
Cash flow hedges
Interest rate swaps	$100	$—	$—	$—	$—	$—	$—	$—
Foreign currency swaps	—	25	—	(2)	—	—	—	(2)
Total cash flow hedges	100	25	—	(2)	—	—	—	(2)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,074	3,419	(7)	(13)	19	28	(26)	(41)
Foreign exchange contracts
Foreign currency swaps and forwards	161	222	9	—	10	8	(1)	(8)
Credit contracts
Credit derivatives that purchase credit protection	—	40	—	—	—	—	—	—
Credit derivatives that assume credit risk	100	—	2	—	2	—	—	—
Equity contracts
Equity index swaps, options, and futures	—	2,000	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [1]	7,086	7,803	80	21	100	33	(20)	(12)
GMWB reinsurance contracts	1,555	1,688	(8)	7	—	7	(8)	—
Macro hedge program	22,991	24,188	(213)	(453)	145	268	(358)	(721)
Fixed indexed annuities
FIA product derivative [1]	5,485	—	(655)	—	—	—	(655)	—
Other
Modified coinsurance reinsurance contracts	775	843	15	(93)	15	—	—	(93)
Total non-qualifying strategies	41,227	40,203	(777)	(531)	291	344	(1,068)	(875)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$41,327	$40,228	$(777)	$(533)	$291	$344	$(1,068)	$(877)
Balance Sheet Location
Fixed maturities, available-for-sale	$56	$49	$—	$—	$—	$—	$—	$—
Other investments	8,163	5,791	43	12	91	13	(48)	(1)
Other liabilities	18,206	24,054	(252)	(480)	85	291	(337)	(771)
Reinsurance recoverables	2,331	2,531	7	(86)	15	7	(8)	(93)
Other policyholder funds and benefits payable	12,571	7,803	(575)	21	100	33	(675)	(12)
Total derivatives	$41,327	$40,228	$(777)	$(533)	$291	$344	$(1,068)	$(877)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2021 (Successor Company)
Other investments	$176	$162	$43	$(29)	$5	$9
Other liabilities	(385)	(134)	(252)	1	(251)	—
As of December 31, 2020 (Predecessor Company)
Other investments	$304	$295	$12	$(3)	$—	$9
Other liabilities	(772)	(279)	(480)	(13)	(488)	(5)
[1]    Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]    Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]    Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]    Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
Gain (Loss) Recognized in OCI
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Interest rate swaps	$—	$—	$—	$—
Foreign currency swaps	—	—	(2)	—
Total	$—	$—	$(2)	$—

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain (Loss) Reclassified from AOCI into Income
For the Period of July 1, 2021 to December 31, 2021
	Net Realized Capital Gain (Loss)	Net Investment Income
Interest rate swaps	—	—
Foreign currency swaps	—	—
Total	$—	$—
Total amounts presented on the Consolidated Statements of Operations	$(20)	$498

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Six Months Ended June 30, 2021		For the Years Ended December 31,
			2020		2019
	Net Realized Capital Gain (Loss)	Net Investment Income	Net Realized Capital Gain (Loss)	Net Investment Income	Net Realized Capital Gain (Loss)	Net Investment Income
Interest rate swaps	$—	$—	$—	$—	$—	$—
Foreign currency swaps	(1)	—	—	—	—	—
Total	(1)	—	—	—	—	—
Total amounts presented on the Consolidated Statements of Operations	$(242)	$534	$(74)	$816	$(275)	$924
As of December 31, 2021 (Successor Company), the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months was $1. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Variable annuity hedge program
GMWB product derivatives	$29	$82	$67	$134
GMWB reinsurance contracts	4	(24)	(27)	(13)
GMWB hedging instruments			42	(68)
Macro hedge program	(100)	(301)	(414)	(418)
Total variable annuity hedge program	(67)	(243)	(332)	(365)
Foreign exchange contracts
Foreign currency swaps and forwards	5	(2)	(4)	—
Fixed payout annuity hedge	—	—	—	(4)
Total foreign exchange contracts	5	(2)	(4)	(4)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	21	(76)	180	103
Credit contracts
Credit derivatives that purchase credit protection	—	—	19	—
Credit derivatives that assume credit risk	1	—	—	7
Equity contracts
Equity index swaps and options	—	—	—	(1)
Other
Modified coinsurance reinsurance contracts	15	22	(50)	(55)
Total other non-qualifying derivatives	37	(54)	149	54
Total [1]	$(25)	$(299)	$(187)	$(315)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

As of December 31, 2021 (Successor Company) [4]
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount	Offsetting Fair Value
Basket credit default swaps [3]
Investment grade risk exposure	$100	$2	5 years	Corporate Credit	BBB+	$—	$—
Total	$100	$2				$—	$—
[1]    The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.
[4]    As of December 31, 2020 (Predecessor Company), the Company did not hold any credit derivatives that assume credit risk.
Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company pledged cash collateral with a fair value of $2 and $48, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $270 and $526, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. In addition, as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company has pledged initial margin of cash related to OTC-cleared and exchange traded derivatives with a fair value of $4 and $7, respectively, which is recorded in other investments or other assets on the Company's Consolidated Balance Sheets. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $172 and $208, respectively, which are included within fixed maturities on the Company's Consolidated Balance Sheets.
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company accepted cash collateral associated with derivative instruments of $30 and $65, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) with a fair value of $5 and $0, respectively, which the Company has the right to sell or repledge. As of December 31, 2021 (Successor Company), the Company had not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance
The Company uses reinsurance as a risk mitigation strategy as well as a growth strategy. The Company assumes reinsurance from unaffiliated insurers in order to take on insurance risks not directly underwritten by the Company. The Company also cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Assumed Reinsurance
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 30, 2021 (Successor Company), the Company entered into a reinsurance agreement with Allianz, whereby the Company assumed certain blocks of FIA on a coinsurance basis, including certain policies with living withdrawal benefits. The Company also acquired general account assets to support the assumed reserves. The Company paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements and recorded a deferred gain on the transaction of approximately $25. The following table presents the impact on the Consolidated Balance Sheets from the Company's assumed reinsurance:

As of December 31, 2021 (Successor Company)
Assets
Investments	$8,357
Cash	17
Other assets	75
Reinsurance recoverables	244
Total assets	$8,693
Liabilities
Reserve for future policy benefits	$616
Other policyholder funds and benefits payable	7,340
Other liabilities	27
Total liabilities	$7,983
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's assumed reinsurance.
Ceded Reinsurance
Reinsurance recoverables include balances due from reinsurance companies and are presented net of ACL, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

Reinsurance Recoverables, net
	Successor Company	Predecessor Company
	As of December 31, 2021	As of December 31, 2020
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,850	$18,807
Commonwealth Annuity and Life Insurance Company ("Commonwealth")	8,718	7,579
TR Re	6,130	—
Other reinsurers	1,187	1,076
Gross reinsurance recoverables	35,885	27,462
Less: ACL	37	7
Reinsurance recoverables, net	$35,848	$27,455
As of December 31, 2021 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual"), Prudential Financial, Inc. ("Prudential") and TR Re of approximately $8.7 billion, $6.8 billion, $13.1 billion and $6.1 billion, respectively. As of December 31, 2020 (Predecessor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $7.6 billion, $7.0 billion and $11.8 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust. The Company's obligations to its direct policyholders reinsured to TR Re are secured by invested assets held by the Company in segregated portfolios.
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 30, 2021 (Successor Company), the Company entered into an affiliated reinsurance agreement with TR Re, primarily on a modified coinsurance basis. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement and recorded a deferred gain of approximately $805. The following table presents the impact on the Consolidated Balance Sheets from the Company's affiliated reinsurance arrangement:

As of December 31, 2021 (Successor Company)
Assets
Reinsurance recoverables	$6,130
Total assets	6,130
Liabilities
Funds withheld liability	5,128
Other liabilities	818
Total liabilities	$5,946
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangements.
From December 31, 2021 (Successor Company) to December 31, 2020 (Predecessor Company), the ACL increased by $30 to $37. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

Insurance Revenues
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Gross earned premium, fee income and other	$1,173	$1,210	$2,221	$2,375
Reinsurance assumed	69	64	125	115
Reinsurance ceded	(801)	(812)	(1,570)	(1,627)
Net earned premium, fee income and other	$441	$462	$776	$863
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $782 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $958 for the sixth months ended June 30, 2021 (Predecessor Company), and $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019, respectively (Predecessor Company). In addition, the Company has reinsured a majority of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Value of Business Acquired

Changes in the VOBA Balance
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Balance, beginning of period [1]	$565	$586	$696	$716
Amortization - VOBA	(17)	29	14	25
Amortization - unlock benefit (charge), pre-tax	(73)	14	(64)	—
Adjustments to unrealized gains on fixed maturities, AFS and other	4	26	(60)	(45)
Balance, end of period	$479	$655	$586	$696
[1]    The beginning balance as of July 1, 2021 differs from the ending balance as of June 30, 2021 due to the application of pushdown accounting related to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2022	$28
2023	$28
2024	$29
2025	$30
2026	$31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Goodwill and Other Intangible Assets

Goodwill
As of December 31, 2021 (Successor Company)
Carrying Value
Balance, beginning of period	$—
Acquisitions [1]	97
Accumulated impairments	—
Balance, end of period	$97
[1]    Related to the pushdown of purchase accounting related to the Sixth Street Acquisition on July 1, 2021. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
The goodwill from the Sixth Street Acquisition is attributable to the Company's expectation to leverage Sixth Street's capital management strategy for its life insurance business.

Other Intangible Assets
	Amortizing Intangible Assets [1]	Indefinite Lived Intangible Assets [2]	Total Other Intangible Assets
Predecessor Company
Gross carrying value, as of December 31, 2020	$29	$26	$55
Accumulated amortization through June 30, 2021	18	—	18
Net carrying value, as of June 30, 2021	$11	$26	$37
Weighted average expected life in years	5		5
Successor Company
Gross carrying value, as of July 1, 2021	$29	$26	$55
Additions [3]	30	—	30
Accumulated amortization through December 31, 2021	21	—	21
Net carrying value, as of December 31, 2021	$38	$26	$64
Weighted average expected life in years	7		7
[1]    Consists of internally developed software.
[2]    Consists of state insurance licenses.
[3]     Related to the election of pushdown accounting due to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
There have been no renewals or extensions since December 31, 2020 (Predecessor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2022	$6
2023	$6
2024	$6
2025	$6
2026	$6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	VA GMDB/GMWB [1]	FIA Guarantees and Other [2]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of July 1, 2021	$346	$—	$4,394	$16,382	$21,122
Incurred [4]	38	604	240	253	1,135
Paid	(44)	—	(29)	(486)	(559)
Liability balance as of December 31, 2021	$340	$604	$4,605	$16,149	$21,698
Reinsurance recoverable asset as of July 1, 2021	$184	$—	$4,394	$5,422	$10,000
Incurred [4]	152	—	240	4,845	5,237
Paid	(37)	—	(29)	(132)	(198)
Reinsurance recoverable asset as of December 31, 2021	$299	$—	$4,605	$10,135	$15,039

Predecessor Company
	Universal Life-Type Contracts
	GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Incurred [4]	54	217	179	450
Paid	(50)	(18)	(319)	(387)
Liability balance as of June 30, 2021	$464	$4,394	$13,830	$18,688
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139
Incurred [4]	35	217	78	330
Paid	(41)	(18)	(137)	(196)
Reinsurance recoverable asset as of June 30, 2021	$248	$4,394	$4,631	$9,273

Predecessor Company
	Universal Life-Type Contracts
	GMDB/ GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [3]	Total Future Policy Benefits
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Incurred [4]	101	526	467	1,094
Paid	(91)	(22)	(821)	(934)
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803
Incurred [4]	57	526	122	705
Paid	(72)	(22)	(275)	(369)
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    These liability balances include additional liabilities for expected annuitizations on two-tiered FIA's and all GLWB's, as part of the Allianz reinsurance agreement entered into on December 30, 2021.
[3]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[4]     Includes the portion of assessments established as additions to reserves, changes in estimates affecting the reserves and the amounts recoverable under modified coinsurance reinsurance agreements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2021 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,968	$1,351	$105	74
With 5% rollup [2]	952	62	9	75
With earnings protection benefit rider (“EPB”) [3]	3,284	620	42	75
With 5% rollup & EPB	452	99	11	76
Total MAV	17,656	2,132	167
Asset protection benefit (“APB”) [4]	8,395	41	15	73
Lifetime income benefit (“LIB”) – death benefit [5]	354	2	1	75
Reset (5-7 years) [6]	2,505	6	3	72
Return of premium (“ROP”) /other [7]	5,422	42	12	75
Variable annuity without GMDB [8]	2,985	—	—	73
Subtotal variable annuity [11]	$37,317	$2,223	$198	74
Less: general account value	2,715
Subtotal separate account liabilities with GMDB	34,602
Separate account liabilities - other	76,990
Total separate account liabilities	$111,592
[1]    MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]    Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]    EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]    APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]    LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]    Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]    ROP GMDB is the greater of current AV and net premiums paid.
[8]    Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]    AV includes the contract holder’s investment in the separate account and the general account.
[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]     Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $4.8 billion of total account value and weighted average attained age of 76 years. There is no NAR or retained NAR related to these contracts.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company	Predecessor Company
Asset Type	December 31, 2021	December 31, 2020
Equity securities (including mutual funds)	$33,240	$32,011
Cash and cash equivalents [1]	1,362	1,765
Total [2]	$34,602	$33,776
[1]    Represents an allocation of the portfolio holdings.
[2]     Includes $3.0 billion and $2.6 billion of account value as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), approximately 17% and 18%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 83% and 82%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to approximately $731 in qualifying assets to secure FHLBB advances for 2022. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2021, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

Provision for Income Taxes
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
Income Tax Expense (Benefit)			2020	2019
Current - U.S. Federal	$(86)	$—	$10	$(8)
Deferred - U.S. Federal	137	30	56	52
Total income tax expense	$51	$30	$66	$44
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$110	$79
VOBA and reserves	716	567
Net operating loss carryover	25	102
Employee benefits	7	7
Foreign tax credit carryover	16	18
Net unrealized loss on investments	4	—
Deferred reinsurance gain	187	198
Other	—	12
Total deferred tax assets	1,065	983
Deferred Tax Liabilities
Investment related items	(449)	(145)
Net unrealized gains on investments	—	(360)
Other	(13)	—
Total deferred tax liabilities	(462)	(505)
Net deferred tax asset	$603	$478
The statute of limitations is closed through the 2017 tax year with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ended December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had no reserves for uncertain tax positions. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that had a reasonable possibility of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the period July 1, 2021 to December 31, 2021 (Successor Company), the six months ended June 30, 2021 (Predecessor Company) and the years ended December 31, 2020 and 2019 (Predecessor Company). The Company had no interest payable as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)

planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $117 and $484, respectively. The totals include U.S. losses that were generated prior to 2017 of $0 and $121, respectively. These losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2028-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The totals also include U.S. losses that were generated in 2018 of $117 and $363, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year. The loss carryforwards are also subject to Internal Revenue Code Section 382, which may limit the amount that can be utilized in any carryforward year.
Given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $16 and $18 respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows.

Income Tax Rate Reconciliation
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Tax provision at U.S. Federal statutory rate	$70	$45	$98	$86
Dividends received deduction ("DRD")	(16)	(14)	(28)	(34)
Foreign related investments	(2)	(1)	(4)	(7)
Other	(1)	—	—	(1)
Provision for income taxes	$51	$30	$66	$44
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid for operating leases were $1 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $1 for six months ended June 30, 2021 (Predecessor Company) and $2 and $2 for the years ended December 31, 2020 and 2019 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2022	$1
2023	1
2024	—
2025	—
2026	—
Thereafter	—
Total minimum lease payments	$2
Unfunded Commitments
As of December 31, 2021 (Successor Company), the Company had outstanding commitments totaling $705, of which $420 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $45 of the outstanding commitments are primarily related to various funding obligations associated with private debt. The remaining outstanding commitments of $240 are related to mortgage loans. Of the $705 in total outstanding commitments, $155 are related to mortgage loan commitments, which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-Related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the liability balance was $4 and $7, respectively. As of December 31, 2021 (Successor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Affiliates

and 2020 (Predecessor Company) amounts related to premium tax offsets of $1 and $2, respectively, were included in other assets on the Consolidated Balance Sheets.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position as of December 31, 2021 (Successor Company) was $252. Of this $252, the legal entities have posted collateral of $271 in the normal course of business. In addition, the Company did not post any collateral associated with a customized GMWB derivative. This could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that is posted, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Affiliates

Parent Company Transactions
As of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), the Company had no direct employees as it is managed by TLI, the Company's indirect parent, pursuant to an Intercompany Services and Cost Allocation Agreement ("the reimbursement agreement") between the Company, TLI and other Company affiliates. Effective July 1, 2021 the expense reimbursement agreement was modified to reflect a cost-plus reimbursement model. The impact of this revision was not material to the Company.
On October 1, 2021, TLI, acquired Lombard International Administration Services Company, LLC ("LIAS") and LIAS Administration Fee Issuer, LLC ("LAFI") for the purpose of providing insurance administration services and support for banks, corporations, and insurance companies. LIAS currently services approximately $42 billion of the Company's separate account assets under administration within the COLI and BOLI markets. Subsequent to the acquisition, the Company paid approximately $14 of fees to LIAS and received approximately $1 in expense reimbursements from LIAS.
For information related to affiliated reinsurance arrangements with the Company's parent company TR Re, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 5 - Reinsurance of Notes to Consolidated Financial Statements.
For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results
The Company and its domestic insurance subsidiaries prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory Net Income (Loss)
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Combined statutory net income (loss)	$(426)	$(2)	$245	$488

Statutory Capital
	Successor Company	Predecessor Company
	December 31, 2021	December 31, 2020
Statutory capital [1]	$2,153	$3,142
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $29 and $51 as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), respectively.
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries. Statutory accounting principles require that ceding commissions paid on reinsurance transactions be expensed in the period incurred, affecting statutory net loss, where GAAP allows for the deferral of these amounts. In addition, as noted in Note 1 - Basis of Presentation and Significant Accounting Policies, the Company paid a $500 dividend associated with the Sixth Street transaction. Both items affected statutory capital.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio." The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.
Dividends
As a condition to the Sixth Street Acquisition, the CTDOI requires any dividends from the Company, for a two-year period following the acquisition, be approved by the state insurance commissioner. Subsequent to this approval condition, dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)
company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.
On June 28, 2021 (Predecessor Company), TL paid a $500 dividend to its then parent, TLI.
Absent the restrictions noted above, the Company would be permitted to pay up to a maximum of $215 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $395 in dividends as determined by the above mentioned insurance regulations.
On September 18, 2020 (Predecessor Company), TL received a $400 dividend from its subsidiary, Talcott Resolution Life and Annuity Insurance Company ("TLA"). On the same date, TL subsequently declared and paid a $319 dividend to its parent TLI.
On September 16, 2019 (Predecessor Company), TL received a $250 dividend from its subsidiary, TLA. On the same date, TL subsequently declared and paid a $700 dividend to its parent, TLI.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—	$—
OCI before reclassifications	(12)	—	—	—	(12)
Amounts reclassified from AOCI	2	—	—	—	2
OCI, net of tax	(10)	—	—	—	(10)
Ending balance	$(10)	$—	$—	$—	$(10)

Changes in AOCI, Net of Tax for the Six Months Ended June 30, 2021 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,282	$—	$(1)	$—	$1,281
OCI before reclassifications	(238)	—	—	—	(238)
Amounts reclassified from AOCI	(37)	—	1	—	(36)
OCI, net of tax	(275)	—	1	—	(274)
Ending balance	$1,007	$—	$—	$—	$1,007

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$717	$—	$—	$—	$717
OCI before reclassifications	665	(1)	(1)	—	663
Amounts reclassified from AOCI	(100)	1	—	—	(99)
OCI, net of tax	565	—	(1)	—	564
Ending balance	$1,282	$—	$(1)	$—	$1,281

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Reclassification from AOCI
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,		Affected Line Item on the Consolidated Statements of Operations
			2020	2019
Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$(2)	$47	$127	$47	Net realized capital losses
	(2)	47	127	47	Income before income taxes
	—	10	27	10	Income tax expense
	$(2)	$37	$100	$37	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$—	$—	$(1)		Net realized capital losses
	—	—	(1)		Income before income taxes
	—	—	—		Income tax expense
	$—	$—	$(1)		Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital losses
Interest rate swaps	—	—	—	—	Net investment income
Foreign currency swaps	—	(1)	—	—	Net realized capital losses
	—	(1)	—	—	Income before income taxes
	—	—	—	—	Income tax expense
	$—	$(1)	$—	$—	Net income
Total amounts reclassified from AOCI	$(2)	$36	$99	$37	Net income

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Revenue from Contracts with Customers
The Company follows the FASB’s updated guidance for recognizing revenue from contracts with customers which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services.

Revenues from Contracts with Customers
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Administration and distribution services fees	$45	$44	$80	$84
The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
16. Subsequent Event
The Company has evaluated subsequent events through April 1, 2022, the date the consolidated financial statements were issued. There have been no events occurring subsequent to December 31, 2021, which have a material effect on the consolidated financial condition of the Company.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company

Opinion on the Financial Statement Schedules

We have audited the consolidated financial statements of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company), and for the period of July 1, 2021 to December 31, 2021 (Successor Company) and the six months ended June 30, 2021 (Predecessor Company), and for the years ended December 31, 2020 and 2019 (Predecessor Company), and have issued our report thereon dated April 1, 2022 (which report expresses an unqualified opinion and includes an emphasis of matter paragraph concerning the Company’s election to pushdown purchase accounting in 2021). Our audits also included the financial statement schedules I, IV, and V. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 1, 2022

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	Successor Company
	As of December 31, 2021
Type of Investment	Cost	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,643	$1,669	$1,887
States, municipalities and political subdivisions	1,452	1,456	1,456
Foreign governments	365	362	362
Public utilities	1,718	1,707	1,707
All other corporate bonds	11,662	11,650	11,650
All other mortgage-backed and asset-backed securities	4,146	4,127	3,909
Total fixed maturities, available-for-sale	20,986	20,971	20,971
Fixed maturities, at fair value using fair value option	—	—	—
Total fixed maturities	20,986	20,971	20,971
Equity Securities
Common stocks
Industrial, miscellaneous and all other	25	25	25
Non-redeemable preferred stocks	178	178	178
Total equity securities, at fair value	203	203	203
Mortgage loans [1]	2,143	2,138	2,131
Policy loans	1,484	1,484	1,484
Futures, options and miscellaneous	195	15	15
Real estate acquired in satisfaction of debt	11	11	11
Short-term investments	1,254	1,254	1,254
Investments in partnerships and trusts	1,147		1,147
Total investments	$27,423		$27,216
[1] Cost of mortgage loans excludes the allowance for credit losses ("ACL") of $12. For further information, refer to Schedule V - Valuation and Qualifying Accounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
Life insurance in-force	$232,607	$166,822	$158	$65,943	—%
Insurance Revenues
Life insurance and annuities	$1,170	$798	$69	$441	16%
Accident health insurance	3	3	—	—	—%
Total insurance revenues	$1,173	$801	$69	$441	16%
For the Six Months Ended June 30, 2021 (Predecessor Company)
Life insurance in-force	$236,517	$170,776	$166	$65,907	—%
Insurance Revenues
Life insurance and annuities	$1,202	$804	$64	$462	14%
Accident health insurance	8	8	—	—	—%
Total insurance revenues	$1,210	$812	$64	$462	14%
For the Year Ended December 31, 2020 (Predecessor Company)
Life insurance in-force	$239,801	$174,372	$173	$65,602	—%
Insurance Revenues
Life insurance and annuities	$2,201	$1,550	$125	$776	16%
Accident health insurance	20	20	—	—	—%
Total insurance revenues	$2,221	$1,570	$125	$776	16%
For the Year Ended December 31, 2019 (Predecessor Company)
Life insurance in-force	$249,728	$181,779	$378	$68,327	1%
Insurance Revenues
Life insurance and annuities	$2,350	$1,602	$115	$863	13%
Accident health insurance	25	25	—	—	—%
Total insurance revenues	$2,375	$1,627	$115	$863	13%

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Successor Company
2021	Balance July 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$—	$—	$—
ACL on mortgage loans	12	—	—	12
ACL on reinsurance recoverables	34	3	—	37
Predecessor Company
2021	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance June 30,
ACL on fixed maturities, AFS	1	—	—	1
ACL on mortgage loans	17	(6)	—	11
ACL on reinsurance recoverables	7	—	—	7
2020	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
ACL on fixed maturities, AFS	—	1	—	1
ACL on mortgage loans	9	8	—	17
ACL on reinsurance recoverables	5	2	—	7
2019	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Valuation allowance on mortgage loans	$5	$—	$(5)	$—

PART C
OTHER INFORMATION
ITEM 27. FINANCIAL STATEMENTS AND EXHIBITS
(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)(1)(a)
Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10,
2010.

(1)(b)
Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10,
2010.

(2)	Not applicable.
(3)(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.
(3)(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement No. 33-59541, filed on April 22, 2013.
(4)	Form of Group Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.
(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-145655, filed on August 10, 2010.
(6)(a)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.
(6)(b)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement No. 333-72042, filed on April 30, 2019.
(7)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement No. 33-59541, filed on April 22, 2013.
(7)(b)	Reinsurance Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)	Fund Participation Agreements and Amendments
(8) (a)	Fred Alger & Company, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8) (a)(i)	Sixth Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(b)	Alliance Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(c)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(c)(i)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(c)(ii)	Amendments to Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(d)	American Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(8)(d)(i)	Sixth Amendment to Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(e)	Ave Maria — distributed by Ultimus Fund Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 4-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(f)	BlackRock Distributors, Inc., as amended (Includes LifePath) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(f)(i)	Amendments to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(g)
Foreside Financial Services, LLC (as New Principal Underwriter for BMO Funds), is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.

(8)(h)	Calamos Financial Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(i)	Calvert Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(j)	Columbia Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(j)(i)	Assignment agreement dated 4-23-10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(j)(ii)	Amendment dated 12-30-13 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(j)(iii)	Amendment to Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(k)	Davis Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(l)	Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(l)(i)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(l)(ii)	Second Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(m)	Domini — distributed by DSIL Investment Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(n)	Dreyfus Services Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(n)(i)	Seventh Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(o)	DWS — distributed by Scudder Investments Service Company incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(p)	Eaton Vance Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(8)(p)(i)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(q)	Federated Securities Corporation incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(r)	Fidelity Distributors Corporation (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(r)(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement No. 333-151805, filed on April 29, 2016.
(8)(s)	Franklin/Templeton Distributors, Inc. (Mutual Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(s)(i)	Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(t)	Franklin/Templeton Distributors, Inc. (Strategic Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(t)(i)	Amendment Nos. 1 through 5 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(u)	Franklin/Templeton Distributors, Inc. (Templeton Series) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(v)	Frost — distributed by SEI Investments Distribution Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(v)(i)	Amendment to Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(w)	Goldman, Sachs & Co. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(w)(i)	Sixth Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(8)(x)	Hartford Investment Financial Services Company (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(y)	Hartford Securities Distribution Company, Inc. (Insurance Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(y)(i)	Amendment Nos. 1 and 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(z)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(aa)	IMST Distributors, LLC (Oak Ridge) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(bb)	Invesco Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 1-22-04 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(cc)	Ivy Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(dd)	Janus Distributors, Inc. (Includes Perkins) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(ee)	JPMorgan Distribution Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 12-19-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(ee)(ii)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ff)	Legg Mason Wood Walker, Incorporated, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ff)(i)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(gg)	LKCM — distributed by Quasar Distributors, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(hh)
Loomis Sayles — distributed by IXIS Asset Management Distributors, L.P. (Includes Oakmark) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23,
2012.

(ii)	Lord Abbett Distributor LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(ii)	Amendment No. 5 incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-151805, filed on April 29, 2016.
(jj)	Managers Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(kk)	MFS Fund Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 8 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Amendment No. 9 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Amendment No. 10 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(kk)(iv)	Amendment No. 11 to the Hartford Retail Fund Participation Agreement, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ll)	MML Distributors, LLC incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(8)(ll)(i)	Amendments One and Two to Retail Fund Participation Agreement, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(mm)	Munder — distributed by Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 1 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.

(ii)	Amendment No. 5 (Victory Funds) incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Amendment No. 4 dated 6-28-11 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(iv)	Amendment dated 8-27-14 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(nn)	Neuberger & Berman Management Incorporated (Retail Funds) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(nn)(i)	Amendment dated 9-12-12 incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on September 22, 2015,
(8)(nn)(ii)	Amendments to the Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(oo)	Nuveen Investments, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(oo)(i)	Second Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(pp)	OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(pp)(i)	Second Amendment dated February 1, 2003 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(pp)(ii)	Amendments to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(qq)	PIMCO Funds Distributor LLC (Includes Allianz) incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(rr)	Pioneer Funds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(ss)	Prudential Investment Management Services LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ss) (i)	Amendment No. 4 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(ss)(ii)	Amendment No. 5 to Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(tt)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(tt)(i)	Amendment Nos. 7 through 10 incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.
(8)(tt)(ii)	Amendments to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(uu)	RidgeWorth Distributors LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.

(vv)	Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 10-31-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Second Amendment dated 5-12-08 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Third Amendment dated 10-13-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(vv)(iv)	Fourth Amendment to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(ww)	Russell Financial Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 12-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(xx)	T. Rowe Price Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(yy)	Teachers Personal Investor Services, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(yy)(i)	First Amendment to Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(zz)	Thornburg Securities Corp. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	Amendment dated 9-6-06 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(ii)	Amendment dated 3-13-07 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iii)	Fifth Amendment dated 9-26-11 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(iv)	Amendment dated 1-18-13 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(v)	Amendment dated 7-1-14 incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement No. 333-151805, filed on April 28, 2015.
(8)(zz)(vi)	Amendment to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(aaa)	Timothy Partners, Ltd. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(aaa)(i)	Amendment No. 1 to the Retail Fund Participation Agreement, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(bbb)	UBS — distributed by Brinson Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(8)(ccc)	Victory Retail Service Agreement and Amendments incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement No. 333-151805, filed on September 22, 2015.

(8)(ddd)
VP Distributors, LLC (Virtus Funds) Retail Fund Participation Agreement, as amended, is incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30,
2021.

(eee)	Wells Fargo Funds Distributor, LLC incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-151805, filed on April 23, 2012.
(i)	First Amendment dated 7-1-11 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(ii)	Second Amendment dated 12-3-12 incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-151805, filed on April 25, 2014.
(8)(fff)	Administrative Services Agreement dated as of December 31, 2020, is incorporated by reference to Post- Effective Amendment No. 35 to Registration Statement No. 333-151805 filed on April 30, 2021.
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11, filed herewith.
(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, filed herewith.
(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm, filed herewith.
(c) Written Consent of Eversheds Sutherland (US) LLP, filed herewith.
(99)	Copy of Power of Attorney, filed herewith.

333-151805
ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
NAME	POSITION
Christopher B. Abreu	Vice President and Chief Risk Officer
Christopher B Cramer	Senior Vice President, Corporate Secretary and Chief Tax Officer
Christopher J. Dagnault	Vice President
Christopher M. Grinnell	Vice President and Associate General Counsel
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Craig D. Morrow	Vice President and Actuary
David Bell	Assistant Secretary and Chief Information Officer
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Donna R. Jarvis	Vice President and Actuary
Ellen T. Below	Vice President and Chief Communications Officer and Head of Implementation
Glenn Gadzik	Vice President and Actuary
James Cubanski	Vice President
Jeremy Billiel	Assistant Vice President and Treasurer
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Jonathan P. Waters	Assistant Vice President and Chief Privacy Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer, Director
Matthew Bjorkman	Vice President and Chief Auditor
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Michael R. Hazel	Vice President and Controller
Peter F. Sannizzaro	President, Chief Executive Officer, Director
Peter Manley	Vice President and Head of Corporate Development and Strategy
Robert R. Siracusa	Vice President and Chief Financial Officer
Robert W. Stein	Director
Ronald K. Tanemura	Director
Samir Srivastava	Vice President and Chief Information Officer, Director

NAME	POSITION
Xiaobo Zhou	Assistant Vice President and Head of Pricing
Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Separate Accounts of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”) are the listed Registrants. TL and TLA are the Depositors. Entities that are controlled by TAO Insurance Holdings, LLC, which controls the Depositors, are listed below, along with entities that are owned or controlled by the Depositors
Alan Waxman and Anthony M. Muscolino (Individuals) (1)(2)
TAO Insurance Holdings, LLC (DE) (1) (3)
TAO Sutton Parent, LLC (CYM)
TAO Sutton Holdings, LLC (CYM)
Sutton Investments, LLC (BMU)
Sutton Holdings Investments, Ltd. (BMU)
Sutton Re FinCo, Ltd. (BMU)
Sutton Re Holdings, Ltd. (BMU)
Sutton Life Re, Ltd. (BMU)
Sutton Cayman, Ltd. (CYM)
Sutton Holdings GP, LLC (DE)
Hopmeadow Holdings, LP (DE)
Hopmeadow Acquisition, Inc. (DE)
Talcott Resolution Life, Inc. (DE)
Lombard International Administration Services Company, LLC (DE)
LIAS Administration Fee Issuer LLC (DE)
TR Re, Ltd. (BMU)
Talcott Resolution Life Insurance Company (CT) (4)
(1)
Alan Waxman, as a member of TAO Insurance Holdings, LLC, has the authority to appoint the managing member of TAO Insurance Holdings, LLC, and has appointed Anthony M. Muscolino.
(2)
Certain other entities that are affiliated with the Depositors and controlled by Alan Waxman are: Cadence ALM GP Holdco, LLC (DE), Cadence ALM US, L.P. (DE), Cadence Services US, LLC (DE), Sixth Street Advisers, LLC (DE), Sixth Street Insurance Solutions, L.P. (DE), Sixth Street Insurance GP Holdco, LLC (DE), and Sixth Street TAO Management, LLC.
(3)
Managing member of TAO Sutton Parent, LLC and TAO Sutton Holdings LLC.
(4)
The following entities are wholly-owned subsidiaries of Talcott Resolution Life Insurance Company and are under common control: American Maturity Life Insurance Company (CT), Talcott Resolution International Life Reassurance Corporation (CT), Talcott Resolution Life and Annuity Insurance Company (CT), and 21 Church Street R, LLC (DE). Talcott Resolution Life and Annuity Insurance Company (CT) owns 100% of Talcott Resolution Distribution Company, Inc. (CT) and Talcott Resolution Comprehensive Employee Benefit Service Company (CT).

ITEM 30. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by- laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
(a)
MMLD acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
(b)
Officers and Member Representatives of MML Distributors, LLC
NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Alyssa O’Connor	Assistant Secretary	*
Aruna Hobbs	Vice President	**
Edward K. Duch III	Assistant Secretary	*
James P. Puhala	Chief Compliance Officer	*
Jeffrey Sajdak	Assistant Treasurer	*
Julieta Sinisgalli	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
Kevin LaComb	Assistant Treasurer	*
Mario Morton	Registration Manager and Continuing Education Officer	*

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer and Treasurer	*
Pablo Cabrera	Assistant Treasurer	*
Paul LaPiana	Chief Executive Officer and President	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
*
Address: 1295 State Street, Springfield, MA 01111
**
Address: One Marina Park Drive, Suite 800, Boston, MA 02210
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Great-West Life & Annuity Insurance Company (“Great-West”), as sub-administrator at 8515 East Orchard Road, Greenwood Village, Colorado 80111
ITEM 33. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this registration statement.
ITEM 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
ITEM 35. ADDITIONAL REPRESENTATION
The Company is relying the relief provided in ING Life Insurance and Annuity Company (Aug. 30, 2012) and American Council of Life Insurance, (Nov. 28, 1988) with respect to the sale of the Contracts to fund 403(b) plans and has complied with the terms of these letters.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on this 27th day of April, 2022.
TALCOTT RESOLUTION LIFE INSURANCE COMPANY - SEPARATE ACCOUNT ELEVEN (Registrant)
By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro President and Chief Executive Officer

TALCOTT RESOLUTION LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.
Signature	Title	Date
/s/ Peter F. Sannizzaro	President, Chief Operating Officer and Director	April 27, 2022
Peter F. Sannizzaro
/s/ Robert R. Siracusa	Vice President and Chief Financial Officer	April 27, 2022
Robert R. Siracusa
/s/ Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer, Director*	April 27, 2022
Lisa M. Proch*
/s/ Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director*	April 27, 2022
Matthew J. Poznar*
/s/ Robert W. Stein	Director*	April 27, 2022
Robert W. Stein*
/s/ Ronald K. Tanemura	Director*	April 27, 2022
Ronald K. Tanemura*

Signature		Title	Date
/s/ Samir Srivastava		Vice President and Chief Information Officer, Director*	April 27, 2022
Samir Srivastava*

*By:	/s/ Mike Knowles	Attorney-in-Fact	April 27, 2022
Mike Knowles

333-151805